================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07953

                                EQ ADVISORS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           1290 Avenue of the Americas
                            New York, New York 10104
               --------------------------------------------------
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104
               --------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Ave., N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                      Date of fiscal year end: December 31

            Date of reporting period: January 1, 2004 - June 30, 2004

================================================================================

Item 1.         Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                                EQ Advisors Trust
                                 2004 Certified
                               Semi-Annual Report

--------------------------------------------------------------------------------
This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.
--------------------------------------------------------------------------------

EQ ADVISORS TRUST
SEMI-ANNUAL REPORT
June 30, 2004

Table of Contents

  . Performance Results........................................................2
  . Portfolios of Investments .................................................5
  . Financial Statements.....................................................114
  . Notes to Financial Statements ...........................................173
  . Management of the Trust..................................................186
  . Proxy Voting Policies and Procedures.....................................189

--------------------------------------------------------------------------------
NOTES ON PERFORMANCE
--------------------------------------------------------------------------------

Total Returns

Performance of the EQ Advisors Trust Portfolios as shown on the following pages, compares each Portfolio's performance to that of a broad-based securities index. Each of the Portfolio's annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the EQ Advisors Trust Portfolios. Changes in policy values depend not only on the investment performance of the EQ Advisors Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the EQ Advisors Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Lehman Brothers Aggregate Bond Index

An unmanaged index considered representative of the U.S. investment-grade fixed-rate bond market. Includes government and credit securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-backed securities.

The Lehman Intermediate Government Bond Index

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Morgan Stanley Capital International EAFE Index

An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australia and the Far East.

The Morgan Stanley Capital International Emerging Markets Free Index

An unmanaged index considered representative of stock markets of developing countries.

The Russell 1000(R) Index

An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000(R) Growth Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 1000(R) Value Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

The Russell 3000(R) Index

An unmanaged index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000(R) Growth Index

An unmanaged index that measures the performance of those companies in the Russell 3000 with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500(TM) Index

An unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

Russell 2500(TM) Growth Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2500(TM) Value Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

The Russell 2000(R) Index

An unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

The Russell 2000(R) Value Index

An unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor's 500 Index

An unmanaged index which contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market.

The Standard & Poor's MidCap 400 Index

An unmanaged index which tracks mid-sized companies. Today, mid-caps are recognized as an independent asset class, with risk/reward profiles that differ considerably from both large-caps and small-caps. It covers approximately 7% of the U.S. equities market.

Treasury Bill

A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of one year or less.

EQ Advisors Trust Investment Performance Summary

For the period ended June 30, 2004 (Unaudited)

                                Inception                                                                                    Since
                                   Date    1 Month  3 Mos.   YTD   1 Year  3 Years  5 Years  10 Years  15 Years  20 Years  Incep. *
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and
   Income - A                    10/01/93    2.37    0.40    3.72   19.03    0.77     3.67     12.28                         11.08
EQ/Alliance Growth and
   Income - B                    05/01/97    2.33    0.35    3.63   18.72    0.51     3.41                                   10.05
Lipper Large Cap Value Funds                 2.22    0.75    2.64   19.08    0.33     0.71     10.60                          9.62
Russell 1000 Value                           2.36    0.88    3.94   21.13    2.97     1.87     12.64                         11.32
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified
   Value - A                     05/18/01    2.48    0.46    3.61   20.61    5.16                                             4.35
EQ/Bernstein Diversified
   Value - B                     01/01/98    2.41    0.31    3.45   20.23    4.87     1.59                                    5.84
Lipper Large Cap Value Funds                 2.22    0.75    2.64   19.08    0.33     0.71                                    4.54
Russell 1000 Value                           2.36    0.88    3.94   21.13    2.97     1.87                                    5.68
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value
   Equity - A                    10/02/02    2.75    2.00    5.05   25.51                                                    28.86
EQ/Mercury Basic Value
   Equity - B                    05/01/97    2.68    1.87    4.84   25.10    4.85     5.84                                   10.92
Lipper Large Cap Value Funds                 2.22    0.75    2.64   19.08    0.33     0.71                                    6.66
Russell 1000 Value                           2.36    0.88    3.94   21.13    2.97     1.87                                    8.69
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income
   Value - A                     10/02/02    2.30    1.23    3.76   18.35                                                    22.82
EQ/Putnam Growth & Income
   Value - B                     05/01/97    2.30    1.23    3.57   18.07    0.34    (1.18)                                   4.48
Lipper Large Cap Value Funds                 2.22    0.75    2.64   19.08    0.33     0.71                                    6.66
Russell 1000 Value                           2.36    0.88    3.94   21.13    2.97     1.87                                    8.69
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock - A     01/13/76    2.95    1.05    6.28   29.76   (1.03)   (2.03)    11.20    10.83     13.43      13.12
EQ/Alliance Common Stock - B     10/02/96    2.90    1.00    6.18   29.48   (1.27)   (2.28)                                   8.09
Lipper Large Cap Core Funds                  1.89    1.17    2.37   16.87   (2.36)   (2.84)     9.15     9.84     12.13        N/A
S&P 500                                      1.94    1.72    3.44   19.11   (0.69)   (2.20)    11.83    11.33     13.46      12.57
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially
   Responsible - A               10/02/02   (0.13)   0.79    1.59   18.91                                                    19.30
EQ/Calvert Socially
   Responsible - B               09/01/99   (0.00)   0.79    1.60   18.63   (3.68)                                           (3.23)
Lipper Large Cap Core Funds                  1.89    1.17    2.37   16.87   (2.36)                                           (2.08)
Russell 3000                                 1.99    1.33    3.59   20.46    0.15                                            (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian
   Research - A                  03/25/02    2.28    0.63    4.47   19.21                                                     1.98
EQ/Capital Guardian
   Research - B                  05/01/99    2.38    0.63    4.38   18.97    0.63     2.37                                    2.72
Lipper Large Cap Core Funds                  1.89    1.17    2.37   16.87   (2.36)   (2.84)                                  (2.14)
S&P 500                                      1.94    1.72    3.44   19.11   (0.69)   (2.20)                                  (1.56)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S.
   Equity - A                    03/25/02    1.87    0.65    3.22   20.61                                                     3.87
EQ/Capital Guardian U.S.
   Equity - B                    05/01/99    1.78    0.55    3.03   20.22    1.34     1.92                                    2.38
Lipper Large Cap Core Funds                  1.89    1.17    2.37   16.87   (2.36)   (2.84)                                  (2.14)
S&P 500                                      1.94    1.72    3.44   19.11   (0.69)   (2.20)                                  (1.56)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index - A          03/01/94    1.90    1.62    3.28   18.67   (0.92)   (2.50)    11.34                         10.59
EQ/Equity 500 Index - B          05/01/97    1.91    1.58    3.15   18.37   (1.18)   (2.74)                                   6.02
Lipper S&P 500 Index
   Objective Funds                           1.90    1.61    3.22   18.54   (1.11)   (2.54)    11.44                         10.63
S&P 500                                      1.94    1.72    3.44   19.11   (0.69)   (2.20)    11.83                         11.05
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust - A       03/25/02    2.35    1.87    2.35   14.87                                                    (0.01)
EQ/MFS Investors Trust - B       01/01/99    2.35    1.75    2.23   14.58   (2.60)   (3.51)                                  (2.02)
Lipper Large Cap Core Funds                  1.89    1.17    2.37   16.87   (2.36)   (2.84)                                  (0.65)
S&P 500                                      1.94    1.72    3.44   19.11   (0.69)   (2.20)                                   0.10
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth - A   05/01/99    1.88    2.37    3.51   16.52   (7.80)   (9.03)                                  (7.84)
EQ/Alliance Premier Growth - B   05/01/99    1.75    2.23    3.39   16.12   (8.07)   (9.29)                                  (8.07)
Lipper Large-Cap Growth Funds                1.49    1.23    2.56   16.68   (4.97)   (4.99)                                  (4.09)
Russell 1000 Growth                          1.25    1.94    2.74   17.88   (3.74)   (6.48)                                  (5.61)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega - A           10/02/02    1.17   (1.26)   2.50   22.27                                                    23.35
EQ/Evergreen Omega - B           01/01/99    1.18   (1.38)   2.26   21.88   (0.35)   (4.11)                                  (2.64)
Lipper Large-Cap Growth Funds                1.49    1.23    2.56   16.68   (4.97)   (4.99)                                  (2.25)
Russell 1000 Growth                          1.25    1.94    2.74   17.88   (3.74)   (6.48)                                  (4.20)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth - A    03/25/02    2.05    2.23    4.38   17.79                                                    (1.87)
EQ/Janus Large Cap Growth - B    09/01/00    1.89    1.89    4.04   17.46   (7.42)                                          (12.77)
Lipper Large-Cap Growth Funds                1.49    1.23    2.56   16.68   (4.97)                                          (13.64)
Russell 1000 Growth                          1.25    1.94    2.74   17.88   (3.74)                                          (14.77)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth
   Companies - A                 11/28/98    1.72    1.31    5.25   17.73   (7.77)   (5.69)                                  (0.87)
EQ/MFS Emerging Growth
   Companies - B                 05/01/97    1.66    1.24    5.07   17.48   (8.03)   (5.96)                                   4.46
Lipper Multi-Cap
   Growth Funds                              2.17    1.51    3.96   20.87   (4.20)   (2.68)                                   6.69
Russell 3000 Growth                          1.41    1.79    2.96   18.82   (3.48)   (6.05)                                   4.13
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus Portfolio - A   10/02/02    1.00   (1.35)  (0.45)  13.52                                                    14.37
EQ/Marsico Focus Portfolio - B   08/31/01    1.00   (1.35)  (0.53)  13.29                                                    10.13
Lipper Large-Cap Growth Funds                1.49    1.23    2.56   16.68                                                    (1.06)
Russell 1000 Growth                          1.25    1.94    2.74   17.88                                                    (0.13)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager - A            10/02/02    0.92    0.75    1.77   14.60                                                    16.68
EQ/Putnam Voyager - B            05/01/97    0.92    0.75    1.60   14.33   (6.23)   (7.39)                                   3.46
Lipper Large-Cap Growth Funds                1.49    1.23    2.56   16.68   (4.97)   (4.99)                                   4.73
Russell 1000 Growth                          1.25    1.94    2.74   17.88   (3.74)   (6.48)                                   4.13
-----------------------------------------------------------------------------------------------------------------------------------

Returns of less than one-year are not annualized

Past performance is not indicative of future results.

* The "since inception" returns for the Lipper Averages and benchmark indices reflect the inception date of the older class.

EQ Advisors Trust Investment Performance Summary

For the period ended June 30, 2004 (Unaudited)

                                Inception                                                                                    Since
                                   Date    1 Month  3 Mos.   YTD   1 Year  3 Years  5 Years  10 Years  15 Years  20 Years  Incep. *
-----------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap - A          11/24/98    3.82     2.23   6.60  29.87     6.29     6.18                                    6.23
EQ/FI Small/Mid Cap - B          05/01/97    3.75     2.23   6.45  29.59     6.05     5.90                                    5.27
Lipper Small-Cap Value Funds                 5.07     1.99   8.11  35.51    11.03    12.92                                   13.66
Russell 2500 Value                           3.97     0.51   6.72  33.91    12.37    11.93                                   12.82
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value - A    10/02/02    3.93     1.63   6.83  30.86                                                     29.01
EQ/Lazard Small Cap Value - B    01/01/98    3.93     1.63   6.75  30.64    10.57    10.47                                    8.19
Lipper Small-Cap Value Funds                 5.07     1.99   8.11  35.51    11.03    12.92                                   11.30
Russell 2000 Value                           5.08     0.85   7.83  35.17    12.15    12.82                                    9.47
-----------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Blend
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap - A                03/25/02    3.98     2.97   4.18  26.06                                                      9.97
EQ/FI Mid Cap - B                09/01/00    4.00     2.89   4.10  25.79     4.07                                             1.54
Lipper Mid-Cap Core Funds                    2.79     1.46   6.00  26.70     5.88                                             4.38
S&P 400                                      2.28     0.97   6.09  27.99     6.58                                             3.84
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index - A       03/25/02    4.30     0.45   6.49  33.05                                                      8.85
EQ/Small Company Index - B       01/01/98    4.31     0.36   6.40  32.76     5.61     6.11                                    5.64
Lipper Small-Cap Core Funds                  4.15     1.28   6.77  32.15     6.16     8.57                                    7.49
Russell 2000                                 4.21     0.47   6.76  33.37     6.24     6.63                                    6.09
-----------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap
   Growth - A                    05/01/97    3.24     0.98   4.94  28.78    (2.17)    5.73                                    6.73
EQ/Alliance Small Cap
   Growth - B                    05/01/97    3.22     1.00   4.86  28.42    (2.41)    5.48                                    6.49
Lipper Small-Cap Growth Funds                2.66    (0.43)  3.83  25.81    (2.29)    2.48                                    7.28
Russell 2500 Growth                          2.44     0.13   5.65  30.12     0.21     1.98                                    6.96
-----------------------------------------------------------------------------------------------------------------------------------
International Stocks
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International - A    04/03/95    1.75     0.11   3.44  27.14     5.70    (0.50)                                   3.32
EQ/Alliance International - B    05/01/97    1.67     0.01   3.17  26.67     5.35    (0.80)                                   1.23
Lipper International
   Core Funds                                1.77    (0.77)  3.47  28.48     2.53     0.38                                    5.52
MSCI EAFE Index                              2.19     0.22   4.56  32.37     3.87     0.06                                    4.29
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian
   International - A             03/25/02    1.04    (1.80)  1.67  26.46                                                      6.39
EQ/Capital Guardian
   International - B             05/01/99    1.04    (1.90)  1.56  26.17     1.48     0.14                                    0.60
Lipper International
   Core Funds                                1.77    (0.77)  3.47  28.48     2.53     0.38                                    0.58
MSCI EAFE Index                              2.19     0.22   4.56  32.37     3.87     0.06                                   (0.22)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity - A   10/02/02    0.19   (11.98) (2.63) 32.32                                                     33.70
EQ/Emerging Markets Equity - B   08/20/97    0.19   (12.09) (2.75) 32.04    12.56     2.84                                   (1.12)
Lipper Emerging Markets Funds                0.26    (9.03) (0.92) 34.05    11.41     3.74                                   (0.26)
MSCI Emerging Markets Free
   (Gross Div)                               0.46    (9.57) (0.78) 33.51    13.10     3.27                                    0.57
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International
   Value - A                     03/25/02    2.81     2.17   4.99  26.32                                                      5.09
EQ/Mercury International
   Value - B                     05/01/97    2.91     2.08   4.90  26.09     0.96     1.92                                    6.93
Lipper International
   Core Funds                                1.77    (0.77)  3.47  28.48     2.53     0.38                                    3.73
MSCI EAFE Index                              2.19     0.22   4.56  32.37     3.87     0.06                                    3.58
-----------------------------------------------------------------------------------------------------------------------------------
Short/Intermediate-Term Bonds
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Gov't
   Securities - A                04/01/91    0.28    (2.43) (0.31) (0.44)    5.14     5.82     6.07                           6.26
EQ/Alliance Intermediate Gov't
   Securities - B                05/01/97    0.39    (2.35) (0.31) (0.60)    4.90     5.58                                    5.58
Lipper General US Gov't Funds                0.57    (2.60)  0.03  (0.68)    5.75     6.21     6.63                           6.93
Lehman Intermediate Gov't Bond               0.25    (2.30) (0.15) (0.48)    5.49     6.25     6.56                           6.76
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond - A     10/01/93    0.50    (2.37)  0.11   0.14     5.59     6.35     6.99                           5.80
EQ/Alliance Quality Bond - B     07/08/98    0.43    (2.44) (0.03) (0.14)    5.33     6.09                                    5.32
Lipper Intermediate Inv.
   Grade Debt Funds                          0.49    (2.46) (0.01)  0.29     6.07     6.25     6.89                           5.98
Lehman Aggregate Bond                        0.57    (2.44)  0.15   0.32     6.36     6.95     7.39                           6.44
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JP Morgan Core Bond - A       03/25/02    0.49    (2.58)  0.04  (0.13)                                                     5.76
EQ/JP Morgan Core Bond - B       01/01/98    0.49    (2.58)  0.04  (0.27)    5.90     6.52                                    6.03
Lipper Intermediate Inv.
   Grade Debt Funds                          0.49    (2.46) (0.01)  0.29     6.07     6.25                                    5.74
Lehman Aggregate Bond                        0.57    (2.44)  0.15   0.32     6.36     6.95                                    6.44
-----------------------------------------------------------------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market - A              07/13/81    0.00     0.19   0.29   0.73     1.34     3.05     4.18      4.57      5.39       6.13
EQ/Money Market - B              10/02/96    0.00     0.10   0.20   0.37     1.08     2.79                                    3.57
Lipper Money Market Funds                    0.05     0.13   0.26   0.53     1.20     2.88     3.99      4.39      5.23       6.11
3-Months T-Bill                              0.07     0.24   0.48   0.98     1.71     3.30     4.30      4.73      5.51       6.33
-----------------------------------------------------------------------------------------------------------------------------------

Returns of less than one-year are not annualized

Past performance is not indicative of future results.

* The "since inception" returns for the Lipper Averages and benchmark indices reflect the inception date of the older class.

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.^ .....     307,900   $   11,195,244
Autoliv, Inc.^ ....................................     591,525       24,962,355
BorgWarner, Inc.^ .................................     315,600       13,813,812
Cooper Tire & Rubber Co. ..........................     271,800        6,251,400
Dana Corp. ........................................     581,800       11,403,280
Lear Corp.^ .......................................     414,625       24,458,729
Magna International, Inc., Class A ................     272,400       23,200,308
                                                                  --------------
                                                                     115,285,128
                                                                  --------------
Automobiles (0.3%)
General Motors Corp.^ .............................     641,300       29,878,167
                                                                  --------------
Hotels, Restaurants & Leisure (1.6%)
McDonald's Corp. ..................................   1,514,800       39,384,800
Starbucks Corp.*^ .................................     924,530       40,198,564
Wynn Resorts Ltd.*^ ...............................   2,035,590       78,634,842
                                                                  --------------
                                                                     158,218,206
                                                                  --------------
Household Durables (2.0%)
D.R. Horton, Inc. .................................   3,604,335      102,363,114
Lennar Corp., Class A^ ............................   1,574,620       70,417,006
Whirlpool Corp.^ ..................................     317,130       21,755,118
                                                                  --------------
                                                                     194,535,238
                                                                  --------------
Internet & Catalog Retail (2.7%)
Amazon.com, Inc.*^ ................................   2,668,167      145,148,285
eBay, Inc.* .......................................   1,261,606      116,004,672
                                                                  --------------
                                                                     261,152,957
                                                                  --------------
Media (2.1%)
Comcast Corp., Class A*^ ..........................   2,200,800       61,688,424
Interpublic Group of Cos., Inc.*  .................     971,300       13,335,949
Time Warner, Inc.* ................................   3,911,100       68,757,138
Viacom, Inc., Class B .............................     980,400       35,019,888
Walt Disney Co. ...................................   1,243,300       31,691,717
                                                                  --------------
                                                                     210,493,116
                                                                  --------------
Multiline Retail (0.7%)
Federated Department Stores, Inc. .................     601,200       29,518,920
May Department Stores Co.^ ........................     928,000       25,510,720
Nordstrom, Inc.^ ..................................     215,500        9,182,455
                                                                  --------------
                                                                      64,212,095
                                                                  --------------
Specialty Retail (0.8%)
Home Depot, Inc. ..................................   1,074,300       37,815,360
Lowe's Cos., Inc. .................................     366,200       19,243,810
Office Depot, Inc.* ...............................   1,156,200       20,707,542
                                                                  --------------
                                                                      77,766,712
                                                                  --------------
Textiles, Apparel & Luxury Goods (0.2%)
Reebok International Ltd. .........................      82,600        2,971,948
V.F. Corp. ........................................     361,900       17,624,530
                                                                  --------------
                                                                      20,596,478
                                                                  --------------
   Total Consumer Discretionary ...................                1,132,138,097
                                                                  --------------
Consumer Staples (5.1%)
Beverages (1.0%)
Coca-Cola Co. .....................................   1,148,800       57,991,424
PepsiCo, Inc. .....................................     806,600       43,459,608
                                                                  --------------
                                                                     101,451,032
                                                                  --------------
Food & Staples Retailing (1.8%)
Kroger Co.* .......................................     266,500        4,850,300
Safeway, Inc.*^ ...................................     731,700       18,541,278
SUPERVALU, Inc. ...................................     200,000        6,122,000
Wal-Mart Stores, Inc. .............................   1,937,500      102,222,500
Whole Foods Market, Inc.^ .........................     457,410       43,659,784
                                                                  --------------
                                                                     175,395,862
                                                                  --------------
Food Products (0.1%)
Tyson Foods, Inc., Class A^ .......................     358,900   $    7,518,955
                                                                  --------------
Household Products (0.7%)
Procter & Gamble Co. ..............................   1,215,400       66,166,376
                                                                  --------------
Tobacco (1.5%)
Altria Group, Inc. ................................   2,466,400      123,443,320
UST, Inc.^ ........................................     739,000       26,604,000
                                                                  --------------
                                                                     150,047,320
                                                                  --------------
   Total Consumer Staples .........................                  500,579,545
                                                                  --------------
Energy (10.0%)
Energy Equipment & Services (2.9%)
BJ Services Co.* ..................................   2,434,760      111,609,399
Nabors Industries Ltd.*^  .........................   2,382,560      107,739,363
Schlumberger Ltd. .................................     938,720       59,618,107
                                                                  --------------
                                                                     278,966,869
                                                                  --------------
Oil & Gas (7.1%)
Apache Corp. ......................................   1,858,310       80,929,400
ChevronTexaco Corp. ...............................   1,423,200      133,937,352
ConocoPhillips ....................................     861,199       65,700,872
Exxon Mobil Corp. .................................   6,672,400      296,321,284
Marathon Oil Co. ..................................     939,900       35,565,816
Occidental Petroleum Corp. ........................     843,300       40,824,153
Valero Energy Corp.^ ..............................     600,025       44,257,844
                                                                  --------------
                                                                     697,536,721
                                                                  --------------
   Total Energy ...................................                  976,503,590
                                                                  --------------
Financials (19.3%)
Capital Markets (4.9%)
Ameritrade Holding Corp.*^ ........................   8,009,120       90,903,512
Charles Schwab Corp.^ .............................   3,808,790       36,602,472
Goldman Sachs Group, Inc. .........................     577,400       54,367,984
J.P. Morgan Chase & Co.^  .........................   2,230,200       86,464,854
Janus Capital Group, Inc.^ ........................   2,827,560       46,626,464
Lehman Brothers Holdings, Inc. ....................     475,700       35,796,425
Merrill Lynch & Co., Inc. .........................   1,005,300       54,266,094
Morgan Stanley ....................................   1,295,000       68,337,150
Piper Jaffray Cos.*^ ..............................       9,004          407,251
                                                                  --------------
                                                                     473,772,206
                                                                  --------------
Commercial Banks (6.2%)
Bank of America Corp. .............................   2,293,351      194,063,362
Bank One Corp. ....................................   1,162,300       59,277,300
Comerica, Inc.^ ...................................     443,700       24,350,256
KeyCorp ...........................................   1,112,900       33,264,581
National City Corp. ...............................     990,600       34,680,906
SunTrust Banks, Inc.^ .............................     418,400       27,191,816
U.S. Bancorp ......................................   2,320,425       63,950,913
Wachovia Corp.^ ...................................   1,900,400       84,567,800
Wells Fargo & Co. .................................   1,530,800       87,607,684
                                                                  --------------
                                                                     608,954,618
                                                                  --------------
Consumer Finance (0.4%)
American Express Co. ..............................     610,100       31,346,938
Capital One Financial Corp.^ ......................      52,600        3,596,788
                                                                  --------------
                                                                      34,943,726
                                                                  --------------
Diversified Financial Services (2.7%)
Citigroup, Inc. ...................................   5,730,400      266,463,600
                                                                  --------------
Insurance (3.5%)
Ace Ltd. ..........................................     268,900       11,369,092
Allstate Corp. ....................................     668,400       31,114,020
American International Group, Inc. ................   1,489,206      106,150,604
Chubb Corp. .......................................     400,600       27,312,908
Hartford Financial Services Group, Inc.^ ..........     559,600       38,466,904
Jefferson-Pilot Corp. .............................     189,200        9,611,360

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                       Shares        (Note 1)
--------------------------------------------------------------------------------
Manulife Financial Corp.^ ........................      941,839   $   38,144,479
MBIA, Inc.^ ......................................      153,100        8,745,072
Metlife, Inc. ....................................      602,400       21,596,040
PartnerReinsurance Ltd.^ .........................      120,300        6,824,619
St. Paul Travelers Cos., Inc.^ ...................    1,122,865       45,520,947
                                                                  --------------
                                                                     344,856,045
                                                                  --------------
Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.^ .........................      617,000       22,569,860
Fannie Mae .......................................      905,100       64,587,936
Freddie Mac^ .....................................       59,800        3,785,340
MGIC Investment Corp. ............................      302,000       22,909,720
Washington Mutual, Inc.^ .........................    1,025,600       39,629,184
                                                                  --------------
                                                                     153,482,040
                                                                  --------------
   Total Financials ..............................                 1,882,472,235
                                                                  --------------
Health Care (9.8%)
Biotechnology (3.7%)
Affymetrix, Inc.*^ ...............................    2,451,670       80,243,159
Amgen, Inc.* .....................................      603,300       32,922,081
Biogen Idec, Inc.* ...............................    1,149,040       72,676,780
Genentech, Inc.* .................................    1,015,400       57,065,480
Gilead Sciences, Inc.*^ ..........................    1,076,450       72,122,150
Human Genome Sciences, Inc.*^ ....................    3,821,100       44,439,393
                                                                  --------------
                                                                     359,469,043
                                                                  --------------
Health Care Equipment & Supplies (1.5%)
Applied Biosystems Group .........................    5,406,710      117,595,943
Hospira, Inc.* ...................................       73,040        2,015,904
Medtronic, Inc.^ .................................      595,900       29,032,248
                                                                  --------------
                                                                     148,644,095
                                                                  --------------
Health Care Providers & Services (0.2%)
Humana, Inc.* ....................................    1,159,200       19,590,480
                                                                  --------------
Pharmaceuticals (4.4%)
Abbott Laboratories ..............................      730,400       29,771,104
Bristol-Myers Squibb Co. .........................      924,800       22,657,600
Eli Lilly & Co. ..................................      524,700       36,681,777
GlaxoSmithKline plc (ADR)^ .......................      282,800       11,724,888
Johnson & Johnson ................................    1,387,300       77,272,610
Merck & Co., Inc. ................................    2,193,000      104,167,500
Pfizer, Inc. .....................................    3,639,400      124,758,632
Wyeth ............................................      626,400       22,650,624
                                                                  --------------
                                                                     429,684,735
                                                                  --------------
   Total Health Care .............................                   957,388,353
                                                                  --------------
Industrials (8.8%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.*^ ......................    1,009,860       63,964,532
Boeing Co. .......................................      485,800       24,819,522
Goodrich Corp. ...................................      884,100       28,582,953
Honeywell International, Inc. ....................      765,600       28,043,928
                                                                  --------------
                                                                     145,410,935
                                                                  --------------
Air Freight & Logistics (0.4%)
United Parcel Service, Inc./Georgia, Class B .....      526,000       39,539,420
                                                                  --------------
Commercial Services & Supplies (0.7%)
Apollo Group, Inc., Class A*  ....................      375,500       33,152,895
Cendant Corp. ....................................      480,900       11,772,432
R.R. Donnelley & Sons Co. ........................      648,000       21,396,960
                                                                  --------------
                                                                      66,322,287
                                                                  --------------
Construction & Engineering (0.7%)
Fluor Corp.^ .....................................    1,314,370       62,656,018
                                                                  --------------
Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A ..................      348,000       20,674,680
Hubbell, Inc., Class B ...........................      411,900   $   19,239,849
                                                                  --------------
                                                                      39,914,529
                                                                  --------------
Industrial Conglomerates (3.9%)
3M Co. ...........................................      365,900       32,934,659
General Electric Co.^ ............................    8,325,500      269,746,200
Textron, Inc. ....................................      497,300       29,514,755
Tyco International Ltd.^ .........................    1,496,700       49,600,638
                                                                  --------------
                                                                     381,796,252
                                                                  --------------
Machinery (0.7%)
Crane Co.^ .......................................       50,000        1,569,500
Eaton Corp. ......................................      597,800       38,701,572
Ingersoll-Rand Co., Class A ......................      255,300       17,439,543
Parker-Hannifin Corp. ............................      149,600        8,895,216
                                                                  --------------
                                                                      66,605,831
                                                                  --------------
Road & Rail (0.5%)
Burlington Northern Santa Fe Corp. ...............      520,200       18,243,414
CSX Corp. ........................................      263,400        8,631,618
Norfolk Southern Corp. ...........................      964,296       25,573,130
                                                                  --------------
                                                                      52,448,162
                                                                  --------------
Total Industrials ................................                   854,693,434
                                                                  --------------
Information Technology (26.3%)
Communications Equipment (6.4%)
3Com Corp.*^ .....................................   12,224,370       76,402,312
Cisco Systems, Inc.*^ ............................    3,280,600       77,750,220
Corning, Inc.* ...................................    8,752,230      114,304,124
JDS Uniphase Corp.*^ .............................   17,181,850       65,119,211
Juniper Networks, Inc.*^ .........................    7,389,670      181,564,192
Nortel Networks Corp.* ...........................    4,931,000       24,605,690
QUALCOMM, Inc. ...................................      940,324       68,624,846
Tellabs, Inc.* ...................................    1,860,500       16,260,770
                                                                  --------------
                                                                     624,631,365
                                                                  --------------
Computers & Peripherals (4.6%)
Dell, Inc.* ......................................    1,200,600       43,005,492
Hewlett-Packard Co. ..............................    4,216,475       88,967,623
International Business Machines Corp.^ ...........      967,900       85,320,385
Network Appliance, Inc.*^ ........................    8,075,670      173,869,175
Quantum Corp.*^ ..................................      639,800        1,983,380
SanDisk Corp.*^ ..................................    2,755,500       59,766,795
                                                                  --------------
                                                                     452,912,850
                                                                  --------------
Electronic Equipment & Instruments (1.4%)
Arrow Electronics, Inc.*^ ........................      681,300       18,272,466
Avnet, Inc.*^ ....................................      711,400       16,148,780
Celestica, Inc.*^ ................................      730,700       14,577,465
Flextronics International Ltd.*^ .................    1,282,575       20,457,071
Ingram Micro, Inc., Class A* .....................    1,164,675       16,852,847
Sanmina-SCI Corp.* ...............................      823,600        7,494,760
Solectron Corp.* .................................    3,426,500       22,169,455
Tech Data Corp.* .................................       52,700        2,062,151
Vishay Intertechnology, Inc.*^ ...................      795,300       14,776,674
                                                                  --------------
                                                                     132,811,669
                                                                  --------------
Internet Software & Services (2.0%)
CNET Networks, Inc.*^ ............................    6,197,900       68,610,753
Yahoo!, Inc.*^ ...................................    3,410,010      123,885,663
                                                                  --------------
                                                                     192,496,416
                                                                  --------------
Semiconductors & Semiconductor Equipment (7.2%)
Broadcom Corp., Class A* .........................    2,422,650      113,307,340
Intel Corp.^ .....................................    3,042,900       83,984,040
KLA-Tencor Corp.*^ ...............................    2,642,233      130,473,466
Micron Technology, Inc.*^ ........................    6,863,490      105,080,032
NVIDIA Corp.*^ ...................................    4,460,010       91,430,205
Silicon Laboratories, Inc.*++^ ...................    3,395,180      157,366,593
Texas Instruments, Inc. ..........................      809,200       19,566,456
                                                                  --------------
                                                                     701,208,132
                                                                  --------------

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                   Number of          Value
                                                    Shares          (Note 1)
--------------------------------------------------------------------------------
Software (4.7%)
Autodesk, Inc. ...............................        455,640   $    19,505,948
Electronic Arts, Inc.* .......................      1,481,670        80,825,099
Microsoft Corp. ..............................      5,304,600       151,499,376
Oracle Corp.* ................................      2,446,300        29,184,359
PeopleSoft, Inc.* ............................      9,636,210       178,269,885
                                                                ---------------
                                                                    459,284,667
                                                                ---------------
   Total Information Technology ..............                    2,563,345,099
                                                                ---------------
Materials (1.7%)
Chemicals (0.3%)
Dow Chemical Co. .............................         94,900         3,862,430
DuPont (E.I.) de Nemours & Co. ...............        178,200         7,915,644
Monsanto Co. .................................        423,000        16,285,500
                                                                ---------------
                                                                     28,063,574
                                                                ---------------
Construction Materials (0.2%)
Martin Marietta Materials, Inc.^ .............        397,600        17,625,608
                                                                ---------------
Metals & Mining (0.6%)
Alcan, Inc. ..................................        444,200        18,389,880
Alcoa, Inc.^ .................................        440,400        14,546,412
United States Steel Corp.^ ...................        590,500        20,738,360
Worthington Industries, Inc. .................        341,950         7,020,234
                                                                ---------------
                                                                     60,694,886
                                                                ---------------
Paper & Forest Products (0.6%)
Georgia-Pacific Corp. ........................        978,600        36,188,628
MeadWestvaco Corp. ...........................        778,200        22,871,298
                                                                ---------------
                                                                     59,059,926
                                                                ---------------
   Total Materials ...........................                      165,443,994
                                                                ---------------
Telecommunication Services (4.0%)
Diversified Telecommunication Services (3.4%)
BellSouth Corp. ..............................      1,483,200        38,889,504
Level 3 Communications, Inc.*^ ...............     21,314,580        75,666,759
Qwest Communications
International, Inc.* .........................      2,207,300         7,924,207
SBC Communications, Inc. .....................      3,047,225        73,895,206
Sprint Corp. (FON Group)^ ....................      2,313,850        40,723,760
Verizon Communications, Inc.^ ................      2,595,700        93,938,383
                                                                ---------------
                                                                    331,037,819
                                                                ---------------
Wireless Telecommunication Services (0.6%)
Vodafone Group plc (ADR)^ ....................      2,612,090        57,727,189
                                                                ---------------
   Total Telecommunication Services ..........                      388,765,008
                                                                ---------------
Utilities (2.3%)
Electric Utilities (2.0%)
Alliant Energy Corp.^ ........................        805,900        21,017,872
American Electric Power, Inc. ................        991,300        31,721,600
Edison International .........................      1,262,800        32,289,796
Entergy Corp. ................................        575,900        32,256,159
FirstEnergy Corp. ............................        654,100        24,469,881
Northeast Utilities^ .........................      1,001,300        19,495,311
PPL Corp. ....................................        606,100        27,819,990
Xcel Energy, Inc. ............................        331,400         5,537,694
                                                                ---------------
                                                                    194,608,303
                                                                ---------------
Multi-Utilities & Unregulated Power (0.3%)
Constellation Energy Group, Inc. .............        709,700        26,897,630
El Paso Corp.^ ...............................      1,114,300         8,780,684
                                                                ---------------
                                                                     35,678,314
                                                                ---------------
   Total Utilities ...........................                      230,286,617
                                                                ---------------
Total Common Stocks (98.9%)
(Cost $8,284,790,425) ........................                    9,651,615,972
                                                                ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (11.7%)
Allstate Life Insurance Co.
   1.20%, 4/1/05 (l) .........................   $ 35,000,000   $    35,000,000
Banco Bilbao Vizcaya Argentaria S.A
   1.14%, 7/20/05 (l) ........................     45,968,788        45,968,788
Banesto S.A.
   1.08%, 7/16/04  ...........................     30,000,000        30,000,000
Bavaria TRR Corp.
   1.30%, 7/2/04  ............................     99,902,500        99,902,500
Bayerische Landesbank NY
   1.28%, 8/1/05 (l) .........................     25,000,000        25,000,000
   1.29%, 8/1/05 (l) .........................     50,000,618        50,000,618
BNP Paribas
   1.11%, 8/17/05 (l) ........................      9,992,773         9,992,773
Cantor Fitzgerald Securities
   1.60%, 7/1/04  ............................    384,311,475       384,311,475
CDC Financial Products, Inc.
   1.60%, 8/2/04 (l) .........................     50,000,000        50,000,000
Deutsche Bank AG
   1.62%, 2/22/05 (l) ........................      7,002,858         7,002,858
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) ........................     28,000,000        28,000,000
Greenwich Capital Markets, Inc.
   1.65%, 7/1/04  ............................     51,260,171        51,260,171
Household Finance Corp.
   1.13%, 7/1/04  ............................      4,991,996         4,991,996
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04  ............................     25,000,000        25,000,000
   1.20%, 5/5/06 (l) .........................     10,000,000        10,000,000
Merrill Lynch Mortgage Capital, Inc.
   1.60%, 7/12/04 (l) ........................     26,000,000        26,000,000
Morgan Stanley & Co.
   1.42%, 1/24/05 (l) ........................     25,000,000        25,000,000
   1.36%, 8/1/05 (l) .........................     10,000,000        10,000,000
New York Life Insurance Co.
   1.22%, 9/30/04 (l) ........................     35,000,000        35,000,000
Nordea Bank AB
   1.12%, 9/6/05 (l) .........................     14,988,648        14,988,648
Royal Bank of Canada N.Y.
   1.26%, 6/27/05 (l) ........................     99,970,000        99,970,000
Tulip Funding Corp.
   1.42%, 8/27/04  ...........................     24,922,097        24,922,097
United of Omaha Life Insurance
   1.26%, 5/31/05 (l) ........................     25,000,000        25,000,000
Westdeutsche Landesbank N.Y.
   1.09%, 6/22/05 (l) ........................     27,992,980        27,992,980
                                                                ---------------
                                                                  1,145,304,904
                                                                ---------------
Time Deposit (1.2%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 .............................    113,579,941       113,579,941
                                                                ---------------
Total Short-Term Debt Securities (12.9%)
   (Amortized Cost $1,258,884,845) ...........                    1,258,884,845
                                                                ---------------
Total Investments (111.8%)
   (Cost/Amortized Cost $9,543,675,270) ......                   10,910,500,817
Other Assets Less Liabilities (-11.8%)  ......                   (1,155,847,634)
                                                                ---------------
Net Assets (100%) ............................                  $ 9,754,653,183
                                                                ===============

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

++   Affiliated company as defined under the Investment Company Act of 1940.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------

Investments in companies which were affiliates for the six months ended June 30, 2004, were as follows:

                                    Market Value      Purchases       Sales      Market Value   Dividend    Realized
Securities                       December 31, 2003     at Cost       at Cost    June 30, 2004    Income       Gain
----------                       -----------------   -----------   ----------   -------------   --------   ----------
Silicon Laboratories, Inc. ...      $65,837,458      $95,945,993   $2,239,960    $157,366,593      --      $2,412,890
                                                                                 ------------

Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ...............   $2,453,529,261
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ...............    2,515,373,933

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $1,528,553,729
Aggregate gross unrealized depreciation ......................     (161,728,182)
                                                                 --------------
Net unrealized appreciation ..................................   $1,366,825,547
                                                                 ==============
Federal income tax cost of investments .......................   $9,543,675,270
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $1,129,675,555. This was secured by collateral of $1,149,109,704 of which $1,145,304,904 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $3,804,800 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

For the six months ended June 30, 2004, the Portfolio incurred approximately $953,250 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capial loss carryforward of $3,544,619,583 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (17.6%)
Auto Components (0.9%)
Johnson Controls, Inc. ..............................     445,400   $ 23,775,452
                                                                    ------------
Automobiles (0.3%)
Harley-Davidson, Inc. ...............................     126,000      7,804,440
                                                                    ------------
Hotels, Restaurants & Leisure (2.1%)
Carnival Corp. ......................................     946,600     44,490,200
Royal Caribbean Cruises Ltd.^ .......................     241,100     10,466,151
                                                                    ------------
                                                                      54,956,351
                                                                    ------------
Household Durables (0.4%)
Mohawk Industries, Inc.* ............................     137,700     10,097,541
                                                                    ------------
Media (9.3%)
Clear Channel Communications, Inc. ..................     791,600     29,249,620
Comcast Corp., Special Class A*^ ....................   2,555,600     70,560,116
Time Warner, Inc.* ..................................   2,859,100     50,262,978
Viacom, Inc., Class B ...............................   2,595,800     92,721,976
Westwood One, Inc.* .................................     196,800      4,683,840
                                                                    ------------
                                                                     247,478,530
                                                                    ------------
Specialty Retail (4.6%)
Bed Bath & Beyond, Inc.* ............................     645,200     24,807,940
Home Depot, Inc. ....................................   1,573,600     55,390,720
Lowe's Cos., Inc. ...................................     678,600     35,660,430
TJX Cos., Inc. ......................................     324,700      7,838,258
                                                                    ------------
                                                                     123,697,348
                                                                    ------------
   Total Consumer Discretionary .....................                467,809,662
                                                                    ------------
Consumer Staples (8.6%) Beverages (0.5%)
Coca-Cola Co. .......................................     248,200     12,529,136
                                                                    ------------
Household Products (1.6%)
Procter & Gamble Co. ................................     803,600     43,747,984
                                                                    ------------
Personal Products (2.1%)
Avon Products, Inc. .................................   1,202,200     55,469,508
                                                                    ------------
Tobacco (4.4%)
Altria Group, Inc. ..................................   1,970,600     98,628,530
Loews Corp.- Carolina Group^ ........................     756,000     18,559,800
                                                                    ------------
                                                                     117,188,330
                                                                    ------------
   Total Consumer Staples ...........................                228,934,958
                                                                    ------------
Energy (13.7%)
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.^ .................................     734,300     27,646,395
Halliburton Co. .....................................     696,800     21,085,168
Nabors Industries Ltd.* .............................     239,600     10,834,712
                                                                    ------------
                                                                      59,566,275
                                                                    ------------
Oil & Gas (11.5%)
Apache Corp. ........................................     300,400     13,082,420
BP plc (ADR)^ .......................................   1,111,500     59,543,055
ChevronTexaco Corp. .................................     165,900     15,612,849
ConocoPhillips ......................................   1,363,500    104,021,415
Exxon Mobil Corp. ...................................     988,600     43,903,726
Noble Energy, Inc. ..................................   1,001,100     51,056,100
Occidental Petroleum Corp. ..........................     374,700     18,139,227
                                                                    ------------
                                                                     305,358,792
                                                                    ------------
   Total Energy .....................................                364,925,067
                                                                    ------------
Financials (25.3%) Capital Markets (6.6%)
Franklin Resources, Inc. ............................     251,900     12,615,152
J.P. Morgan Chase & Co. .............................   1,547,600     60,000,452
Lehman Brothers Holdings, Inc. ......................     347,800   $ 26,171,950
Merrill Lynch & Co., Inc. ...........................     807,200     43,572,656
Morgan Stanley ......................................     633,300     33,419,241
                                                                    ------------
                                                                     175,779,451
                                                                    ------------
Commercial Banks (5.5%)
Bank of America Corp. ...............................   1,137,585     96,262,443
Bank One Corp. ......................................     981,800     50,071,800
                                                                    ------------
                                                                     146,334,243
                                                                    ------------
Consumer Finance (0.6%)
MBNA Corp. ..........................................     576,300     14,862,777
                                                                    ------------
Diversified Financial Services (3.7%)
Citigroup, Inc. .....................................   2,141,998     99,602,907
                                                                    ------------
Insurance (7.0%)
Ace Ltd. ............................................   1,228,200     51,928,296
Allstate Corp. ......................................     190,000      8,844,500
American International Group, Inc. ..................   1,182,600     84,295,728
Axis Capital Holdings Ltd. ..........................     784,500     21,966,000
Metlife, Inc. .......................................     508,500     18,229,725
                                                                    ------------
                                                                     185,264,249
                                                                    ------------
Thrifts & Mortgage Finance (1.9%)
Fannie Mae ..........................................     693,000     49,452,480
                                                                    ------------
   Total Financials .................................                671,296,107
                                                                    ------------
Health Care (11.2%)
Health Care Equipment & Supplies (1.3%)
Alcon, Inc. .........................................      80,600      6,339,190
Boston Scientific Corp.* ............................     675,900     28,928,520
                                                                    ------------
                                                                      35,267,710
                                                                    ------------
Health Care Providers & Services (6.2%)
Anthem, Inc.^* ......................................     140,900     12,619,004
Caremark Rx, Inc.* ..................................     338,000     11,133,720
HCA, Inc.^ ..........................................     719,400     29,919,846
Health Management Associates, Inc., Class A^ ........   1,018,200     22,828,044
WellPoint Health Networks, Inc.* ....................     799,600     89,563,196
                                                                    ------------
                                                                     166,063,810
                                                                    ------------
Pharmaceuticals (3.7%)
Forest Laboratories, Inc.* ..........................     346,800     19,639,284
Pfizer, Inc. ........................................   2,129,000     72,982,120
Wyeth ...............................................     132,400      4,787,584
                                                                    ------------
                                                                      97,408,988
                                                                    ------------
   Total Health Care ................................                298,740,508
                                                                    ------------
Industrials (7.3%)
Aerospace & Defense (0.7%)
Northrop Grumman Corp. ..............................     158,200      8,495,340
United Technologies Corp. ...........................     116,100     10,620,828
                                                                    ------------
                                                                      19,116,168
                                                                    ------------
Building Products (0.8%)
American Standard Cos., Inc.* .......................     544,800     21,960,888
                                                                    ------------
Industrial Conglomerates (3.2%)
3M Co. ..............................................     344,000     30,963,440
General Electric Co. ................................   1,646,500     53,346,600
                                                                    ------------
                                                                      84,310,040
                                                                    ------------
Machinery (0.3%)
Ingersoll-Rand Co., Class A .........................     111,600      7,623,396
                                                                    ------------
Road & Rail (2.3%)
Burlington Northern Santa Fe Corp. ..................     710,100     24,903,207
Union Pacific Corp. .................................     592,500     35,224,125
                                                                    ------------
                                                                      60,127,332
                                                                    ------------
   Total Industrials ................................                193,137,824
                                                                    ------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Information Technology (8.7%)
Computers & Peripherals (2.5%)
EMC Corp.* ........................................   1,358,900   $   15,491,460
Hewlett-Packard Co. ...............................   2,351,900       49,625,090
                                                                  --------------
                                                                      65,116,550
                                                                  --------------
IT Services (0.9%)
Affiliated Computer Services, Inc., Class A*^ .....     184,300        9,756,842
Fiserv, Inc.* .....................................     377,300       14,673,197
                                                                  --------------
                                                                      24,430,039
                                                                  --------------
Semiconductors & Semiconductor Equipment (1.7%)
Agere Systems, Inc., Class A*^                                1                2
Applied Materials, Inc.* ..........................     399,300        7,834,266
Marvell Technology Group Ltd.*^ ...................   1,398,400       37,337,280
                                                                  --------------
                                                                      45,171,548
                                                                  --------------
Software (3.6%)
Microsoft Corp. ...................................   3,293,400       94,059,504
VERITAS Software Corp.* ...........................      50,000        1,385,000
                                                                  --------------
                                                                      95,444,504
                                                                  --------------
   Total Information Technology ...................                  230,162,641
                                                                  --------------
Materials (2.2%)
Chemicals (1.4%)
Air Products & Chemicals, Inc. ....................     729,900       38,283,255
                                                                  --------------
Metals & Mining (0.8%)
Alcoa, Inc. .......................................     631,800       20,868,354
                                                                  --------------
   Total Materials ................................                   59,151,609
                                                                  --------------
Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.9%)
BellSouth Corp. ...................................     442,500       11,602,350
SBC Communications, Inc. ..........................     535,500       12,985,875
Verizon Communications, Inc. ......................     678,700       24,562,153
                                                                  --------------
                                                                      49,150,378
                                                                  --------------
Wireless Telecommunication Services (0.0%)
AT&T Wireless Services, Inc.* .....................           1               14
                                                                  --------------
Total Telecommunication Services ..................                   49,150,392
                                                                  --------------
Utilities (1.7%)
Electric Utilities (1.7%)
Entergy Corp. .....................................     521,100       29,186,811
FPL Group, Inc. ...................................     108,700        6,951,365
PPL Corp. .........................................     170,600   $    7,830,540
                                                                  --------------
   Total Utilities ................................                   43,968,716
                                                                  --------------
Total Common Stocks (98.2%)
   (Cost $2,252,548,071) ..........................                2,607,277,484
                                                                  --------------

                                                    Principal
                                                     Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Government Security (2.6%)
Federal Home Loan Bank (Discount Note),
   7/1/04 ......................................   $69,200,000       69,197,598
                                                                 --------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (2.5%)
Cantor Fitzgerald Securities 1.60%, 7/1/04 .....    19,899,875       19,899,875
Goldman Sachs Group LP 1.68%, 12/8/04 (l) ......     4,000,000        4,000,000
Greenwich Capital Markets, Inc. 1.65%, 7/1/04 ..    19,681,745       19,681,745
Merrill Lynch & Co., Inc. 1.75%, 7/1/04 ........    10,000,000       10,000,000
Wachovia Bank N.A. 1.56%, 11/15/04 (l) .........     9,003,847        9,003,847
Westdeutsche Landesbank N.Y. 1.09%,
   6/22/05 (l) .................................     4,998,747        4,998,747
                                                                 --------------
                                                                     67,584,214
                                                                 --------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau, 0.63%, 7/1/04 ........       187,017          187,017
                                                                 --------------
Total Short-Term Debt Securities (5.1%)
   (Amortized Cost $136,968,829) ...............                    136,968,829
                                                                 --------------
Total Investments (103.3%)
   (Cost/Amortized Cost $2,389,516,900) ........                  2,744,246,313
Other Assets Less Liabilities (-3.3%) ..........                    (88,886,063)
                                                                 --------------
Net Assets (100%)                                                $2,655,360,250
                                                                 ==============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $716,840,208
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................    629,272,144

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $  385,200,518
Aggregate gross unrealized depreciation ......................      (30,471,105)
                                                                 --------------
Net unrealized appreciation ..................................   $  354,729,413
                                                                 ==============
Federal income tax cost of investments .......................   $2,389,516,900
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value $64,500,449. This was secured by collateral of $67,584,214 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of the investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $64,906 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $272,183,567 of which $171,727,356 expires in the year 2010 and $100,456,211 expires in the year 2011.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal        Value
                                                        Amount        (Note 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
Government Securities (81.4%)
Agency CMO (16.6%)
Federal Home Loan Mortgage Corp.
   4.50%, 9/15/13 ................................   $  4,990,000   $  5,031,636
   5.50%, 3/15/14 ................................      2,616,279      2,716,885
   5.00%, 6/15/14 ................................      4,630,000      4,725,941
   5.50%, 2/15/15 ................................      1,608,770      1,635,203
   5.00%, 4/15/15 ................................      1,370,677      1,401,936
   4.50%, 12/15/15 ...............................      6,700,000      6,593,367
   5.00%, 1/15/17 IO .............................      3,298,842        401,807
   4.50%, 10/15/17 ...............................      4,305,000      4,158,915
   4.50%, 12/15/17 ...............................      8,390,000      8,119,833
   5.00%, 9/15/18 ................................      2,310,000      2,328,212
   5.00%, 5/15/20 ................................     10,490,000     10,519,267
   5.00%, 7/15/26 IO .............................      7,712,379      1,049,120
   4.50%, 10/15/26 ...............................      2,445,000      2,446,667
   5.00%, 6/15/27 ................................      8,400,000      8,415,027
   5.00%, 6/15/27 ................................     11,245,000     11,252,030
   5.00%, 8/15/27 ................................      7,708,800      7,704,881
   6.50%, 3/15/28 ................................      4,110,952      4,192,417
   5.50%, 6/15/29 ................................      2,590,000      2,615,417
   6.00%, 10/15/32 ...............................      5,834,257      5,804,530
Federal National Mortgage Association
   4.00%, 8/25/13 ................................      4,970,000      4,951,375
   5.00%, 10/25/15 ...............................      6,585,000      6,592,651
   5.00%, 12/25/26 ...............................      7,958,333      8,031,246
   6.50%, 1/25/30 ................................      3,537,905      3,630,611
   6.00%, 5/25/30 ................................      7,557,772      7,839,770
   6.00%, 5/25/30 ................................      2,712,495      2,813,441
   5.00%, 3/25/32 ................................      7,424,500      7,101,118
   5.00%, 10/25/33 ...............................      6,659,842      6,645,045
   6.50%, 9/25/42 ................................      2,876,500      3,000,140
   2.90%, 10/25/42 ...............................      5,084,000      5,076,877
   6.50%, 1/25/44 ................................      4,651,334      4,876,203
                                                                    ------------
                                                                     151,671,568
                                                                    ------------
U.S. Government Agencies (9.7%)
Federal Home Loan Mortgage Corp. .................
   3.32%, 5/1/34 (l) .............................      4,315,000      4,274,854
Federal National Mortgage Association
   4.24%, 4/1/33 (l) .............................      2,360,323      2,371,395
   4.62%, 2/1/34 (l) .............................      6,012,579      6,051,250
   3.35%, 4/1/34 (l) .............................      3,067,081      3,040,100
   3.34%, 5/1/34 (l) .............................      5,140,646      5,083,516
   3.35%, 5/1/34 (l) .............................      3,682,462      3,648,737
   3.65%, 6/1/34 (l) .............................     10,855,000     10,852,590
   3.72%, 6/1/34 (l) .............................      4,014,241      4,040,057
   3.51%, 7/1/34 (l) .............................      4,065,000      4,036,504
   5.50%, 8/25/19 TBA ............................     19,500,000     19,865,625
   6.50%, 7/25/34 TBA ............................     21,730,000     22,619,583
Government National Mortgage Association
   9.00%, 12/15/09 ...............................      2,805,216      3,030,366
                                                                    ------------
                                                                      88,914,577
                                                                    ------------
U.S. Treasuries (55.1%)
U.S. Treasury Bonds
   10.38%, 11/15/09^ .............................     35,000,000     36,122,450
   7.50%, 11/15/16^ ..............................     12,500,000     15,409,663
U.S. Treasury Notes
   2.63%, 11/15/06^ ..............................     70,000,000     69,513,290
   3.50%, 11/15/06^ ..............................     28,900,000     29,273,677
   3.25%, 8/15/07^ ...............................     74,010,000     74,076,461
   3.00%, 11/15/07^ ..............................     31,000,000     30,706,957
   2.63%, 5/15/08^ ...............................     40,000,000     38,745,320
   3.25%, 8/15/08^ ...............................     20,000,000     19,752,340
   3.38%, 11/15/08^ ..............................     24,500,000     24,232,019
   3.25%, 1/15/09^ ...............................     47,160,000     46,253,632
   3.00%, 2/15/09^ ...............................     41,000,000     39,728,344
   5.00%, 2/15/11^ ...............................   $ 21,000,000   $ 21,981,099
   4.88%, 2/15/12^ ...............................     25,750,000     26,594,909
   4.75%, 5/15/14^ ...............................     31,415,000     31,742,658
                                                                    ------------
                                                                     504,132,819
                                                                    ------------
   Total Government Securities.                                      744,718,964
                                                                    ------------
Asset-Backed Securities (9.6%)
Asset Backed Securities (0.6%)
Ameriquest Mortgage Securities, Inc.,
   Series 03-11 AF2
   3.03%, 1/25/34 ................................      5,260,000      5,257,279
                                                                    ------------
Non-Agency (9.0%)
Asset Securitization Corp.,
   Series 97-MD7 A1B
   7.41%, 1/13/30 ................................      3,750,000      4,075,164
Chase Mortgage Finance Corp.,
   Series 02-S4 A23
   6.25%, 3/25/32 ................................      7,443,493      7,496,339
Countrywide Alternative Loan Trust,
   Series 02-4 2A1
   7.00%, 5/25/32 ................................        455,061        454,775
Credit Suisse First Boston
   Mortgage Securities Corp.,
   Series 01-CP4 ACP
   1.09%, 12/15/35 IO(S)(l) ......................    128,000,000      4,163,610
   Series 04-2R A1
   5.41%, 12/28/33(S)(l) .........................      4,031,496      3,872,937
Morgan Stanley Capital I,
   Series 03-1Q4 X1
   0.18%, 5/15/40 IO(S)(l) .......................    141,808,533      5,209,592
RESI Finance LP,
   Series 03-C B3
   2.58%, 9/10/35(S)(l) ..........................      7,920,519      7,914,065
Residential Accredit Loans,
   Inc., Series 02-QS19 A8
   6.00%, 12/25/32 ...............................      6,535,680      6,683,700
Residential Asset Mortgage
   Products, Inc.,
   Series 04-SL2 A2
   6.50%, 10/25/31 ...............................      7,210,000      7,372,441
Residential Asset Securitization Trust,
   Series 03-A8 A2
   1.45%, 10/25/18 (l) ...........................      4,368,006      4,344,529
Structured Asset Securities Corp.,
   Series 02-11A 1A1
   2.72%, 6/25/32 (l) ............................      3,213,329      3,258,220
   Series 02-16A 1A1
   3.59%, 8/25/32 (l) ............................      3,051,647      3,159,757
   Series 02-RM1 A
   1.95%, 10/25/37(S)(l) .........................      6,709,131      6,719,128
   Series 04-12H 1A
   6.00%, 5/25/34 ................................     17,506,074     17,644,547
                                                                    ------------
                                                                      82,368,804
                                                                    ------------
   Total Asset-Backed Securities                                      87,626,083
                                                                    ------------
Total Long-Term Debt Securities (91.0%)
   (Cost $845,804,151) ...........................                   832,345,047
                                                                    ------------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreements (13.4%)
Goldman Sachs Group, Inc.
   1.55% dated 6/30/04 due
   7/1/04 to be repurchased at
   $80,003,444 (k) ...............................     80,000,000     80,000,000

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------
                                                    Principal         Value
                                                      Amount        (Note 1)
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter
   1.45% dated 6/30/04 due
   7/1/04 to be repurchased at
   $42,027,693 (k) .............................   $42,026,000   $   42,026,000
                                                                 --------------
                                                                    122,026,000
                                                                 --------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (16.9%)
Allstate Life Insurance Co.
   1.33%, 8/1/05 (l) ...........................    12,143,000       12,143,000
Cantor Fitzgerald Securities
   1.60%, 7/1/04 ...............................    65,000,000       65,000,000
General Electric Capital Corp
   1.17%, 2/3/06 (l) ...........................    14,981,561       14,981,561
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) ..........................     4,000,000        4,000,000
Greenwich Capital Markets, Inc. ................
   1.65%, 7/1/04 ...............................    13,572,831       13,572,831
Household Finance Corp. ........................
   1.13%, 7/1/04 ...............................     4,991,996        4,991,996
Landesbank Baden Wuerttemberg/London
   1.49%, 11/10/04 .............................     9,999,492        9,999,492
Merrill Lynch & Co., Inc. ......................
   1.75%, 7/1/04 ...............................    10,000,000       10,000,000
   1.20%, 5/5/06 (l) ...........................    10,000,000       10,000,000
Westdeutsche Landesbank N.Y
   1.09%, 6/22/05 (l) ..........................     9,997,493        9,997,493
                                                                 --------------
                                                                    154,686,373
                                                                 --------------
Total Short-Term Debt Securities (30.3%)
   (Amortized Cost $276,712,373) ...............                    276,712,373
                                                                 --------------
Total Investments (121.3%)
   (Cost/Amortized Cost $1,122,516,524) ........                  1,109,057,420
Other Assets Less
   Liabilities (-21.3%) ........................                   (194,569,935)
                                                                 --------------
Net Assets (100%) ..............................                 $  914,487,485
                                                                 ==============

^    All, or a portion of security out on loan (See Note 1).

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $27,879,332 or 3.05% of net assets.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

(k) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the Statement of Net Assets (See Note 1).

     Glossary:
     CMO -- Collateralized Mortgage Obligation
     IO -- Interest only
     TBA -- Security is subject to delayed delivery.

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ................   $  925,132,396
U.S. Government securities ....................................      316,828,817
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ................    1,054,530,509
U.S. Government securities ....................................      294,449,231

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $    2,025,140
Aggregate gross unrealized depreciation ......................      (15,484,244)
                                                                 --------------
Net unrealized depreciation ..................................   $  (13,459,104)
                                                                 ==============
Federal income tax cost of investments .......................   $1,122,516,524
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $449,935,955. This was secured by collateral of $458,982,396 of which $154,686,373 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $304,296,023 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Australia (0.9%)
Australia & New Zealand Banking Group Ltd. ..........     286,100   $  3,643,154
BlueScope Steel Ltd. ................................     578,000      2,713,759
News Corp., Ltd. ....................................     433,043      3,825,021
Orica Ltd. ..........................................     298,300      3,137,716
Qantas Airways Ltd. .................................     451,200      1,106,357
                                                                    ------------
                                                                      14,426,007
                                                                    ------------
Austria (0.5%)
OMV AG ..............................................      45,500      8,857,766
                                                                    ------------
Belgium (1.4%)
Agfa Gevaert N.V. ...................................     168,000      4,167,659
Delhaize Group^ .....................................     217,800     11,142,678
KBC Bankverzekeringsholding .........................     137,135      7,890,115
                                                                    ------------
                                                                      23,200,452
                                                                    ------------
Canada (2.4%)
Alcan, Inc. .........................................     175,700      7,233,742
Bank of Nova Scotia .................................     525,200     14,031,448
Magna International, Inc., Class A^ .................      83,776      7,100,106
Manulife Financial Corp. ............................     291,000     11,731,158
                                                                    ------------
                                                                      40,096,454
                                                                    ------------
China (0.2%)
Datang International Power Generation Co., Ltd.,
   Class H^ .........................................   4,803,000      3,725,499
                                                                    ------------
Denmark (0.3%)
Danske Bank A/S .....................................     184,600      4,373,835
                                                                    ------------
Finland (0.4%)
Nokia OYJ ...........................................     448,934      6,477,880
                                                                    ------------
France (10.4%)
Alcatel S.A.*^ ......................................     337,800      5,211,282
Assurances Generales de France^ .....................     322,600     19,597,092
BNP Paribas S.A. ....................................     410,390     25,239,665
Credit Agricole S.A.^ ...............................     174,643      4,249,588
Essilor International S.A. ..........................      69,588      4,542,237
France Telecom S.A. .................................     455,466     11,869,738
Groupe Danone^ ......................................      79,286      6,916,420
L'Oreal S.A. ........................................     191,539     15,298,810
LVMH Moet Hennessy Louis Vuitton S.A.^ ..............     288,874     20,894,211
Schneider Electric S.A. .............................     146,350      9,988,983
Societe Generale^ ...................................     155,900     13,248,851
Total S.A.^ .........................................     172,357     32,859,699
                                                                    ------------
                                                                     169,916,576
                                                                    ------------
Germany (7.2%)
Altana AG^ ..........................................     223,890     13,483,592
AMB Generali Holding AG^ ............................      68,500      5,077,939
Continental AG^ .....................................     373,900     18,037,002
E.On AG .............................................     142,400     10,256,458
Hannover Rueckversicherungs AG (Registered)^ ........     119,070      3,991,073
HeidelbergCement AG .................................     157,933      7,810,865
MAN AG^ .............................................     149,900      5,489,513
Merck KGaA ..........................................      91,175      5,513,125
Porsche AG (Non-Voting) .............................      13,407      9,012,174
SAP AG ..............................................     184,047     30,677,147
Siemens AG ..........................................      47,900      3,447,116
Volkswagen AG .......................................     118,000      4,981,695
Volkswagen AG (Non-Voting) ..........................      11,210        324,600
                                                                    ------------
                                                                     118,102,299
                                                                    ------------
Hong Kong (1.3%)
Esprit Holdings Ltd. ................................   2,922,000     13,074,412
Li & Fung Ltd. ......................................   5,301,000   $  7,747,814
                                                                    ------------
                                                                      20,822,226
                                                                    ------------
Ireland (1.5%)
Allied Irish Banks plc ..............................     193,073      2,990,306
CRH plc .............................................     640,546     13,560,174
Depfa Bank plc ......................................     583,000      8,440,754
                                                                    ------------
                                                                      24,991,234
                                                                    ------------
Israel (0.8%)
Teva Pharmaceutical Industries Ltd. (ADR)^ ..........     197,300     13,276,317
                                                                    ------------
Italy (2.0%)
Banca Intesa S.p.A. .................................   1,139,315      4,449,534
Banca Popolare Di Verona e Novara Scrl ..............      66,000      1,133,820
Ente Nazionale Idrocarburi S.p.A.^ ..................     966,992     19,200,332
Telecom Italia S.p.A. ...............................   1,409,000      4,379,934
Telecom Italia S.p.A. (RNC)^ ........................     991,200      2,188,788
UniCredito Italiano S.p.A.^ .........................     409,000      2,020,296
                                                                    ------------
                                                                      33,372,704
                                                                    ------------
Japan (23.4%)
Advantest Corp.^ ....................................     213,400     14,296,421
Aeon Credit Service Co., Ltd. .......................      64,600      4,310,021
Aiful Corp. .........................................      22,450      2,343,450
Bridgestone Corp.^ ..................................     232,000      4,358,704
Canon, Inc. .........................................     843,000     44,423,315
Daiwa House Industry Co., Ltd. ......................     640,000      7,425,560
Denso Corp. .........................................     306,100      7,125,455
Eisai Co., Ltd.^ ....................................     384,300     11,058,993
Hitachi Ltd. ........................................   1,348,000      9,277,808
Honda Motor Co., Ltd.^ ..............................     342,800     16,525,024
Hoya Corp. ..........................................     253,800     26,562,764
Ito-Yokado Co., Ltd. ................................      96,000      4,108,693
Itochu Corp.* .......................................   1,381,000      6,201,622
Japan Tobacco, Inc. .................................         300      2,331,485
JFE Holdings, Inc.^ .................................     453,900     11,127,549
KDDI Corp. ..........................................       2,141     12,243,816
Keyence Corp. .......................................      64,500     14,712,963
Matsushita Electric Industrial Co., Ltd. ............     441,000      6,260,450
Mitsubishi Corp. ....................................   1,245,000     12,094,579
Mitsubishi Tokyo Financial Group, Inc. ..............       1,220     11,292,673
Nippon Meat Packers, Inc. ...........................     637,000      7,846,107
Nippon Telegraph & Telephone Corp. ..................         169        902,965
Nissan Motor Co., Ltd. ..............................   1,821,000     20,243,532
Nitto Denko Corp. ...................................     344,600     17,622,398
Oji Paper Co., Ltd.^ ................................     295,000      1,892,499
Pioneer Corp.^ ......................................     150,000      3,876,644
Promise Co., Ltd. ...................................     176,900     11,802,520
Ricoh Co., Ltd. .....................................     558,000     11,864,180
Sammy Corp.^ ........................................     108,000      5,156,761
Secom Co., Ltd. .....................................         100          4,243
Sony Corp. ..........................................      61,000      2,297,668
Sumitomo Corp. ......................................     136,000        987,142
Sumitomo Mitsui Financial Group, Inc.^ ..............       2,199     15,074,481
Takeda Pharmaceutical Co., Ltd. .....................     120,000      5,267,837
Tanabe Seiyaku Co., Ltd. ............................     448,000      4,007,222
Tohoku Electric Power Co., Inc. .....................     319,100      5,375,116
Tokyo Electric Power Co., Inc. ......................     131,000      2,971,406
Tokyo Electron Ltd. .................................     177,300      9,944,334
Toyota Motor Corp. ..................................     257,700     10,438,840
UFJ Holdings, Inc.*^ ................................       2,691     11,887,110

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                       Shares        (Note 1)
--------------------------------------------------------------------------------
Uny Co., Ltd. ....................................      446,000   $    5,710,141
                                                                  --------------
                                                                     383,254,491
                                                                  --------------
Luxembourg (1.1%)
Arcelor^ .........................................    1,103,558       18,528,487
                                                                  --------------
Mexico (0.9%)
America Movil S.A. de C.V. (ADR)^ ................      339,300       12,340,341
Grupo Televisa S.A. (ADR) ........................       48,200        2,182,014
                                                                  --------------
                                                                      14,522,355
                                                                  --------------
Netherlands (2.6%)
ABN Amro Holdings N.V. ...........................      364,215        7,967,338
ASML Holding N.V.*^ ..............................      880,633       14,903,483
DSM N.V. .........................................      172,600        8,469,050
Royal Dutch Petroleum Co. ........................      221,800       11,382,399
                                                                  --------------
                                                                      42,722,270
                                                                  --------------
Russia (0.2%)
Mobile Telesystems (ADR) .........................       25,200        3,074,400
                                                                  --------------
Singapore (0.8%)
Flextronics International Ltd.* ..................      477,700        7,619,315
Singapore Telecommunications Ltd. ................    4,743,000        6,195,681
                                                                  --------------
                                                                      13,814,996
                                                                  --------------
South Korea (1.0%)
Samsung Electronics Co., Ltd. (GDR)(S) ...........       78,364       16,123,393
                                                                  --------------
Spain (3.0%)
Altadis S.A.^ ....................................       65,000        2,008,689
Banco Bilbao Vizcaya Argentaria S.A.^ ............      937,263       12,520,726
Banco Santander Central Hispano S.A.^ ............      625,000        6,486,266
Endesa S.A.^ .....................................      184,200        3,549,854
Iberdrola S.A.^ ..................................      242,200        5,112,571
Inditex S.A ......................................       59,020        1,354,274
Repsol YPF S.A.^ .................................      336,000        7,358,300
Telefonica S.A. ..................................      690,596       10,208,596
                                                                  --------------
                                                                      48,599,276
                                                                  --------------
Sweden (1.9%)
Svenska Cellulosa AB, Class B ....................      269,700       10,239,574
Telefonaktiebolaget LM Ericsson, Class B* ........    6,947,137       20,473,578
                                                                  --------------
                                                                      30,713,152
                                                                  --------------
Switzerland (7.4%)
Alcon, Inc. ......................................       73,000        5,741,450
Credit Suisse Group* .............................      380,800       13,530,501
Givaudan S.A.^ ...................................        9,090        5,262,097
Nestle S.A. (Registered) .........................        9,000        2,400,192
Nobel Biocare Holding AG .........................       11,988        1,876,116
Novartis AG (Registered) .........................      353,974       15,615,669
Roche Holding AG .................................      237,625       23,527,228
Swiss Reinsurance ................................      336,852       21,880,318
UBS AG ...........................................      273,510       19,272,802
Xstrata plc ......................................      893,600       11,943,404
                                                                  --------------
                                                                     121,049,777
                                                                  --------------
United Kingdom (25.7%)
Abbey National plc ...............................      443,200        4,125,211
AstraZeneca plc ..................................      499,734       22,421,060
Aviva plc ........................................    1,129,300       11,653,036
Barclays Bank plc ................................      690,000        5,878,051
BP plc ...........................................    2,228,036       19,677,446
British American Tobacco plc .....................      587,100        9,097,910
Carnival plc .....................................      454,022       22,049,819
GlaxoSmithKline plc ..............................    1,076,000   $   21,776,798
GUS plc ..........................................      761,971       11,683,408
Hilton Group plc .................................    2,085,131       10,436,621
HSBC Holdings plc ................................    1,880,400       27,962,864
Intercontinental Hotels Group plc ................      813,898        8,597,722
Legal & General Group plc ........................    3,349,069        5,769,859
Lloyds TSB Group plc .............................    1,061,500        8,311,317
LogicaCMG plc ....................................    1,630,931        5,412,578
Morrison (Wm) Supermarkets .......................      324,000        1,361,703
Pearson plc ......................................      314,500        3,821,316
Persimmon plc ....................................      611,200        7,005,158
Reckitt Benckiser plc ............................      669,315       18,947,458
Rexam plc ........................................      796,738        6,476,693
RMC Group plc ....................................      255,000        2,807,025
Royal & Sun Alliance Insurance Group plc .........      614,400          919,227
Royal Bank of Scotland Group plc .................    1,069,975       30,813,546
SABMiller plc ....................................      597,000        7,724,774
Sainsbury J. plc .................................    1,336,000        6,899,024
Shell Transport & Trading Co. plc (Registered) ...    1,418,454       10,405,220
Shire Pharmaceuticals Group plc* .................      409,800        3,578,374
Signet Group plc .................................    1,700,000        3,529,977
Smith & Nephew plc ...............................    1,627,174       17,513,470
Standard Chartered plc ...........................    1,248,143       20,326,296
Tesco plc ........................................    5,837,123       28,184,220
Trinity Mirror plc ...............................      281,500        3,318,251
Vodafone Group plc ...............................   16,957,966       37,134,575
Whitbread plc ....................................      657,190        9,802,669
Wimpey (George) plc ..............................    1,003,383        6,714,452
                                                                  --------------
                                                                     422,137,128
                                                                  --------------
Total Common Stocks (97.3%)
   (Cost $1,324,437,638) .........................                 1,596,178,974
                                                                  --------------

                                                      Number of
                                                      Warrants
                                                     ----------
WARRANTS:
Netherlands (0.3%)
ABN Amro Bank, expiring 1/12/05*
   (Cost $5,962,927) .............................    3,270,045        4,685,974
                                                                  --------------

                                                      Number of
                                                       Shares
                                                     ----------
SHORT-TERM DEBT SECURITIES:
Short-Term Funds of Cash Collateral for
   Securities Loaned (0.9%)
JPMorgan Securities Lending
   Collateral Investment Fund ....................   14,900,000       14,900,000
                                                                  --------------

                                                     Principal
                                                       Amount
                                                    -----------
Short-Term Investments of Cash Collateral for
   Securities Loaned (12.5%)
Barclays Bank plc N.Y.
   1.12%, 6/1/05 (l) ............................   $ 5,496,404        5,496,404
Bayerische Landesbank NY
   1.28%, 8/1/05 (l) ............................    25,000,000       25,000,000
Cantor Fitzgerald Securities
   1.60%, 7/1/04 ................................    35,000,000       35,000,000
Deutsche Bank AG
   1.62%, 2/22/05 (l) ...........................     5,002,042        5,002,042
General Electric Co.
   1.16%, 10/24/05 (l) ..........................     5,004,645        5,004,645

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                    Principal         Value
                                                      Amount         (Note 1)
--------------------------------------------------------------------------------
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) ..........................   $12,500,000   $   12,500,000
Greenwich Capital Markets, Inc.
   1.65%, 7/1/04 ...............................    16,408,438       16,408,438
Household Finance Corp.
   1.13%, 7/1/04 ...............................    14,975,987       14,975,987
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04 ...............................    10,000,000       10,000,000
   1.20%, 5/5/06 (l) ...........................    20,000,000       20,000,000
New York Life Insurance Co.
   1.22%, 9/30/04 (l) ..........................    15,000,000       15,000,000
Wachovia Bank N.A.
   1.56%, 11/15/04 (l) .........................    10,004,361       10,004,361
Wells FargoBank N.A.
   1.06%, 7/1/04 ...............................    20,000,000       20,000,000
Westdeutsche Landesbank N.Y.
   1.09%, 6/22/05 (l) ..........................     9,997,493        9,997,493
                                                                 --------------
                                                                    204,389,370
                                                                 --------------
Time Deposit (0.4%)
J.P. Morgan Chase Nassau, 0.63%, 7/1/04 ........     6,435,258        6,435,258
                                                                 --------------
Total Short-Term Debt Securities (13.8%)
   (Amortized Cost $225,724,628) ...............                    225,724,628
                                                                 --------------
Total Investments (111.4%)
   (Cost/Amortized Cost $1,556,125,193) ........                  1,826,589,576
Other Assets Less Liabilities (-11.4%) .........                   (187,132,511)
                                                                 --------------
Net Assets (100%) ..............................                 $1,639,457,065
                                                                 ==============

--------------------------------------------------------------------------------
Market Sector Diversification
As a Percentage of Total Equity Investments

Consumer Discretionary ................................................    16.4%
Consumer Staples ......................................................     8.1
Energy ................................................................     6.9
Financials ............................................................    24.4
Health Care ...........................................................    10.6
Industrials ...........................................................     2.5
Information Technology ................................................    14.9
Materials .............................................................     8.0
Telecommunications Services ...........................................     6.3
Utilities .............................................................     1.9
                                                                          -----
                                                                          100.0%
                                                                          =====

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $16,123,393 or 0.98% of net assets.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt
     GDR -- Global Depositary Receipt
     RNC -- Risparmio Non-Convertible Savings Shares

--------------------------------------------------------------------------------
At June 30, 2004 the Portfolio had the following futures contracts open: (Note
1)

                  Number of    Expiration      Original      Value at     Unrealized
Purchases         Contracts       Date          Value        6/30/04     Appreciation
---------         ---------   ------------   -----------   -----------   ------------
TOPIX Index ...      100      September-04   $10,595,934   $10,910,508     $314,574

Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:

Stocks and long-term corporate debt securities ..................   $519,468,182

Net Proceeds of Sales and Redemptions:

Stocks and long-term corporate debt securities ..................    503,166,947

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $  291,682,052
Aggregate gross unrealized depreciation ......................      (21,217,669)
                                                                 --------------
Net unrealized appreciation ..................................   $  270,464,383
                                                                 ==============
Federal income tax cost of investments .......................   $1,556,125,193
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value $208,357,004. This was secured by collateral of $219,289,370 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $22,930 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $512,432,906, of which $123,523,367 expires in the year 2008, $281,288,236 expires in the year 2009,
$69,873,368 expires in the year 2010, and $37,747,935 expires in the year 2011.

Included in the capital loss carryforward amounts are $35,391,471 of losses acquired from EQ/International Equity Index Portfolio as a result of a tax-free reorganization that accrued during the year ended 2003, and $396,478,116 of losses acquired from EQ/Alliance Global Portfolio as a result of a tax-free reorganization that occurred during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (16.9%)
Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.^ .................................       274,500   $   12,901,500
Starbucks Corp.* ................................        88,800        3,861,024
                                                                  --------------
                                                                      16,762,524
                                                                  --------------
Internet & Catalog Retail (5.0%)
Amazon.com, Inc.*^ ..............................       237,800       12,936,320
eBay, Inc.* .....................................       473,308       43,520,671
                                                                  --------------
                                                                      56,456,991
                                                                  --------------
Media (3.1%)
E.W. Scripps Co., Class A .......................       150,500       15,802,500
Gannett Co., Inc. ...............................        26,800        2,273,980
Univision Communications, Inc., Class A*^ .......       271,000        8,653,030
Viacom, Inc., Class B ...........................       227,300        8,119,156
                                                                  --------------
                                                                      34,848,666
                                                                  --------------
Multiline Retail (1.2%)
Target Corp. ....................................       317,600       13,488,472
                                                                  --------------
Specialty Retail (6.1%)
Bed Bath & Beyond, Inc.* ........................       632,600       24,323,470
Lowe's Cos., Inc. ...............................       870,253       45,731,795
                                                                  --------------
                                                                      70,055,265
                                                                  --------------
   Total Consumer Discretionary .................                    191,611,918
                                                                  --------------
Consumer Staples (4.3%)
Food & Staples Retailing (1.6%)
Wal-Mart Stores, Inc. ...........................       344,700       18,186,372
                                                                  --------------
Household Products (1.1%)
Procter & Gamble Co. ............................       232,200       12,640,968
                                                                  --------------
Personal Products (1.6%)
Avon Products, Inc. .............................       387,298       17,869,930
                                                                  --------------
   Total Consumer Staples .......................                     48,697,270
                                                                  --------------
Energy (1.1%)
Energy Equipment & Services (1.1%)
Nabors Industries Ltd.* .........................       283,400       12,815,348
                                                                  --------------
Financials (14.6%)
Capital Markets (3.7%)
J.P. Morgan Chase & Co. .........................       561,900       21,784,863
Merrill Lynch & Co., Inc. .......................       375,800       20,285,684
                                                                  --------------
                                                                      42,070,547
                                                                  --------------
Consumer Finance (2.5%)
MBNA Corp. ......................................     1,111,100       28,655,269
                                                                  --------------
Diversified Financial Services (2.4%)
Citigroup, Inc. .................................       586,499       27,272,203
                                                                  --------------
Insurance (6.0%)
American International Group, Inc. ..............       617,199       43,993,945
Progressive Corp.^ ..............................       282,201       24,071,745
                                                                  --------------
                                                                      68,065,690
                                                                  --------------
   Total Financials .............................                    166,063,709
                                                                  --------------
Health Care (20.5%)
Biotechnology (3.2%)
Amgen, Inc.* ....................................       512,751       27,980,822
Cephalon, Inc.*^ ................................       158,200        8,542,800
                                                                  --------------
                                                                      36,523,622
                                                                  --------------
Health Care Equipment & Supplies (4.5%)
Alcon, Inc. .....................................       162,700       12,796,355
Boston Scientific Corp.* ........................       439,200       18,797,760
St. Jude Medical, Inc.* .........................       256,000       19,366,400
                                                                  --------------
                                                                      50,960,515
                                                                  --------------
Health Care Providers & Services (5.7%)
UnitedHealth Group, Inc. ........................       608,360   $   37,870,410
WellPoint Health Networks, Inc.* ................       235,200       26,344,752
                                                                  --------------
                                                                      64,215,162
                                                                  --------------
Pharmaceuticals (7.1%)
Forest Laboratories, Inc.* ......................       426,900       24,175,347
Pfizer, Inc. ....................................     1,149,900       39,418,572
Teva Pharmaceutical Industries
   Ltd. (ADR)^ ..................................       255,300       17,179,137
                                                                  --------------
                                                                      80,773,056
                                                                  --------------
   Total Health Care ............................                    232,472,355
                                                                  --------------
Industrials (3.0%)
Industrial Conglomerates (3.0%)
General Electric Co. ............................     1,064,000       34,473,600
                                                                  --------------
Information Technology (38.6%)
Communications Equipment (7.5%)
Cisco Systems, Inc.* ............................     1,454,300       34,466,910
Corning, Inc.* ..................................     1,093,100       14,275,886
Juniper Networks, Inc.* .........................     1,098,100       26,980,317
Motorola, Inc. ..................................        52,000          949,000
QUALCOMM, Inc. ..................................       115,100        8,399,998
                                                                  --------------
                                                                      85,072,111
                                                                  --------------
Computers & Peripherals (6.2%)
Dell, Inc.* .....................................     1,445,702       51,785,046
EMC Corp.* ......................................     1,641,600       18,714,240
                                                                  --------------
                                                                      70,499,286
                                                                  --------------
Internet Software & Services (5.0%)
Yahoo!, Inc.* ...................................     1,561,100       56,714,763
                                                                  --------------
Semiconductors & Semiconductor Equipment (11.0%)
Applied Materials, Inc.* ........................       585,600       11,489,472
Broadcom Corp., Class A* ........................       412,900       19,311,333
Intel Corp. .....................................     1,796,800       49,591,680
Marvell Technology Group Ltd.* ..................       669,600       17,878,320
Maxim Integrated Products, Inc.^ ................       126,172        6,613,936
Taiwan Semiconductor Manufacturing Co.,
   Ltd. (ADR)^ ..................................     1,983,396       16,482,021
Texas Instruments, Inc. .........................       136,400        3,298,152
                                                                  --------------
                                                                     124,664,914
                                                                  --------------
Software (8.9%)
Electronic Arts, Inc.* ..........................       674,600       36,799,430
Intuit, Inc.* ...................................       304,800       11,759,184
Microsoft Corp. .................................       949,651       27,122,032
Symantec Corp.* .................................       581,300       25,449,314
                                                                  --------------
                                                                     101,129,960
                                                                  --------------
   Total Information Technology .................                    438,081,034
                                                                  --------------
Total Common Stocks (99.0%)
   (Cost $999,917,012) ..........................                  1,124,215,234
                                                                  --------------

                                                         Principal
                                                           Amount
                                                        -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (6.1%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04 ....................................   $14,334,005   14,334,005
   1.60%, 7/1/04 ....................................     5,000,000    5,000,000
Credit Suisse First Boston LLC
   1.65%, 7/1/04 ....................................    10,000,000   10,000,000
Household Finance Corp.
   1.13%, 7/1/04 ....................................     1,996,799    1,996,799

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                    Principal         Value
                                                      Amount         (Note 1)
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04 ...............................   $10,000,000   $   10,000,000
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) ..........................     3,000,000        3,000,000
Nomura Securities
   1.57%, 7/1/04 ...............................    25,000,000       25,000,000
                                                                 --------------
                                                                     69,330,804
                                                                 --------------
Time Deposit (1.3%)
J.P. Morgan Chase Nassau,
0.63%, 7/1/04 ..................................    14,923,248       14,923,248
                                                                 --------------
Total Short-Term Debt Securities (7.4%)
   (Cost/Amortized Cost $84,254,052) ...........                     84,254,052
                                                                 --------------
Total Investments (106.4%)
   (Cost/Amortized Cost $1,084,171,064) ........                  1,208,469,286
Other Assets Less
   Liabilities (-6.4%) .........................                    (72,194,319)
                                                                 --------------
Net Assets (100%) ..............................                 $1,136,274,967
                                                                 ==============

*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ..................   $491,502,642
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ..................    473,308,892

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $  146,595,592
Aggregate gross unrealized depreciation ......................      (22,297,370)
                                                                 --------------
Net unrealized appreciation ..................................   $  124,298,222
                                                                 ==============
Federal income tax cost of investments .......................   $1,084,171,064
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value $68,512,006. This was secured by collateral of $69,330,804 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $736,744,308 of which $374,280,081 expires in the year 2009, $258,581,589 expires in the year 2010, and $103,882,638 expires in the year 2011.

For the six months ended June 30, 2004, the Portfolio incurred approximately $21,546 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Principal       Value
                                                          Amount       (Note 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (2.9%)
Automobiles (0.8%)
Ford Motor Co.
   6.38%, 2/1/29 ...................................   $ 1,110,000   $   938,074
   7.45%, 7/16/31^ .................................     4,885,000     4,656,480
General Motors Corp.
   8.38%, 7/15/33^ .................................     7,975,000     8,441,474
                                                                     -----------
                                                                      14,036,028
                                                                     -----------
Household Durables (0.1%)
Fortune Brands, Inc.
   2.88%, 12/1/06 ..................................     2,050,000     2,028,364
                                                                     -----------
Media (2.0%)
Comcast Cable Communications Holdings
   9.46%, 11/15/22 .................................     2,600,000     3,341,991
Comcast Cable Communications, Inc.
   6.20%, 11/15/08^ ................................
   6.88%, 6/15/09 ..................................     7,625,000     8,320,781
Comcast Corp.
   7.05%, 3/15/33^ .................................     1,790,000     1,854,214
Liberty Media Corp.
   5.70%, 5/15/13^ .................................     3,410,000     3,359,263
News America, Inc.
   6.55%, 3/15/33^ .................................     4,340,000     4,390,166
Time Warner Entertainment LP
   8.38%, 3/15/23 ..................................     7,995,000     9,329,877
Time Warner, Inc.
   7.70%, 5/1/32 ...................................     4,440,000     4,850,345
WPP Finance UK Corp.
   5.88%, 6/15/14(S) ...............................     2,445,000     2,455,017
                                                                     -----------
                                                                      37,901,654
                                                                     -----------
   Total Consumer Discretionary ....................                  53,966,046
                                                                     -----------
Consumer Staples (0.5%)
Food & Staples Retailing (0.2%)
Albertson's, Inc.^
   7.45%, 8/1/29 ...................................     3,910,000     4,223,468
                                                                     -----------
Food Products (0.3%)
Kraft Foods, Inc.
   5.25%, 10/1/13 ..................................     4,160,000     4,052,814
Tyson Foods, Inc.
   8.25%, 10/1/11 ..................................     1,845,000     2,119,045
                                                                     -----------
                                                                       6,171,859
                                                                     -----------
   Total Consumer Staples ..........................                  10,395,327
                                                                     -----------
Energy (0.8%)
Oil & Gas (0.8%)
Amerada Hess Corp.^
   7.88%, 10/1/29 ..................................     3,410,000     3,683,833
   7.13%, 3/15/33 ..................................     3,455,000     3,444,017
Conoco, Inc.
   6.95%, 4/15/29 ..................................     2,920,000     3,214,765
Valero Energy Corp.
   7.50%, 4/15/32^ .................................     4,700,000     5,228,167
                                                                     -----------
   Total Energy ....................................                  15,570,782
                                                                     -----------
Financials (9.2%)
Capital Markets (1.0%)
Goldman Sachs Capital I
   6.35%, 2/15/34^ .................................     3,780,000     3,549,696
Goldman Sachs Group, Inc.
   4.75%, 7/15/13 ..................................     3,590,000     3,372,453
J.P. Morgan Chase & Co.
   6.75%, 2/1/11 ...................................     5,495,000     5,989,028
Morgan Stanley
   4.75%, 4/1/14 ...................................   $ 5,270,000   $ 4,862,213
                                                                     -----------
                                                                      17,773,390
                                                                     -----------
Commercial Banks (1.7%)
Bank of America Corp.
   6.25%, 4/15/12 ..................................     1,090,000     1,162,773
Barclays Bank plc
   7.38%, 6/29/49(S)(l) ............................        65,000        73,003
   8.55%, 9/29/49(S)(l) ............................     4,110,000     4,867,563
CBA Capital Trust I
   5.81%, 12/31/49(S) ..............................     4,585,000     4,481,379
Mizuho Financial Group Cayman Ltd.
   5.79%, 4/15/14(S) ...............................     1,005,000       987,903
   8.38%, 12/31/49 .................................     6,395,000     6,592,056
RBS Capital Trust I
   4.71%, 12/29/49 (l) .............................    11,385,000    10,496,685
Suntrust Bank
   1.44%, 6/2/09 (l)^ ..............................     3,395,000     3,394,049
                                                                     -----------
                                                                      32,055,411
                                                                     -----------
Consumer Finance (2.5%)
American General Finance Corp.
   4.63%, 5/15/09^ .................................     5,865,000     5,873,475
Boeing Capital Corp.^
   4.75%, 8/25/08 ..................................       880,000       896,312
Capital One Bank
   6.50%, 6/13/13 ..................................       920,000       948,596
Capital One Financial Corp.
   6.25%, 11/15/13 .................................     1,445,000     1,460,515
Ford Motor Credit Co.
   7.38%, 2/1/11 ...................................    13,140,000    13,859,638
   7.00%, 10/1/13^  ................................     1,775,000     1,791,802
General Motors Acceptance Corp.
   6.88%, 9/15/11 ..................................     8,715,000     8,935,463
Household Finance Corp.
   6.50%, 11/15/08 .................................     6,025,000     6,509,735
   7.00%, 5/15/12 ..................................     2,340,000     2,584,846
MBNA Corp.
   4.63%, 9/15/08 ..................................     3,695,000     3,706,857
                                                                     -----------
                                                                      46,567,239
                                                                     -----------
Diversified Financial Services (2.8%)
CIT Group, Inc.
   1.48%, 5/18/07 (l) ..............................     2,360,000     2,357,196
Citigroup, Inc.
   1.54%, 6/9/09 (l)^ ..............................     2,420,000     2,419,315
   7.25%, 10/1/10 ..................................     2,930,000     3,299,781
Credit Suisse First Boston USA, Inc.
   5.50%, 8/15/13 ..................................     1,005,000     1,001,201
General Electric Capital Corp.
   1.61%, 6/22/07 (l) ..............................    15,500,000    15,531,366
   6.75%, 3/15/32^ .................................     8,595,000     9,239,754
Mangrove Bay Pass-Through Trust
   6.10%, 7/15/33 (l)^(S) ..........................     6,965,000     6,870,973
UFJ Finance Aruba AEC
   6.75%, 7/15/13^ .................................     4,325,000     4,472,348
Washington Mutual Financial Corp.
   6.88%, 5/15/11^ .................................     7,320,000     8,014,441
                                                                     -----------
                                                                      53,206,375
                                                                     -----------
Insurance (1.0%)
Assurant, Inc.
   5.63%, 2/15/14(S) ...............................     2,710,000     2,660,675
Metlife, Inc.
   5.00%, 11/24/13^ ................................     2,945,000     2,855,625
Royal & Sun Alliance Insurance Group plc
   8.95%, 10/15/29 .................................     3,245,000     3,669,294
Safeco Capital Trust I
   8.07%, 7/15/37 ..................................     2,115,000     2,313,677

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Principal       Value
                                                         Amount        (Note 1)
--------------------------------------------------------------------------------
Zurich Capital Trust I
   8.38%, 6/1/37(S) .............................      $ 7,040,000   $ 7,775,462
                                                                     -----------
                                                                      19,274,733
                                                                     -----------
Thrifts & Mortgage Finance (0.2%)
Countrywide Home Loans, Inc.
   4.00%, 3/22/11 ...............................        4,670,000     4,355,709
                                                                     -----------
Total Financials ................................                    173,232,857
                                                                     -----------
Health Care (0.3%)
Health Care Providers & Services (0.3%)
Health Net, Inc.
   8.38%, 4/15/11 ...............................        2,265,000     2,648,175
Humana, Inc.
   6.30%, 8/1/18^ ...............................        2,575,000     2,546,497
                                                                     -----------
   Total Health Care ............................                      5,194,672
                                                                     -----------
Industrials (0.9%)
Commercial Services & Supplies (0.2%)
Waste Management, Inc.
   6.88%, 5/15/09 ...............................        3,550,000     3,897,779
Industrial Conglomerates (0.7%)                                      -----------
General Electric Co.
   5.00%, 2/1/13 ................................        3,800,000     3,739,857
Hutchison Whampoa International Ltd.
   7.45%, 11/24/33^(S) ..........................        9,105,000     8,714,241
                                                                     -----------
                                                                      12,454,098
                                                                     -----------
Total Industrials ...............................                     16,351,877
                                                                     -----------
Information Technology (0.4%)
Computers & Peripherals (0.1%)
International Business Machines Corp.
   4.38%, 6/1/09^ ...............................        1,215,000     1,218,611
                                                                     -----------
IT Services (0.3%)
Pershing Road Development Co. LLC
   1.98%, 9/1/26(S)(l) ..........................        6,590,000     6,590,000
                                                                     -----------
      Total Information Technology ..............                      7,808,611
                                                                     -----------
Materials (0.8%)

Containers & Packaging (0.1%)
Packaging Corp. of America
   5.75%, 8/1/13 ................................           50,000        49,580
Sealed Air Corp.
   5.63%, 7/15/13(S) ............................        1,940,000     1,916,367
                                                                     -----------
                                                                       1,965,947
                                                                     -----------
Paper & Forest Products (0.7%)
International Paper Co.
   5.30%, 4/1/15 ................................        3,675,000     3,498,299
Weyerhaeuser Co.
   7.38%, 3/15/32 ...............................        8,330,000     9,058,267
                                                                     -----------
                                                                      12,556,566
                                                                     -----------
   Total Materials ..............................                     14,522,513
                                                                     -----------
Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.6%)
British Telecommunications plc
   8.88%, 12/15/30^ .............................        5,275,000     6,507,699
Deutsche Telekom International Finance BV
   8.25%, 6/15/30 ...............................        1,880,000     2,288,215
Koninklijke KPN N.V
   8.00%, 10/1/10 ...............................        2,265,000     2,622,580
Sprint Capital Corp.
   7.63%, 1/30/11 ...............................        4,480,000     4,952,591
   8.38%, 3/15/12 ...............................        2,025,000     2,327,391
   8.75%, 3/15/32 ...............................        5,410,000     6,304,165
Telecom Italia Capital S.A
   6.38%, 11/15/33^(S) ..........................        9,270,000     8,948,785
TELUS Corp.
   7.50%, 6/1/07 ................................      $ 4,040,000   $ 4,400,081
Verizon Global Funding Corp.
   7.38%, 9/1/12^ ...............................        9,890,000    11,123,936
                                                                     -----------
                                                                      49,475,443
                                                                     -----------
Wireless Telecommunication Services (0.5%)
AT&T Wireless Services, Inc.
   8.75%, 3/1/31 ................................        6,885,000     8,393,979
                                                                     -----------
   Total Telecommunication Services .............                     57,869,422
                                                                     -----------
Utilities (1.7%)
Electric Utilities (1.6%)
Carolina Power & Light Co.
   6.50%, 7/15/12 ...............................        4,120,000     4,429,400
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12 ...............................        1,945,000     1,988,597
FirstEnergy Corp.
   7.38%, 11/15/31 ..............................       11,235,000    11,710,049
MidAmerican Energy Holdings Co.
   5.88%, 10/1/12 ...............................        1,765,000     1,792,195
Pacific Gas & Electric Co.
   6.05%, 3/1/34 ................................        4,550,000     4,279,530
Public Service Co. of Colorado, Inc.
   7.88%, 10/1/12 ...............................        1,925,000     2,272,280
Xcel Energy, Inc.
   7.00%, 12/1/10 ...............................        2,390,000     2,643,765
                                                                     -----------
                                                                      29,115,816
                                                                     -----------
Gas Utilities (0.1%)
NiSource Finance Corp.
   7.88%, 11/15/10 ..............................        2,205,000     2,527,797
                                                                     -----------
   Total Utilities ..............................                     31,643,613
                                                                     -----------
Government Securities (66.2%)
Agency CMO (0.8%)
Federal National Mortgage Association
   5.00%, 4/25/14 ...............................       15,225,000    15,504,581
                                                                     -----------
Foreign Governments (3.0%)
Bundesobligation
   3.25%, 4/17/09 ............................EUR       31,120,000    37,329,468
United Mexican States
   4.63%, 10/8/08^ ..............................      $ 9,855,000     9,717,030
   7.50%, 1/14/12 ...............................          770,000       826,249
   7.50%, 1/14/12^ ..............................        7,905,000     8,517,637
                                                                     -----------
                                                                      56,390,384
                                                                     -----------
U.S. Government Agencies (33.5%)
Federal Home Loan Mortgage Corp.
   3.38%, 4/15/09^  .............................       27,015,000    26,013,392
   5.50%, 7/15/34 TBA ...........................       22,590,000    22,484,098
   6.00%, 7/15/34 TBA ...........................       19,985,000    20,403,446
Federal National Mortgage Association
   6.00%, 2/1/17 ................................        9,069,909     9,461,221
   6.50%, 3/1/26 ................................           23,399        24,382
   6.50%, 5/1/26 ................................            9,171         9,556
   9.00%, 8/1/26 ................................           16,705        18,069
   6.50%, 1/1/28 ................................        1,326,724     1,382,441
   6.50%, 2/1/28 ................................          733,546       764,351
   6.50%, 3/1/28 ................................          152,193       158,584
   6.50%, 6/1/28 ................................           38,645        40,268
   6.50%, 7/1/28 ................................           40,813        42,527
   6.50%, 8/1/28 ................................          122,140       127,269
   6.50%, 9/1/28 ................................          482,983       503,266
   6.50%, 10/1/28 ...............................          135,094       140,767
   6.50%, 11/1/28 ...............................          174,535       181,865

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                     Principal         Value
                                                      Amount         (Note 1)
--------------------------------------------------------------------------------
   6.50%, 12/1/28 ..............................   $     17,718   $       18,462
   6.50%, 1/1/29 ...............................         89,560           93,322
   6.50%, 2/1/29 ...............................      1,607,559        1,675,070
   6.50%, 3/1/29 ...............................        266,830          278,036
   6.50%, 4/1/29 ...............................        278,193          289,876
   6.50%, 5/1/29 ...............................        100,005          104,206
   6.50%, 6/1/29 ...............................        682,660          711,330
   6.50%, 7/1/29 ...............................        665,715          693,673
   6.50%, 8/1/29 ...............................        336,603          350,738
   6.50%, 9/1/29 ...............................          5,988            6,239
   6.50%, 10/1/29 ..............................          5,490            5,721
   6.50%, 11/1/29 ..............................         56,498           58,871
   6.50%, 1/1/30 ...............................         18,847           19,638
   6.50%, 7/1/30 ...............................         18,520           19,298
   6.50%, 8/1/30 ...............................         58,364           60,815
   6.50%, 12/1/30 ..............................         66,854           69,662
   6.50%, 2/1/31 ...............................          7,411            7,722
   6.50%, 4/1/31 ...............................        146,326          152,471
   6.50%, 5/1/31 ...............................      3,100,409        3,230,614
   6.50%, 6/1/31 ...............................      1,634,347        1,702,983
   6.50%, 7/1/31 ...............................         75,742           78,923
   6.50%, 8/1/31 ...............................        119,595          124,617
   6.50%, 9/1/31 ...............................        263,815          274,894
   6.50%, 10/1/31 ..............................      1,405,389        1,464,411
   6.50%, 11/1/31 ..............................         12,827           13,366
   6.50%, 12/1/31 ..............................         81,279           84,692
   6.50%, 1/1/32 ...............................      3,256,108        3,392,852
   6.50%, 2/1/32 ...............................      1,433,581        1,493,786
   6.50%, 3/1/32 ...............................        831,375          866,289
   6.50%, 4/1/32 ...............................      1,379,183        1,437,102
   6.50%, 5/1/32 ...............................      5,317,860        5,541,188
   6.50%, 6/1/32 ...............................         25,613           26,689
   6.50%, 7/1/32 ...............................      4,974,262        5,183,162
   6.50%, 8/1/32 ...............................     13,367,685       13,929,075
   6.50%, 9/1/32 ...............................      5,237,133        5,457,070
   6.50%, 10/1/32 ..............................      2,079,282        2,166,603
   6.50%, 11/1/32 ..............................        762,423          794,442
   6.50%, 12/1/32 ..............................        109,125          113,708
   6.50%, 1/1/33 ...............................      1,406,763        1,465,841
   6.50%, 2/1/33 ...............................        643,074          670,080
   6.50%, 3/1/33 ...............................        713,127          743,075
   6.50%, 5/1/33 ...............................         93,940           97,885
   6.50%, 9/1/33 ...............................      3,341,926        3,482,273
   6.50%, 10/1/33 ..............................      8,943,356        9,318,942
   6.50%, 11/1/33 ..............................         28,852           30,064
   4.50%, 7/25/19 TBA ..........................     67,440,000       65,880,450
   5.00%, 7/25/19 TBA ..........................     53,165,000       53,214,869
   5.50%, 7/25/19 TBA ..........................     61,715,000       63,103,587
   5.00%, 7/25/34 TBA ..........................    185,365,000      178,993,078
   6.00%, 7/25/34 TBA ..........................     46,280,000       47,234,525
   6.50%, 7/25/34 TBA ..........................     20,245,000       21,073,790
Government National Mortgage Association
   8.50%, 10/15/17 .............................          7,460            8,160
   8.50%, 11/15/17 .............................         26,408           28,884
   8.00%, 7/15/26 ..............................          3,275            3,580
   6.00%, 7/15/34 TBA ..........................     25,345,000       25,946,944
   6.50%, 7/15/34 TBA ..........................     23,930,000       24,984,404
                                                                  --------------
                                                                     630,027,549
                                                                  --------------
U.S. Treasuries (28.9%)
U.S. Treasury Bonds
   8.75%, 5/15/17^ .............................     18,665,000       25,299,830
   5.38%, 2/15/31^ .............................     28,156,000       28,396,874
U.S. Treasury Notes
   2.00%, 8/31/05^ .............................      2,000,000        1,995,624
   1.63%, 2/28/06^ .............................    405,015,000      399,082,340
   3.88%, 5/15/09^ .............................     45,370,000       45,522,396
   4.75%, 5/15/14^ .............................   $ 43,235,000   $   43,685,940
                                                                  --------------
                                                                     543,983,004
                                                                  --------------
   Total Government Securities                                     1,245,905,518
                                                                  --------------
Asset-Backed Securities (3.5%)
Asset Backed Securities (1.9%)
Lehman Manufactured Housing Trust,
   Series 98-1
   0.81%, 7/15/28 IO (l) .......................        175,563            4,991
Merrill Lynch Mortgage Investors, Inc.,
   Series 04-SL1 A
   1.46%, 4/25/35 (l) ..........................      2,990,000        2,989,761
Residential Asset Mortgage Products, Inc.,
   Series 04-RS2 AI1
   1.43%, 1/25/24 (l) ..........................      3,280,007        3,278,739
   Series 04-RS6 AI1
   1.48%, 8/25/22 (l) ..........................      3,335,000        3,334,233
Residential Asset Securities Corp.,
   Series 02-KS7 A2
   1.67%, 11/25/32 (l) .........................      5,919,205        5,933,011
   Series 03-KS3 A2
   1.60%, 5/25/33 (l) ..........................      6,599,050        6,606,441
Residential Funding Mortgage Securities II,
   Series 04-HS2 AI1
   1.48%, 12/25/18 (l) .........................      4,435,000        4,435,000
Superior Wholesale Inventory Financing Trust,
   Series 04-A9 A
   1.29%, 5/15/09 (l) ..........................      8,795,000        8,795,000
                                                                  --------------
                                                                      35,377,176
                                                                  --------------
Non-Agency (1.6%)
Banc of America Commercial Mortgage, Inc.,
   Series 04-1 A4
   4.76%, 11/10/39 .............................      8,780,000        8,415,996
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 03-49 A1
   1.64%, 12/19/33 (l) .........................      3,688,455        3,661,675
Deutsche Mortgage Securities, Inc.,
   Series 04-4 1A1
   1.51%, 4/25/34 (l) ..........................      4,066,124        4,066,124
Greenwich Capital Commercial Funding Corp.,
   Series 03-C2 A3
   4.53%, 1/5/36 ...............................      8,390,000        8,192,572
Morgan Stanley Capital I,
   Series 04-IQ7 A4
   5.57%, 6/15/38 (l) ..........................      6,370,000        6,436,312
                                                                  --------------
                                                                      30,772,679
                                                                  --------------
   Total Asset-Backed Securities                                      66,149,855
                                                                  --------------
Total Long-Term Debt Securities (90.3%)
   (Cost $1,698,300,378) .......................                   1,698,611,093
                                                                  --------------
SHORT-TERM DEBT SECURITIES:
Government Securities (37.1%)
Federal Home Loan Bank
   (Discount Note), 7/1/04 .....................    501,700,000      501,683,057
U.S. Treasury Bills
   7/1/04 ......................................     10,000,000        9,999,728
   9/23/04^ ....................................    188,085,000      187,518,488
                                                                  --------------
                                                                     699,201,273
                                                                  --------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (4.7%)
Barclays Bank plc NY
   1.12%, 6/1/05 (l) ...........................      9,993,462        9,993,462
Deutsche Bank AG
   1.62%, 2/22/05 (l) ..........................     10,004,083       10,004,083
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) ..........................      3,500,000        3,500,000

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------
                                                    Principal         Value
                                                      Amount        (Note 1)
-------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
   1.65%, 7/1/04 ...............................   $19,605,955   $   19,605,955
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04 ...............................    10,000,000       10,000,000
   1.20%, 5/5/06 (l) ...........................    10,000,000       10,000,000
Wachovia Bank N.A
   1.56%, 11/15/04 (l) .........................    15,006,412       15,006,412
Westdeutsche Landesbank N.Y
   1.09%, 6/22/05 (l) ..........................     9,997,493        9,997,493
                                                                 --------------
                                                                     88,107,405
                                                                 --------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ...............................       650,720          650,720
                                                                 --------------
Total Short-Term Debt Securities (41.8%)
   (Amortized Cost $787,959,398)                                    787,959,398
                                                                 --------------
Total Investments (132.1%)
   (Cost/Amortized Cost $2,486,259,776)                           2,486,570,491
Other Assets Less Liabilities (-32.1%)                             (603,583,018)
                                                                 --------------
Net Assets (100%) ..............................                 $1,882,987,473
                                                                 ==============

^    All, or a portion of security out on loan (See Note 1).

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $56,341,368 or 2.99% of net assets.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     CMO  -- Collateralized Mortgage Obligation
     EUR  -- European Currency Unit
     IO   -- Interest only
     TBA  -- Security is subject to delayed delivery.

--------------------------------------------------------------------------------
At June 30, 2004 the Portfolio had outstanding foreign currency contract to sell foreign currencies as follows: (Note 1)

                                                        Local
                                                      Contract     Cost on        U.S. $
                                                       Amount    Origination     Current      Unrealized
                                                       (000's)      Date          Value      Depreciation
                                                      --------------------------------------------------
Foreign Currency Sell Contract
European Union, expiring 07/22/04 .................    30,978    $37,421,868   $37,675,375    $(253,507)
                                                                                              =========

Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ................   $4,678,293,809
U.S. Government securities ....................................    1,213,470,944
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ................    5,106,045,207
U.S. Government securities ....................................      805,473,347

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $   10,580,983
Aggregate gross unrealized depreciation ......................      (10,270,268)
                                                                 --------------
Net unrealized appreciation ..................................   $      310,715
                                                                 ==============
Federal income tax cost of investments .......................   $2,486,259,776
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $816,325,589. This was secured by collateral of $831,753,901 of which $88,107,405 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $743,646,496 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (14.5%)
Auto Components (1.3%)
BorgWarner, Inc. ....................................     302,400   $ 13,236,048
                                                                    ------------
Hotels, Restaurants & Leisure (2.8%)
Ruby Tuesday, Inc. ..................................     359,800      9,876,510
Station Casinos, Inc. ...............................     407,300     19,713,320
                                                                    ------------
                                                                      29,589,830
                                                                    ------------
Household Durables (0.9%)
Tempur-Pedic International, Inc.* ...................     660,400      9,252,204
                                                                    ------------
Media (4.9%)
Citadel Broadcasting Corp.* .........................     777,100     11,322,347
Getty Images, Inc.* .................................     250,600     15,036,000
Radio One, Inc., Class D* ...........................     865,800     13,861,458
XM Satellite Radio Holdings, Inc., Class A* .........     433,000     11,816,570
                                                                    ------------
                                                                      52,036,375
                                                                    ------------
Multiline Retail (0.9%)
Tuesday Morning Corp.*  .............................     343,455      9,960,195
                                                                    ------------
Specialty Retail (3.7%)
AnnTaylor Stores Corp.* .............................     423,800     12,281,724
Dick's Sporting Goods, Inc.* ........................     396,600     13,226,610
Williams-Sonoma, Inc.* ..............................     408,300     13,457,568
                                                                    ------------
                                                                      38,965,902
                                                                    ------------
   Total Consumer Discretionary .....................                153,040,554
                                                                    ------------
Energy (6.5%)
Energy Equipment & Services (4.0%)
Grant Prideco, Inc.* ................................     931,400     17,193,644
National-Oilwell, Inc.* .............................     384,500     12,107,905
Patterson-UTI Energy, Inc. ..........................     372,000     12,428,520
                                                                    ------------
                                                                      41,730,069
                                                                    ------------
Oil & Gas (2.5%)
Newfield Exploration Co.*  ..........................     301,000     16,777,740
Noble Energy, Inc. ..................................     190,500      9,715,500
                                                                    ------------
                                                                      26,493,240
                                                                    ------------
   Total Energy .....................................                 68,223,309
                                                                    ------------
Financials (7.7%)
Capital Markets (3.9%)
A.G. Edwards, Inc. ..................................     251,000      8,541,530
Affiliated Managers Group, Inc.* ....................     177,700      8,950,749
BlackRock, Inc., Class A ............................     214,500     13,691,535
Investors Financial Services Corp. ..................     218,300      9,513,514
                                                                    ------------
                                                                      40,697,328
                                                                    ------------
Commercial Banks (2.2%)
Cathay General Bancorp ..............................      87,900      5,862,930
Southwest Bancorporation of Texas, Inc. .............     395,200     17,436,224
                                                                    ------------
                                                                      23,299,154
                                                                    ------------
Diversified Financial Services (1.6%)
CapitalSource, Inc.* ................................     698,100     17,068,545
                                                                    ------------
   Total Financials .................................                 81,065,027
                                                                    ------------
Health Care (19.0%)
Biotechnology (7.7%)
Angiotech Pharmaceuticals, Inc.* ....................     522,300     10,524,345
Human Genome Sciences, Inc.* ........................     457,700      5,323,051
Martek Biosciences Corp.* ...........................     284,900     16,002,833
NPS Pharmaceuticals, Inc.* ..........................     405,100      8,507,100
OraSure Technologies, Inc.* .........................     876,421      8,527,576
Pharmion Corp. ......................................      93,100      4,554,452
Protein Design Labs, Inc.* ..........................     477,900      9,142,227
Techne Corp.* .......................................     264,900   $ 11,509,905
Telik, Inc.* ........................................     322,200      7,690,914
                                                                    ------------
                                                                      81,782,403
                                                                    ------------
Health Care Equipment & Supplies (3.2%)
Inamed Corp.* .......................................     163,636     10,284,523
Kinetic Concepts, Inc.* .............................     278,300     13,887,170
Nektar Therapeutics* ................................     496,300      9,906,148
                                                                    ------------
                                                                      34,077,841
                                                                    ------------
Health Care Providers & Services (4.6%)
Accredo Health, Inc.* ...............................     369,100     14,376,445
eResearch Technology, Inc.* .........................     338,600      9,480,800
LabOne, Inc.* .......................................     371,200     11,796,736
Omnicare, Inc. ......................................     291,200     12,466,272
                                                                    ------------
                                                                      48,120,253
                                                                    ------------
Pharmaceuticals (3.5%)
Impax Laboratories, Inc.* ...........................     640,100     12,405,138
Medicis Pharmaceutical Corp., Class A ...............     249,100      9,951,545
MGI Pharma, Inc.* ...................................     524,200     14,158,642
                                                                    ------------
                                                                      36,515,325
                                                                    ------------
   Total Health Care ................................                200,495,822
                                                                    ------------
Industrials (18.4%)
Aerospace & Defense (2.4%)
L-3 Communications Holdings, Inc. ...................     245,200     16,379,360
United Defense Industries, Inc.* ....................     248,700      8,704,500
                                                                    ------------
                                                                      25,083,860
                                                                    ------------
Air Freight & Logistics (1.8%)
Expeditors International of Washington, Inc. ........     387,405     19,141,681
                                                                    ------------
Commercial Services & Supplies (5.9%)
Corporate Executive Board Co. .......................     185,700     10,731,603
Education Management Corp.* .........................     348,000     11,435,280
Manpower, Inc. ......................................     354,700     18,008,119
Stericycle, Inc.* ...................................     210,830     10,908,344
Strayer Education, Inc. .............................     102,600     11,447,082
                                                                    ------------
                                                                      62,530,428
                                                                    ------------
Construction & Engineering (1.9%)
Dycom Industries, Inc.* .............................     720,800     20,182,400
                                                                    ------------
Machinery (2.4%)
Idex Corp. ..........................................     479,400     16,467,390
Navistar International Corp.* .......................     229,200      8,883,792
                                                                    ------------
                                                                      25,351,182
                                                                    ------------
Road & Rail (1.4%)
Werner Enterprises, Inc. ............................     720,675     15,206,243
                                                                    ------------
Trading Companies & Distributors (2.6%)
Fastenal Co. ........................................     226,600     12,877,678
MSC Industrial Direct Co., Class A ..................     442,600     14,534,984
                                                                    ------------
                                                                      27,412,662
                                                                    ------------
   Total Industrials ................................                194,908,456
                                                                    ------------
Information Technology (30.9%)
Communications Equipment (1.4%)
Avocent Corp.* ......................................     404,600     14,865,004
                                                                    ------------
Electronic Equipment & Instruments (8.6%)
Amphenol Corp., Class A* ............................     579,300     19,302,276
CDW Corp. ...........................................     269,600     17,189,696
National Instruments Corp. ..........................     523,750     16,052,938
Scansource, Inc.* ...................................     318,800     18,943,096
Tektronix, Inc. .....................................     557,000     18,949,140
                                                                    ------------
                                                                      90,437,146
                                                                    ------------
Internet Software & Services (1.6%)
Sina Corp.* .........................................     304,200   $ 10,035,558

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
WebEx Communications, Inc.* .......................     293,400   $    6,384,384
                                                                  --------------
                                                                      16,419,942
                                                                  --------------
IT Services (5.3%)
Alliance Data Systems Corp.* ......................     422,900       17,867,525
Cognizant Technology Solutions Corp., Class A* ....     495,200       12,583,032
Global Payments, Inc. .............................     330,100       14,861,102
Iron Mountain, Inc.* ..............................     231,470       11,170,742
                                                                  --------------
                                                                      56,482,401
                                                                  --------------
Semiconductors & Semiconductor Equipment (5.1%)
AMIS Holdings, Inc.* ..............................     673,900       11,402,388
Exar Corp.* .......................................     671,700        9,847,122
Fairchild Semiconductor International, Inc.,
   Class A* .......................................     304,900        4,991,213
Formfactor, Inc.* .................................     525,000       11,786,250
International Rectifier Corp.* ....................     374,800       15,524,216
                                                                  --------------
                                                                      53,551,189
                                                                  --------------
Software (8.9%)

Activision, Inc.* .................................     780,400       12,408,360
Cognos, Inc.* .....................................     447,500       16,181,600
Hyperion Solutions Corp.* .........................     362,400       15,844,128
Informatica Corp.* ................................   1,006,000        7,675,780
Kronos, Inc.* .....................................     349,500       14,399,400
Mercury Interactive Corp.* ........................     344,400       17,161,452
Quest Software, Inc.* .............................     832,400       10,737,960
                                                                  --------------
                                                                      94,408,680
                                                                  --------------
   Total Information Technology ...................                  326,164,362
                                                                  --------------
Materials (1.1%)
Chemicals (1.1%)
Georgia Gulf Corp. ................................     337,100   $   12,088,406
                                                                  --------------
Telecommunication Services (1.3%)
Wireless Telecommunication Services (1.3%)
Nextel Partners, Inc., Class A* ...................     896,000       14,264,320
                                                                  --------------
Total Common Stocks (99.4%)
   (Cost $871,237,864) ............................                1,050,250,256
                                                                  --------------

                                                    Principal
                                                      Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.3%)
J.P. Morgan Chase Nassau, 0.63%, 7/1/04
   (Amortized Cost $13,538,411) ................   $13,538,411       13,538,411
                                                                 --------------
Total Investments (100.7%)
   (Cost/Amortized Cost $884,776,275) ..........                  1,063,788,667
Other Assets Less Liabilities (-0.7%) ..........                     (7,138,827)
                                                                 --------------
Net Assets (100%) ..............................                 $1,056,649,840
                                                                 ==============

----------
*    Non-income producing.

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $486,999,349
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................    465,150,570

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $204,178,711
Aggregate gross unrealized depreciation ........................    (25,166,319)
                                                                   ------------
Net unrealized appreciation ....................................   $179,012,392
                                                                   ============
Federal income tax cost of investments .........................   $884,776,275
                                                                   ============

The Portfolio has a net capital loss carryforward of $246,968,800 of which $1,263,583 expires in the year 2008, $49,444,569 expires in the year 2009, and $196,260,648 expires in the year 2010.

Included in the capital loss carryforward amounts are $4,059,180 of losses acquires from EQ/AXP Strategy Aggressive Portfolio as a result of a tax-free reorganization during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

For the six months ended June 30, 2004, the Portfolio incurred approximately $4,820 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                         Shares        (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (2.8%)
American Axle & Manufacturing Holdings, Inc. ........     170,300   $  6,192,108
Autoliv, Inc. .......................................     210,200      8,870,440
BorgWarner, Inc.^ ...................................     137,800      6,031,506
Cooper Tire & Rubber Co. ............................     185,400      4,264,200
Dana Corp. ..........................................     240,922      4,722,071
Delphi Corp. ........................................     484,700      5,176,596
Lear Corp. ..........................................     102,300      6,034,677
Magna International, Inc., Class A ..................      91,400      7,784,538
                                                                    ------------
                                                                      49,076,136
                                                                    ------------
Automobiles (0.7%)
General Motors Corp.^ ...............................     284,100     13,236,219
                                                                    ------------
Hotels, Restaurants & Leisure (1.0%)
McDonald's Corp. ....................................     680,400     17,690,400
                                                                    ------------
Household Durables (1.2%)
D.R. Horton, Inc. ...................................      48,150      1,367,460
Fortune Brands, Inc. ................................      41,400      3,122,802
Mohawk Industries, Inc.* ............................      97,100      7,120,343
Pulte Homes, Inc. ...................................      43,400      2,258,102
Whirlpool Corp. .....................................     101,500      6,962,900
                                                                    ------------
                                                                      20,831,607
                                                                    ------------
Media (2.4%)
Comcast Corp., Class A* .............................     583,500     16,355,505
Interpublic Group of Cos., Inc.* ....................     603,100      8,280,563
Time Warner, Inc.* ..................................     707,000     12,429,060
Viacom, Inc., Class B ...............................      61,900      2,211,068
Walt Disney Co. .....................................      89,800      2,289,002
                                                                    ------------
                                                                      41,565,198
                                                                    ------------
Multiline Retail (1.9%)
Federated Department Stores, Inc. ...................     185,400      9,103,140
May Department Stores Co. ...........................     385,950     10,609,766
Nordstrom, Inc. .....................................     105,100      4,478,311
Sears, Roebuck & Co.^ ...............................     273,800     10,338,688
                                                                    ------------
                                                                      34,529,905
                                                                    ------------
Specialty Retail (0.6%)
Foot Locker, Inc.^ ..................................      13,200        321,288
Office Depot, Inc.* .................................     539,300      9,658,863
                                                                    ------------
                                                                       9,980,151
                                                                    ------------
Textiles, Apparel & Luxury Goods (1.5%)
Jones Apparel Group, Inc.^ ..........................     256,900     10,142,412
Liz Claiborne, Inc. .................................     137,400      4,943,652
Reebok International Ltd. ...........................     108,100      3,889,438
V.F. Corp. ..........................................     139,100      6,774,170
                                                                    ------------
                                                                      25,749,672
                                                                    ------------
   Total Consumer Discretionary .....................                212,659,288
                                                                    ------------
Consumer Staples (4.1%)
Food & Staples Retailing (1.0%)
Kroger Co.* .........................................     166,200      3,024,840
Safeway, Inc.* ......................................     385,400      9,766,036
SUPERVALU, Inc. .....................................     161,200      4,934,332
                                                                    ------------
                                                                      17,725,208
                                                                    ------------
Food Products (0.4%)
Archer-Daniels-Midland Co. ..........................     264,495      4,438,226
Tyson Foods, Inc., Class A^ .........................     163,400      3,423,230
                                                                    ------------
                                                                       7,861,456
                                                                    ------------
Tobacco (2.7%)
Altria Group, Inc. ..................................     727,500     36,411,375
UST, Inc. ...........................................     285,800   $ 10,288,800
                                                                    ------------
                                                                      46,700,175
                                                                    ------------
   Total Consumer Staples ...........................                 72,286,839
                                                                    ------------
Energy (11.4%)
Oil & Gas (11.4%)
Ashland, Inc. .......................................     120,800      6,379,448
BP plc (ADR)^ .......................................     154,900      8,297,993
ChevronTexaco Corp. .................................     426,300     40,119,093
ConocoPhillips ......................................     317,797     24,244,733
Exxon Mobil Corp. ...................................   1,791,982     79,581,921
Marathon Oil Co. ....................................     327,800     12,403,952
Occidental Petroleum Corp. ..........................     287,800     13,932,398
Valero Energy Corp. .................................     194,000     14,309,440
                                                                    ------------
   Total Energy .....................................                199,268,978
                                                                    ------------
Financials (32.5%)
Capital Markets (5.1%)
Goldman Sachs Group, Inc. ...........................     154,800     14,575,968
J.P. Morgan Chase & Co. .............................     817,240     31,684,395
Lehman Brothers Holdings, Inc. ......................     175,500     13,206,375
Merrill Lynch & Co., Inc. ...........................     276,800     14,941,664
Morgan Stanley ......................................     295,900     15,614,643
                                                                    ------------
                                                                      90,023,045
                                                                    ------------
Commercial Banks (11.8%)
Bank of America Corp. ...............................     767,105     64,912,425
Bank One Corp. ......................................     333,850     17,026,350
Comerica, Inc. ......................................     218,700     12,002,256
Huntington Bancshares, Inc. .........................     184,900      4,234,210
KeyCorp .............................................     369,100     11,032,399
National City Corp. .................................     400,275     14,013,628
PNC Financial Services Group, Inc. ..................      26,500      1,406,620
Regions Financial Corp.^ ............................     202,200      7,390,410
SouthTrust Corp. ....................................     156,900      6,089,289
SunTrust Banks, Inc.^ ...............................     193,000     12,543,070
U.S. Bancorp ........................................     793,800     21,877,128
Wachovia Corp. ......................................     505,800     22,508,100
Wells Fargo & Co. ...................................     202,100     11,566,183
                                                                    ------------
                                                                     206,602,068
                                                                    ------------
Consumer Finance (0.1%)
Capital One Financial Corp. .........................      24,800      1,695,824
                                                                    ------------
Diversified Financial Services (4.5%)
Citigroup, Inc. .....................................   1,707,466     79,397,169
                                                                    ------------
Insurance (6.8%)
Ace Ltd. ............................................      73,200      3,094,896
Allstate Corp. ......................................     365,000     16,990,750
American International Group, Inc. ..................     113,600      8,097,408
Chubb Corp. .........................................     156,400     10,663,352
Hartford Financial Services Group, Inc. .............     208,900     14,359,786
Jefferson-Pilot Corp. ...............................     185,600      9,428,480
Manulife Financial Corp. ............................     293,717     11,895,538
MBIA, Inc. ..........................................     162,500      9,282,000
Metlife, Inc. .......................................     317,200     11,371,620
Renaissance Reinsurance Holdings Ltd.^ ..............      54,000      2,913,300
St. Paul Travelers Cos., Inc.^ ......................     436,729     17,704,994
Torchmark Corp. .....................................      80,200      4,314,760
                                                                    ------------
                                                                     120,116,884
                                                                    ------------
Thrifts & Mortgage Finance (4.2%)
Astoria Financial Corp. .............................     178,900      6,544,162
Fannie Mae ..........................................     114,550      8,174,288
Freddie Mac^ ........................................     308,800     19,547,040
Golden West Financial Corp. .........................      82,600      8,784,510
MGIC Investment Corp. ...............................     151,700     11,507,962

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Washington Mutual, Inc. .............................     476,100   $ 18,396,504
                                                                    ------------
                                                                      72,954,466
                                                                    ------------
   Total Financials .................................                570,789,456
                                                                    ------------
Health Care (2.8%)
Health Care Providers & Services (0.8%)
Humana, Inc.* .......................................     287,000      4,850,300
Oxford Health Plans, Inc. ...........................     160,800      8,850,432
                                                                    ------------
                                                                      13,700,732
                                                                    ------------
Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co. ............................     298,000      7,301,000
GlaxoSmithKline plc (ADR)^ ..........................     167,900      6,961,134
Merck & Co., Inc. ...................................     393,100     18,672,250
Pfizer, Inc. ........................................      94,600      3,242,888
                                                                    ------------
                                                                      36,177,272
                                                                    ------------
   Total Health Care ................................                 49,878,004
                                                                    ------------
Industrials (12.6%)
Aerospace & Defense (2.4%)
Boeing Co. ..........................................     209,300     10,693,137
General Dynamics Corp. ..............................      56,600      5,620,380
Goodrich Corp. ......................................     281,300      9,094,429
Honeywell International, Inc. .......................     471,800     17,282,034
                                                                    ------------
                                                                      42,689,980
                                                                    ------------
Building Products (0.5%)
Masco Corp. .........................................     259,500      8,091,210
                                                                    ------------
Commercial Services & Supplies (0.9%)
Cendant Corp. .......................................     218,200      5,341,536
R.R. Donnelley & Sons Co. ...........................     337,200     11,134,344
                                                                    ------------
                                                                      16,475,880
                                                                    ------------
Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A .....................      95,100      5,649,891
Hubbell, Inc., Class B ..............................     141,800      6,623,478
                                                                    ------------
                                                                      12,273,369
                                                                    ------------
Industrial Conglomerates (4.7%)
General Electric Co. ................................   1,870,900     60,617,160
Textron, Inc. .......................................     181,000     10,742,350
Tyco International Ltd. .............................     302,300     10,018,222
                                                                    ------------
                                                                      81,377,732
                                                                    ------------
Machinery (1.9%)
Eaton Corp. .........................................     177,000     11,458,980
Ingersoll-Rand Co., Class A .........................     124,500      8,504,595
PACCAR, Inc. ........................................      38,100      2,209,419
Parker-Hannifin Corp. ...............................     184,000     10,940,640
                                                                    ------------
                                                                      33,113,634
                                                                    ------------
Road & Rail (1.5%)
Burlington Northern Santa Fe Corp. ..................     266,500      9,346,155
CSX Corp. ...........................................     237,100      7,769,767
Norfolk Southern Corp. ..............................     366,700      9,724,884
                                                                    ------------
                                                                      26,840,806
                                                                    ------------
   Total Industrials ................................                220,862,611
                                                                    ------------
Information Technology (7.3%)
Communications Equipment (1.8%)
ADC Telecommunications, Inc.*^ ......................   1,172,000      3,328,480
Corning, Inc.* ......................................     750,450      9,800,877
Nortel Networks Corp.* ..............................   2,263,300     11,293,867
Tellabs, Inc.* ......................................     831,485      7,267,179
                                                                    ------------
                                                                      31,690,403
                                                                    ------------
Computers & Peripherals (2.0%)
Hewlett-Packard Co. .................................   1,309,801     27,636,801
International Business Machines Corp. ...............      76,000      6,699,400
Quantum Corp.*^ .....................................     132,200        409,820
                                                                    ------------
                                                                      34,746,021
                                                                    ------------
Electronic Equipment & Instruments (3.2%)
Arrow Electronics, Inc.*^ ...........................     322,600   $  8,652,132
Avnet, Inc.* ........................................     336,800      7,645,360
Celestica, Inc.*^ ...................................     313,000      6,244,350
Flextronics International Ltd.* .....................     517,200      8,249,340
Ingram Micro, Inc., Class A* ........................     227,800      3,296,266
Sanmina-SCI Corp.* ..................................     440,400      4,007,640
Solectron Corp.* ....................................   1,155,500      7,476,085
Tech Data Corp.* ....................................      92,400      3,615,612
Vishay Intertechnology, Inc.*^ ......................     385,800      7,168,164
                                                                    ------------
                                                                      56,354,949
                                                                    ------------
IT Services (0.1%)
Electronic Data Systems Corp. .......................      47,200        903,880
                                                                    ------------
Software (0.2%)
Microsoft Corp. .....................................     125,000      3,570,000
                                                                    ------------
   Total Information Technology .....................                127,265,253
                                                                    ------------
Materials (5.9%)
Chemicals (1.2%)
Dow Chemical Co. ....................................      44,500      1,811,150
DuPont (E.I.) de Nemours & Co. ......................      59,600      2,647,432
Eastman Chemical Co. ................................      65,700      3,037,311
Lubrizol Corp.^ .....................................       5,746        210,418
Monsanto Co. ........................................     265,700     10,229,450
PPG Industries, Inc. ................................      51,000      3,186,990
                                                                    ------------
                                                                      21,122,751
                                                                    ------------
Construction Materials (0.8%)
Martin Marietta Materials, Inc. .....................     123,800      5,488,054
Vulcan Materials Co. ................................     190,200      9,044,010
                                                                    ------------
                                                                      14,532,064
                                                                    ------------
Containers & Packaging (0.9%)
Owens-Illinois, Inc.*^ ..............................      68,400      1,146,384
Smurfit-Stone Container Corp.*^ .....................     215,100      4,291,245
Temple-Inland, Inc.^ ................................     148,700     10,297,475
                                                                    ------------
                                                                      15,735,104
                                                                    ------------
Metals & Mining (1.6%)
Alcan, Inc. .........................................     163,500      6,768,900
Alcoa, Inc. .........................................     201,100      6,642,333
United States Steel Corp.^ ..........................     320,500     11,255,960
Worthington Industries, Inc. ........................     165,700      3,401,821
                                                                    ------------
                                                                      28,069,014
                                                                    ------------
Paper & Forest Products (1.4%)
Georgia-Pacific Corp. ...............................     349,765     12,934,310
MeadWestvaco Corp. ..................................     375,000     11,021,250
                                                                    ------------
                                                                      23,955,560
                                                                    ------------
   Total Materials ..................................                103,414,493
                                                                    ------------
Telecommunication Services (3.2%)
Diversified Telecommunication Services (3.2%)
BellSouth Corp. .....................................     252,500      6,620,550
Qwest Communications International, Inc.* ...........   1,117,600      4,012,184
SBC Communications, Inc. ............................     452,542     10,974,143
Sprint Corp. (FON Group) ............................   1,122,950     19,763,920
Verizon Communications, Inc. ........................     381,236     13,796,931
                                                                    ------------
   Total Telecommunication Services .................                 55,167,728
                                                                    ------------
Utilities (5.7%)
Electric Utilities (4.3%)
Alliant Energy Corp. ................................     271,900      7,091,152
American Electric Power, Inc. .......................     372,600     11,923,200
CMS Energy Corp.*^ ..................................     432,200      3,945,986
Edison International ................................      27,800        710,846
Entergy Corp. .......................................     175,400      9,824,154
Exelon Corp. ........................................     368,400     12,264,036

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
FirstEnergy Corp. .................................     289,200   $   10,818,972
Northeast Utilities^ ..............................     319,300        6,216,771
PG&E Corp.*^ ......................................     113,700        3,176,778
PPL Corp. .........................................     134,300        6,164,370
Wisconsin Energy Corp.^ ...........................      45,400        1,480,494
Xcel Energy, Inc. .................................     184,200        3,077,982
                                                                  --------------
                                                                      76,694,741
                                                                  --------------
Gas Utilities (0.5%)
Sempra Energy^ ....................................     250,600        8,628,158
                                                                  --------------
Multi-Utilities & Unregulated Power (0.9%)
Constellation Energy Group, Inc. ..................     170,400        6,458,160
El Paso Corp.^ ....................................   1,134,600        8,940,648
                                                                  --------------
                                                                      15,398,808
                                                                  --------------
   Total Utilities ................................                  100,721,707
                                                                  --------------
Total Common Stocks (97.6%)
   (Cost $1,489,290,506) ..........................                1,712,314,357
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Principal          Value
                                                      Amount         (Note 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (5.4%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04 ...............................   $12,862,084       12,862,084
   1.60%, 7/1/04 ...............................    20,000,000       20,000,000
Credit Suisse First Boston LLC
   1.65%, 7/1/04 ...............................    55,000,000       55,000,000
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) ..........................   $ 1,500,000   $    1,500,000
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) ..........................     4,500,000        4,500,000
                                                                 --------------
                                                                     93,862,084
                                                                 --------------
Time Deposit (2.5%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ...............................    44,424,313       44,424,313
                                                                 --------------
Total Short-Term Debt Securities (7.9%)
   (Amortized Cost $138,286,397) ...............                    138,286,397
                                                                 --------------
Total Investments (105.5%)
   (Cost/Amortized Cost $1,627,576,903) ........                  1,850,600,754
Other Assets Less Liabilities (-5.5%) ..........                    (96,692,356)
                                                                 --------------
Net Assets (100%) ..............................                 $1,753,908,398
                                                                 ==============
----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities...................   $409,198,745
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities...................    221,521,664

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.......................   $  259,562,142
Aggregate gross unrealized depreciation.......................      (36,538,291)
                                                                 --------------
Net unrealized appreciation...................................   $  223,023,851
                                                                 ==============
Federal income tax cost of investments........................   $1,627,576,903
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value $92,674,977. This was secured by collateral of $93,862,084 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $520,206 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $32,354,528 of which $19,967,529 expires in the year 2010 and $12,386,999 expires in the year 2011.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------
                                                            Number
                                                              of        Value
                                                            Shares     (Note 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (14.5%)
Automobiles (2.5%)
Harley-Davidson, Inc. ...................................   16,725   $ 1,035,946
                                                                     -----------
Internet & Catalog Retail (1.6%)
eBay, Inc.* .............................................    7,100       652,845
                                                                     -----------
Multiline Retail (2.4%)
Kohl's Corp.* ...........................................   23,500       993,580
                                                                     -----------
Specialty Retail (8.0%)
Advance Auto Parts, Inc.* ...............................    9,299       410,830
Best Buy Co., Inc. ......................................   10,300       522,622
Lowe's Cos., Inc. .......................................   18,700       982,685
Staples, Inc. ...........................................   46,000     1,348,260
                                                                     -----------
                                                                       3,264,397
                                                                     -----------
   Total Consumer Discretionary .........................              5,946,768
                                                                     -----------
Consumer Staples (7.3%)
Food & Staples Retailing (5.8%)
Costco Wholesale Corp. ..................................   15,900       653,013
CVS Corp. ...............................................   26,200     1,100,924
Sysco Corp. .............................................   18,350       658,215
                                                                     -----------
                                                                       2,412,152
                                                                     -----------
Household Products (1.5%)
Church & Dwight Co., Inc. ...............................   13,200       604,296
                                                                     -----------
   Total Consumer Staples ...............................              3,016,448
                                                                     -----------
Financials (13.6%)
Capital Markets (5.7%)
Goldman Sachs Group, Inc. ...............................    6,950       654,412
Legg Mason, Inc. ........................................   13,300     1,210,433
T. Rowe Price Group, Inc. ...............................    9,700       488,880
                                                                     -----------
                                                                       2,353,725
                                                                     -----------
Commercial Banks (2.5%)
Wells Fargo & Co. .......................................   17,600     1,007,248
                                                                     -----------
Consumer Finance (2.7%)
American Express Co. ....................................   21,800     1,120,084
                                                                     -----------
Insurance (2.7%)
American International Group, Inc. ......................   15,875     1,131,570
                                                                     -----------
   Total Financials .....................................              5,612,627
                                                                     -----------
Health Care (18.4%)
Biotechnology (3.9%)
Affymetrix, Inc.* .......................................   14,600       477,858
Amgen, Inc.* ............................................   13,000       709,410
Genzyme Corp. - General Division* .......................    8,800       416,504
                                                                     -----------
                                                                       1,603,772
                                                                     -----------
Health Care Equipment & Supplies (5.8%)
Biomet, Inc. ............................................   13,200       586,608
Boston Scientific Corp.* ................................   16,900       723,320
St. Jude Medical, Inc.* .................................    7,500       567,375
Stryker Corp. ...........................................    9,850       541,750
                                                                     -----------
                                                                       2,419,053
                                                                     -----------
Health Care Providers & Services (4.6%)
Cardinal Health, Inc. ...................................    4,575       320,479
Caremark Rx, Inc.* ......................................    4,000       131,760
Health Management Associates, Inc.,
   Class A ..............................................   41,525       930,990
Omnicare, Inc. ..........................................   11,800       505,158
                                                                     -----------
                                                                       1,888,387
                                                                     -----------
Pharmaceuticals (4.1%)
Forest Laboratories, Inc.* ..............................    9,900       560,637
Pfizer, Inc. ............................................   32,775   $ 1,123,527
                                                                     -----------
                                                                       1,684,164
                                                                     -----------
   Total Health Care ....................................              7,595,376
                                                                     -----------
Industrials (9.2%)
Commercial Services & Supplies (5.5%)
Apollo Group, Inc., Class A* ............................    6,600       582,714
Career Education Corp.* .................................   12,746       580,708
Manpower, Inc. ..........................................   21,600     1,096,632
                                                                     -----------
                                                                       2,260,054
                                                                     -----------
Machinery (2.7%)
Danaher Corp. ...........................................   12,600       653,310
Illinois Tool Works, Inc. ...............................    4,675       448,286
                                                                     -----------
                                                                       1,101,596
                                                                     -----------
Trading Companies & Distributors (1.0%)
Fastenal Co. ............................................    7,490       425,656
                                                                     -----------
   Total Industrials ....................................              3,787,306
                                                                     -----------
Information Technology (30.9%)
Communications Equipment (1.7%)
Cisco Systems, Inc.* ....................................   30,025       711,593
                                                                     -----------
Computers & Peripherals (3.6%)
Dell, Inc.* .............................................   22,300       798,786
Network Appliance, Inc.* ................................   31,500       678,195
                                                                     -----------
                                                                       1,476,981
                                                                     -----------
Electronic Equipment & Instruments (5.6%)
Avnet, Inc.* ............................................    9,000       204,300
Flextronics International Ltd.* .........................   51,700       824,615
Jabil Circuit, Inc.* ....................................   19,500       491,010
Molex, Inc. .............................................   24,100       773,128
                                                                     -----------
                                                                       2,293,053
                                                                     -----------
IT Services (5.2%)
CheckFree Corp.* ........................................   21,700       651,000
First Data Corp. ........................................   16,300       725,676
Fiserv, Inc.* ...........................................   19,375       753,494
                                                                     -----------
                                                                       2,130,170
                                                                     -----------
Semiconductors & Semiconductor Equipment (8.7%)
Altera Corp.* ...........................................   17,900       397,738
Analog Devices, Inc. ....................................   14,300       673,244
Applied Materials, Inc.* ................................   25,925       508,648
Intel Corp. .............................................   20,200       557,520
Novellus Systems, Inc.* .................................    5,800       182,352
Texas Instruments, Inc. .................................   27,700       669,786
Xilinx, Inc. ............................................   17,700       589,587
                                                                     -----------
                                                                       3,578,875
                                                                     -----------
Software (6.1%)
Electronic Arts, Inc.* ..................................   15,500       845,525
Intuit, Inc.* ...........................................   10,300       397,374
Microsoft Corp. .........................................   25,600       731,136
Synopsys, Inc.* .........................................   19,300       548,699
                                                                     -----------
                                                                       2,522,734
                                                                     -----------
   Total Information Technology .........................             12,713,406
                                                                     -----------
Materials (1.1%)
Chemicals (1.1%)
Airgas, Inc. ............................................   18,900       451,899
                                                                     -----------
Telecommunication Services (3.1%)
Wireless Telecommunication Services (3.1%)
Nextel Communications, Inc.,
   Class A* .............................................   20,800       554,528
Nextel Partners, Inc., Class A* .........................   46,000       732,320
                                                                     -----------
   Total Telecommunication Services .....................              1,286,848
                                                                     -----------
Total Common Stocks (98.1%)
   (Cost $35,737,804) ...................................             40,410,678
                                                                     -----------

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Principal      Value
                                                           Amount      (Note 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.7%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 (Amortized Cost $681,120) ...........    $681,120   $   681,120
                                                                     -----------
Total Investments (99.8%)
   (Cost/Amortized Cost $36,418,924) .................                41,091,798
Other Assets Less Liabilties (0.2%) ..................                    83,913
                                                                     -----------
Net Assets (100%) ....................................               $41,175,711
                                                                     ===========

----------
*    Non-income producing.

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ..................   $14,918,626
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ..................     8,128,158

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........................   $ 5,271,410
Aggregate gross unrealized depreciation .........................      (598,536)
                                                                    -----------
Net unrealized appreciation .....................................   $ 4,672,874
                                                                    ===========
Federal income tax cost of investments ..........................   $36,418,924
                                                                    ===========

The Portfolio has a net capital loss carryforward of $2,940,847 of which $405,037 expires in the year 2009, $2,322,620 in the year 2010 and $213,190 expires in the year 2011.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Australia (3.1%)
Alumina Ltd. .........................................     137,800   $   506,835
Amcor Ltd. ...........................................     181,000       878,810
Australia & New Zealand Banking Group Ltd. ...........     121,981     1,553,287
BHP Billiton Ltd. ....................................     131,703     1,149,556
Brambles Industries Ltd. .............................     125,100       522,868
Foster's Group Ltd. ..................................     235,667       774,862
Insurance Australia Group Ltd. .......................     234,900       818,157
James Hardie Industries Ltd. .........................     188,600       788,273
National Australia Bank Ltd. .........................      64,329     1,337,178
News Corp., Ltd. (Limited Voting) ....................     133,741     1,094,677
Promina Group Ltd. ...................................     365,600     1,018,708
QBE Insurance Group Ltd.^ ............................     167,289     1,491,629
Rinker Group Ltd. ....................................      85,339       478,549
Wesfarmers Ltd. ......................................      51,200     1,048,578
WMC Resources Ltd. ...................................     289,600       992,538
Woolworths Ltd. ......................................     142,309     1,130,110
                                                                     -----------
                                                                      15,584,615
                                                                     -----------
Belgium (0.1%)
UCB S.A ..............................................      10,200       475,048
Brazil (0.1%)
Cia Vale do Rio Doce (ADR)^ ..........................       4,000       190,200
Cia Vale do Rio Doce (Special ADR)^ ..................      14,000       547,400
                                                                     -----------
                                                                         737,600
                                                                     -----------
Canada (3.0%)
Abitibi-Consolidated, Inc. ...........................      91,900       627,175
Alcan, Inc. ..........................................      50,700     2,087,369
Bombardier, Inc., Class B (b) ........................     544,100     1,631,387
Great-West Lifeco, Inc.^ .............................      21,900       787,306
Inco Ltd.*^ ..........................................      63,200     2,184,192
Manulife Financial Corp. .............................      26,100     1,052,176
National Bank of Canada^ .............................      19,200       615,775
Suncor Energy, Inc. ..................................      41,600     1,055,242
TELUS Corp. ..........................................      46,000       690,986
Thomson Corp. ........................................     123,300     4,095,133
                                                                     -----------
                                                                      14,826,741
                                                                     -----------
Denmark (0.6%)
Novo-Nordisk A/S, Class B ............................      42,000     2,162,131
TDC A/S ..............................................      19,200       623,841
                                                                     -----------
                                                                       2,785,972
                                                                     -----------
Finland (0.8%)
Nokia OYJ ............................................     162,900     2,350,561
UPM-Kymmene OYJ ......................................      94,800     1,803,893
                                                                     -----------
                                                                       4,154,454
                                                                     -----------
France (9.4%)
Accor S.A. ...........................................      43,500     1,835,943
Aventis S.A. .........................................      11,600       880,378
BNP Paribas S.A.^ ....................................     121,900     7,497,053
Bouygues S.A.(S) .....................................     134,530     4,504,362
Carrefour S.A.^ ......................................      24,800     1,203,296
Compagnie Generale des
   Etablissements Michelin,
   Class B (Registered) ..............................       5,800       320,721
Essilor International S.A. ...........................      26,100     1,703,633
France Telecom S.A. ..................................      10,100       263,212
Groupe Danone^ .......................................      38,400     3,349,778
L'Air Liquide S.A. ...................................      22,027     3,642,005
L'Oreal S.A. .........................................      27,700     2,212,484
Renault S.A. .........................................      25,800     1,964,987
Sanofi-Synthelabo S.A.^ ..............................     177,100    11,225,921
Schneider Electric S.A. ..............................      30,400     2,074,924
Societe Generale .....................................      18,200   $ 1,546,691
Vivendi Universal S.A.* ..............................      88,300     2,449,409
                                                                     -----------
                                                                      46,674,797
                                                                     -----------
Germany (4.9%)
Allianz AG ...........................................      27,000     2,923,610
Bayerische Hypo-und Vereinsbank AG* ..................     104,000     1,853,688
Bayerische Motoren Werke (BMW) AG ....................      38,000     1,680,559
DaimlerChrysler AG ...................................     115,100     5,391,402
Deutsche Bank AG (Registered) ........................       8,700       684,311
Deutsche Boerse AG ...................................      35,467     1,810,182
E.On AG ..............................................      17,300     1,246,044
Infineon Technologies AG (ADR)* ......................       2,200        29,920
Metro AG .............................................      11,400       540,923
Muenchener Rueckversicherung-
   Gesellschaft AG
   (Registered)(b)^ ..................................      22,828     2,480,190
SAP AG ...............................................      10,300     1,716,815
SAP AG (ADR) .........................................       1,900        79,439
Siemens AG ...........................................      37,500     2,698,682
ThyssenKrupp AG ......................................      46,800       799,996
TUI AG ...............................................       5,700       108,878
                                                                     -----------
                                                                      24,044,639
                                                                     -----------
Hong Kong (1.4%)
Cheung Kong (Holdings) Ltd. ..........................     116,000       855,150
Esprit Holdings Ltd. (b) .............................     164,000       733,814
Hang Lung Properties Ltd. ............................   1,195,000     1,539,751
Hang Seng Bank Ltd. ..................................      72,400       928,229
Hong Kong Land Holdings Ltd. .........................      87,000       135,720
Li & Fung Ltd. .......................................   1,265,000     1,848,893
Swire Pacific Ltd., Class A ..........................     135,000       874,061
                                                                     -----------
                                                                       6,915,618
                                                                     -----------
India (0.2%)
Infosys Technologies Ltd. (ADR)^ .....................      11,100     1,029,747
                                                                     -----------
Ireland (0.3%)
CRH plc ..............................................      81,882     1,733,418
                                                                     -----------
Italy (1.0%)
Ente Nazionale Idrocarburi S.p.A .....................     156,950     3,116,357
UniCredito Italiano S.p.A ............................     320,900     1,585,117
                                                                     -----------
                                                                       4,701,474
                                                                     -----------
Japan (23.0%)
Acom Co., Ltd. .......................................      11,800       766,732
Advantest Corp.^ .....................................      25,200     1,688,237
Aeon Co., Ltd. .......................................      95,000     3,813,408
Aiful Corp. ..........................................       6,900       720,258
Canon, Inc. ..........................................      28,000     1,475,508
Dai Nippon Printing Co., Ltd. ........................      76,000     1,214,022
Daiwa House Industry Co., Ltd. .......................      88,000     1,021,015
East Japan Railway Co. ...............................         178       998,360
Fanuc Ltd. ...........................................      32,600     1,944,975
Furukawa Electric Co., Ltd.*^ ........................     276,000     1,178,720
Hirose Electric Co., Ltd. ............................      15,700     1,725,180
Honda Motor Co., Ltd. ................................      17,900       862,888
Hoya Corp. ...........................................      13,600     1,423,379
Japan Airlines Corp.* ................................     121,000       387,014
Kansai Electric Power Co., Inc. ......................     126,900     2,313,193
Keyence Corp. ........................................       4,100       935,243
Konica Minolta Holdings, Inc. ........................     164,000     2,263,520
Kyocera Corp. ........................................      14,700     1,247,510
Millea Holdings, Inc. ................................         282     4,186,775
Mitsubishi Corp. .....................................     167,000     1,622,325
Mitsubishi Estate Co., Ltd. ..........................     480,000     5,956,285

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Mitsubishi Heavy Industries Ltd. ....................     147,000   $    398,772
Mitsubishi Motors Corp.*^ ...........................      31,000         50,570
Mitsubishi Tokyo Financial Group, Inc. ..............         380      3,517,390
Mitsui Fudosan Co., Ltd.^ ...........................     107,000      1,282,647
Mitsui Sumitomo Insurance Co., Ltd.^ ................     462,000      4,339,917
Mizuho Financial Group, Inc. ........................         175        793,887
Murata Manufacturing Co., Ltd. ......................      21,000      1,197,086
NEC Corp. ...........................................     778,000      5,475,911
NEC Electronics Corp. (b)^ ..........................         500         30,702
Nidec Corp.^ ........................................      10,400      1,065,591
Nikko Cordial Corp. .................................     121,000        586,620
Nikon Corp.^ ........................................      95,000      1,069,147
Nintendo Ltd. .......................................      19,800      2,295,468
Nissan Motor Co., Ltd. ..............................     446,000      4,958,053
Nissin Food Products Co., Ltd. ......................       1,000         25,844
Nitto Denko Corp. ...................................      32,300      1,651,780
Nomura Holdings, Inc. ...............................      75,000      1,110,067
Omron Corp. .........................................      44,000      1,030,289
Orix Corp.^ .........................................      14,800      1,695,459
Ricoh Co., Ltd. .....................................      58,000      1,233,194
Rohm Co., Ltd. ......................................      16,300      1,950,951
Sankyo Co., Ltd. ....................................      91,000      1,972,369
Sekisui House Ltd.^ .................................     202,000      2,241,873
Shimamura Co., Ltd.^ ................................      10,800        936,333
Shionogi & Co., Ltd. ................................      83,000      1,427,008
SMC Corp. ...........................................      20,100      2,173,670
Sompo Japan Insurance, Inc. .........................     140,800      1,438,776
Sony Corp.^ .........................................      26,300        990,634
Sumitomo Chemical Co., Ltd.^ ........................     362,000      1,688,659
Sumitomo Forestry Co., Ltd. .........................      35,000        402,236
Sumitomo Mitsui Financial Group, Inc.^ ..............         726      4,976,841
Suzuki Motor Co., Ltd. ..............................     140,000      2,466,022
Takeda Pharmaceutical Co., Ltd. .....................      43,900      1,927,150
Tokyo Electron Ltd. .................................      78,200      4,386,051
Tokyo Gas Co., Ltd. .................................     359,000      1,273,271
Toyota Motor Corp. ..................................     106,800      4,326,225
UFJ Holdings, Inc.*^ ................................         588      2,597,406
Uni-Charm Corp.^ ....................................      18,600        927,315
Yahoo Japan Corp.*^ .................................          85        825,734
Yamanouchi Pharmaceutical Co., Ltd. .................      29,000        975,393
Yamato Transport Co., Ltd. ..........................     127,000      2,072,923
                                                                    ------------
                                                                     113,529,781
                                                                    ------------
Luxembourg (0.1%)
SES Global (FDR) ....................................      58,000        490,432
                                                                    ------------
Mexico (0.5%)
America Movil S.A de C.V. (ADR) .....................      34,200      1,243,854
Telefonos de Mexico S.A., Class L (ADR) .............      32,500      1,081,275
                                                                    ------------
                                                                       2,325,129
                                                                    ------------
Netherlands (8.3%)
ABN Amro Holdings N.V. ..............................     208,983      4,571,580
Aegon N.V. ..........................................     157,678      1,901,124
Heineken Holding N.V., Class A ......................      28,593        837,687
Heineken N.V. .......................................     178,475      5,864,995
ING Groep N.V. (CVA) ................................     107,645      2,540,746
Koninklijke (Royal) Philips Electronics N.V. ........      63,900      1,720,474
Reed Elsevier N.V. ..................................      13,900        195,158
Royal Dutch Petroleum Co. ...........................     205,500     10,545,911
Royal Dutch Petroleum Co. (N.Y. Shares) .............      16,200        837,054
Royal KPN N.V. ......................................     838,900   $  6,389,255
Royal Numico N.V. (CVA)* ............................      24,700        793,654
TPG N.V. ............................................      60,900      1,391,485
Unilever N.V. (CVA) .................................      22,400      1,528,891
VNU N.V. ............................................      60,517      1,757,501
                                                                    ------------
                                                                      40,875,515
                                                                    ------------
Norway (1.0%)
DNB NOR ASA^ ........................................     108,700        741,760
Norsk Hydro ASA .....................................      22,700      1,475,345
Statoil ASA .........................................     177,700      2,256,020
Yara International ASA ..............................      53,800        434,653
                                                                    ------------
                                                                       4,907,778
                                                                    ------------
Russia (0.2%)
YUKOS (ADR)^ ........................................      33,800      1,074,840
                                                                    ------------
Singapore (1.1%)
Singapore Airlines Ltd. .............................      88,000        572,208
Singapore Telecommunications Ltd.(S) ................   2,837,600      3,706,697
United Overseas Bank Ltd. ...........................     108,000        840,198
Venture Corp., Ltd. .................................      42,000        438,910
                                                                    ------------
                                                                       5,558,013
                                                                    ------------
South Africa (0.2%)
Anglo American plc ..................................      44,100        902,122
South Korea (0.8%)
Samsung Electronics Co., Ltd. .......................       1,450        598,572
Samsung Electronics Co., Ltd. (GDR)(S) ..............      10,360      2,131,570
Samsung Electronics Co., Ltd. (Non-Voting) ..........       4,210      1,103,964
                                                                    ------------
                                                                       3,834,106
                                                                    ------------
Spain (2.9%)
Banco Bilbao Vizcaya Argentaria S.A.^ ...............     449,600      6,006,125
Iberdrola S.A. ......................................       6,700        141,429
Inditex S.A. ........................................     163,000      3,740,201
Telefonica S.A.^ ....................................     297,358      4,395,635
                                                                    ------------
                                                                      14,283,390
                                                                    ------------
Sweden (1.0%)
Assa Abloy AB^ ......................................      75,200        960,845
ForeningsSparbanken AB ..............................     147,900      2,827,259
Scania AB, Class B ..................................      27,000        917,569
                                                                    ------------
                                                                       4,705,673
                                                                    ------------
Switzerland (11.2%)
ABB Ltd.* ...........................................     243,999      1,334,552
Adecco S.A.* ........................................      22,479      1,120,001
Companhie Financiere Richemont AG, Class A ..........     209,187      5,461,845
Credit Suisse Group* ................................      60,464      2,148,394
Holcim Ltd. (Registered) ............................      96,459      5,245,016
Nestle S.A. (Registered) ............................      28,041      7,478,197
Novartis AG (Registered) ............................     221,417      9,767,877
Roche Holding AG ....................................      26,461      2,619,901
Serono S.A., Class B ................................       1,856      1,169,262
STMicroelectronics N.V.^ ............................      75,000      1,645,215
STMicroelectronics N.V. (N.Y. Shares)^ ..............      10,200        224,502
Swiss Reinsurance^ ..................................      92,095      5,982,057
Swisscom AG (Registered)^ ...........................      16,326      5,396,809
Syngenta AG* ........................................      11,067        927,847
Synthes, Inc. .......................................       8,540        973,399
UBS AG ..............................................      39,789      2,803,720
Xstrata plc .........................................      92,550      1,236,977
                                                                    ------------
                                                                      55,535,571
                                                                    ------------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Taiwan (0.6%)
Taiwan Semiconductor
   Manufacturing Co., Ltd. (ADR) ....................     347,892   $  2,890,983
                                                                    ------------
Turkey (0.3%)
Infineon Technologies AG* ...........................     105,500      1,420,907
                                                                    ------------
United Kingdom (19.1%)
ARM Holdings plc ....................................     394,900        859,381
AstraZeneca plc (London Exchange) ...................      36,700      1,646,582
AstraZeneca plc (Stockholm Exhange) .................     284,400     12,911,914
BAE Systems plc .....................................     220,752        877,732
Barclays Bank plc ...................................      95,000        809,297
BG Group plc ........................................   1,083,500      6,675,839
BHP Billiton plc ....................................     356,747      3,095,706
Brambles Industries plc^ ............................      85,400        329,879
Centrica plc ........................................     433,100      1,763,283
Diageo plc ..........................................     197,600      2,664,314
GlaxoSmithKline plc .................................      10,533        213,174
HBOS plc ............................................     283,700      3,511,393
HSBC Holdings plc ...................................     351,400      5,225,563
Lloyds TSB Group plc ................................     119,100        932,528
National Grid Transco plc ...........................     393,500      3,036,420
Pearson plc .........................................     324,700      3,945,251
Prudential plc ......................................      74,800        643,658
Reckitt Benckiser plc ...............................      34,500        976,651
Reed Elsevier plc ...................................     363,500      3,533,350
Rio Tinto plc .......................................      62,400      1,500,533
Royal Bank of Scotland Group plc (b) ................     266,300      7,669,007
Shell Transport & Trading Co. plc (Registered) ......     387,800      2,844,748
Smiths Group plc ....................................     284,742      3,854,773
Standard Chartered plc ..............................     164,000      2,670,777
Unilever plc ........................................     356,000      3,492,728
Vodafone Group plc ..................................   8,077,018     17,687,061
Wolseley plc ........................................      60,900        944,280
                                                                    ------------
                                                                      94,315,822
                                                                    ------------
Total Common Stocks (95.2%)
   (Cost $431,358,523) ..............................                470,314,185
                                                                    ------------

                                                         Principal
                                                           Amount
                                                        -----------
CONVERTIBLE BONDS:
Cayman Islands (0.5%)
SMFG Finance Ltd.
   2.25%, 07/11/05 ...............................JPY    69,000,000    1,520,995
   2.25%, 07/11/05 (b) ..............................    63,000,000    1,388,735
                                                                      ----------
                                                                       2,909,730
                                                                      ----------
Switzerland (0.1%)
Credit Suisse Group Finance Guernsey Ltd.
   6.00%, 12/23/05 ...............................CHF       246,000      261,046
                                                                      ----------
Total Convertible Bonds (0.6%)
   (Cost $1,787,458) ................................                  3,170,776
                                                                      ----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (11.3%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04 ....................................   $ 1,018,880    1,018,880
   1.60%, 7/1/04 ....................................     5,000,000    5,000,000
Credit Suisse First Boston LLC
   1.65%, 7/1/04 ....................................    10,000,000   10,000,000
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) ...............................     1,000,000    1,000,000

--------------------------------------------------------------------------------
                                                      Principal        Value
                                                        Amount        (Note 1)
--------------------------------------------------------------------------------
Household Finance Corp.
   1.13%, 7/1/04 .................................   $ 6,988,794   $  6,988,794
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04 .................................     5,000,000      5,000,000
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) ............................     2,000,000      2,000,000
Nomura Securities
   1.57%, 7/1/04 .................................    25,000,000     25,000,000
                                                                   ------------
                                                                     56,007,674
                                                                   ------------
Time Deposit (5.7%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 .................................    27,789,492     27,789,492
                                                                   ------------
Total Short-Term Debt Securities (17.0%)
   (Amortized Cost $83,797,166) ..................                   83,797,166
                                                                   ------------
Total Investments (112.8%)
   (Cost/Amortized Cost $516,943,147) ............                  557,282,127
Other Assets Less Liabilities (-12.8%) ...........                  (63,431,741)
                                                                   ------------
Net Assets (100%) ................................                 $493,850,386
                                                                   ============
--------------------------------------------------------------------------------
Market Sector Diversification
As a Percentage of Total Equity Investments

Consumer Discretionary .........................................           12.9%
Consumer Staples ...............................................            8.0
Energy .........................................................            6.3
Financials
   Capital Markets .............................................    1.5
   Commercial Banks ............................................   13.7
   Consumer Finance ............................................    0.7
   Diversified Financial Services ..............................    1.1
   Insurance ...................................................    6.2
   Real Estate .................................................    2.1
                                                                   ----
Total Financials ...............................................           25.3
Health Care ....................................................           11.1
Industrials ....................................................            6.9
Information Technology .........................................           10.2
Materials ......................................................            7.4
Telecommunication Services .....................................            9.8
Utilities ......................................................            2.1
                                                                          =====
                                                                          100.0%
                                                                          =====
----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $10,342,629 or 2.09% of net assets.

(b)  Illiquid security.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt
     CHF -- Swiss Franc
     CVA -- Dutch Certification
     FDR -- Finnish Depositary Receipt
     GDR -- Global Depositary Receipt
     JPY -- Japanese Yen

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 2004 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                           Local
                                         Contract     Cost on       U.S. $       Unrealized
                                          Amount    Origination     Current     Appreciation/
                                          (000's)       Date         Value     (Depreciation)
                                         --------   -----------   ----------   --------------
Foreign Currency Buy Contracts
Canadian Dollar , expiring 07/20/04...      3,534    $2,615,474   $2,634,834     $  19,360
                                                                                 ---------
Foreign Currency Sell Contracts
Canadian Dollar , expiring 08/06/04...      3,650     2,650,000    2,720,765       (70,765)
Swiss Franc, expiring 08/12/04........        972       750,000      777,783       (27,783)
Swiss Franc, expiring 08/25/04........      4,176     3,277,000    3,339,399       (62,399)
Swiss Franc, expiring 09/07/04........      5,235     4,190,000    4,188,604         1,396
Japanese Yen, expiring 07/20/04.......    283,950     2,615,474    2,604,219        11,255
Japanese Yen, expiring 09/07/04.......    169,717     1,533,000    1,560,037       (27,037)
                                                                                 ---------
                                                                                 $(175,333)
                                                                                 =========

Investment security transactions for the six months ended June30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $169,465,393
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................     41,928,100

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 55,719,952
Aggregate gross unrealized depreciation ........................    (15,380,972)
                                                                   ------------
Net unrealized appreciation ....................................   $ 40,338,980
                                                                   ============
Federal income tax cost of investments .........................   $516,943,147
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $53,240,672. This was secured by collateral of $56,007,674 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $704 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $26,945,293 of which $7,831,255 expires in the year 2009, $12,725,977 expires in the year 2010, and $6,388,061 expires in the year 2011.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (11.1%)
Hotels, Restaurants & Leisure (0.9%)
Carnival Corp. ......................................      80,200   $  3,769,400
McDonald's Corp. ....................................      97,500      2,535,000
Starwood Hotels & Resorts Worldwide, Inc. ...........      49,300      2,211,105
                                                                    ------------
                                                                       8,515,505
                                                                    ------------
Internet & Catalog Retail (2.0%)
Amazon.com, Inc.* ...................................      71,600      3,895,040
InterActiveCorp*^ ...................................     505,600     15,238,784
                                                                    ------------
                                                                      19,133,824
                                                                    ------------
Leisure Equipment & Products (0.4%)
Mattel, Inc. ........................................     200,000      3,650,000
                                                                    ------------
Media (4.0%)
Cablevision Systems New York Group, Class A*.^ ......     404,342      7,945,320
Clear Channel Communications, Inc. ..................      61,100      2,257,645
COX Communications, Inc., Class A*^ .................     109,100      3,031,889
DIRECTV Group, Inc.* ................................     395,155      6,757,151
Entercom Communications Corp.*^ .....................      33,300      1,242,090
Knight Ridder, Inc. .................................      28,300      2,037,600
Omnicom Group, Inc. .................................      45,500      3,452,995
Radio One, Inc., Class D*^ ..........................      26,500        424,265
Time Warner, Inc.* ..................................     579,250     10,183,215
                                                                    ------------
                                                                      37,332,170
                                                                    ------------
Specialty Retail (3.8%)
AutoNation, Inc.* ...................................     333,500      5,702,850
Boise Cascade Corp. .................................     232,800      8,762,592
Lowe's Cos., Inc. ...................................     182,700      9,600,885
RadioShack Corp. ....................................     213,900      6,123,957
Williams-Sonoma, Inc.* ..............................     173,900      5,731,744
                                                                    ------------
                                                                      35,922,028
                                                                    ------------
   Total Consumer Discretionary .....................                104,553,527
                                                                    ------------
Consumer Staples (8.2%)
Beverages (3.7%)
Anheuser-Busch Cos., Inc. ...........................     154,400      8,337,600
Pepsi Bottling Group, Inc. ..........................     200,000      6,108,000
PepsiCo, Inc. .......................................     384,300     20,706,084
                                                                    ------------
                                                                      35,151,684
                                                                    ------------
Food & Staples Retailing (1.1%)
Costco Wholesale Corp. ..............................     175,700      7,215,999
Sysco Corp. .........................................      83,000      2,977,210
                                                                    ------------
                                                                      10,193,209
                                                                    ------------
Food Products (1.8%)
Campbell Soup Co. ...................................     490,600     13,187,328
Kraft Foods, Inc., Class A ..........................     105,600      3,345,408
                                                                    ------------
                                                                      16,532,736
                                                                    ------------
Household Products (0.8%)
Kimberly-Clark Corp. ................................      58,600      3,860,568
Procter & Gamble Co. ................................      66,800      3,636,592
                                                                    ------------
                                                                       7,497,160
                                                                    ------------
Personal Products (0.2%)
Avon Products, Inc. .................................      49,800      2,297,772
                                                                    ------------
Tobacco (0.6%)
Altria Group, Inc. ..................................     113,800      5,695,690
                                                                    ------------
   Total Consumer Staples ...........................                 77,368,251
                                                                    ------------
Energy (7.7%)
Energy Equipment & Services (4.3%)
Baker Hughes, Inc. ..................................     231,200      8,704,680
BJ Services Co.* ....................................     170,400      7,811,136
Schlumberger Ltd. ...................................     223,500   $ 14,194,485
Transocean, Inc.* ...................................     109,200      3,160,248
Weatherford International Ltd.* .....................     138,200      6,216,236
                                                                    ------------
                                                                      40,086,785
                                                                    ------------
Oil & Gas (3.4%)
Devon Energy Corp. ..................................      45,500      3,003,000
Exxon Mobil Corp. ...................................     208,758      9,270,943
Royal Dutch Petroleum Co. (N.Y. Shares) .............     218,300     11,279,561
Shell Transport & Trading Co. plc (ADR)^ ............      81,500      3,643,050
Unocal Corp. ........................................     137,700      5,232,600
                                                                    ------------
                                                                      32,429,154
                                                                    ------------
   Total Energy .....................................                 72,515,939
                                                                    ------------
Financials (16.0%)
Capital Markets (0.3%)
State Street Corp. ..................................      53,000      2,599,120
                                                                    ------------
Commercial Banks (4.3%)
Bank One Corp. ......................................     688,000     35,088,000
Wells Fargo & Co. ...................................     100,700      5,763,061
                                                                    ------------
                                                                      40,851,061
                                                                    ------------
Consumer Finance (5.1%)
AmeriCredit Corp.*^ .................................     237,400      4,636,422
SLM Corp. ...........................................   1,089,700     44,078,365
                                                                    ------------
                                                                      48,714,787
                                                                    ------------
Insurance (3.3%)
American International Group, Inc. ..................      97,500      6,949,800
Assurant, Inc. ......................................      62,700      1,654,026
Chubb Corp. .........................................      77,000      5,249,860
Cincinnati Financial Corp. ..........................     130,095      5,661,734
Everest Reinsurance Group Ltd. ......................      19,100      1,534,876
Hartford Financial Services Group, Inc. .............      98,280      6,755,767
XL Capital Ltd., Class A ............................      47,100      3,554,166
                                                                    ------------
                                                                      31,360,229
                                                                    ------------
Real Estate (0.4%)
General Growth Properties (REIT) ....................     126,000      3,725,820
                                                                    ------------
Thrifts & Mortgage Finance (2.6%)
Golden West Financial Corp. .........................      85,400      9,082,290
IndyMac Bancorp, Inc.^ ..............................      10,200        322,320
PMI Group, Inc. .....................................     257,200     11,193,344
Washington Mutual, Inc. .............................      96,300      3,721,032
                                                                    ------------
                                                                      24,318,986
                                                                    ------------
   Total Financials .................................                151,570,003
                                                                    ------------
Health Care (19.7%)
Biotechnology (1.7%)
Amgen, Inc.* ........................................     112,000      6,111,840
Biogen Idec, Inc.* ..................................      59,625      3,771,281
ImClone Systems, Inc.*^ .............................      73,900      6,339,881
                                                                    ------------
                                                                      16,223,002
                                                                    ------------
Health Care Equipment & Supplies (2.2%)
Applied Biosystems Group ............................     292,200      6,355,350
Becton, Dickinson & Co. .............................     113,800      5,894,840
Guidant Corp. .......................................     145,600      8,136,128
                                                                    ------------
                                                                      20,386,318
                                                                    ------------
Health Care Providers & Services (2.3%)
Anthem, Inc.*^ ......................................      37,000      3,313,720
CIGNA Corp. .........................................      27,300      1,878,513
DaVita, Inc.* .......................................      92,250      2,844,068
HCA, Inc. ...........................................      24,500      1,018,955
Lincare Holdings, Inc.*^ ............................     210,700      6,923,602
PacifiCare Health Systems, Inc.*^ ...................      80,400      3,108,264

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of      Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Triad Hospitals, Inc.*^ .............................      64,500   $  2,401,335
                                                                    ------------
                                                                      21,488,457
                                                                    ------------
Pharmaceuticals (13.5%)
Allergan, Inc. ......................................     320,000     28,646,400
AstraZeneca plc (ADR)^ ..............................     921,400     42,052,696
Eli Lilly & Co. .....................................     197,000     13,772,270
Forest Laboratories, Inc.* ..........................     676,500     38,310,195
Teva Pharmaceutical Industries Ltd. (ADR)^ ..........      76,600      5,154,414
                                                                    ------------
                                                                     127,935,975
                                                                    ------------
   Total Health Care ................................                186,033,752
                                                                    ------------
Industrials (11.1%)
Aerospace & Defense (1.6%)
Lockheed Martin Corp. ...............................      64,700      3,369,576
Northrop Grumman Corp. ..............................      86,800      4,661,160
Raytheon Co. ........................................      39,600      1,416,492
United Technologies Corp. ...........................      61,800      5,653,464
                                                                    ------------
                                                                      15,100,692
                                                                    ------------
Building Products (2.1%)
American Standard Cos., Inc.* .......................     502,500     20,255,775
                                                                    ------------
Commercial Services & Supplies (0.4%)
Monster Worldwide, Inc.* ............................      16,800        432,096
Robert Half International, Inc.^ ....................     100,500      2,991,885
                                                                    ------------
                                                                       3,423,981
                                                                    ------------
Construction & Engineering (1.1%)
Fluor Corp. .........................................     208,900      9,958,263
                                                                    ------------
Industrial Conglomerates (3.7%)
General Electric Co. ................................     930,200     30,138,480
Siemens AG (ADR)^ ...................................      37,800      2,741,256
Tyco International Ltd. .............................      50,400      1,670,256
                                                                    ------------
                                                                      34,549,992
                                                                    ------------
Machinery (1.8%)
Ingersoll-Rand Co., Class A .........................     193,800     13,238,478
Navistar International Corp.* .......................     103,900      4,027,164
                                                                    ------------
                                                                      17,265,642
                                                                    ------------
Road & Rail (0.4%)
Canadian Pacific Railway Ltd. .......................       3,000         73,890
Union Pacific Corp. .................................      69,700      4,143,665
                                                                    ------------
                                                                       4,217,555
                                                                    ------------
   Total Industrials ................................                104,771,900
                                                                    ------------
Information Technology (14.0%)
Communications Equipment (2.7%)
Cisco Systems, Inc.* ................................     403,700      9,567,690
JDS Uniphase Corp.* .................................     693,000      2,626,470
Polycom, Inc.* ......................................     177,500      3,977,775
QUALCOMM, Inc. ......................................     121,800      8,888,964
                                                                    ------------
                                                                      25,060,899
                                                                    ------------
Computers & Peripherals (1.2%)
Apple Computer, Inc.* ...............................      41,700      1,356,918
International Business Machines Corp. ...............      18,200      1,604,330
Lexmark International, Inc., Class A* ...............      42,100      4,063,913
Seagate Technology*^ ................................     160,900      2,321,787
Sun Microsystems, Inc.* .............................     516,900      2,243,346
                                                                    ------------
                                                                      11,590,294
                                                                    ------------
Electronic Equipment & Instruments (1.4%)
Agilent Technologies, Inc.* .........................      98,600      2,887,008
Avnet, Inc.* ........................................     183,500      4,165,450
Flextronics International Ltd.* .....................     143,000      2,280,850
Jabil Circuit, Inc.* ................................     140,200      3,530,236
                                                                    ------------
                                                                      12,863,544
                                                                    ------------
IT Services (1.9%)
Affiliated Computer Services, Inc., Class A* ........     185,700   $  9,830,958
CheckFree Corp.*^ ...................................      71,600      2,148,000
Sabre Holdings Corp., Class A .......................     223,500      6,193,185
                                                                    ------------
                                                                      18,172,143
                                                                    ------------
Semiconductors & Semiconductor Equipment (2.5 %)
Altera Corp.* .......................................       3,500         77,770
Applied Materials, Inc.* ............................     348,600      6,839,532
Applied Micro Circuits Corp.* .......................      36,000        191,520
ASML Holding N.V. (N.Y. Shares)*^ ...................       8,600        147,146
Intel Corp. .........................................     144,700      3,993,720
KLA-Tencor Corp.* ...................................      82,200      4,059,036
Lam Research Corp.* .................................     132,000      3,537,600
Micron Technology, Inc.* ............................     187,300      2,867,563
Teradyne, Inc.* .....................................     102,200      2,319,940
                                                                    ------------
                                                                      24,033,827
                                                                    ------------
Software (4.3%)
Cadence Design Systems, Inc.*^ ......................     165,200      2,416,876
McAfee, Inc.*^ ......................................     101,800      1,845,634
Microsoft Corp. .....................................     793,500     22,662,360
PeopleSoft, Inc.* ...................................     390,600      7,226,100
SAP AG (ADR) ........................................     159,000      6,647,790
                                                                    ------------
                                                                      40,798,760
                                                                    ------------
   Total Information Technology .....................                132,519,467
                                                                    ------------
Materials (2.6%)
Chemicals (1.8%)
Air Products & Chemicals, Inc. ......................     163,100      8,554,595
DuPont (E.I.) de Nemours & Co. ......................     198,800      8,830,696
                                                                    ------------
                                                                      17,385,291
                                                                    ------------
Metals & Mining (0.2%)
Newmont Mining Corp. ................................      56,000      2,170,560
                                                                    ------------
Paper & Forest Products (0.6%)
International Paper Co. .............................     120,300      5,377,410
                                                                    ------------
   Total Materials ..................................                 24,933,261
                                                                    ------------
Telecommunication Services (3.3%)
Diversified Telecommunication Services (3.3%)
Sprint Corp. (FON Group) ............................   1,272,450     22,395,120
Verizon Communications, Inc. ........................     239,700      8,674,743
                                                                    ------------
   Total Telecommunication Services .................                 31,069,863
                                                                    ------------
Utilities (3.6%)
Electric Utilities (0.4%)
American Electric Power, Inc. .......................     121,500      3,888,000
                                                                    ------------
Gas Utilities (1.2%)
Kinder Morgan Management LLC* .......................     227,913      8,380,361
Kinder Morgan, Inc. .................................          17          1,008
NiSource, Inc. ......................................     148,200      3,055,884
                                                                    ------------
                                                                      11,437,253
                                                                    ------------
Multi-Utilities & Unregulated Power (2.0%)
AES Corp.* ..........................................     830,200      8,243,886
Equitable Resources, Inc.^ ..........................     111,900      5,786,349
Williams Cos., Inc. .................................     408,600      4,862,340
                                                                    ------------
                                                                      18,892,575
                                                                    ------------
   Total Utilities ..................................                 34,217,828
                                                                    ------------
Total Common Stocks (97.3%)
   (Cost $753,516,449) ..............................                919,553,791
                                                                    ------------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                    Principal         Value
                                                      Amount         (Note 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (8.6%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04 ...............................   $ 9,220,569   $    9,220,569
   1.60%, 7/1/04 ...............................     7,000,000        7,000,000
Credit Suisse First Boston LLC
   1.65%, 7/1/04 ...............................    10,000,000       10,000,000
General Electric Co.
   1.06%, 10/24/05 (l) .........................     5,004,645        5,004,645
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) ..........................     2,500,000        2,500,000
Household Finance Corp.
   1.13%, 7/1/04 ...............................     2,995,198        2,995,198
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04 ...............................    10,000,000       10,000,000
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) ..........................     9,500,000        9,500,000
Nomura Securities
   1.57%, 7/1/04 ...............................    25,000,000       25,000,000
                                                                 --------------
                                                                     81,220,412
                                                                 --------------
Time Deposit (2.4%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ...............................   $23,136,505   $   23,136,505
                                                                 --------------
Total Short-Term Investment Securities (11.0%)
   (Amortized Cost $104,356,917)                                    104,356,917
                                                                 --------------
Total Investments (108.3%)
   (Cost/Amortized Cost $857,873,366)                             1,023,910,708
Other Assets Less Liabilities (-8.3%) ..........                    (78.697,220)
                                                                 --------------
Net Assets (100%) ..............................                 $  945,213,488
                                                                 ==============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt
     REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $127,007,229
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................     91,448,155

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $170,869,381
Aggregate gross unrealized depreciation ........................     (4,832,039)
                                                                   ------------
Net unrealized appreciation ....................................   $166,037,342
                                                                   ============
Federal income tax cost of investments .........................   $857,873,366
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value $79,576,840. This was secured by collateral of $81,220,412 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $336,068,181 of which $144,463,608 expires in the year 2008, $146,635,332 expires in the year 2009,
$2,767,387 expires in the year 2010, and $42,201,854 expires in the year 2011.

Included in the capital loss carryforward amounts are $290,154,333 of losses acquired from EQ/MFS ResearchPortfolio as a result of a tax-free reorganization that occurred during the year 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (9.6%)
Hotels, Restaurants & Leisure (0.8%)
Carnival Corp. .......................................     104,100   $ 4,892,700
McDonald's Corp. .....................................      51,500     1,339,000
Starwood Hotels & Resorts Worldwide, Inc. ............      39,000     1,749,150
                                                                     -----------
                                                                       7,980,850
                                                                     -----------
Internet & Catalog Retail (2.1%)
Amazon.com, Inc.* ....................................      37,700     2,050,880
eBay, Inc.* ..........................................      92,292     8,486,249
InterActiveCorp*^ ....................................     277,408     8,361,077
                                                                     -----------
                                                                      18,898,206
                                                                     -----------
Leisure Equipment & Products (0.2%)
Mattel, Inc. .........................................      91,200     1,664,400
                                                                     -----------
Media (3.7%)
Cablevision Systems New York Group*^ .................     319,064     6,269,608
Clear Channel Communications, Inc. ...................      36,300     1,341,285
Comcast Corp., Class A* ..............................      62,300     1,746,269
COX Communications, Inc., Class A*^ ..................     152,900     4,249,091
DIRECTV Group, Inc.* .................................     195,933     3,350,454
Entercom Communications Corp.*^ ......................       8,100       302,130
Knight Ridder, Inc. ..................................      18,800     1,353,600
Omnicom Group, Inc. ..................................      21,500     1,631,635
Radio One, Inc., Class D*^ ...........................         600         9,606
Thomson Corp. ........................................      40,200     1,345,092
Time Warner, Inc.* ...................................     566,800     9,964,344
Viacom, Inc., Class B ................................      56,100     2,003,892
Walt Disney Co. ......................................         100         2,549
                                                                     -----------
                                                                      33,569,555
                                                                     -----------
Multiline Retail (0.2%)
Kohl's Corp.* ........................................      38,600     1,632,008
                                                                     -----------
Specialty Retail (2.6%)
Autonation, Inc.* ....................................     167,700     2,867,670
Boise Cascade Corp. ..................................      93,700     3,526,868
Lowe's Cos., Inc. ....................................     209,900    11,030,245
RadioShack Corp. .....................................      96,100     2,751,343
Williams-Sonoma, Inc.* ...............................     107,300     3,536,608
                                                                     -----------
                                                                      23,712,734
                                                                     -----------
   Total Consumer Discretionary ......................                87,457,753
                                                                     -----------
Consumer Staples (6.8%)
Beverages (1.9%)
Anheuser-Busch Cos., Inc. ............................     181,858     9,820,332
Pepsi Bottling Group, Inc. ...........................      60,600     1,850,724
PepsiCo, Inc. ........................................     103,400     5,571,192
                                                                     -----------
                                                                      17,242,248
                                                                     -----------
Food & Staples Retailing (1.1%)
Costco Wholesale Corp. ...............................     182,000     7,474,740
Sysco Corp. ..........................................      56,600     2,030,242
                                                                     -----------
                                                                       9,504,982
                                                                     -----------
Food Products (1.9%)
Campbell Soup Co. ....................................     207,200     5,569,536
H.J. Heinz Co. .......................................      49,600     1,944,320
Kraft Foods, Inc., Class A ...........................     123,400     3,909,312
Unilever N.V. (N.Y. Shares) ..........................      84,300     5,775,393
                                                                     -----------
                                                                      17,198,561
                                                                     -----------
Household Products (0.6%)
Kimberly-Clark Corp. .................................      34,800     2,292,624
Procter & Gamble Co. .................................      61,600     3,353,504
                                                                     -----------
                                                                       5,646,128
                                                                     -----------
Personal Products (0.5%)
Avon Products, Inc. ..................................      48,000   $ 2,214,720
Estee Lauder Cos., Inc., Class A^ ....................      45,200     2,204,856
                                                                     -----------
                                                                       4,419,576
                                                                     -----------
Tobacco (0.8%)
Altria Group, Inc. ...................................     149,872     7,501,094
                                                                     -----------
   Total Consumer Staples ............................                61,512,589
                                                                     -----------
Energy (7.9%)
Energy Equipment & Services (3.4%)
Baker Hughes, Inc. ...................................     113,200     4,261,980
BJ Services Co.* .....................................      88,100     4,038,504
Schlumberger Ltd. ....................................     218,824    13,897,512
Transocean, Inc.* ....................................      96,700     2,798,498
Weatherford International Ltd.* ......................     138,024     6,208,320
                                                                     -----------
                                                                      31,204,814
                                                                     -----------
Oil & Gas (4.5%)
Devon Energy Corp. ...................................      26,300     1,735,800
Exxon Mobil Corp. ....................................     306,890    13,628,985
Royal Dutch Petroleum Co. (N.Y. Shares) ..............     236,500    12,219,955
Shell Transport & Trading Co. plc (ADR)^ .............      87,600     3,915,720
Unocal Corp. .........................................     245,400     9,325,200
                                                                     -----------
                                                                      40,825,660
                                                                     -----------
   Total Energy ......................................                72,030,474
                                                                     -----------
Financials (15.1%)
Capital Markets (0.9%)
Goldman Sachs Group, Inc. ............................      14,800     1,393,568
J.P. Morgan Chase & Co. ..............................     101,800     3,946,786
State Street Corp. ...................................      56,500     2,770,760
                                                                     -----------
                                                                       8,111,114
                                                                     -----------
Commercial Banks (3.8%)
Bank One Corp. .......................................     316,800    16,156,800
Wells Fargo & Co. ....................................     322,000    18,428,060
                                                                     -----------
                                                                      34,584,860
                                                                     -----------
Consumer Finance (2.4%)
AmeriCredit Corp.*^ ..................................      92,100     1,798,713
SLM Corp. ............................................     499,307    20,196,968
                                                                     -----------
                                                                      21,995,681
                                                                     -----------
Diversified Financial Services (0.2%)
Citigroup, Inc. ......................................      28,833     1,340,735
                                                                     -----------
Insurance (2.8%)
American International Group, Inc. ...................      32,000     2,280,960
Assurant, Inc. .......................................      12,000       316,560
Berkshire Hathaway, Inc., Class A* ...................         117    10,407,150
Chubb Corp. ..........................................      45,400     3,095,372
Cincinnati Financial Corp. ...........................      16,485       717,427
Everest Reinsurance Group Ltd. .......................       8,100       650,916
Hartford Financial Services Group, Inc. ..............      46,800     3,217,032
XL Capital Ltd., Class A .............................      68,100     5,138,826
                                                                     -----------
                                                                      25,824,243
                                                                     -----------
Real Estate (0.2%)
General Growth Properties (REIT) .....................      50,000     1,478,500
                                                                     -----------
Thrifts & Mortgage Finance (4.8%)
Fannie Mae ...........................................     130,694     9,326,324
Freddie Mac ..........................................     128,700     8,146,710
Golden West Financial Corp. ..........................     123,700    13,155,495
IndyMac Bancorp, Inc.^ ...............................      18,300       578,280

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
PMI Group, Inc. .....................................     126,800   $  5,518,336
Washington Mutual, Inc. .............................     181,600      7,017,024
                                                                    ------------
                                                                      43,742,169
                                                                    ------------
   Total Financials .................................                137,077,302
                                                                    ------------
Health Care (18.3%)
Biotechnology (1.8%)
Amgen, Inc.* ........................................     202,400     11,044,968
Biogen Idec, Inc.* ..................................      37,391      2,364,981
ImClone Systems, Inc.*^ .............................      31,300      2,685,227
                                                                    ------------
                                                                      16,095,176
                                                                    ------------
Health Care Equipment & Supplies (2.1%)
Applied Biosystems Group ............................     405,200      8,813,100
Becton, Dickinson & Co. .............................      45,700      2,367,260
Guidant Corp. .......................................      98,974      5,530,667
Medtronic, Inc. .....................................      41,100      2,002,392
                                                                    ------------
                                                                      18,713,419
                                                                    ------------
Health Care Providers & Services (2.6%)
Anthem, Inc.*^ ......................................       6,200        555,272
CIGNA Corp. .........................................      24,200      1,665,202
DaVita, Inc.* .......................................      56,250      1,734,187
HCA, Inc. ...........................................      42,800      1,780,052
Health Management Associates, Inc., Class A .........      59,800      1,340,716
Lincare Holdings, Inc.*^ ............................     235,700      7,745,102
PacifiCare Health Systems, Inc.*^ ...................      45,400      1,755,164
Tenet Healthcare Corp.* .............................     262,600      3,521,466
Triad Hospitals, Inc.*^ .............................      58,800      2,189,124
WellPoint Health Networks, Inc.* ....................      15,600      1,747,356
                                                                    ------------
                                                                      24,033,641
                                                                    ------------
Pharmaceuticals (11.8%)
Allergan, Inc. ......................................     248,800     22,272,576
AstraZeneca plc (ADR)^ ..............................     756,200     34,512,968
Eli Lilly & Co. .....................................     226,500     15,834,615
Forest Laboratories, Inc.* ..........................     492,446     27,887,217
Pfizer, Inc. ........................................     153,639      5,266,745
Teva Pharmaceutical Industries Ltd. (ADR)^ ..........      26,700      1,796,643
                                                                    ------------
                                                                     107,570,764
                                                                    ------------
   Total Health Care ................................                166,413,000
                                                                    ------------
Industrials (8.0%)
Aerospace & Defense (1.6%)
Lockheed Martin Corp. ...............................       3,500        182,280
Northrop Grumman Corp. ..............................      89,600      4,811,520
Raytheon Co. ........................................      25,300        904,981
United Technologies Corp. ...........................      99,431      9,095,948
                                                                    ------------
                                                                      14,994,729
                                                                    ------------
Building Products (1.3%)
American Standard Cos., Inc.* .......................     287,400     11,585,094
                                                                    ------------
Commercial Services & Supplies (0.5%)
Monster Worldwide, Inc.*^ ...........................     104,800      2,695,456
Robert Half International, Inc.^ ....................      68,689      2,044,872
                                                                    ------------
                                                                       4,740,328
                                                                    ------------
Construction & Engineering (0.9%)
Fluor Corp. .........................................     169,800      8,094,366
                                                                    ------------
Electrical Equipment (0.3%)
Emerson Electric Co. ................................      49,500      3,145,725
                                                                    ------------
Industrial Conglomerates (1.8%)
General Electric Co. ................................     464,828     15,060,427
Tyco International Ltd. .............................      41,500      1,375,310
                                                                    ------------
                                                                      16,435,737
                                                                    ------------
Machinery (1.3%)
Eaton Corp. .........................................      25,000      1,618,500
Illinois Tool Works, Inc. ...........................      32,200   $  3,087,658
Ingersoll-Rand Co., Class A .........................      73,700      5,034,447
Navistar International Corp.* .......................      57,900      2,244,204
                                                                    ------------
                                                                      11,984,809
                                                                    ------------
Road & Rail (0.3%)
Canadian Pacific Railway Ltd. .......................      18,800        463,044
Union Pacific Corp. .................................      30,700      1,825,115
                                                                    ------------
                                                                       2,288,159
                                                                    ------------
   Total Industrials ................................                 73,268,947
                                                                    ------------
Information Technology (18.4%)
Communications Equipment (3.1%)
Cisco Systems, Inc.* ................................     457,412     10,840,665
JDS Uniphase Corp.* .................................     325,400      1,233,266
Polycom, Inc.* ......................................      70,800      1,586,628
Qualcomm, Inc. ......................................     197,100     14,384,358
                                                                    ------------
                                                                      28,044,917
                                                                    ------------
Computers & Peripherals (1.7%)
Apple Computer, Inc.* ...............................      65,900      2,144,386
Hewlett-Packard Co. .................................      54,035      1,140,138
International Business Machines Corp. ...............      45,838      4,040,620
Lexmark International, Inc., Class A* ...............      24,000      2,316,720
Seagate Technology*^ ................................     125,100      1,805,193
Sun Microsystems, Inc.* .............................     969,300      4,206,762
                                                                    ------------
                                                                      15,653,819
                                                                    ------------
Electronic Equipment & Instruments (1.7%)
Agilent Technologies, Inc.* .........................     254,504      7,451,877
Avnet, Inc.* ........................................     114,300      2,594,610
Flextronics International Ltd.* .....................     101,000      1,610,950
Jabil Circuit, Inc.* ................................     135,800      3,419,444
                                                                    ------------
                                                                      15,076,881
                                                                    ------------
Internet Software & Services (0.4%)
VeriSign, Inc.* .....................................     189,000      3,761,100
                                                                    ------------
IT Services (2.5%)
Affiliated Computer Services, Inc., Class A* ........     183,700      9,725,078
Automatic Data Processing, Inc. .....................     142,900      5,984,652
CheckFree Corp.*^ ...................................     126,100      3,783,000
Sabre Holdings Corp., Class A^ ......................     111,500      3,089,665
                                                                    ------------
                                                                      22,582,395
                                                                    ------------
Semiconductors & Semiconductor Equipment (6.0%)
Altera Corp.* .......................................     143,300      3,184,126
Applied Materials, Inc.* ............................     774,096     15,187,763
Applied Micro Circuits Corp.*^ ......................     141,400        752,248
ASML Holding N.V. (N.Y. Shares)*^ ...................     139,300      2,383,423
Credence Systems Corp.*^ ............................     110,000      1,518,000
Intel Corp. .........................................     181,203      5,001,203
KLA-Tencor Corp.* ...................................     218,400     10,784,592
Lam Research Corp.* .................................      70,400      1,886,720
Linear Technology Corp.^ ............................      38,100      1,503,807
Micron Technology, Inc.* ............................     100,000      1,531,000
Novellus Systems, Inc.* .............................      60,500      1,902,120
PMC-Sierra, Inc.*^ ..................................     140,600      2,017,610
Teradyne, Inc.* .....................................     211,800      4,807,860
Xilinx, Inc. ........................................      62,400      2,078,544
                                                                    ------------
                                                                      54,539,016
                                                                    ------------
Software (3.0%)
Cadence Design Systems, Inc.*^ ......................     140,300      2,052,589
Microsoft Corp. .....................................     545,652     15,583,821
PeopleSoft, Inc.* ...................................     300,800      5,564,800

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
SAP AG (ADR) ........................................      98,900   $  4,135,009
                                                                    ------------
                                                                      27,336,219
                                                                    ------------
   Total Information Technology .....................                166,994,347
                                                                    ------------
Materials (2.0%)
Chemicals (1.4%)
Air Products & Chemicals, Inc. ......................      88,807      4,657,927
Dow Chemical Co. ....................................      35,700      1,452,990
DuPont (E.I.) de Nemours & Co. ......................     158,150      7,025,023
                                                                    ------------
                                                                      13,135,940
                                                                    ------------
Metals & Mining (0.2%)
Newmont Mining Corp.^ ...............................      40,000      1,550,400
                                                                    ------------
Paper & Forest Products (0.4%)
International Paper Co. .............................      72,700      3,249,690
                                                                    ------------
   Total Materials ..................................                 17,936,030
                                                                    ------------
Telecommunication Services (3.4%)
Diversified Telecommunication Services (3.4%)
AT&T Corp. ..........................................     135,940      1,988,802
SBC Communications, Inc. ............................      70,000      1,697,500
Sprint Corp. (FON Group) ............................   1,343,800     23,650,880
Verizon Communications, Inc. ........................     106,300      3,846,997
                                                                    ------------
   Total Telecommunication Services .................                 31,184,179
                                                                    ------------
Utilities (3.0%)
Electric Utilities (0.4%)
American Electric Power, Inc. .......................      51,700      1,654,400
Pinnacle West Capital Corp. .........................      54,600      2,205,294
                                                                    ------------
                                                                       3,859,694
                                                                    ------------
Gas Utilities (0.8%)
Kinder Morgan Management LLC* .......................     153,944      5,660,521
Kinder Morgan, Inc. .................................          40          2,371
NiSource, Inc. ......................................      68,500      1,412,470
                                                                    ------------
                                                                       7,075,362
                                                                    ------------
Multi-Utilities & Unregulated Power (1.8%)
AES Corp.* ..........................................     646,100      6,415,773
Duke Energy Corp. ...................................     316,700      6,425,843
Equitable Resources, Inc.^ ..........................      35,500      1,835,705
Williams Cos., Inc. .................................     139,800      1,663,620
                                                                    ------------
                                                                      16,340,941
                                                                    ------------
   Total Utilities ..................................                 27,275,997
                                                                    ------------
Total Common Stocks (92.5%)
   (Cost $712,824,236) ..............................                841,150,618
                                                                    ------------
CONVERTIBLE PREFERRED STOCKS:
Materials (0.2%)
Metals & Mining (0.2%)
Phelps Dodge Corp.,
   6.75%, 8/15/05^
   (Cost $1,020,741) ................................      10,900      1,802,588
                                                                    ------------

-------------------------------------------------------------------------------
                                                    Principal          Value
                                                      Amount         (Note 1)
-------------------------------------------------------------------------------
CONVERTIBLE BONDS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail (0.0%)
Amazon.com, Inc.
   4.75%, 2/1/09
   (Cost $115,763) .............................   $   135,000   $      134,831
                                                                 --------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (10.6%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04 ...............................    25,566,162       25,566,162
Credit Suisse First Boston LLC
   1.65%, 7/1/04 ...............................    50,000,000       50,000,000
Deutsche Bank N.Y.
   1.60%, 2/22/05 (l) ..........................     2,001,054        2,001,054
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) ..........................     4,500,000        4,500,000
Household Finance Corp.
   1.13%, 7/1/04 ...............................     5,990,395        5,990,395
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04 ...............................     5,000,000        5,000,000
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) ..........................     3,000,000        3,000,000
                                                                 --------------
                                                                     96,057,611
                                                                 --------------
Time Deposit (7.2%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ...............................    65,658,276       65,658,276
                                                                 --------------
Total Short-Term Debt Securities (17.8%)
   (Amortized Cost $161,715,887) ...............                    161,715,887
                                                                 --------------
Total Investments (110.5%)
   (Cost/Amortized Cost $875,676,627) ..........                  1,004,803,924
Other Assets Less Liabilities (-10.5%) .........                    (95,712,067)
                                                                 --------------
Net Assets (100%) ..............................                 $  909,091,857
                                                                 ==============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt
     REIT -- Real Estate Investment Trust

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $145,353,103
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................     48,848,841

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $137,277,068
Aggregate gross unrealized depreciation ........................     (8,149,771)
                                                                   ------------
Net unrealized appreciation ....................................   $129,127,297
                                                                   ============
Federal income tax cost of investments .........................   $875,676,627
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value $94,139,290. This was secured by collateral of $96,057,611 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $22,241,634 of which $22,903 expires in the year 2007, $1,347,041 expires in the year 2008, $1,253,470 expires in the year 2009, $7,631,204 expires in the year 2010, and $11,987,016 expires in the year 2011.

Included in the capital loss carryforward amounts are $2,623,414 of losses acquired from EQ/AXP New Dimensions Portfolio as a result of a tax-free reorganization that occured during the year 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares       (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Brazil (8.7%)
Aracruz Celulose S.A. (ADR) ........................        33,300   $ 1,087,578
Banco Bradesco S.A. (ADR) ..........................        34,132     1,568,343
Banco Bradesco S.A. (Preference)* ..................        35,346     1,624,053
Banco Itau Holding Financeira S.A. (ADR) ...........        63,380     2,956,043
Banco Itau Holding Financeira S.A. (Preference) ....    24,067,538     2,218,690
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar (ADR) ....................................        37,000       640,100
Cia Energetica de Minas Gerais S.A. (ADR) ..........        94,400     1,417,888
Cia Energetica de Minas Gerais S.A. (Preference) ...    69,777,000     1,042,036
Cia Siderurgica Nacional S.A. (ADR) ................        85,600     1,040,896
Cia Vale do Rio Doce (ADR) .........................         8,300       394,665
Cia Vale do Rio Doce (Special ADR) .................       121,568     4,753,309
Gol Linhas Aereas Inteligentes S.A. (ADR)* .........        48,800       829,600
Lojas Arapua S.A (Preference)(b)*+ .................     1,248,000            --
Natura Cosmeticos S.A.* ............................        55,000       884,227
Petroleo Brasileiro S.A. (ADR) (N.Y. Exchange) .....       239,294     6,030,209
Petroleo Brasileiro S.A. (ADR) (Sao Paulo
   Exchange) .......................................       144,383     4,052,831
Petroleo Brasileiro S.A. (Preference) ..............         9,218       228,887
Telesp Celular Participacoes S.A. (ADR)* ...........       192,100     1,513,748
Telesp Celular Participacoes S.A. (Preference)* ....   852,448,401     2,675,427
Uniao de Bancos Brasileiros S.A. (GDR) .............        67,900     1,342,383
Votorantim Celulose e Papel S.A. (ADR) .............        71,900     2,286,420
                                                                     -----------
                                                                      38,587,333
                                                                     -----------
Chile (0.7%)
Enersis S.A. (ADR) .................................       502,100     2,992,516
                                                                     -----------
China (3.0%)
AviChina Industry & Technology Co.*^ ...............     4,563,000       532,364
BYD Co., Ltd., Class H^ ............................       227,000       670,831
China Oilfield Services Ltd., Class H^ .............     5,178,000     1,477,096
China Petroleum & Chemical Corp., Class H ..........     2,528,000       923,716
Hainan Meilan International Airport Co., Ltd.,
   Class H .........................................       928,000       707,916
Huaneng Power International, Inc., Class H^ ........     2,012,000     1,792,790
Lianhua Supermarket Holdings Co., Ltd., Class H ....       849,000       854,464
Ping An Insurance Group Co. of China Ltd.,
   Class H*(S) .....................................     1,356,000     1,842,816
Sina Corp.* ........................................        11,900       392,581
Sinopec Zhenhai Refining & Chemical Co., Ltd.,
   Class H^ ........................................     1,865,000     1,793,315
Tom Online, Inc.* ..................................     1,514,000       256,222
Wumart Stores, Inc.* ...............................       445,000       855,791
Yanzhou Coal Mining Co., Ltd., Class H^ ............       994,000   $ 1,083,233
                                                                     -----------
                                                                      13,183,135
                                                                     -----------
Colombia (0.3%)
BanColombia S.A. (ADR) .............................       196,800     1,314,624
                                                                     -----------
Egypt (1.5%)
Mobinil-Egyptian Mobile Network ....................       276,012     3,322,427
Orascom Construction Industries* ...................       223,256     3,311,717
Orascom Construction Industries (GDR)* .............           514        15,163
                                                                     -----------
                                                                       6,649,307
                                                                     -----------
Greece (0.0%)
Hellenic Telecommunications Organizations
   S.A. (ADR) ......................................             1             6
                                                                     -----------
Hong Kong (3.4%)
Asia Aluminum Holdings Ltd..........................    11,860,000     1,155,619
China Merchants Holdings International Co., Ltd.....       820,000     1,103,875
China Resources Power Holdings Co.* ................     1,192,000       672,428
CNOOC Ltd. .........................................     7,788,000     3,295,008
Fountain Set (Holdings) Ltd.........................     2,099,000     1,399,369
Grande Holdings Ltd.................................       772,000       752,224
Hopewell Highway Infastructure Ltd..................     2,183,000     1,294,440
Kingboard Chemicals Holdings Ltd....................       631,000     1,096,188
Moulin International Holdings.......................       878,000       537,507
Norstar Founders Group Ltd.*^ ......................     1,253,000       349,403
Shougang Concord Century Holdings Ltd...............     4,924,000       460,848
TPV Technology Ltd..................................     3,421,000     2,423,072
Victory City International Holdings Ltd.............     1,622,000       587,470
                                                                     -----------
                                                                      15,127,451
                                                                     -----------
India (4.9%)
ABB Ltd. (India) ...................................        60,823       889,226
Bharat Heavy Electricals Ltd. ......................       232,676     2,539,825
Cipla Ltd. .........................................       286,500     1,323,602
Container Corp. of India Ltd .......................        81,056       995,856
GlaxoSmithkline Pharmaceuticals Ltd ................        62,500       807,912
Grasim Industries Ltd. .............................        62,000     1,364,068
Hero Honda Motors Ltd. .............................       120,715     1,332,526
Hindalco Industries Ltd ............................        33,207       720,839
Hindustan Lever Ltd. ...............................       292,369       809,539
Hindustan Petroleum Corp ...........................       217,000     1,587,557
Housing Development Finance Corp ...................        52,000       584,922
Industrial Development Bank of India Ltd. ..........       757,000       689,080
Infosys Technologies Ltd ...........................        16,920     2,032,571
Mahanager Telephone Nigam ..........................       377,000     1,082,004
Mahindra & Mahindra Ltd.............................        68,000       653,673
Oil & Natural Gas Corp., Ltd. ......................        67,450       923,174
Punjab National Bank ...............................       128,000       784,983
Siemens India Ltd. .................................        24,500       469,510
State Bank of India Ltd.+ ..........................       113,500     1,119,867
Steel Authority of India* ..........................     1,081,699       643,490
Tata Iron & Steel Co., Ltd. ........................        83,000       543,043
                                                                     -----------
                                                                      21,897,267
                                                                     -----------

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                         Shares        (Note 1)
--------------------------------------------------------------------------------
Indonesia (3.1%)
PT Astra International Tbk .........................     3,373,923   $ 1,973,579
PT Bank Central Asia Tbk ...........................     6,263,000     1,248,936
PT Bank Internasional Indonesia Tbk* ...............    34,843,000       537,329
PT Bank Mandiri Persero Tbk ........................    12,506,000     1,562,834
PT Bank Rakyat Indonesia* ..........................     7,246,000     1,290,832
PT Bumi Resources Tbk ..............................    44,392,500     2,714,777
PT Gudang Garam Tbk* ...............................       603,000       878,607
PT Indocement Tunggal Prakarsa Tbk* ................     5,564,500       843,330
PT Ramayana Lestari Sentosa Tbk* ...................     2,773,500     1,312,638
PT Telekomunikasi Indonesia Tbk* ...................     2,011,000     1,582,707
                                                                     -----------
                                                                      13,945,569
                                                                     -----------
Israel (1.6%)
Check Point Software Technologies Ltd.* ............       256,619     6,926,147
ECI Telecom Ltd.* ..................................             1             6
                                                                     -----------
                                                                       6,926,153
                                                                     -----------
Japan (0.0%)
Sansui Electric Co., Ltd.* .........................       386,000       120,277
                                                                     -----------
Luxembourg (0.1%)
Tenaris S.A. (ADR) .................................        14,100       461,775
                                                                     -----------
Malaysia (1.2%)
Commerce Asset Holding Bhd .........................       847,000     1,083,268
Magnum Corp. Bhd ...................................     1,888,000     1,207,326
Resorts World Bhd ..................................       363,000       854,961
SP Setia Bhd .......................................     1,216,000     1,267,200
YTL Corp. Bhd ......................................       683,000       844,763
                                                                     -----------
                                                                       5,257,518
                                                                     -----------
Mexico (7.7%)
America Movil S.A. de
C.V. (ADR) .........................................       320,960    11,673,315
Cemex S.A. (ADR) ...................................       111,106     3,233,185
Cemex S.A. de C.V. (CPO) ...........................        47,721       276,404
Coca-Cola Femsa S.A. de C.V. (ADR) .................        73,900     1,639,841
Fomento Economico Mexicano S.A. de C.V. (ADR) ......        25,400     1,164,336
Grupo Televisa S.A. (ADR) ..........................       168,600     7,632,522
Telefonos de Mexico S.A. de C.V., Class L (ADR) ....        44,801     1,490,529
Wal-Mart de Mexico S.A. de C.V.,
   Series C (ADR) ..................................        49,241     1,460,193
   Series V ........................................     1,984,940     5,886,148
                                                                     -----------
                                                                      34,456,473
                                                                     -----------
Peru (0.7%)
Cia de Minas Buenaventura S.A. (ADR) ...............       147,700     3,264,170
                                                                     -----------
Poland (1.1%)
Telekomunikacja Polska S.A .........................       254,411     1,052,849
Telekomunikacja Polska S.A. (GDR) ..................       999,300     4,057,158
                                                                     -----------
                                                                       5,110,007
                                                                     -----------
Russia (8.0%)
LUKOIL (ADR) .......................................        76,189     8,015,083
MMC Norilsk Nickel (ADR) ...........................        61,200     3,396,600
Mobile Telesystems (ADR)(S) ........................        53,220     6,492,840
OAO Gazprom (ADR)^ .................................       216,200     6,204,940
Surgutneftegaz (Special ADR) .......................        18,173       781,439
Surgutneftegaz (ADR) ...............................       125,327     4,098,193
Uralsvyazinform (ADR) ..............................       159,400   $ 1,227,380
Vimpel-Communications (ADR)* .......................        18,200     1,755,390
VolgaTelecom (ADR)*` ...............................       209,100     1,170,960
YUKOS (ADR) ........................................        81,443     2,589,887
                                                                     -----------
                                                                      35,732,712
                                                                     -----------
South Africa (13.1%)
African Bank Investments Ltd. ......................     3,088,600     5,866,712
African Life Assurance Co., Ltd. ...................       995,000     2,114,210
Anglo American Platinum Corp., Ltd. ................        58,600     2,216,749
Anglo American plc (Johannesburg Exchange) .........       244,104     4,994,264
Anglo American plc (London Exchange) ...............        78,482     1,605,450
AngloGold Ashanti Ltd. .............................        25,600       834,439
AngloGold Ashanti Ltd. (ADR) .......................        36,092     1,160,719
Edgars Consolidated Stores Ltd. ....................       113,500     2,704,012
Gold Fields Ltd. ...................................        63,900       671,787
Harmony Gold Mining Co., Ltd. ......................       123,300     1,295,074
Harmony Gold Mining Co., Ltd. (ADR) ................        64,200       679,878
Impala Platinum Holdings Ltd .......................        36,020     2,730,962
Iscor Ltd. .........................................       332,300     2,064,756
Kumba Resources Ltd. ...............................       250,700     1,331,740
Massmart Holdings Ltd. .............................       641,700     3,377,776
MTN Group Ltd. .....................................     1,521,680     6,981,026
Sappi Ltd. .........................................       216,800     3,304,915
Sappi Ltd. (ADR) ...................................         3,800        58,330
Shoprite Holdings Ltd. .............................     2,300,500     3,480,977
Standard Bank Group Ltd. ...........................       523,410     3,622,944
Steinhoff International Holdings Ltd. ..............     2,341,980     3,147,899
Telkom SA Ltd. .....................................       324,520     4,155,590
                                                                     -----------
                                                                      58,400,209
                                                                     -----------
South Korea (15.0%)
Cheil Industries, Inc ..............................       143,100     1,659,489
Daewoo Shipbuilding & Marine
Engineering Co., Ltd. ..............................       148,100     1,787,966
Daishin Securities Co., Ltd. .......................       168,540     1,903,459
Daishin Securities Co., Ltd. (Non-Voting) ..........        68,740       398,579
Handsome Co., Ltd. .................................       168,660     1,395,404
Hankook Tire Co., Ltd. .............................       496,970     4,343,918
Hyundai Department Store Co., Ltd. .................        92,640     2,296,959
Hyundai Mobis ......................................       102,820     4,564,834
Kookmin Bank* ......................................        31,700       984,881
Korean Air Lines Co., Ltd.* ........................       180,480     2,342,882
KT&G Corp ..........................................        82,840     1,914,174
LG Investment & Securities Co., Ltd.* ..............       428,200     3,064,659
Orion Corp. ........................................        21,560     1,332,223
Pusan Bank .........................................       138,360       766,338
Samsung Electronics Co., Ltd. ......................        46,085    19,024,271
Samsung Electronics Co., Ltd. (Non-Voting) .........        11,215     2,940,844
Samsung SDI Co., Ltd. ..............................       126,700    13,322,415
Shinhan Financial Group Co., Ltd. ..................        84,130     1,223,180
SK Telecom Co., Ltd. ...............................         2,085       342,839
STX Shipbuilding Co., Ltd. .........................       113,280     1,186,229
                                                                     -----------
                                                                      66,795,543
                                                                     -----------
Taiwan (10.6%)
Acer, Inc. .........................................     1,045,839     1,470,517
Asia Optical Co., Inc. .............................       607,800     3,685,826

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares       (Note 1)
--------------------------------------------------------------------------------
Catcher Technology Co., Ltd. .......................       210,000   $   671,076
Cathay Financial Holding Co., Ltd. .................       535,000       962,173
Cheung Shin Rubber Industry Corp. ..................       743,000       971,819
China Development Financial Holding Corp. ..........     5,111,000     2,613,234
Chinatrust Financial Holding Co., Ltd.* ............     2,697,874     3,007,440
CTCI Corp. .........................................     2,446,000     1,207,004
Cyberlink Corp. ....................................       342,000       843,817
Evergreen Marine Corp. .............................     1,967,600     1,661,113
Faraday Technology Corp. ...........................       175,000       327,735
Fubon Financial Holding Co., Ltd. ..................     1,671,000     1,455,419
Hon Hai Precision Industry Co., Ltd. ...............     1,126,300     4,185,122
Infortrend Technology, Inc. ........................       603,900     1,723,377
Kaulin Manufacturing Co., Ltd. .....................       414,000       566,112
Largan Precision Co., Ltd. .........................       194,410     1,866,660
MediaTek, Inc. .....................................       345,000     2,748,514
Novatek Microelectronics Corp., Ltd. ...............       390,900     1,289,830
Phoenixtec Power Co., Ltd.* ........................     1,105,845     1,084,806
Polaris Securities Co., Ltd.* ......................     3,396,760     1,787,237
Richtek Technology Corp.* ..........................       121,000       350,699
Springsoft, Inc. ...................................       576,000     1,318,430
Sunplus Technology Co., Ltd. .......................       702,000     1,220,779
Taishin Financial Holdings Co., Ltd. ...............     2,105,000     1,733,309
Taiwan Cellular Corp. ..............................     1,696,000     1,613,317
Taiwan Cement Corp. ................................     5,923,980     2,676,709
Taiwan Navigation Co., Ltd. ........................       246,360       170,636
Tsann Kuen Enterprise Co. ..........................       485,000       605,529
Waffer Technology Co., Ltd. ........................       680,000     1,374,554
Ya Hsin Industrial Co., Ltd. .......................     1,893,000     2,335,300
                                                                     -----------
                                                                      47,528,093
                                                                     -----------
Thailand (6.5%)
Advanced Information Service PCL ...................     1,087,700     2,420,954
Asian Property Development PCL .....................     6,935,800       732,852
Bangkok Bank PCL* ..................................     2,161,600     5,207,719
Banpu PCL ..........................................       318,100     1,034,788
C.P. Seven Eleven PCL (Foreign) ....................       818,900     1,231,805
Italian-Thai Development PCL (Foreign) .............     7,921,800     1,956,957
Kasikornbank PCL (NVDR)* ...........................     1,248,400     1,541,989
Kasikornbank PCL* ..................................     1,611,300     2,049,348
Krung Thai Bank PCL (Foreign) ......................     7,047,000     1,913,213
Lalin Property PCL (Foreign) .......................     1,691,000       275,043
Land and Houses PCL ................................     5,970,900     1,423,903
MBK PCL ............................................       296,300       365,981
PTT PCL ............................................       761,000     2,922,270
Ratchaburi Electricity Generating Holding PCL ......       504,000       456,109
Siam City Bank PCL (Foreign) .......................       719,400       436,373
Siam Commercial Bank PCL ...........................     1,097,300     1,247,999
Siam Makro PCL (Foreign) ...........................       166,400       215,708
Sino Thai Engineering & Construction PCL ...........     2,476,000       672,217
Thai Airways International PCL .....................     1,024,700     1,416,058
Thai Plastic & Chemical PCL (Foreign) ..............        95,300       431,222
Total Access Communication PCL* ....................       359,000       929,810
                                                                     -----------
                                                                      28,882,318
                                                                     -----------
Turkey (4.8%)
Akbank T.A.S .......................................   883,756,747   $ 3,245,603
Akcansa Cimento A.S. ...............................   747,415,075     1,510,947
Arcelik A.S.* ......................................   419,040,150     2,075,435
Enka Insaat ve Sanayi A.S. .........................    76,483,000     1,571,921
Hurriyet Gazetecilik A.S. ..........................   913,215,300     2,507,650
Trakya CAM Sanayi A.S. .............................   501,946,441     1,150,012
Turkcell Iletism Hizmetleri A.S. ...................   263,836,500     3,253,509
Turkiye Garanti Bankasi A.S.* ......................   785,230,700     2,341,406
Turkiye Is Bankasi A.S. ............................   545,123,932     1,983,605
Yapi Ve Kredi Bankasi A.S.* ........................   679,074,000     1,624,469
                                                                     -----------
                                                                      21,264,557
                                                                     -----------
Venezuela (0.3%)
Cia Anonima Nacional Telefonos de Venezuela (ADR) ..        72,990     1,470,749
                                                                     -----------
Total Common Stocks (96.3%) (Cost $390,772,607) ....                 429,367,762
                                                                     -----------

                                                        Principal
                                                         Amount
                                                       ----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (2.0%)
Cantor Fitzgerald Securities 1.54%, 7/1/04
   (Amortized Cost $8,765,050) .....................   $8,765,050      8,765,050
                                                                    ------------
Total Investments (98.3%)
   (Cost/Amortized Cost $399,537,657) ..............                 438,132,812
Other Assets Less Liabilities (1.7%) ...............                   7,694,368
                                                                    ------------
Net Assets (100%) ..................................                $445,827,180
                                                                    ============

--------------------------------------------------------------------------------
Market Sector Diversification
As a Percentage of Total Equity Investments

Consumer Discretionary ................................................    12.3%
Consumer Staples ......................................................     6.3
Energy ................................................................    10.6
Financials ............................................................    17.7
Health Care ...........................................................     0.6
Industrials ...........................................................     8.1
Information Technology ................................................    15.4
Materials .............................................................    12.8
Telecommunications Services ...........................................    14.0
Utilities .............................................................     2.2
                                                                          -----
                                                                          100.0%
                                                                          =====

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

+ Securities (totaling $1,119,867 or 0.25% of net assets) valued at fair value.

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $8,335,656 or 1.87% of net assets.

(b)  Illiquid security.

     Glossary:

     ADR -- American Depositary Receipt
     CPO -- Certificate of Participation
     GDR -- Global Depositary Receipt
     NVDR-- Non-Voting Depositary Receipt

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $216,048,446
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................    136,708,253

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 56,864,442
Aggregate gross unrealized depreciation ........................    (18,269,287)
                                                                   ------------
Net unrealized appreciation ....................................   $ 38,595,155
                                                                   ============
Federal income tax cost of investments .........................   $399,537,657
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value $8,318,980. This was secured by collateral of $8,765,050 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $965 as brokerage commissions with Morgan Stanley & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $102,385,427 of which $73,514,457 expires in the year 2009 and $28,870,970 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.2%)
Cooper Tire & Rubber Co. ............................      22,900   $    526,700
Dana Corp. ..........................................      46,265        906,794
Delphi Corp. ........................................     174,391      1,862,496
Goodyear Tire & Rubber Co.*^ ........................      54,500        495,405
Johnson Controls, Inc. ..............................      58,700      3,133,406
Visteon Corp.^ ......................................      40,640        474,269
                                                                    ------------
                                                                       7,399,070
                                                                    ------------
Automobiles (0.7%)
Ford Motor Co.^ .....................................     570,197      8,923,583
General Motors Corp.^ ...............................     175,000      8,153,250
Harley-Davidson, Inc. ...............................      94,300      5,840,942
                                                                    ------------
                                                                      22,917,775
                                                                    ------------
Distributors (0.1%)
Genuine Parts Co.^ ..................................      54,200      2,150,656
                                                                    ------------
Hotels, Restaurants & Leisure (1.4%)
Carnival Corp. ......................................     196,100      9,216,700
Darden Restaurants, Inc. ............................      51,250      1,053,187
Harrah's Entertainment, Inc. ........................      34,700      1,877,270
Hilton Hotels Corp. .................................     118,100      2,203,746
International Game Technology .......................     108,000      4,168,800
Marriott International, Inc., Class A ...............      71,650      3,573,902
McDonald's Corp.^ ...................................     392,800     10,212,800
Starbucks Corp.* ....................................     123,300      5,361,084
Starwood Hotels & Resorts Worldwide, Inc.^ ..........      63,600      2,852,460
Wendy's International, Inc. .........................      35,500      1,236,820
Yum! Brands, Inc.* ..................................      91,540      3,407,119
                                                                    ------------
                                                                      45,163,888
                                                                    ------------
Household Durables (0.5%)
Black & Decker Corp. ................................      24,400      1,515,972
Centex Corp. ........................................      38,500      1,761,375
Fortune Brands, Inc. ................................      45,400      3,424,522
KB Home .............................................      14,600      1,001,998
Leggett & Platt, Inc. ...............................      59,700      1,594,587
Maytag Corp.^ .......................................      24,400        598,044
Newell Rubbermaid, Inc.^ ............................      85,376      2,006,336
Pulte Homes, Inc.^ ..................................      39,100      2,034,373
Snap-On, Inc. .......................................      18,100        607,255
Stanley Works .......................................      25,200      1,148,616
Whirlpool Corp. .....................................      21,700      1,488,620
                                                                    ------------
                                                                      17,181,698
                                                                    ------------
Internet & Catalog Retail (0.6%)
eBay, Inc.* .........................................     201,200     18,500,340
                                                                    ------------
Leisure Equipment & Products (0.2%)
Brunswick Corp. .....................................      29,200      1,191,360
Eastman Kodak Co.^ ..................................      89,200      2,406,616
Hasbro, Inc. ........................................      54,308      1,031,852
Mattel, Inc. ........................................     133,800      2,441,850
                                                                    ------------
                                                                       7,071,678
                                                                    ------------
Media (3.6%)
Clear Channel Communications, Inc. ..................     191,690      7,082,945
Comcast Corp., Class A* .............................     700,800     19,643,424
Dow Jones & Co., Inc. ...............................      25,400      1,145,540
Gannett Co., Inc. ...................................      84,400      7,161,340
Interpublic Group of Cos., Inc.* ....................     129,100      1,772,543
Knight Ridder, Inc. .................................      24,900      1,792,800
McGraw-Hill Cos., Inc. ..............................      59,600      4,563,572
Meredith Corp. ......................................      15,600        857,376
New York Times Co., Class A .........................      46,700      2,087,957
Omnicom Group, Inc. .................................      59,200      4,492,688
Time Warner, Inc.* ..................................   1,417,450     24,918,771
Tribune Co. .........................................     102,770   $  4,680,146
Univision Communications, Inc., Class A* ............     100,400      3,205,772
Viacom, Inc., Class B ...............................     544,600     19,453,112
Walt Disney Co. .....................................     637,500     16,249,875
                                                                    ------------
                                                                     119,107,861
                                                                    ------------
Multiline Retail (1.0%)
Big Lots, Inc.* .....................................      36,400        526,344
Dillards, Inc., Class A^ ............................      25,900        577,570
Dollar General Corp. ................................     104,890      2,051,649
Family Dollar Stores, Inc. ..........................      53,600      1,630,512
Federated Department Stores, Inc. ...................      56,300      2,764,330
J.C. Penney Co., Inc.^ ..............................      85,000      3,209,600
Kohl's Corp.* .......................................     105,900      4,477,452
May Department Stores Co. ...........................      89,800      2,468,602
Nordstrom, Inc. .....................................      42,800      1,823,708
Sears, Roebuck & Co.^ ...............................      69,400      2,620,544
Target Corp. ........................................     283,800     12,052,986
                                                                    ------------
                                                                      34,203,297
                                                                    ------------
Specialty Retail (2.3%)
AutoNation, Inc.* ...................................      85,600      1,463,760
AutoZone, Inc.* .....................................      27,200      2,178,720
Bed Bath & Beyond, Inc.* ............................      92,900      3,572,005
Best Buy Co., Inc. ..................................     101,050      5,127,277
Boise Cascade Corp. .................................      27,100      1,020,044
Circuit City Stores, Inc.^ ..........................      61,800        800,310
Gap, Inc.^ ..........................................     278,875      6,762,719
Home Depot, Inc. ....................................     708,350     24,933,920
Limited Brands, Inc. ................................     145,078      2,712,959
Lowe's Cos., Inc. ...................................     244,800     12,864,240
Office Depot, Inc.* .................................      96,600      1,730,106
RadioShack Corp. ....................................      51,100      1,462,993
Sherwin-Williams Co. ................................      45,400      1,886,370
Staples, Inc. .......................................     155,450      4,556,239
Tiffany & Co. .......................................      45,600      1,680,360
TJX Cos., Inc. ......................................     156,700      3,782,738
Toys R US, Inc.* ....................................      66,400      1,057,752
                                                                    ------------
                                                                      77,592,512
                                                                    ------------
Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc. ...........................      39,300      1,551,564
Liz Claiborne, Inc. .................................      34,000      1,223,320
Nike, Inc., Class B .................................      81,900      6,203,925
Reebok International Ltd. ...........................      18,300        658,434
V.F. Corp. ..........................................      33,600      1,636,320
                                                                    ------------
                                                                      11,273,563
                                                                    ------------
   Total Consumer Discretionary .....................                362,562,338
                                                                    ------------
Consumer Staples (11.1%)
Beverages (2.7%)
Adolph Coors Co., Class B ...........................      11,400        824,676
Anheuser-Busch Cos., Inc. ...........................     253,700     13,699,800
Brown-Forman Corp., Class B .........................      37,800      1,824,606
Coca-Cola Co. .......................................     761,300     38,430,424
Coca-Cola Enterprises, Inc. .........................     142,900      4,142,671
Pepsi Bottling Group, Inc. ..........................      80,800      2,467,632
PepsiCo, Inc. .......................................     532,460     28,688,945
                                                                    ------------
                                                                      90,078,754
                                                                    ------------
Food & Staples Retailing (3.4%)
Albertson's, Inc.^ ..................................     114,151      3,029,567
Costco Wholesale Corp.^ .............................     142,600      5,856,582
CVS Corp. ...........................................     123,400      5,185,268
Kroger Co.* .........................................     231,900      4,220,580
Safeway, Inc.* ......................................     137,700      3,489,318
SUPERVALU, Inc. .....................................      41,800      1,279,498
Sysco Corp. .........................................     200,700      7,199,109
Wal-Mart Stores, Inc. ...............................   1,347,500     71,094,100

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Walgreen Co. ........................................     319,100   $ 11,554,611
Winn-Dixie Stores, Inc.^ ............................      44,100        317,520
                                                                    ------------
                                                                     113,226,153
                                                                    ------------
Food Products (1.3%)
Archer-Daniels-Midland Co. ..........................     201,666      3,383,955
Campbell Soup Co. ...................................     127,900      3,437,952
ConAgra Foods, Inc.^ ................................     167,100      4,525,068
General Mills, Inc. .................................     116,700      5,546,751
H.J. Heinz Co. ......................................     109,650      4,298,280
Hershey Foods Corp. .................................      80,600      3,729,362
Kellogg Co. .........................................     128,400      5,373,540
McCormick & Co., Inc. (Non-Voting) ..................      42,700      1,451,800
Sara Lee Corp. ......................................     246,300      5,662,437
Wm. Wrigley Jr. Co. .................................      70,000      4,413,500
                                                                    ------------
                                                                      41,822,645
                                                                    ------------
Household Products (2.0%)
Clorox Co. ..........................................      65,400      3,517,212
Colgate-Palmolive Co. ...............................     165,800      9,691,010
Kimberly-Clark Corp. ................................     156,144     10,286,767
Procter & Gamble Co. ................................     804,800     43,813,312
                                                                    ------------
                                                                      67,308,301
                                                                    ------------
Personal Products (0.6%)
Alberto-Culver Co.^ .................................      28,000      1,403,920
Avon Products, Inc. .................................     146,600      6,764,124
Gillette Co. ........................................     313,500     13,292,400
                                                                    ------------
                                                                      21,460,444
                                                                    ------------
Tobacco (1.1%)
Altria Group, Inc. ..................................     637,200     31,891,860
R.J. Reynolds Tobacco Holdings, Inc.^ ...............      26,400      1,784,376
UST, Inc. ...........................................      51,600      1,857,600
                                                                    ------------
                                                                      35,533,836
                                                                    ------------
   Total Consumer Staples ...........................                369,430,133
                                                                    ------------
Energy (6.3%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc. ..................................     104,260      3,925,389
BJ Services Co.* ....................................      49,600      2,273,664
Halliburton Co. .....................................     136,400      4,127,464
Nabors Industries Ltd.* .............................      45,600      2,062,032
Noble Corp.* ........................................      41,800      1,583,802
Rowan Cos., Inc.* ...................................      32,400        788,292
Schlumberger Ltd. ...................................     183,300     11,641,383
Transocean, Inc.* ...................................      99,592      2,882,193
                                                                    ------------
                                                                      29,284,219
                                                                    ------------
Oil & Gas (5.4%)
Amerada Hess Corp.^ .................................      28,000      2,217,320
Anadarko Petroleum Corp. ............................      78,372      4,592,599
Apache Corp. ........................................     100,880      4,393,324
Ashland, Inc. .......................................      21,600      1,140,696
Burlington Resources, Inc. ..........................     123,160      4,455,929
ChevronTexaco Corp. .................................     333,123     31,350,206
ConocoPhillips ......................................     213,080     16,255,873
Devon Energy Corp. ..................................      72,400      4,778,400
EOG Resources, Inc. .................................      35,800      2,137,618
Exxon Mobil Corp. ...................................   2,041,632     90,668,877
Kerr-McGee Corp. ....................................      31,364      1,686,442
Marathon Oil Co. ....................................     105,900      4,007,256
Occidental Petroleum Corp. ..........................     120,800      5,847,928
Sunoco, Inc. ........................................      24,100      1,533,242
Unocal Corp. ........................................      80,600      3,062,800
Valero Energy Corp.^ ................................      39,600      2,920,896
                                                                    ------------
                                                                     181,049,406
                                                                    ------------
   Total Energy .....................................                210,333,625
                                                                    ------------
Financials (20.2%)
Capital Markets (3.5%)
Bank of New York Co., Inc. ..........................     240,900   $  7,101,732
Bear Stearns Cos., Inc. .............................      32,353      2,727,681
Charles Schwab Corp. ................................     422,325      4,058,543
E*Trade Financial Corp.* ............................     113,900      1,269,985
Federated Investors, Inc., Class B ..................      33,800      1,025,492
Franklin Resources, Inc. ............................      77,700      3,891,216
Goldman Sachs Group, Inc. ...........................     150,500     14,171,080
J.P. Morgan Chase & Co. .............................     640,759     24,842,227
Janus Capital Group, Inc. ...........................      74,900      1,235,101
Lehman Brothers Holdings, Inc. ......................      86,300      6,494,075
Mellon Financial Corp. ..............................     133,900      3,927,287
Merrill Lynch & Co., Inc. ...........................     302,100     16,307,358
Morgan Stanley ......................................     341,510     18,021,483
Northern Trust Corp. ................................      68,600      2,900,408
State Street Corp. ..................................     104,400      5,119,776
T. Rowe Price Group, Inc. ...........................      39,200      1,975,680
                                                                    ------------
                                                                     115,069,124
                                                                    ------------
Commercial Banks (6.2%)
AmSouth Bancorp^ ....................................     109,250      2,782,597
Bank of America Corp. ...............................     636,108     53,827,459
Bank One Corp. ......................................     348,587     17,777,937
BB&T Corp.^ .........................................     170,200      6,292,294
Charter One Financial, Inc. .........................      69,361      3,065,063
Comerica, Inc. ......................................      54,650      2,999,192
Fifth Third Bancorp^ ................................     175,867      9,458,127
First Horizon National Corp.^ .......................      39,100      1,777,877
Huntington Bancshares, Inc. .........................      71,388      1,634,785
KeyCorp .............................................     130,500      3,900,645
M&T Bank Corp. ......................................      37,100      3,238,830
Marshall & Ilsley Corp. .............................      70,500      2,755,845
National City Corp. .................................     188,700      6,606,387
North Fork Bancorp, Inc.^ ...........................      53,000      2,016,650
PNC Financial Services Group, Inc. ..................      86,300      4,580,804
Regions Financial Corp. .............................      69,200      2,529,260
SouthTrust Corp. ....................................     102,800      3,989,668
SunTrust Banks, Inc. ................................      87,900      5,712,621
Synovus Financial Corp. .............................      93,900      2,377,548
U.S. Bancorp ........................................     597,745     16,473,852
Union Planters Corp. ................................      58,650      1,748,357
Wachovia Corp. ......................................     409,376     18,217,232
Wells Fargo & Co. ...................................     526,800     30,148,764
Zions Bancorp .......................................      28,000      1,720,600
                                                                    ------------
                                                                     205,632,394
                                                                    ------------
Consumer Finance (1.3%)
American Express Co.^ ...............................     400,500     20,577,690
Capital One Financial Corp. .........................      71,900      4,916,522
MBNA Corp. ..........................................     397,798     10,259,210
Providian Financial Corp.* ..........................      90,300      1,324,701
SLM Corp. ...........................................     140,400      5,679,180
                                                                    ------------
                                                                      42,757,303
                                                                    ------------
Diversified Financial Services (2.4%)
Citigroup, Inc. .....................................   1,603,716     74,572,794
Moody's Corp. .......................................      46,300      2,993,758
Principal Financial Group ...........................      99,900      3,474,522
                                                                    ------------
                                                                      81,041,074
                                                                    ------------
Insurance (4.6%)
Ace Ltd. ............................................      86,900      3,674,132
Aflac, Inc. .........................................     159,700      6,517,357
Allstate Corp. ......................................     219,076     10,197,988
Ambac Financial Group, Inc. .........................      33,300      2,445,552
American International Group, Inc. ..................     812,257     57,897,679
AON Corp. ...........................................      97,625      2,779,384

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Chubb Corp. .........................................      58,500   $  3,988,530
Cincinnati Financial Corp. ..........................      52,470      2,283,494
Hartford Financial Services Group, Inc. .............      90,700      6,234,718
Jefferson-Pilot Corp. ...............................      43,950      2,232,660
Lincoln National Corp. ..............................      55,400      2,617,650
Loews Corp. .........................................      57,800      3,465,688
Marsh & McLennan Cos., Inc. .........................     165,100      7,492,238
MBIA, Inc. ..........................................      44,850      2,561,832
Metlife, Inc. .......................................     236,700      8,485,695
Progressive Corp. ...................................      67,600      5,766,280
Prudential Financial, Inc. ..........................     168,300      7,820,901
Safeco Corp. ........................................      43,100      1,896,400
St. Paul Travelers Cos., Inc. .......................     206,524      8,372,483
Torchmark Corp. .....................................      35,200      1,893,760
UnumProvident Corp.^ ................................      92,120      1,464,708
XL Capital Ltd., Class A ............................      42,800      3,229,688
                                                                    ------------
                                                                     153,318,817
                                                                    ------------
Real Estate (0.4%)
Apartment Investment & Management Co. (REIT) ........      29,100        905,883
Equity Office Properties Trust (REIT) ...............     124,400      3,383,680
Equity Residential Properties Trust (REIT) ..........      86,700      2,577,591
Plum Creek Timber Co., Inc. (REIT) ..................      57,000      1,857,060
Prologis Trust (REIT) ...............................      56,400      1,856,688
Simon Property Group, Inc. (REIT) ...................      63,600      3,270,312
                                                                    ------------
                                                                      13,851,214
                                                                    ------------
Thrifts & Mortgage Finance (1.8%)
Countrywide Financial Corp. .........................      86,049      6,044,942
Fannie Mae ..........................................     302,500     21,586,400
Freddie Mac .........................................     214,400     13,571,520
Golden West Financial Corp. .........................      47,300      5,030,355
MGIC Investment Corp. ...............................      30,700      2,328,902
Sovereign Bancorp, Inc. .............................      96,100      2,123,810
Washington Mutual, Inc.^ ............................     280,023     10,820,089
                                                                    ------------
                                                                      61,506,018
                                                                    ------------
   Total Financials .................................                673,175,944
                                                                    ------------
Health Care (13.3%)
Biotechnology (1.1%)
Amgen, Inc.* ........................................     401,664     21,918,804
Biogen Idec, Inc.* ..................................     102,000      6,451,500
Chiron Corp.* .......................................      58,400      2,606,976
Genzyme Corp.- General Division* ....................      69,800      3,303,634
Gilead Sciences, Inc.* ..............................      33,300      2,231,100
MedImmune, Inc.* ....................................      77,000      1,801,800
                                                                    ------------
                                                                      38,313,814
                                                                    ------------
Health Care Equipment & Supplies (2.2%)
Applied Biosystems Group ............................      64,200      1,396,350
Bard (C.R.), Inc.^ ..................................      32,300      1,829,795
Bausch & Lomb, Inc. .................................      16,300      1,060,641
Baxter International, Inc. ..........................     190,000      6,556,900
Becton, Dickinson & Co. .............................      78,700      4,076,660
Biomet, Inc. ........................................      79,625      3,538,535
Boston Scientific Corp.* ............................     255,000     10,914,000
Guidant Corp. .......................................      97,000      5,420,360
Hospira, Inc.* ......................................      48,660      1,343,016
Medtronic, Inc. .....................................     377,400     18,386,928
Millipore Corp.* ....................................      15,200        856,824
St. Jude Medical, Inc.* .............................      53,786      4,068,911
Stryker Corp. .......................................     124,200      6,831,000
Zimmer Holdings, Inc.* ..............................      75,300      6,641,460
                                                                    ------------
                                                                      72,921,380
                                                                    ------------
Health Care Providers & Services (2.1%)
Aetna, Inc. .........................................      47,743   $  4,058,155
AmerisourceBergen Corp. .............................      35,000      2,092,300
Anthem, Inc.*^ ......................................      42,600      3,815,256
Cardinal Health, Inc. ...............................     135,425      9,486,521
Caremark Rx, Inc.* ..................................     139,000      4,578,660
CIGNA Corp. .........................................      43,900      3,020,759
Express Scripts, Inc.* ..............................      24,200      1,917,366
HCA, Inc. ...........................................     154,300      6,417,337
Health Management Associates, Inc., Class A^ ........      75,600      1,694,952
Humana, Inc.* .......................................      50,400        851,760
IMS Health, Inc. ....................................      74,470      1,745,577
Manor Care, Inc. ....................................      27,800        908,504
McKesson Corp. ......................................      90,581      3,109,646
Medco Health Solutions, Inc.* .......................      84,136      3,155,100
Quest Diagnostics, Inc. .............................      32,300      2,743,885
Tenet Healthcare Corp.* .............................     144,700      1,940,427
UnitedHealth Group, Inc. ............................     194,900     12,132,525
WellPoint Health Networks, Inc.* ....................      48,300      5,410,083
                                                                    ------------
                                                                      69,078,813
                                                                    ------------
Pharmaceuticals (7.9%)
Abbott Laboratories .................................     486,800     19,841,968
Allergan, Inc. ......................................      40,900      3,661,368
Bristol-Myers Squibb Co. ............................     604,300     14,805,350
Eli Lilly & Co. .....................................     349,900     24,461,509
Forest Laboratories, Inc.* ..........................     114,500      6,484,135
Johnson & Johnson ...................................     924,010     51,467,357
King Pharmaceuticals, Inc.* .........................      75,010        858,865
Merck & Co., Inc. ...................................     692,500     32,893,750
Mylan Laboratories, Inc. ............................      83,400      1,688,850
Pfizer, Inc. ........................................   2,374,072     81,383,188
Schering-Plough Corp. ...............................     458,000      8,463,840
Watson Pharmaceuticals, Inc.* .......................      33,600        903,840
Wyeth^ ..............................................     414,600     14,991,936
                                                                    ------------
                                                                     261,905,956
                                                                    ------------
   Total Health Care ................................                442,219,963
                                                                    ------------
Industrials (11.4%)
Aerospace & Defense (2.0%)
Boeing Co. ..........................................     262,274     13,399,579
General Dynamics Corp. ..............................      61,700      6,126,810
Goodrich Corp. ......................................      36,600      1,183,278
Honeywell International, Inc. .......................     267,412      9,795,301
Lockheed Martin Corp. ...............................     140,408      7,312,449
Northrop Grumman Corp. ..............................     116,220      6,241,014
Raytheon Co. ........................................     138,000      4,936,260
Rockwell Collins, Inc. ..............................      55,600      1,852,592
United Technologies Corp. ...........................     160,600     14,691,688
                                                                    ------------
                                                                      65,538,971
                                                                    ------------
Air Freight & Logistics (1.0%)
FedEx Corp. .........................................      92,960      7,593,902
Ryder System, Inc. ..................................      20,200        809,414
United Parcel Service, Inc./Georgia, Class B ........     351,500     26,422,255
                                                                    ------------
                                                                      34,825,571
                                                                    ------------
Airlines (0.1%)
Delta Air Lines, Inc.*^ .............................      38,400        273,408
Southwest Airlines Co. ..............................     245,768      4,121,529
                                                                    ------------
                                                                       4,394,937
                                                                    ------------
Building Products (0.2%)
American Standard Cos., Inc.* .......................      67,500      2,720,925
Masco Corp. .........................................     140,800      4,390,144
                                                                    ------------
                                                                       7,111,069
                                                                    ------------
Commercial Services & Supplies (1.1%)
Allied Waste Industries, Inc.*^ .....................      99,600      1,312,728

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A* ........................      54,900   $  4,847,121
Avery Dennison Corp. ................................      34,400      2,201,944
Cendant Corp. .......................................     313,679      7,678,862
Cintas Corp. ........................................      53,300      2,540,811
Deluxe Corp. ........................................      15,700        682,950
Equifax, Inc. .......................................      43,300      1,071,675
H&R Block, Inc. .....................................      55,500      2,646,240
Monster Worldwide, Inc.*^ ...........................      35,100        902,772
Pitney Bowes, Inc. ..................................      72,700      3,216,975
R.R. Donnelley & Sons Co. ...........................      66,700      2,202,434
Robert Half International, Inc.^ ....................      53,300      1,586,741
Waste Management, Inc. ..............................     179,556      5,503,391
                                                                    ------------
                                                                      36,394,644
                                                                    ------------
Construction & Engineering (0.0%)
Fluor Corp. .........................................      25,500      1,215,585
                                                                    ------------
Electrical Equipment (0.4%)
American Power Conversion Corp. .....................      61,800      1,214,370
Cooper Industries Ltd., Class A .....................      28,700      1,705,067
Emerson Electric Co. ................................     131,300      8,344,115
Power-One, Inc.* ....................................      25,900        284,382
Rockwell Automation, Inc. ...........................      58,200      2,183,082
Thomas & Betts Corp. ................................      18,200        495,586
                                                                    ------------
                                                                      14,226,602
                                                                    ------------
Industrial Conglomerates (4.6%)
3M Co. ..............................................     244,000     21,962,440
General Electric Co. ................................   3,298,800    106,881,120
Textron, Inc. .......................................      42,900      2,546,115
Tyco International Ltd. .............................     622,652     20,634,687
                                                                    ------------
                                                                     152,024,362
                                                                    ------------
Machinery (1.5%)
Caterpillar, Inc. ...................................     108,100      8,587,464
Crane Co. ...........................................      18,500        580,715
Cummins, Inc.^ ......................................      13,300        831,250
Danaher Corp. .......................................      95,800      4,967,230
Deere & Co. .........................................      75,800      5,316,612
Dover Corp. .........................................      63,300      2,664,930
Eaton Corp. .........................................      47,300      3,062,202
Illinois Tool Works, Inc. ...........................      96,000      9,205,440
Ingersoll-Rand Co., Class A .........................      54,650      3,733,142
ITT Industries, Inc. ................................      28,800      2,390,400
Navistar International Corp.* .......................      21,400        829,464
PACCAR, Inc. ........................................      54,500      3,160,455
Pall Corp. ..........................................      39,100      1,024,029
Parker-Hannifin Corp. ...............................      36,950      2,197,047
                                                                    ------------
                                                                      48,550,380
                                                                    ------------
Road & Rail (0.4%)
Burlington Northern Santa Fe Corp. ..................     115,853      4,062,965
CSX Corp. ...........................................      66,600      2,182,482
Norfolk Southern Corp. ..............................     121,700      3,227,484
Union Pacific Corp. .................................      80,600      4,791,670
                                                                    ------------
                                                                      14,264,601
                                                                    ------------
Trading Companies & Distributors (0.1%)
Grainger (W.W.), Inc. ...............................      28,400      1,633,000
                                                                    ------------
   Total Industrials                                                 380,179,722
                                                                    ------------

Information Technology (17.1%)
Communications Equipment (3.1%)
ADC Telecommunications, Inc.*^ ......................     251,100        713,124
Andrew Corp.* .......................................      49,400        988,494
Avaya, Inc.* ........................................     132,177      2,087,075
CIENA Corp.* ........................................     179,000        665,880
Cisco Systems, Inc.* ................................   2,139,800     50,713,260
Comverse Technology, Inc.* ..........................      60,000      1,196,400
Corning, Inc.* ......................................     419,642      5,480,525
JDS Uniphase Corp.* .................................     447,000   $  1,694,130
Lucent Technologies, Inc.*^ .........................   1,326,286      5,013,361
Motorola, Inc.^ .....................................     728,702     13,298,811
QLogic Corp.* .......................................      29,500        784,405
QUALCOMM, Inc. ......................................     250,700     18,296,086
Scientific-Atlanta, Inc. ............................      47,500      1,638,750
Tellabs, Inc.* ......................................     129,300      1,130,082
                                                                    ------------
                                                                     103,700,383
                                                                    ------------
Computers & Peripherals (3.6%)
Apple Computer, Inc.* ...............................     115,100      3,745,354
Dell, Inc.* .........................................     797,200     28,555,704
EMC Corp.* ..........................................     752,950      8,583,630
Gateway, Inc.* ......................................     116,500        524,250
Hewlett-Packard Co. .................................     949,772     20,040,189
International Business Machines Corp. ...............     529,100     46,640,165
Lexmark International, Inc., Class A* ...............      40,000      3,861,200
NCR Corp.* ..........................................      29,500      1,462,905
Network Appliance, Inc.* ............................     107,400      2,312,322
Sun Microsystems, Inc.* .............................   1,023,300      4,441,122
                                                                    ------------
                                                                     120,166,841
                                                                    ------------
Electronic Equipment & Instruments (0.5%)
Agilent Technologies, Inc.* .........................     148,023      4,334,114
Jabil Circuit, Inc.* ................................      62,200      1,566,196
Molex, Inc. .........................................      59,250      1,900,740
PerkinElmer, Inc. ...................................      39,400        789,576
Sanmina-SCI Corp.* ..................................     161,500      1,469,650
Solectron Corp.* ....................................     298,500      1,931,295
Symbol Technologies, Inc. ...........................      71,900      1,059,806
Tektronix, Inc. .....................................      26,400        898,128
Thermo Electron Corp.* ..............................      51,500      1,583,110
Waters Corp.*^ ......................................      37,800      1,806,084
                                                                    ------------
                                                                      17,338,699
                                                                    ------------
Internet Software & Services (0.5%)
Yahoo!, Inc.* .......................................     414,200     15,047,886
                                                                    ------------
IT Services (1.2%)
Affiliated Computer Services, Inc., Class A* ........      42,400      2,244,656
Automatic Data Processing, Inc. .....................     183,700      7,693,356
Computer Sciences Corp.* ............................      58,400      2,711,512
Convergys Corp.* ....................................      44,600        686,840
Electronic Data Systems Corp. .......................     149,500      2,862,925
First Data Corp. ....................................     276,349     12,303,057
Fiserv, Inc.* .......................................      60,600      2,356,734
Paychex, Inc. .......................................     117,575      3,983,441
Sabre Holdings Corp., Class A^ ......................      43,542      1,206,549
Sungard Data Systems, Inc.* .........................      89,400      2,324,400
Unisys Corp.* .......................................     103,200      1,432,416
                                                                    ------------
                                                                      39,805,886
                                                                    ------------
Office Electronics (0.1%)
Xerox Corp.*^ .......................................     248,300      3,600,350
                                                                    ------------
Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*^ ......................     108,500      1,725,150
Altera Corp.* .......................................     117,900      2,619,738
Analog Devices, Inc. ................................     116,400      5,480,112
Applied Materials, Inc.* ............................     523,500     10,271,070
Applied Micro Circuits Corp.* .......................      96,700        514,444
Broadcom Corp., Class A* ............................      94,300      4,410,411
Intel Corp. .........................................   2,018,700     55,716,120
KLA-Tencor Corp.* ...................................      61,100      3,017,118
Linear Technology Corp. .............................      97,200      3,836,484
LSI Logic Corp.* ....................................     118,000        899,160
Maxim Integrated Products, Inc.^ ....................     102,100      5,352,082
Micron Technology, Inc.* ............................     189,700      2,904,307

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
National Semiconductor Corp.* .......................     110,800   $  2,436,492
Novellus Systems, Inc.* .............................      47,700      1,499,688
NVIDIA Corp.* .......................................      50,400      1,033,200
PMC-Sierra, Inc.*^ ..................................      53,700        770,595
Teradyne, Inc.*. ....................................      59,500      1,350,650
Texas Instruments, Inc. .............................     539,281     13,039,815
Xilinx, Inc. ........................................     107,300      3,574,163
                                                                    ------------
                                                                     120,450,799
                                                                    ------------
Software (4.5%)
Adobe Systems, Inc. .................................      74,200      3,450,300
Autodesk, Inc. ......................................      35,100      1,502,631
BMC Software, Inc.* .................................      70,000      1,295,000
Citrix Systems, Inc.* ...............................      51,000      1,038,360
Computer Associates International, Inc. .............     181,125      5,082,367
Compuware Corp.* ....................................     119,600        789,360
Electronic Arts, Inc.* ..............................      93,100      5,078,605
Intuit, Inc.* .......................................      61,800      2,384,244
Mercury Interactive Corp.* ..........................      28,000      1,395,240
Microsoft Corp. .....................................   3,360,800     95,984,448
Novell, Inc.* .......................................     117,200        983,308
Oracle Corp.* .......................................   1,627,520     19,416,314
Parametric Technology Corp.* ........................      82,900        414,500
PeopleSoft, Inc.* ...................................     115,500      2,136,750
Siebel Systems, Inc.* ...............................     154,300      1,647,924
Symantec Corp.* .....................................      96,900      4,242,282
VERITAS Software Corp.* .............................     133,100      3,686,870
                                                                    ------------
                                                                     150,528,503
                                                                    ------------
   Total Information Technology .....................                570,639,347
                                                                    ------------
Materials (2.9%)
Chemicals (1.5%)
Air Products & Chemicals, Inc. ......................      70,800      3,713,460
Dow Chemical Co. ....................................     290,101     11,807,111
DuPont (E.I.) de Nemours & Co. ......................     310,626     13,798,007
Eastman Chemical Co. ................................      24,100      1,114,143
Ecolab, Inc. ........................................      80,100      2,539,170
Engelhard Corp. .....................................      39,000      1,260,090
Great Lakes Chemical Corp. ..........................      15,700        424,842
Hercules, Inc.* .....................................      34,500        420,555
International Flavors & Fragrances, Inc. ............      29,200      1,092,080
Monsanto Co. ........................................      82,699      3,183,912
PPG Industries, Inc. ................................      53,300      3,330,717
Praxair, Inc. .......................................     101,200      4,038,892
Rohm & Haas Co. .....................................      69,306      2,881,743
Sigma-Aldrich Corp. .................................      21,600      1,287,576
                                                                    ------------
                                                                      50,892,298
                                                                    ------------
Construction Materials (0.0%)
Vulcan Materials Co.^ ...............................      31,700      1,507,335
                                                                    ------------
Containers & Packaging (0.2%)
Ball Corp. ..........................................      17,600      1,268,080
Bemis Co. ...........................................      33,000        932,250
Pactiv Corp.* .......................................      48,900      1,219,566
Sealed Air Corp.* ...................................      26,417      1,407,233
Temple-Inland, Inc.^ ................................      17,000      1,177,250
                                                                    ------------
                                                                       6,004,379
                                                                    ------------
Metals & Mining (0.7%)
Alcoa, Inc. .........................................     270,948      8,949,412
Allegheny Technologies, Inc. ........................      25,050        452,153
Freeport-McMoRan Copper & Gold, Inc., Class B^ ......      53,600      1,776,840
Newmont Mining Corp. ................................     134,500      5,213,220
Nucor Corp.^ ........................................      24,400      1,872,944
Phelps Dodge Corp.* .................................      28,848      2,236,008
United States Steel Corp.^ ..........................      35,200      1,236,224
Worthington Industries, Inc. ........................      26,900   $    552,257
                                                                    ------------
                                                                      22,289,058
                                                                    ------------
Paper & Forest Products (0.5%)
Georgia-Pacific Corp. ...............................      79,004      2,921,568
International Paper Co. .............................     149,635      6,688,685
Louisiana-Pacific Corp.^ ............................      32,900        778,085
MeadWestvaco Corp. ..................................      62,629      1,840,666
Weyerhaeuser Co. ....................................      73,000      4,607,760
                                                                    ------------
                                                                      16,836,764
                                                                    ------------
   Total Materials ..................................                 97,529,834
                                                                    ------------
Telecommunication Services (3.4%)
Diversified Telecommunication Services (2.8%)
Alltel Corp. ........................................      97,200      4,920,264
AT&T Corp. ..........................................     247,023      3,613,947
BellSouth Corp. .....................................     570,200     14,950,644
CenturyTel, Inc. ....................................      44,850      1,347,294
Citizens Communications Co.* ........................      88,500      1,070,850
Qwest Communications International, Inc.* ...........     549,843      1,973,936
SBC Communications, Inc. ............................   1,029,833     24,973,450
Sprint Corp. (FON Group) ............................     442,500      7,788,000
Verizon Communications, Inc. ........................     859,746     31,114,208
                                                                    ------------
                                                                      91,752,593
                                                                    ------------
Wireless Telecommunication
Services (0.6%) AT&T Wireless Services, Inc.* .......     848,197     12,146,181
Nextel Communications, Inc., Class A*^ ..............     342,300      9,125,718
                                                                    ------------
                                                                      21,271,899
                                                                    ------------
   Total Telecommunication Services .................                113,024,492
                                                                    ------------
Utilities (2.8%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.*^ ............................      39,500        608,695
Ameren Corp.^ .......................................      56,600      2,431,536
American Electric Power, Inc. .......................     122,980      3,935,360
CenterPoint Energy, Inc.^ ...........................      95,200      1,094,800
Cinergy Corp. .......................................      55,400      2,105,200
CMS Energy Corp.*^ ..................................      50,100        457,413
Consolidated Edison, Inc. ...........................      74,700      2,970,072
Dominion Resources, Inc. ............................     101,023      6,372,531
DTE Energy Co. ......................................      52,600      2,132,404
Edison International ................................     101,400      2,592,798
Entergy Corp. .......................................      71,200      3,987,912
Exelon Corp. ........................................     205,000      6,824,450
FirstEnergy Corp. ...................................     102,701      3,842,044
FPL Group, Inc. .....................................      57,400      3,670,730
PG&E Corp.*^ ........................................     130,400      3,643,376
Pinnacle West Capital Corp. .........................      28,400      1,147,076
PPL Corp. ...........................................      55,244      2,535,700
Progress Energy, Inc. ...............................      76,300      3,361,015
Southern Co. ........................................     227,900      6,643,285
Teco Energy, Inc. ...................................      58,400        700,216
TXU Corp. ...........................................     100,800      4,083,408
Xcel Energy, Inc. ...................................     124,145      2,074,463
                                                                    ------------
                                                                      67,214,484
                                                                    ------------
Gas Utilities (0.3%)
KeySpan Corp.^ ......................................      49,500      1,816,650
Kinder Morgan, Inc. .................................      38,400      2,276,736
Nicor, Inc.^ ........................................      13,700        465,389
NiSource, Inc. ......................................      81,659      1,683,809
Peoples Energy Corp.^ ...............................      11,600        488,940
Sempra Energy .......................................      70,722      2,434,958
                                                                    ------------
                                                                       9,166,482
                                                                    ------------
Multi-Utilities & Unregulated Power (0.5%)
AES Corp.* ..........................................     193,800      1,924,434
Calpine Corp.*^ .....................................     128,600        555,552

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Constellation Energy Group, Inc. ................        52,100   $    1,974,590
Duke Energy Corp. ...............................       282,460        5,731,113
Dynegy, Inc., Class A*^ .........................       117,213          499,327
El Paso Corp.^ ..................................       199,496        1,572,029
Public Service Enterprise Group, Inc. ...........        73,500        2,942,205
Williams Cos., Inc.^ ............................       161,300        1,919,470
                                                                  --------------
                                                                      17,118,720
                                                                  --------------
   Total Utilities ..............................                     93,499,686
                                                                  --------------
Total Common Stocks (99.4%)
   (Cost $3,079,142,052) ........................                  3,312,595,084
                                                                  --------------
SHORT-TERM DEBT SECURITIES:
Short-Term Funds of Cash Collateral for
   Securities Loaned (0.6%)
AIM Liquid Assets Portfolio Fund ................     6,094,881        6,094,881
Merrill Lynch Premier Insitutional Fund .........     7,000,000        7,000,000
Reserve Primary Fund ............................     8,000,000        8,000,000
                                                                  --------------
                                                                      21,094,881
                                                                  --------------

                                                    Principal         Value
                                                      Amount         (Note 1)
                                                   -----------   ---------------
Government Securities (0.6%)
Federal Home Loan Bank
   (Discount Note), 7/1/04 .....................   $17,600,000       17,599,389
U.S. Treasury Bills 7/15/04 # ..................     2,500,000        2,499,127
                                                                 --------------
                                                                     20,098,516
                                                                 --------------
Short-Term Investments of Cash Collateral for
Securities Loaned (2.7%) Bank of America Corp.
   1.58%, 7/7/04 (l) ...........................     5,000,000        5,000,000
Blue Ridge Asset Funding Corp.
   1.10%, 7/12/04 ..............................     2,995,142        2,995,142
Charta Corp.
   1.07%, 7/2/04 ...............................     2,995,452        2,995,452
Corporate Asset Funding
   1.09%, 7/9/04 ...............................     4,992,582        4,992,582
Edison Asset Securitization LLC
   1.10%, 8/3/04 ...............................     3,989,000        3,989,000
Giro Balanced Funding Corp.
   1.26%, 7/19/04 ..............................   $ 9,990,200   $    9,990,200
Hatteras Funding Corp.
   1.54%, 7/1/04 ...............................     1,999,914        1,999,914
HBOS Treasury Services plc
   1.30%, 8/13/04 ..............................    10,000,000       10,000,000
Irish Life and Permanent plc
   1.10%, 8/5/04 ...............................     3,988,756        3,988,756
Liberty Street Funding Corp.
   1.07%, 7/1/04 ...............................     2,997,325        2,997,325
Receivables Capital Corp.
   1.38%, 7/8/04 ...............................     3,998,773        3,998,773
   1.10%, 7/9/04 ...............................     2,995,417        2,995,417
Royal Bank of Scotland
   1.39%, 7/1/04 ...............................     5,000,000        5,000,000
Sheffield Receivable Co.
   1.55%, 7/1/04 ...............................     7,931,440        7,931,440
Surrey Funding Corp.
   1.30%, 8/13/04 ..............................     9,989,236        9,989,236
Westdeutsche Landesbank N.Y.
   1.09%, 6/22/05 (l) ..........................     9,997,493        9,997,493
                                                                 --------------
                                                                     88,860,730
                                                                 --------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ...............................       179,043          179,043
                                                                 --------------
Total Short-Term Debt Securities (3.9%)
   (Amortized Cost $130,233,170)                                    130,233,170
                                                                 --------------
Total Investments (103.3%)
   (Cost/Amortized Cost $3,209,375,222)                           3,442,828,254
Other Assets Less Liabilities (-3.3%)                              (110,638,251)
                                                                 --------------
Net Assets (100%) ..............................                 $3,332,190,003
                                                                 ==============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

# All, or a portion of security held by broker as collateral for financial futures contracts.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
At June 30, 2004 the Portfolio had the following futures contracts open: (Note
1)

                    Number of    Expiration     Original     Value at     Unrealized
Purchase            Contracts       Date         Value        6/30/04    Appreciation
-----------------   ---------   ------------   ----------   ----------   ------------
S&P 500 Index....       34      September-04   $9,666,750   $9,693,400      $26,650

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..................   $108,252,819
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..................      7,008,760

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.......................   $  612,328,685
Aggregate gross unrealized depreciation.......................     (378,875,653)
                                                                 --------------
Net unrealized appreciation...................................   $  233,453,032
                                                                 ==============
Federal income tax cost of investments........................   $3,209,375,222
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $109,751,505. This was secured by collateral of $111,713,186 of which $109,955,611 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,757,575 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

The Portfolio has a net capital loss carryforward of $45,000,439 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (17.4%)
Auto Components (1.7%)
Autoliv, Inc. ........................................      62,000   $ 2,616,400
                                                                     -----------
Hotels, Restaurants & Leisure (5.9%)
International Game Technology ........................     115,200     4,446,720
Panera Bread Co., Class A*^ ..........................      29,000     1,040,520
Starbucks Corp.* .....................................      87,500     3,804,500
                                                                     -----------
                                                                       9,291,740
                                                                     -----------
Household Durables (0.7%)
Pulte Homes, Inc. ....................................      22,000     1,144,660
                                                                     -----------
Internet & Catalog Retail (3.9%)
Amazon.com, Inc.* ....................................      36,500     1,985,600
eBay, Inc.* ..........................................      44,700     4,110,165
                                                                     -----------
                                                                       6,095,765
                                                                     -----------
Specialty Retail (4.3%)
Best Buy Co., Inc. ...................................      42,400     2,151,376
Chico's FAS, Inc.*^ ..................................      73,500     3,319,260
TBC Corp.* ...........................................      51,000     1,213,800
                                                                     -----------
                                                                       6,684,436
                                                                     -----------
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.* .........................................      32,500     1,468,675
                                                                     -----------
   Total Consumer Discretionary ......................                27,301,676
                                                                     -----------
Consumer Staples (1.9%)
Beverages (1.9%)
Coca-Cola Co. ........................................      29,000     1,463,920
PepsiCo, Inc. ........................................      27,000     1,454,760
                                                                     -----------
   Total Consumer Staples ............................                 2,918,680
                                                                     -----------
Energy (5.1%)
Energy Equipment & Services (0.5%)
Rowan Cos., Inc.* ....................................      30,000       729,900
                                                                     -----------
Oil & Gas (4.6%)
Apache Corp. .........................................      68,700     2,991,885
Burlington Resources, Inc. ...........................      65,000     2,351,700
XTO Energy, Inc. .....................................      64,050     1,908,049
                                                                     -----------
                                                                       7,251,634
                                                                     -----------
   Total Energy ......................................                 7,981,534
                                                                     -----------
Financials (2.3%)
Consumer Finance (1.0%)
American Express Co. .................................      30,000     1,541,400
                                                                     -----------
Diversified Financial Services (1.3%)
Citigroup, Inc. ......................................      43,800     2,036,700
                                                                     -----------
   Total Financials ..................................                 3,578,100
                                                                     -----------
Health Care (23.3%)
Biotechnology (4.0%)
Biogen Idec, Inc.* ...................................      24,000     1,518,000
Genentech, Inc.* .....................................      20,000     1,124,000
Gilead Sciences, Inc.* ...............................      18,000     1,206,000
ImClone Systems, Inc.*^ ..............................      15,000     1,286,850
OSI Pharmaceuticals, Inc.* ...........................      15,000     1,056,600
                                                                     -----------
                                                                       6,191,450
                                                                     -----------
Health Care Equipment & Supplies (9.0%)
Alcon, Inc. ..........................................      20,000     1,573,000
Boston Scientific Corp.* .............................      35,500     1,519,400
Cooper Cos., Inc. ....................................      15,100       953,867
Medtronic, Inc. ......................................      41,780     2,035,522
Millipore Corp.* .....................................      45,000     2,536,650
St. Jude Medical, Inc.* ..............................      32,400     2,451,060
Stryker Corp. ........................................      55,800     3,069,000
                                                                     -----------
                                                                      14,138,499
                                                                     -----------
Health Care Providers & Services (2.8%)
Aetna, Inc. ..........................................      20,000   $ 1,700,000
Caremark Rx, Inc.* ...................................      80,000     2,635,200
                                                                     -----------
                                                                       4,335,200
                                                                     -----------
Pharmaceuticals (7.5%)
Allergan, Inc. .......................................      28,000     2,506,560
AstraZeneca plc (ADR) ................................      25,000     1,141,000
Eli Lilly & Co. ......................................      13,000       908,830
Medicis Pharmaceutical Corp., Class A^ ...............      57,000     2,277,150
Schering-Plough Corp. ................................      65,000     1,201,200
Sepracor, Inc.*^ .....................................      25,000     1,322,500
Teva Pharmaceutical Industries Ltd. (ADR)^ ...........      24,390     1,641,203
Valeant Pharmaceuticals International^................      39,700       794,000
                                                                     -----------
                                                                      11,792,443
                                                                     -----------
   Total Health Care .................................                36,457,592
                                                                     -----------
Industrials (15.6%)
Airlines (2.7%)
AMR Corp.*^ ..........................................     100,000     1,211,000
JetBlue Airways Corp.*^ ..............................      50,000     1,469,000
Southwest Airlines Co. ...............................      95,000     1,593,150
                                                                     -----------
                                                                       4,273,150
                                                                     -----------
Commercial Services & Supplies (5.6%)
Apollo Group, Inc., Class A* .........................      31,700     2,798,793
Career Education Corp.* ..............................      19,200       874,752
Cendant Corp. ........................................      95,500     2,337,840
Monster Worldwide, Inc.* .............................     107,000     2,752,040
                                                                     -----------
                                                                       8,763,425
                                                                     -----------
Electrical Equipment (1.7%)
Cooper Industries Ltd., Class A ......................      43,900     2,608,099
                                                                     -----------
Industrial Conglomerates (4.6%)
General Electric Co. .................................     118,000     3,823,200
Tyco International Ltd. ..............................     105,000     3,479,700
                                                                     -----------
                                                                       7,302,900
                                                                     -----------
Machinery (1.0%)
Deere & Co. ..........................................      22,000     1,543,080
                                                                     -----------
   Total Industrials .................................                24,490,654
                                                                     -----------
Information Technology (25.1%)
Communications Equipment (6.9%)
Cisco Systems, Inc.* .................................     193,300     4,581,210
Corning, Inc.* .......................................     185,000     2,416,100
QUALCOMM, Inc. .......................................      51,700     3,773,066
                                                                     -----------
                                                                      10,770,376
                                                                     -----------
Computers & Peripherals (2.0%)
Dell, Inc.* ..........................................      68,000     2,435,760
EMC Corp.* ...........................................      65,000       741,000
                                                                     -----------
                                                                       3,176,760
                                                                     -----------
Internet Software & Services (1.1%)
VeriSign, Inc.* ......................................      40,000       796,000
Yahoo!, Inc.* ........................................      25,000       908,250
                                                                     -----------
                                                                       1,704,250
                                                                     -----------
IT Services (1.0%)
Cognizant Technology Solutions Corp., Class A* .......      65,000     1,651,650
                                                                     -----------
Office Electronics (3.1%)
Zebra Technologies Corp., A* .........................      55,000     4,785,000
                                                                     -----------
Semiconductors & Semiconductor Equipment (5.9%)
Altera Corp.* ........................................      35,000       777,700
Broadcom Corp., Class A* .............................      52,000     2,432,040
Intel Corp. ..........................................      96,500     2,663,400

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
NVIDIA Corp.* .......................................     123,000   $  2,521,500
Texas Instruments, Inc. .............................      35,000        846,300
                                                                    ------------
                                                                       9,240,940
                                                                    ------------
Software (5.1%)
Amdocs Ltd.* ........................................      40,300        944,229
Citrix Systems, Inc.* ...............................      76,000      1,547,360
Microsoft Corp. .....................................     147,000      4,198,320
Oracle Corp.* .......................................     110,000      1,312,300
                                                                    ------------
                                                                       8,002,209
                                                                    ------------
   Total Information Technology .....................                 39,331,185
                                                                    ------------
Materials (4.0%)
Chemicals (0.8%)
Georgia Gulf Corp.^ .................................      35,000      1,255,100
                                                                    ------------
Metals & Mining (3.2%)
GrafTech International Ltd.*^ .......................     140,000      1,464,400
Inco Ltd.* ..........................................      20,000        691,200
Massey Energy Co.^ ..................................     102,400      2,888,704
                                                                    ------------
                                                                       5,044,304
                                                                    ------------
   Total Materials ..................................                  6,299,404
                                                                    ------------
Total Common Stocks (94.7%)
   (Cost $137,657,946) ..............................                148,358,825
                                                                    ------------

--------------------------------------------------------------------------------
                                                      Principal        Value
                                                        Amount       (Note 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (10.7%)
Cantor Fitzgerald Securities 1.54%, 7/1/04 ......    $14,771,673   $ 14,771,673
Merrill Lynch & Co., Inc. 1.75%, 7/1/04 .........      2,000,000      2,000,000
                                                                   ------------
                                                                     16,771,673
                                                                   ------------
Time Deposit (6.3%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ................................      9,759,900     9,759,900
                                                                   ------------
Total Short-Term Debt Investments (17.0%)
   (Amortized Cost $26,531,573) .................                    26,531,573
                                                                   ------------
Total Investments (111.7%)
   (Cost/Amortized Cost $164,189,519) ...........                   174,890,398
Other Assets Less Liabilities (-11.7%) ..........                   (18,279,278)
                                                                   ------------
Net Assets (100%) ...............................                  $156,611,120
                                                                   ============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $151,453,160
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................    112,396,858

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 13,181,589
Aggregate gross unrealized depreciation ........................     (2,480,710)
                                                                   ------------
Net unrealized appreciation ....................................   $ 10,700,879
                                                                   ============
Federal income tax cost of investments .........................   $164,189,519
                                                                   ============
At June 30, 2004, the Portfolio had loaned securities with a total value of $16,543,959. This was secured by collateral of $16,771,673 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $885 as brokerage commissions with Bernstein (Sanford C.) & Co. and $312 with Wachovia Corp., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $1,294,158 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares       (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (23.1%)
Hotels, Restaurants & Leisure (5.8%)
Royal Caribbean Cruises Ltd.^ .....................       940,800   $ 40,840,128
Wendy's International, Inc. .......................       151,100      5,264,324
Wynn Resorts Ltd.* ................................       268,409     10,368,640
                                                                    ------------
                                                                      56,473,092
                                                                    ------------
Household Durables (4.5%)
Harman International Industries, Inc. .............       485,900     44,216,900
                                                                    ------------
Internet & Catalog Retail (1.1%)
NetFlix, Inc.*^ ...................................       302,700     10,882,065
                                                                    ------------
Media (6.6%)
Cablevision Systems New York Group, Class A*^ .....       966,200     18,985,830
DIRECTV Group, Inc.* ..............................       355,791      6,084,026
EchoStar Communications Corp., Class A* ...........       414,718     12,752,578
Lamar Advertising Co., Class A*^ ..................       237,200     10,282,620
NTL, Inc.*^ .......................................       214,110     12,337,018
Salem Communications Corp., Class A* ..............       133,204      3,613,825
                                                                    ------------
                                                                      64,055,897
                                                                    ------------
Multiline Retail (0.9%)
Saks, Inc.* .......................................       575,800      8,637,000
                                                                    ------------
Specialty Retail (3.6%)
Aeropostale, Inc.* ................................        36,400        979,524
Best Buy Co., Inc. ................................       263,000     13,344,620
Boise Cascade Corp. ...............................       272,600     10,260,664
Linens 'N Things, Inc.*^ ..........................       270,000      7,913,700
Ross Stores, Inc. .................................        96,091      2,571,395
                                                                    ------------
                                                                      35,069,903
                                                                    ------------
Textiles, Apparel & Luxury Goods (0.6%)
Polo Ralph Lauren Corp. ...........................       179,200      6,173,440
                                                                    ------------
   Total Consumer Discretionary ...................                  225,508,297
                                                                    ------------
Consumer Staples (4.0%)
Beverages (0.8%)
Adolph Coors Co., Class B^ ........................       107,500      7,776,550
                                                                    ------------
Food & Staples Retailing (3.2%)
Safeway, Inc.* ....................................     1,231,400     31,203,676
                                                                    ------------
Food Products (0.0%)
Archer-Daniels-Midland Co. ........................        24,100        404,398
                                                                    ------------
   Total Consumer Staples .........................                   39,384,624
                                                                    ------------
Energy (5.4%)
Energy Equipment & Services (5.0%)
GlobalSantaFe Corp. ...............................       283,900      7,523,350
Grant Prideco, Inc.* ..............................       445,000      8,214,700
National-Oilwell, Inc.*^ ..........................       333,207     10,492,688
Noble Corp.* ......................................       219,000      8,297,910
Transocean, Inc.* .................................       269,200      7,790,648
Weatherford International Ltd.* ...................       151,570      6,817,619
                                                                    ------------
                                                                      49,136,915
                                                                    ------------
Oil & Gas (0.4%)
Tsakos Energy Navigation Ltd. .....................       106,200      3,606,552
                                                                    ------------
   Total Energy ...................................                   52,743,467
                                                                    ------------
Financials (5.7%)
Capital Markets (2.8%)
Janus Capital Group, Inc. .........................       603,500      9,951,715
Lehman Brothers Holdings, Inc. ....................       224,300   $ 16,878,575
                                                                    ------------
                                                                      26,830,290
                                                                    ------------
Consumer Finance (0.4%)
First Marblehead Corp.* ...........................       100,700      4,054,182
                                                                    ------------
Diversified Financial Services (1.2%)
CapitalSource, Inc.* ..............................       290,900      7,112,505
CIT Group, Inc. ...................................       125,400      4,801,566
                                                                    ------------
                                                                      11,914,071
                                                                    ------------
Insurance (0.4%)
Ambac Financial Group, Inc. .......................        53,900      3,958,416
                                                                    ------------
Real Estate (0.3%)
Capital Automotive Real Estate Investment
   Trust (REIT)^ ..................................        54,200      1,589,686
Global Signal, Inc. (REIT)* .......................        62,700      1,376,265
                                                                    ------------
                                                                       2,965,951
                                                                    ------------
Thrifts & Mortgage Finance (0.6%)
Countrywide Financial Corp. .......................        89,750      6,304,938
                                                                    ------------
   Total Financials ...............................                   56,027,848
                                                                    ------------
Health Care (13.2%)
Biotechnology (0.6%)
Millennium Pharmaceuticals, Inc.* .................       312,500      4,312,500
Momenta Pharmaceuticals, Inc.* ....................       103,437        930,933
Pharmion Corp. ....................................        12,600        616,392
                                                                    ------------
                                                                       5,859,825
                                                                    ------------
Health Care Equipment & Supplies (8.1%)
Apogent Technologies, Inc.* .......................       155,100      4,963,200
Baxter International, Inc. ........................       617,900     21,323,729
Cytyc Corp.*^ .....................................       619,800     15,724,326
Edwards Lifesciences Corp.*^ ......................       341,800     11,911,730
Fisher Scientific International, Inc.*^ ...........       390,400     22,545,600
Kinetic Concepts, Inc.* ...........................        45,100      2,250,490
Wright Medical Group, Inc.* .......................        21,000        747,600
                                                                    ------------
                                                                      79,466,675
                                                                    ------------
Health Care Providers & Services (3.8%)
HEALTHSOUTH Corp.*^ ...............................     3,335,300     19,845,035
Henry Schein, Inc.* ...............................        43,700      2,759,218
Medco Health Solutions, Inc.* .....................       116,300      4,361,250
Omnicare, Inc. ....................................       238,100     10,193,061
                                                                    ------------
                                                                      37,158,564
                                                                    ------------
Pharmaceuticals (0.7%)
Barr Pharmaceuticals, Inc.* .......................       201,851      6,802,379
                                                                    ------------
   Total Health Care ..............................                  129,287,443
                                                                    ------------
Industrials (18.7%)
Aerospace & Defense (3.4%)
DRS Technologies, Inc.* ...........................           900         28,710
Empresa Brasileira de Aeronautica S.A. (ADR)^ .....     1,175,100     33,596,109
                                                                    ------------
                                                                      33,624,819
                                                                    ------------
Air Freight & Logistics (1.8%)
CNF, Inc.^ ........................................       412,100     17,126,876
                                                                    ------------
Airlines (2.9%)
Atlantic Coast Airlines Holdings, Inc.*^ ..........       138,236        793,475
Ryanair Holdings plc (ADR)*^ ......................       377,300     12,367,894
Southwest Airlines Co. ............................       343,700      5,763,849
Westjet Airlines Ltd.* ............................       899,600      9,205,677
                                                                    ------------
                                                                      28,130,895
                                                                    ------------
Commercial Services & Supplies (10.4%)
ARAMARK Corp., Class B ............................       493,100     14,181,556
Career Education Corp.* ...........................       659,500     30,046,820
Cendant Corp. .....................................     1,171,800     28,685,664

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------
                                                       Number of       Value
                                                         Shares       (Note 1)
-------------------------------------------------------------------------------
R.R. Donnelley & Sons Co.
   (New York Exchange) .............................     531,861   $ 17,562,050
R.R. Donnelley & Sons Co.
  (Toronto Exchange) ...............................      77,301      2,531,633
Strayer Education, Inc.^ ...........................      21,600      2,409,912
Universal Technical Institute, Inc.*^ ..............     144,040      5,757,279
                                                                   ------------
                                                                    101,174,914
                                                                   ------------
Construction & Engineering (0.2%)
Fluor Corp. ........................................      48,700      2,321,529
                                                                   ------------
   Total Industrials ...............................                182,379,033
                                                                   ------------
Information Technology (11.3%)
Communications Equipment (4.1%)
Andrew Corp.*^ .....................................     638,064     12,767,660
Extreme Networks, Inc.* ............................         100            552
Research In Motion Ltd.* ...........................     395,600     27,074,864
                                                                   ------------
                                                                     39,843,076
                                                                   ------------
Electronic Equipment & Instruments (2.8%)
Celestica, Inc. (N.Y. Exchange)* ...................     170,900      3,409,455
Celestica, Inc. (Toronto Exchange)* .........            319,100      6,352,250
Symbol Technologies, Inc. ..........................   1,208,300     17,810,342
                                                                   ------------
                                                                     27,572,047
                                                                   ------------
Internet Software & Services (2.2%)
CNET Networks, Inc.* ...............................     329,132      3,643,491
Sina Corp.*^ .......................................     341,500     11,266,085
United Online, Inc.*^ ..............................     341,101      6,006,789
                                                                   ------------
                                                                     20,916,365
                                                                   ------------
IT Services (0.9%)
BearingPoint, Inc.*^ ...............................   1,022,000      9,065,140
                                                                   ------------
Software (1.3%)
Autodesk, Inc. .....................................     301,594     12,911,239
                                                                   ------------
   Total Information Technology ....................                110,307,867
                                                                   ------------
Materials (4.9%)
Chemicals (2.0%)
Lyondell Chemical Co.^ .............................     883,000     15,355,370
Olin Corp.^ ........................................     218,400      3,848,208
                                                                   ------------
                                                                     19,203,578
                                                                   ------------
Containers & Packaging (1.0%)
Pactiv Corp.* ......................................     387,800      9,671,732
                                                                   ------------
Metals & Mining (1.9%)
Peabody Energy Corp.^ ..............................     332,900     18,639,071
                                                                   ------------
   Total Materials .................................                 47,514,381
                                                                   ------------
Telecommunication Services (11.6%)
Diversified Telecommunication Services (2.3%)
Citizens Communications Co.* .......................   1,865,449     22,571,933
                                                                   ------------
Wireless Telecommunication Services (9.3%)
American Tower Corp., Class A*^ ....................   1,018,690     15,484,088
At Road, Inc.*^ ....................................     153,634      1,175,300
Nextel Communications, Inc., Class A* ..............   2,184,300     58,233,438
Spectrasite, Inc.*^ ................................     370,100     15,995,722
                                                                   ------------
                                                                     90,888,548
                                                                   ------------
   Total Telecommunication Services ................                113,460,481
                                                                   ------------
Total Common Stocks (97.9%)
   (Cost $818,398,325) .............................                956,613,441
                                                                   ------------

--------------------------------------------------------------------------------
                                                    Principal         Value
                                                      Amount         (Note 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreement (2.8%)
J.P. Morgan Securities, Inc. 1.00%
   dated 6/30/04, due 7/1/04, to be
   repurchased at $27,000,750 (k) ............     $27,000,000   $   27,000,000
                                                                 --------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (18.7%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04 .............................      17,808,739       17,808,739
   1.60%, 7/1/04 .............................      15,000,000       15,000,000
Credit Suisse First Boston LLC
   1.65%, 7/1/04 .............................      50,000,000       50,000,000
Deutsche Bank N.Y.
   1.60%, 2/22/05 (l) ........................       5,002,634        5,002,634
General Electric Co.
   1.16%, 10/24/05 (l) .......................       5,004,645        5,004,645
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) ........................       4,000,000        4,000,000
Household Finance Corp.
   1.13%, 7/1/04 .............................       4,991,996        4,991,996
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04 .............................      10,000,000       10,000,000
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) ........................       7,500,000        7,500,000
Monumental Global Funding II
   1.18%, 2/11/05 (l) ........................      10,010,534       10,010,534
   1.13%, 7/6/05 (l) .........................       5,000,791        5,000,791
New York Life Insurance Co.
   1.22%, 9/30/04 (l) ........................       8,000,000        8,000,000
Nomura Securities
   1.57%, 7/1/04 .............................      25,000,000       25,000,000
Wells Fargo Bank N.A
   1.06%, 7/1/04 .............................      15,000,000       15,000,000
                                                                 --------------
                                                                    182,319,339
                                                                 --------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau, 0.63%, 7/1/04 ......         447,082          447,082
                                                                 --------------
Total Short- Term Debt Securities (21.5%)
   (Amortized Cost $209,766,421)                                    209,766,421
                                                                 --------------
Total Investments (119.4%)
   (Cost/Amortized Cost $1,028,164,746)                           1,166,379,862
Other Assets Less Liabilities (-19.4%) .......                     (189,670,141)
                                                                 --------------
Net Assets (100%) ............................                   $  976,709,721
                                                                 ==============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(k) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the statement of net assets (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt
     REIT -- Real Estate Investment Trust

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities................   $  617,967,378
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ...............      472,846,292

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.......................   $  160,114,264
Aggregate gross unrealized depreciation.......................      (21,899,148)
                                                                 --------------
Net unrealized appreciation ..................................   $  138,215,116
                                                                 ==============
Federal income tax cost of investments .......................   $1,028,164,746
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $179,733,202. This was secured by collateral of $182,319,339 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (1.0%)
Keystone Automotive Industries, Inc.*^ ..............     278,400   $  7,764,576
Midas, Inc.*^ .......................................      68,400      1,190,160
Tenneco Automotive, Inc.* ...........................     236,200      3,124,926
TRW Automotive Holdings Corp.* ......................      15,300        288,405
                                                                    ------------
                                                                      12,368,067
                                                                    ------------
Automobiles (0.2%)
Monaco Coach Corp. ..................................      73,300      2,064,861
Distributors (0.4%)
Advanced Marketing Services, Inc.^ ..................     131,200      1,693,792
LKQ Corp.* ..........................................     155,298      2,877,672
                                                                    ------------
                                                                       4,571,464
                                                                    ------------
Hotels, Restaurants & Leisure (2.9%)
AFC Enterprises, Inc.*^ .............................     235,200      5,056,800
Ambassadors Group, Inc.^ ............................      94,783      2,228,348
Brinker International, Inc.* ........................      51,160      1,745,579
Buca, Inc.*^ ........................................     148,700        792,571
Caesars Entertainment, Inc.* ........................      90,400      1,356,000
California Pizza Kitchen, Inc.*^ ....................       8,300        159,028
Carnival Corp. ......................................      21,100        991,700
Harrah's Entertainment, Inc. ........................      40,200      2,174,820
Hilton Hotels Corp. .................................     139,600      2,604,936
Mandalay Resort Group ...............................      45,620      3,131,357
Orbitz, Inc., Class A*^ .............................      59,166      1,279,169
Outback Steakhouse, Inc. ............................      74,700      3,089,592
Penn National Gaming, Inc.*^ ........................      81,400      2,702,480
Royal Caribbean Cruises Ltd.^ .......................     128,760      5,589,472
Starwood Hotels & Resorts Worldwide, Inc. ...........      16,960        760,656
Wendy's International, Inc. .........................      21,100        735,124
Yum! Brands, Inc.* ..................................      79,120      2,944,846
                                                                    ------------
                                                                      37,342,478
                                                                    ------------
Household Durables (1.1%)
Furniture Brands International, Inc. ................       5,070        127,004
Jarden Corp.*^ ......................................     227,600      8,191,324
Leggett & Platt, Inc. ...............................      57,410      1,533,421
Newell Rubbermaid, Inc. .............................     167,400      3,933,900
Whirlpool Corp. .....................................       4,160        285,376
                                                                      14,071,025

Leisure Equipment & Products (0.7%)
Brunswick Corp. .....................................     110,000      4,488,000
K2, Inc.* ...........................................     105,400      1,654,780
RC2 Corp.* ..........................................      96,496      3,425,608
                                                                    ------------
                                                                       9,568,388
                                                                    ------------
Media (1.1%)
Clear Channel Communications, Inc. ..................      80,180      2,962,651
Cumulus Media, Inc., Class A* .......................      56,840        955,480
E.W. Scripps Co., Class A ...........................      17,700      1,858,500
Emmis Communications Corp., Class A* ................     120,226      2,522,342
Time Warner, Inc.* ..................................     188,700      3,317,346
Viacom, Inc., Class B ...............................      58,000      2,071,760
                                                                    ------------
                                                                      13,688,079
                                                                    ------------
Multiline Retail (0.8%)
Big Lots, Inc.*^ ....................................     315,020      4,555,189
Nordstrom, Inc. .....................................     134,190      5,717,836
                                                                    ------------
                                                                      10,273,025
                                                                    ------------
Specialty Retail (5.3%)
Aeropostale, Inc.* ..................................     190,650      5,130,391

American Eagle
   Outfitters, Inc.*^ ...............................      40,800   $  1,179,528
Asbury Automotive Group, Inc.* ......................     160,300      2,404,500
AutoNation, Inc.* ...................................     120,300      2,057,130
Big 5 Sporting Goods Corp.*^ ........................     228,800      5,992,272
Circuit City Stores, Inc. ...........................      82,100      1,063,195
Foot Locker, Inc. ...................................      43,500      1,058,790
Group 1 Automotive, Inc.*^ ..........................      66,500      2,208,465
Kirkland's, Inc.*^ ..................................      69,900        833,907
Limited Brands, Inc. ................................     121,940      2,280,278
Lithia Motors, Inc.^ ................................      96,000      2,378,880
Office Depot, Inc.* .................................      93,400      1,672,794
Pep Boys Manny, Moe & Jack^ .........................     259,300      6,573,255
Pier 1 Imports, Inc. ................................      88,700      1,569,103
Pomeroy Computer Resources, Inc.* ...................      71,984        858,049
Regis Corp. .........................................      98,700      4,401,033
Select Comfort Corp.*^ ..............................       7,900        224,360
Sherwin-Williams Co. ................................      22,050        916,178
Sonic Automotive, Inc.^ .............................     155,800      3,450,970
Stage Stores, Inc.*^ ................................      38,900      1,464,974
Toys R US, Inc.* ....................................     312,100      4,971,753
United Auto Group, Inc.^ ............................     379,800     11,640,870
Whitehall Jewelers, Inc.*^ ..........................     371,400      2,778,072
                                                                    ------------
                                                                      67,108,747
                                                                    ------------
Textiles, Apparel & Luxury Goods (1.4%)
Liz Claiborne, Inc. .................................     153,700      5,530,126
Polo Ralph Lauren Corp. .............................      59,880      2,062,866
Skechers U.S.A., Inc., Class A*^ ....................     206,300      2,681,900
Timberland Co., Class A* ............................      25,500      1,647,045
Warnaco Group, Inc.* ................................     249,890      5,315,160
                                                                    ------------
                                                                      17,237,097
                                                                    ------------
Total Consumer Discretionary ........................                188,293,231
                                                                    ------------
Consumer Staples (2.1%)
Food & Staples Retailing (1.6%)
BJ's Wholesale Club, Inc.*^ .........................     330,000      8,250,000
Rite Aid Corp.*^ ....................................     982,100      5,126,562
Safeway, Inc.* ......................................     295,540      7,488,984
                                                                    ------------
                                                                      20,865,546
                                                                     -----------
Food Products (0.4%)
Dean Foods Co.* .....................................      38,910      1,451,732
Hormel Foods Corp. ..................................      25,270        785,897
Interstate Bakeries Corp. ...........................     221,760      2,406,096
                                                                    ------------
                                                                       4,643,725
                                                                    ------------
Household Products (0.1%)
Kimberly-Clark Corp. ................................      15,900      1,047,492
                                                                    ------------
   Total Consumer Staples ...........................                 26,556,763
                                                                    ------------
Energy (7.5%)
Energy Equipment & Services (4.8%)
Baker Hughes, Inc. ..................................     181,490      6,833,099
BJ Services Co.* ....................................     145,500      6,669,720
Cooper Cameron Corp.* ...............................     147,010      7,159,387
ENSCO International, Inc. ...........................      48,900      1,422,990
FMC Technologies, Inc.* .............................      80,200      2,309,760
GlobalSantaFe Corp. .................................      29,100        771,150
Grant Prideco, Inc.* ................................     216,700      4,000,282
Helmerich & Payne, Inc.^ ............................     139,500      3,647,925
Hydril Co.*^ ........................................      49,200      1,549,800
Nabors Industries Ltd.* .............................      69,600      3,147,312
National-Oilwell, Inc.* .............................     148,400      4,673,116
Noble Corp.* ........................................     122,600      4,645,314
Oceaneering International, Inc.* ....................       6,600        226,050
Oil States International, Inc.*^ ....................     182,500      2,792,250

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Pride International, Inc.*^ .........................      95,400   $  1,632,294
Smith International, Inc.*^ .........................       3,000        167,280
Transocean, Inc.* ...................................      99,000      2,865,060
Unit Corp.* .........................................      13,100        411,995
Varco International, Inc.* ..........................     259,780      5,686,584
Weatherford International Ltd.* .....................       8,700        391,326
                                                                    ------------
                                                                      61,002,694
                                                                    ------------
Oil & Gas (2.7%)
Apache Corp. ........................................      41,980      1,828,229
Ashland, Inc. .......................................      39,500      2,085,995
Burlington Resources, Inc. ..........................      83,660      3,026,819
ConocoPhillips ......................................      21,200      1,617,348
EnCana Corp. ........................................      63,750      2,751,450
Encore Acquisition Co.* .............................      83,900      2,340,810
Evergreen Resources, Inc.* ..........................      46,800      1,890,720
Occidental Petroleum Corp. ..........................      52,730      2,552,659
Patina Oil & Gas Corp. ..............................      84,900      2,535,963
Petroleum Development Corp.* ........................     102,800      2,818,776
Premcor, Inc.* ......................................      84,400      3,165,000
Prima Energy Corp.*^ ................................      58,900      2,330,673
Valero Energy Corp. .................................      36,290      2,676,750
World Fuel Services Corp.^ ..........................      57,700      2,601,116
                                                                    ------------
                                                                      34,222,308
                                                                    ------------
   Total Energy .....................................                 95,225,002
                                                                    ------------
Financials (14.2%)
Capital Markets (0.7%)
Bank of New York Co., Inc. ..........................      13,700        403,876
Charles Schwab Corp. ................................     131,800      1,266,598
Janus Capital Group, Inc. ...........................     129,960      2,143,040
LaBranche & Co., Inc.^ ..............................      10,600         89,252
Lehman Brothers Holdings, Inc. ......................      28,300      2,129,575
Waddell & Reed Financial, Inc. ......................     120,700      2,668,677
                                                                    ------------
                                                                       8,701,018
                                                                    ------------
Commercial Banks (2.5%)
Bank of America Corp. ...............................      40,499      3,427,025
Bank One Corp. ......................................       1,890         96,390
Banknorth Group, Inc.^ ..............................      79,500      2,582,160
Center Financial Corp.^ .............................     125,000      1,893,750
Hanmi Financial Corp.^ ..............................     156,757      4,624,332
Hibernia Corp., Class A .............................      35,200        855,360
Nara Bancorp, Inc. ..................................     377,400      6,464,862
North Fork Bancorp, Inc. ............................      16,800        639,240
Prosperity Bancshares, Inc.^ ........................      34,089        830,067
Umpqua Holdings Corp. ...............................      15,100        316,949
UnionBanCal Corp. ...................................      65,060      3,669,384
Wachovia Corp. ......................................     108,230      4,816,235
Wilshire State Bank/CA*^ ............................      42,000      1,029,840
Zions Bancorp .......................................      16,800      1,032,360
                                                                    ------------
                                                                      32,277,954
                                                                    ------------
Consumer Finance (0.4%)
Rewards Network, Inc.*^ .............................       5,800         52,200
Student Loan Corp.^ .................................      33,100      4,518,150
                                                                    ------------
                                                                       4,570,350
                                                                    ------------
Diversified Financial Services (0.1%)
Citigroup, Inc. .....................................      32,500      1,511,250
                                                                    ------------
Insurance (6.2%)
Ace Ltd. ............................................      83,100      3,513,468
Aflac, Inc. .........................................      59,420      2,424,930
Allstate Corp. ......................................       2,700        125,685
Ambac Financial Group, Inc. .........................      46,800      3,436,992
Berkshire Hathaway, Inc., Class A* ..................          79      7,027,050
Chubb Corp. .........................................      42,500      2,897,650
Conseco, Inc.* ......................................      42,700        849,730
Everest Reinsurance Group Ltd. ......................      32,900      2,643,844
Fidelity National Financial, Inc. ...................     263,300   $  9,831,622
Hilb, Rogal & Hobbs Co.^ ............................      71,600      2,554,688
IPC Holdings Ltd. ...................................      21,300        786,609
Marsh & McLennan Cos., Inc. .........................      69,300      3,144,834
MBIA, Inc. ..........................................      51,400      2,935,968
Metlife, Inc. .......................................      99,100      3,552,735
Montpelier Reinsurance Holdings Ltd.^ ...............      71,900      2,512,905
PartnerReinsurance Ltd. .............................      48,900      2,774,097
Philadelphia Consolidated Holdings Corp.*^ ..........     158,100      9,497,067
Reinsurance Group of America, Inc.^ .................      77,800      3,162,570
Scottish Annuity & Life Holdings Ltd.^ ..............      30,650        712,613
St. Paul Travelers Cos., Inc. .......................     181,775      7,369,158
Stancorp Financial Group, Inc. ......................      58,800      3,939,600
USI Holdings Corp.*^ ................................     184,600      2,916,680
                                                                    ------------
                                                                      78,610,495
                                                                    ------------
Real Estate (1.8%)
Alexandria Real Estate Equities, Inc. (REIT) ........      40,200      2,282,556
Apartment Investment & Management Co. (REIT) ........      55,540      1,728,960
Boston Properties, Inc. (REIT) ......................      43,300      2,168,464
CenterPoint Properties Trust (REIT) .................      37,410      2,871,218
Cornerstone Realty Income Trust, Inc. (REIT)^ .......      28,600        250,822
Duke Realty Corp. (REIT) ............................      92,220      2,933,518
Pan Pacific Retail Properties, Inc. (REIT) ..........       2,780        140,446
Public Storage, Inc. (REIT) .........................      46,100      2,121,061
Reckson Associates Realty Corp. (REIT) ..............      96,000      2,636,160
Simon Property Group, Inc. (REIT) ...................      48,800      2,509,296
Vornado Realty Trust (REIT) .........................      55,400      3,163,894
                                                                    ------------
                                                                      22,806,395
                                                                    ------------
Thrifts & Mortgage Finance (2.5%)
Bank Mutual Corp.^ ..................................     395,200      4,307,680
Countrywide Financial Corp. .........................      85,365      5,996,892
Fannie Mae ..........................................      30,900      2,205,024
Farmer Mac, Class C*^ ...............................     207,700      4,970,261
Freddie Mac .........................................      27,200      1,721,760
Harbor Florida Bancshares, Inc.^ ....................      83,600      2,299,836
KNBT Bancorp, Inc.^ .................................     124,000      2,070,800
NetBank, Inc.^ ......................................     199,900      2,184,907
Provident Financial Services, Inc.^ .................     171,300      3,006,315
W Holding Co., Inc.^ ................................     146,025      2,507,249
                                                                    ------------
                                                                      31,270,724
                                                                    ------------
   Total Financials .................................                179,748,186
                                                                    ------------
Health Care (11.2%)
Biotechnology (0.3%)
Connetics Corp.*^ ...................................      59,300      1,197,860
CSL Ltd. ............................................      81,042      1,258,921
Millennium Pharmaceuticals, Inc.* ...................      95,280      1,314,864
                                                                    ------------
                                                                       3,771,645
                                                                    ------------
Health Care Equipment & Supplies (3.4%)
Apogent Technologies, Inc.* .........................      35,660      1,141,120
Bausch & Lomb, Inc. .................................      25,450      1,656,031
Baxter International, Inc.^ .........................     269,770      9,309,763
Becton, Dickinson & Co. .............................      41,940      2,172,492
Dade Behring Holdings, Inc.*^ .......................     142,810      6,786,331

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Fisher Scientific International, Inc.*^ .............     313,500   $ 18,104,625
Nutraceutical International Corp.* ..................     194,900      4,153,319
                                                                    ------------
                                                                      43,323,681
                                                                    ------------
Health Care Providers & Services (6.7%)
Centene Corp.*^ .....................................     177,900      6,858,045
Corvel Corp.*^ ......................................      66,000      1,871,100
Covance, Inc.*^ .....................................      47,140      1,818,661
Coventry Health Care, Inc.* .........................     174,300      8,523,270
Hanger Orthopedic Group, Inc.*^ .....................     399,027      4,676,597
HCA, Inc. ...........................................     155,180      6,453,936
Inveresk Research Group, Inc.* ......................      52,700      1,625,268
Laboratory Corp. of America Holdings* ...............      49,320      1,958,004
Mariner Health Care, Inc.*^ .........................     135,900      3,655,710
Molina Healthcare, Inc.*^ ...........................     139,740      5,335,273
Omnicare, Inc. ......................................     241,800     10,351,458
PacifiCare Health Systems, Inc.* ....................      25,600        989,696
Pediatrix Medical Group, Inc.* ......................      45,800      3,199,130
Per-Se Technologies, Inc.*^ .........................      62,000        901,480
Quest Diagnostics, Inc. .............................      29,160      2,477,142
Renal Care Group, Inc.* .............................     285,000      9,442,050
Triad Hospitals, Inc.* ..............................     102,240      3,806,395
Universal Health Services, Inc., Class B^ ...........     202,180      9,278,041
WebMD Corp.*^ .......................................     206,400      1,923,648
                                                                    ------------
                                                                      85,144,904
                                                                    ------------
Pharmaceuticals (0.8%)
Forest Laboratories, Inc.* ..........................      24,900      1,410,087
Inkine Pharmaceutical Co.*^ .........................     602,600      2,332,062
Schering-Plough Corp. ...............................     297,360      5,495,213
Wyeth ...............................................      18,000        650,880
                                                                    ------------
                                                                       9,888,242
                                                                    ------------
   Total Health Care ................................                142,128,472
                                                                    ------------
Industrials (14.2%)
Aerospace & Defense (2.9%)
Alliant Techsystems, Inc.* ..........................     119,200      7,550,128
DRS Technologies, Inc.* .............................       8,400        267,960
European Aeronautic Defence & Space Co. .............     134,280      3,737,946
GenCorp, Inc.^ ......................................     138,900      1,859,871
Goodrich Corp. ......................................     102,400      3,310,592
Honeywell International, Inc. .......................      85,700      3,139,191
Lockheed Martin Corp. ...............................      32,620      1,698,850
Precision Castparts Corp. ...........................     165,205      9,035,061
Raytheon Co. ........................................      32,500      1,162,525
SI International, Inc.*^ ............................     161,100      3,284,829
United Defense Industries, Inc.* ....................      47,000      1,645,000
                                                                    ------------
                                                                      36,691,953
                                                                    ------------
Air Freight & Logistics (0.7%)
CNF, Inc. ...........................................      97,300      4,043,788
Pacer International, Inc.* ..........................     272,572      5,042,582
                                                                    ------------
                                                                       9,086,370
                                                                    ------------
Airlines (0.7%)
ExpressJet Holdings, Inc.*^ .........................     337,700      4,099,678
Pinnacle Airlines Corp.* ............................     352,298      3,980,968
Ryanair Holdings plc (ADR)*^ ........................      34,390      1,127,304
                                                                    ------------
                                                                       9,207,950
                                                                    ------------
Building Products (0.6%)
American Standard Cos., Inc.* .......................       3,780        152,372
Masco Corp. .........................................     197,500      6,158,050
Quixote Corp.^ ......................................      78,000      1,563,900
                                                                    ------------
                                                                       7,874,322
                                                                    ------------
Commercial Services & Supplies (3.3%)
Central Parking Corp.^ ..............................      11,300   $    211,197
Corrections Corp. of America*^ ......................     693,700     27,394,213
CoStar Group, Inc.*^ ................................       9,700        445,521
Geo Group, Inc.* ....................................     286,910      5,852,964
Ikon Office Solutions, Inc.^ ........................      51,200        587,264
John H. Harland Co.^ ................................      23,900        701,465
Manpower, Inc. ......................................      58,960      2,993,399
Steelcase, Inc.^ ....................................     176,000      2,464,000
Waste Connections, Inc.*^ ...........................      19,125        567,248
                                                                    ------------
                                                                      41,217,271
                                                                    ------------
Construction & Engineering (2.0%)
Chicago Bridge & Iron Co., N.V (N.Y. Shares) ........     166,200      4,628,670
Dycom Industries, Inc.* .............................      96,240      2,694,720
Fluor Corp. .........................................     271,300     12,932,871
Granite Construction, Inc.^ .........................      29,600        539,608
Jacobs Engineering Group, Inc.*^ ....................      59,100      2,327,358
URS Corp.* ..........................................      79,400      2,175,560
                                                                    ------------
                                                                      25,298,787
                                                                    ------------
Electrical Equipment (0.1%)
Ametek, Inc. ........................................      15,600        482,040
Smith (A.O.) Corp. ..................................         430         13,670
                                                                    ------------
                                                                         495,710
                                                                    ------------
Industrial Conglomerates (0.7%)
Carlisle Cos., Inc. .................................      17,300      1,076,925
Textron, Inc. .......................................      72,820      4,321,867
Tyco International Ltd. .............................     111,960      3,710,354
                                                                    ------------
                                                                       9,109,146
                                                                    ------------
Machinery (2.5%)
AGCO Corp.* .........................................      80,200      1,633,674
Albany International Corp.^ .........................     151,000      5,067,560
Crane Co. ...........................................      65,100      2,043,489
Eaton Corp. .........................................      32,800      2,123,472
Harsco Corp. ........................................      87,800      4,126,600
JLG Industries, Inc.^ ...............................      23,000        319,470
Kennametal, Inc.^ ...................................     163,300      7,479,140
SPX Corp.^ ..........................................      74,030      3,437,953
Terex Corp.* ........................................      25,010        853,591
Wabash National Corp.*^ .............................     106,000      2,920,300
Watts Water Technologies, Inc., Class A^ ............      68,000      1,832,600
                                                                    ------------
                                                                      31,837,849
                                                                    ------------
Road & Rail (0.5%)
Canadian National Railway Co. .......................      69,300      3,020,787
CSX Corp. ...........................................     101,000      3,309,770
Dollar Thrifty Automotive Group, Inc.*^ .............       2,050         56,252
                                                                    ------------
                                                                       6,386,809
                                                                    ------------
Trading Companies & Distributors (0.2%)
Grainger (W.W.), Inc. ...............................      33,760      1,941,200
                                                                    ------------
   Total Industrials ................................                179,147,367
                                                                    ------------
Information Technology (17.9%)
Communications Equipment (1.1%)
Alcatel S.A. (ADR)* .................................     203,900      3,158,411
Andrew Corp.*^ ......................................      84,000      1,680,840
Black Box Corp.^ ....................................      94,815      4,480,957
Motorola, Inc. ......................................     280,000      5,110,000
                                                                    ------------
                                                                      14,430,208
                                                                    ------------
Computers & Peripherals (2.9%)
Dell, Inc.* .........................................       9,650        345,663
Dot Hill Systems Corp.*^ ............................     305,900      3,429,139
Intergraph Corp.* ...................................      31,100        804,246
Maxtor Corp.*^ ......................................     751,870      4,984,898
NCR Corp.* ..........................................     132,460      6,568,691

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Seagate Technology*^ ................................     369,900   $  5,337,657
Storage Technology Corp.* ...........................     181,200      5,254,800
Unova, Inc.*^ .......................................     147,400      2,984,850
Western Digital Corp.* ..............................     733,880      6,355,401
                                                                    ------------
                                                                      36,065,345
                                                                    ------------
Electronic Equipment & Instruments (4.2%)
Arrow Electronics, Inc.* ............................     185,670      4,979,669
Avnet, Inc.* ........................................     294,480      6,684,696
Celestica, Inc.*^ ...................................     443,300      8,843,835
Flextronics International Ltd.* .....................     609,370      9,719,452
Ingram Micro, Inc., Class A* ........................     233,500      3,378,745
Measurement Specialties, Inc.* ......................     264,300      5,708,880
Merix Corp.*^ .......................................       9,640        109,318
Mettler-Toledo International, Inc.* .................      88,470      4,347,416
NU Horizons Electronics Corp.* ......................     146,827      1,321,443
Planar Systems, Inc.*^ ..............................      42,000        562,380
Solectron Corp.* ....................................     221,500      1,433,105
Symbol Technologies, Inc ............................     289,060      4,260,744
Thermo Electron Corp.* ..............................      40,160      1,234,518
                                                                    ------------
                                                                      52,584,201
                                                                    ------------
Internet Software & Services (1.6%)
Bankrate, Inc.*^ ....................................     100,000        856,000
EarthLink, Inc.*^ ...................................     140,847      1,457,766
Homestore.com, Inc.*^ ...............................     566,325      2,259,637
Ipass, Inc.*^ .......................................     106,934      1,132,431
j2 Global Communications, Inc.*^ ....................     203,100      5,646,180
Marketwatch.com, Inc.*^ .............................      78,894        925,427
Websense, Inc.*^ ....................................     215,276      8,014,725
                                                                    ------------
                                                                      20,292,166
                                                                    ------------
IT Services (4.8%)
Affiliated Computer Services, Inc., Class A* ........     262,670     13,905,750
Anteon International Corp.*^ ........................     159,400      5,199,628
BearingPoint, Inc.* .................................     300,540      2,665,790
BISYS Group, Inc.* ..................................     365,400      5,137,524
Ceridian Corp.* .....................................     413,040      9,293,400
Certegy, Inc. .......................................      86,600      3,360,080
Computer Sciences Corp.* ............................     172,300      7,999,889
CSG System International, Inc.* .....................     212,300      4,394,610
DST Systems, Inc.*^ .................................     124,000      5,963,160
ManTech International Corp., Class A*^ ..............     149,798      2,811,708
Tier Technologies, Inc., Class B* ...................      42,017        409,246
                                                                    ------------
                                                                      61,140,785
                                                                    ------------
Office Electronics (0.6%)
Xerox Corp.* ........................................     559,800      8,117,100
                                                                    ------------
Semiconductors & Semiconductor Equipment (1.1%)
Agere Systems, Inc., Class A*^ ......................     335,500        771,650
Agere Systems, Inc., Class B* .......................     322,600        693,590
AMIS Holdings, Inc.*^ ...............................      22,480        380,362
DSP Group, Inc.* ....................................      52,500      1,430,100
Fairchild Semiconductor International, Inc.,
   Class A* .........................................      83,830      1,372,297
Intersil Corp., Class A .............................     236,100      5,113,926
Novellus Systems, Inc.* .............................      81,160      2,551,670
O2Micro International Ltd.*^ ........................      79,300      1,350,479
                                                                    ------------
                                                                      13,664,074
                                                                    ------------
Software (1.6%)
Borland Software Corp.* .............................     214,200      1,818,558
Cadence Design Systems, Inc.* .......................     193,380      2,829,149
Dynamics Research Corp.* ............................      62,707      1,128,162
McAfee, Inc.* .......................................     220,000      3,988,600
Moldflow Corp.* .....................................      87,901        959,879
Pervasive Software, Inc.*^ ..........................     316,700      1,979,375
Reader's Digest Association, Inc. (Non-Voting) ......     237,200   $  3,792,828
Synopsys, Inc.*^ ....................................      71,540      2,033,882
Talx Corp.^ .........................................      78,339      1,913,822
                                                                    ------------
                                                                      20,444,255
                                                                    ------------
   Total Information Technology .....................                226,738,134
                                                                    ------------
Materials (6.3%)
Chemicals (1.9%)
Albemarle Corp. .....................................      42,250      1,337,212
Crompton Corp. ......................................     110,500        696,150
Dow Chemical Co. ....................................      47,500      1,933,250
Ferro Corp.^ ........................................     112,800      3,009,504
Georgia Gulf Corp. ..................................      46,700      1,674,662
Great Lakes Chemical Corp.^ .........................      73,180      1,980,251
Lyondell Chemical Co.^ ..............................     226,300      3,935,357
NOVA Chemicals Corp. ................................      79,800      2,308,614
Olin Corp. ..........................................      61,100      1,076,582
Omnova Solutions, Inc.*^ ............................     275,900      1,682,990
PolyOne Corp.* ......................................     369,800      2,751,312
Sensient Technologies Corp.^ ........................      71,420      1,534,102
                                                                    ------------
                                                                      23,919,986
                                                                    ------------
Construction Materials (0.1%)
Martin Marietta Materials, Inc. .....................      40,000      1,773,200
                                                                    ------------
Containers & Packaging (0.9%)
Anchor Glass Container Corp. ........................      57,176        773,591
Owens-Illinois, Inc.*^ ..............................     397,400      6,660,424
Packaging Corp. of America ..........................     128,700      3,075,930
Smurfit-Stone Container Corp.* ......................      44,400        885,780
                                                                    ------------
                                                                      11,395,725
                                                                    ------------
Metals & Mining (2.8%) Agnico-Eagle Mines Ltd.^ .....     137,000      1,809,770
Alcan, Inc. (New York Exchange) .....................     168,340      6,969,276
Alcan, Inc. (Toronto Exchange) ......................       6,490        267,200
Alcoa, Inc. .........................................     213,300      7,045,299
Arch Coal, Inc.^ ....................................      90,100      3,296,759
Gerdau SA (Preference) (Sponsored ADR)^ .............      46,400        562,368
IPSCO, Inc. .........................................      59,870      1,348,871
Newmont Mining Corp. ................................      64,300      2,492,268
Nucor Corp.^ ........................................      81,380      6,246,729
Phelps Dodge Corp.* .................................      35,800      2,774,858
Steel Dynamics, Inc.*^ ..............................      73,400      2,101,442
                                                                    ------------
                                                                      34,914,840
                                                                    ------------
Paper & Forest Products (0.6%)
Aracruz Celulose S.A. (ADR)^ ........................      37,200      1,214,952
Bowater, Inc. .......................................      40,600      1,688,554
International Paper Co. .............................      51,800      2,315,460
MeadWestvaco Corp. ..................................      88,700      2,606,893
                                                                    ------------
                                                                       7,825,859
                                                                    ------------
   Total Materials ..................................                 79,829,610
                                                                    ------------
Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.3%)
BellSouth Corp. .....................................     101,900      2,671,818
CenturyTel, Inc. ....................................      68,200      2,048,728
Citizens Communications Co.* ........................     289,800      3,506,580
SBC Communications, Inc. ............................     117,300      2,844,525
TELUS Corp. .........................................      12,000        180,257
TELUS Corp. (Non-Voting) ............................      57,360        862,121
Verizon Communications, Inc. ........................      98,000      3,546,620
                                                                    ------------
                                                                      15,660,649
                                                                    ------------
Wireless Telecommunication Services (1.1%)
American Tower Corp., Class A* ......................     261,600      3,976,320
NII Holdings, Inc.*^ ................................     181,700      6,121,473

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Spectrasite, Inc.* ................................      87,800   $    3,794,716
                                                                  --------------
                                                                      13,892,509
                                                                  --------------
   Total Telecommunication Services ...............                   29,553,158
                                                                  --------------
Utilities (2.5%)
Electric Utilities (2.0%)
Edison International ..............................     199,220        5,094,055
Entergy Corp. .....................................      75,980        4,255,640
Exelon Corp. ......................................       4,700          156,463
PG&E Corp.* .......................................     161,240        4,505,046
PPL Corp. .........................................      97,220        4,462,398
TXU Corp. .........................................     178,900        7,247,239
                                                                  --------------
                                                                      25,720,841
                                                                  --------------
Multi-Utilities & Unregulated Power (0.5%)
AES Corp.* ........................................     230,100        2,284,893
NRG Energy, Inc.* .................................       9,400          233,120
Public Service Enterprise Group, Inc. .............      18,810          752,964
SCANA Corp.^ ......................................      50,500        1,836,685
Sierra Pacific Resources*^ ........................     150,000        1,156,500
                                                                  --------------
                                                                       6,264,162
                                                                  --------------
   Total Utilities ................................                   31,985,003
                                                                  --------------
Total Common Stocks (93.2%)
   (Cost $1,066,830,676) ..........................                1,179,204,926
                                                                  --------------
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Six Flags, Inc., 7.25%, 8/15/09^ ..................      22,200          497,280
                                                                  --------------
Financials (0.1%)
Insurance (0.1%)
Hartford Financial Services Group, Inc.,
   6.00%, 11/26/06 ................................       9,400          615,700
                                                                  --------------
Health Care (0.2%)
Health Care Equipment & Supplies (0.2%)
Baxter International, Inc., 7.00%, 2/16/06 ........      42,500        2,420,800
                                                                  --------------
Materials (0.2%)
Containers & Packaging (0.2%)
Owens-Illinois, Inc., 4.75%, 12/31/49 .............      72,000        2,466,000
                                                                  --------------
Utilities (0.3%)
Electric Utilities (0.2%)
Dominion Resources, Inc., 8.75%, 5/15/06 ..........      43,300        2,320,880
                                                                  --------------
Gas Utilities (0.1%)
KeySpan Corp., 8.75%, 5/16/05 .....................      31,700        1,638,890
                                                                  --------------
   Total Utilities ................................                    3,959,770
                                                                  --------------
Total Convertible Preferred Stocks (0.8%)
   (Cost $9,345,207) ..............................                    9,959,550
                                                                  --------------

                                                    Principal
                                                     Amount
                                                  ------------
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.0%)
Leisure Equipment & Products (0.0%)
K2, Inc. 7.38%, 7/1/14 (b) ....................   $     20,000           20,350
                                                                 --------------
Health Care (0.2%)
Health Care Providers & Services (0.2%)
Tenet Healthcare Corp.
   5.38%, 11/15/06^ ...........................   $  1,045,000   $    1,050,225
   6.38%, 12/1/11 .............................      1,455,000        1,273,125
                                                                 --------------
   Total Health Care ..........................                       2,323,350
                                                                 --------------
Information Technology (0.1%)
Electronic Equipment & Instruments (0.1%)
Celestica, Inc.
   7.88%, 7/1/11 ..............................        940,000          958,800
                                                                 --------------
Total Long-Term Debt Securities (0.3%)
   (Cost $3,220,898) ..........................                       3,302,500
                                                                 --------------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreement (5.3%)
J.P. Morgan Securities, Inc.,
   1.00%, dated 6/30/04, due
   7/1/04, to be repurchased at
   $68,001,889 (k) ............................     68,000,000       68,000,000
                                                                 --------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (16.6%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04 ..............................     34,779,764       34,779,764
   1.60%, 7/1/04 ..............................     25,000,000       25,000,000
Credit Suisse First Boston LLC
   1.65%, 7/1/04 ..............................    100,000,000      100,000,000
Deutsche Bank AG
   1.60%, 2/22/05 (l) .........................      7,003,687        7,003,687
General Electric Co.
   1.16%, 10/24/05 (l) ........................      5,004,645        5,004,645
Landesbank Baden Wuerttemberg/London
   1.49%, 11/10/04 ............................      9,999,492        9,999,492
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) .........................     13,000,000       13,000,000
New York Life Insurance Co.
   1.22%, 9/30/04 (l) .........................      5,000,000        5,000,000
National City Bank/Indiana
   1.13%, 11/7/05 (l) .........................      9,993,187        9,993,187
                                                                 --------------
                                                                    209,780,775
                                                                 --------------
Time Deposit (0.1%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ..............................        987,046          987,046
                                                                 --------------
Total Short-Term Debt Securities (22.0%)
   (Amortized Cost $278,767,821) ..............                     278,767,821
                                                                 --------------
Total Investments (116.3%)
   (Cost/Amortized Cost $1,358,164,602) .......                   1,471,234,797
Other Assets Less Liabilities (-16.3%) ........                    (205,639,364)
                                                                 --------------
Net Assets (100%) .............................                  $1,265,595,433
                                                                 ==============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(b)  Illiquid security.

(k) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the statement of net assets (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt
     REIT -- Real Estate Investment Trust

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ..................   $475,431,583
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ..................    408,702,486

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $  146,313,540
Aggregate gross unrealized depreciation ......................      (33,243,345)
                                                                 --------------
Net unrealized appreciation ..................................   $  113,070,195
                                                                 ==============
Federal income tax cost of investments .......................   $1,358,164,602
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $211,550,189. This was secured by collateral of $215,098,015 of which $209,780,775 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $5,317,240 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (15.0%)
Hotels, Restaurants & Leisure (3.5%)
Hilton Hotels Corp. ...............................       297,350   $  5,548,551
McDonald's Corp. ..................................       119,520      3,107,520
Royal Caribbean Cruises Ltd. ......................        31,870      1,383,477
                                                                    ------------
                                                                      10,039,548
                                                                    ------------
Media (5.1%)
Cablevision Systems New York Group, Class A*^ .....        35,390        695,413
Gemstar-TV Guide International, Inc.* .............       326,255      1,566,024
Liberty Media Corp., Class A* .....................       345,924      3,109,857
Time Warner, Inc.* ................................       365,960      6,433,577
Viacom, Inc., Class B .............................        73,490      2,625,063
                                                                    ------------
                                                                      14,429,934
                                                                    ------------
Multiline Retail (1.6%)
Target Corp. ......................................       108,390      4,603,323
                                                                    ------------
Specialty Retail (3.4%)
Home Depot, Inc. ..................................       117,290      4,128,608
Staples, Inc. .....................................       187,865      5,506,323
                                                                    ------------
                                                                       9,634,931
                                                                    ------------
Textiles, Apparel & Luxury Goods (1.4%)
Nike, Inc., Class B ...............................        53,180      4,028,385
                                                                    ------------
   Total Consumer Discretionary ...................                   42,736,121
                                                                    ------------
Consumer Staples (1.2%)
Food & Staples Retailing (1.2%)
Costco Wholesale Corp. ............................        81,660      3,353,776
                                                                    ------------
Energy (3.0%)
Energy Equipment & Services (1.1%)
Halliburton Co. ...................................       101,815      3,080,922
                                                                    ------------
Oil & Gas (1.9%)
Exxon Mobil Corp. .................................       126,315      5,609,649
                                                                    ------------
   Total Energy ...................................                    8,690,571
                                                                    ------------
Financials (10.2%)
Capital Markets (2.2%)
Morgan Stanley ....................................       118,845      6,271,451
                                                                    ------------
Consumer Finance (4.8%)
American Express Co. ..............................       158,970      8,167,878
SLM Corp. .........................................       132,835      5,373,176
                                                                    ------------
                                                                      13,541,054
                                                                    ------------
Diversified Financial Services (1.1%)
Citigroup, Inc. ...................................        68,335      3,177,578
                                                                    ------------
Insurance (1.1%)
Allstate Corp. ....................................        69,630      3,241,276
                                                                    ------------
Thrifts & Mortgage Finance (1.0%)
Fannie Mae ........................................        38,620      2,755,923
                                                                    ------------
   Total Financials ...............................                   28,987,282
                                                                    ------------
Health Care (18.0%)
Biotechnology (7.0%)
Amgen, Inc.* ......................................       155,775      8,500,642
Genentech, Inc.* ..................................       203,910     11,459,742
                                                                    ------------
                                                                      19,960,384
                                                                    ------------
Health Care Equipment & Supplies (3.3%)
Biomet, Inc. ......................................        60,980      2,709,951
Medtronic, Inc. ...................................       138,560      6,750,643
                                                                    ------------
                                                                       9,460,594
                                                                    ------------
Health Care Providers & Services (3.6%)
Caremark Rx, Inc.* ................................       111,530      3,673,798
UnitedHealth Group, Inc. ..........................       106,305   $  6,617,487
                                                                    ------------
                                                                      10,291,285
                                                                    ------------
Pharmaceuticals (4.1%)
Eli Lilly & Co. ...................................        42,045      2,939,366
Pfizer, Inc. ......................................       254,700      8,731,116
                                                                    ------------
                                                                      11,670,482
                                                                    ------------
   Total Health Care ..............................                   51,382,745
                                                                    ------------
Industrials (11.5%)
Aerospace & Defense (2.2%)
United Technologies Corp. .........................        68,400      6,257,232
                                                                    ------------
Air Freight & Logistics (3.7%)
FedEx Corp. .......................................       130,110     10,628,686
                                                                    ------------
Industrial Conglomerates (5.6%)
General Electric Co. ..............................       261,005      8,456,562
Tyco International Ltd. ...........................       227,430      7,537,030
                                                                    ------------
                                                                      15,993,592
                                                                    ------------
   Total Industrials ..............................                   32,879,510
                                                                    ------------
Information Technology (34.3%)
Communications Equipment (7.8%)
Cisco Systems, Inc.* ..............................       446,025     10,570,792
Motorola, Inc. ....................................       441,635      8,059,839
Nokia OYJ (ADR) ...................................       253,545      3,686,544
                                                                    ------------
                                                                      22,317,175
                                                                    ------------
Computers & Peripherals (5.2%)
Dell, Inc.* .......................................       160,605      5,752,871
Lexmark International, Inc., Class A* .............        95,235      9,193,035
                                                                    ------------
                                                                      14,945,906
                                                                    ------------
Electronic Equipment & Instruments (1.2%)
Flextronics International Ltd.* ...................       207,545      3,310,343
                                                                    ------------
Internet Software & Services (3.1%)
Yahoo!, Inc.* .....................................       241,430      8,771,152
                                                                    ------------
Semiconductors & Semiconductor Equipment (6.7%)
Applied Materials, Inc.* ..........................       346,780      6,803,823
Samsung Electronics Co., Ltd. (GDR)^(S) ...........        29,465      6,081,700
Texas Instruments, Inc. ...........................       259,105      6,265,159
                                                                    ------------
                                                                      19,150,682
                                                                    ------------
Software (10.3%)
Electronic Arts, Inc.* ............................       157,805      8,608,263
Intuit, Inc.* .....................................        70,915      2,735,901
Microsoft Corp. ...................................       629,520     17,979,091
                                                                    ------------
                                                                      29,323,255
                                                                    ------------
   Total Information Technology ...................                   97,818,513
                                                                    ------------
Materials (1.4%)
Metals & Mining (1.4%)
Rio Tinto plc (ADR)^ ..............................        42,165      4,134,278
                                                                    ------------
Total Common Stocks (94.6%)
   (Cost $238,733,712) ............................                  269,982,796
                                                                    ------------

                                                       Principal
                                                        Amount
                                                      -----------
SHORT-TERM DEBT SECURITIES:
Government Security (5.6%)
Federal Home Loan Bank
   (Discount Note), 7/1/04 ........................   $15,900,000     15,899,448
                                                                    ------------

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal       Value
                                                        Amount       (Note 1)
--------------------------------------------------------------------------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (2.1%)
Cantor Fitzgerald Securities 1.54%, 7/1/04 ........   $2,846,246   $  2,846,246
Goldman Sachs Group LP 1.68%, 12/8/04 (l) .........    1,000,000      1,000,000
Merrill Lynch & Co., Inc. 1.75%, 7/1/04 ...........    2,000,000      2,000,000
                                                                   ------------
                                                                      5,846,246
                                                                   ------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ..................................       92,536         92,536
                                                                   ------------
Total Short-Term Debt Securities (7.7%)
   (Amortized Cost $21,838,230) ...................                  21,838,230
                                                                   ------------
Total Investments (102.3%)
   (Cost /Amortized Cost $260,571,942) ............                 291,821,026
Other Assets Less Liabilities (-2.3%) .............                  (6,530,705)
                                                                   ------------
Net Assets (100%) .................................                $285,290,321
                                                                   ============

*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $6,081,700 or 2.13% of net assets.

(b)  Illiquid security.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt
     GDR -- Global Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ...................   $98,023,228
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ...................    92,018,640

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 38,213,677
Aggregate gross unrealized depreciation ........................     (6,964,593)
                                                                   ------------
Net unrealized appreciation ....................................   $ 31,249,084
                                                                   ============
Federal income tax cost of investments .........................   $260,571,942
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value $5,810,155. This was secured by collateral of $5,846,246 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $64,176,553, of which $13,785,183 expires in the year 2009, $32,100,001 expires in the year 2010, and $18,291,369 expires in the year 2011.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Principal       Value
                                                          Amount       (Note 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (2.5%)
Automobiles (1.0%)
DaimlerChrysler NA Holdings Corp.
   1.88%, 5/24/06 (l) ..............................   $ 2,000,000   $ 2,005,602
   7.20%, 9/1/09 ...................................     1,000,000     1,088,554
Ford Motor Co.
   7.45%, 7/16/31^ .................................       125,000       119,152
Ford Motor Credit Co.
   7.88%, 6/15/10 ..................................     1,675,000     1,822,505
General Motors Corp.
   7.20%, 1/15/11^ .................................       845,000       885,387
   8.25%, 7/15/23^ .................................     1,070,000     1,120,559
   8.38%, 7/15/33^ .................................     4,075,000     4,313,355
                                                                     -----------
                                                                      11,355,114
                                                                     -----------
Household Durables (0.4%)
Centex Corp.
   5.70%, 5/15/14 ..................................     1,805,000     1,766,238
Pulte Homes, Inc.
   5.25%, 1/15/14^ .................................     1,875,000     1,770,386
Toll Brothers, Inc.
   5.95%, 9/15/13 ..................................     1,160,000     1,164,768
                                                                     -----------
                                                                       4,701,392
                                                                     -----------
Media (1.1%)
AOL Time Warner, Inc.
   7.63%, 4/15/31 ..................................     1,150,000     1,244,462
Comcast Cable Communications Holdings
   8.38%, 3/15/13 ..................................     4,472,000     5,249,882
Comcast Corp.
   5.30%, 1/15/14^ .................................       150,000       144,387
Liberty Media Corp.
   8.25%, 2/1/30 ...................................       360,000       410,168
News America, Inc.
   7.25%, 5/18/18^ .................................       825,000       909,735
   7.28%, 6/30/28 ..................................        60,000        64,954
TCI Communications, Inc.
   7.88%, 8/1/13 ...................................       820,000       934,188
   8.75%, 8/1/15 ...................................       595,000       716,778
Time Warner Entertainment LP
   8.38%, 3/15/23^ .................................       715,000       834,379
Time Warner, Inc.
   7.70%, 5/1/32 ...................................     1,435,000     1,567,623
                                                                     -----------
                                                                      12,076,556
                                                                     -----------
   Total Consumer Discretionary ....................                  28,133,062
                                                                     -----------
Consumer Staples (0.3%)
Beverages (0.1%)
SABMiller plc
   6.63%, 8/15/33(S)................................       735,000       767,628
                                                                     -----------
Food & Staples Retailing (0.2%)
Safeway, Inc.
   4.13%, 11/1/08 ..................................     3,030,000     2,965,888
                                                                     -----------
   Total Consumer Staples...........................                   3,733,516
                                                                     -----------
Energy (1.0%)
Energy Equipment & Services (0.2%)
Halliburton Co.
   5.50%, 10/15/10 .................................     1,905,000     1,927,269
Transocean, Inc.
   6.63%, 4/15/11^ .................................       545,000       594,690
                                                                     -----------
                                                                       2,521,959
                                                                     -----------
Oil & Gas (0.8%)
Anadarko Finance Co.
   7.50%, 5/1/31 ...................................       280,000       318,809
BP Capital Markets plc
   2.75%, 12/29/06^ ................................     2,455,000     2,423,736
Canadian Natural Resources Ltd.
   7.20%, 1/15/32 ..................................   $   815,000   $   899,544
Husky Energy, Inc.
   6.15%, 6/15/19 ..................................     1,400,000     1,405,779
Kerr-McGee Corp.
   6.95%, 7/1/24 ...................................     1,515,000     1,510,117
Norsk Hydro ASA
   7.25%, 9/23/27 ..................................     1,205,000     1,357,201
Pemex Project Funding Master Trust
   8.63%, 2/1/22 ...................................       992,000     1,031,680
                                                                     -----------
                                                                       8,946,866
                                                                     -----------
   Total Energy ....................................                  11,468,825
                                                                     -----------
Financials (17.5%)
Capital Markets (2.5%)
Bear Stearns Cos., Inc.
   1.30%, 1/16/07 (l) ..............................     5,120,000     5,120,092
Goldman Sachs Capital I
   6.35%, 2/15/34 ..................................     2,510,000     2,357,073
Goldman Sachs Group, Inc.
   1.47%, 2/21/06 (l) ..............................     1,625,000     1,627,862
   1.31%, 7/28/06 (l) ..............................     4,650,000     4,649,953
   1.43%, 8/18/06 (l) ..............................       500,000       500,932
   6.60%, 1/15/12 ..................................     1,105,000     1,189,078
   5.70%, 9/1/12 ...................................       390,000       395,610
   4.75%, 7/15/13 ..................................     1,420,000     1,333,951
Merrill Lynch & Co., Inc.
   1.87%, 6/13/05 (l) ..............................     1,625,000     1,629,175
   1.70%, 12/22/06 (l)^ ............................     2,150,000     2,153,008
Morgan Stanley
   1.28%, 1/12/07 (l)^ .............................     5,095,000     5,099,876
   4.75%, 4/1/14 ...................................     1,980,000     1,826,790
                                                                     -----------
                                                                      27,883,400
                                                                     -----------
Commercial Banks (6.0%)
Abbey National Capital Trust I
   8.96%, 12/31/49 (l) .............................       510,000       636,011
ABN Amro North American Holding Capital
   6.52%, 12/29/49 (l)(S)...........................     2,770,000     2,920,325
ANZ Capital Trust I
   5.36%, 12/31/49^(S)..............................     4,310,000     4,123,045
Cadets Trust
   4.80%, 7/15/13(S)................................     1,350,000     1,263,637
Danske Bank A/S
   5.91%, 12/31/49 (l)(S)...........................     3,015,000     3,031,070
Den Norske Bank ASA
   7.73%, 6/30/49 (l)(S)............................       510,000       580,950
HBOS Capital Funding LP
   6.07%, 12/29/49 (l)(S)...........................     2,240,000     2,248,944
HBOS plc
   5.38%, 12/29/49 (l)(S)...........................     3,185,000     3,069,416
HSBC Capital Funding LP
   4.61%, 12/31/49 (l)(S)...........................     3,635,000     3,295,269
   9.55%, 12/31/49 (l)^(S)..........................     2,105,000     2,569,249
Industrial Bank of Korea
   4.00%, 5/19/14 (l)(S)............................     1,475,000     1,379,786
KBC Bank Fund Trust III
   9.86%, 11/30/49 (l)(S)...........................     1,725,000     2,109,858
Mizuho Financial Group Cayman Ltd.
   5.79%, 4/15/14^(S)...............................     2,060,000     2,024,955
Nordbanken AB
   8.95%, 12/31/49 (l)(S)...........................     1,275,000     1,511,497
Northern Rock plc
   5.60%, 12/31/49(S)...............................     3,255,000     3,162,623
Popular North America, Inc.
   4.70%, 6/30/09 ..................................     2,975,000     2,977,600

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal        Value
                                                         Amount       (Note 1)
--------------------------------------------------------------------------------
Rabobank Capital Fund II
   5.26%, 12/31/49 (l)(S) .........................   $ 1,985,000   $  1,920,851
RBS Capital Trust I
   4.71%, 12/29/49 (l) ............................     4,650,000      4,287,184
RBS Capital Trust II
   6.43%, 12/29/49 (l) ............................     1,130,000      1,081,750
Royal Bank of Scotland Group plc
   7.65%, 8/31/49 (l) .............................       240,000        269,459
Skandinaviska Enskilda Banken AB
   4.96%, 12/31/49 (l)(S) .........................     2,655,000      2,481,974
Standard Chartered Bank
   8.00%, 5/30/31(S) ..............................     1,495,000      1,767,346
SunTrust Banks, Inc.
   2.50%, 11/1/06 .................................     3,325,000      3,257,586
Swedbank AB
   9.00%, 12/31/49 (l)(S) .........................       780,000        928,457
US Bank NA
   2.85%, 11/15/06 ................................     4,360,000      4,353,316
Wells Fargo & Co.
   1.62%, 3/23/07 (l) .............................     2,865,000      2,865,367
Westpac Banking Corp.
   1.35%, 5/25/07 (l)(S) ..........................     2,000,000      1,997,790
Westpac Capital Trust III
   5.82%, 12/31/49 (l)(S) .........................     2,865,000      2,846,349
Westpac Capital Trust IV
   5.26%, 12/29/49(S) .............................     2,125,000      1,957,635
                                                                    ------------
                                                                      66,919,299
                                                                    ------------
Consumer Finance (2.9%)
American General Finance Corp.
   3.00%, 11/15/06 ................................     3,820,000      3,774,618
   4.50%, 11/15/07 ................................       355,000        360,590
   5.38%, 10/1/12 .................................     2,065,000      2,068,170
Ford Motor Credit Co.
   7.38%, 10/28/09 ................................     4,395,000      4,690,458
   7.00%, 10/1/13^ ................................     6,645,000      6,707,902
General Motors Acceptance Corp.
   2.14%, 5/18/06 (l)^ ............................     1,800,000      1,803,371
   2.04%, 1/16/07 (l)^ ............................     5,120,000      5,134,326
   7.25%, 3/2/11 ..................................     1,365,000      1,432,613
   7.00%, 2/1/12 ..................................       525,000        539,704
   8.00%, 11/1/31 .................................       310,000        317,622
Household Finance Corp.
   1.33%, 2/9/07 (l) ..............................     1,700,000      1,702,832
John Deere Capital Corp.
   1.61%, 3/16/06 (l) .............................     3,150,000      3,150,164
                                                                    ------------
                                                                      31,682,370
                                                                    ------------
Diversified Financial Services (4.1%)
CIT Group, Inc.
   1.25%, 4/19/06 (l) .............................     2,250,000      2,248,648
   1.77%, 6/19/06 (l) .............................     4,650,000      4,658,807
   1.48%, 5/18/07 (l) .............................     2,500,000      2,497,030
Citigroup, Inc.
   1.68%, 3/20/06 (l) .............................     3,250,000      3,256,471
Credit Suisse First Boston USA, Inc.
   5.13%, 1/15/14^ ................................     1,630,000      1,575,230
Fund American Cos., Inc.
   5.88%, 5/15/13 .................................     1,555,000      1,551,689
General Electric Capital Corp.
   5.88%, 2/15/12 .................................     2,735,000      2,868,350
   5.45%, 1/15/13 .................................     2,400,000      2,433,370
   6.75%, 3/15/32 .................................     1,110,000      1,193,267
Mantis Reef Ltd.
   4.69%, 11/14/08(S) .............................       435,000        429,638
National Rural Utilities Cooperative Finance
   3.88%, 2/15/08 .................................     1,185,000      1,181,645
National Rural Utilities Corp.
   7.25%, 3/1/12 ..................................   $   815,000   $    925,523
Pricoa Global Funding I
   3.90%, 12/15/08(S) .............................     4,540,000      4,457,649
Prudential Holdings LLC
   8.70%, 12/18/23(S) .............................       945,000      1,134,454
Structured Products Asset Return Trust
   1.92%, 5/23/05 (l)(S) ..........................    13,640,000     13,640,000
UFJ Finance Aruba AEC
   6.75%, 7/15/13 .................................     1,395,000      1,442,526
                                                                    ------------
                                                                      45,494,297
                                                                    ------------
Insurance (1.4%)
Ace INA Holdings, Inc.
   5.88%, 6/15/14^ ................................     1,710,000      1,729,993
Arch Capital Group Ltd.
   7.35%, 5/1/34 ..................................     1,340,000      1,348,869
Assurant, Inc.
   5.63%, 2/15/14^(S) .............................       515,000        505,627
   6.75%, 2/15/34(S) ..............................       675,000        667,991
Genworth Financial, Inc.
   5.75%, 6/15/14 .................................     1,720,000      1,736,951
   6.50%, 6/15/34 .................................       650,000        654,251
Hartford Life, Inc.
   7.38%, 3/1/31^ .................................       145,000        166,229
ING Capital Funding Trust III
   8.44%, 12/29/49 (l) ............................     1,270,000      1,475,062
Liberty Mutual Group
   5.75%, 3/15/14(S) ..............................     3,425,000      3,305,289
Monumental Global Funding II
   3.90%, 6/15/09(S) ..............................     2,735,000      2,663,395
Nationwide Financial Services, Inc.
   6.25%, 11/15/11 ................................       175,000        186,677
   5.90%, 7/1/12 ..................................       485,000        504,063
QBE Insurance Group Ltd.
   5.65%, 7/1/23 (l)(S) ...........................     1,005,000        956,047
                                                                    ------------
                                                                      15,900,444
                                                                    ------------
Real Estate (0.1%)
Socgen Real Estate Co. LLC
   7.64%, 12/31/49 (l)(S) .........................     1,250,000      1,379,871
                                                                    ------------
Thrifts & Mortgage Finance (0.5%)
Countrywide Home Loans, Inc.
   1.40%, 2/17/06 (l) .............................     3,575,000      3,574,575
Independence Community Bank Corp.
   3.75%, 4/1/14 (l) ..............................     2,330,000      2,216,976
                                                                    ------------
                                                                       5,791,551
                                                                    ------------
   Total Financials ...............................                  195,051,232
                                                                    ------------
Health Care (0.6%)
Health Care Equipment & Supplies (0.2%)
Hospira, Inc.
   4.95%, 6/15/09(S) ..............................     1,985,000      1,996,162
                                                                    ------------
Health Care Providers & Services (0.3%)
Pennsylvania Mutual Life Insurance Co.
   6.65%, 6/15/34(S) ..............................     1,510,000      1,502,210
UnitedHealth Group, Inc.
   3.30%, 1/30/08 .................................     2,140,000      2,091,719
                                                                    ------------
                                                                       3,593,929
                                                                    ------------
Pharmaceuticals (0.1%)
Wyeth
   6.45%, 2/1/24 ..................................     1,055,000      1,003,245
                                                                    ------------
   Total Health Care ..............................                    6,593,336
                                                                    ------------
Industrials (0.6%)
Aerospace & Defense (0.2%)
Bombardier, Inc.
   6.30%, 5/1/14^(S) ..............................       765,000        649,751

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Principal      Value
                                                          Amount       (Note 1)
--------------------------------------------------------------------------------
General Dynamics Corp.
   2.13%, 5/15/06^ ..................................   $1,900,000   $ 1,868,924
                                                                     -----------
                                                                       2,518,675
                                                                     -----------
Commercial Services & Supplies (0.1%)
Cendant Corp.
   7.13%, 3/15/15 ...................................    1,535,000     1,681,084
                                                                     -----------
Industrial Conglomerates (0.3%)
General Electric Co.
   5.00%, 2/1/13 ....................................    1,310,000     1,289,267
Hutchison Whampoa International Ltd.
   6.25%, 1/24/14(S) ................................    1,610,000     1,560,850
                                                                     -----------
                                                                       2,850,117
                                                                     -----------
Road & Rail (0.0%)
Union Pacific Corp.
   6.63%, 2/1/29 ....................................      230,000       236,286
                                                                     -----------
   Total Industrials ................................                  7,286,162
                                                                     -----------
Materials (0.3%)
Chemicals (0.2%)
Dow Chemical Co.
   7.38%, 11/1/29 ...................................      420,000       456,993
ICI Wilmington, Inc.
   5.63%, 12/1/13 ...................................    2,100,000     2,052,727
                                                                     -----------
                                                                       2,509,720
                                                                     -----------
Paper & Forest Products (0.1%)
International Paper Co.
   5.85%, 10/30/12 ..................................      795,000       807,469
                                                                     -----------
   Total Materials ..................................                  3,317,189
                                                                     -----------
Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.4%)
British Telecommunications plc
   8.38%, 12/15/10 ..................................      995,000     1,161,976
Deutsche Telekom International Finance BV
   8.50%, 6/15/10 ...................................      785,000       917,318
   8.25%, 6/15/30 ...................................    1,380,000     1,679,648
France Telecom S.A.
   8.75%, 3/1/11 ....................................      525,000       608,381
   9.50%, 3/1/31 ....................................    1,690,000     2,120,984
Sprint Capital Corp.
   6.90%, 5/1/19 ....................................    1,145,000     1,151,819
   8.75%, 3/15/32 ...................................    1,550,000     1,806,184
Telecom Italia Capital S.A.
   4.00%, 11/15/08^(S) ..............................    1,685,000     1,655,250
Verizon Global Funding Corp.
   7.38%, 9/1/12^ ...................................      830,000       933,556
   7.75%, 12/1/30^ ..................................    1,240,000     1,392,743
Verizon New York, Inc.
   6.88%, 4/1/12^ ...................................    1,445,000     1,549,203
                                                                     -----------
                                                                      14,977,062
                                                                     -----------
Wireless Telecommunication Services (0.3%)
AT&T Wireless Services, Inc.
   8.13%, 5/1/12 ....................................    1,270,000     1,468,312
   8.75%, 3/1/31 ....................................    1,710,000     2,084,779
                                                                     -----------
                                                                       3,553,091
                                                                     -----------
   Total Telecommunication Services .................                 18,530,153
                                                                     -----------
Utilities (3.3%)
Electric Utilities (2.2%)
AEP Texas Central Co.
   5.50%, 2/15/13 ...................................    1,735,000     1,736,421
Alabama Power Co.
   2.80%, 12/1/06 ...................................    1,580,000     1,558,992
Arizona Public Service Co.
   4.65%, 5/15/15 ...................................      915,000       829,862
Columbus Southern Power Co.
   5.50%, 3/1/13^ ...................................   $  590,000   $   592,897
Consolidated Edison, Inc.
   5.63%, 7/1/12 ....................................      905,000       936,621
Dominion Resources, Inc.
   8.13%, 6/15/10 ...................................    1,695,000     1,956,033
   5.00%, 3/15/13 ...................................       10,000         9,553
   6.75%, 12/15/32 ..................................       50,000        50,224
   6.30%, 3/15/33^ ..................................       90,000        85,493
DTE Energy Co.
   6.38%, 4/15/33 ...................................    1,675,000     1,568,592
Pacific Gas & Electric Co.
   2.30%, 4/3/06 (l) ................................    2,840,000     2,841,712
   4.20%, 3/1/11 ....................................    1,525,000     1,452,105
   4.80%, 3/1/14 ....................................    1,680,000     1,591,867
Pacificorp
   4.30%, 9/15/08 ...................................    1,550,000     1,549,975
Pepco Holdings, Inc.
   6.45%, 8/15/12 ...................................      890,000       921,871
   7.45%, 8/15/32 ...................................    1,000,000     1,058,207
Southern California Edison Co.
   5.00%, 1/15/14 ...................................    1,145,000     1,113,964
   6.00%, 1/15/34 ...................................      675,000       646,773
Texas Utilities Electric Co.
   6.25%, 10/1/04 ...................................      200,000       202,075
TXU Energy Co.
   7.00%, 3/15/13 ...................................    2,270,000     2,471,919
Virginia Electric & Power Co.
   4.50%, 12/15/10 ..................................    1,485,000     1,451,041
                                                                     -----------
                                                                      24,626,197
                                                                     -----------
Gas Utilities (0.5%)
Kinder Morgan Energy Partners LP
   7.40%, 3/15/31 ...................................    1,515,000     1,614,326
   7.30%, 8/15/33 ...................................      490,000       516,964
NiSource Finance Corp.
   6.15%, 3/1/13 ....................................    3,090,000     3,201,435
                                                                     -----------
                                                                       5,332,725
                                                                     -----------
Multi-Utilities & Unregulated Power (0.6%)
Duke Capital LLC
   6.25%, 2/15/13^ ..................................    4,025,000     4,080,678
PSEG Power LLC
   5.50%, 12/1/15 ...................................    2,685,000     2,565,080
                                                                     -----------
                                                                       6,645,758
                                                                     -----------
   Total Utilities ..................................                 36,604,680
                                                                     -----------
Government Securities (51.1%)
Foreign Governments (0.6%)
United Mexican States
   6.38%, 1/16/13 ...................................    1,000,000       998,000
   5.88%, 1/15/14^ ..................................    2,230,000     2,143,030
   11.50%, 5/15/26 ..................................      935,000     1,310,870
   8.30%, 8/15/31 ...................................    2,605,000     2,728,738
                                                                     -----------
                                                                       7,180,638
                                                                     -----------
Municipal Bonds (0.8%)
California State Department of Transportation
   Federal Highway
   5.00%, 2/1/14 ....................................    1,660,000     1,786,044
Chicago, Illinois Board of Education
   5.00%, 12/1/14 ...................................      170,000       182,038
   5.00%, 12/1/15 ...................................      340,000       360,529
   5.00%, 12/1/16 ...................................      645,000       680,610
   5.00%, 12/1/17 ...................................      440,000       461,278
   5.00%, 12/1/18 ...................................      410,000       433,259

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal        Value
                                                        Amount        (Note 1)
--------------------------------------------------------------------------------
Colorado Department of Transportation,
   Series A
   5.00%, 12/15/16 ...............................   $    530,000   $    563,485
   Series B
   5.00%, 12/15/14 ...............................        170,000        182,973
   5.00%, 12/15/15 ...............................      1,015,000      1,086,872
South Carolina State Public Service Authority,
   Series A
   5.00%, 1/1/14 .................................         65,000         69,901
   5.00%, 1/1/15 .................................         95,000        101,468
   5.00%, 1/1/16 .................................        165,000        174,636
   5.00%, 1/1/17 .................................        270,000        283,827
   5.00%, 1/1/18 .................................        380,000        396,450
   5.00%, 1/1/19 .................................        260,000        269,417
State of New Jersey Variable Purpose Bond
   5.00%, 4/1/14 .................................        345,000        371,279
   5.00%, 4/1/15 .................................        360,000        387,421
   5.00%, 4/1/16 .................................        370,000        395,105
   5.00%, 4/1/17 .................................        385,000        408,266
State of Ohio,
   Series A
   5.00%, 6/15/14 ................................        135,000        145,238
   5.00%, 6/15/16 ................................        155,000        163,762
                                                                    ------------
                                                                       8,903,858
                                                                    ------------
U.S. Government Agencies (35.9%)
Federal Home Loan Bank
   1.63%, 6/15/05^ ...............................      1,085,000      1,079,131
Federal Home Loan Mortgage Corp.
   6.25%, 7/15/32^ ...............................      1,635,000      1,722,216
   5.50%, 7/15/34 TBA ............................     25,739,000     25,618,335
   6.00%, 8/15/34 TBA ............................     36,000,000     36,607,500
Federal National Mortgage Association
   3.25%, 8/15/08^ ...............................     12,275,000     11,946,558
   7.13%, 1/15/30^ ...............................      8,710,000     10,146,923
   7.25%, 5/15/30^ ...............................         85,000        100,502
   5.00%, 7/25/19 TBA ............................     65,000,000     65,060,970
   5.00%, 8/25/19 TBA ............................     28,000,000     27,930,000
   5.50%, 7/25/34 TBA ............................    103,000,000    102,485,000
   6.00%, 8/25/34 TBA ............................     42,000,000     42,695,604
Government National Mortgage Association
   5.50%, 7/15/34 TBA ............................     28,400,000     28,346,750
   6.00%, 7/15/34 TBA ............................     46,000,000     47,092,500
                                                                    ------------
                                                                     400,831,989
                                                                    ------------
U.S. Treasuries (13.8%)
U.S. Treasury Bonds
   8.88%, 2/15/19^ ...............................      8,745,000     12,107,724
   7.25%, 8/15/22^ ...............................      3,000,000      3,675,936
   6.38%, 8/15/27^ ...............................     16,135,000     18,211,752
   6.25%, 5/15/30^ ...............................      1,300,000      1,455,542
   5.38%, 2/15/31^ ...............................      6,400,000      6,454,752
U.S. Treasury Notes
   1.88%, 1/31/06^ ...............................        805,000        797,328
   2.38%, 8/15/06^ ...............................     33,190,000     32,906,060
   2.63%, 11/15/06^ ..............................      4,735,000      4,702,077
   3.13%, 4/15/09^ ...............................     48,905,000     47,516,196
   3.88%, 5/15/09^ ...............................     15,830,000     15,883,173
   4.00%, 6/15/09^ ...............................      1,310,000      1,321,207
   4.75%, 5/15/14^ ...............................      8,305,000      8,391,621
                                                                    ------------
                                                                     153,423,368
                                                                    ------------
   Total Government Securities                                       570,339,853
                                                                    ------------
Asset-Backed Securities (37.1%)
Asset Backed Securities (23.4%)
American Express Credit Account Master Trust,
   Series 02-1 A
   1.35%, 9/15/09 (l) ............................      3,335,000      3,341,046
   Series 03-4 A
   1.69%, 1/15/09 ................................   $    480,000   $    467,484
   Series 04-C C
   1.76%, 2/15/12 (l)(S) .........................      5,250,000      5,233,594
AmeriCredit Auto Receivables Trust,
   Series 03-CF A3
   2.75%, 10/9/07 ................................      1,110,000      1,110,387
   Series 03-CF A4
   3.48%, 5/6/10 .................................      1,770,000      1,770,147
   Series 03-DM A3B
   1.37%, 12/6/07 (l) ............................      4,430,000      4,441,243
   Series 03-DM A4
   2.84%, 8/6/10 .................................      2,395,000      2,358,955
   Series 04-BM A4
   2.67%, 3/7/11 .................................      3,555,000      3,442,247
Capital Auto Receivables Asset Trust,
   Series 03-1 A3A
   2.75%, 4/16/07 ................................      1,500,000      1,497,269
   Series 03-2 A3B
   1.28%, 2/15/07 (l) ............................      4,005,000      4,005,833
   Series 03-2 A4A
   1.96%, 1/15/09 ................................      3,175,000      3,070,734
Capital One Auto Finance Trust,
   Series 03-B A4
   3.18%, 9/15/10 ................................      1,400,000      1,377,733
   Series 04-A A4
   1.20%, 3/15/11 (l) ............................      3,000,000      2,998,907
Capital One Master Trust,
   Series 00-4 C
   2.04%, 8/15/08 (l)(S) .........................      3,570,000      3,576,136
Capital One Multi-Asset Execution Trust,
   Series 03-A
   2.34%, 12/15/10 (l)(S) ........................     10,240,000     10,585,600
   Series 03-A4 A4
   3.65%, 7/15/11 ................................      1,590,000      1,556,574
Carss Finance LP,
   Series 04- B1
   1.52%, 1/15/11 (l)(S) .........................      1,095,000      1,095,342
   Series 04- B2
   2.19%, 1/15/11 (l)(S) .........................      1,820,000      1,815,450
Citibank Credit Card Issuance Trust,
   Series 00-A1 A1
   6.90%, 10/15/07 ...............................      4,000,000      4,215,052
   Series 01-A6 A6
   5.65%, 6/16/08 ................................      1,675,000      1,755,423
   Series 03-A2 A2
   2.70%, 1/15/08 ................................      8,000,000      7,983,168
   Series 03-A5 A5
   2.50%, 4/7/08 .................................      9,250,000      9,171,100
   Series 03-A6 A6
   2.90%, 5/17/10 ................................      5,500,000      5,287,412
   Series 03-C2 C2
   2.55%, 3/20/08 (l) ............................      5,000,000      5,051,286
Citigroup Mortgage Loan Trust, Inc.,
   Series 03-HE3 A
   1.68%, 12/25/33 (l) ...........................      3,706,043      3,718,424
COMED Transitional Funding Trust,
   Series 98-1 A6
   5.63%, 6/25/09 ................................      2,370,000      2,482,626
Countrywide Asset-Backed Certificates,
   Series 04-1 3A
   1.58%, 4/25/34 (l) ............................      1,811,994      1,814,299
   Series 04-1 M1
   1.80%, 3/25/34 (l) ............................      1,570,000      1,576,014
   Series 04-1 M2
   1.85%, 3/25/34 (l) ............................      1,190,000      1,192,968
   Series 04-BC1 A1
   1.53%, 4/25/34 (l) ............................      7,260,222      7,263,436

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal        Value
                                                        Amount        (Note 1)
--------------------------------------------------------------------------------
Countrywide Home Equity Loan Trust,
   Series 03-5 AF3
   3.61%, 4/25/30 .................................   $ 2,395,000   $  2,386,999
   Series 03-5 MF1
   5.41%, 1/25/34 .................................     2,170,000      2,135,763
DaimlerChrysler Auto Trust,
   Series 03-A A4
   2.88%, 10/8/09 .................................     1,235,000      1,226,472
DaimlerChrysler Master Owner Trust,
   Series 03-A A4
   1.29%, 2/15/08 (l) .............................     8,010,000      8,013,681
Discover Card Master Trust I,
   Series 02-5 A
   1.29%, 5/16/07 (l) .............................     2,950,000      2,950,992
Ford Credit Auto Owner Trust,
   Series 02-A B
   4.79%, 11/15/06 ................................     7,000,000      7,156,377
   Series 03-B A4
   2.41%, 8/15/07 .................................    11,750,000     11,600,653
GS Mortgage Securities Corp. II,
   Series 03-GSFL VI A1
   1.39%, 11/15/15 (l)(S) .........................     4,883,094      4,885,412
Honda Auto Receivables Owner Trust,
   Series 03-1 A4
   2.48%, 7/18/08 .................................     2,000,000      1,982,581
Household Automotive Trust,
   Series 03-1 A4
   2.22%, 11/17/09 ................................     9,115,000      8,939,370
Long Beach Mortgage Loan Trust,
   Series 03-3 A
   1.62%, 7/25/33 (l) .............................     9,800,928      9,813,376
   Series 03-4 AV3
   1.64%, 8/25/33 (l) .............................     1,881,105      1,884,238
   Series 03-4 M1
   1.98%, 8/25/33 (l) .............................     5,500,000      5,541,235
   Series 04-1 A3
   1.60%, 2/25/34 (l) .............................     7,674,622      7,680,447
   Series 04-1 M1
   1.80%, 2/25/34 (l) .............................     2,200,000      2,206,023
   Series 04-1 M2
   1.85%, 2/25/34 (l) .............................     1,475,000      1,476,787
   Series 04-3 A3
   1.41%, 7/25/34 (l) .............................     1,750,000      1,748,906
   Series 04-3 M1
   1.72%, 7/25/34 (l) .............................     1,750,000      1,749,727
M&I Auto Loan Trust,
   Series 03-1 A4
   2.97%, 4/20/09 .................................     1,735,000      1,712,816
MBNA Credit Card Master Note Trust,
   Series 01-C2 C2
   2.39%, 12/15/13 (l)(S) .........................     3,725,000      3,819,012
Metris Master Trust,
   Series 04-1 A
   1.56%, 4/20/11 (l) .............................     3,100,000      3,099,107
Morgan Stanley Auto Loan Trust,
   Series 03-HB1 A2
   2.17%, 4/15/11 .................................     2,540,000      2,483,340
Onyx Acceptance Auto Trust,
   Series 03-B A4
   2.45%, 3/15/10 .................................     6,750,000      6,600,442
   Series 03-C A4
   2.66%, 5/17/10 .................................     2,455,000      2,407,318
Option One Mortgage Loan Trust,
   Series 03-1 A2
   1.72%, 2/25/33 (l) .............................     3,188,205      3,199,062
   Series 03-5 A2
   1.62%, 8/25/33 (l) .............................     2,078,593      2,080,971
   Series 04-1 M1
   1.90%, 1/25/34 (l) .............................   $ 4,700,000   $  4,697,821
PECO Energy Transition Trust,
   Series 00-A A3
   7.63%, 3/1/10^ .................................     1,300,000      1,478,022
   Series 99-A A4
   5.80%, 3/1/07 ..................................       312,839        318,802
PSE&G Transition Funding LLC,
   Series 01-1 A6
   6.61%, 6/15/15 .................................     2,975,000      3,286,710
Residential Asset Securities Corp.,
   Series 02-KS4 AIIB
   1.55%, 7/25/32 (l) .............................     1,351,641      1,351,640
   Series 03-KS9 A2B
   1.62%, 11/25/33 (l) ............................     3,208,636      3,212,370
Sears Credit Account Master Trust,
   Series 01-1 A
   1.42%, 2/15/10 (l) .............................     6,000,000      5,995,904
SLM Student Loan Trust,
   Series 03-11 A5
   2.99%, 12/15/22(S) .............................     5,775,000      5,724,584
   Series 03-12 A2
   1.57%, 12/17/12 (l) ............................     7,600,000      7,603,209
Triad Auto Receivables Owner Trust,
   Series 03-B A4
   3.20%, 12/13/10 ................................     2,200,000      2,165,108
Wachovia Asset Securitization, Inc.,
   Series 02-HE2 A
   1.73%, 12/25/32 (l) ............................     2,561,180      2,570,668
   Series 03-HE3 A
   1.35%, 11/25/33 (l) ............................     6,626,844      6,622,588
WFS Financial Owner Trust,
   Series 03-4 A4
   3.15%, 5/20/11 .................................     2,200,000      2,177,357
                                                                    ------------
                                                                     261,241,779
                                                                    ------------
Non-Agency (13.7%)
Banc of America Commercial Mortgage, Inc.,
   Series 03-2 A4
   5.06%, 3/11/41^ ................................     6,450,000      6,346,339
Bank of America Mortgage Securities,
   Series 02-K 1A1
   6.45%, 10/20/32 (l) ............................       482,563        506,165
Bear Stearns Commercial Mortgage Securities,
   Series 03-T12 A4
   4.68%, 8/13/39^ ................................     8,200,000      7,866,796
Countrywide Home Loan Mortgage Pass-Through Trust,
   Series 03-29 A1
   5.50%, 8/25/33 .................................     5,522,213      5,604,493
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 01-CK1 A3
   6.38%, 12/16/35 ................................     6,885,000      7,426,891
   Series 02-CKN2 A3
   6.13%, 4/15/37 .................................     3,000,000      3,187,471
   Series 03-C4 A4
   5.14%, 8/15/36^ ................................     5,870,000      5,809,869
   Series 03-C5 A4
   4.90%, 12/15/36 ................................     7,820,000      7,588,953
First Union - Lehman Brothers - Bank of America,
   Series 98-C2 A2
   6.56%, 11/18/35^ ...............................     1,805,000      1,947,727
First Union Commercial Mortgage Trust,
   Series 99-C1 A1
   5.73%, 10/15/35 ................................       736,868        757,475
GE Capital Commercial Mortgage Corp.,
   Series 02-1A A3
   6.27%, 12/10/35 ................................     4,665,000      5,004,757

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                     Principal         Value
                                                       Amount        (Note 1)
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
   Series 98-C2 A1
   6.15%, 5/15/35 ...............................   $    33,433   $       34,183
GMAC Residential Funding Corp.,
   Series 04-NS1A A1B
   1.58%, 12/12/20 (l)(S) .......................     3,305,901        3,305,901
Greenwich Capital Commercial Funding Corp.,
   Series 02-C1 A4
   4.95%, 1/11/35 ...............................     5,230,000        5,153,972
   Series 03-C1 A4
   4.11%, 7/5/35 ................................     6,945,000        6,404,946
Impac CMB Trust,
   Series 04-5 1A1
   1.66%, 10/25/34 (l) ..........................     6,128,929        6,128,660
LB-UBS Commercial Mortgage Trust,
   Series 03-C5 A4
   4.69%, 7/15/32 (l) ...........................     5,125,000        4,915,905
   Series 04-C2 A2
   3.25%, 3/15/29 ...............................     3,095,000        2,949,376
MASTR Asset Securitization Trust,
   Series 02-5 5A27
   6.25%, 9/25/32 ...............................     9,392,287        9,437,614
Medallion Trust,
   Series 04-1G A1
   1.41%, 5/25/35 (l) ...........................     3,470,913        3,470,913
Morgan Stanley Capital I,
   Series 03-HQ2 A2
   4.92%, 3/12/35 ...............................     3,120,000        3,056,825
   Series 04-HQ3 A2
   4.05%, 1/13/41 ...............................     1,000,000          968,404
   Series 04-T13 A2
   3.94%, 9/13/45 ...............................     1,250,000        1,207,066
   Series 04-T13 A4
   4.66%, 9/13/45 ...............................     6,225,000        5,927,574
Nomura Asset Securities Corp.,
   Series 98-D6 A1B
   6.59%, 3/15/30^ ..............................     2,690,000        2,919,812
Permanent Financing plc,
   Series 4-2A
   1.48%, 3/10/09 (l) ...........................     5,000,000        4,997,656
RESI Finance LP,
   Series 03-B B3
   2.73%, 7/10/35 (l)(S) ........................     3,445,706        3,506,006
   Series 03-C B3
   2.58%, 9/10/35 (l)(S) ........................     5,900,787        5,895,979
   Series 03-C B4
   2.78%, 9/10/35 (l)(S) ........................     1,188,078        1,197,229
   Series 03-D B3
   2.48%, 12/10/35 (l)(S) .......................     5,822,246        5,843,306
   Series 03-D B4
   2.68%, 12/10/35 (l)(S) .......................     1,904,380        1,911,185
Wachovia Bank Commercial Mortgage Trust,
   Series 02-C2 A4
   4.98%, 11/15/34^ .............................     8,545,000        8,421,503
   Series 03-C9 A2
   3.96%, 12/15/35 ..............................     6,230,000        6,127,492
Washington Mutual,
   Series 04-AR8 A1l
   1.72%, 6/25/44 (l) ...........................     6,750,000        6,750,000
                                                                  --------------
                                                                     152,578,443
                                                                  --------------
   Total Asset-Backed Securities                                     413,820,222
                                                                  --------------
Total Long-Term Debt
   Securities (116.0%)
   (Cost $1,298,469,042) ........................                  1,294,878,230
                                                                  --------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (7.4%)
Alpine Securitization Corp.
   1.28%, 7/15/04(S) ............................   $ 2,960,000   $    2,958,421
Altria Group, Inc.
   1.84%, 10/15/04 ..............................     5,290,000        5,261,169
Aspen Funding Corp.
   1.18%, 7/12/04(S) ............................     3,140,000        3,138,765
Banque Generale Du Luxembourg
   1.03%, 7/12/04 ...............................     2,500,000        2,499,144
Compass Securitization LLC
   1.49%, 9/15/04(S) ............................     3,425,000        3,414,143
Danske Corp.
   1.07%, 7/30/04 ...............................     2,125,000        2,123,098
Dexia Delaware LLC
   1.26%, 8/2/04 ................................     6,580,000        6,572,396
Edison Asset Securization LLC
   1.55%, 7/1/04(S) .............................     2,879,000        2,878,876
Giro Multi-Funding Corp.
   1.24%, 7/20/04(S) ...........................     5,004,000        5,000,553
Govco, Inc.
   1.46%, 9/8/04(S) .............................    14,000,000       13,960,380
Grampian Funding Ltd.
   1.52%, 9/21/04(S) ............................     1,105,000        1,101,144
K2 USA LLC
   1.43%, 9/2/04 ................................     1,149,000        1,146,082
Nestle Capital Corp.
   1.03%, 7/6/04(S) .............................     2,950,000        2,949,494
RWE AG
   1.07%, 7/21/04 ...............................     1,502,000        1,501,064
Santander Central Hispano Financial Services Ltd.
   1.04%, 7/6/04 ................................       932,000          931,838
Silver Tower U.S. Funding
   1.64%, 10/15/04(S) ...........................     4,007,000        3,987,566
Surrey Funding Corp.
   1.22%, 7/15/04(S).............................     2,512,000        2,510,723
Triple-A-One Funding Corp.
   1.09%, 7/9/04(S) .............................    13,012,000       13,008,455
WestDeutsche Landesbank AG
   1.13%, 8/4/04(S) .............................     7,148,000        7,140,166
                                                                  --------------
                                                                      82,083,477
                                                                  --------------
Government Securities (11.4%)
Federal Farm Credit Bank
   (Discount Note), 7/1/04 ......................    42,541,000       42,539,523
Federal Home Loan Bank
   (Discount Note), 7/1/04 ......................    42,500,000       42,498,524
Federal Home Loan Mortgage Corp.
   (Discount Note), 7/1/04 ......................    42,500,000       42,498,524
                                                                  --------------
                                                                     127,536,571
                                                                  --------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (7.8%)
Canadian Imperial Bank NY
   1.64%, 5/19/05 (l) ...........................     9,994,944        9,994,944
Cantor Fitzgerald Securities
   1.54%, 7/1/04 ................................     7,669,145        7,669,145
Credit Suisse First Boston N.Y.
   1.60%, 12/13/04 ..............................    10,000,000       10,000,000
Household Finance Corp.
   1.13%, 7/1/04 ................................     4,991,996        4,991,996
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04 ................................    10,000,000       10,000,000
Monumental Global Funding II
   1.18%, 2/11/05 (l) ...........................     5,305,583        5,305,583
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) ...........................     8,000,000        8,000,000
National City Bank/Indiana
   1.13%, 11/7/05 (l) ...........................     4,996,594        4,996,594

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                     Principal         Value
                                                       Amount        (Note 1)
--------------------------------------------------------------------------------
New York Life Insurance Co.
   1.22%, 9/30/04 (l) ..........................   $ 6,000,000   $    6,000,000
Nomura Securities
   1.57%, 7/1/04 ...............................    20,000,000       20,000,000
                                                                 --------------
                                                                     86,958,262
                                                                 --------------
Total Short-Term Debt Securities (26.6%)
   (Amortized Cost $296,578,310) ...............                    296,578,310
                                                                 --------------
Total Investments (142.6%)
   (Cost/Amortized Cost $1,595,047,352) ........                  1,591,456,540
Other Assets Less Liabilities (-42.6%) .........                   (475,258,440)
                                                                 --------------
Net Assets (100%) ..............................                 $1,116,198,100
                                                                 ==============

--------------------------------------------------------------------------------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $204,906,260 or 18.36% of net assets.

(1)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     TBA -- Security is subject to delayed delivery.

--------------------------------------------------------------------------------

At June 30, 2004 the Portfolio had the following  futures  contracts open:
(Note 1)

                                                                                             Unrealized
                                  Number of    Expiration      Original       Value at      Appreciation/
                                  Contracts       Date           Value         6/30/04     (Depreciation)
                                  ---------   ------------   ------------   ------------   --------------
Purchases
U.S. Treasury Bonds ...........       25      September-04   $  2,606,556   $  2,659,375     $  52,819
U.S. 2 Year Treasury Notes ....      295      September-04     62,049,705     62,111,328        61,623
U.S. 5 Year Treasury Notes ....       36      September-04      3,896,564      3,912,750        16,186
                                                                                             ---------
                                                                                               130,628
Sales
U.S. 10 Year Treasury Notes ...     (638)     September-04    (69,010,767)   (69,751,344)     (740,577)
                                                                                             ---------
                                                                                             $(609,949)
                                                                                             =========

Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ...............   $3,252,558,495
U.S. Government securities ...................................      235,230,816
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ...............    3,283,789,580
U.S. Government securities ...................................      185,495,548

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $    9,286,964
Aggregate gross unrealized depreciation ......................      (12,877,776)
                                                                 --------------
Net unrealized depreciation ..................................   $   (3,590,812)
                                                                 ==============
Federal income tax cost of investments .......................   $1,595,047,352
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $235,336,601. This was secured by collateral of $239,396,455 of which $86,958,262 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $152,438,193 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares       (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (14.5%)
Hotels, Restaurants & Leisure (2.1%)
Alliance Gaming Corp.*^ .............................     763,800   $ 13,106,808
Jack in the Box, Inc.*^ .............................      14,300        424,710
Sonic Corp.*^ .......................................     389,100      8,852,025
                                                                    ------------
                                                                      22,383,543
                                                                    ------------
Household Durables (0.6%)
Tempur-Pedic International, Inc.* ...................     409,900      5,742,699
                                                                    ------------
Leisure Equipment & Products (1.1%)
Leapfrog Enterprises, Inc.*^ ........................     599,300     11,920,077
                                                                    ------------
Media (5.5%)
ADVO, Inc. ..........................................     258,350      8,504,882
AMC Entertainment, Inc.* ............................     455,800      7,005,646
Journal Register Co.*^ ..............................     399,700      7,994,000
Liberty Corp.^ ......................................     208,400      9,784,380
ProQuest Co.*^ ......................................     382,500     10,423,125
Pulitzer, Inc. ......................................      98,500      4,816,650
R.H. Donnelly Corp.*^ ...............................     212,200      9,281,628
                                                                    ------------
                                                                      57,810,311
                                                                    ------------
Specialty Retail (1.6%)
Cost Plus, Inc.* ....................................     228,700      7,421,315
Gymboree Corp.* .....................................     624,400      9,590,784
                                                                    ------------
                                                                      17,012,099
                                                                    ------------
Textiles, Apparel & Luxury Goods (3.6%)
K-Swiss, Inc., Class A^ .............................     483,000      9,761,430
Kellwood Co. ........................................     308,600     13,439,530
Timberland Co., Class A* ............................     167,900     10,844,661
Warnaco Group, Inc.*^ ...............................     201,300      4,281,651
                                                                    ------------
                                                                      38,327,272
                                                                    ------------
   Total Consumer Discretionary .....................                153,196,001
                                                                    ------------
Consumer Staples (1.2%)
Beverages (0.5%)
Robert Mondavi Corp., Class A*^ .....................     133,100      4,927,362
                                                                    ------------
Food Products (0.7%)
Delta & Pine Land Co. ...............................     353,000      7,748,350
                                                                    ------------
   Total Consumer Staples ...........................                 12,675,712
                                                                    ------------
Energy (8.3%)
Energy Equipment & Services (3.6%)
Cal Dive International, Inc.* .......................     187,300      5,678,936
Grey Wolf, Inc.*^ ...................................   1,517,000      6,432,080
Key Energy Services, Inc.*^ .........................   1,675,300     15,814,832
Maverick Tube Corp.* ................................     371,400      9,752,964
                                                                    ------------
                                                                      37,678,812
                                                                    ------------
Oil & Gas (4.7%)
Denbury Resources, Inc.* ............................     459,600      9,628,620
Forest Oil Corp.*^ ..................................     284,600      7,775,272
General Maritime Corp.*^ ............................     594,800     16,321,312
Houston Exploration Co.* ............................     160,500      8,320,320
Newfield Exploration Co.* ...........................     145,100      8,087,874
                                                                    ------------
                                                                      50,133,398
                                                                    ------------
   Total Energy .....................................                 87,812,210
                                                                    ------------
Financials (22.2%)
Capital Markets (0.8%)
Knight Trading Group, Inc., Class A*^ ...............     833,200      8,348,664
                                                                    ------------
Commercial Banks (8.1%)
First Community Bancorp, Inc./CA^ ...................     135,400      5,204,776
First Midwest Bancorp, Inc. .........................     407,225     14,338,392
First Republic Bank .................................     172,000   $  7,409,760
Hudson United Bancorp ...............................     128,500      4,790,480
Old National Bancorp/IN .............................     437,900     10,873,057
South Financial Group, Inc.^ ........................     304,300      8,623,862
Sterling Bancshares, Inc./Texas^ ....................     696,900      9,889,011
Texas Regional Bancshares, Inc., Class A ............      61,100      2,805,101
Umpqua Holdings Corp. ...............................     106,325      2,231,762
United Bancshares, Inc.^ ............................     296,300      9,629,750
Westamerica Bancorp .................................     198,000     10,385,100
                                                                    ------------
                                                                      86,181,051
                                                                    ------------
Diversified Financial Services (1.9%)
eSpeed, Inc., Class A*^ .............................     719,500     12,699,175
Financial Federal Corp.*^ ...........................     198,600      7,002,636
                                                                    ------------
                                                                      19,701,811
                                                                    ------------
Insurance (3.2%)
Arch Capital Group Ltd.* ............................     335,900     13,395,692
Assured Guaranty Ltd.* ..............................     587,200      9,953,040
Max Reinsurance Capital Ltd. ........................     193,100      3,761,588
Reinsurance Group of America, Inc.^ .................     171,900      6,987,735
                                                                    ------------
                                                                      34,098,055
                                                                    ------------
Real Estate (5.3%)
Affordable Residential Communities (REIT) ...........     313,300      5,200,780
Alexandria Real Estate Equities, Inc. (REIT) ........     118,400      6,722,752
Brandywine Realty Trust (REIT) ......................     338,200      9,195,658
CarrAmerica Realty Corp. (REIT) .....................     303,800      9,183,874
Healthcare Realty Trust, Inc. (REIT)^ ...............     114,600      4,295,208
Maguire Properties, Inc. (REIT) .....................     414,000     10,254,780
Mills Corp. (REIT) ..................................     185,600      8,667,520
Mission West Properties, Inc. (REIT) ................     186,500      2,258,515
                                                                    ------------
                                                                      55,779,087
                                                                    ------------
Thrifts & Mortgage Finance (2.9%)
IndyMac Bancorp, Inc. ...............................     267,700      8,459,320
MAF Bancorp, Inc. ...................................     335,200     14,306,336
W Holding Co., Inc. .................................     440,963      7,571,335
                                                                    ------------
                                                                      30,336,991
                                                                    ------------
   Total Financials .................................                234,445,659
                                                                    ------------
Health Care (10.3%)
Health Care Equipment & Supplies (1.8%)
DJ Orthopedics, Inc.* ...............................     323,400      7,438,200
Inamed Corp.* .......................................     182,700     11,482,695
                                                                    ------------
                                                                      18,920,895
                                                                    ------------
Health Care Providers & Services (6.8%)
Beverly Enterprises, Inc.*^ .........................   1,534,500     13,196,700
Inveresk Research Group, Inc.* ......................     270,400      8,339,136
Kindred Healthcare, Inc.*^ ..........................     411,400     10,840,390
LifePoint Hospitals, Inc.* ..........................     202,900      7,551,938
MIM Corp.*^ .........................................     917,300      7,980,510
Odyssey HealthCare, Inc.*^ ..........................      83,800      1,577,116
PSS World Medical, Inc.* ............................     708,900      7,939,680
QLT, Inc.*^ .........................................     174,400      3,491,488
Select Medical Corp. ................................     835,800     11,216,436
                                                                    ------------
                                                                      72,133,394
                                                                    ------------
Pharmaceuticals (1.7%)
Able Laboratories, Inc.*^ ...........................     582,200     11,970,032
Par Pharmaceutical Cos., Inc.* ......................     159,400      5,612,474
                                                                    ------------
                                                                      17,582,506
                                                                    ------------
   Total Health Care ................................                108,636,795
                                                                    ------------

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Industrials (13.4%)
Aerospace & Defense (2.0%)
DRS Technologies, Inc.* ...........................     451,700   $   14,409,230
Mercury Computer Systems, Inc.* ...................     268,700        6,663,760
                                                                  --------------
                                                                      21,072,990
                                                                  --------------
Air Freight & Logistics (0.6%)
Forward Air Corp.* ................................     157,764        5,900,374
                                                                  --------------
Airlines (0.9%)
Airtran Holdings, Inc.*^ ..........................     693,300        9,803,262
                                                                  --------------
Commercial Services & Supplies (5.0%)
Arbitron, Inc.* ...................................     261,500        9,549,980
Herman Miller, Inc.^ ..............................     291,400        8,433,116
Learning Tree International, Inc.*^ ...............     507,800        7,368,178
Tetra Tech, Inc.*^ ................................     483,400        7,889,088
Waste Connections, Inc.*^ .........................     380,100       11,273,766
Watson Wyatt & Co. Holdings^ ......................     300,800        8,016,320
                                                                  --------------
                                                                      52,530,448
                                                                  --------------
Construction & Engineering (2.1%)
Chicago Bridge & Iron Co., N.V (N.Y. Shares) ......     379,400       10,566,290
Shaw Group, Inc.*^ ................................   1,184,100       11,994,933
                                                                  --------------
                                                                      22,561,223
                                                                  --------------
Electrical Equipment (0.9%)
Roper Industries, Inc.^ ...........................     172,700        9,826,630
                                                                  --------------
Machinery (1.0%)
Nordson Corp. .....................................     159,800        6,930,526
Tecumseh Products Co., Class A ....................      15,029          619,044
Toro Co. ..........................................      43,700        3,062,059
                                                                  --------------
                                                                      10,611,629
                                                                  --------------
Road & Rail (0.9%)
Swift Transportation Co., Inc.* ...................     548,500        9,845,575
                                                                  --------------
   Total Industrials ..............................                  142,152,131
                                                                  --------------
Information Technology (18.1%)
Communications Equipment (3.7%)
Avocent Corp.* ....................................     315,800       11,602,492
C-COR.net Corp.*^ .................................   1,219,200       12,545,568
CommScope, Inc.*^ .................................     499,400       10,712,130
Emulex Corp.*^ ....................................     305,600        4,373,136
                                                                  --------------
                                                                      39,233,326
                                                                  --------------
Computers & Peripherals (0.7%)
Advanced Digital Information Corp.* ...............     731,000        7,090,700
                                                                  --------------
Electronic Equipment & Instruments (2.6%)
Electro Scientific Industries, Inc.* ..............     409,900       11,604,269
Metrologic Instruments, Inc.* .....................     424,600        8,466,524
Varian, Inc.* .....................................     160,200        6,752,430
                                                                  --------------
                                                                      26,823,223
                                                                  --------------
Internet Software & Services (0.3%)
PEC Solutions, Inc.*^ .............................     287,610        3,431,187
                                                                  --------------
IT Services (2.9%)
BearingPoint, Inc.*^ ..............................   1,245,000       11,043,150
BISYS Group, Inc.* ................................     605,500        8,513,330
MPS Group, Inc.* ..................................     935,800       11,341,896
                                                                  --------------
                                                                      30,898,376
                                                                  --------------
Semiconductors & Semiconductor Equipment (5.2%)
AMIS Holdings, Inc.* ..............................     393,000        6,649,560
Credence Systems Corp.*^ ..........................     937,400       12,936,120
Exar Corp.* .......................................     537,300        7,876,818
Microsemi Corp.* ..................................     534,400        7,593,824
OmniVision Technologies, Inc.*^ ...................     549,900        8,770,905
Semtech Corp.* ....................................     234,200   $    5,513,068
Zoran Corp.* ......................................     319,100        5,855,485
                                                                  --------------
                                                                      55,195,780
                                                                  --------------
Software (2.7%)
Hyperion Solutions Corp.* .........................     128,100        5,600,532
Mentor Graphics Corp.*^ ...........................     310,100        4,797,247
Take-Two Interactive Software, Inc.*^ .............     338,400       10,368,576
Verity, Inc.*^ ....................................     585,600        7,911,456
                                                                  --------------
                                                                      28,677,811
                                                                  --------------
   Total Information Technology ...................                  191,350,403
                                                                  --------------
Materials (6.3%)
Chemicals (4.2%)
Ferro Corp.^ ......................................     281,800        7,518,424
Olin Corp.^ .......................................     606,000       10,677,720
PolyOne Corp.* ....................................   1,028,400        7,651,296
Scotts Co., Class A* ..............................     130,600        8,342,728
Spartech Corp. ....................................     411,700       10,679,498
                                                                  --------------
                                                                      44,869,666
                                                                  --------------
Construction Materials (0.4%)
Florida Rock Industries, Inc.^ ....................      92,900        3,917,593
                                                                  --------------
Containers & Packaging (0.7%)
Caraustar Industries, Inc.*^ ......................     225,000        3,174,750
Packaging Corp. of America ........................     180,100        4,304,390
                                                                  --------------
                                                                       7,479,140
                                                                  --------------
Metals & Mining (1.0%)
GrafTech International Ltd.*^ .....................     955,600        9,995,576
                                                                  --------------
   Total Materials ................................                   66,261,975
                                                                  --------------
Utilities (3.4%)
Electric Utilities (0.8%)
Cleco Corp. .......................................     485,500        8,729,290
                                                                  --------------
Gas Utilities (2.1%)
AGL Resources, Inc. ...............................     287,000        8,337,350
Kinder Morgan Management LLC* .....................     229,633        8,443,605
New Jersey Resources Corp. ........................     139,000        5,779,620
                                                                  --------------
                                                                      22,560,575
                                                                  --------------
Multi-Utilities & Unregulated Power (0.5%)
Vectren Corp.^ ....................................     196,600        4,932,694
                                                                  --------------
   Total Utilities ................................                   36,222,559
                                                                  --------------
Total Common Stocks (97.7%)
   (Cost $921,826,258) ............................                1,032,753,445
                                                                  --------------

                                                       Principal
                                                         Amount
                                                      -----------
SHORT-TERM DEBT SECURITIES:
Government Security (2.7%)
U.S. Treasury Bills
   7/22/04^ .......................................   $28,070,000   28,053,354
                                                                    ----------
Short-Term Investments of Cash Collateral for
   Securities Loaned (7.6%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04 ..................................     4,414,055    4,414,055
   1.60%, 7/1/04 ..................................    10,000,000   10,000,000
Credit Suisse First Boston LLC
   1.65%, 7/1/04 ..................................    15,000,000   15,000,000
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) .............................     4,000,000    4,000,000
Household Finance Corp.
   1.13%, 7/1/04 ..................................     4,991,996    4,991,996
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04 ..................................    10,000,000   10,000,000

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                    Principal         Value
                                                      Amount        (Note 1)
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
   1.60%, 7/12/04 (l) ..........................   $ 4,000,000   $    4,000,000
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) ..........................     1,500,000        1,500,000
Monumental Global Funding II
   1.18%, 2/11/05 (l) ..........................     7,007,374        7,007,374
Nomura Securities
   1.57%, 7/1/04 ...............................    20,000,000       20,000,000
                                                                 --------------
                                                                     80,913,425
                                                                 --------------
Total Short-Term Debt Securities (10.3%)
   (Amortized Cost $108,966,779)                                    108,966,779
                                                                 --------------
Total Investments (108.0%)
   (Cost/Amortized Cost $1,030,793,037)                           1,141,720,224
Other Assets Less Liabilities (-8.0%)                               (84,701,317)
                                                                 --------------
Net Assets (100%) ..............................                 $1,057,018,907
                                                                 ==============

*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ..................   $572,345,386
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ..................    440,308,441

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $  133,895,500
Aggregate gross unrealized depreciation ......................      (22,968,313)
                                                                 --------------
Net unrealized appreciation ..................................   $  110,927,187
                                                                 ==============
Federal income tax cost of investments .......................   $1,030,793,037
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $94,179,291. This was secured by collateral of $93,685,029 of which $80,913,425 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $12,771,604 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

For the six months ended June 30, 2004, the Portfolio incurred approximately $2,330 as brokerage commissions with Lazard Freres & Co., an affiliated broker/dealer.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                       Shares         (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (17.3%)
Hotels, Restaurants & Leisure (2.7%)
Four Seasons Hotels, Inc.^ ......................       131,672   $    7,927,971
Mandalay Resort Group^ ..........................       402,237       27,609,547
Wynn Resorts Ltd.* ..............................        98,368        3,799,956
                                                                  --------------
                                                                      39,337,474
                                                                  --------------
Household Durables (2.3%)
Lennar Corp., Class A ...........................       734,302       32,837,985
Lennar Corp., Class B ...........................         7,522          311,637
                                                                  --------------
                                                                      33,149,622
                                                                  --------------
Internet & Catalog Retail (3.0%)
eBay, Inc.* .....................................       481,707       44,292,959
                                                                  --------------
Media (1.1%)
News Corp., Ltd. ................................     1,846,712       16,311,801
                                                                  --------------
Specialty Retail (5.1%)
Lowe's Cos., Inc. ...............................       770,677       40,499,076
Tiffany & Co. ...................................       913,549       33,664,281
                                                                  --------------
                                                                      74,163,357
                                                                  --------------
Textiles, Apparel & Luxury Goods (3.1%)
Nike, Inc., Class B .............................       586,973       44,463,205
                                                                  --------------
   Total Consumer Discretionary .................                    251,718,418
                                                                  --------------
Consumer Staples (8.0%)
Beverages (2.1%)
PepsiCo, Inc. ...................................       578,155       31,150,992
                                                                  --------------
Food & Staples Retailing (3.1%)
Wal-Mart Stores, Inc. ...........................       800,163       42,216,600
Whole Foods Market, Inc. ........................        30,192        2,881,826
                                                                  --------------
                                                                      45,098,426
                                                                  --------------
Household Products (2.8%)
Procter & Gamble Co. ............................       743,780       40,491,383
                                                                  --------------
   Total Consumer Staples .......................                    116,740,801
                                                                  --------------
Financials (16.9%)
Capital Markets (4.8%)
Goldman Sachs Group, Inc. .......................       290,385       27,342,652
Merrill Lynch & Co., Inc. .......................       799,580       43,161,328
                                                                  --------------
                                                                      70,503,980
                                                                  --------------
Consumer Finance (3.4%)
SLM Corp. .......................................     1,230,416       49,770,327
                                                                  --------------
Diversified Financial Services (3.9%)
Citigroup, Inc. .................................     1,216,580       56,570,970
                                                                  --------------
Thrifts & Mortgage Finance (4.8%)
Countrywide Financial Corp.^ ....................       990,378       69,574,055
                                                                  --------------
   Total Financials .............................                    246,419,332
                                                                  --------------
Health Care (21.1%)
Biotechnology (4.9%)
Genentech, Inc.* ................................     1,272,056       71,489,547
                                                                  --------------
Health Care Equipment & Supplies (8.3%)
Boston Scientific Corp.* ........................       986,039       42,202,469
Medtronic, Inc. .................................       698,466       34,029,264
Zimmer Holdings, Inc.* ..........................       496,174       43,762,547
                                                                  --------------
                                                                     119,994,280
                                                                  --------------
Health Care Providers & Services (7.5%)
UnitedHealth Group, Inc. ........................     1,749,133      108,883,529
                                                                  --------------
Pharmaceuticals (0.4%)
Roche Holding AG ................................        63,538        6,290,891
                                                                  --------------
   Total Health Care ............................                    306,658,247
                                                                  --------------
Industrials (11.8%)
Aerospace & Defense (1.3%)
Honeywell International, Inc. ...................       523,889   $   19,190,054
                                                                  --------------
Air Freight & Logistics (3.2%)
FedEx Corp. .....................................       562,138       45,921,053
                                                                  --------------
Industrial Conglomerates (4.0%)
General Electric Co. ............................     1,807,457       58,561,607
                                                                  --------------
Machinery (3.3%)
Caterpillar, Inc. ...............................       602,579       47,868,876
                                                                  --------------
   Total Industrials ............................                    171,541,590
                                                                  --------------
Information Technology (19.4%)
Communications Equipment (7.6%)
Motorola, Inc. ..................................     2,077,173       37,908,407
QUALCOMM, Inc. ..................................       989,310       72,199,844
                                                                  --------------
                                                                     110,108,251
                                                                  --------------
Computers & Peripherals (2.9%)
Dell, Inc.* .....................................     1,188,524       42,572,930
                                                                  --------------
Semiconductors & Semiconductor Equipment (2.8%)
Samsung Electronics Co., Ltd. ...................       100,190       41,359,264
                                                                  --------------
Software (6.1%)
Electronic Arts, Inc.* ..........................       827,242       45,126,051
Microsoft Corp. .................................     1,519,524       43,397,605
                                                                  --------------
                                                                      88,523,656
                                                                  --------------
   Total Information Technology .................                    282,564,101
                                                                  --------------
Total Common Stocks (94.5%)
   (Cost $1,231,231,108) ........................                  1,375,642,489
                                                                  --------------

                                                     Principal
                                                      Amount
                                                    -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investment of Cash Collateral for
   Securities Loaned (0.7%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04.................................   $10,851,724       10,851,724
                                                                  --------------
Time Deposit (4.1%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04.................................    60,246,221       60,246,221
                                                                  --------------
Total Short-Term Debt Securities (4.8%)
   (Amortized Cost $71,097,945) .................                     71,097,945
                                                                  --------------
Total Investments (99.3%)
   (Cost/Amortized Cost $1,302,329,053) .........                  1,446,740,434
Other Assets Less Liabilities (0.7%) ............                      9,616,050
                                                                  --------------
Net Assets (100%) ...............................                 $1,456,356,484
                                                                  ==============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ...............   $  934,284,263
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ...............      705,341,722

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $  166,323,552
Aggregate gross unrealized depreciation ......................      (21,912,171)
                                                                 --------------
Net unrealized appreciation ..................................   $  144,411,381
                                                                 ==============
Federal income tax cost of investments .......................   $1,302,329,053
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $10,804,952. This was secured by collateral of $10,851,724 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $11,054 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $3,549,088 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                         Shares       (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (13.2%)
Hotels, Restaurants & Leisure (1.2%)
McDonald's Corp. ...................................      823,100   $ 21,400,600
                                                                    ------------
Household Durables (0.9%)
Koninklijke (Royal) Philips
   Electronics N.V. (N.Y. shares)^ .................      610,500     16,605,600
                                                                    ------------
Media (7.8%)
Comcast Corp., Special Class A* ....................    1,026,200     28,333,382
Liberty Media Corp., Class A* ......................    2,598,320     23,358,896
Time Warner, Inc.* .................................    1,807,000     31,767,060
Viacom, Inc., Class B ..............................      946,600     33,812,552
Walt Disney Co. ....................................      745,300     18,997,697
                                                                    ------------
                                                                     136,269,587
                                                                    ------------
Specialty Retail (3.3%)
Foot Locker, Inc. ..................................    1,389,700     33,825,298
Toys R US, Inc.*^ ..................................    1,468,500     23,393,205
                                                                    ------------
                                                                      57,218,503
                                                                    ------------
   Total Consumer Discretionary ....................                 231,494,290
                                                                    ------------
Consumer Staples (10.1%)
Beverages (0.9%)
Coca-Cola Enterprises, Inc.^ .......................      544,100     15,773,459
                                                                    ------------
Food & Staples Retailing (0.9%)
Albertson's, Inc.^ .................................      585,500     15,539,170
                                                                    ------------
Food Products (4.6%)
ConAgra Foods, Inc.^ ...............................      861,400     23,326,712
General Mills, Inc. ................................      185,400      8,812,062
Sara Lee Corp.^ ....................................    1,017,000     23,380,830
Unilever N.V. (N.Y. Shares)^ .......................      360,600     24,704,706
                                                                    ------------
                                                                      80,224,310
                                                                    ------------
Household Products (2.3%)
Kimberly-Clark Corp. ...............................      621,000     40,911,480
                                                                    ------------
Personal Products (1.4%)
Gillette Co. .......................................      590,600     25,041,440
                                                                    ------------
   Total Consumer Staples ..........................                 177,489,859
                                                                    ------------
Energy (12.9%)
Energy Equipment & Services (4.4%)
Diamond Offshore Drilling, Inc.^ ...................      668,100     15,920,823
GlobalSantaFe Corp.^ ...............................    1,023,100     27,112,150
Grant Prideco, Inc.*^ ..............................    1,855,000     34,243,300
                                                                    ------------
                                                                      77,276,273
                                                                    ------------
Oil & Gas (8.5%)
Anadarko Petroleum Corp. ...........................      361,400     21,178,040
Exxon Mobil Corp. ..................................    1,251,400     55,574,674
Kerr-McGee Corp. ...................................      340,600     18,314,062
Royal Dutch Petroleum Co. (N.Y. Shares) ............      542,500     28,030,975
Unocal Corp. .......................................      700,000     26,600,000
                                                                    ------------
                                                                     149,697,751
                                                                    ------------
   Total Energy ....................................                 226,974,024
                                                                    ------------
Financials (21.4%)
Capital Markets (4.3%)
Bank of New York Co., Inc. .........................      808,900     23,846,372
Mellon Financial Corp. .............................      870,700     25,537,631
Morgan Stanley .....................................      491,500     25,936,455
                                                                    ------------
                                                                      75,320,458
                                                                    ------------
Commercial Banks (5.2%)
Bank of America Corp. ..............................      332,000     28,093,840
Bank One Corp. .....................................      602,100     30,707,100
U.S. Bancorp .......................................      408,200     11,249,992
Wachovia Corp. .....................................      474,600     21,119,700
                                                                    ------------
                                                                      91,170,632
                                                                    ------------
Diversified Financial Services (2.9%)
Citigroup, Inc. ....................................    1,111,157   $ 51,668,800
                                                                    ------------
Insurance (9.0%)
Ace Ltd. ...........................................      526,600     22,264,648
Allstate Corp. .....................................      469,500     21,855,225
American International Group, Inc. .................      558,100     39,781,368
Aon Corp. ..........................................      667,300     18,998,031
Assurant, Inc. .....................................      194,100      5,120,358
Hartford Financial Services Group, Inc. ............      256,400     17,624,936
Marsh & McLennan Cos., Inc. ........................      160,400      7,278,952
St. Paul Travelers Cos., Inc. ......................      624,138     25,302,555
                                                                    ------------
                                                                     158,226,073
                                                                    ------------
   Total Financials ................................                 376,385,963
                                                                    ------------
Health Care (3.8%)
Health Care Equipment & Supplies (1.3%)
Baxter International, Inc. .........................      651,500     22,483,265
                                                                    ------------
Health Care Providers & Services (0.5%)
AmerisourceBergen Corp. ............................      163,800      9,791,964
                                                                    ------------
Pharmaceuticals (2.0%)
Merck & Co., Inc. ..................................      317,200     15,067,000
Schering-Plough Corp. ..............................    1,074,300     19,853,064
                                                                    ------------
                                                                      34,920,064
                                                                    ------------
   Total Health Care ...............................                  67,195,293
                                                                    ------------
Industrials (12.9%)
Aerospace & Defense (6.7%)
Boeing Co. .........................................      330,800     16,900,572
Goodrich Corp. .....................................      442,200     14,296,326
Honeywell International, Inc. ......................      798,600     29,252,718
Raytheon Co. .......................................    1,604,700     57,400,119
                                                                    ------------
                                                                     117,849,735
                                                                    ------------
Electrical Equipment (0.3%)
Thomas & Betts Corp. ...............................      205,400      5,593,042
                                                                    ------------
Industrial Conglomerates (1.5%)
General Electric Co. ...............................      819,000     26,535,600
                                                                    ------------
Machinery (2.6%)
Caterpillar, Inc. ..................................      138,500     11,002,440
Deere & Co. ........................................      475,500     33,351,570
                                                                    ------------
                                                                      44,354,010
                                                                    ------------
Road & Rail (1.8%)
Norfolk Southern Corp. .............................    1,194,000     31,664,880
                                                                    ------------
   Total Industrials ...............................                 225,997,267
                                                                    ------------
Information Technology (13.8%)
Communications Equipment (3.0%)
3Com Corp.* ........................................    4,134,000     25,837,500
Lucent Technologies, Inc.*^ ........................    2,682,330     10,139,207
Motorola, Inc. .....................................      950,520     17,346,990
                                                                    ------------
                                                                      53,323,697
                                                                    ------------
Computers & Peripherals (3.6%)
Hewlett-Packard Co. ................................    1,806,757     38,122,573
International Business Machines Corp. ..............      279,860     24,669,659
                                                                    ------------
                                                                      62,792,232
                                                                    ------------
Electronic Equipment & Instruments (0.6%)
Agilent Technologies, Inc.* ........................      374,000     10,950,720
                                                                    ------------
IT Services (2.2%)
Unisys Corp.* ......................................    2,810,700     39,012,516
                                                                    ------------
Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*^ .....................    1,520,800     24,180,720

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                    Number of         Value
                                                      Shares         (Note 1)
--------------------------------------------------------------------------------
LSI Logic Corp.*^ ..............................     3,410,600   $   25,988,772
                                                                 --------------
                                                                     50,169,492
                                                                 --------------
Software (1.5%)
Borland Software Corp.*^ .......................     1,296,700       11,008,983
Computer Associates International, Inc.^ .......       527,600       14,804,456
                                                                 --------------
                                                                     25,813,439
                                                                 --------------
   Total Information Technology ................                    242,062,096
                                                                 --------------
Materials (6.2%)
Chemicals (1.8%)
DuPont (E.I.) de Nemours & Co. .................       700,000       31,094,000
                                                                 --------------
Metals & Mining (1.5%)
Alcoa, Inc. ....................................       532,000       17,571,960
Arch Coal, Inc.^ ...............................       270,600        9,901,254
                                                                 --------------
                                                                     27,473,214
                                                                 --------------
Paper & Forest Products (2.9%)
International Paper Co. ........................       719,700       32,170,590
Weyerhaeuser Co. ...............................       296,800       18,734,016
                                                                 --------------
                                                                     50,904,606
                                                                 --------------
   Total Materials .............................                    109,471,820
                                                                 --------------
Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.1%)
SBC Communications, Inc. .......................       758,400       18,391,200
Verizon Communications, Inc. ...................       516,200       18,681,278
                                                                 --------------
   Total Telecommunication Services ............                     37,072,478
                                                                 --------------
Total Common Stocks (96.4%)
   (Cost $1,479,785,008) .......................                  1,694,143,090
                                                                 --------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (6.4%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04 ...............................   $23,978,234   $   23,978,234
Credit Suisse First Boston LLC
   1.65%, 7/1/04 ...............................    55,000,000       55,000,000
Deutsche Bank AG
   1.60%, 2/22/05 (l) ..........................     5,002,634        5,002,634
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) ..........................     1,000,000        1,000,000
Monumental Global Funding II
   1.13%, 7/6/05 (l) ...........................     3,000,475        3,000,475
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) ..........................     1,000,000        1,000,000
   1.55%, 6/30/06 (l) ..........................     5,000,000        5,000,000
Natexis Banques Populaires N.Y.
   1.65%, 12/20/04 (l) .........................     4,998,256        4,998,256
New York Life Insurance Co.
   1.22%, 9/30/04 (l) ..........................     4,000,000        4,000,000
Nomura Securities
   1.57%, 7/1/04 ...............................    10,000,000       10,000,000
                                                                 --------------
                                                                    112,979,599
                                                                 --------------
Time Deposit (3.3%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ...............................    58,113,062       58,113,062
                                                                 --------------
Total Short-Term Debt Securities (9.7%)
  (Amortized Cost $171,092,661) ................                    171,092,661
                                                                 --------------
Total Investments (106.1%)
   (Cost/Amortized Cost $1,650,877,669) ........                  1,865,235,751
Other Assets Less Liabilities (-6.1%) ..........                   (106,771,674)
                                                                 --------------
Net Assets (100%) ..............................                 $1,758,464,077
                                                                 ==============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities................   $  625,485,402
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities................      387,734,733

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.......................   $  227,165,347
Aggregate gross unrealized depreciation.......................      (12,807,265)
                                                                 --------------
Net unrealized appreciation...................................   $  214,358,082
                                                                 ==============
Federal income tax cost of investments........................   $1,650,877,669
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $111,939,444. This was secured by collateral of $113,768,849 of which $112,979,599 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $789,250 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

For the six months ended June 30, 2004, the Portfolio incurred approximately $30,816 as brokerage commissions with Bernstein (Sanford C.) & Co. and $167,970 with Merrill Lynch & Co., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $8,514,993 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Australia and New Zealand (4.2%)
Australia (3.2%)
Australia & New Zealand Banking Group Ltd. ..........     765,792   $  9,751,479
Santos Ltd. .........................................   2,625,865     12,676,201
                                                                    ------------
                                                                      22,427,680
                                                                    ------------
New Zealand (1.0%)
Telecom Corp. of New Zealand ........................   1,898,949      7,090,854
                                                                    ------------
Total Australia & New Zealand .......................                 29,518,534
                                                                    ------------
Japan (21.5%)
Acom Co., Ltd. ......................................     176,000     11,436,008
Asahi Breweries Ltd.^ ...............................   1,200,500     13,235,591
Honda Motor Co., Ltd. ...............................     407,400     19,639,133
Japan Tobacco, Inc.^ ................................       1,700     13,211,749
Mitsubishi Securities Co., Ltd.^ ....................     496,000      6,513,935
NAMCO Ltd.^ .........................................     211,000      5,917,243
NTT DoCoMo, Inc. ....................................       6,500     11,616,185
Promise Co., Ltd. ...................................     219,250     14,628,053
Sekisui House Ltd.^ .................................     646,000      7,169,555
Showa Shell Sekiyu K.K.^ ............................     957,600      8,609,317
Takeda Pharmaceutical Co., Ltd. .....................     247,900     10,882,472
Toppan Printing Co., Ltd.^ ..........................     571,000      6,462,768
Toyota Motor Corp. ..................................     581,900     23,571,443
                                                                    ------------
                                                                     152,893,452
                                                                    ------------
Other European Countries (47.0%)
Belgium (1.0%)
Balgacom S.A.* ......................................     229,017      6,971,411
                                                                    ------------
France (11.8%)
Accor S.A. ..........................................     326,418     13,776,664
BNP Paribas S.A.^ ...................................     258,098     15,873,455
Lafarge S.A. ........................................     134,855     12,026,429
Peugeot S.A. ........................................     158,115      8,804,803
Societe BIC S.A. ....................................     190,991      8,500,065
Total S.A. ..........................................      93,860     17,894,320
Vinci S.A.^ .........................................      69,312      6,982,395
                                                                    ------------
                                                                      83,858,131
                                                                    ------------
Germany (7.7%)
Adidas-Salomon AG ...................................      58,415      6,979,134
Deutsche Lufthansa AG (Registered)* .................     659,225      8,990,937
Deutsche Telekom AG (Registered)* ...................     404,940      7,119,085
E.On AG .............................................     155,930     11,230,964
Henkel KGaA (Non-Voting) ............................      40,854      3,489,292
Hochtief AG .........................................     373,218      8,854,477
Linde AG ............................................     142,720      7,853,750
                                                                    ------------
                                                                      54,517,639
                                                                    ------------
Ireland (1.9%)
Allied Irish Banks plc ..............................     865,218     13,368,877
                                                                    ------------
Italy (9.1%)
Banca Intesa S.p.A.^ ................................   5,073,328     19,813,611
Capitalia S.p.A.^ ...................................   3,499,983     10,943,714
Ente Nazionale Idrocarburi S.p.A.^ ..................     666,895     13,241,686
Fondiaria-Sai S.p.A.^ ...............................     328,483      7,317,570
Telecom Italia S.p.A. ...............................   4,360,937     13,556,150
                                                                    ------------
                                                                      64,872,731
                                                                    ------------
Luxembourg (0.9%)
Arcelor^ ............................................     405,888      6,814,766
                                                                    ------------
Netherlands (9.6%)

Aegon N.V. ..........................................     508,374   $  6,129,466
Akzo Nobel N.V. .....................................     225,436      8,291,385
Buhrmann N.V.^ ......................................     585,186      5,816,767
ING Groep N.V. (CVA) ................................     454,390     10,724,972
Koninklijke (Royal) Philips Electronics N.V.^ .......     420,331     11,317,187
Koninklijke Ahold N.V.* .............................   1,230,485      9,656,099
TPG N.V. ............................................     400,561      9,152,293
Vedior N.V. (CVA) ...................................     491,416      7,162,618
                                                                    ------------
                                                                      68,250,787
                                                                    ------------
Switzerland (5.0%)
Credit Suisse Group* ................................     347,171     12,335,603
Holcim Ltd. (Registered) ............................     110,913      6,030,961
Novartis AG (Registered) ............................     224,644      9,910,237
Swiss Life Holdings*^ ...............................      51,366      7,167,206
                                                                    ------------
                                                                      35,444,007
                                                                    ------------
   Total Other European Countries ...................                334,098,349
                                                                    ------------
Scandanavia (4.4%)
Finland (1.0%)
Stora Enso OYJ ......................................     493,015      6,688,068
                                                                    ------------
Norway (1.3%)
DNB NOR ASA .........................................   1,330,291      9,077,799
                                                                    ------------
Sweden (2.1%)
Investor AB, Class B ................................     765,657      7,826,361
Volvo AB, Class B^ ..................................     212,002      7,373,542
                                                                    ------------
                                                                      15,199,903
                                                                    ------------
   Total Scandanavia ................................                 30,965,770
                                                                    ------------
United Kingdom (18.6%)
Aviva plc ...........................................     675,539      6,970,762
BAA plc .............................................     911,578      9,150,167
BAE Systems plc .....................................   2,496,520      9,926,410
Barclays Bank plc ...................................   1,166,135      9,934,206
Boots Group plc .....................................     790,578      9,863,947
GlaxoSmithKline plc .................................     430,737      8,717,539
HSBC Holdings plc ...................................      12,886        191,624
Kesa Electricals plc ................................   1,879,062      9,856,711
Royal Bank of Scotland Group plc ....................     438,802     12,636,787
Shell Transport & Trading Co. plc (Registered) ......   3,261,187     23,922,787
Smiths Group plc ....................................     949,918     12,859,778
Unilever plc ........................................     928,325      9,107,829
Vodafone Group plc ..................................   4,205,763      9,209,785
                                                                    ------------
                                                                     132,348,332
                                                                    ------------
Total Common Stocks (95.7%)
   (Cost $635,379,725) ..............................                679,824,437
                                                                    ------------

                                                         Principal
                                                           Amount
                                                        -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (12.5%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04.....................................   $ 3,842,007    3,842,007
   1.60%, 7/1/04.....................................    10,000,000   10,000,000
Credit Suisse First Boston LLC
   1.65%, 7/1/04.....................................    65,000,000   65,000,000

EQ ADVISORS TRUST
EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal       Value
                                                        Amount        (Note 1)
--------------------------------------------------------------------------------
National City Bank/Indiana
   1.13%, 11/7/05 (l)..............................   $9,993,187   $  9,993,187
                                                                   ------------
Total Short-Term Debt Securities (12.5%)
   (Amortized Cost $88,835,194)....................                  88,835,194
                                                                   ------------
Total Investments (108.2%)
   (Cost/Amortized Cost $724,214,919)                               768,659,631
Other Assets Less Liabilities (-8.2%)                               (58,318,174)
                                                                   ------------
Net Assets (100%)..................................                $710,341,457
                                                                   ============

--------------------------------------------------------------------------------
Market Sector Diversification
As a Percentage of Total Equity Investments

Consumer Discretionary..........................................           14.9%
Consumer Staples................................................            8.6
Energy..........................................................           11.2
Financials......................................................
   Capital Markets..............................................    2.8
   Commercial Banks.............................................   14.9
   Consumer Finance.............................................    3.8
   Diversified Financial Services...............................    2.7
   Insurance....................................................    4.1
                                                                   ----
Total Financials................................................           28.3
Health Care.....................................................            4.3
Industrials.....................................................           14.9
Information Technology..........................................            0.9
Materials.......................................................            7.0
Telecommunications Services.....................................            8.2
Utilities.......................................................            1.7
                                                                          -----
                                                                          100.0%
                                                                          =====

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     CVA -- Dutch Certification

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..................   $ 252,890,866
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..................     255,975,416

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.........................   $ 56,973,639
Aggregate gross unrealized depreciation.........................    (12,528,927)
                                                                   ------------
Net unrealized appreciation.....................................   $ 44,444,712
                                                                   ============
Federal income tax cost of investments..........................   $724,214,919
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $84,395,759. This was secured by collateral of $88,835,194 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $8,714 as brokerage commissions with Bernstein (Sanford C.) & Co. and $16,293 with Merrill Lynch & Co., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $134,595,497, of which $4,407,012 expires in the year 2008, $67,424,372 expires in the year 2009, and $62,764,113 expires in the year 2010.

Included in the capital loss carryforwad amounts above are $42,956,563 of losses acquired from EQ/T. Rowe Price International Portfolio as a result of the reorganizations during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of      Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (22.3%)
Automobiles (1.2%)
Bayerische Motoren Werke (BMW) AG ...................     233,400   $ 10,322,169
                                                                    ------------
Hotels, Restaurants & Leisure (4.3%)
Carnival Corp. ......................................     223,300     10,495,100
Cheesecake Factory, Inc.*^ ..........................      65,300      2,598,287
Four Seasons Hotels, Inc.^ ..........................      29,600      1,782,216
GTECH Holdings Corp. ................................      80,200      3,714,062
International Game Technology .......................     105,700      4,080,020
Outback Steakhouse, Inc. ............................      66,440      2,747,958
P.F. Chang's China Bistro, Inc.*^ ...................      58,100      2,390,815
Royal Caribbean Cruises Ltd.^ .......................     208,400      9,046,644
Starbucks Corp.* ....................................      38,700      1,682,676
WMS Industries, Inc.*^ ..............................     102,800      3,063,440
                                                                    ------------
                                                                      41,601,218
                                                                    ------------
Internet & Catalog Retail (3.3%)
eBay, Inc.* .........................................     204,700     18,822,165
InterActiveCorp*^ ...................................     437,086     13,173,772
                                                                    ------------
                                                                      31,995,937
                                                                    ------------
Media (7.6%)
Citadel Broadcasting Corp.*^ ........................     247,600      3,607,532
EchoStar Communications Corp., Class A* .............     391,600     12,041,700
Getty Images, Inc.*^ ................................     219,200     13,152,000
Grupo Televisa S.A. (ADR)^ ..........................      91,900      4,160,313
Meredith Corp. ......................................      84,700      4,655,112
News Corp., Ltd. (Preferred ADR) ....................     286,700      9,426,696
NTL, Inc.*^ .........................................     232,253     13,382,418
Playboy Enterprises, Inc., Class B*^ ................     117,100      1,359,531
Walt Disney Co. .....................................     248,000      6,321,520
Westwood One, Inc.* .................................     266,560      6,344,128
                                                                    ------------
                                                                      74,450,950
                                                                    ------------
Multiline Retail (2.0%)
Family Dollar Stores, Inc. ..........................     154,100      4,687,722
Kohl's Corp.* .......................................     122,770      5,190,716
Target Corp. ........................................     238,100     10,112,107
                                                                    ------------
                                                                      19,990,545
                                                                    ------------
Specialty Retail (3.0%)
Best Buy Co., Inc. ..................................      76,700      3,891,758
Petsmart, Inc. ......................................     152,000      4,932,400
Ross Stores, Inc. ...................................     247,000      6,609,720
Staples, Inc. .......................................     241,900      7,090,089
Tiffany & Co. .......................................     199,080      7,336,098
                                                                    ------------
                                                                      29,860,065
                                                                    ------------
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.* ........................................      75,900      3,429,921
Reebok International Ltd. ...........................     151,800      5,461,764
                                                                    ------------
                                                                       8,891,685
                                                                    ------------
   Total Consumer Discretionary.                                     217,112,569
                                                                    ------------
Consumer Staples (2.0%)
Food & Staples Retailing (1.6%)
CVS Corp. ...........................................      92,200      3,874,244
Walgreen Co. ........................................     333,680     12,082,553
                                                                    ------------
                                                                      15,956,797
                                                                    ------------
Food Products (0.4%)
Coolbrands International, Inc.* .....................     226,100      3,693,149
                                                                    ------------
   Total Consumer Staples ...........................                 19,649,946
                                                                    ------------
Energy (1.8%)
Energy Equipment & Services (1.8%)
BJ Services Co.* ....................................     140,940      6,460,690
Cooper Cameron Corp.* ...............................      61,130      2,977,031
GlobalSantaFe Corp. .................................     132,700   $  3,516,550
Smith International, Inc.*^ .........................      88,600      4,940,336
                                                                    ------------
   Total Energy .....................................                 17,894,607
                                                                    ------------
Financials (4.6%)
Capital Markets (3.6%)
Ameritrade Holding Corp.* ...........................     709,400      8,051,690
Goldman Sachs Group, Inc. ...........................      70,130      6,603,441
Investors Financial Services Corp.^ .................      98,300      4,283,914
Legg Mason, Inc.^ ...................................     107,800      9,810,878
Merrill Lynch & Co., Inc. ...........................     121,392      6,552,740
                                                                    ------------
                                                                      35,302,663
                                                                    ------------
Consumer Finance (0.9%)
American Express Co. ................................     170,700      8,770,566
                                                                    ------------
Diversified Financial Services (0.1%)
Chicago Mercantile Exchange^ ........................       5,300        765,161
                                                                    ------------
   Total Financials .................................                 44,838,390
                                                                    ------------
Health Care (25.1%)
Biotechnology (7.1%)
Amgen, Inc.* ........................................     134,800      7,356,036
Celgene Corp.*^ .....................................     126,500      7,243,390
Gen-Probe, Inc.* ....................................     127,000      6,009,640
Genentech, Inc.* ....................................      47,700      2,680,740
Genzyme Corp. - General Division* ...................     269,758     12,767,646
Gilead Sciences, Inc.* ..............................     258,000     17,286,000
ImClone Systems, Inc.*^ .............................      48,000      4,117,920
Invitrogen Corp.*^ ..................................      52,600      3,786,674
MedImmune, Inc.* ....................................     207,900      4,864,860
Neurocrine Biosciences, Inc.*^ ......................      56,100      2,908,785
                                                                    ------------
                                                                      69,021,691
                                                                    ------------
Health Care Equipment & Supplies (10.4%)
Alcon, Inc. .........................................      93,900      7,385,235
Apogent Technologies, Inc.* .........................      39,500      1,264,000
Bard (C.R.), Inc.^ ..................................     208,900     11,834,185
Baxter International, Inc. ..........................     250,200      8,634,402
Cytyc Corp.*^ .......................................     853,130     21,643,908
Dentsply International, Inc. ........................     127,700      6,653,170
Fisher Scientific International, Inc.*^ .............     216,400     12,497,100
Guidant Corp. .......................................     241,000     13,467,080
Medtronic, Inc. .....................................     188,600      9,188,592
Millipore Corp.* ....................................     169,600      9,560,352
                                                                    ------------
                                                                     102,128,024
                                                                    ------------
Health Care Providers & Services (1.7%)
Caremark Rx, Inc.* ..................................     273,500      9,009,090
HCA, Inc. ...........................................     193,000      8,026,870
                                                                    ------------
                                                                      17,035,960
                                                                    ------------
Pharmaceuticals (5.9%)
Allergan, Inc. ......................................     113,600     10,169,472
Elan Corp. plc (ADR)*^ ..............................     112,300      2,778,302
Eli Lilly & Co. .....................................      71,700      5,012,547
Johnson & Johnson ...................................     307,200     17,111,040
Medicis Pharmaceutical Corp., Class A* ..............     307,700     12,292,615
Novartis AG (Registered) ............................     151,800      6,696,703
Roche Holding AG ....................................      37,500      3,712,871
                                                                    ------------
                                                                      57,773,550
                                                                    ------------
   Total Health Care ................................                245,959,225
                                                                    ------------
Industrials (8.7%)
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc. ........      61,500      3,038,715
                                                                    ------------
Airlines (1.1%)
JetBlue Airways Corp.*^ .............................      85,900      2,523,742

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                    Number of         Value
                                                      Shares         (Note 1)
--------------------------------------------------------------------------------
Southwest Airlines Co. ........................        462,700   $    7,759,479
                                                                 --------------
                                                                     10,283,221
                                                                 --------------
Commercial Services & Supplies (5.9%)
Apollo Group, Inc., Class A* ..................         63,800        5,632,902
ARAMARK Corp., Class B ........................        335,140        9,638,626
Career Education Corp.* .......................        281,800       12,838,808
Corinthian Colleges, Inc.*^ ...................        473,900       11,724,286
Corporate Executive Board Co.^ ................         80,300        4,640,537
Manpower, Inc. ................................         85,950        4,363,682
Monster Worldwide, Inc.* ......................        111,800        2,875,496
Robert Half International, Inc. ...............        122,200        3,637,894
Strayer Education, Inc.^ ......................         20,610        2,299,458
                                                                 --------------
                                                                     57,651,689
                                                                 --------------
Electrical Equipment (0.3%)
Alamosa Holdings, Inc.*^ ......................        443,770        3,261,709
                                                                 --------------
Industrial Conglomerates (1.1%)
Tyco International Ltd. .......................        339,100       11,237,774
                                                                 --------------
   Total Industrials ..........................                      85,473,108
                                                                 --------------
Information Technology (27.9%)
Communications Equipment (5.8%)
Andrew Corp.*^ ................................        444,800        8,900,448
Cisco Systems, Inc.* ..........................        819,166       19,414,234
Comverse Technology, Inc.* ....................        352,600        7,030,844
F5 Networks, Inc.*^ ...........................         63,910        1,692,337
Harris Corp. ..................................         76,900        3,902,675
Juniper Networks, Inc.* .......................        122,372        3,006,680
Nokia OYJ (ADR) ...............................        586,200        8,523,348
Research In Motion Ltd.*^ .....................         67,100        4,592,324
                                                                 --------------
                                                                     57,062,890
                                                                 --------------
Computers & Peripherals (2.6%)
Apple Computer, Inc.* .........................        185,000        6,019,900
Dell, Inc.* ...................................        415,310       14,876,404
Lexmark International, Inc., Class A* .........         41,000        3,957,730
                                                                 --------------
                                                                     24,854,034
                                                                 --------------
Electronic Equipment & Instruments (1.5%)
CDW Corp.^ ....................................         76,400        4,871,264
Waters Corp.*^ ................................        205,800        9,833,124
                                                                 --------------
                                                                     14,704,388
                                                                 --------------
Internet Software & Services (2.4%)
Akamai Technologies, Inc.*^ ...................        161,400        2,897,130
Softbank Corp.^ ...............................        100,100        4,403,428
Yahoo!, Inc.* .................................        451,800       16,413,894
                                                                 --------------
                                                                     23,714,452
                                                                 --------------
IT Services (3.1%)
Alliance Data Systems Corp.* ..................        250,900       10,600,525
Ceridian Corp.* ...............................        197,800        4,450,500
DST Systems, Inc.*^ ...........................        246,500       11,854,185
Paychex, Inc. .................................        102,600        3,476,088
                                                                 --------------
                                                                     30,381,298
                                                                 --------------
Semiconductors & Semiconductor Equipment (3.5%)
Analog Devices, Inc. ..........................        184,840        8,702,267
Integrated Circuit Systems, Inc.*^ ............        157,000        4,264,120
Marvell Technology Group Ltd.* ................        490,000       13,083,000
PMC-Sierra, Inc.*^ ............................        356,600        5,117,210
Xilinx, Inc. ..................................         90,200        3,004,562
                                                                 --------------
                                                                     34,171,159
                                                                 --------------
Software (9.0%)
Adobe Systems, Inc. ...........................        196,900        9,155,850
Amdocs Ltd.* ..................................        649,400       15,215,442
Electronic Arts, Inc.* ........................        207,200       11,302,760
Mercury Interactive Corp.* ....................        155,200        7,733,616
Microsoft Corp. ...............................        538,500       15,379,560
Red Hat, Inc.*^ ...............................        340,900        7,830,473
Symantec Corp.* ...............................        220,700        9,662,246
VERITAS Software Corp.* .......................        436,610   $   12,094,097
                                                                 --------------
                                                                     88,374,044
                                                                 --------------
   Total Information Technology                                     273,262,265
                                                                 --------------
Materials (0.1%)
Metals & Mining (0.1%)
Aber Diamond Corp.* (b)(n) ....................         13,800          408,153
Aber Diamond Corp.* ...........................         15,300          452,421
                                                                 --------------
   Total Materials ............................                         860,574
                                                                 --------------
Telecommunication Services (5.4%)
Wireless Telecommunication Services (5.4%)
America Movil S.A. de C.V. (ADR) ..............        179,400        6,524,778
American Tower Corp., Class A*^ ...............      1,056,350       16,056,520
Crown Castle International Corp.*^ ............        552,200        8,144,950
Nextel Communications, Inc., Class A* .........        105,600        2,815,296
Spectrasite, Inc.* ............................        241,160       10,422,935
Vodafone Group plc (ADR)^ .....................        404,711        8,944,113
                                                                 --------------
   Total Telecommunication Services ...........                      52,908,592
                                                                 --------------
Total Common Stocks (97.9%)
   (Cost $831,079,955).........................                     957,959,276
                                                                 --------------

                                                    Principal
                                                     Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (17.6%)
Blue Heron Funding Ltd.
   1.68%, 5/27/05 (l) .........................    $10,000,000       10,000,000
Cantor Fitzgerald Securities
   1.54%, 7/1/04 ..............................     24,864,227       24,864,227
   1.60%, 7/1/04 ..............................     20,000,000       20,000,000
Credit Suisse First Boston LLC
   1.65%, 7/1/04 ..............................     80,000,000       80,000,000
Deutsche Bank AG
   1.60%, 2/22/05 (l) .........................      1,500,747        1,500,747
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) .........................      1,000,000        1,000,000
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04 ..............................     11,000,000       11,000,000
Monumental Global Funding II
   1.13%, 7/6/05 (l) ..........................      2,000,316        2,000,316
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) .........................     10,000,000       10,000,000
New York Life Insurance Co.
   1.22%, 9/30/04 (l) .........................      2,000,000        2,000,000
National City Bank/Indiana
   1.13%, 11/7/05 (l) .........................      9,993,187        9,993,187
                                                                 --------------
                                                                    172,358,477
                                                                 --------------
Time Deposit (2.2%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ..............................     21,147,714       21,147,714
                                                                 --------------
Total Short-Term Debt Securities (19.8%)
   (Amortized Cost $193,506,191)                                    193,506,191
                                                                 --------------
Total Investments (117.7%)
   (Cost/Amortized Cost $1,024,586,146)                           1,151,465,467
Other Assets Less Liabilities (-17.7%) ........                    (173,256,445)
                                                                 --------------
Net Assets (100%) .............................                  $  978,209,022
                                                                 ==============

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(b)  Illiquid security.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

(n) Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ...............   $  572,765,311
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ...............      616,076,159

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $  142,963,458
Aggregate gross unrealized depreciation ......................      (16,084,137)
                                                                 --------------
Net unrealized appreciation ..................................   $  126,879,321
                                                                 ==============
Federal income tax cost of investments .......................   $1,024,586,146
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $170,849,892. This was secured by collateral of $172,358,477 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $1,080,919,031, of which $599,155,945 expires in the year 2009, $430,153,032 in the year 2010 and
$51,610,054 expires in the year 2011.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (0.6%)
Magna International, Inc., Class A ..................       21,030   $ 1,791,125
                                                                     -----------
Automobiles (0.8%)
Harley-Davidson, Inc. ...............................       43,950     2,722,263
                                                                     -----------
Hotels, Restaurants & Leisure (0.3%)
Carnival Corp. ......................................       21,200       996,400
                                                                     -----------
Household Durables (0.5%)
Newell Rubbermaid, Inc. .............................       68,710     1,614,685
                                                                     -----------
Internet & Catalog Retail (0.7%)
eBay, Inc.* .........................................       23,300     2,142,435
                                                                     -----------
Media (4.8%)
Citadel Broadcasting Corp.*^ ........................       51,600       751,812
Comcast Corp., Class A* .............................      100,191     2,808,354
Cox Radio, Inc., Class A* ...........................       25,600       444,928
EchoStar Communications Corp., Class A* .............        6,040       185,730
Fox Entertainment Group, Inc., Class A* .............      118,530     3,164,751
New York Times Co., Class A .........................       79,990     3,576,353
Viacom, Inc., Class B ...............................       62,722     2,240,430
Walt Disney Co. .....................................      100,600     2,564,294
                                                                     -----------
                                                                      15,736,652
                                                                     -----------
Multiline Retail (2.7%)
Kohl's Corp.* .......................................       83,870     3,546,023
Target Corp. ........................................      125,540     5,331,684
                                                                     -----------
                                                                       8,877,707
                                                                     -----------
Specialty Retail (1.8%)
Gap, Inc. ...........................................      106,300     2,577,775
TJX Cos., Inc. ......................................      139,570     3,369,220
                                                                       5,946,995
                                                                     -----------
   Total Consumer Discretionary .....................                 39,828,262
                                                                     -----------
Consumer Staples (8.6%)
Beverages (2.1%)
Anheuser-Busch Cos., Inc. ...........................       45,300     2,446,200
PepsiCo, Inc. .......................................       79,423     4,279,311
                                                                     -----------
                                                                       6,725,511
                                                                     -----------
Food & Staples Retailing (1.0%)
CVS Corp. ...........................................       78,230     3,287,225
                                                                     -----------
Food Products (1.1%)
General Mills, Inc. .................................       73,760     3,505,813
                                                                     -----------
Household Products (4.4%)
Colgate-Palmolive Co. ...............................       62,300     3,641,435
Kimberly-Clark Corp. ................................       52,650     3,468,582
Procter & Gamble Co. ................................       65,100     3,544,044
Reckitt Benckiser plc ...............................      134,970     3,820,829
                                                                     -----------
                                                                      14,474,890
                                                                     -----------
   Total Consumer Staples ...........................                 27,993,439
                                                                     -----------
Energy (8.3%)
Energy Equipment & Services (2.0%)
Halliburton Co. .....................................      110,550     3,345,243
Noble Corp.* ........................................       48,100     1,822,509
Schlumberger Ltd. ...................................       22,190     1,409,287
                                                                     -----------
                                                                       6,577,039
                                                                     -----------
Oil & Gas (6.3%)
BP plc (ADR) ........................................      154,534     8,278,386
EnCana Corp. (New York Exchange) ....................       32,470     1,401,405
EnCana Corp. (Toronto Exchange) .....................       33,630     1,445,281
EOG Resources, Inc. .................................       44,770     2,673,217
Total S.A. (ADR) ....................................       36,740   $ 3,529,979
Unocal Corp. ........................................       82,770     3,145,260
                                                                     -----------
                                                                      20,473,528
                                                                     -----------
   Total Energy .....................................                 27,050,567
                                                                     -----------
Financials (15.9%)
Capital Markets (2.5%)
Goldman Sachs Group, Inc. ...........................       13,950     1,313,532
Legg Mason, Inc.^ ...................................       18,960     1,725,550
Merrill Lynch & Co., Inc. ...........................       95,730     5,167,505
                                                                     -----------
                                                                       8,206,587
                                                                     -----------
Commercial Banks (3.2%)
Bank of America Corp. ...............................       76,700     6,490,354
Wells Fargo & Co. ...................................       67,590     3,868,176
                                                                     -----------
                                                                      10,358,530
                                                                     -----------
Consumer Finance (2.3%)
American Express Co. ................................       94,250     4,842,565
MBNA Corp. ..........................................       95,900     2,473,261
                                                                     -----------
                                                                       7,315,826
                                                                     -----------
Diversified Financial Services (2.3%)
Citigroup, Inc. .....................................      163,753     7,614,514
                                                                     -----------
Insurance (2.7%)
American International Group, Inc. ..................      103,130     7,351,107
Hartford Financial Services Group, Inc. .............       19,980     1,373,425
                                                                     -----------
                                                                       8,724,532
                                                                     -----------
Thrifts & Mortgage Finance (2.9%)
Countrywide Financial Corp. .........................       35,600     2,500,900
Fannie Mae ..........................................       99,040     7,067,494
                                                                     -----------
                                                                       9,568,394
                                                                     -----------
   Total Financials .................................                 51,788,383
                                                                     -----------
Health Care (12.8%)
Biotechnology (2.3%)
Amgen, Inc.* ........................................       43,100     2,351,967
Genzyme Corp. - General Division* ...................       65,630     3,106,268
Gilead Sciences, Inc.* ..............................       31,580     2,115,860
                                                                     -----------
                                                                       7,574,095
                                                                     -----------
Health Care Equipment & Supplies (2.4%)
Baxter International, Inc. ..........................       72,150     2,489,897
Boston Scientific Corp.* ............................       35,300     1,510,840
Guidant Corp. .......................................       53,640     2,997,403
Medtronic, Inc. .....................................       16,500       803,880
                                                                     -----------
                                                                       7,802,020
                                                                     -----------
Health Care Providers & Services (0.8%)
HCA, Inc. ...........................................       63,960     2,660,096
                                                                     -----------
Pharmaceuticals (7.3%)
Abbott Laboratories .................................       81,800     3,334,168
Allergan, Inc. ......................................       24,980     2,236,210
Eli Lilly & Co. .....................................       14,420     1,008,102
Johnson & Johnson ...................................      215,288    11,991,542
Roche Holding AG ....................................       30,330     3,002,970
Wyeth ...............................................       57,630     2,083,901
                                                                     -----------
                                                                      23,656,893
                                                                     -----------
   Total Health Care ................................                 41,693,104
                                                                     -----------
Industrials (12.7%)
Aerospace & Defense (3.9%)
Lockheed Martin Corp. ...............................      106,590     5,551,207
United Technologies Corp. ...........................       79,070     7,233,324
                                                                     -----------
                                                                      12,784,531
                                                                     -----------
Air Freight & Logistics (1.5%)
FedEx Corp. .........................................       34,260     2,798,699

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
United Parcel Service, Inc./Georgia, Class B ......        27,000   $  2,029,590
                                                                    ------------
                                                                       4,828,289
                                                                    ------------
Building Products (0.3%)
Masco Corp. .......................................        29,000        904,220
                                                                    ------------
Commercial Services & Supplies (0.5%)
ARAMARK Corp., Class B ............................        53,490      1,538,372
                                                                    ------------
Industrial Conglomerates (4.2%)
General Electric Co. ..............................       253,741      8,221,209
Tyco International Ltd. ...........................       170,130      5,638,108
                                                                    ------------
                                                                      13,859,317
                                                                    ------------
Machinery (2.3%)
Caterpillar, Inc. .................................        43,800      3,479,472
Eaton Corp. .......................................        37,780      2,445,877
Illinois Tool Works, Inc. .........................        15,150      1,452,734
                                                                    ------------
                                                                       7,378,083
                                                                    ------------
   Total Industrials...............................                   41,292,812
                                                                    ------------
Information Technology (16.5%)
Communications Equipment (4.1%)
Cisco Systems, Inc.* ..............................       357,798      8,479,813
Nortel Networks Corp.* ............................       504,900      2,519,451
Telefonktiebolaget LM Ericsson (ADR)*^ ............        82,800      2,477,376
                                                                    ------------
                                                                      13,476,640
                                                                    ------------
Computers & Peripherals (2.3%)
Apple Computer, Inc.* .............................        48,100      1,565,174
Dell, Inc.* .......................................       116,260      4,164,433
Lexmark International, Inc., Class A* .............        17,200      1,660,316
                                                                    ------------
                                                                       7,389,923
                                                                    ------------
Internet Software & Services (0.8%)
Yahoo!, Inc.* .....................................        74,500      2,706,585
                                                                    ------------
IT Services (1.3%)
Accenture Ltd., Class A* ..........................       120,690      3,316,561
Fiserv, Inc.* .....................................        22,360        869,581
                                                                    ------------
                                                                       4,186,142
                                                                    ------------
Semiconductors & Semiconductor Equipment (2.9%)
Analog Devices, Inc. ..............................        76,890      3,619,981
Intel Corp. .......................................       118,470      3,269,772
Texas Instruments, Inc. ...........................       100,318      2,425,689
                                                                    ------------
                                                                       9,315,442
                                                                    ------------
Software (5.1%)
Amdocs Ltd.* ......................................        77,000      1,804,110
Microsoft Corp ....................................       386,816     11,047,465
Symantec Corp.* ...................................        31,500      1,379,070
VERITAS Software Corp.* ...........................        87,180      2,414,886
                                                                    ------------
                                                                      16,645,531
                                                                    ------------
   Total Information Technology ...................                   53,720,263
                                                                    ------------
Materials (4.9%)
Chemicals (4.9%)
Dow Chemical Co. ..................................       102,040   $  4,153,028
DuPont (E.I.) de Nemours & Co. ....................        67,160      2,983,247
Monsanto Co. ......................................        62,690      2,413,565
PPG Industries, Inc. ..............................        28,730      1,795,338
Praxair, Inc. .....................................       118,220      4,718,160
                                                                    ------------
   Total Materials.................................                   16,063,338
                                                                    ------------
Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.0%)
Sprint Corp. (FON Group) ..........................       188,940      3,325,344
                                                                    ------------
Wireless Telecommunication Services (1.1%)
Vodafone Group plc (ADR)^ .........................       163,169      3,606,035
                                                                    ------------
   Total Telecommunication Services ...............                    6,931,379
                                                                    ------------
Utilities (2.2%)
Electric Utilities (2.2%)
Dominion Resources, Inc. ..........................        44,760      2,823,461
Entergy Corp. .....................................        11,790        660,358
Exelon Corp. ......................................       105,300      3,505,437
                                                                    ------------
   Total Utilities ................................                    6,989,256
                                                                    ------------
Total Common Stocks (96.2%)
   (Cost $289,526,522) ............................                  313,350,803
                                                                    ------------

                                                      Principal
                                                       Amount
                                                     -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investment of Cash Collateral for
   Securities Loaned (2.4%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04 .................................   $ 7,794,965      7,794,965
                                                                   ------------
Time Deposit (4.2%)
J.P. Morgan Chase Nassau,
0.63%, 7/1/04 ....................................    13,580,623     13,580,623
                                                                   ------------
Total Short-Term Debt Securities (6.6%)
   (Amortized Cost $21,375,588)...................                   21,375,588
Total Investments (102.8%)
   (Cost/Amortized Cost $310,902,110).............                  334,726,391
Other Assets Less Liabilities (-2.8%).............                   (9,168,733)
                                                                   ------------
Net Assets (100%) ................................                 $325,557,658
                                                                   ============
----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

     Glossary:
     ADR -- American Depositary Receipt

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ..................   $187,418,780
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities...................    182,250,894

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.........................   $ 28,219,246
Aggregate gross unrealized depreciation.........................     (4,394,965)
                                                                   ------------
Net unrealized appreciation.....................................   $ 23,824,281
                                                                   ============
Federal income tax cost of investments .........................   $310,902,110
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $7,682,944. This was secured by collateral of $7,794,965 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $63,744,894, of which $836,647 expires in the year 2007, $146,486 expires in the year 2008, $29,385,246 expires in the year 2009, $31,544,056 expires in the year 2010, and $1,832,459 expires in the year 2011.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                     Principal         Value
                                                       Amount        (Note 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Bank Note (0.7%)
U.S. Bank National Association
   1.09%, 8/17/04 ...............................   $10,000,000   $    9,998,459
                                                                  --------------
Certificates of Deposit (20.5%)
Banco Bilbao Vizcaya
   1.20%, 8/16/04 ...............................    10,000,000       10,000,000
BNP Paribas Finance, Inc.
   1.11%, 8/3/04 ................................    29,996,536       29,998,095
Citibank N.A.
   1.17%, 8/12/04 ...............................     3,000,000        3,000,000
   1.19%, 8/20/04 ...............................     8,600,000        8,600,000
Credit Agricole Indosuez
   1.13%, 9/30/04 ...............................    20,500,000       20,502,301
Credit Suisse First Boston
   1.37%, 9/9/04 ................................    22,000,000       22,000,000
Dexia
   1.08%, 8/31/04 ...............................    15,000,000       15,000,000
HSBC Bank plc
   1.11%, 7/19/04 ...............................    14,998,851       14,999,617
HSBC USA, Inc.
   1.14%, 8/11/04 ...............................    12,961,553       12,982,678
LandesBank Baden Wuerttemberg
   1.10%, 7/16/04 ...............................     8,000,000        8,000,145
   1.20%, 8/20/04 ...............................    40,000,000       40,000,277
   1.28%, 9/13/04 ...............................     5,000,000        5,000,102
   1.37%, 10/15/04 ..............................    10,000,000       10,000,146
State Street Bank & Trust Co.
   1.25%, 8/10/04 ...............................    20,000,000       20,000,000
Washington Mutual Bank FA
   1.25%, 7/22/04 ...............................    22,499,999       22,499,999
Wells Fargo Bank
   1.08%, 7/7/04 ................................    74,500,000       74,500,000
                                                                  --------------
                                                                     317,083,360
                                                                  --------------
Commercial Paper (67.0%)
ABN Amro Bank
   1.15%, 8/12/04 ...............................    23,000,000       22,968,337
ANZ Delaware, Inc.
   1.19%, 8/10/04 ...............................    22,000,000       21,970,178
Banque & Caisse Epargne Etat
   1.33%, 9/9/04 ................................    50,000,000       49,868,750
Banque Generale Du Luxembourg
   1.07%, 8/11/04 ...............................    20,000,000       19,975,172
Barclays U.S. Funding Corp.
   1.15%, 8/16/04 ...............................    25,000,000       24,962,625
   1.20%, 8/24/04 ...............................    15,000,000       14,972,663
BNP Paribas Finance, Inc.
   1.24%, 9/14/04 ...............................    35,000,000       34,908,490
Calyon North America, Inc.
   1.15%, 8/9/04 ................................    50,000,000       49,936,083
CBA (Delaware) Finance, Inc.
   1.14%, 8/13/04 ...............................    26,000,000       25,963,975
Citigroup Global Markets Holdings, Inc.
   1.14%, 7/8/04 ................................    49,700,000       49,687,437
Danske Corp.
   0.96%, 7/9/04 ................................     7,000,000        6,998,328
Dexia Delaware LLC
   1.17%, 7/20/04 ...............................    12,000,000       11,992,178
Federation des Caisses Desjardins du Quebec
   1.12%, 8/6/04 ................................    22,000,000       21,974,700
General Electric Capital Corp.
   1.30%, 8/20/04 ...............................    24,600,000       24,554,900
   1.26%, 9/3/04 ................................    15,000,000       14,965,867
   1.31%, 9/7/04 ................................    20,000,000       19,949,755
   1.27%, 9/8/04 ................................    10,000,000        9,975,275
Goldman Sachs Group, Inc.
   1.27%, 8/13/04 ...............................   $22,325,000   $   22,290,334
HBOS Treasury Services plc
   1.01%, 7/15/04 ...............................     3,100,000        3,098,698
   1.09%, 7/26/04 ...............................    15,000,000       14,999,209
   1.45%, 9/13/04 ...............................    40,000,000       39,879,133
HSBC Bank USA
   1.05%, 8/9/04 ................................    19,700,000       19,676,951
HSBC USA, Inc.
   1.00%, 7/13/04 ...............................    20,000,000       19,992,800
ING U.S. Funding LLC
   0.92%, 7/9/04 ................................    25,000,000       24,994,222
Morgan Stanley Group, Inc.
   0.96%, 7/7/04 ................................    26,500,000       26,495,053
Natexis Banques Populaires
   0.54%, 7/2/04 ................................    24,100,000       24,099,284
Norddeutsche Landesbank
   1.23%, 8/11/04 ...............................    29,600,000       29,557,692
Nordea N.A.
   1.05%, 7/30/04 ...............................    14,500,000       14,487,268
   1.34%, 9/10/04 ...............................     8,000,000        7,978,542
Rabobank USA Finance Corp.
   (Zero Rate), 7/1/04 ..........................    39,400,000       39,400,000
San Paolo IMI U.S. Financial Co.
   1.29%, 8/23/04 ...............................    21,400,000       21,358,728
Santander Central Hispano International Ltd.
   1.47%, 9/14/04 ...............................    12,000,000       11,962,750
Shell Finance (UK) plc
   1.22%, 8/12/04 ...............................    31,000,000       30,954,792
Societe Generale North America, Inc.
   0.97%, 7/12/04 ...............................    27,000,000       26,991,255
Svenska Handelsbanken AB
   1.05%, 9/17/04 ...............................    25,000,000       24,942,583
Swedbank AB
   1.01%, 7/16/04 ...............................    19,900,000       19,891,086
Toyota Motor Credit Corp.
   0.90%, 7/7/04 ................................    15,000,000       14,997,375
   1.19%, 8/4/04 ................................    25,000,000       24,971,194
   1.26%, 8/12/04 ...............................    20,000,000       19,969,900
   1.27%, 8/16/04 ...............................    10,000,000        9,983,389
UBS Finance (Del) LLC
   (Zero Rate), 7/1/04 ..........................    74,700,000       74,700,000
Unicredit Delaware, Inc.
   1.47%, 9/14/04 ...............................    21,000,000       20,935,250
Westpac Trust Securities NZ Ltd.
   1.01%, 7/27/04 ...............................     7,000,000        6,994,692
   1.15%, 8/13/04 ...............................    15,000,000       14,979,038
                                                                  --------------
                                                                   1,036,205,931
                                                                  --------------
Government Securities (11.3%)
Federal Home Loan Bank
   1.21%, 9/27/04 (l) ...........................    80,000,000       79,992,313
   6.82%, 12/10/04 ..............................     9,000,000        9,223,831
Federal Home Loan Mortgage Corp.
   1.17%, 8/20/04 ...............................    20,000,000       20,000,000
   3.25%, 11/15/04 ..............................    15,000,000       15,119,015
Federal National
   Mortgage Association
   (Discount Note), 8/10/04 .....................    21,500,000       21,469,422
   (Discount Note), 9/29/04 .....................    28,900,000       28,823,415
                                                                  --------------
                                                                     174,627,996
                                                                  --------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ................................       127,162          127,162
                                                                  --------------

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                    Principal         Value
                                                      Amount        (Note 1)
--------------------------------------------------------------------------------
Variable Rate Securities (1.3%)
HBOS Treasury Services plc
   1.15%, 7/23/04 (l)(S)........................   $12,600,000   $   12,600,221
Royal Bank of Scotland
   1.21%, 6/20/05 (l)...........................     8,000,000        7,997,643
                                                                 --------------
                                                                     20,597,864
                                                                 --------------
Total Short-Term Debt Securities (100.8%)
   (Amortized Cost $1,558,640,772)                                1,558,640,772
Other Assets Less Liabilities (-0.8%)                               (12,428,051)
                                                                 --------------
Net Assets (100%)...............................                 $1,546,212,721
                                                                 ==============

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $12,600,221 or 0.81% of net assets.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

The Portfolio has a net capital loss carryforward of $98,159 which expires in the year 2009.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (0.2%)
Lear Corp. ...........................................      25,514   $ 1,505,071
                                                                     -----------
Automobiles (0.5%)
Ford Motor Co. .......................................     133,200     2,084,580
Harley-Davidson, Inc. ................................      14,200       879,548
                                                                     -----------
                                                                       2,964,128
                                                                     -----------
Hotels, Restaurants & Leisure (2.0%)
Darden Restaurants, Inc. .............................      28,900       593,895
Harrah's Entertainment, Inc. .........................      24,106     1,304,135
Marriott International, Inc., Class A ................      27,900     1,391,652
McDonald's Corp. .....................................     297,785     7,742,410
MGM Mirage, Inc.*  ...................................      24,766     1,162,516
                                                                     -----------
                                                                      12,194,608
                                                                     -----------
Household Durables (0.9%)
Centex Corp. .........................................       8,300       379,725
D.R. Horton, Inc. ....................................       7,400       210,160
Fortune Brands, Inc. .................................      17,897     1,349,971
Lennar Corp., Class A ................................      30,300     1,355,016
Newell Rubbermaid, Inc. ..............................      10,563       248,230
Whirlpool Corp. ......................................      26,251     1,800,819
                                                                     -----------
                                                                       5,343,921
                                                                     -----------
Leisure Equipment & Products (0.5%)
Mattel, Inc. .........................................     185,753     3,389,992
                                                                     -----------
Media (2.5%)
Liberty Media Corp., Class A* ........................     273,310     2,457,057
Liberty Media International, Inc.
   Class A ...........................................      13,666       506,990
McGraw-Hill Cos., Inc. ...............................       8,400       643,188
Time Warner, Inc.* ...................................     309,140     5,434,681
Walt Disney Co. ......................................     260,687     6,644,912
                                                                     -----------
                                                                      15,686,828
                                                                     -----------
Multiline Retail (0.4%)
Federated Department Stores, Inc. ....................      17,852       876,533
J.C. Penney Co., Inc. ................................      43,058     1,625,870
                                                                     -----------
                                                                       2,502,403
                                                                     -----------
Specialty Retail (3.2%)
AutoZone, Inc.*  .....................................       9,072       726,667
Boise Cascade Corp. ..................................      16,500       621,060
Home Depot, Inc. .....................................     215,432     7,583,206
Limited Brands, Inc. .................................      94,000     1,757,800
Lowe's Cos., Inc. ....................................      75,176     3,950,499
Office Depot, Inc.* ..................................     122,620     2,196,124
Staples, Inc. ........................................      54,570     1,599,447
TJX Cos., Inc. .......................................      57,500     1,388,050
                                                                     -----------
                                                                      19,822,853
                                                                     -----------
Textiles, Apparel & Luxury Goods (0.1%)
Liz Claiborne, Inc. ..................................      20,000       719,600
                                                                     -----------
   Total Consumer Discretionary ......................                64,129,404
                                                                     -----------
Consumer Staples (7.5%)
Beverages (2.0%)
Coca-Cola Co. ........................................     186,858     9,432,592
Coca-Cola Enterprises, Inc. ..........................     109,385     3,171,071
                                                                     -----------
                                                                      12,603,663
                                                                     -----------
Food & Staples Retailing (0.1%)
Rite Aid Corp.*^  ....................................      88,400       461,448
                                                                     -----------
Food Products (1.5%)
ConAgra Foods, Inc. ..................................      55,558     1,504,511
General Mills, Inc. ..................................      38,400     1,825,152
H.J. Heinz Co. .......................................      61,152     2,397,158
Kellogg Co. ..........................................      33,800     1,414,530
Sara Lee Corp. .......................................      14,736   $   338,781
Tyson Foods, Inc., Class A ...........................      79,200     1,659,240
                                                                     -----------
                                                                       9,139,372
                                                                     -----------
Household Products (1.9%)
Colgate-Palmolive Co. ................................      48,500     2,834,825
Kimberly-Clark Corp. .................................      33,900     2,233,332
Procter & Gamble Co. .................................     124,720     6,789,757
                                                                     -----------
                                                                      11,857,914
                                                                     -----------
Tobacco (2.0%)
Altria Group, Inc. ...................................     242,111    12,117,655
                                                                     -----------
   Total Consumer Staples ............................                46,180,052
                                                                     -----------
Energy (7.3%)
Energy Equipment & Services (0.9%)
GlobalSantaFe Corp. ..................................      23,400       620,100
Halliburton Co. ......................................      67,300     2,036,498
Noble Corp.*  ........................................      31,772     1,203,841
Transocean, Inc.* ....................................      40,700     1,177,858
Varco International, Inc.* ...........................      15,600       341,484
                                                                     -----------
                                                                       5,379,781
                                                                     -----------
Oil & Gas (6.4%)
Amerada Hess Corp.^ ..................................      13,000     1,029,470
ChevronTexaco Corp. ..................................      68,539     6,450,205
ConocoPhillips .......................................      13,000       991,770
Devon Energy Corp. ...................................      13,515       891,990
Exxon Mobil Corp. ....................................     563,191    25,011,312
Marathon Oil Co. .....................................      65,502     2,478,596
Occidental Petroleum Corp. ...........................      13,185       638,286
Unocal Corp. .........................................      60,066     2,282,508
                                                                     -----------
                                                                      39,774,137
                                                                     -----------
   Total Energy ......................................                45,153,918
                                                                     -----------
Financials (28.7%)
Capital Markets (5.2%)
Bank of New York Co., Inc. ...........................     153,275     4,518,547
Goldman Sachs Group, Inc. ............................       3,359       316,283
J.P. Morgan Chase & Co. ..............................     297,128    11,519,653
Janus Capital Group, Inc. ............................       8,100       133,569
Merrill Lynch & Co., Inc. ............................     128,826     6,954,028
Morgan Stanley .......................................      61,981     3,270,737
Northern Trust Corp. .................................      17,500       739,900
Piper Jaffray Cos.*^ .................................       1,786        80,781
State Street Corp. ...................................      98,675     4,839,022
                                                                     -----------
                                                                      32,372,520
                                                                     -----------
Commercial Banks (7.7%)
Bank of America Corp. ................................     191,961    16,243,740
Bank One Corp. .......................................      22,800     1,162,800
Fifth Third Bancorp^  ................................      76,006     4,087,603
M&T Bank Corp. .......................................       7,700       672,210
National City Corp. ..................................      53,266     1,864,843
Synovus Financial Corp. ..............................      36,100       914,052
U.S. Bancorp .........................................     392,986    10,830,694
Wachovia Corp. .......................................      48,169     2,143,520
Wells Fargo & Co. ....................................     168,470     9,641,538
                                                                     -----------
                                                                      47,561,000
                                                                     -----------
Consumer Finance (1.0%)
Capital One Financial Corp. ..........................      19,200     1,312,896
MBNA Corp. ...........................................     179,988     4,641,891
Providian Financial Corp.* ...........................      35,200       516,384
                                                                     -----------
                                                                       6,471,171
                                                                     -----------
Diversified Financial Services (3.9%)
Citigroup, Inc. ......................................     516,287    24,007,345
                                                                     -----------
Insurance (5.9%)
Ace Ltd. .............................................     123,459     5,219,847
Allstate Corp. .......................................      41,600     1,936,480
American International Group, Inc. ...................     214,769    15,308,734

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Class B* ..................       1,243   $  3,673,065
Fidelity National Financial, Inc. ...................      19,277        719,803
Hartford Financial Services Group, Inc., ............      13,400        921,116
Metlife, Inc. .......................................      35,600      1,276,260
Old Republic International Corp. ....................      35,104        832,667
St. Paul Travelers Cos., Inc. .......................     118,943      4,821,949
XL Capital Ltd., Class A ............................      27,400      2,067,604
                                                                    ------------
                                                                      36,777,525
                                                                    ------------
Real Estate (0.4%)
Equity Office Properties Trust (REIT) ...............      52,384      1,424,845
Plum Creek Timber Co., Inc. (REIT) ..................      22,000        716,760
                                                                    ------------
                                                                       2,141,605
                                                                    ------------
Thrifts & Mortgage Finance (4.6%)
Countrywide Financial Corp. .........................      51,399      3,610,780
Fannie Mae ..........................................     185,999     13,272,889
Freddie Mac .........................................     148,221      9,382,389
Radian Group, Inc.^ .................................       3,744        179,337
Sovereign Bancorp, Inc. .............................      17,761        392,518
Washington Mutual, Inc. .............................      34,000      1,313,760
                                                                    ------------
                                                                      28,151,673
                                                                    ------------
   Total Financials .................................                177,482,839
                                                                    ------------
Health Care (11.4%)
Biotechnology (0.1%)
Amgen, Inc.* ........................................      11,900        649,383
                                                                    ------------
Health Care Equipment & Supplies (0.0%)
Baxter International, Inc. ..........................       6,986        241,087
                                                                    ------------
Health Care Providers & Services (2.8%)
AmerisourceBergen Corp. .............................       8,400        502,152
Cardinal Health, Inc. ...............................      63,456      4,445,093
CIGNA Corp. .........................................      54,242      3,732,392
Express Scripts, Inc.*  .............................      10,780        854,099
Health Net, Inc.* ...................................      20,900        553,850
Humana, Inc.* .......................................       4,800         81,120
McKesson Corp. ......................................      73,067      2,508,390
Medco Health Solutions, Inc.*  ......................       7,700        288,750
Service Corp. International*^ .......................     329,193      2,426,152
UnitedHealth Group, Inc. ............................      26,486      1,648,754
                                                                    ------------
                                                                      17,040,752
                                                                    ------------
Pharmaceuticals (8.5%)
Abbott Laboratories .................................     200,630      8,177,679
Bristol-Myers Squibb Co. ............................     121,522      2,977,289
Eli Lilly & Co. .....................................      30,791      2,152,599
Johnson & Johnson ...................................     167,100      9,307,470
King Pharmaceuticals, Inc.*  ........................     163,782      1,875,304
Merck & Co., Inc. ...................................     115,054      5,465,065
Pfizer, Inc. ........................................     557,547     19,112,711
Wyeth ...............................................      97,910      3,540,425
                                                                    ------------
                                                                      52,608,542
                                                                    ------------
   Total Health Care ................................                 70,539,764
                                                                    ------------
Industrials (15.5%)
Aerospace & Defense (4.4%)
Boeing Co. ..........................................     179,949      9,193,594
Honeywell International, Inc. .......................     102,418      3,751,571
Lockheed Martin Corp. ...............................     126,449      6,585,464
Northrop Grumman Corp. ..............................      26,544      1,425,413
Raytheon Co. ........................................      87,418      3,126,942
United Technologies Corp. ...........................      33,300      3,046,284
                                                                    ------------
                                                                      27,129,268
                                                                    ------------
Airlines (0.7%)
Southwest Airlines Co. ..............................     234,133      3,926,410
                                                                    ------------
Building Products (1.0%)
Masco Corp. .........................................     203,183   $  6,335,246
                                                                    ------------
Commercial Services & Supplies (0.8%)
Avery Dennison Corp. ................................      30,650      1,961,907
Cendant Corp. .......................................      78,900      1,931,472
Waste Management, Inc. ..............................      38,300      1,173,895
                                                                    ------------
                                                                       5,067,274
                                                                    ------------
Electrical Equipment (0.5%)
Emerson Electric Co. ................................      34,400      2,186,120
Rockwell Automation, Inc. ...........................      28,668      1,075,337
                                                                    ------------
                                                                       3,261,457
                                                                    ------------
Industrial Conglomerates (5.4%)
3M Co. ..............................................      26,000      2,340,260
General Electric Co. ................................     538,950     17,461,980
Textron, Inc. .......................................      25,028      1,485,412
Tyco International Ltd. .............................     359,961     11,929,107
                                                                    ------------
                                                                      33,216,759
                                                                    ------------
Machinery (1.5%)
Dover Corp. .........................................      18,700        787,270
Ingersoll-Rand Co., Class A .........................      70,255      4,799,119
Parker-Hannifin Corp. ...............................      25,800      1,534,068
SPX Corp.^ ..........................................      48,000      2,229,120
                                                                    ------------
                                                                       9,349,577
                                                                    ------------
Road & Rail (1.2%)
Canadian National Railway Co. .......................      22,000        958,980
Norfolk Southern Corp. ..............................      42,800      1,135,056
Union Pacific Corp. .................................      91,789      5,456,856
                                                                    ------------
                                                                       7,550,892
                                                                    ------------
   Total Industrials ................................                 95,836,883
                                                                    ------------
Information Technology (6.4%)
Communications Equipment (0.6%)
Motorola, Inc. ......................................     211,300      3,856,225
                                                                    ------------
Computers & Peripherals (2.8%)
Hewlett-Packard Co. .................................     599,631     12,652,214
International Business Machines Corp. ...............      27,200      2,397,680
Lexmark International, Inc., Class A* ...............       8,079        779,866
Sun Microsystems, Inc.*  ............................     340,800      1,479,072
                                                                    ------------
                                                                      17,308,832
                                                                    ------------
Electronic Equipment & Instruments (0.2%)
Solectron Corp.*  ...................................     150,500        973,735
Vishay Intertechnology, Inc.* .......................      17,100        317,718
                                                                    ------------
                                                                       1,291,453
                                                                    ------------
IT Services (0.5%)
Automatic Data Processing, Inc. .....................      24,000      1,005,120
First Data Corp. ....................................      17,500        779,100
Fiserv, Inc.* .......................................      30,980      1,204,812
                                                                    ------------
                                                                       2,989,032
                                                                    ------------
Office Electronics (1.1%)
Xerox Corp.*^ .......................................     459,814      6,667,303
                                                                    ------------
Semiconductors & Semiconductor Equipment (0.7%)
Intel Corp. .........................................      94,000      2,594,400
Micron Technology, Inc.*  ...........................     109,100      1,670,321
                                                                    ------------
                                                                       4,264,721
                                                                    ------------
Software (0.5%)
Amdocs Ltd.* ........................................      31,114        729,001
Microsoft Corp. .....................................      92,868      2,652,310
                                                                    ------------
                                                                       3,381,311
                                                                    ------------
   Total Information Technology .....................                 39,758,877
                                                                    ------------
Materials (5.5%)
Chemicals (2.7%)
Dow Chemical Co. ....................................     203,607      8,286,805

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
DuPont (E.I.) de Nemours & Co. ......................      75,500   $  3,353,710
Hercules, Inc.* .....................................      51,500        627,785
PPG Industries, Inc. ................................      59,115      3,694,097
Rohm & Haas Co. .....................................      25,000      1,039,500
                                                                    ------------
                                                                      17,001,897
                                                                    ------------
Construction Materials (0.1%)
Vulcan Materials Co. ................................      14,000        665,700
                                                                    ------------
Containers & Packaging (0.3%)
Ball Corp. ..........................................       8,600        619,630
Owens-Illinois, Inc.*^ ..............................      27,000        452,520
Smurfit-Stone Container Corp.*^ .....................      55,818      1,113,569
                                                                    ------------
                                                                       2,185,719
                                                                    ------------
Metals & Mining (1.5%)
Alcoa, Inc. .........................................     243,641      8,047,462
Barrick Gold Corp.^  ................................      21,040        415,540
Peabody Energy Corp.^ ...............................       9,900        554,301
                                                                    ------------
                                                                       9,017,303
                                                                    ------------
Paper & Forest Products (0.9%)
International Paper Co. .............................      49,000      2,190,300
Weyerhaeuser Co. ....................................      50,251      3,171,843
                                                                    ------------
                                                                       5,362,143
                                                                    ------------
   Total Materials ..................................                 34,232,762
                                                                    ------------
Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.6%)
BellSouth Corp. .....................................     171,088      4,485,928
Qwest Communications International, Inc.* ...........      73,300        263,147
SBC Communications, Inc. ............................      95,300      2,311,025
Verizon Communications, Inc. ........................     245,300      8,877,407
                                                                    ------------
                                                                      15,937,507
                                                                    ------------
Wireless Telecommunication Services (0.0%)
AT&T Wireless Services, Inc.*  ......................      10,298        147,467
                                                                    ------------
   Total Telecommunication Services .................                 16,084,974
                                                                    ------------
Utilities (3.5%)
Electric Utilities (3.2%)
Dominion Resources, Inc. ............................      15,100        952,508
Edison International ................................     181,340      4,636,864
Entergy Corp. .......................................      29,320      1,642,213
Exelon Corp. ........................................     118,790      3,954,519
FPL Group, Inc. .....................................      15,200        972,040
Great Plains Energy, Inc. ...........................      10,500        311,850
PG&E Corp.*  ........................................     133,604      3,732,896
PPL Corp. ...........................................      35,300      1,620,270
Progress Energy, Inc. ...............................      42,274      1,862,170
                                                                    ------------
                                                                      19,685,330
                                                                    ------------
Gas Utilities (0.1%)
Sempra Energy .......................................       9,012        310,283
Southern Union Co.*^ ................................      18,700        394,196
                                                                    ------------
                                                                         704,479
                                                                    ------------
Multi-Utilities & Unregulated Power (0.2%)
Duke Energy Corp. ...................................      39,700        805,513
Sierra Pacific Resources*^ ..........................      63,500        489,585
                                                                    ------------
                                                                       1,295,098
                                                                    ------------
   Total Utilities ..................................                 21,684,907
                                                                    ------------
Total Common Stocks (98.7%)
   (Cost $547,248,426) ..............................                611,084,380
                                                                    ------------
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.2%)
Automobiles (0.2%)
Ford Motor Co. Capital Trust II,
   6.50%, 1/15/32^ ..................................      26,400   $  1,445,664
                                                                    ------------
Information Technology (0.3%)
Office Electronics (0.3%)
Xerox Corp.,
   7.50%, 11/27/21 (b) ..............................      23,116      1,869,507
                                                                    ------------
Total Convertible Preferred Stocks (0.5%)
   (Cost $2,688,253) ................................                  3,315,171
                                                                    ------------
                                                       Principal
                                                        Amount
                                                      ----------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreement (0.6%)
J.P. Morgan Securities, Inc.,
   1.21%, dated 6/30/04, due 7/1/04, to be
      repurchased at $3,788,066 (k)  ..............   $3,788,000      3,788,000
                                                                   ------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (2.1%)
Cantor Fitzgerald Securities
   1.54%, 7/1/04  .................................    6,898,605      6,898,605
Credit Suisse First Boston LLC
   1.65%, 7/1/04  .................................    5,000,000      5,000,000
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) .............................    1,000,000      1,000,000
                                                                   ------------
                                                                     12,898,605
                                                                   ------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04  .................................       16,672         16,672
                                                                   ------------
Total Short-Term Debt Securities (2.7%)
   (Amortized Cost $16,703,277) ...................                  16,703,277
                                                                   ------------
Total Investments (101.9%)
   (Cost/Amortized Cost $566,639,956) .............                 631,102,828
Other Assets Less
   Liabilities (-1.9%)  ...........................                 (11,711,062)
                                                                   ------------
Net Assets (100%) .................................                $619,391,766
                                                                   ============
----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(b)  Illiquid security.

(k) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the Statement of Net Assets (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     REIT--Real Estate Investment Trust

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $113,829,269
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................    124,465,480

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 75,490,198
Aggregate gross unrealized depreciation ........................    (11,027,326)
                                                                   ------------
Net unrealized appreciation ....................................   $ 64,462,872
                                                                   ============
Federal income tax cost of investments .........................   $566,639,956
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $12,704,354. This was secured by collateral of $12,898,605 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $87,626,990, of which $18,946,302 expires in the year 2008, $20,155,239 expires in the year 2010, and $48,525,449 expires in the year 2011.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (14.7%)
Hotels, Restaurants & Leisure (1.9%)
Darden Restaurants, Inc. .............................      25,900   $   532,245
GTECH Holdings Corp. .................................      11,800       546,458
Harrah's Entertainment, Inc. .........................      19,200     1,038,720
Royal Caribbean Cruises Ltd.^ ........................      25,200     1,093,932
Starbucks Corp.* .....................................      25,300     1,100,044
Yum! Brands, Inc.* ...................................      15,200       565,744
                                                                     -----------
                                                                       4,877,143
                                                                     -----------
Household Durables (0.8%)
D.R. Horton, Inc. ....................................      18,390       522,276
NVR, Inc.*^ ..........................................         300       145,260
Whirlpool Corp. ......................................      20,900     1,433,740
                                                                     -----------
                                                                       2,101,276
                                                                     -----------
Internet & Catalog Retail (1.2%)
eBay, Inc.* ..........................................      34,700     3,190,665
                                                                     -----------
Media (0.4%)
Getty Images, Inc.*^ .................................       6,500       390,000
Liberty Media International, Inc., Class A* ..........       2,220        82,362
Omnicom Group, Inc. ..................................       8,200       622,298
                                                                     -----------
                                                                       1,094,660
                                                                     -----------
Multiline Retail (1.2%)
Kohl's Corp.* ........................................      33,300     1,407,924
Nordstrom, Inc. ......................................      11,300       481,493
Target Corp. .........................................      26,040     1,105,919
                                                                     -----------
                                                                       2,995,336
                                                                     -----------
Specialty Retail (8.3%)
Abercrombie & Fitch Co. ..............................      17,000       658,750
Advance Auto Parts, Inc.*^ ...........................      34,900     1,541,882
Bed Bath & Beyond, Inc.* .............................      24,600       945,870
Best Buy Co., Inc. ...................................      29,600     1,501,904
Borders Group, Inc.^ .................................      14,500       339,880
Chico's FAS, Inc.*^ ..................................      27,300     1,232,868
Home Depot, Inc. .....................................     136,700     4,811,840
Lowe's Cos., Inc. ....................................      70,400     3,699,520
Michaels Stores, Inc. ................................      22,600     1,243,000
Petsmart, Inc. .......................................       5,900       191,455
RadioShack Corp. .....................................       4,600       131,698
Rent-A-Center, Inc.* .................................      10,010       299,599
Staples, Inc. ........................................      78,400     2,297,904
TJX Cos., Inc. .......................................      82,600     1,993,964
Williams-Sonoma, Inc.* ...............................       9,200       303,232
                                                                     -----------
                                                                      21,193,366
                                                                     -----------
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.* .........................................       8,900       402,191
Liz Claiborne, Inc. ..................................      10,500       377,790
Nike, Inc., Class B ..................................       9,400       712,050
Timberland Co., Class A* .............................      12,000       775,080
                                                                     -----------
                                                                       2,267,111
                                                                     -----------
   Total Consumer Discretionary ......................                37,719,557
                                                                     -----------
Consumer Staples (10.9%)
Beverages (3.6%)
Coca-Cola Co. ........................................      39,900     2,014,152
Coca-Cola Enterprises, Inc. ..........................      56,000     1,623,440
Pepsi Bottling Group, Inc. ...........................      35,100     1,071,954
PepsiCo, Inc. ........................................      84,400     4,547,472
                                                                     -----------
                                                                       9,257,018
                                                                     -----------
Food & Staples Retailing (3.7%)
Costco Wholesale Corp. ...............................      11,000       451,770
Sysco Corp. ..........................................      19,700       706,639
Wal-Mart Stores, Inc. ................................     134,700     7,106,772
Whole Foods Market, Inc. .............................      11,400     1,088,130
                                                                     -----------
                                                                       9,353,311
                                                                     -----------
Food Products (0.1%)
Dean Foods Co.* ......................................       9,000   $   335,790
Household Products (1.8%)
Energizer Holdings, Inc.* ............................       1,700        76,500
Procter & Gamble Co. .................................      85,000     4,627,400
                                                                     -----------
                                                                       4,703,900
                                                                     -----------
Personal Products (0.8%)
Avon Products, Inc. ..................................      38,200     1,762,548
Gillette Co. .........................................       7,400       313,760
                                                                     -----------
                                                                       2,076,308
                                                                     -----------
Tobacco (0.9%)
Altria Group, Inc. ...................................      43,400     2,172,170
                                                                     -----------
   Total Consumer Staples ............................                27,898,497
                                                                     -----------
Energy (1.0%)
Energy Equipment & Services (0.1%)
GlobalSantaFe Corp. ..................................      13,300       352,450
                                                                     -----------
Oil & Gas (0.9%)
Amerada Hess Corp.^ ..................................      23,400     1,853,046
Anadarko Petroleum Corp. .............................       6,300       369,180
                                                                     -----------
                                                                       2,222,226
                                                                     -----------
   Total Energy ......................................                 2,574,676
                                                                     -----------
Financials (8.9%)
Capital Markets (0.8%)
Merrill Lynch & Co., Inc. ............................       7,400       399,452
SEI Investments Co. ..................................       7,600       220,704
State Street Corp. ...................................      27,200     1,333,888
T. Rowe Price Group, Inc. ............................       4,600       231,840
                                                                     -----------
                                                                       2,185,884
                                                                     -----------
Commercial Banks (0.7%)
Commerce Bancorp, Inc.^ ..............................       9,900       544,599
U.S. Bancorp .........................................      25,900       713,804
Wells Fargo & Co. ....................................      10,600       606,638
                                                                     -----------
                                                                       1,865,041
                                                                     -----------
Consumer Finance (2.7%)
American Express Co. .................................      10,200       524,076
Capital One Financial Corp. ..........................      37,900     2,591,602
MBNA Corp. ...........................................     144,100     3,716,339
                                                                     -----------
                                                                       6,832,017
                                                                     -----------
Diversified Financial Services (1.3%)
Citigroup, Inc. ......................................      73,000     3,394,500
                                                                     -----------
Insurance (1.9%)
Ambac Financial Group, Inc. ..........................       2,000       146,880
American International Group, Inc. ...................      56,100     3,998,808
Fidelity National Financial, Inc. ....................      17,410       650,089
                                                                     -----------
                                                                       4,795,777
                                                                     -----------
Thrifts & Mortgage Finance (1.5%)
Doral Financial Corp. ................................      17,100       589,950
Fannie Mae ...........................................      44,900     3,204,064
                                                                     -----------
                                                                       3,794,014
                                                                     -----------
   Total Financials ..................................                22,867,233
                                                                     -----------
Health Care (22.9%)
Biotechnology (2.5%)
Amgen, Inc.* .........................................      54,700     2,984,979
Amylin Pharmaceuticals, Inc.*^ .......................      10,800       246,240
Biogen Idec, Inc.* ...................................      13,400       847,550
Genentech, Inc.* .....................................      10,500       590,100
Genzyme Corp. - General Division* ....................      15,600       738,348
Gilead Sciences, Inc.* ...............................      16,500     1,105,500
                                                                     -----------
                                                                       6,512,717
                                                                     -----------
Health Care Equipment & Supplies (4.5%)
Beckman Coulter, Inc. ................................       3,900       237,900

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                          Shares       (Note 1)
--------------------------------------------------------------------------------
Becton, Dickinson & Co. ..............................      16,000   $   828,800
Boston Scientific Corp.* .............................      16,000       684,800
Fisher Scientific International, Inc.*^ ..............      16,500       952,875
Guidant Corp. ........................................      25,000     1,397,000
Medtronic, Inc. ......................................      55,700     2,713,704
Respironics, Inc.*^ ..................................       4,700       276,125
St. Jude Medical, Inc.* ..............................      28,000     2,118,200
Varian Medical Systems, Inc.* ........................      11,700       928,395
Zimmer Holdings, Inc.* ...............................      16,300     1,437,660
                                                                     -----------
                                                                      11,575,459
                                                                     -----------
Health Care Providers & Services (4.5%)
Anthem, Inc.*^ .......................................       2,200       197,032
Cardinal Health, Inc. ................................      28,400     1,989,420
Caremark Rx, Inc.*  ..................................      27,800       915,732
Community Health Systems, Inc.* ......................       4,800       128,496
Coventry Health Care, Inc.* ..........................      33,200     1,623,480
Express Scripts, Inc.* ...............................       9,900       784,377
Health Management Associates, Inc. Class A ...........      18,200       408,044
Henry Schein, Inc.* ..................................      14,300       902,902
Manor Care, Inc. .....................................       8,600       281,048
Patterson Dental Co.^ ................................      10,000       764,900
UnitedHealth Group, Inc. .............................      33,382     2,078,029
Universal Health Services, Inc., Class B^ ............       9,400       431,366
WellChoice, Inc.* ....................................       8,400       347,760
WellPoint Health Networks, Inc.* .....................       6,300       705,663
                                                                     -----------
                                                                      11,558,249
                                                                     -----------
Pharmaceuticals (11.4%)
Abbott Laboratories ..................................      71,000     2,893,960
Barr Pharmaceuticals, Inc.* ..........................       6,900       232,530
Eon Labs, Inc.*^ .....................................      11,500       470,695
Forest Laboratories, Inc.* ...........................      30,300     1,715,889
Johnson & Johnson ....................................     144,200     8,031,940
Merck & Co., Inc. ....................................       9,300       441,750
Pfizer, Inc. .........................................     424,900    14,565,572
Wyeth ................................................      24,100       871,456
                                                                     -----------
                                                                      29,223,792
                                                                     -----------
   Total Health Care .................................                58,870,217
                                                                     -----------
Industrials (7.5%)
Aerospace & Defense (1.4%)
Boeing Co. ...........................................      32,000     1,634,880
L-3 Communications Holdings, Inc. ....................       8,300       554,440
United Technologies Corp. ............................      15,200     1,390,496
                                                                     -----------
                                                                       3,579,816
                                                                     -----------
Air Freight & Logistics (0.3%)
Hunt (J.B.) Transport Services, Inc.^ ................       6,400       246,912
United Parcel Service, Inc./Georgia, Class B .........       6,600       496,122
                                                                     -----------
                                                                         743,034
                                                                     -----------
Building Products (0.3%)
Masco Corp. ..........................................      29,500       919,810
                                                                     -----------
Commercial Services & Supplies (1.8%)
Apollo Group, Inc., Class A*^ ........................      21,900     1,933,551
Career Education Corp.* ..............................      57,200     2,606,032
University of Phoenix Online* ........................       1,200       105,108
                                                                     -----------
                                                                       4,644,691
                                                                     -----------
Industrial Conglomerates (3.5%)
3M Co. ...............................................      43,800     3,942,438
General Electric Co. .................................     154,300     4,999,320
                                                                     -----------
                                                                       8,941,758
                                                                     -----------
Machinery (0.2%)
Danaher Corp. ........................................       7,600   $   394,060
ITT Industries, Inc. .................................       1,600       132,800
                                                                     -----------
                                                                         526,860
                                                                     -----------
   Total Industrials .................................                19,355,969
                                                                     -----------
Information Technology (30.9%)
Communications Equipment (6.8%)
Avaya, Inc.* .........................................      72,700     1,147,933
Cisco Systems, Inc.* .................................     360,100     8,534,370
Foundry Networks, Inc.* ..............................      10,600       149,142
Harris Corp. .........................................       6,300       319,725
Juniper Networks, Inc.* ..............................      31,700       778,869
Motorola, Inc. .......................................      33,000       602,250
QUALCOMM, Inc. .......................................      81,700     5,962,466
                                                                     -----------
                                                                      17,494,755
                                                                     -----------
Computers & Peripherals (3.8%)
Dell, Inc.* ..........................................     140,500     5,032,710
EMC Corp.* ...........................................     120,700     1,375,980
Lexmark International, Inc., Class A* ................      35,400     3,417,162
                                                                     -----------
                                                                       9,825,852
                                                                     -----------
Electronic Equipment & Instruments (0.4%)
Arrow Electronics, Inc.* .............................      23,200       622,224
Jabil Circuit, Inc.* .................................      17,800       448,204
                                                                     -----------
                                                                       1,070,428
                                                                     -----------
Internet Software & Services (1.5%)
Yahoo!, Inc.* ........................................     108,100     3,927,273
                                                                     -----------
IT Services (0.7%)
Affiliated Computer Services, Inc., Class A* .........      11,800       624,692
Cognizant Technology Solutions Corp., Class A* .......      11,600       294,756
Fiserv, Inc.* ........................................      19,000       738,910
                                                                     -----------
                                                                       1,658,358
                                                                     -----------
Office Electronics (0.4%)
Xerox Corp.* .........................................      72,200     1,046,900
                                                                     -----------
Semiconductors & Semiconductor Equipment (7.9%)
Altera Corp.* ........................................      38,200       848,804
Analog Devices, Inc. .................................      18,300       861,564
Applied Materials, Inc.* .............................      76,500     1,500,930
Intel Corp. ..........................................     390,600    10,780,560
Linear Technology Corp. ..............................      14,400       568,368
Marvell Technology Group Ltd* ........................       7,423       198,194
Maxim Integrated Products, Inc. ......................      14,300       749,606
Micron Technology, Inc.* .............................      80,700     1,235,517
Texas Instruments, Inc. ..............................     124,300     3,005,574
Xilinx, Inc. .........................................      15,900       529,629
                                                                     -----------
                                                                      20,278,746
                                                                     -----------
Software (9.4%)
Adobe Systems, Inc. ..................................      73,600     3,422,400
Autodesk, Inc. .......................................      26,400     1,130,184
Microsoft Corp. ......................................     405,500    11,581,080
Oracle Corp.* ........................................     306,200     3,652,966
Symantec Corp.* ......................................      76,800     3,362,304
VERITAS Software Corp.* ..............................      38,800     1,074,760
                                                                     -----------
                                                                      24,223,694
                                                                     -----------
   Total Information Technology ......................                79,526,006
                                                                     -----------
Materials (0.1%)
Construction Materials (0.1%)
Vulcan Materials Co. .................................       1,700        80,835
                                                                     -----------
Containers & Packaging (0.0%)
Ball Corp. ...........................................       1,100        79,255
                                                                     -----------
   Total Materials ...................................                   160,090
                                                                     -----------

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of      Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Mutual Funds (0.8%)
Nasdaq 100 - Index Tracking Stock^ ..................      14,100   $    532,698
S&P 500 Depositary Receipts .........................      13,605      1,558,181
                                                                    ------------
   Total Mutual Funds ...............................                  2,090,879
                                                                    ------------
Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
CenturyTel, Inc. ....................................      20,400        612,816
                                                                    ------------
Utilities (0.7%)
Electric Utilities (0.7%)
Edison International ................................      55,300      1,414,021
Entergy Corp. .......................................       8,900        498,489
                                                                    ------------
   Total Utilities ..................................                  1,912,510
                                                                    ------------
Total Common Stocks (98.6%)
   (Cost $225,319,087) ..............................                253,588,450
                                                                    ------------

                                                           Principal
                                                            Amount
                                                          ----------
SHORT-TERM DEBT SECURITIES:
Repurchase Agreement (1.5%)
J.P. Morgan Securities, Inc., 1.27%, dated 6/30/04,
   due 7/1/04, to be repurchased at $3,790,134 (k) ....   $3,790,000   3,790,000
                                                                       ---------

--------------------------------------------------------------------------------
                                                       Number of       Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (3.4%)
Cantor Fitzgerald Securities 1.54%, 7/1/04 ........   $8,313,918   $  8,313,918
Goldman Sachs Group LP 1.68%, 12/8/04 (l) .........      500,000        500,000
                                                                   ------------
                                                                      8,813,918
                                                                   ------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau, 0.63%, 7/1/04 ...........          782            782
                                                                   ------------
Total Short-Term Debt Securities (4.9%)
   (Amortized Cost $12,604,700) ...................                  12,604,700
                                                                   ------------
Total Investments (103.5%)
   (Cost/Amortized Cost $237,923,787) .............                 266,193,150
Other Assets Less Liabilities (-3.5%) .............                  (9,021,115)
                                                                   ------------
Net Assets (100%) .................................                $257,172,035
                                                                   ============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(k) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the Statement of Net Assets (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $83,628,035
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................    97,251,942

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 32,488,446
Aggregate gross unrealized depreciation ........................     (4,219,083)
                                                                   ------------
Net unrealized appreciation ....................................   $ 28,269,363
                                                                   ============
Federal income tax cost of investments .........................   $237,923,787
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $8,634,249. This was secured by collateral of $8,813,918 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $135,405,401, of which $810,089 expires in the year 2008, $81,445,427 expires in the year 2009, $36,146,108 expires in the year 2010, and $17,003,777 expires in the year 2011.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (1.1%)
Aftermarket Technology Corp.* ........................       6,800   $   112,200
ArvinMeritor, Inc. ...................................      16,396       320,870
Bandag, Inc. .........................................       6,300       280,539
Collins & Aikman Corp.* ..............................      26,200       146,458
Cooper Tire & Rubber Co. .............................      26,600       611,800
Drew Industries, Inc.*^ ..............................       3,400       138,380
Exide Technologies* ..................................       4,467        91,350
Goodyear Tire & Rubber Co.*^ .........................      65,500       595,395
Hayes Lemmerz International, Inc.* ...................       7,234       109,233
Keystone Automotive Industries, Inc.* ................       3,900       108,771
Modine Manufacturing Co. .............................      11,800       375,830
Sauer-Danfoss, Inc. ..................................       5,900       100,713
Sports Resorts International, Inc.*^ .................      22,900        87,020
Standard Motor Products, Inc.^  ......................       8,400       123,732
Stoneridge, Inc.*^ ...................................       6,300       107,100
Strattec Strategy Corp.* .............................       1,600       109,488
Superior Industries International, Inc.^ .............      10,800       361,260
Tenneco Automotive, Inc.* ............................      15,800       209,034
Tower Automotive, Inc.*^ .............................      19,300        70,252
Visteon Corp. ........................................      54,500       636,015
                                                                     -----------
                                                                       4,695,440
                                                                     -----------
Automobiles (0.4%)
Coachmen Industries, Inc.^ ...........................       5,300        84,747
Fleetwood Enterprises, Inc.*^ ........................      20,900       304,095
Monaco Coach Corp. ...................................      12,750       359,168
Thor Industries, Inc.^ ...............................      15,800       528,668
Winnebago Industries, Inc.^ ..........................      12,600       469,728
                                                                     -----------
                                                                       1,746,406
                                                                     -----------
Distributors (0.1%)
Advanced Marketing Services, Inc.^ ...................       7,900       101,989
Handleman Co. ........................................       8,100       187,596
Wesco International, Inc.* ...........................      11,700       215,280
                                                                     -----------
                                                                         504,865
                                                                     -----------
Hotels, Restaurants & Leisure (3.0%)
Alliance Gaming Corp.*^ ..............................      20,500       351,780
Ameristar Casinos, Inc. ..............................       4,100       137,678
Argosy Gaming Co.*  ..................................      11,500       432,400
Aztar Corp.*^ ........................................      12,200       341,600
Bally Total Fitness Holding Corp.*^ ..................      20,052       100,260
Bob Evans Farms, Inc.^ ...............................      15,200       416,176
Boca Resorts, Inc., Class A* .........................       8,500       168,470
Boyd Gaming Corp. ....................................      16,400       435,748
California Pizza Kitchen, Inc.*^ .....................       5,600       107,296
CBRL Group, Inc. .....................................      10,865       335,185
CEC Entertainment, Inc.* .............................      14,700       433,797
Chicago Pizza & Brewery, Inc.*^ ......................       6,300        95,823
Choice Hotels International, Inc. ....................       4,933       247,439
Churchill Downs, Inc^ ................................       2,400        97,680
CKE Restaurants, Inc.*^ ..............................      26,800       357,244
Gaylord Entertainment Co.*^ ..........................      10,048       315,407
IHOP Corp.^ ..........................................       9,800       350,448
International Speedway Corp., Class A ................           1            34
Isle of Capri Casinos, Inc.* .........................       5,089        88,803
Jack in the Box, Inc.* ...............................      16,300       484,110
Krispy Kreme Doughnuts, Inc.* ........................      11,893       227,037
La Quinta Corp.* .....................................      78,850       662,340
Landry's Restaurants, Inc.^ ..........................       9,400       280,966
Lone Star Steakhouse & Saloon, Inc. ..................       5,200       141,388
Magna Entertainment Corp., Class A*^ .................      18,200   $   107,380
Marcus Corp. .........................................       6,500       112,125
MTR Gaming Group, Inc.* ..............................       8,100        88,695
Multimedia Games, Inc.*^  ............................       9,900       265,518
Navigant International, Inc.*^ .......................       6,200       110,298
O'Charley's, Inc.*^ ..................................      13,300       228,627
Orbitz, Inc., Class A* ...............................       2,742        59,282
P.F. Chang's China Bistro, Inc.*^ ....................      10,500       432,075
Panera Bread Co., Class A*^ ..........................      12,100       434,148
Papa John's International, Inc.*^ ....................       3,800       112,252
Penn National Gaming, Inc.* ..........................      14,728       488,970
Pinnacle Entertainment, Inc.* ........................      10,400       131,144
Prime Hospitality Corp.* .............................      12,500       132,750
Rare Hospitality International, Inc.* ................      14,200       353,580
Red Robin Gourmet Burgers*^ ..........................       3,200        87,584
Ryan's Restaurant Group, Inc.*  ......................      20,950       331,010
Scientific Games Corp., Class A* .....................      23,500       449,790
Shuffle Master, Inc.*^ ...............................      10,350       375,809
Six Flags, Inc.* .....................................      45,900       333,234
Sonic Corp.* .........................................      24,187       550,254
Speedway Motorsports, Inc. ...........................       8,232       275,278
Steak N Shake Co.* ...................................       7,515       136,923
Triarc Cos., Class B^ ................................      11,350       115,430
Vail Resorts, Inc.*^ .................................       6,400       122,624
WMS Industries, Inc.*^ ...............................       9,600       286,080
                                                                     -----------
                                                                      12,729,969
                                                                     -----------
Household Durables (1.5%)
American Greetings Corp., Class A*^ ..................      25,100       581,818
Beazer Homes USA, Inc.^ ..............................       5,375       539,166
Blount International, Inc.* ..........................      12,300       156,579
Blyth, Inc. ..........................................       6,600       227,634
Brookfield Homes Corp. ...............................       5,300       138,807
Champion Enterprises, Inc.*^  ........................      29,200       268,056
CSS Industries, Inc. .................................       2,900       101,616
Dominion Homes, Inc.*^ ...............................       3,000        69,300
Ethan Allen Interiors, Inc. ..........................       7,403       265,842
Furniture Brands International, Inc. .................      11,566       289,728
Hooker Furniture Corp. ...............................       4,200        84,714
Interface, Inc., Class A*^ ...........................      29,000       253,170
Jarden Corp.* ........................................      10,650       383,294
Kimball International, Inc., Class B^ ................       7,500       110,625
La-Z-Boy, Inc. .......................................      13,083       235,232
Libbey, Inc. .........................................       4,200       116,592
M/I Homes, Inc.^ .....................................       3,500       142,100
Meritage Corp.*^ .....................................       4,600       316,480
Mestek, Inc.*  .......................................       2,624        43,585
National Presto Industries, Inc., Class A ............       2,500       103,075
Palm Harbor Homes, Inc.*^ ............................       5,800       102,834
Russ Berrie & Co., Inc.^ .............................       3,000        58,290
Skyline Corp.^ .......................................       2,600       105,690
Standard-Pacific Corp. ...............................       7,098       349,931
Technical Olympic USA, Inc.^ .........................       4,950       110,286
Tupperware Corp.^  ...................................      21,100       409,973
WCI Communities, Inc.* ...............................       9,524       212,480
William Lyon Homes, Inc.*^ ...........................       1,400       129,010
Yankee Candle Co., Inc.*^ ............................      18,218       532,877
                                                                     -----------
                                                                       6,438,784
                                                                     -----------
Internet & Catalog Retail (0.4%)
1-800-Flowers.com, Inc., Class A*^ ...................       7,700        62,678
Coldwater Creek, Inc.*^ ..............................       6,200       164,114
Drugstore.com*^ ......................................      41,500       144,835
GSI Commerce, Inc.*^ .................................       9,600        92,448

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                          Number of      Value
                                                            Shares     (Note 1)
--------------------------------------------------------------------------------
Insight Enterprises, Inc.* ............................      18,800   $  333,888
J. Jill Group, Inc.* ..................................       6,800      160,412
NetFlix, Inc.*^ .......................................       4,688      168,534
Overstock.com, Inc.* ..................................       5,700      222,756
Priceline.com, Inc.*^ .................................       8,214      221,203
Stamps.com, Inc.* .....................................       7,950       81,010
Systemax, Inc.*  ......................................      13,200       88,440
Valuevision Media, Inc., Class A*^ ....................       5,700       74,214
                                                                      ----------
                                                                       1,814,532
                                                                      ----------
Leisure Equipment & Products (0.7%)
Action Performance Cos., Inc.^ ........................       5,200       78,364
Arctic Cat, Inc. ......................................       5,000      137,650
Boyds Collection Ltd.*^  ..............................      31,700      105,244
Callaway Golf Co.^  ...................................      27,900      316,386
Concord Camera Corp.* .................................      32,293      106,567
Jakks Pacific, Inc.*^ .................................       8,300      172,557
K2, Inc.*^ ............................................      14,700      230,790
Leapfrog Enterprises, Inc.* ...........................       6,088      121,090
Marine Products Corp. .................................       9,000      166,950
MarineMax, Inc.*  .....................................       4,500      129,060
Nautilus Group, Inc.^ .................................       9,712      189,481
Oakley, Inc.^ .........................................       8,400      108,696
RC2 Corp.* ............................................       4,500      159,750
SCP Pool Corp.^ .......................................      13,107      589,815
Steinway Musical Instruments, Inc.* ...................       3,900      136,851
Sturm Ruger & Co., Inc. ...............................       7,700       93,247
                                                                      ----------
                                                                       2,842,498
                                                                      ----------
Media (2.1%)
4Kids Entertainment, Inc.*^ ...........................       4,100       98,072
ADVO, Inc.^ ...........................................      13,400      441,128
AMC Entertainment, Inc.* ..............................      10,500      161,385
Carmike Cinemas, Inc.*^ ...............................       2,600      102,570
Catalina Marketing Corp.*^ ............................      19,400      354,826
Charter Communications, Inc., Class A*^ ...............     110,400      432,768
Courier Corp. .........................................       2,250       93,915
Crown Media Holdings, Inc., Class A*^ .................      24,800      211,296
Cumulus Media, Inc., Class A* .........................      19,600      329,476
Emmis Communications Corp., Class A* ..................      18,500      388,130
Entravision Communications Corp.* .....................      11,443       87,882
Fisher Communications, Inc.*^ .........................       1,800       90,594
Gray Television, Inc. .................................      21,100      293,079
Grey Global Group, Inc.^ ..............................         459      452,115
Harris Interactive, Inc.* .............................      14,400       96,768
Hollinger International, Inc., Class A ................      20,600      345,874
Information Holdings, Inc.*^ ..........................       4,300      117,691
Insight Communications Co., Inc.*^ ....................      15,100      139,826
Interactive Data Corp.* ...............................       7,612      132,601
Journal Communications, Inc., Class A .................       3,824       72,006
Journal Register Co.* .................................      16,000      320,000
Liberty Corp. .........................................       7,792      365,835
Lin TV Corp., Class A* ................................      14,000      296,800
Lodgenet Entertainment Corp.* .........................       5,300       87,450
Mediacom Communications Corp., Class A* ...............      21,517      168,263
Navarre Corp.* ........................................       4,287       61,690
Nelson (Thomas), Inc. .................................       5,000      113,700
Opnet Technologies, Inc.* .............................       5,500       72,050
Paxson Communications Corp.*^ .........................      37,300      121,225
Playboy Enterprises, Inc., Class B* ...................      14,100      163,701
PRIMEDIA, Inc.* .......................................      50,100      139,278
ProQuest Co.*^ ........................................      11,700   $  318,825
Pulitzer, Inc.^ .......................................       2,556      124,988
R.H. Donnelly Corp.* ..................................       9,400      411,156
Reader's Digest Association, Inc. (Non-Voting)  .......      21,463      343,193
Regent Communications, Inc.* ..........................      14,300       88,517
Saga Communications, Inc., Class A* ...................       4,800       87,600
Salem Communications Corp., Class A* ..................       3,700      100,381
Scholastic Corp.* .....................................       6,683      200,156
Sinclair Broadcast Group, Inc., Class A^ ..............      12,908      132,565
Spanish Broadcasting System, Class A*^ ................      10,765      100,222
Tivo, Inc.*^ ..........................................      12,700       90,043
Valassis Communications, Inc.* ........................      11,270      343,397
Value Line, Inc. ......................................       4,800      170,448
Young Broadcasting Corp., Class A*^ ...................       4,600       60,490
                                                                      ----------
                                                                       8,923,975
                                                                      ----------
Multiline Retail (0.3%)
99 Cents Only Stores* .................................       9,689      147,757
Dillards, Inc., Class A^ ..............................      11,776      262,605
Fred's, Inc.^ .........................................      16,530      365,148
ShopKo Stores, Inc.*^ .................................       9,300      131,502
Tuesday Morning Corp.* ................................       7,342      212,918
                                                                      ----------
                                                                       1,119,930
                                                                      ----------
Specialty Retail (3.7%)
A.C. Moore Arts & Crafts, Inc.*^ ......................       4,300      118,293
Aaron Rents, Inc. .....................................      10,300      341,342
Aeropostale, Inc.* ....................................      18,395      495,009
America's Car-Mart, Inc.*^ ............................       3,600      108,108
American Eagle Outfitters, Inc.* ......................       9,736      281,468
AnnTaylor Stores Corp.*  ..............................      13,562      393,027
Asbury Automotive Group, Inc.*  .......................       5,300       79,500
Bebe Stores, Inc.*^  ..................................       4,650       93,000
Big 5 Sporting Goods Corp.* ...........................       6,223      162,980
Bombay Co., Inc.*^ ....................................      11,400       69,882
Brookstone, Inc.* .....................................       6,075      121,804
Buckle, Inc.^ .........................................       4,000      113,000
Building Material Holding Corp. .......................       3,272       61,939
Burlington Coat Factory Warehouse Corp. ...............       6,200      119,660
Casual Male Retail Group, Inc.*^ ......................      23,600      172,280
Cato Corp., Class A^ ..................................       5,700      127,965
Charlotte Russe Holding, Inc.* ........................       5,900      126,142
Charming Shoppes, Inc.*^ ..............................      50,300      449,179
Children's Place, Inc.*^ ..............................       4,300      101,136
Christopher & Banks Corp. .............................      17,575      311,253
Cole National Corp.* ..................................       4,100       95,735
Cost Plus, Inc.* ......................................      10,300      334,235
CSK Auto Corp.* .......................................      16,448      281,919
Deb Shops, Inc. .......................................       4,500      108,270
Dick's Sporting Goods, Inc.* ..........................      12,800      426,880
Dress Barn, Inc.* .....................................       6,400      109,568
Electronics Boutique Holdings Corp.*^ .................       4,500      118,530
Finish Line, Inc., Class A* ...........................       9,500      286,615
GameStop Corp.*^ ......................................       7,200      109,584
Genesco, Inc.* ........................................      12,200      288,286
Goody's Family Clothing, Inc. .........................       8,600       89,182
Group 1 Automotive, Inc.* .............................       8,700      288,927
Guess?, Inc.* .........................................       6,200       99,820
Guitar Center, Inc.*^ .................................       7,988      355,226
Gymboree Corp.*^ ......................................      10,000      153,600
Hancock Fabrics, Inc.^ ................................       6,000       76,500

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
Haverty Furniture Cos., Inc. .........................       5,400   $    94,392
Hibbett Sporting Goods, Inc.* ........................       7,749       211,935
Hollywood Entertainment Corp.* .......................      23,100       308,616
HOT Topic, Inc.*^ ....................................      19,275       394,945
Jo-Ann Stores, Inc.* .................................       5,535       162,729
Jos. A. Bank Clothiers, Inc.*^ .......................       3,750       117,713
Kirkland's, Inc.* ....................................      12,000       143,160
Linens 'N Things, Inc.* ..............................      18,200       533,442
Lithia Motors, Inc.^ .................................       4,400       109,032
Men's Wearhouse, Inc.*^ ..............................      16,143       426,014
Monro Muffler, Inc.*^ ................................       4,250       103,105
Movie Gallery, Inc. ..................................       8,250       161,288
Pacific Sunwear of California, Inc.* .................      15,638       306,036
Payless Shoesource, Inc.*^  ..........................      27,600       411,516
PC Connection, Inc.* .................................      13,640        89,751
Pep Boys Manny, Moe & Jack^ ..........................      21,956       556,585
PETCO Animal Supplies, Inc.* .........................       7,044       226,887
Restoration Hardware, Inc.*^ .........................      31,200       228,072
Select Comfort Corp.*^ ...............................      13,032       370,109
Sharper Image Corp.*^ ................................       3,200       100,448
Shoe Carnival, Inc.* .................................       5,400        81,054
Sonic Automotive, Inc.^ ..............................      13,900       307,885
Sports Authority, Inc.*^ .............................       8,238       295,744
Stage Stores, Inc.*^ .................................       7,900       297,514
Stein Mart, Inc.* ....................................      11,700       190,242
TBC Corp.* ...........................................       5,700       135,660
Too, Inc.* ...........................................      17,449       291,398
Tractor Supply Co.* ..................................      12,600       526,932
Trans World Entertainment Corp.* .....................      14,300       143,286
Tweeter Home Entertainment Group, Inc.*^ .............       5,508        29,743
United Auto Group, Inc. ..............................       7,354       225,400
Urban Outfitters, Inc.*^  ............................       4,736       288,470
West Marine, Inc.*^  .................................       4,000       107,400
Wet Seal, Inc., Class A*^ ............................      10,683        55,872
Zale Corp.*  .........................................      21,120       575,731
                                                                     -----------
                                                                      15,677,950
                                                                     -----------
Textiles, Apparel & Luxury Goods (1.1%)
Brown Shoe Co., Inc. .................................       9,100       372,463
DHB Industries, Inc.*^ ...............................      13,800       209,484
Fossil, Inc.*  .......................................       9,542       260,020
K-Swiss, Inc., Class A^ ..............................       8,200       165,722
Kellwood Co.^ ........................................      11,200       487,760
Kenneth Cole Productions, Class A ....................       3,100       106,237
Maxwell Shoe Co., Inc.* ..............................       5,700       132,468
Movado Group, Inc. ...................................       6,400       110,400
OshKosh B'Gosh, Inc., Class A^  ......................       3,920        97,882
Oxford Industries, Inc.^ .............................       7,300       317,988
Perry Ellis International, Inc.*^ ....................       3,300        83,358
Phillips-Van Heusen Corp.^ ...........................       8,500       163,625
Quicksilver, Inc.*^ ..................................      24,400       580,964
Russell Corp.^ .......................................       8,900       159,844
Skechers U.S.A., Inc., Class A* ......................       5,071        65,923
Steven Madden Ltd.* ..................................       4,000        79,880
Stride Rite Corp. ....................................      12,500       137,875
Unifi, Inc.*^ ........................................      33,032        96,784
Unifirst Corp. .......................................       4,200       122,178
Vans, Inc.* ..........................................       3,728        76,610
Warnaco Group, Inc.*^ ................................      17,900       380,733
Wolverine World Wide, Inc. ...........................      18,400       483,000
                                                                     -----------
                                                                       4,691,198
                                                                     -----------
   Total Consumer Discretionary ......................                61,185,547
c
Consumer Staples (3.0%)
Beverages (0.1%)
Coca Cola Bottling Co. ...............................       1,600        92,624
National Beverage Corp.* .............................      11,600       115,188
Robert Mondavi Corp., Class A* .......................       3,200   $   118,464
                                                                     -----------
                                                                         326,276
                                                                     -----------
Food & Staples Retailing (0.9%)
7-Eleven, Inc.* ......................................       6,863       122,505
Arden Group, Inc. ....................................       1,200       107,544
BJ's Wholesale Club, Inc.* ...........................      14,138       353,450
Casey's General Stores, Inc.^ ........................      21,700       397,110
Central European Distribution Corp.*^ ................       3,900       101,049
Duane Reade, Inc.*^ ..................................       7,300       119,209
Great Atlantic & Pacific Tea Co., Inc.*^ .............      12,600        96,516
Longs Drug Stores Corp.^ .............................      16,096       384,211
NeighborCare, Inc.* ..................................      13,801       432,385
Pantry, Inc.*  .......................................       3,264        71,155
Pathmark Stores, Inc.*^  .............................      12,900        98,298
Performance Food Group Co.* ..........................      10,231       271,531
Ruddick Corp.^ .......................................      16,700       374,915
Smart & Final, Inc.* .................................       9,800       117,796
Topps Co., Inc.^ .....................................      10,600       102,820
United Natural Foods, Inc.*^ .........................      18,200       526,162
Weis Markets, Inc. ...................................       3,800       133,190
Wild Oats Markets, Inc.*^ ............................       8,400       118,188
Winn-Dixie Stores, Inc. ..............................      17,005       122,436
                                                                     -----------
                                                                       4,050,470
                                                                     -----------
Food Products (1.2%)
Alico, Inc.^ .........................................       2,600       104,390
American Italian Pasta Co.^ ..........................       8,100       246,888
Cal-Maine Foods, Inc. ................................       4,054        56,756
Central Garden & Pet Co.*  ...........................       8,500       304,045
Chiquita Brands International, Inc.* .................      16,600       347,272
Corn Products International, Inc. ....................      16,264       757,089
Delta & Pine Land Co. ................................      16,400       359,980
Farmer Brothers Co. ..................................       3,000        80,490
Flowers Foods, Inc. ..................................      14,925       390,289
Hain Celestial Group, Inc.* ..........................      13,400       242,540
Interstate Bakeries Corp. ............................      22,200       240,870
J & J Snack Foods Corp.* .............................       2,400        97,992
JM Smucker Co. .......................................       2,478       113,765
John B. Sanfilippo & Son, Inc.* ......................       5,500       146,960
Lancaster Colony Corp. ...............................       6,122       254,920
Lance, Inc. ..........................................       8,400       129,360
M & F Worldwide Corp.* ...............................       6,300        86,310
Peet's Coffee & Tea, Inc.*^ ..........................       5,300       132,447
Pilgrim's Pride Corp., Class B^ ......................       5,824       168,547
Ralcorp Holdings, Inc.* ..............................      12,680       446,336
Riviana Foods, Inc.^ .................................       3,100        81,127
Sanderson Farms, Inc. ................................       3,600       193,032
Seaboard Corp. .......................................         400       199,180
                                                                     -----------
                                                                       5,180,585
                                                                     -----------
Household Products (0.2%)
Rayovac Corp.* .......................................      15,600       438,360
WD-40 Co.^ ...........................................       9,400       281,436
                                                                     -----------
                                                                         719,796
                                                                     -----------
Personal Products (0.4%)
Chattem, Inc.*^ ......................................       5,400       155,898
Elizabeth Arden, Inc.*^ ..............................      10,400       218,816
Inter Parfums, Inc. ..................................       3,087        64,364
Mannatech, Inc. ......................................       6,108        58,637
NBTY, Inc.*  .........................................      11,319       332,665
NU Skin Enterprises, Inc., Class A^ ..................      20,389       516,250
Playtex Products, Inc.* ..............................      13,400       104,788
Revlon, Inc., Class A* ...............................      31,940        94,223
USANA Health Sciences, Inc.*^ ........................       3,000        93,240
                                                                     -----------
                                                                       1,638,881
                                                                     -----------

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
Tobacco (0.2%)
Dimon, Inc. ..........................................      14,100   $    80,652
Standard Commercial Corp. ............................       4,600        83,030
Universal Corp .......................................      10,100       514,494
Vector Group Ltd.^ ...................................       7,892       124,299
                                                                     -----------
                                                                         802,475
                                                                     -----------
   Total Consumer Staples ............................                12,718,483
                                                                     -----------
Energy (4.5%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.* ...............................       3,200       133,600
Cal Dive International, Inc.* ........................      14,228       431,393
Carbo Ceramics, Inc.^ ................................       4,500       307,125
Dril-Quip, Inc.* .....................................       5,600       104,720
Global Industries Ltd.* ..............................      33,900       193,908
Grey Wolf, Inc.*^ ....................................      84,700       359,128
Gulfmark Offshore, Inc.*^ ............................       6,000        94,680
Hanover Compressor Co.*^ .............................      26,462       314,898
Helmerich & Payne, Inc. ..............................      11,429       298,868
Hydril Co.*^ .........................................       4,700       148,050
Input/Output, Inc.*^ .................................      21,000       174,090
Key Energy Services, Inc.* ...........................      28,414       268,228
Lone Star Technologies, Inc.*^ .......................      14,100       388,596
Lufkin Industries, Inc. ..............................       3,400       108,732
Matrix Service Co.*^ .................................      17,000       155,550
Maverick Tube Corp.*^ ................................      19,900       522,574
Newpark Resources, Inc.*^ ............................      34,700       215,140
NS Group, Inc.* ......................................       5,992        98,508
Oceaneering International, Inc.*^ ....................      11,200       383,600
Offshore Logistics, Inc.*^ ...........................       6,300       177,156
Oil States International, Inc.* ......................       8,600       131,580
Parker Drilling Co.* .................................      36,000       137,520
Petroleum Helicopters, Inc.*^ ........................       2,195        42,254
RPC, Inc.^ ...........................................       8,500       134,215
SEACOR Holdings, Inc.*^ ..............................       8,450       371,209
Superior Energy Services, Inc.* ......................      16,277       163,584
Tetra Technologies, Inc.* ............................       6,800       182,580
Todco, Class A* ......................................       3,915        60,565
Unit Corp.* ..........................................      18,972       596,669
Universal Compression Holdings, Inc.* ................       5,700       174,876
Veritas DGC, Inc.*^ ..................................      13,400       310,210
W-H Energy Services, Inc.*^ ..........................       7,600       148,960
                                                                     -----------
                                                                       7,332,766
                                                                     -----------
Oil & Gas (2.8%)
Berry Petroleum Co., Class A^ ........................       5,400       158,814
Cabot Oil & Gas Corp., Class A .......................      12,100       511,830
Cheniere Energy, Inc.* ...............................       3,638        71,196
Cimarex Energy Co.* ..................................      18,200       550,186
Comstock Resources, Inc.* ............................      14,401       280,243
Crosstex Energy, Inc. ................................       1,550        62,155
Delta Petroleum Corp.* ...............................       4,287        57,660
Denbury Resources, Inc.* .............................      18,307       383,532
Encore Acquisition Co.* ..............................       6,525       182,048
Energy Partners Ltd.*^ ...............................       7,100       108,630
Evergreen Resources, Inc.* ...........................       9,100       367,640
Forest Oil Corp.*^ ...................................      18,400       502,688
Frontier Oil Corp ....................................       8,844       187,404
FX Energy, Inc.* .....................................       6,540        58,271
Harvest Natural Resources, Inc.*^ ....................      12,100       180,411
Holly Corp. ..........................................       3,400       127,160
Houston Exploration Co.* .............................       7,200       373,248
KCS Energy, Inc.* ....................................      21,500       286,380
Magnum Hunter Resources, Inc.*^ ......................      34,200       354,996
McMoRan Exploration Co.*^ ............................       5,300        82,574
Meridian Resource Corp.* .............................      18,100       125,614
Overseas Shipholding Group, Inc. .....................       9,558       421,795
Patina Oil & Gas Corp. ...............................      12,056       360,113
Penn Virginia Corp ...................................       6,442   $   232,621
Petroleum Development Corp.* .........................       6,200       170,004
Plains Exploration & Production Co.* .................      34,485       632,800
Plains Resources, Inc.*^ .............................       6,800       115,260
Prima Energy Corp.* ..................................       3,000       118,710
Quicksilver Resources, Inc.* .........................       6,600       442,662
Range Resources Corp .................................      24,887       363,350
Remington Oil & Gas Corp.*^ ..........................       7,100       167,560
Resource America, Inc., Class A^ .....................       6,800       160,480
Southwestern Energy Co.*^ ............................      17,400       498,858
Spinnaker Exploration Co.* ...........................      10,064       396,320
St. Mary Land & Exploration Co.^ .....................      11,400       406,410
Stone Energy Corp.* ..................................      10,156       463,926
Swift Energy Co.* ....................................      14,500       319,870
Syntroleum Corp.* ....................................       8,454        55,965
Tesoro Petroleum Corp.*^ .............................      26,600       734,160
Transmontaigne, Inc.* ................................      14,600        78,548
Vintage Petroleum, Inc. ..............................      25,200       427,644
Whiting Petroleum Corp.* .............................       3,451        86,793
World Fuel Services Corp^ ............................       3,200       144,256
                                                                     -----------
                                                                      11,810,785
                                                                     -----------
   Total Energy ......................................                19,143,551
                                                                     -----------
Financials (20.1%)
Capital Markets (0.5%)
Affiliated Managers Group, Inc.*^ ....................      11,366       572,505
Gabelli Asset Management, Class A ....................       2,500       106,250
Investment Technology Group, Inc.* ...................      23,400       299,286
Knight Trading Group, Inc., Class A* .................      38,820       388,976
LaBranche & Co., Inc. ................................      12,787       107,667
MCG Capital Corp.^ ...................................       9,200       141,496
National Financial Partners Corp. ....................       6,494       229,043
Piper Jaffray Cos.* ..................................       3,824       172,960
Sanders Morris Harris Group, Inc.^ ...................       7,800       115,050
SWS Group, Inc. ......................................       4,782        73,165
                                                                     -----------
                                                                       2,206,398
                                                                     -----------
Commercial Banks (7.6%) 1st Source Corp ..............       4,251       106,190
ABC Bancorp ..........................................       2,820        57,359
Alabama National Bancorp^ ............................       5,000       277,350
Amcore Financial, Inc.^ ..............................      12,400       373,984
AmericanWest Bancorp*^ ...............................       4,400        84,260
Arrow Financial Corp. ................................       3,162        96,283
BancFirst Corp. ......................................       1,500        89,625
Bancorpsouth, Inc ....................................      17,534       395,041
BancTrust Financial Group, Inc.^ .....................       6,000       105,120
Bank of Granite Corp.^ ...............................       4,512        94,346
Bank of the Ozarks, Inc.^ ............................       4,000        93,200
Banner Corp. .........................................       3,600       104,616
Bay View Capital Corp. ...............................      35,858        73,868
BB&T Corp ............................................         488        18,041
Boston Private Financial Holdings, Inc ...............      10,900       252,444
Bryn Mawr Bank Corp.^ ................................       3,600        81,900
BSB Bancorp, Inc .....................................       2,700        95,985
Camden National Corp. ................................       2,800        92,596
Capital City Bank Group, Inc.^ .......................       2,987       118,255
Capital Corp. of the West ............................       2,300        89,332
Capitol Bancorp Ltd ..................................       3,300        85,833
Cascade Bancorp ......................................       5,500       101,640
Cathay General Bancorp^ ..............................       8,400       560,280
CB Bancshares, Inc ...................................       1,470       137,004
Center Financial Corp.^ ..............................       3,903        59,130
Central Coast Bancorp*^ ..............................       5,390        98,637

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                            Number of     Value
                                                              Shares    (Note 1)
--------------------------------------------------------------------------------
Central Pacific Financial Corp.^ ........................       4,900   $134,750
Chemical Financial Corp.^ ...............................      10,941    403,613
Chittenden Corp. ........................................      14,190    498,778
Citizens Banking Corp.^ .................................      21,500    667,575
City Holdings Co.^ ......................................       8,900    281,062
CoBiz, Inc ..............................................       3,829     52,955
Columbia Bancorp ........................................       3,000     87,660
Columbia Banking Systems, Inc ...........................       4,714    104,651
Community Bank System, Inc.^ ............................      12,600    287,154
Community Banks, Inc.^ ..................................       3,502    102,854
Community First Bankshares, Inc. ........................      16,100    518,259
Community Trust Bancorp, Inc. ...........................       4,532    138,226
CVB Financial Corp.^ ....................................      17,879    389,405
East-West Bancorp, Inc.^ ................................      19,000    583,300
Farmers Capital Bank Corp. ..............................       2,500     89,375
Financial Institutions, Inc. ............................       4,609    113,842
First Bancorp Puerto Rico ...............................       7,127    290,425
First Bancorp/NC ........................................       2,800     93,604
First Charter Corp ......................................      15,516    338,094
First Citizens BankShares, Inc., Class A ................       3,000    366,000
First Commonwealth Financial Corp.^ .....................      30,252    392,368
First Community Bancorp, Inc./CA ........................       4,200    161,448
First Community Bancshares, Inc./Va .....................       3,245    108,707
First Financial Bancorp^ ................................      17,083    302,711
First Financial Bankshares, Inc. ........................       7,533    315,859
First Financial Corp ....................................       4,600    146,740
First Indiana Corp. .....................................       4,700     89,535
First M & F Corp.^ ......................................       1,555     48,423
First Merchants Corp.^ ..................................       6,258    162,395
First Midwest Bancorp, Inc ..............................      10,562    371,888
First National Bankshares of Florida, Inc ...............      11,509    218,096
First OAK Brook Bancshares, Inc.^ .......................       2,900     87,870
First of Long Island Corp. ..............................       2,000     92,360
First Republic Bank .....................................       4,328    186,450
First State Bancorp .....................................       2,600     79,872
Firstbank Corp./MI^ .....................................       1,720     50,052
FNB Corp ................................................      11,462    233,825
FNB Corp./VA ............................................       3,300     95,106
Frontier Financial Corp .................................       8,700    303,978
German American Bancorp .................................       4,935     82,908
Glacier Bancorp, Inc ....................................      12,262    345,421
Gold Banc Corp., Inc ....................................      18,800    291,400
Great Southern Bancorp, Inc .............................       2,707     79,180
Greater Bay Bancorp^ ....................................      25,100    725,390
Greene County Bancshares, Inc ...........................       1,947     43,808
Hancock Holding Co ......................................      12,900    374,874
Hanmi Financial Corp ....................................       4,639    136,850
Harleysville National Corp.^ ............................      11,922    305,203
Heartland Financial USA, Inc.^ ..........................       4,650     85,328
Humboldt Bancorp ........................................       5,000    104,550
IBERIABANK Corp. ........................................       2,300    136,114
IBT Bancorp, Inc./PA^ ...................................       1,788     81,354
Independent Bank Corp./Mass .............................       4,000    115,800
Independent Bank Corp./Michigan .........................      11,467    291,262
Integra Bank Corp.^ .....................................       5,156    113,587
Interchange Financial Services Corp. ....................       3,800     94,544
Irwin Financial Corp.^ ..................................       5,300    139,920
Lakeland Bancorp, Inc.^ .................................       5,410     87,317
Lakeland Financial Corp .................................       2,400     80,400
Macatawa Bank Corp.^ ....................................       3,360     92,366
Main Street Banks, Inc.^ ................................       4,500    126,450
MainSource Financial Group, Inc.^ .......................       4,725     95,917
MB Financial, Inc. ......................................       8,750    322,087
MBT Financial Corp.^ ....................................       2,072   $ 37,752
Mercantile Bank Corp. ...................................       2,835    103,336
Merchants Bancshares, Inc.^ .............................       2,099     55,099
Mid-State Bancshares ....................................      13,300    312,683
Midwest Banc Holdings, Inc.^ ............................       3,750     83,625
Nara Bancorp, Inc .......................................       7,400    126,762
National Bankshares, Inc ................................       1,221     50,672
National Penn Bancshares, Inc.^ .........................      10,748    319,646
NBC Capital Corp.^ ......................................       3,300     89,067
NBT Bancorp, Inc.^ ......................................      16,048    358,512
Old National Bancorp/IN .................................      15,045    373,567
Old Second Bancorp, Inc .................................       2,300    121,325
Omega Financial Corp.^ ..................................       2,800     96,404
Oriental Financial Group, Inc ...........................       4,792    129,719
Pacific Capital Bancorp .................................      18,844    530,082
Park National Corp. .....................................       3,022    385,940
Peapack-Gladstone Financial Corp ........................       2,700     86,724
PennRock Financial Services Corp. .......................       2,870     86,674
People Holding Co .......................................       2,850     98,496
Peoples Bancorp, Inc. ...................................       3,610     95,990
PrivateBancorp, Inc.^ ...................................       4,600    126,316
Prosperity Bancshares, Inc.^ ............................       4,400    107,140
Provident Bankshares Corp.^ .............................      16,759    483,330
Republic Bancorp, Inc. ..................................      27,532    382,695
Republic Bancorp, Inc./Kentucky .........................       4,620     93,278
Riggs National Corp.^ ...................................       5,300    111,936
Royal Bancshares of Pennsylvania ........................       3,366     83,477
S & T Bancorp, Inc.^ ....................................      12,660    404,867
Sandy Spring Bancorp, Inc.^ .............................       8,100    281,475
Santander BanCorp .......................................       3,400     84,048
SCBT Financial Corp .....................................       2,700     81,405
Seacoast Banking Corp./Florida ..........................       4,980    104,231
Second Bancorp, Inc .....................................       3,200    100,128
Shore Bancshares, Inc. ..................................       2,986     76,561
Silicon Valley Bancshares* ..............................      13,381    530,557
Simmons First National Corp., Class A ...................       4,800    124,944
South Financial Group, Inc. .............................      10,931    309,785
Southside Bancshares, Inc.^ .............................       2,820     59,220
Southwest Bancorp, Inc ..................................       5,200     94,900
Southwest Bancorporation of Texas, Inc.^ ................      12,798    564,648
State Bancorp, Inc. .....................................       2,145     52,402
State Financial Services Corp. ..........................       3,600    106,776
Sterling Bancorp-N Y ....................................       4,415    121,942
Sterling Bancshares, Inc./Texas^ ........................      22,675    321,758
Sterling Financial Corp./PA .............................      11,625    302,599
Suffolk Bancorp .........................................       3,700    120,620
Summit Bancshares, Inc./TX ..............................       1,668     48,539
Sun Bancorp, Inc./NJ* ...................................       4,095     87,060
Susquehanna Bancshares, Inc.^ ...........................      20,590    518,044
SY Bancorp, Inc. ........................................       3,800     88,958
Taylor Capital Group, Inc.^ .............................       3,500     76,125
Texas Capital Bancshares, Inc.* .........................       4,148     68,857
Texas Regional Bancshares, Inc., Class A^ ...............      10,743    493,211
Tompkins Trustco, Inc. ..................................       2,770    131,575
TriCo Bancshares ........................................       5,200     98,280
Trustco Bank Corp./New York^ ............................      33,183    434,697
Trustmark Corp ..........................................      10,707    309,646
UCBH Holdings, Inc.^ ....................................       8,306    328,253
UMB Financial Corp. .....................................       7,874    406,456
Umpqua Holdings Corp ....................................      15,176    318,544
Union Bankshares Corp ...................................       2,700     85,320
United Bancshares, Inc. .................................       8,386    272,545
United Community Banks, Inc. ............................      14,100    355,038
United Security Bancshares/AL^ ..........................       4,619     92,103

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                          Shares       (Note 1)
--------------------------------------------------------------------------------
Univest Corp. of Pennsylvania ........................       1,302   $    66,402
Unizan Financial Corp. ...............................      11,790       307,719
USB Holding Co., Inc. ................................       4,435       101,650
Virginia Commerce Bancorp*^ ..........................       3,100        91,481
Virginia Financial Group, Inc. .......................       2,600        89,310
Washington Trust Bancorp^ ............................       4,400       114,268
Wayne Bancorp, Inc./OH ...............................       2,132        60,485
WesBanco, Inc. .......................................      10,200       297,126
West Bancorp .........................................       5,500        96,195
West Coast Bancorp/Oregon^ ...........................       5,200       111,488
Westamerica Bancorp ..................................       7,172       376,171
Westcorp .............................................       3,365       152,939
Western Sierra Bancorp, Class B* .....................       3,000        92,910
Wintrust Financial Corp.^ ............................       8,400       424,284
Yardville National Bancorp ...........................       3,700        92,500
                                                                     -----------
                                                                      32,544,906
                                                                     -----------
Consumer Finance (0.3%)
Advanta Corp. ........................................       7,200       165,024
Cash America International, Inc. .....................      14,400       331,200
CompuCredit Corp.*^ ..................................       4,500        77,850
Credit Acceptance Corp.*^ ............................       7,000       105,490
Education Lending Group, Inc.* .......................       3,311        58,770
Metris Cos., Inc.*^ ..................................      17,900       155,551
Rewards Network, Inc.*^ ..............................       8,000        72,000
United PanAm Financial Corp.*^  ......................       5,000        85,250
WFS Financial, Inc.* .................................       3,479       172,246
World Acceptance Corp.* ..............................       5,100        93,483
                                                                     -----------
                                                                       1,316,864
                                                                     -----------
Diversified Financial Services (0.2%)
Apollo Investment Corp.* .............................      11,957       164,648
eSpeed, Inc., Class A* ...............................       8,000       141,200
Gladstone Capital Corp.^ .............................       4,100        82,615
Financial Federal Corp.*^ ............................       6,187       218,153
GATX Corp.^ ..........................................      18,000       489,600
                                                                     -----------
                                                                       1,096,216
                                                                     -----------
Insurance (2.5%)
21st Century Insurance Group .........................       7,800       100,932
Alfa Corp. ...........................................      11,500       161,000
Allmerica Financial Corp.* ...........................      10,820       365,716
American Medical Security Group, Inc.* ...............       3,900       106,275
AmerUs Group Co. .....................................      17,568       727,315
Argonaut Group, Inc.*^ ...............................      12,900       237,747
Baldwin & Lyons, Inc.^ ...............................       3,500        93,940
Citizens, Inc., Class A*^ ............................      27,637       226,624
Clark, Inc.*^ ........................................       5,300        98,315
CNA Surety Corp.*^ ...................................       9,400       102,930
Commerce Group, Inc. .................................       9,400       464,078
Crawford & Co., Class B ..............................      34,700       171,071
Delphi Financial Group, Inc., Class A ................      10,013       445,579
Direct General Corp. .................................       3,019        97,393
EMC Insurance Group, Inc. ............................       4,600       107,456
Enstar Group, Inc.* ..................................       2,000       106,560
FBL Financial Group, Inc., Class A ...................       3,974       112,305
Great American Financial Resources, Inc. .............       5,900        93,810
Harleysville Group, Inc.^ ............................       8,565       161,450
Hilb, Rogal & Hobbs Co.^ .............................      13,900       495,952
Horace Mann Educators Corp. ..........................      20,700       361,836
Infinity Property & Casualty Corp. ...................       6,089       200,937
Kansas City Life Insurance Co. .......................       4,900       206,241
LandAmerica Financial Group, Inc.^ ...................       7,500       291,975
Midland Co. ..........................................       3,900       115,635
National Western Life Insurance Co., Class A* ........         700       107,485
Navigators Group, Inc.* ..............................       2,600   $    75,114
NYMAGIC, Inc. ........................................       3,500        92,400
Ohio Casualty Corp.* .................................      24,900       501,237
Philadelphia Consolidated Holdings Corp.* ............       6,300       378,441
Phoenix Cos., Inc.^ ..................................      39,800       487,550
Presidential Life Corp. ..............................       7,000       126,140
ProAssurance Corp.*^ .................................      11,664       397,859
RLI Corp.^ ...........................................       9,050       330,325
Safety Insurance Group, Inc. .........................       5,100       109,242
Selective Insurance Group, Inc.^ .....................      10,900       434,692
State Auto Financial Corp. ...........................       4,100       125,952
Stewart Information Services Corp. ...................       8,600       290,422
Triad Guaranty, Inc.* ................................       3,152       183,446
UICI*^ ...............................................      19,900       473,819
United Fire & Casualty Co.^ ..........................       2,400       138,600
Universal American Financial Corp.* ..................      18,100       198,738
USI Holdings Corp.*^ .................................      10,711       169,234
Zenith National Insurance Corp .......................       3,595       174,717
                                                                     -----------
                                                                      10,448,485
                                                                     -----------
Real Estate (6.0%)
Acadia Realty Trust (REIT) ...........................       7,200        98,928
Affordable Residential Communities (REIT) ............       4,701        78,037
Alexander's, Inc. (REIT)*^ ...........................         800       134,192
Alexandria Real Estate Equities, Inc. (REIT) .........       7,700       437,206
American Financial Realty Trust (REIT) ...............       8,388       119,865
American Home Mortgage Investment Corp. (REIT)^ ......      12,964       336,157
American Land Lease, Inc. (REIT) .....................       2,522        47,565
AMLI Residential Properties Trust (REIT)^ ............       9,229       270,779
Anthracite Capital, Inc. (REIT) ......................      27,200       325,856
Anworth Mortgage Asset Corp. (REIT) ..................      20,800       247,104
Associated Estates Realty Corp. (REIT) ...............       6,909        55,617
Avatar Holdings, Inc.*^ ..............................       2,600       108,160
Bedford Property Investors, Inc. (REIT) ..............       4,500       131,580
Boykin Lodging Co., Inc. (REIT)* .....................       5,508        42,136
Brandywine Realty Trust (REIT) .......................      14,248       387,403
BRT Realty Trust (REIT)^ .............................       1,768        34,476
Capital Automotive Real Estate Investment Trust
   (REIT)^ ...........................................      11,600       340,228
Capstead Mortgage Corp. (REIT)^ ......................       6,000        80,700
CarrAmerica Realty Corp. (REIT) ......................      12,132       366,750
Colonial Properties Trust (REIT)^ ....................       8,800       339,064
Commercial Net Lease Realty (REIT)^ ..................      20,000       344,000
Cornerstone Realty Income Trust, Inc. (REIT)^ ........      30,400       266,608
Corporate Office Properties Trust (REIT) .............      12,800       318,080
Correctional Properties Trust (REIT) .................       3,500       102,375
Cousins Properties, Inc. (REIT) ......................       7,901       260,338
Criimi MAE, Inc. (REIT)*^ ............................       4,864        58,222
CRT Properties, Inc. (REIT) ..........................       9,900       228,888
EastGroup Properties (REIT) ..........................       8,400       282,828
Entertainment Properties Trust (REIT) ................       9,900       353,826
Equity Inns, Inc. (REIT) .............................      27,500       255,475
Equity One, Inc. (REIT) ..............................      16,870       305,010
Essex Property Trust, Inc. (REIT)^ ...................       8,443       577,079

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
FelCor Lodging Trust, Inc. (REIT)*^ ..................      16,613   $   201,017
First Industrial Realty Trust, Inc. (REIT)^ ..........      17,800       656,464
Gables Residential Trust (REIT) ......................      14,800       502,904
Getty Realty Corp. (REIT)^ ...........................       8,800       221,408
Glenborough Realty Trust, Inc. (REIT)  ...............      12,100       222,035
Glimcher Realty Trust (REIT)^ ........................      14,900       329,588
Health Care REIT, Inc. (REIT)  .......................       9,717       315,803
Healthcare Realty Trust, Inc. (REIT)  ................       9,705       363,743
Heritage Property Investment Trust (REIT) ............      10,300       278,718
Highland Hospitality Corp. (REIT)*  ..................       6,727        67,606
Highwoods Properties, Inc. (REIT)^ ...................      24,800       582,800
Home Properties, Inc. (REIT)  ........................      14,100       549,618
Impac Mortgage Holdings, Inc. (REIT)  ................      25,500       574,260
Innkeepers USA Trust (REIT) ..........................       9,900       102,069
Investors Real Estate Trust (REIT)^ ..................      24,300       252,234
Jones Lang LaSalle, Inc.*^  ..........................      15,300       414,630
Keystone Property Trust (REIT)  ......................      10,600       254,718
Kilroy Realty Corp. (REIT)^  .........................      10,500       358,050
Kramont Realty Trust (REIT)^  ........................       7,200       115,200
LaSalle Hotel Properties (REIT) ......................      11,300       275,720
Levitt Corp., Class A*^  .............................       4,575       117,852
Lexington Corp. Properties Trust (REIT)^ .............      19,100       380,281
LNR Property Corp. ...................................       3,823       207,398
LTC Properties, Inc. (REIT)^ .........................       7,100       117,860
Luminent Mortgage Capital, Inc. (REIT)  ..............       7,094        85,128
Maguire Properties, Inc. (REIT)  .....................       6,631       164,250
Manufactured Home Communities, Inc. (REIT) ...........       5,992       198,874
MeriStar Hospitality Corp. (REIT)*  ..................      34,978       239,250
MFA Mortgage Investments, Inc. (REIT)  ...............      33,700       299,930
Mid America Apartment Communities, Inc. (REIT)^ ......       7,100       269,019
Mission West Properties, Inc. (REIT)  ................       6,700        81,137
National Health Investors, Inc. (REIT)  ..............      11,200       304,528
National Health Realty, Inc. (REIT)  .................       2,682        45,379
Nationwide Health Properties, Inc. (REIT)  ...........      31,900       602,910
Newcastle Investment Corp. (REIT) ....................      11,900       356,405
Novastar Financial, Inc. (REIT)^ .....................       9,000       341,640
OMEGA Healthcare Investors, Inc. (REIT)  .............      15,692       157,548
Orleans Homebuilders, Inc.*^  ........................       5,246       101,090
Parkway Properties, Inc. (REIT)^  ....................       3,200       142,240
Pennsylvania Real Estate Investment Trust (REIT) .....      15,394       527,244
Post Properties, Inc. (REIT)^ ........................      16,900       492,635
Prentiss Properties Trust (REIT)  ....................      16,124       540,476
Price Legacy Corp. (REIT) ............................       4,767        87,999
PS Business Parks, Inc., Class A (REIT) ..............       5,513       221,843
RAIT Investment Trust (REIT)^ ........................      10,300       253,895
Ramco-Gershenson Properties Trust (REIT) .............       3,600   $    87,228
Realty Income Corp. (REIT) ...........................       8,738       364,637
Reckson Associates Realty Corp. (REIT) ...............      10,504       288,440
Redwood Trust, Inc. (REIT)^  .........................       5,500       306,240
Saul Centers, Inc. (REIT)^ ...........................       3,700       118,807
Senior Housing Properties Trust (REIT) ...............      20,100       337,479
SL Green Realty Corp. (REIT) .........................       6,876       321,797
Sovran Self Storage, Inc. (REIT)^ ....................       7,200       274,896
Summit Properties, Inc. (REIT) .......................      11,800       302,552
Sun Communities, Inc. (REIT)  ........................       6,400       240,960
Tanger Factory Outlet Centers (REIT)  ................       5,100       199,410
Tarragon Corp. (REIT)* ...............................       7,000       103,250
Taubman Centers, Inc. (REIT)  ........................      18,500       423,465
Tejon Ranch Co.*^  ...................................       2,300        80,040
Town & Country Trust (REIT)^  ........................       4,900       123,676
Trammell Crow Co. (REIT)* ............................      10,500       148,050
U.S. Restaurant Properties, Inc. (REIT)^ .............       7,600       115,444
Universal Health Realty Income Trust (REIT) ..........       3,700       106,190
Urstadt Biddle Properties, Inc., Class A (REIT)  .....       7,100       105,151
Ventas, Inc. (REIT)^ .................................      14,848       346,701
Washington Real Estate Investment Trust (REIT)  ......      19,000       558,220
Winston Hotels, Inc. (REIT)  .........................       8,500        87,975
                                                                     -----------
                                                                      25,350,536
                                                                     -----------
Thrifts & Mortgage Finance (3.0%)
Accredited Home Lenders
   Holding Co.* ......................................       4,877       137,288
Anchor Bancorp Wisconsin, Inc.^ ......................       7,000       185,080
Bank Atlantic Bancorp, Inc., Class A^ ................      20,900       385,605
Bank Mutual Corp. ....................................      28,037       305,603
Bankunited Financial Corp.*^ .........................      13,800       356,040
Berkshire Hills Bancorp, Inc. ........................       2,400        89,040
Brookline Bancorp, Inc.^ .............................      26,517       389,004
CFS Bancorp, Inc.^ ...................................       3,220        42,665
Charter Financial Corp. ..............................       2,600        88,400
CharterMac^  .........................................      18,800       369,608
Citizens First Bancorp, Inc. .........................       4,200       100,002
City Bank Lynnwood WA ................................       2,764        88,503
Coastal Financial Corp. ..............................       5,830        87,158
Commercial Capital Bancorp, Inc.* ....................      13,272       230,535
Commercial Federal Corp.^ ............................      18,269       495,090
CORUS Bankshares, Inc. ...............................       8,200       337,102
Dime Community Bancshares, Inc. ......................      15,850       277,058
Downey Financial Corp. ...............................       4,551       242,341
Farmer Mac, Class C*^ ................................       2,900        69,397
Fidelity Bankshares, Inc. ............................       4,500       159,525
First Busey Corp., Class A ...........................       3,100        90,644
First Federal Capital Corp.^ .........................       9,800       272,734
First Financial Holdings, Inc.^ ......................       4,300       123,883
First Niagara Financial Group, Inc.^ .................      40,717       488,604
First Place Financial Corp./Ohio^ ....................       4,700        87,279
First Sentinel Bancorp, Inc. .........................      13,182       270,890
FirstFed Financial Corp.*  ...........................       8,400       349,440
Flagstar Bancorp, Inc. ...............................      14,800       294,224
Flushing Financial Corp. .............................       4,800        84,720
Fremont General Corp. ................................      13,089       231,021
Harbor Florida Bancshares, Inc.^ .....................      11,000       302,610
Horizon Financial Corp. ..............................       5,000        99,500
Hudson River Bancorp .................................      15,600       266,292
Itla Capital Corp.* ..................................       1,800        73,026

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares     (Note 1)
--------------------------------------------------------------------------------
KNBT Bancorp, Inc. ...................................       5,874   $    98,096
MAF Bancorp, Inc. ....................................      11,704       499,527
MASSBANK Corp.^  .....................................       2,896       100,231
NASB Financial, Inc. .................................       2,200        92,862
NetBank, Inc. ........................................      25,500       278,715
New Century Financial Corp.^ .........................      12,050       564,181
Northwest Bancorp, Inc. ..............................       6,440       147,476
OceanFirst Financial Corp. ...........................       4,500       107,775
Ocwen Financial Corp.* ...............................      15,800       190,232
Partners Trust Financial Group, Inc.^  ...............       3,300        64,680
Pennfed Financial Services, Inc. .....................       2,600        88,400
PFF Bancorp, Inc. ....................................       4,300       160,132
Provident Bancorp, Inc. ..............................      12,553       143,104
Provident Financial Services, Inc. ...................      20,600       361,530
Quaker City Bancorp, Inc. ............................       1,374        75,488
R & G Financial Corp., Class B .......................      11,200       370,272
Saxon Capital, Inc.*  ................................      13,100       299,073
Seacoast Financial Services Corp. ....................      12,600       435,960
Sound Federal Bancorp, Inc.^ .........................       7,543       101,227
Sterling Financial Corp./WA* .........................       8,096       258,019
TierOne Corp.^ .......................................       7,700       165,627
United Community Financial Corp. .....................       5,612        72,956
W Holding Co., Inc. ..................................      13,556       232,756
Waypoint Financial Corp. .............................      14,730       406,401
Westfield Financial, Inc. ............................       3,600        73,224
WSFS Financial Corp. .................................       2,000        97,340
                                                                     -----------
                                                                      12,955,195
                                                                     -----------
   Total Financials ..................................                85,918,600
                                                                     -----------
Health Care (13.2%)
Biotechnology (3.7%)
Abgenix, Inc.* .......................................      38,200       447,704
Albany Molecular Research, Inc.*^ ....................       8,900       115,077
Alexion Pharmaceuticals, Inc.*^ ......................       6,680       124,248
Alkermes, Inc.*^ .....................................      32,878       447,141
Applera Corp.-Celera Genomics Group*  ................      31,600       363,716
Ariad Pharmaceuticals, Inc.*^  .......................      20,100       150,549
Axonyx, Inc.*  .......................................      11,064        57,975
Bio-Rad Laboratories, Inc., Class A* .................       4,129       243,033
BioMarin Pharmaceuticals, Inc.*^  ....................      21,468       128,808
Cell Genesys, Inc.* ..................................      16,700       173,513
Cell Therapeutics, Inc.*^ ............................      19,661       144,902
Cepheid, Inc.* .......................................      11,200       129,248
Ciphergen Biosystems, Inc.*^ .........................       8,600        62,952
Connetics Corp.*^  ...................................      12,977       262,135
Corixa Corp.*^  ......................................      15,304        71,470
Cubist Pharmaceuticals, Inc.*^ .......................      13,149       145,954
CuraGen Corp.*^ ......................................      14,500        87,145
CV Therapeutics, Inc.*^  .............................      13,656       228,875
Cytokinetics, Inc.*  .................................       4,054        60,202
Decode Genetics, Inc.*^  .............................      15,500       131,750
Dendreon Corp.* & ....................................      16,974       207,931
Digene Corp.* ........................................       7,500       273,975
Diversa Corp.*  ......................................      10,900       110,417
Dov Pharmaceutical, Inc.* ............................       8,300       115,868
Dyax Corp.*  .........................................       5,228        61,429
Encysive Pharmaceuticals, Inc.* ......................      26,600       226,100
Enzo Biochem, Inc.*^  ................................       7,598       113,970
Enzon Pharmaceuticals, Inc.*  ........................      22,000       280,720
Exact Sciences Corp.*^  ..............................      12,781        78,603
Exelixis, Inc.*  .....................................      20,891       210,790
Gen-Probe, Inc.*^  ...................................      10,560       499,699
Genencor International, Inc.*^ .......................       5,700        93,309
Genta, Inc.* .........................................      26,100        65,250
Geron Corp.*^  .......................................      20,700       167,463
Human Genome Sciences, Inc.* .........................      28,638   $   333,060
Ilex Oncology, Inc.* .................................      17,461       436,350
Immunogen, Inc.*^  ...................................      20,200       123,422
Immunomedics, Inc.*  .................................      23,200       112,984
Incyte Pharmaceuticals, Inc.*^ .......................      39,500       301,780
Indevus Pharmaceuticals, Inc.*  ......................      14,400        88,560
InterMune, Inc.*  ....................................       8,500       131,070
Isis Pharmaceuticals, Inc.*^  ........................      15,300        87,822
Keryx Biopharmaceuticals, Inc.* ......................       4,563        57,768
Kosan Biosciences, Inc.* .............................       9,100        71,890
La Jolla Pharmaceutical Co.* .........................      33,249        80,795
Lexicon Genetics, Inc.*^ .............................      20,066       157,317
Lifecell Corp.*  .....................................       5,507        62,174
Ligand Pharmaceuticals, Inc., Class B*^  .............      27,601       479,705
Luminex Corp.* .......................................      10,300       103,618
Marshall Edwards, Inc.*  .............................       7,094        53,418
Martek Biosciences Corp.* ............................       4,868       273,436
Maxim Pharmaceuticals, Inc.*  ........................       6,494        62,667
Maxygen, Inc.* .......................................       9,000        95,130
Medarex Inc.*^  ......................................      37,700       274,833
Myriad Genetics, Inc.*^  .............................       9,200       137,264
Nabi Biopharmaceuticals*  ............................      21,157       300,853
Neopharm, Inc.*  .....................................       5,601        57,858
Neose Technologies, Inc.*^  ..........................      10,500        87,465
Northfield Laboratories, Inc.*  ......................       4,239        60,448
NPS Pharmaceuticals, Inc.*^  .........................      13,084       274,764
Nuvelo, Inc.*  .......................................       9,300        89,466
Onyx Pharmaceuticals, Inc.*^  ........................      14,200       601,512
OraSure Technologies, Inc.*^  ........................      13,100       127,463
Oscient Pharmaceuticals Corp.*  ......................      11,819        60,395
OSI Pharmaceuticals, Inc.*^  .........................       8,303       584,863
Peregrine Pharmaceuticals, Inc.* .....................     115,700       170,079
Pharmion Corp. .......................................       2,262       110,657
Praecis Pharmaceuticals, Inc.* .......................      45,000       171,000
Progenics Pharmaceuticals, Inc.* .....................       5,300        89,252
Regeneron Pharmaceuticals, Inc.*^ ....................      11,600       122,148
Savient Pharmaceuticals, Inc.*^ ......................      34,162        84,722
Sciclone Pharmaceuticals, Inc.*^ .....................      15,000        76,650
Seattle Genetics, Inc.* ..............................      11,300        79,439
Serologicals Corp.*^ .................................       7,700       153,923
Tanox, Inc.*^  .......................................       8,100       154,467
Techne Corp.*^  ......................................      17,700       769,065
Telik, Inc.*  ........................................      17,800       424,886
Transkaryotic Therapies, Inc.* .......................      10,000       149,600
Trimeris, Inc.* ......................................       4,632        66,840
Tularik, Inc.*  ......................................       9,426       233,765
United Therapeutics Corp.* ...........................       5,880       150,822
Vaxgen, Inc.*  .......................................       4,563        64,612
Vertex Pharmaceuticals, Inc.*^  ......................      36,700       397,828
Vicuron Pharmaceuticals, Inc.*  ......................      20,200       253,712
Zymogenetics, Inc.*^ .................................       6,800       129,200
                                                                     -----------
                                                                      15,704,738
                                                                     -----------
Health Care Equipment & Supplies (4.0%)
1-800 Contacts, Inc.*^ ...............................       4,200        62,307
Abaxis, Inc.* ........................................       3,407        64,665
Abiomed, Inc.* .......................................       4,239        53,327
Advanced Medical Optics, Inc.*  ......................      14,600       621,522
Advanced Neuromodulation Systems, Inc.* ..............       7,350       241,080
Aksys Ltd.*^  ........................................      34,000       198,220
Align Technology, Inc.* ..............................      18,000       342,000
American Medical Systems Holdings, Inc.*^ ............       9,100       306,670
Analogic Corp.^ ......................................       3,540       150,202
Animas Corp.* ........................................       3,111        58,020
Arrow International, Inc.^ ...........................       9,845       294,562
Arthrocare Corp.*^ ...................................       8,469       246,279

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*  .......................       9,400   $   173,618
Biolase Technology, Inc.*^  ..........................       7,400        99,604
Biosite, Inc.*^ ......................................       4,291       192,752
BioVeris Corp.* ......................................       7,800        64,896
Bruker BioSciences Corp.*  ...........................      16,943        82,512
Candela Corp.* .......................................      10,600       103,880
Cantel Medical Corp.* ................................       3,166        68,227
Cardiac Science, Inc.* ...............................      76,900       188,405
Cardiodynamics International Corp.*^ .................      15,600        78,780
Closure Medical Corp.*^ ..............................       2,700        67,797
Conceptus, Inc.*^ ....................................      16,100       181,125
Conmed Corp.*^ .......................................      13,800       378,120
Cooper Cos., Inc.^  ..................................       6,344       400,750
CTI Molecular Imaging, Inc.*^ ........................      10,341       146,635
Cyberonics, Inc.*^  ..................................       6,800       226,848
Cytyc Corp.*  ........................................      22,792       578,233
Dade Behring Holdings, Inc.*^ ........................       8,833       419,744
Datascope Corp.^ .....................................       3,600       142,884
Diagnostic Products Corp.^ ...........................       9,100       399,854
DJ Orthopedics, Inc.* ................................       4,600       105,800
Encore Medical Corp.*  ...............................       9,812        61,816
Epix Medical, Inc.*^  ................................       9,700       204,670
Exactech, Inc.*  .....................................       2,685        58,265
Haemonetics Corp.* ...................................       6,556       194,385
Hologic, Inc.*^  .....................................       6,700       155,775
I-Flow Corp.*  .......................................       4,607        54,639
ICU Medical, Inc.*^ ..................................       3,600       120,708
Immucor, Inc.*^  .....................................       8,450       275,048
Inamed Corp.*  .......................................       5,460       343,161
Integra LifeSciences Holdings Corp.*^  ...............       8,100       285,687
Intuitive Surgical, Inc.*  ...........................      13,100       248,900
Invacare Corp.^  .....................................      11,500       514,280
Inverness Medical Innovations, Inc.*^ ................       4,000        87,600
Kensey Nash Corp.*^ ..................................       4,100       141,450
Kyphon, Inc.*^  ......................................       7,622       214,788
Laserscope*^  ........................................       7,000       192,850
Matthews International Corp., Class A ................      11,600       382,104
Medical Action Industries, Inc.*^ ....................       5,200        95,680
Mentor Corp.^  .......................................      18,000       617,220
Merit Medical Systems, Inc.* .........................       7,512       119,666
Mine Safety Appliances Co.^  .........................      10,500       353,850
Molecular Devices Corp.*^ ............................       4,700        83,566
Nektar Therapeutics* .................................      10,530       210,179
Nutraceutical International Corp.* ...................       2,367        50,441
Ocular Sciences, Inc.*^  .............................       8,200       311,600
Orthologic Corp.* ....................................      12,300       106,641
Osteotech, Inc.*^  ...................................       6,049        39,258
PolyMedica Corp. .....................................       9,350       290,224
Possis Medical, Inc.*^  ..............................       5,700       194,655
Quidel Corp.*^ .......................................      28,400       167,276
Regeneration Technologies, Inc.* .....................       7,900        84,767
Sola International, Inc.* ............................      10,300       177,469
SonoSite, Inc.*^  ....................................       4,780       114,290
Staar Surgical Co.*^ .................................      11,932        93,070
Steris Corp.*  .......................................      16,174       364,885
SurModics, Inc.*^ ....................................       4,700       115,808
Sybron Dental Specialties, Inc.*  ....................      16,400       489,540
Synovis Life Technologies, Inc.*^ ....................       5,184        55,728
Thoratec Corp.*^  ....................................      24,355       261,329
TriPath Imaging, Inc.*^  .............................       9,500        89,395
Ventana Medical Systems, Inc.*  ......................       6,600       313,698
Viasys Healthcare, Inc.* .............................      15,000       313,650
Visx, Inc.*  .........................................      18,145       484,834
Vital Signs, Inc. ....................................       2,700        78,408
West Pharmaceutical Services, Inc. ...................       5,483   $   231,931
Wilson Greatbatch Technologies, Inc.*^  ..............       9,800       273,910
Wright Medical Group, Inc.*  .........................       9,621       342,508
Young Innovations, Inc. ..............................       2,500        63,500
Zoll Medical Corp.*  .................................       2,900       101,732
                                                                     -----------
                                                                      16,966,152
                                                                     -----------
Health Care Providers & Services (3.9%)
Accelrys, Inc.*^  ....................................       8,000        78,880
Accredo Health, Inc.* ................................       9,661       376,296
Advisory Board Co.* ..................................       5,115       182,094
Alderwoods Group, Inc.* ..............................      12,600       153,720
Amedisys, Inc.*  .....................................       2,048        67,666
America Service Group, Inc.*  ........................       1,675        58,206
American Healthways, Inc.*^  .........................      12,900       343,398
AMERIGROUP Corp.*^  ..................................      10,700       526,440
AMN Healthcare Services, Inc.*^ ......................       6,106        93,361
Amsurg Corp.*^  ......................................      13,650       343,024
Apria Healthcare Group, Inc.*  .......................      11,065       317,565
Beverly Enterprises, Inc.* ...........................      45,300       389,580
Centene Corp.*  ......................................       9,500       366,225
Cerner Corp.*^  ......................................      12,400       552,792
Computer Programs & Systems, Inc. ....................       4,800        97,824
Corvel Corp.* ........................................       7,350       208,372
Covance, Inc.*  ......................................      12,439       479,897
Cross Country Healthcare, Inc.*^ .....................       6,500       117,975
Curative Health Services, Inc.*  .....................       3,489        30,215
D&K Healthcare Resources, Inc. .......................       3,532        42,384
Dendrite International, Inc.* ........................      12,241       227,438
Dynacq Healthcare, Inc.*^ ............................          31           186
Eclipsys Corp.*^  ....................................      11,800       180,068
eResearch Technology, Inc.*^  ........................      19,125       535,500
First Health Group Corp.* ............................      20,528       320,442
Genesis HealthCare Corp.*  ...........................       6,288       182,604
Gentiva Health Services, Inc.*^ ......................       8,500       138,210
Hanger Orthopedic Group, Inc.* .......................       7,000        82,040
HealthExtras, Inc.*  .................................       6,900       114,333
Hooper Holmes, Inc.^ .................................      19,300       110,782
IDX Systems Corp.*  ..................................       7,005       223,389
IMPAC Medical Systems, Inc.*  ........................       7,169       104,882
Inveresk Research Group, Inc.*  ......................      14,100       434,844
Kindred Healthcare, Inc.*^  ..........................      11,800       310,930
LabOne, Inc.*^  ......................................       7,100       225,638
LCA Vision, Inc.*  ...................................       2,048        59,658
Lifeline Systems, Inc.* ..............................       4,600       108,836
LifePoint Hospitals, Inc.*  ..........................      16,300       606,686
Magellan Health Services, Inc.* ......................       5,228       174,877
Matria Healthcare, Inc.*^ ............................       4,600       115,322
Medcath Corp.* .......................................       2,928        58,560
Medical Staffing Network Holdings, Inc.*^ ............      27,800       179,032
Molina Healthcare, Inc.*  ............................       2,001        76,398
National Healthcare Corp.^ ...........................       4,600       128,846
NDCHealth Corp.^ .....................................      15,508       359,786
Odyssey HealthCare, Inc.*^ ...........................      12,975       244,189
Omnicell, Inc.* ......................................       6,400        93,504
Option Care, Inc.^ ...................................       9,000       137,340
Orthodontic Centers of America, Inc.*^ ...............      17,100       140,049
Owens & Minor, Inc.^ .................................      17,600       455,840
Parexel International Corp.*  ........................       8,700       172,260
PDI, Inc.*  ..........................................       3,300       100,089
Pediatrix Medical Group, Inc.*  ......................       9,700       677,545
Per-Se Technologies, Inc.*  ..........................       9,066       131,820
Priority Healthcare Corp., Class B* ..................      15,800       362,610
Province Healthcare Co.*^ ............................      22,800       391,020
PSS World Medical, Inc.* .............................      32,300       361,760

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc.* .........................       2,278   $    56,791
Q-Med, Inc.* .........................................       3,600        30,564
RehabCare Group, Inc.*^ ..............................       5,400       143,802
Res-Care, Inc.* ......................................       4,701        59,703
Select Medical Corp. .................................      29,779       399,634
SFBC International, Inc.* ............................       4,500       140,985
Sierra Health Services, Inc.*^ .......................      11,400       509,580
Specialty Laboratories, Inc.*^ .......................      16,600       148,736
Stewart Enterprises, Inc.*^ ..........................      41,900       341,066
Sunrise Senior Living, Inc.*^ ........................       5,700       223,098
Trizetto Group*^ .....................................      13,300        89,110
U.S. Onconlogy, Inc.* ................................      30,658       451,286
United Surgical Partners International, Inc.* ........       9,955       392,924
VCA Antech, Inc.* ....................................       5,722       256,460
Ventiv Health, Inc.* .................................       3,638        56,316
VistaCare, Inc., Class A*^ ...........................       3,900        72,345
Vital Images, Inc.*^ .................................       6,962        86,329
VitalWorks, Inc.* ....................................      25,719        88,988
                                                                     -----------
                                                                      16,700,944
                                                                     -----------
Pharmaceuticals (1.6%)
aaiPharma, Inc.* .....................................      10,060        54,525
Able Laboratories, Inc.*^ ............................       5,300       108,968
Adolor Corp.* ........................................      20,400       258,672
Alpharma, Inc., Class A ..............................      18,400       376,832
Antigenics, Inc.*^ ...................................       8,800        75,328
Array Biopharma, Inc.* ...............................       6,957        55,308
AtheroGenics, Inc.*^ .................................      17,800       338,734
Atrix Labs, Inc.* ....................................       9,400       322,232
Bentley Pharmaceuticals, Inc.* .......................       6,200        85,188
Bone Care International, Inc.*  ......................       6,600       154,572
Bradley Pharmaceuticals, Inc.*^ ......................       7,400       206,460
Caraco Pharm Labs, Inc.* .............................       5,737        55,305
Cima Labs, Inc.*^ ....................................       4,900       165,277
Columbia Laboratories, Inc.*^ ........................      20,375        70,497
Cypress Bioscience, Inc.* ............................       5,644        77,492
Discovery Laboratories, Inc.*^ .......................      16,099       154,389
First Horizon Pharmaceutical Corp.*^ .................       8,000       151,200
Guilford Pharmaceuticals, Inc.*^ .....................      13,100        62,225
Hi-Tech Pharmacal Co., Inc.* .........................       2,309        37,729
Hollis-Eden Pharmaceuticals*^ ........................      10,500       126,525
Impax Laboratories, Inc.* ............................      17,455       338,278
Inspire Pharmaceuticals, Inc.*^ ......................       9,500       158,840
Kos Pharmaceuticals, Inc.*^ ..........................       7,600       250,572
KV Pharmaceutical Co.*^ ..............................      13,100       302,479
Lannett Co., Inc.* ...................................       4,600        69,092
Medicines Co.*  ......................................      17,500       533,925
MGI Pharma, Inc.* ....................................      15,504       418,763
Noven Pharmaceuticals, Inc.*^ ........................       7,100       156,342
Pain Therapeutics, Inc.*^ ............................      13,900       112,034
Par Pharmaceutical Cos., Inc.* .......................       7,399       260,519
Penwest Pharmaceuticals Co.* .........................       5,700        73,017
Perrigo Co. ..........................................      27,000       512,190
Pharmos Corp.* .......................................      17,143        70,458
Pozen, Inc.* .........................................       7,700        52,668
Salix Pharmaceuticals Ltd.* ..........................       9,800       322,910
Santarus, Inc.* ......................................       4,100        60,475
SuperGen, Inc.* ......................................      10,700        69,015
Valeant Pharmaceuticals International ................      17,929       358,580
                                                                     -----------
                                                                       7,057,615
                                                                     -----------
   Total Health Care .................................                56,429,449
                                                                     -----------
Industrials (14.2%)
Aerospace & Defense (1.3%)
AAR Corp.*  ..........................................      10,850       123,148
Applied Signal Technology, Inc. ......................       4,200       147,210
Armor Holdings, Inc.* ................................      10,704   $   363,936
Aviall, Inc.*^ .......................................      10,700       203,407
Cubic Corp.^ .........................................       5,300       110,929
Curtiss-Wright Corp. .................................       8,000       449,520
DRS Technologies, Inc.*^ .............................      11,832       377,441
Ducommun, Inc.* ......................................       4,300        91,934
EDO Corp.& ...........................................       5,300       127,836
Engineered Support Systems ...........................       8,193       479,372
Esterline Technologies Corp.* ........................       7,100       209,663
GenCorp, Inc.^ .......................................      15,800       211,562
Heico Corp. ..........................................       4,032        73,584
Herley Industries, Inc.* .............................       4,600        89,884
Hexcel Corp.*^ .......................................      14,300       165,594
Invision Technologies, Inc.* .........................       8,800       439,120
Kaman Corp., Class A .................................       7,400       103,526
KVH Industries, Inc.^ ................................       5,037        64,121
Mercury Computer Systems, Inc.* ......................       7,200       178,560
Moog, Inc., Class A* .................................       9,873       366,387
MTC Technologies, Inc.* ..............................       3,000        77,460
Orbital Sciences Corp.*^ .............................      24,600       339,726
Precision Castparts Corp. ............................           1            55
Sequa Corp., Class A*^ ...............................       1,800       105,246
Teledyne Technologies, Inc.* .........................      14,268       285,645
Triumph Group, Inc.* .................................       8,400       268,212
United Industrial Corp. ..............................       5,100       119,085
                                                                     -----------
                                                                       5,572,163
                                                                     -----------
Air Freight & Logistics (0.2%)
EGL, Inc.*^ ..........................................      16,900       449,540
Forward Air Corp.* ...................................       6,076       227,242
Pacer International, Inc.* ...........................       9,324       172,494
                                                                     -----------
                                                                         849,276
                                                                     -----------
Airlines (0.7%)
Airtran Holdings, Inc.*^ .............................      30,900       436,926
Alaska Air Group, Inc.*^ .............................       9,292       221,800
America West Holdings Corp., Class B*^ ...............      10,100        91,708
AMR Corp.*^ ..........................................      31,599       382,664
Atlantic Coast Airlines Holdings, Inc.*^ .............      14,100        80,934
Continental Airlines, Inc., Class B*^ ................      28,500       324,045
Delta Air Lines, Inc.* ...............................      26,550       189,036
ExpressJet Holdings, Inc.*^ ..........................      10,200       123,828
Frontier Airlines, Inc.*^ ............................      11,800       128,384
MAIR Holdings, Inc.*^ ................................       6,103        49,800
Mesa Air Group, Inc.* ................................      23,000       186,070
Northwest Airlines Corp.*^ ...........................      32,500       361,400
Republic Airways Holdings, Inc.* .....................       4,287        61,090
Skywest, Inc.^ .......................................      25,600       445,696
                                                                     -----------
                                                                       3,083,381
                                                                     -----------
Building Products (0.9%)
Aaon, Inc.* ..........................................       4,500        90,855
American Woodmark Corp.^ .............................       1,900       113,715
Apogee Enterprises, Inc.^ ............................       7,700        80,080
ElkCorp ..............................................      10,800       258,552
Griffon Corp.*^ ......................................      13,200       294,096
Jacuzzi Brands, Inc.* ................................      32,502       261,966
Lennox International, Inc.^ ..........................      20,901       378,308
NCI Building Systems, Inc.* ..........................      10,500       341,775
Quixote Corp.^ .......................................       4,000        80,200
Simpson Manufacturing Co., Inc. ......................       7,100       398,452
Trex Co., Inc.*^ .....................................       2,500        94,375
Universal Forest Products, Inc. ......................       5,300       170,925
USG Corp.*^ ..........................................      18,300       321,714
York International Corp. .............................      19,400       796,758
                                                                     -----------
                                                                       3,681,771
                                                                     -----------
Commercial Services & Supplies (3.9%)
ABM Industries, Inc. .................................      19,000       369,930

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
Administaff, Inc.*^ ..................................       6,700   $   111,220
Arbitron, Inc.*^ .....................................      12,900       471,108
Banta Corp. ..........................................      10,500       466,305
Bowne & Co., Inc. ....................................      18,500       293,225
Brady Corp., Class A .................................       9,100       419,510
Bright Horizons Family Solutions, Inc.* ..............       6,500       348,465
Brink's Co. ..........................................      10,618       363,667
Casella Waste Systems, Inc.* .........................       7,100        93,365
CDI Corp. ............................................       4,100       141,860
Central Parking Corp.^ ...............................       6,200       115,878
Century Business Services, Inc.* .....................      23,493       102,429
Cenveo, Inc.*^ .......................................      30,957        90,704
Charles River Associates, Inc.*^ .....................       2,700        83,565
Chemed Corp. .........................................       5,000       242,500
Coinstar, Inc.* ......................................       7,400       162,578
Consolidated Graphics, Inc.* .........................       3,800       167,390
Copart, Inc.* ........................................      15,878       423,943
Corrections Corp. of America* ........................      15,519       612,845
CoStar Group, Inc.*^ .................................       6,800       312,324
CPI Corp. ............................................       2,522        37,124
Duratek, Inc.* .......................................       7,400       111,814
Electro Rent Corp.* ..................................      17,000       177,990
Ennis Business Forms, Inc. ...........................       6,000       117,000
Exult, Inc.* .........................................      22,364       120,318
FTI Consulting, Inc.*^ ...............................      17,875       294,938
G&K Services, Inc., Class A ..........................       7,400       297,406
General Binding Corp.* ...............................       5,400        83,646
Geo Group, Inc.* .....................................       4,200        85,680
Gevity HR, Inc. ......................................       6,812       178,406
Healthcare Services Group, Inc. ......................       7,500       114,750
Heidrick & Struggles, Inc.*^ .........................       5,500       163,240
Hudson Highland Group, Inc.* .........................       1,990        61,013
Imagistics International, Inc.*^ .....................       8,000       283,200
Intersections, Inc.* .................................       2,376        57,000
Ionics, Inc.*^ .......................................       9,400       265,550
John H. Harland Co.^  ................................      13,300       390,355
Kelly Services, Inc., Class A^ .......................       5,700       169,860
Kforce, Inc.* ........................................       6,291        59,387
Korn/Ferry International*^ ...........................      10,792       209,041
Kroll, Inc.* .........................................      16,100       593,768
Labor Ready, Inc.*^ ..................................      13,550       210,025
Laureate Education, Inc.* ............................       7,204       275,481
Learning Tree International, Inc.*^ ..................       5,100        74,001
LECG Corp.* ..........................................       3,268        56,569
McGrath Rentcorp .....................................       3,000       110,850
Memberworks, Inc.*^ ..................................       3,000        88,860
Mobile Mini, Inc.*^ ..................................       4,468       126,936
Navigant Consulting Co.*^ ............................      19,350       414,864
NCO Group, Inc.*^ ....................................       8,600       229,534
Portfolio Recovery Associates, Inc.*^ ................       4,200       115,794
Prepaid Legal Services, Inc.*^ .......................       5,300       126,299
PRG-Schultz International, Inc.*^ ....................      18,500       101,195
Princeton Review, Inc.*^ .............................       9,900        74,943
Resources Connection, Inc.* ..........................       9,900       387,189
Rollins, Inc. ........................................      11,450       263,465
Schawk, Inc. .........................................       6,600        92,202
School Specialty, Inc.*^ .............................       8,800       319,528
Sitel Corp.* .........................................      16,126        68,052
SOURCECORP, Inc.* ....................................       5,200       143,104
Southeby's Holdings, Inc., Class A* ..................      23,996       382,976
Spherion Corp.* ......................................      32,080       325,291
Standard Register Co.^ ...............................       5,200        61,880
Strayer Education, Inc. ..............................       6,200       691,734
TeleTech Holdings, Inc.* .............................      11,800       103,486
Tetra Tech, Inc.* ....................................      20,915       341,333
TRC Cos., Inc.* ......................................       4,200   $    70,056
United Rentals, Inc.*^ ...............................      23,100       413,259
United Stationers, Inc.* .............................      12,900       512,388
Universal Technical Institute, Inc.* .................       2,695       107,719
Volt Information Sciences, Inc.* .....................       4,200       132,342
Waste Connections, Inc.*^ ............................      18,600       551,676
Watson Wyatt & Co. Holdings^ .........................      16,000       426,400
                                                                     -----------
                                                                      16,663,728
                                                                     -----------
Construction & Engineering (0.7%)
Dycom Industries, Inc.* ..............................      19,733       552,524
EMCOR Group, Inc.*^ ..................................       7,300       321,054
Granite Construction, Inc. ...........................      15,900       289,857
Insituform Technologies, Inc., Class A*^ .............       7,600       123,652
Integrated Electrical Services, Inc.* ................      11,800        94,990
MasTec, Inc.*^ .......................................      21,400       116,202
Perini Corp.*^ .......................................       9,700       103,499
Quanta Services, Inc.*^ ..............................      37,500       233,250
Shaw Group, Inc.*^ ...................................      24,700       250,211
URS Corp.* ...........................................      10,832       296,797
Washington Group International, Inc.* ................      11,300       405,557
                                                                     -----------
                                                                       2,787,593
                                                                     -----------
Electrical Equipment (1.3%)
Acuity Brands, Inc. ..................................      18,325       494,775
Alamosa Holdings, Inc.* ..............................      12,284        90,287
American Superconductor Corp.* .......................       4,607        60,259
Artesyn Technologies, Inc.*^ .........................      10,700        96,300
Baldor Electric Co.^ .................................      14,800       345,580
Belden, Inc.^ ........................................       7,600       162,868
C&D Technology, Inc. .................................       6,900       123,027
Cyberoptics Corp.* ...................................       2,112        54,870
Encore Wire Corp.* ...................................       5,300       146,121
Energy Conversion Devices, Inc.*^ ....................      10,500       118,230
Franklin Electric Co., Inc.^ .........................       5,368       202,696
FuelCell Energy, Inc.*^ ..............................      16,700       195,056
General Cable Corp.^ .................................      11,300        96,615
Genlyte Group, Inc.* .................................       5,900       370,992
Ii-Vi, Inc.* .........................................       3,700       113,442
Intermagnetics General Corp.*^ .......................       5,628       191,521
LSI Industries, Inc. .................................       7,350        84,525
Medis Technologies Ltd.*^ ............................       9,900       160,578
Penn Engineering & Manufacturing Corp. ...............       5,100       109,344
Plug Power, Inc.*^ ...................................      15,400       115,192
Powell Industries, Inc.* .............................       5,400        92,232
Power-One, Inc.* .....................................      30,600       335,988
RAE Systems, Inc.* ...................................      10,227        55,226
Regal Beloit Corp.^ ..................................       8,000       178,080
Roper Industries, Inc.^ ..............................       5,928       337,303
Smith (A.O.) Corp.^ ..................................       5,650       179,613
Thomas & Betts Corp. .................................      21,551       586,834
Valence Technology, Inc.*^ ...........................      21,200        72,716
Vicor Corp.*^ ........................................       7,900       144,333
Woodward Governor Co. ................................       4,900       353,339
                                                                     -----------
                                                                       5,667,942
                                                                     -----------
Industrial Conglomerates (0.1%)
Gerber Scientific, Inc.* .............................       6,317        44,598
Raven Industries, Inc. ...............................       3,400       120,802
Standex International Corp. ..........................       3,700       100,640
Tredegar Corp.^ ......................................      10,376       167,365
Walter Industries, Inc.^ .............................       9,500       129,390
                                                                     -----------
                                                                         562,795
                                                                     -----------
Machinery (3.4%)
Actuant Corp., Class A* ..............................       8,600       335,314
Albany International Corp.^ ..........................      12,650       424,534
Astec Industries, Inc.* ..............................       6,900       129,927

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
ASV, Inc.* ...........................................       2,600   $    81,406
Barnes Group, Inc. ...................................       4,200       121,716
BHA Group, Inc. ......................................       3,800       143,830
Briggs & Stratton Corp. ..............................       4,939       436,361
Cascade Corp. ........................................       3,500       109,375
Ceradyne, Inc.*^ .....................................       7,700       275,429
Circor International, Inc. ...........................       4,200        85,638
Clarcor, Inc. ........................................      10,450       478,610
Cuno, Inc.* ..........................................       6,400       341,440
Dionex Corp.* ........................................       6,800       375,156
EnPro Industries, Inc.*^ .............................       7,500       172,350
ESCO Technologies, Inc.*^ ............................       5,352       285,583
Federal Signal Corp.^ ................................      19,500       362,895
Flowserve Corp.* .....................................      20,345       507,404
Gardner Denver, Inc.* ................................       8,000       223,200
Gorman-Rupp Co. ......................................       3,700       100,529
Greenbrier Cos., Inc.* ...............................       6,600       125,730
Idex Corp.^ ..........................................      19,595       673,088
JLG Industries, Inc.^ ................................      18,700       259,743
Joy Global, Inc.^ ....................................      21,200       634,728
Kadant, Inc.* ........................................       4,760       110,099
Kaydon Corp. .........................................      13,100       405,183
Kennametal, Inc. .....................................      13,600       622,880
Lincoln Electric Holdings, Inc.^ .....................      15,500       528,395
Lindsay Manufacturing Co.^ ...........................       3,950        94,879
Lydall, Inc.* ........................................       4,983        48,684
Manitowoc Co., Inc. ..................................      12,700       429,895
Middleby Corp. .......................................       1,058        57,788
Mueller Industries, Inc. .............................      14,300       511,940
Nacco Industries, Inc., Class A ......................       1,600       152,000
Nordson Corp. ........................................      10,400       451,048
Oshkosh Truck Corp. ..................................       6,120       350,737
Reliance Steel & Aluminum Co. ........................      10,000       403,200
Robbins & Myers, Inc. ................................       4,000        89,800
Stewart & Stevenson Services, Inc. ...................       9,700       173,824
Tecumseh Products Co., Class A^ ......................       7,856       323,589
Tennant Co.^ .........................................       2,900       120,205
Terex Corp.* .........................................      18,200       621,166
Thomas Industries, Inc. ..............................       4,782       158,762
Toro Co. .............................................      10,300       721,721
Trinity Industries, Inc.^ ............................      15,100       480,029
Valmont Industries, Inc. .............................       5,000       114,500
Wabash National Corp.* ...............................      12,500       344,375
Wabtec Corp.^  .......................................      17,986       324,468
Watts Water Technologies, Inc., Class A ..............       6,856       184,769
                                                                     -----------
                                                                      14,507,922
                                                                     -----------
Marine (0.2%)
Alexander & Baldwin, Inc.^ ...........................      20,400       682,380
Kirby Corp.* .........................................       7,975       310,228
                                                                     -----------
                                                                         992,608
                                                                     -----------
Road & Rail (1.2%)
Amerco, Inc.* ........................................       2,606        61,893
Arkansas Best Corp.^ .................................       9,628       316,954
Covenant Transport, Inc., Class A* ...................       5,100        87,159
Dollar Thrifty Automotive Group, Inc.*^ ..............      12,100       332,024
Florida East Coast Industries, Inc., Class A^ ........       8,200       316,930
Genesee & Wyoming, Inc., Class A* ....................       6,150       145,755
Heartland Express, Inc.^ .............................      15,356       420,140
Kansas City Southern Industries, Inc.* ...............      25,100       389,050
Knight Transportation, Inc.*^ ........................      10,537       302,728
Laidlaw International, Inc.* .........................      20,045       259,783
Landstar System, Inc.* ...............................      11,500       608,005
Old Dominion Freight Line* ...........................       5,700   $   168,036
Overnite Corp. .......................................       5,411       159,083
PAM Transportation Services, Inc.*^ ..................       4,600        87,860
RailAmerica, Inc.*^ ..................................      10,000       146,000
SCS Transportation, Inc.* ............................       5,400       142,506
Swift Transportation Co., Inc.* ......................      11,794       211,702
USF Corp. ............................................      11,000       386,430
Werner Enterprises, Inc. .............................      10,345       218,279
Yellow Roadway Corp.* ................................       8,739       348,337
                                                                     -----------
                                                                       5,108,654
                                                                     -----------
Trading Companies & Distributors (0.3%)
Aceto Corp. ..........................................       5,700       100,320
Applied Industrial Technologies, Inc.^ ...............       5,800       174,696
Hughes Supply, Inc. ..................................       6,597       388,761
Lawson Products, Inc. ................................       2,700       103,005
Watsco, Inc. .........................................      10,400       291,928
                                                                     -----------
                                                                       1,058,710
                                                                     -----------
   Total Industrials .................................                60,536,543
                                                                     -----------
Information Technology (18.7%)
Communications Equipment (2.5%)
Adaptec, Inc.*^ ......................................      46,900       396,774
Anaren Microwave, Inc.*^ .............................       7,508       122,681
Andrew Corp.* ........................................      29,405       588,394
Arris Group, Inc.*^ ..................................      25,600       152,064
Aspect Communications Corp.*^ ........................      13,280       188,576
Atheros Communications, Inc.* ........................       5,459        57,538
Audiovox Corp., Class A*^ ............................       6,100       102,968
Avanex Corp.* ........................................      57,400       223,286
Bel Fuse, Inc., Class B^ .............................       3,292       137,276
Black Box Corp. ......................................       6,500       307,190
Brocade Communications Systems, Inc.* ................      56,944       340,525
C-COR.net Corp.*^ ....................................      15,200       156,408
Cable Design Technologies Corp.*^ ....................      14,400       152,640
Carrier Access Corp.* ................................       4,905        58,468
Centillium Communications, Inc.*^ ....................      24,640        94,371
CommScope, Inc.*^ ....................................      21,000       450,450
Computer Network Technology Corp.*^ ..................      13,588        81,392
Comtech Communications Corp. .........................       4,750       107,160
Corvis Corp.*^ .......................................     161,800       228,138
Cyberguard Corp.*& ...................................       9,800        79,968
Ditech Communications Corp.* .........................      14,900       347,766
Echelon Corp.* .......................................       9,600       107,424
Emulex Corp.* ........................................      18,221       260,743
Enterasys Networks, Inc.* ............................      82,600       174,286
Extreme Networks, Inc.* ..............................      46,200       255,024
F5 Networks, Inc.*^ ..................................      12,800       338,944
FalconStor Software, Inc.*^ ..........................      11,500        88,780
Finisar Corp.*^ ......................................      46,800        92,664
Harmonic, Inc.*^ .....................................      33,800       287,976
Inter-Tel, Inc.^ .....................................       6,300       157,311
Interdigital Communications Corp.* ...................      11,906       223,952
Ixia* ................................................       7,800        76,752
McData Corp., Class A* ...............................      27,365       147,224
MRV Communications, Inc.* ............................      35,400        96,996
Netgear, Inc.* .......................................       4,996        53,657
Network Equipment Technologies, Inc.*^ ...............      24,300       198,288
NMS Communications Corp.* ............................       9,103        67,180
Oplink Communications, Inc.* .........................      34,600        66,432
Packeteer, Inc.*^ ....................................      10,412       168,154
Paradyne Networks Corp.* .............................      10,323        56,776
PC-Tel, Inc.* ........................................       9,100       107,380
Plantronics, Inc.* ...................................       7,972       335,621

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
Powerwave Technologies, Inc.* ........................      37,439   $   288,280
Proxim Corp., Class A*^ ..............................      30,044        35,572
Redback Networks, Inc.* ..............................       5,390        34,550
Remec, Inc.*^ ........................................      19,400       122,608
SafeNet, Inc.*^ ......................................       9,629       266,531
Seachange International, Inc.*^ ......................       8,100       136,728
Sonus Networks, Inc.* ................................      87,500       418,250
Spectralink Corp.^ ...................................       5,400        80,460
Stratex Networks, Inc.*^ .............................      28,100        82,895
Sycamore Networks, Inc.*^ ............................      79,600       336,708
Symmetricom, Inc.* ...................................      12,800       113,920
Tekelec* .............................................      20,700       376,119
Terayon Corp.*^ ......................................      22,200        51,948
Tollgrade Communications, Inc.* ......................       8,189        86,967
Verso Technologies, Inc.*^ ...........................     113,400       198,450
ViaSat, Inc.* ........................................       7,100       177,145
Westell Technologies, Inc.* ..........................      15,000        76,500
Zhone Technologies, Inc.*^ ...........................      33,000       128,700
                                                                     -----------
                                                                      10,747,928
                                                                     -----------
Computer Hardware (0.0%)
Xybernaut Corp.* .....................................      34,447        57,527
                                                                     -----------
Computers & Peripherals (1.5%)
ActivCard Corp.* .....................................      11,900        86,394
Advanced Digital Information Corp.* ..................      26,900       260,930
Applied Films Corp.*^ ................................       5,000       145,100
Avid Technology, Inc.*^ ..............................       6,389       348,648
Concurrent Computer Corp.*^ ..........................      29,399        58,210
Cray, Inc.*^ .........................................      32,400       214,488
Dot Hill Systems Corp.*^ .............................      12,100       135,641
Drexler Technology Corp.*^ ...........................       6,000        79,980
Electronics for Imaging, Inc.*^ ......................      20,145       569,298
Gateway, Inc.* .......................................     108,700       489,150
Hutchinson Technology, Inc.*^ ........................      12,500       307,375
Hypercom Corp.* ......................................      16,200       136,890
Imation Corp .........................................       8,016       341,562
InFocus Corp.*^ ......................................      12,600       107,100
Innovex, Inc.*^ ......................................      13,957        63,783
Intergraph Corp.* ....................................      15,600       403,416
Iomega Corp.*^ .......................................      17,440        97,315
Komag, Inc.* .........................................      10,900       152,273
Neoware Systems, Inc.*^ ..............................       6,373        52,705
Novatel Wireless, Inc.* ..............................       3,545        93,942
Overland Storage, Inc.*^ .............................       5,100        67,779
PalmOne, Inc.*^ ......................................      15,350       533,719
Pinnacle Systems, Inc.* ..............................      33,600       240,240
Presstek, Inc.*^ .....................................      11,300       118,763
Quantum Corp.*^ ......................................      63,079       195,545
SBS Technologies, Inc.* ..............................       6,600       106,062
Sigma Designs, Inc.*^ ................................       6,692        53,402
Silicon Graphics, Inc.*^ .............................      84,100       185,020
SimpleTech, Inc.*^ ...................................      29,600       100,936
Stratasys, Inc.*^ ....................................       3,550        87,898
Synaptics, Inc.*^ ....................................       6,600       126,390
Transact Technologies, Inc.* .........................       2,048        64,758
Unova, Inc.*^ ........................................      19,700       398,925
                                                                     -----------
                                                                       6,423,637
                                                                     -----------
Electronic Equipment & Instruments (2.9%)
Aeroflex, Inc.* ......................................      32,650       467,874
Agilysis, Inc. .......................................       9,500       131,005
Anixter International, Inc.*^ ........................      12,700       432,181
BEI Technologies, Inc ................................       5,100       144,381
Benchmark Electronics, Inc.* .........................      17,650       513,615
Checkpoint Systems, Inc.* ............................      15,900       285,087
Cognex Corp.^ ........................................      14,900       573,352
Coherent, Inc.* ......................................      11,900       355,215
CTS Corp.^ ...........................................      20,400       246,024
Daktronics, Inc.*^ ...................................       5,700   $   142,215
Digital Theater Systems, Inc.* .......................       3,268        85,458
Electro Scientific Industries, Inc.*^ ................      14,200       402,002
Excel Technology, Inc.* ..............................       3,092       102,809
Faro Technologies, Inc.* .............................       2,278        58,476
Flir Systems, Inc.*^ .................................       7,290       400,221
Global Imaging Systems, Inc.* ........................       6,815       249,838
Identix Corp.*^ ......................................      37,900       283,113
INTAC International* .................................       4,607        56,620
Itron, Inc.*^ ........................................       6,900       158,286
Keithley Instruments, Inc.^ ..........................       5,100       112,965
KEMET Corp.*^ ........................................      42,200       515,684
Landauer, Inc.^ ......................................       2,700       120,582
Lexar Media, Inc.*^ ..................................      24,500       163,660
Littelfuse, Inc.*^ ...................................       9,800       415,618
Measurement Specialties, Inc.* .......................       2,788        60,221
Methode Electronics, Inc .............................      11,300       146,561
Metrologic Instruments, Inc.* ........................      10,900       217,346
MTS Systems Corp.^ ...................................       7,100       166,495
Newport Corp.*^ ......................................      19,200       310,464
OSI Systems, Inc.* ...................................       4,700        93,671
Park Electrochemical Corp ............................       5,800       146,450
Paxar Corp.* .........................................      11,541       225,280
Photon Dynamics, Inc.*^ ..............................       9,104       319,277
Planar Systems, Inc.*^ ...............................      13,300       178,087
Plexus Corp.* ........................................      16,300       220,050
RadiSys Corp.*^ ......................................       6,050       112,349
Rofin-Sinar Technologies, Inc.* ......................       6,000       152,340
Rogers Corp.* ........................................       6,500       454,350
Scansource, Inc.* ....................................       5,700       338,694
Superconductor Technologies* .........................     105,405       129,648
SYNNEX Corp.* ........................................       3,638        57,117
Sypris Solutions, Inc. ...............................       6,000       115,140
Taser International, Inc.* ...........................       4,607       199,621
Technitrol, Inc.* ....................................      19,500       427,050
Trimble Navigation Ltd.* .............................      20,400       566,916
TTM Technologies, Inc.* ..............................      12,190       144,452
Universal Display Corp.*^ ............................       6,100        65,514
Varian, Inc.* ........................................      12,700       535,305
Veeco Instruments, Inc.*^ ............................      11,200       289,072
Viisage Technology, Inc.* ............................       6,540        57,029
Woodhead Industries, Inc. ............................       5,700        88,122
X-Rite, Inc.^ ........................................       7,700       111,958
Zygo Corp.* ..........................................       5,900        66,021
                                                                     -----------
                                                                      12,410,881
                                                                     -----------
Internet Software & Services (2.5%)
Akamai Technologies, Inc.*^ ..........................      21,547       386,769
Allscripts Healthcare Solutions, Inc.*^ ..............      18,200       142,688
aQuantive, Inc.^ .....................................      13,300       131,404
Ariba, Inc.^ .........................................     109,200       216,216
AsiaInfo Holdings, Inc.*^ ............................      36,800       194,304
Ask Jeeves, Inc.*^ ...................................       7,595       296,433
Autobytel.com, Inc.* .................................      11,200       101,696
Bankrate, Inc.* ......................................       3,381        28,941
Blue Coat Systems, Inc.* .............................       1,772        59,344
Chordiant Software, Inc.* ............................      13,919        63,471
CMGI, Inc.*^ .........................................     164,500       320,775
CNET Networks, Inc.* .................................      46,000       509,220
Digital Insight Corp.* ...............................      13,068       270,900
Digital River, Inc.*^ ................................      11,800       385,034
Digitas, Inc.* .......................................      15,644       172,553
DoubleClick, Inc.* ...................................      25,524       198,321
EarthLink, Inc.* .....................................      52,371       542,040
eCollege.com, Inc.*^ .................................       9,400       150,400
Entrust Technologies, Inc.* ..........................      20,200        90,900
Equinix, Inc.* .......................................       1,776        60,277
FindWhat.com*^ .......................................       6,100       141,154

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                          Shares       (Note 1)
--------------------------------------------------------------------------------
FreeMarkets, Inc.* ...................................      13,900   $    90,628
Homestore.com, Inc.*^ ................................      29,500       117,705
InfoSpace, Inc.*^ ....................................      11,346       431,602
Internap Network Services Corp.* .....................      57,076        69,062
Internet Security Systems, Inc.*^ ....................      18,900       289,926
Interwoven, Inc.*^ ...................................      15,225       153,773
Ipass, Inc.* .........................................       8,501        90,026
iVillage, Inc.* ......................................      10,136        64,364
j2 Global Communications, Inc.* ......................       5,600       155,680
Jupitermedia Corp.* ..................................       4,517        63,961
Keynote Systems, Inc.* ...............................       7,300       100,375
Marchex, Inc., Class B* ..............................       5,228        58,344
Matrixone, Inc.* .....................................      15,900       109,869
Neoforma, Inc.*^ .....................................      14,000       169,960
Net2Phone, Inc.*^ ....................................      44,600       202,038
Netegrity, Inc.*^ ....................................       8,700        73,602
Netratings, Inc.*^ ...................................       8,700       141,723
NIC Corp.*^ ..........................................      13,000        93,210
Openwave Systems, Inc.*^ .............................      24,467       310,731
Opsware, Inc.*^ ......................................      16,200       128,304
PEC Solutions, Inc.*^ ................................      13,600       162,248
RealNetworks, Inc.* ..................................      21,914       149,892
Register.com* ........................................       9,114        54,319
Retek, Inc.* .........................................      18,300       112,362
S1 Corp.* ............................................      35,000       347,900
Seebeyond Technology Corp.* ..........................      22,300        84,071
Sohu.com, Inc.*^ .....................................       7,132       141,784
SonicWALL, Inc.* .....................................      17,500       150,500
Stellent, Inc.*^ .....................................       9,500        81,130
SupportSoft, Inc.* ...................................      15,700       136,276
Terremark Worldwide, Inc.* ...........................      63,112        53,645
United Online, Inc.* .................................      21,450       377,735
ValueClick, Inc.* ....................................      32,000       383,360
Vignette Corp.* ......................................     100,800       167,328
Vitria Technology, Inc.*^ ............................      24,429        75,021
WebEx Communications, Inc.*^ .........................      10,500       228,480
webMethods, Inc.*^ ...................................      15,500       132,835
Websense, Inc.*^ .....................................      10,500       390,915
                                                                     -----------
                                                                      10,607,524
                                                                     -----------
IT Services (1.7%)
Anteon International Corp.*^ .........................      10,000       326,200
BISYS Group, Inc.* ...................................      25,778       362,439
CACI International, Inc., Class A* ...................      11,600       469,104
Ciber, Inc.* .........................................      17,200       141,384
CompuCom Systems, Inc.* ..............................      17,900        81,266
CSG System International, Inc.* ......................      25,600       529,920
DigitalNet Holdings, Inc.* ...........................       2,736        55,623
eFunds Corp.* ........................................      22,600       395,500
Euronet Worldwide, Inc.*^ ............................       7,332       169,589
Forrester Research, Inc.*^ ...........................       4,700        87,655
Gartner, Inc., Class A*^ .............................      35,841       473,818
iGate Capital Corp.* .................................      15,100        60,098
infoUSA, Inc.* .......................................      10,100       102,414
Integral Systems, Inc./Maryland ......................       2,432        39,107
InterCept, Inc.* .....................................       7,900       129,402
Intrado, Inc.*^ ......................................       4,900        78,841
iPayment, Inc.* ......................................       3,200       131,200
Keane, Inc.*^ ........................................      24,900       340,881
Lightbridge, Inc.* ...................................      14,338        80,293
Lionbridge Technologies, Inc.*^ ......................      10,700        81,855
ManTech International Corp., Class A*^ ...............       4,500        84,465
Maximus, Inc.* .......................................       8,400       297,864
MPS Group, Inc.* .....................................      38,317       464,402
National Processing, Inc.* ...........................       3,700       106,375
Pegasus Solutions, Inc.* .............................       8,450       110,948
Perot Systems Corp., Class A* ........................      32,200       427,294
Safeguard Scientifics, Inc.* .........................      40,500        93,150
Sapient Corp.* .......................................      26,200   $   157,462
SM&A Corp.* ..........................................       4,068        35,188
SRA International, Inc., Class A*^ ...................       3,958       167,502
Startek, Inc. ........................................       3,600       128,880
SYKES Enterprises, Inc.* .............................      29,000       219,240
Syntel, Inc. .........................................       3,900        64,545
Titan Corp.* .........................................      34,500       447,810
TNS, Inc.* ...........................................       2,695        58,751
Tyler Technologies, Inc.*^ ...........................      13,700       129,602
                                                                     -----------
                                                                       7,130,067
                                                                     -----------
Semiconductors & Semiconductor Equipment (3.9%)
Actel Corp.*^ ........................................       7,500       138,750
ADE Corp.* ...........................................       2,788        60,249
Advanced Energy Industries, Inc.*^ ...................       5,700        89,604
Alliance Semiconductor Corp.* ........................      30,800       183,260
AMIS Holdings, Inc.* .................................       6,014       101,757
Artisan Components, Inc.*^ ...........................       8,026       207,071
Asyst Technologies, Inc.* ............................      16,300       168,542
ATMI, Inc.*^ .........................................      13,200       360,492
August Technology Corp.* .............................       4,607        57,772
Axcelis Technologies, Inc.* ..........................      42,800       532,432
Brooks Automation, Inc.*^ ............................      16,452       331,508
Cabot Microelectronics Corp.*^ .......................       8,200       251,002
California Micro Devices CP* .........................       4,701        54,203
Ceva, Inc.*^ .........................................       4,876        38,569
ChipPAC, Inc., Class A* ..............................      16,200       101,574
Cirrus Logic, Inc.*^ .................................      39,300       236,193
Cohu, Inc.^ ..........................................       7,100       135,184
Conexant Systems, Inc.* ..............................      85,346       369,548
Credence Systems Corp.*^ .............................      34,548       476,762
Cymer, Inc.*^ ........................................      15,800       591,552
Diodes, Inc.* ........................................       4,500       106,605
DSP Group, Inc.* .....................................      13,600       370,464
DuPont Photomasks, Inc.*^ ............................       4,000        81,320
Entegris, Inc.*^ .....................................      23,400       270,738
ESS Technology, Inc.*^ ...............................      10,400       111,384
Exar Corp.* ..........................................      19,300       282,938
FEI Co.*^ ............................................      10,844       259,280
Formfactor, Inc.* ....................................       5,411       121,477
Genesis Microchip, Inc.*^ ............................      10,600       145,962
Helix Technology Corp. ...............................      15,000       319,950
Integrated Device Technology, Inc.* ..................      23,293       322,375
Integrated Silicon Solutions, Inc.* ..................      14,300       174,603
IXYS Corp.* ..........................................       9,600        75,648
Kopin Corp.* .........................................      23,600       120,596
Kulicke & Soffa Industries, Inc.*^ ...................      24,600       269,616
Lattice Semiconductor Corp.*^ ........................      43,600       305,636
LTX Corp.* ...........................................      23,300       251,873
Mattson Technology, Inc.* ............................      13,607       163,556
Micrel, Inc.* ........................................      22,800       277,020
Microsemi Corp.*^ ....................................      23,472       333,537
Mindspeed Technologies, Inc.* ........................      42,000       208,320
MKS Instruments, Inc.* ...............................      13,400       305,788
Monolithic System Technology, Inc.* ..................      11,200        84,336
Mykrolis Corp.* ......................................      13,604       236,982
OmniVision Technologies, Inc.*^  .....................      19,400       309,430
ON Semiconductor Corp.* ..............................      32,169       161,488
PDF Solutions, Inc.*^ ................................      17,600       149,072
Pericom Semiconductor Corp.* .........................       7,600        81,396
Photronics, Inc.*^ ...................................      11,908       225,538
Pixelworks, Inc.*^ ...................................      15,000       229,800
PLX Technology, Inc.* ................................       3,776        65,174
Power Integrations, Inc.* ............................      12,500       311,250
RF Micro Devices, Inc.*^ .............................      83,000       622,500
Rudolph Technologies, Inc.*^ .........................      11,200       203,728
Semitool, Inc.* ......................................       7,500        84,900

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                          Shares       (Note 1)
--------------------------------------------------------------------------------
Semtech Corp.*^ ......................................      10,572   $   248,865
Sigmatel, Inc.* ......................................       4,816       139,953
Silicon Image, Inc.* .................................      33,900       445,107
Silicon Storage Technology, Inc.* ....................      32,300       332,690
Siliconix, Inc.* .....................................       2,000        99,240
Sipex Corp.*^ ........................................      26,300       149,910
Sirf Technology Holdings, Inc.* ......................       4,607        60,213
Skyworks Solutions, Inc.*^ ...........................      61,700       538,641
Standard Microsystems Corp.* .........................       5,732       133,670
Supertex, Inc.* ......................................       4,800        78,432
Tessera Technologies, Inc.* ..........................       4,607        83,018
Transmeta Corp.*^ ....................................      59,400       130,086
Triquint Semiconductor, Inc.* ........................      57,621       314,611
Ultratech, Inc.*^ ....................................       6,800       110,704
Varian Semiconductor Equipment Associates, Inc.* .....      13,092       504,827
Virage Logic Corp.* ..................................       4,983        45,345
Vitesse Semiconductor Corp.*^ ........................      95,000       463,600
White Electronic Designs Corp.* ......................       5,093        26,687
Xicor, Inc.* .........................................       8,500       128,605
Zoran Corp.* .........................................      20,600       378,010
                                                                     -----------
                                                                      16,542,518
                                                                     -----------
Software (3.7%)
Activision, Inc.* ....................................      26,497       421,302
Advent Software, Inc.* ...............................      13,900       251,173
Agile Software Corp.*^ ...............................      14,700       128,625
Altiris, Inc.*^ ......................................       5,676       156,714
Ansys, Inc.*^ ........................................       6,600       310,200
Ascential Software Corp.* ............................      29,450       470,906
Aspen Technology, Inc.* ..............................      11,900        86,394
Atari, Inc.* .........................................      47,800       115,198
Authentidate Holding Corp.* ..........................       5,644        61,689
Borland Software Corp.* ..............................      35,466       301,106
CCC Information Services Group, Inc.*^ ...............       5,100        85,629
Concord Communications, Inc.*^ .......................      16,000       182,560
Concur Technologies, Inc.*^ ..........................       8,800        94,160
Digimarc Corp.*^ .....................................      16,100       214,935
E.piphany, Inc.* .....................................      18,900        91,287
Embarcadero Technologies, Inc.* ......................       5,400        66,744
Epicor Software Corp.*^ ..............................      12,800       179,840
EPIQ Systems, Inc.*^ .................................       4,950        71,775
Factset Research Systems, Inc. .......................       4,299       203,214
Filenet Corp.*^ ......................................      15,200       479,864
Group 1 Software, Inc.* ..............................       4,900       112,455
Hyperion Solutions Corp.* ............................      16,780       733,622
Inet Technologies, Inc.* .............................       6,800        84,796
Informatica Corp.* ...................................      37,400       285,362
Intellisync Corp.*^ ..................................      18,610        53,411
InterVoice, Inc.* ....................................      11,600       133,052
JDA Software Group, Inc.*^ ...........................       9,650       127,091
KFX, Inc.*^ ..........................................      11,900        90,678
Kronos, Inc.*^ .......................................      12,387       510,344
Lawson Software, Inc.* ...............................      14,400       101,952
Macrovision Corp.* ...................................      18,000       450,540
Magma Design Automation, Inc.*^ ......................      11,200       215,376
Manhattan Associates, Inc.*^ .........................      11,600       358,208
Manugistics Group, Inc.* .............................      34,900       114,123
MAPICS, Inc.* ........................................      22,100       233,376
Mentor Graphics Corp.*^ ..............................      29,200       451,724
Micromuse, Inc.*^ ....................................      26,389       176,542
Micros Systems, Inc.*^ ...............................       8,100       388,557
MicroStrategy, Inc., Class A*^ .......................       5,400       230,580
Midway Games, Inc.*^ .................................      24,900       286,848
Mobius Management Systems, Inc.* .....................      13,534        82,963
MRO Software, Inc.* ..................................       6,500        88,465
MSC.Software Corp.*^ .................................       8,400        75,180
NetIQ Corp.*^ ........................................      26,480   $   349,536
Netscout Systems, Inc.* ..............................      12,700        83,693
Nuance Communications, Inc.*^ ........................      19,354        88,254
NYFIX, Inc.* .........................................      18,234        89,164
Open Solutions, Inc.* ................................       2,301        57,479
PalmSource, Inc.*^ ...................................       8,896       152,478
Parametric Technology Corp.* .........................      97,136       485,680
Pegasystems, Inc.*^ ..................................      11,600       101,500
Portal Software, Inc.* ...............................      25,080        91,040
Progress Software Corp.* .............................      11,500       249,205
QAD, Inc.* ...........................................       6,400        67,904
Quality Systems, Inc.* ...............................       1,900        93,271
Quest Software, Inc.*^ ...............................      16,568       213,727
Radiant Systems, Inc.* ...............................      17,641        82,736
Renaissance Learning, Inc ............................       3,700        82,954
Roxio, Inc.*^ ........................................      17,911        87,943
RSA Security, Inc.* ..................................      22,900       468,763
ScanSoft, Inc.*^ .....................................      48,834       241,728
Secure Computing Corp.* ..............................      11,525       134,266
Serena Software, Inc.*^ ..............................       7,750       147,948
Sonic Solutions, Inc.* ...............................       5,100       108,375
SPSS, Inc.* ..........................................       4,700        84,459
SS&C Technologies, Inc.* .............................       4,500        84,150
Sybase, Inc.* ........................................      17,060       307,080
Take-Two Interactive Software, Inc.*^ ................      17,300       530,072
Talx Corp.^ ..........................................       4,590       112,134
THQ, Inc.* ...........................................      19,350       443,115
Tibco Software, Inc.* ................................      17,306       146,236
TradeStation Group, Inc.* ............................      28,000       201,320
Transaction Systems Architechs, Inc., Class A* .......      16,700       359,551
Ulticom, Inc.* .......................................       8,500        99,450
Verint Systems, Inc.*^ ...............................       4,100       140,302
Verity, Inc.* ........................................      10,193       137,708
Wind River Systems, Inc.* ............................      35,900       422,184
Witness Systems, Inc.* ...............................       4,607        55,975
                                                                     -----------
                                                                      15,959,940
                                                                     -----------
   Total Information Technology ......................                79,880,022
                                                                     -----------
Materials (5.4%)
Chemicals (2.5%)
Airgas, Inc ..........................................      13,553       324,052
Albemarle Corp.^ .....................................      13,800       436,770
Arch Chemicals, Inc.^ ................................      10,800       311,256
Calgon Carbon Corp.^ .................................      14,200        95,140
Cambrex Corp.^ .......................................       8,463       213,521
Crompton Corp ........................................      54,265       341,870
Cytec Industries, Inc ................................       8,023       364,645
Ferro Corp.^ .........................................      15,700       418,876
FMC Corp.* ...........................................      14,700       633,717
Georgia Gulf Corp. ...................................      11,600       415,976
Great Lakes Chemical Corp.^ ..........................      18,201       492,519
H.B. Fuller Co.^ .....................................      13,700       389,080
Headwaters, Inc.*^ ...................................      11,700       303,381
Hercules, Inc.* ......................................      41,188       502,082
IMC Global, Inc ......................................      46,600       624,440
Kronos Worlwide, Inc.^ ...............................       3,734       127,703
MacDermid, Inc .......................................      11,000       372,350
Millennium Chemicals, Inc.*^ .........................      25,813       447,081
Minerals Technologies, Inc. ..........................       7,652       443,816
NewMarket Corp.* .....................................       2,624        56,337
NL Industries, Inc ...................................      13,800       200,100
Octel Corp ...........................................       4,800       126,384
Olin Corp.^ ..........................................      26,632       469,256
OM Group, Inc.* ......................................      11,500       379,615
PolyOne Corp.* .......................................      39,800       296,112
Quaker Chemical Corp .................................       3,400        93,908

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
Schulman (A.), Inc. ..................................     15,900    $   341,691
Sensient Technologies Corp. ..........................     18,700        401,676
Spartech Corp. .......................................     10,200        264,588
Symyx Technologies, Inc.* ............................     12,372        298,413
Terra Industries, Inc.* ..............................     10,830         60,973
Valhi, Inc.^ .........................................      9,040        102,785
W.R. Grace & Co.* ....................................     29,800        184,760
Wellman, Inc.^ .......................................     10,800         87,804
                                                                     -----------
                                                                      10,622,677
                                                                     -----------
Construction Materials (0.3%)
AMCOL International Corp. ............................      6,500        123,175
Ameron International Corp. ...........................      2,600         88,738
Eagle Materials, Inc.^ ...............................      7,500        532,650
Texas Industries, Inc. ...............................      9,900        407,583
                                                                     -----------
                                                                       1,152,146
                                                                     -----------
Containers & Packaging (0.6%)
AptarGroup, Inc. .....................................      8,143        355,768
Caraustar Industries, Inc.*^ .........................      8,900        125,579
Chesapeake Corp. .....................................      7,400        197,432
Crown Holdings, Inc.* ................................     73,706        734,849
Graphic Packaging Corp.* .............................     12,853        111,178
Greif Brothers Corp., Class A ........................      4,400        185,900
Longview Fibre Co.* ..................................     25,700        378,561
Myers Industries, Inc. ...............................      7,000         98,700
Rock-Tenn Co., Class A ...............................     11,985        203,146
Silgan Holdings, Inc. ................................      6,300        253,953
                                                                     -----------
                                                                       2,645,066
                                                                     -----------
Metals & Mining (1.5%)
AK Steel Holding Corp.* ..............................     32,900        173,383
Allegheny Technologies, Inc. .........................     36,500        658,825
Arch Coal, Inc. ......................................      9,116        333,555
Brush Engineered Materials, Inc.*^ ...................      6,300        119,070
Carpenter Technology Corp. ...........................     10,400        354,120
Century Aluminum Co.* ................................      8,200        203,278
Cleveland-Cliffs, Inc.*^ .............................      3,652        205,936
Coeur d'Alene Mines Corp.*^ ..........................     88,200        359,856
Commercial Metals Co. ................................     12,300        399,135
Compass Minerals International, Inc. .................      3,221         62,423
Gibraltar Steel Corp. ................................      4,898        160,752
GrafTech International Ltd.* .........................     36,400        380,744
Hecla Mining Co.*^ ...................................     44,500        253,650
Massey Energy Co.^ ...................................     12,161        343,062
Metal Management, Inc.* ..............................      3,451         68,364
Metals USA, Inc.* ....................................      3,915         70,000
NN, Inc. .............................................      7,000         88,970
Oregon Steel Mills, Inc.* ............................      5,135         75,690
Quanex Corp.^ ........................................      7,800        379,860
Royal Gold, Inc.^ ....................................      5,400         76,518
RTI International Metals, Inc.* ......................      6,700        106,865
Ryerson Tull, Inc. ...................................      9,500        150,860
Schnitzer Steel Industries, Inc.^ ....................      9,050        307,338
Steel Dynamics, Inc.*^ ...............................     17,000        486,710
Stillwater Mining Co.* ...............................     19,394        291,104
Titanium Metals Corp.* ...............................        595         55,067
USEC, Inc. ...........................................     41,400        363,078
Westmoreland Coal Co.*^ ..............................      2,896         56,327
                                                                     -----------
                                                                       6,584,540
                                                                     -----------
Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.*^ .........................      9,100        104,650
Deltic Timber Corp.^ .................................      3,300        126,720
Glatfelter^ ..........................................      9,700        136,576
Louisiana-Pacific Corp. ..............................     22,483        531,723
Pope & Talbot, Inc.^ .................................      6,300        124,551
Potlatch Corp.^ ......................................     11,800        491,352
Schweitzer-Mauduit International, Inc.^ ..............      8,600        263,418
Wausau-Mosinee Paper Corp. ...........................     21,500    $   371,950
                                                                     -----------
                                                                       2,150,940
                                                                     -----------
   Total Materials ...................................                23,155,369
                                                                     -----------
Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.6%)
Cincinnati Bell, Inc.*^ ..............................     89,100        395,604
Commonwealth Telephone Enterprises, Inc.*^ ...........      8,900        398,453
CT Communications, Inc.^ .............................      6,100         91,805
D&E Communications, Inc.^ ............................      6,000         80,520
General Communication, Inc., Class A* ................     15,000        119,100
Golden Telecom, Inc.^ ................................      4,240        119,313
Infonet Services Corp., Class B* .....................     39,000         68,250
ITC Deltacom, Inc.* ..................................     11,154         62,128
McLeodUSA, Inc., Class A*^ ...........................    121,000         58,080
North Pittsburgh Systems, Inc. .......................      5,100        102,255
Primus Telecom Group*^ ...............................     25,300        128,524
PTEK Holdings, Inc.* .................................     17,428        200,945
Shenandoah Telecommunications Co. ....................      3,800        102,600
SureWest Communications ..............................      4,900        154,840
Talk America Holdings, Inc.*^ ........................      8,900         68,263
Time Warner Telecom, Inc., Class A*^ .................     45,100        188,969
                                                                     -----------
                                                                       2,339,649
                                                                     -----------
Wireless Telecommunication Services (0.4%)
Aether Systems, Inc.*^ ...............................     32,017        110,139
Arch Wireless, Inc., Class A* ........................      3,407         97,065
At Road, Inc.*^ ......................................      9,700         74,205
Centennial Communications Corp.*^ ....................     17,600        125,840
Dobson Communications Corp.*^ ........................     48,600        158,436
EMS Technologies, Inc.* ..............................      4,000         77,720
Metrocall Holdings, Inc.* ............................        721         48,307
NII Holdings, Inc.*^ .................................      6,891        232,158
Price Communications Corp.* ..........................     18,417        271,835
Triton PCS Holdings, Inc., Class A*^ .................     18,500         80,660
Ubiquitel, Inc.* .....................................     13,408         56,582
Western Wireless Corp., Class A* .....................     13,252        383,115
Wireless Facilities, Inc.*^ ..........................     16,900        166,127
                                                                     -----------
                                                                       1,882,189
                                                                     -----------
   Total Telecommunication Services ..................                 4,221,838
                                                                     -----------
Utilities (3.0%)
Electric Utilities (1.3%)
Allegheny Energy, Inc.*^ .............................     26,388        406,639
Black Hills Corp.^ ...................................     13,000        409,500
Central Vermont Public Service Corp. .................      4,000         81,960
CH Energy Group, Inc.^ ...............................      7,200        334,368
Cleco Corp.^ .........................................     21,100        379,378
CMS Energy Corp.*^  ..................................     61,700        563,321
Duquesne Light Holdings, Inc. ........................     17,199        332,113
El Paso Electric Co.* ................................     21,300        328,872
Empire District Electric Co.^ ........................     10,500        211,155
Idacorp, Inc. ........................................     16,400        442,800
MGE Energy, Inc.^ ....................................      9,700        316,511
Otter Tail Corp.^ ....................................     12,900        346,494
PNM Resources Inc. ...................................     25,350        526,519
UIL Holdings Corp.^ ..................................      6,600        321,354

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of      Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Unisource Energy Corp.^ .............................     12,400    $    308,140
                                                                    ------------
                                                                       5,309,124
                                                                    ------------
Gas Utilities (1.0%)
Atmos Energy Corp. ..................................     20,600         527,360
Cascade Natural Gas Corp.^ ..........................      2,199          48,532
Chesapeake Utilities Corp.^ .........................      1,928          43,766
EnergySouth, Inc. ...................................      1,386          55,468
Laclede Group, Inc. .................................      6,500         178,165
New Jersey Resources Corp.^ .........................     11,950         496,881
Nicor, Inc. .........................................      9,988         339,292
Northwest Natural Gas Co.^ ..........................     12,400         378,200
NUI Corp.^ ..........................................      5,400          78,840
Peoples Energy Corp. ................................      8,388         353,554
Piedmont Natural Gas Co. ............................      8,224         351,165
SEMCO Energy, Inc. ..................................     10,277          59,812
South Jersey Industries, Inc. .......................      5,900         259,600
Southern Union Co.*^ ................................     24,614         518,863
Southwest Gas Corp. .................................     15,100         364,363
WGL Holdings, Inc. ..................................     10,531         302,450
                                                                    ------------
                                                                       4,356,311
                                                                    ------------
Multi-Utilities & Unregulated Power (0.6%)
Aquila, Inc.* .......................................     89,400         318,264
Avista Corp. ........................................     19,600         361,032
Calpine Corp.* ......................................     91,806         396,602
Energen Corp. .......................................     16,900         811,031
Sierra Pacific Resources*^ ..........................     47,644         367,335
Westar Energy, Inc. .................................     11,802         234,978
                                                                    ------------
                                                                       2,489,242
                                                                    ------------
Water Utilities (0.1%)
American States Water Co. ...........................      5,150         119,686
California Water Service Group^ .....................      5,300         146,015
Connecticut Water Service, Inc. .....................      2,900          74,414
Middlesex Water Co. .................................      4,266          82,675
SJW Corp.^ ..........................................      1,616          54,944
Southwest Water Co.^ ................................      3,962          49,605
                                                                    ------------
                                                                         527,339
                                                                    ------------
   Total Utilities ..................................                 12,682,016
                                                                    ------------
Total Common Stocks (97.5%)
   (Cost $358,307,930) ..............................                415,871,418
                                                                    ------------

-------------------------------------------------------------------------------
                                                     Principal         Value
                                                       Amount        (Note 1)
-------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Government Security (0.4%)
U.S. Treasury Bills
   7/15/04 ......................................   $ 1,640,000   $   1,639,426
                                                                  -------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (26.8%)
Blue Heron Funding Ltd.
   1.68%, 5/27/05 (l) ...........................     5,000,100       5,000,100
Cantor Fitzgerald Securities
   1.54%, 7/1/04 ................................    11,771,302      11,771,302
   1.60%, 7/1/04 ................................    15,000,000      15,000,000
Credit Suisse First Boston LLC
   1.65%, 7/1/04 ................................    20,000,000      20,000,000
Goldman Sachs Group LP
   1.68%, 12/8/04 (l) ...........................     2,500,000       2,500,000
General Electric Co.
   1.16%, 10/24/05 (l) ..........................     2,001,858       2,001,858
Household Finance Corp.
   1.13%, 7/1/04 ................................     6,988,794       6,988,794
Merrill Lynch & Co., Inc.
   1.75%, 7/1/04 ................................    10,000,000      10,000,000
Morgan Stanley & Co.
   1.68%, 6/30/05 (l) ...........................     3,000,000       3,000,000
Monumental Global Funding II
   1.18%, 2/11/05 (l) ...........................     8,008,427       8,008,427
Nomura Securities
   1.57%, 7/1/04 ................................    25,000,000      25,000,000
Wells Fargo Bank N.A
   1.06%, 7/1/04 ................................     5,000,000       5,000,000
                                                                  -------------
                                                                    114,270,481
                                                                  -------------
Time Deposit (2.1%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ................................     9,095,021       9,095,021
                                                                  -------------
Total Short-Term Debt Securities (29.3%)
   (Amortized Cost $125,004,928) ................                   125,004,928
                                                                  -------------
Total Investments (126.8%)
   (Cost/Amortized Cost $483,312,858) ...........                   540,876,346
Other Assets Less Liabilities (-26.8%) ..........                  (114,457,577)
                                                                  -------------
Net Assets (100%) ...............................                 $ 426,418,769
                                                                  =============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     REIT -- Real Estate Investment Trust

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 2004 the Portfolio had the following futures contracts open:
(Note 1)

                         Number of    Expiration     Original     Value at     Unrealized
Purchase                 Contracts       Date          Value       6/30/04    Appreciation
--------                 ---------   ------------   ----------   ----------   ------------
Russell 2000 Index ...       29      September-04   $8,397,275   $8,589,075     $191,800

Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $ 122,034,093
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................      41,470,532

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 71,981,508
Aggregate gross unrealized depreciation ........................    (14,418,020)
                                                                   ------------
Net unrealized appreciation ....................................   $ 57,563,488
                                                                   ============
Federal income tax cost of investments .........................   $483,312,858
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $112,327,318. This was secured by collateral of $114,270,481 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $733,666 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $9,543,675,270) ...............   $10,910,500,817
   Receivable for securities sold ...........................        42,183,166
   Dividends, interest and other receivables ................         8,952,939
   Receivable from Separate Accounts for Trust
      shares sold ...........................................         3,699,417
   Other assets .............................................            64,843
                                                                ---------------
      Total assets ..........................................    10,965,401,182
                                                                ---------------
LIABILITIES
   Overdraft payable ........................................             1,349
   Collateral held for loaned securities ....................     1,145,304,904
   Payable for securities purchased .........................        56,625,812
   Investment management fees payable .......................         3,712,894
   Payable to Separate Accounts for Trust shares redeemed ...         2,635,561
   Trustees' fees payable ...................................           431,695
   Distribution fees payable - Class IB .....................           421,363
   Administrative fees payable ..............................           337,521
   Accrued expenses .........................................         1,276,900
                                                                ---------------
      Total liabilities .....................................     1,210,747,999
                                                                ---------------
NET ASSETS ..................................................   $ 9,754,653,183
                                                                ===============
   Net assets were comprised of:
   Paid in capital ..........................................   $11,610,111,482
   Accumulated undistributed net investment income ..........        46,331,651
   Accumulated undistributed net realized loss ..............    (3,268,615,497)
   Unrealized appreciation on investments ...................     1,366,825,547
                                                                ---------------
      Net assets ............................................   $ 9,754,653,183
                                                                ===============
Class IA
   Net asset value, offering and redemption price per
      share, $7,644,738,288 / 464,996,519 shares
      outstanding (unlimited amount authorized: $0.01 par
      value) ................................................   $         16.44
                                                                ===============
Class IB
   Net asset value, offering and redemption price per
      share, $2,109,914,895 / 129,240,826 shares
      outstanding (unlimited amount authorized: $0.01 par
      value) ................................................   $         16.33
                                                                ===============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $73,581 foregn withholding tax) ...........   $ 67,444,041
   Interest ....................................................        214,675
   Securities lending (net)  ...................................        554,995
                                                                   ------------
      Total income .............................................     68,213,711
                                                                   ------------
EXPENSES
   Investment management fees ..................................     22,774,738
   Distribution fees - Class IB ................................      2,514,049
   Administrative fees .........................................      1,358,857
   Printing and mailing expenses ...............................        627,398
   Custodian fees ..............................................        242,566
   Professional fees ...........................................         92,291
   Trustees' fees ..............................................         76,954
   Miscellaneous ...............................................         92,989
                                                                   ------------
      Gross expenses ...........................................     27,779,842
   Less: Fees paid indirectly ..................................     (6,355,870)
                                                                   ------------
      Net expenses .............................................     21,423,972
                                                                   ------------
NET INVESTMENT INCOME ..........................................     46,789,739
                                                                   ------------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities .................................    383,845,643
   Net change in unrealized appreciation  on securities ........    150,759,322
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ...............................    534,604,965
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $581,394,704
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended
                                                                                             June 30, 2004        Year Ended
                                                                                              (Unaudited)     December 31, 2003
                                                                                           ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ...............................................................    $   46,789,739      $   67,185,245
   Net realized gain on investments ....................................................       383,845,643         933,790,013
   Net change in unrealized appreciation on investments ................................       150,759,322       2,117,241,014
                                                                                            --------------      --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................       581,394,704       3,118,216,272
                                                                                            --------------      --------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ............................................................................          (466,794)       (110,895,374)
   Class IB ............................................................................          (128,365)        (18,283,194)
                                                                                            --------------      --------------
TOTAL DIVIDENDS ........................................................................          (595,159)       (129,178,568)
                                                                                            --------------      --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [ 5,866,591 and 15,946,107 shares, respectively ]  ..............        94,885,171         205,123,046
   Capital shares issued in reinvestment of dividends [ 28,997 and 7,910,470
      shares, respectively ] ...........................................................           466,794         110,895,374
   Capital shares repurchased [ (24,006,788) and (54,092,197) shares, respectively ] ...      (386,847,326)       (658,031,668)
                                                                                            --------------      --------------
   Total Class IA transactions .........................................................      (291,495,361)       (342,013,248)
                                                                                            --------------      --------------
   Class IB
   Capital shares sold [ 15,195,026 and 25,531,716 shares, respectively ]  .............       244,201,469         335,524,292
   Capital shares issued in reinvestment of dividends [ 8,029 and 1,308,474 shares,
      respectively ] ...................................................................           128,365          18,283,194
   Capital shares repurchased [ (8,475,472) and (12,463,946) shares, respectively ] ....      (135,287,742)       (151,871,010)
                                                                                            --------------      --------------
   Total Class IB transactions .........................................................       109,042,092         201,936,476
                                                                                            --------------      --------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................      (182,453,269)       (140,076,772)
                                                                                            --------------      --------------
TOTAL INCREASE IN NET ASSETS ...........................................................       398,346,276       2,848,960,932
NET ASSETS:
   Beginning of period .................................................................     9,356,306,907       6,507,345,975
                                                                                            --------------      --------------
   End of period (a) ...................................................................    $9,754,653,183      $9,356,306,907
                                                                                            ==============      ==============
----------
   (a) Includes accumulated undistributed net investment income of .....................    $   46,331,651      $      137,071
                                                                                            --------------      --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $2,389,516,900) ................   $2,744,246,313
   Receivable for securities sold ............................       17,146,281
   Dividends, interest and other receivables .................        3,290,204
   Receivable from Separate Accounts for Trust shares sold ...        2,630,880
   Other assets ..............................................           17,314
                                                                 --------------
      Total assets ...........................................    2,767,330,992
                                                                 --------------
LIABILITIES
   Collateral held for loaned securities .....................       67,584,214
   Payable for securities purchased ..........................       42,047,194
   Investment management fees payable ........................        1,208,218
   Payable to Separate Accounts for Trust shares redeemed ....          529,994
   Distribution fees payable - Class IB ......................          252,302
   Administrative fees payable ...............................           83,257
   Trustees' fees payable ....................................           64,522
   Accrued expenses ..........................................          201,041
                                                                 --------------
      Total liabilities ......................................      111,970,742
                                                                 --------------
NET ASSETS ...................................................   $2,655,360,250
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $2,526,497,644
   Accumulated undistributed net investment income ...........       15,560,138
   Accumulated undistributed net realized loss ...............     (241,426,945)
   Unrealized appreciation on investments ....................      354,729,413
                                                                 --------------
      Net assets .............................................   $2,655,360,250
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per
      share, $1,400,406,160 / 81,284,625 shares outstanding
      (unlimited amount authorized: $0.01 par value)  ........   $        17.23
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per
      share, $1,254,954,090 / 73,360,255 shares outstanding
      (unlimited amount authorized: $0.01 par value)  ........   $        17.11
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $14,222 foreign withholding tax) ........      $23,303,526
   Interest ..................................................          261,742
   Securities lending (net)  .................................           37,576
                                                                    -----------
      Total income ...........................................       23,602,844
                                                                    -----------
EXPENSES
   Investment management fees ................................        7,266,378
   Distribution fees - Class IB ..............................        1,484,432
   Administrative fees .......................................          373,287
   Printing and mailing expenses .............................          167,706
   Professional fees .........................................           37,074
   Trustees' fees ............................................           20,156
   Custodian fees ............................................           14,833
   Miscellaneous .............................................           29,524
                                                                    -----------
      Gross expenses .........................................        9,393,390
   Less: Fees paid indirectly ................................       (1,426,678)
                                                                    -----------
      Net expenses ...........................................        7,966,712
                                                                    -----------
NET INVESTMENT INCOME ........................................       15,636,132
                                                                    -----------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities ...............................       39,257,592
   Net change in unrealized appreciation on securities .......       36,931,209
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN ..........................       76,188,801
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $91,824,933
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended
                                                                                            June 30, 2004       Year Ended
                                                                                             (Unaudited)     December 31, 2003
                                                                                          ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ..............................................................    $   15,636,132     $   28,189,633
   Net realized gain (loss) on investments ............................................        39,257,592        (79,181,494)
   Net change in unrealized appreciation on investments ...............................        36,931,209        614,112,346
                                                                                           --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................        91,824,933        563,120,485
                                                                                           --------------     --------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ...........................................................................          (722,591)       (16,394,740)
   Class IB ...........................................................................          (645,638)       (10,539,308)
                                                                                           --------------     --------------
TOTAL DIVIDENDS .......................................................................        (1,368,229)       (26,934,048)
                                                                                           --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [ 2,594,838 and 5,837,308 shares, respectively ]................        44,166,345         83,973,272
   Capital shares issued in reinvestment of dividends [ 42,341 and 1,009,674
   shares, respectively ]..............................................................           722,591         16,394,740
   Capital shares repurchased [ (4,512,154) and (11,243,898) shares, respectively ] ...       (76,725,446)      (157,521,588)
                                                                                           --------------     --------------
   Total Class IA transactions ........................................................       (31,836,510)       (57,153,576)
                                                                                           --------------     --------------
   Class IB
   Capital shares sold [ 8,659,601 and 22,822,861 shares, respectively ] ..............       146,658,194        327,971,121
   Capital shares issued in reinvestment of dividends [ 38,095 and 652,823 shares,
      respectively ] ..................................................................           645,638         10,539,308
   Capital shares repurchased [ (3,408,069) and (6,508,148) shares, respectively ] ....       (57,563,798)       (91,106,131)
                                                                                           --------------     --------------
   Total Class IB transactions ........................................................        89,740,034        247,404,298
                                                                                           --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................        57,903,524        190,250,722
                                                                                           --------------     --------------
TOTAL INCREASE IN NET ASSETS ..........................................................       148,360,228        726,437,159
NET ASSETS:
   Beginning of period ................................................................     2,507,000,022      1,780,562,863
                                                                                           --------------     --------------
   End of period (a) ..................................................................    $2,655,360,250     $2,507,000,022
                                                                                           ==============     ==============
----------
(a) Includes accumulated undistributed net investment income of .......................    $   15,560,138     $    1,292,235
                                                                                           --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,000,490,524)  ...............   $  987,031,420
   Repurchase agreements (Cost $122,026,000) .................      122,026,000
   Receivable for forward commitments ........................       54,993,240
   Dividends, interest and other receivables .................        6,033,560
   Receivable from Separate Accounts for Trust shares sold ...        2,511,804
   Other assets ..............................................            7,122
                                                                 --------------
      Total assets ...........................................    1,172,603,146
                                                                 --------------
LIABILITIES
   Overdraft payable .........................................        1,078,831
   Collateral held for loaned securities .....................      154,686,373
   Payable for forward commitments ...........................       96,888,808
   Payable for securities purchased ..........................        4,350,671
   Payable to Separate Accounts for Trust shares redeemed ....          406,239
   Investment management fees payable ........................          371,079
   Distribution fees payable - Class IB ......................          123,659
   Administrative fees payable ...............................           34,211
   Trustees' fees payable ....................................           17,794
   Accrued expenses ..........................................          157,996
                                                                 --------------
      Total liabilities ......................................      258,115,661
                                                                 --------------
NET ASSETS ...................................................   $  914,487,485
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $  920,630,767
   Accumulated undistributed net investment income ...........       13,185,933
   Accumulated undistributed net realized loss ...............       (5,870,111)
   Unrealized depreciation on investments ....................      (13,459,104)
                                                                 --------------
      Net assets .............................................   $  914,487,485
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per
      share, $309,816,073 / 30,728,790 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        10.08
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per
      share, $604,671,412 / 60,424,312 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        10.01
                                                                 ==============
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Interest ..................................................   $   16,299,466
   Dividends .................................................           11,481
   Securities lending (net) ..................................          307,405
                                                                 --------------
      Total income ...........................................       16,618,352
                                                                 --------------
EXPENSES
   Investment management fees ................................        2,326,635
   Distribution fees - Class IB ..............................          770,102
   Administrative fees .......................................          147,203
   Custodian fees ............................................           63,796
   Printing and mailing expenses .............................           62,117
   Professional fees .........................................           28,792
   Trustees' fees ............................................            7,290
   Miscellaneous .............................................           10,033
                                                                 --------------
      Total expenses .........................................        3,415,968
                                                                 --------------
NET INVESTMENT INCOME ........................................       13,202,384
                                                                 --------------
REALIZED AND UNREALIZED LOSS
   Realized loss on securities ...............................       (5,486,878)
   Net change in unrealized depreciation on securities .......      (10,053,045)
                                                                 --------------
NET REALIZED AND UNREALIZED LOSS .............................      (15,539,923)
                                                                 --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $   (2,337,539)
                                                                 ==============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended
                                                                                             June 30, 2004        Year Ended
                                                                                              (Unaudited)     December 31, 2003
                                                                                           ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...............................................................     $ 13,202,384       $  24,180,506
   Net realized gain (loss) on investments .............................................       (5,486,878)         12,722,427
   Net change in unrealized depreciation on investments ................................      (10,053,045)        (15,278,267)
                                                                                             ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................       (2,337,539)         21,624,666
                                                                                             ------------       -------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class IA ............................................................................               --         (10,748,035)
   Class IB ............................................................................               --         (18,178,284)
                                                                                             ------------       -------------
                                                                                                       --         (28,926,319)
                                                                                             ------------       -------------
   Distributions from net realized capital gains
   Class IA ............................................................................         (263,992)         (3,660,194)
   Class IB ............................................................................         (515,599)         (6,532,810)
                                                                                             ------------       -------------
                                                                                                 (779,591)        (10,193,004)
                                                                                             ------------       -------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ......................................................         (779,591)        (39,119,323)
                                                                                             ------------       -------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [ 2,568,214 and 9,412,676 shares, respectively ] ................       26,157,181          97,611,584
   Capital shares issued in reinvestment of dividends and distributions [ 26,395 and
      1,417,866 shares, respectively ] .................................................          263,992          14,408,229
   Capital shares repurchased [ (5,950,058) and (14,769,412) shares, respectively ] ....      (60,458,317)       (153,777,595)
                                                                                             ------------       -------------
   Total Class IA transactions .........................................................      (34,037,144)        (41,757,782)
                                                                                             ------------       -------------
   Class IB
   Capital shares sold [ 6,913,187 and 31,023,728 shares, respectively ] ...............       69,987,724         320,051,351
   Capital shares issued in reinvestment of dividends and distributions [ 51,933 and
      2,447,437 shares, respectively ] .................................................          515,599          24,711,094
   Capital shares repurchased [ (9,310,600) and (23,985,482) shares, respectively ] ....      (93,986,581)       (247,645,176)
                                                                                             ------------       -------------
   Total Class IB transactions .........................................................      (23,483,258)         97,117,269
                                                                                             ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ........      (57,520,402)         55,359,487
                                                                                             ------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................................................      (60,637,532)         37,864,830
NET ASSETS:
   Beginning of period .................................................................      975,125,017         937,260,187
                                                                                             ------------       -------------
   End of period (a) ...................................................................     $914,487,485       $ 975,125,017
                                                                                             ============       =============
----------
   (a) Includes accumulated undistributed (overdistributed) net investment income of ...     $ 13,185,933       $     (16,451)
                                                                                             ------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,556,125,193) ................   $1,826,589,576
   Cash (Foreign cash $16,690,233) ...........................       18,506,222
   Receivable for securities sold ............................       18,191,562
   Dividends, interest and other receivables .................        2,203,671
   Receivable from Separate Accounts for Trust shares sold ...        1,491,078
   Other assets ..............................................        6,831,361
                                                                 --------------
      Total assets ...........................................    1,873,813,470
                                                                 --------------
LIABILITIES
   Collateral held for loaned securities .....................      219,289,370
   Payable for securities purchased ..........................       12,819,873
   Investment management fees payable ........................          973,822
   Payable to Separate Accounts for Trust shares redeemed ....          688,971
   Distribution fees payable - Class IB ......................          110,443
   Trustees' fees payable ....................................           62,832
   Administrative fees payable ...............................           58,532
   Recoupment fees payable ...................................           20,848
   Accrued expenses ..........................................          331,714
                                                                 --------------
      Total liabilities ......................................      234,356,405
                                                                 --------------
NET ASSETS ...................................................   $1,639,457,065
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $1,807,229,161
   Accumulated undistributed net investment income ...........        9,157,942
   Accumulated undistributed net realized loss ...............     (447,615,329)
   Unrealized appreciation on investments ....................      270,685,291
                                                                 --------------
      Net assets .............................................   $1,639,457,065
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per
      share, $1,091,138,375 / 109,932,151 shares
      outstanding (unlimited amount authorized: $0.01
      par value) .............................................   $         9.93
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per
      share, $548,318,690 / 56,048,695 shares
      outstanding (unlimited amount authorized: $0.01
      par value) .............................................   $         9.78
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $2,918,444 foreign withholding tax) .....   $   22,308,781
   Interest ..................................................           66,370
   Securities lending (net) ..................................          577,309
                                                                 --------------
      Total income ...........................................       22,952,460
                                                                 --------------
EXPENSES
   Investment management fees ................................        5,862,594
   Distribution fees - Class IB ..............................          645,490
   Custodian fees ............................................          464,924
   Administrative fees .......................................          233,762
   Printing and mailing expenses .............................          103,651
   Recoupment fees ...........................................           81,300
   Professional fees .........................................           44,882
   Trustees' fees ............................................           12,787
   Miscellaneous .............................................           13,267
                                                                 --------------
      Gross expenses .........................................        7,462,657
   Less: Fees paid indirectly ................................         (193,753)
                                                                 --------------
      Net expenses ...........................................        7,268,904
                                                                 --------------
NET INVESTMENT INCOME ........................................       15,683,556
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on:
   Securities ................................................       91,234,131
   Futures ...................................................        1,548,559
   Foreign currency transactions .............................          778,874
                                                                 --------------
      Net realized gain ......................................       93,561,564
                                                                 --------------
   Change in unrealized depreciation on:
   Securities ................................................      (60,409,189)
   Futures ...................................................         (116,295)
   Foreign currency translations .............................         (453,023)
                                                                 --------------
      Net change in unrealized depreciation ..................      (60,978,507)
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN .............................       32,583,057
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $   48,266,613
                                                                 ==============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended
                                                                                             June 30, 2004        Year Ended
                                                                                              (Unaudited)     December 31, 2003
                                                                                           ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...............................................................    $   15,683,556     $   15,232,545
   Net realized gain (loss) on investments and foreign currency transactions ...........        93,561,564        (31,627,482)
   Net change in unrealized appreciation (depreciation) on investments and foreign
      currency translations ............................................................       (60,978,507)       420,953,798
                                                                                            --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................        48,266,613        404,558,861
                                                                                            --------------     --------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ............................................................................        (2,309,952)       (18,555,934)
   Class IB ............................................................................        (1,158,216)        (6,704,896)
                                                                                            --------------     --------------
TOTAL DIVIDENDS ........................................................................        (3,468,168)       (25,260,830)
                                                                                            --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [ 2,788,865 and 15,552,275 shares, respectively ] ...............        30,377,843        117,767,877
   Capital shares issued in connection with the substitution [ 0 and 408,865 shares,
      respectively ] ...................................................................                --          3,057,994
   Capital shares issued in reinvestment of dividends [ 234,139 and 2,037,090 shares,
      respectively ] ...................................................................         2,309,952         18,555,934
   Capital shares repurchased [ (6,487,577) and (25,771,990) shares, respectively ].....       (63,677,884)      (197,114,036)
                                                                                            --------------     --------------
   Total Class IA transactions .........................................................       (30,990,089)       (57,732,231)
                                                                                            --------------     --------------
   Class IB
   Capital shares sold [10,076,102 and 48,060,432 shares, respectively] ................        98,626,600        368,048,838
   Capital shares issued in connection with the substitution [ 0 and 12,213,646
      shares, respectively ] ...........................................................                --         90,046,488
   Capital shares issued in reinvestment of dividends [ 119,094 and 744,707 shares,
      respectively ] ...................................................................         1,158,216          6,704,896
   Capital shares repurchased [ (5,587,450) and (38,379,939) shares, respectively ] ....       (54,025,256)      (288,880,407)
                                                                                            --------------     --------------
   Total Class IB transactions .........................................................        45,759,560        175,919,815
                                                                                            --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................        14,769,471        118,187,584
                                                                                            --------------     --------------
TOTAL INCREASE IN NET ASSETS ...........................................................        59,567,916        497,485,615
NET ASSETS:
   Beginning of period .................................................................     1,579,889,149      1,082,403,534
                                                                                            --------------     --------------
   End of period (a) ...................................................................    $1,639,457,065     $1,579,889,149
                                                                                            ==============     ==============
----------
   (a) Includes accumulated undistributed (overdistributed) net investment income of ...    $    9,157,942     $   (3,057,446)
                                                                                            --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,084,171,064) ................   $1,208,469,286
   Cash ......................................................               99
   Receivable for securities sold ............................       11,228,021
   Dividends, interest and other receivables .................          534,599
   Receivable from Separate Accounts for Trust shares sold ...          395,159
   Other assets ..............................................            8,045
                                                                 --------------
      Total assets ...........................................    1,220,635,209
                                                                 --------------
LIABILITIES
   Collateral held for loaned securities .....................       69,330,804
   Payable for securities purchased ..........................       13,449,264
   Investment management fees payable ........................          775,648
   Payable to Separate Accounts for Trust shares redeemed ....          462,792
   Distribution fees payable - Class IB ......................          147,459
   Administrative fees payable ...............................           34,022
   Trustees' fees payable ....................................           17,243
   Accrued expenses ..........................................          143,010
                                                                 --------------
      Total liabilities ......................................       84,360,242
                                                                 --------------
NET ASSETS ...................................................   $1,136,274,967
                                                                 ==============
   Net assets were comprised of
   Paid in capital ...........................................   $1,723,498,133
   Accumulated overdistributed net investment income .........       (2,017,294)
   Accumulated undistributed net realized loss ...............     (709,504,094)
   Unrealized appreciation on investments ....................      124,298,222
                                                                 --------------
      Net assets .............................................   $1,136,274,967
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per
      share, $407,247,083 / 62,777,350 shares
      outstanding (unlimited amount authorized: $0.01
      par value) .............................................   $         6.49
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per
      share, $729,027,884 / 113,722,068 shares
      outstanding (unlimited amount authorized: $0.01
      par value) .............................................   $         6.41
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $11,151 foreign withholding tax) ...........   $ 3,418,870
   Interest .....................................................        32,992
   Securities lending (net) .....................................        25,183
                                                                    -----------
      Total income ..............................................     3,477,045
                                                                    -----------
EXPENSES
   Investment management fees ...................................     4,912,262
   Distribution fees - Class IB .................................       899,521
   Administrative fees ..........................................       165,854
   Printing and mailing expenses ................................        71,255
   Professional fees ............................................        25,422
   Custodian fees ...............................................        16,344
   Trustees' fees ...............................................         8,227
   Miscellaneous ................................................        11,218
                                                                    -----------
      Gross expenses ............................................     6,110,103
   Less: Waiver of investment management fees ...................      (271,885)
         Fees paid indirectly ...................................      (355,071)
                                                                    -----------
      Net expenses ..............................................     5,483,147
                                                                    -----------
NET INVESTMENT LOSS .............................................    (2,006,102)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on securities ..................................    46,069,776
   Net change in unrealized depreciation on securities ..........    (6,532,290)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    39,537,486
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................................   $37,531,384
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended
                                                                                           June 30, 2004       Year Ended
                                                                                            (Unaudited)     December 31, 2003
                                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ...............................................................    $   (2,006,102)    $   (2,351,013)
   Net realized gain (loss) on investments ...........................................        46,069,776        (70,281,977)
   Net change in unrealized appreciation (depreciation) on investments ...............        (6,532,290)       240,177,357
                                                                                          --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................        37,531,384        167,544,367
                                                                                          ---------------    --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [6,810,861 and 53,667,617 shares, respectively] ...............       42,983,688        308,961,294
   Capital shares repurchased [(707,768) and (1,202,424) shares, respectively] .......       (4,501,555)        (6,794,776)
                                                                                          --------------     --------------
   Total Class IA transactions .......................................................        38,482,133        302,166,518
                                                                                          --------------     --------------
   Class IB
   Capital shares sold [5,657,581 and 18,966,712 shares, respectively] ...............        35,606,510        104,302,087
   Capital shares repurchased [(8,952,836) and (17,362,674) shares, respectively] ....       (56,199,622)       (95,494,311)
                                                                                          --------------     --------------
   Total Class IB transactions .......................................................       (20,593,112)         8,807,776
                                                                                          --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .................        17,889,021        310,974,294
                                                                                          --------------     --------------
TOTAL INCREASE IN NET ASSETS .........................................................        55,420,405        478,518,661
NET ASSETS:
   Beginning of period ...............................................................     1,080,854,562        602,335,901
                                                                                          --------------     --------------
   End of period (a) .................................................................    $1,136,274,967     $1,080,854,562
                                                                                          ==============     ==============
----------
(a) Includes accumulated overdistributed net investment income of ....................    $   (2,017,294)    $      (11,192)
                                                                                          --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $2,486,259,776) ................   $2,486,570,491
   Receivable for forward commitments ........................       97,879,940
   Receivable for securities sold ............................       48,696,475
   Dividends, interest and other receivables .................       10,904,650
   Receivable from Separate Accounts for Trust shares sold ...        1,117,120
   Other assets ..............................................           15,734
                                                                 --------------
      Total assets ...........................................    2,645,184,410
                                                                 --------------
LIABILITIES
   Overdraft payable (Foreign cash receivable $460) ..........       23,832,001
   Payable for forward commitments ...........................      615,300,387
   Collateral held for loaned securities .....................       88,107,405
   Payable for securities purchased ..........................       32,902,585
   Investment management fees payable ........................          774,170
   Payable to Separate Accounts for Trust shares redeemed ....          683,758
   Unrealized depreciation of forward foreign currency
      contracts ..............................................          253,507
   Distribution fees payable - Class IB ......................           79,856
   Administrative fees payable ...............................           39,522
   Trustees' fees payable ....................................           25,843
   Accrued expenses ..........................................          197,903
                                                                 --------------
      Total liabilities ......................................      762,196,937
                                                                 --------------
NET ASSETS ...................................................   $1,882,987,473
                                                                 ==============
Net assets were comprised of:
   Paid in capital ...........................................   $1,856,927,156
   Accumulated undistributed net investment income ...........       23,319,962
   Accumulated undistributed net realized gain ...............        2,680,249
   Unrealized appreciation on investments ....................           60,106
                                                                 --------------
      Net assets .............................................   $1,882,987,473
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per share,
      $1,492,378,659 / 145,926,081 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        10.23
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per share,
      $390,608,814 / 38,457,049 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        10.16
                                                                 ==============
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Interest ....................................................   $ 28,771,391
   Securities lending (net) ....................................        221,704
                                                                   ------------
      Total income .............................................     28,993,095
                                                                   ------------
EXPENSES
   Investment management fees ..................................      4,680,981
   Distribution fees - Class IB ................................        479,375
   Administrative fees .........................................        259,355
   Printing and mailing expenses ...............................        121,290
   Custodian fees ..............................................         46,124
   Professional fees ...........................................         33,454
   Trustees' fees ..............................................         14,225
   Miscellaneous ...............................................         15,295
                                                                   ------------
      Total expenses ...........................................      5,650,099
                                                                   ------------
NET INVESTMENT INCOME ..........................................     23,342,996
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on:
   Securities ..................................................      3,838,293
   Foreign currency transactions ...............................             20
                                                                   ------------
      Net realized gain ........................................      3,838,313
                                                                   ------------
   Change in unrealized depreciation on:
   Securities ..................................................    (26,387,539)
   Foreign currency translations ...............................       (250,647)
                                                                   ------------
      Net change in unrealized depreciation ....................    (26,638,186)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ...............................    (22,799,873)
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................   $    543,123
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended
                                                                                             June 30, 2004        Year Ended
                                                                                              (Unaudited)     December 31, 2003
                                                                                           ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...............................................................    $   23,342,996     $   24,105,971
   Net realized gain on investments and foreign currency transactions ..................         3,838,313         22,593,350
   Net change in unrealized appreciation (depreciation) on investments and
      foreign currency translations ....................................................       (26,638,186)        15,324,862
                                                                                            --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................           543,123         62,024,183
                                                                                            --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class IA ............................................................................                --        (20,997,754)
   Class IB ............................................................................                --         (4,656,655)
                                                                                            --------------     --------------
                                                                                                        --        (25,654,409)
                                                                                            --------------     --------------
   Distributions from net realized capital gains
   Class IA ............................................................................        (4,430,824)       (15,222,325)
   Class IB ............................................................................        (1,173,345)        (5,059,722)
                                                                                            --------------     --------------
                                                                                                (5,604,169)       (20,282,047)
                                                                                            --------------     --------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ......................................................        (5,604,169)       (45,936,456)
                                                                                            --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [10,694,949 and 117,728,919 shares, respectively] ...............       110,420,195      1,193,797,196
   Capital shares issued in reinvestment of dividends and distributions [437,287
      and 3,519,244 shares, respectively] ..............................................         4,430,824         36,220,079
   Capital shares repurchased [(7,598,336) and (12,402,420) shares, respectively] ......       (78,541,786)      (128,103,310)
                                                                                            --------------     --------------
   Total Class IA transactions .........................................................        36,309,233      1,101,913,965
                                                                                            --------------     --------------
   Class IB
   Capital shares sold [6,727,867 and 22,041,204 shares, respectively] .................        69,307,193        226,380,988
   Capital shares issued in reinvestment of dividends and distributions [116,581
      and 945,343 shares, respectively] ................................................         1,173,345          9,716,377
   Capital shares repurchased [(4,425,935) and (5,688,682) shares, respectively] .......       (45,296,784)       (58,432,472)
                                                                                            --------------     --------------
   Total Class IB transactions .........................................................        25,183,754        177,664,893
                                                                                            --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................        61,492,987      1,279,578,858
                                                                                            --------------     --------------
TOTAL INCREASE IN NET ASSETS ...........................................................        56,431,941      1,295,666,585
NET ASSETS:
   Beginning of period .................................................................     1,826,555,532        530,888,947
                                                                                            --------------     --------------
   End of period (a) ...................................................................    $1,882,987,473     $1,826,555,532
                                                                                            ==============     ==============
----------
   (a) Includes accumulated undistributed (overdistributed) net investment income of ...    $   23,319,962     $      (23,034)
                                                                                           --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $884,776,275) ..................   $1,063,788,667
   Receivable for securities sold ............................       10,908,841
   Receivable from Separate Accounts for Trust shares sold ...          693,350
   Dividends, interest and other receivables .................           78,951
   Other assets ..............................................            7,379
                                                                 --------------
      Total assets ...........................................    1,075,477,188
                                                                 --------------
LIABILITIES
   Payable for securities purchased ..........................       17,299,743
   Investment management fees payable ........................          630,140
   Payable to Separate Accounts for Trust shares redeemed ....          610,721
   Distribution fees payable - Class IB ......................          116,752
   Administrative fees payable ...............................           31,115
   Trustees' fees payable ....................................           24,759
   Accrued expenses ..........................................          114,118
                                                                 --------------
      Total liabilities ......................................       18,827,348
                                                                 --------------
NET ASSETS ...................................................   $1,056,649,840
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $1,081,278,398
   Accumulated overdistributed net investment income .........       (3,168,123)
   Accumulated undistributed net realized loss ...............     (200,472,827)
   Unrealized appreciation on investments ....................      179,012,392
                                                                 --------------
      Net assets .............................................   $1,056,649,840
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per
      share, $468,101,028 / 34,973,755 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        13.38
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per
      share, $588,548,812 / 44,760,196 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        13.15
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends ....................................................   $ 1,118,084
   Interest .....................................................        44,970
                                                                    -----------
      Total income ..............................................     1,163,054
                                                                    -----------
EXPENSES
   Investment management fees ...................................     3,826,646
   Distribution fees - Class IB .................................       707,206
   Administrative fees ..........................................       156,284
   Printing and mailing expenses ................................        66,502
   Professional fees ............................................        29,142
   Custodian fees ...............................................        21,488
   Trustees' fees ...............................................         8,102
   Miscellaneous ................................................        10,770
                                                                    -----------
      Gross expenses ............................................     4,826,140
   Less: Fees paid indirectly ...................................      (518,887)
                                                                    -----------
      Net expenses ..............................................     4,307,253
                                                                    -----------
NET INVESTMENT LOSS .............................................    (3,144,199)
                                                                    -----------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on securities ..................................    56,432,005
   Net change in unrealized depreciation on securities ..........    (4,105,956)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    52,326,049
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $49,181,850
                                                                    ===========
STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months Ended
                                                                                          June 30, 2004       Year Ended
                                                                                           (Unaudited)     December 31, 2003
                                                                                        ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ..............................................................    $   (3,144,199)    $   (2,705,906)
   Net realized gain on investments .................................................        56,432,005         67,028,205
   Net change in unrealized appreciation (depreciation) on investments ..............        (4,105,956)       213,044,857
                                                                                         --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................        49,181,850        277,367,156
                                                                                         --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [2,191,546 and 6,979,477 shares, respectively] ...............        28,728,640         74,736,135
   Capital shares repurchased [(2,632,786) and (6,775,126) shares, respectively] ....       (34,325,927)       (71,656,727)
                                                                                         --------------     --------------
   Total Class IA transactions ......................................................        (5,597,287)         3,079,408
                                                                                         --------------     --------------
   Class IB
   Capital shares sold [4,495,982 and 42,991,648 shares, respectively] ..............        57,833,173        421,813,839
   Capital shares repurchased [(3,780,485) and (33,611,642) shares, respectively] ...       (48,391,730)      (324,721,773)
                                                                                         --------------     --------------
   Total Class IB transactions ......................................................         9,441,443         97,092,066
                                                                                         --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ................         3,844,156        100,171,474
                                                                                         --------------     --------------
TOTAL INCREASE IN NET ASSETS ........................................................        53,026,006        377,538,630
NET ASSETS:
   Beginning of period ..............................................................     1,003,623,834        626,085,204
                                                                                         --------------     --------------
   End of period (a) ................................................................    $1,056,649,840     $1,003,623,834
                                                                                         ==============     ==============
----------
   (a) Includes accumulated overdistributed net investment income of ................    $   (3,168,123)    $      (23,924)
                                                                                         --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,627,576,903) ................   $1,850,600,754
   Receivable for securities sold ............................       11,747,446
   Dividends, interest and other receivables .................        2,397,405
   Receivable from Separate Accounts for Trust
      shares sold ............................................        1,708,393
   Other assets ..............................................           11,884
                                                                 --------------
      Total assets ...........................................    1,866,465,882
                                                                 --------------
LIABILITIES
   Collateral held for loaned securities .....................       93,862,084
   Payable for securities purchased ..........................       16,839,333
   Investment management fees payable ........................          887,450
   Distribution fees payable - Class IB ......................          344,956
   Payable to Separate Accounts for Trust
      shares redeemed ........................................          293,225
   Recoupment fees payable ...................................           90,808
   Administrative fees payable ...............................           45,040
   Trustees' fees payable ....................................           28,914
   Accrued expenses ..........................................          165,674
                                                                 --------------
      Total liabilities ......................................      112,557,484
                                                                 --------------
NET ASSETS ...................................................   $1,753,908,398
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $1,521,835,270
   Accumulated undistributed net investment income ...........       10,612,221
   Accumulated undistributed net realized loss ...............       (1,562,944)
   Unrealized appreciation on investments ....................      223,023,851
                                                                 --------------
      Net assets .............................................   $1,753,908,398
                                                                 ==============
Class IA
   Net asset value, offering and redemption price
   per share, $39,086,195 / 2,954,943 shares outstanding
   (unlimited amount authorized: $0.01 par value)  ...........   $        13.23
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per
      share, $1,714,822,203 / 129,892,121 shares
      outstanding (unlimited amount authorized:
      $0.01 par value) .......................................   $        13.20
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $23,995 foreign withholding tax) ...........   $18,230,945
   Interest .....................................................       129,831
   Securities lending (net) .....................................        40,567
                                                                    -----------
      Total income ..............................................    18,401,343
                                                                    -----------
EXPENSES
   Investment management fees ...................................     5,205,994
   Distribution fees - Class IB .................................     2,021,134
   Administrative fees ..........................................       235,682
   Recoupment fees ..............................................       168,070
   Printing and mailing expenses ................................       106,767
   Professional fees ............................................        28,223
   Custodian fees ...............................................        14,360
   Trustees' fees ...............................................        12,159
   Miscellaneous ................................................        12,802
                                                                    -----------
      Gross expenses ............................................     7,805,191
   Less: Fees paid indirectly ...................................       (38,527)
                                                                    -----------
      Net expenses ..............................................     7,766,664
                                                                    -----------
NET INVESTMENT INCOME ...........................................    10,634,679
                                                                    -----------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities ..................................    31,121,706
   Net change in unrealized appreciation
      on securities .............................................    13,414,125
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    44,535,831
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................................   $55,170,510
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended
                                                                                           June 30, 2004        Year Ended
                                                                                            (Unaudited)     December 31, 2003
                                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................................................    $   10,634,679     $   17,628,214
   Net realized gain (loss) on investments ...........................................        31,121,706        (10,473,902)
   Net change in unrealized appreciation on investments ..............................        13,414,125        299,564,443
                                                                                          --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................        55,170,510        306,718,755
                                                                                          --------------     --------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ..........................................................................            (2,297)          (434,744)
   Class IB ..........................................................................          (103,154)       (17,151,004)
                                                                                          --------------     --------------
TOTAL DIVIDENDS ......................................................................          (105,451)       (17,585,748)
                                                                                          --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [857,749 and 1,242,628 shares, respectively] ..................        11,222,610         13,900,854
   Capital shares issued in reinvestment of dividends
      [175 and 34,849 shares, respectively] ..........................................             2,297            434,744
   Capital shares repurchased [(430,912) and (864,955) shares, respectively] .........        (5,657,444)        (9,618,308)
                                                                                          --------------     --------------
   Total Class IA transactions .......................................................         5,567,463          4,717,290
                                                                                          --------------     --------------
   Class IB
   Capital shares sold [15,765,122 and 44,018,125 shares, respectively] ..............       206,013,433        483,543,708
   Capital shares issued in reinvestment of dividends
      [7,898 and 1,375,687 shares, respectively] .....................................           103,154         17,151,004
   Capital shares repurchased [(4,098,311) and (6,977,356) shares, respectively] .....       (53,371,328)       (75,440,440)
                                                                                          --------------     --------------
   Total Class IB transactions .......................................................       152,745,259        425,254,272
                                                                                          --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .................       158,312,722        429,971,562
                                                                                          --------------     --------------
TOTAL INCREASE IN NET ASSETS .........................................................       213,377,781        719,104,569
NET ASSETS:
   Beginning of period ...............................................................     1,540,530,617        821,426,048
                                                                                          --------------     --------------
   End of period (a) .................................................................    $1,753,908,398     $1,540,530,617
                                                                                          ==============     ==============
----------
(a) Includes accumulated undistributed net investment income of ......................    $   10,612,221     $       82,993
                                                                                          --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $36,418,924) ......................   $41,091,798
   Receivable from Separate Accounts for Trust
      shares sold ...............................................       141,277
   Dividends, interest and other receivables ....................        10,920
   Other assets .................................................           281
                                                                    -----------
      Total assets ..............................................    41,244,276
                                                                    -----------
LIABILITIES
   Investment management fees payable ...........................        16,359
   Distribution fees payable - Class IB .........................         8,384
   Administrative fees payable ..................................         7,209
   Payable to Separate Accounts for Trust
      shares redeemed ...........................................         3,457
   Trustees' fees payable .......................................           312
   Accrued expenses .............................................        32,844
                                                                    -----------
      Total liabilities .........................................        68,565
                                                                    -----------
NET ASSETS ......................................................   $41,175,711
                                                                    -----------
   Net assets were comprised of:
   Paid in capital ..............................................   $38,590,108
   Accumulated overdistributed net investment income. ...........       (85,651)
   Accumulated undistributed net realized loss ..................    (2,001,620)
   Unrealized appreciation on investments .......................     4,672,874
                                                                    -----------
      Net assets ................................................   $41,175,711
                                                                    ===========
Class IA
   Net asset value, offering and redemption price per
      share, $66,270 / 8,642 shares outstanding (unlimited
      amount authorized: $0.01 par value) .......................   $      7.67
                                                                    ===========
Class IB
   Net asset value, offering and redemption price per
      share, $41,109,441 / 5,384,071 shares outstanding
      (unlimited amount authorized: $0.01 par value) ............   $      7.64
                                                                    ===========

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)
INVESTMENT INCOME
   Dividends ....................................................   $    93,642
   Interest .....................................................         2,936
                                                                    -----------
      Total income ..............................................        96,578
                                                                    -----------
EXPENSES
   Investment management fees ...................................       121,878
   Distribution fees - Class IB .................................        46,794
   Professional fees ............................................        19,986
   Administrative fees ..........................................        19,728
   Custodian fees ...............................................        13,556
   Printing and mailing expenses ................................         2,380
   Trustees' fees ...............................................           270
   Miscellaneous ................................................         1,462
                                                                    -----------
      Gross expenses ............................................       226,054
   Less: Waiver of investment management fees ...................       (29,438)
         Fees paid indirectly ...................................       (14,509)
                                                                    -----------
      Net expenses ..............................................       182,107
                                                                    -----------
NET INVESTMENT LOSS .............................................       (85,529)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on securities ..................................     1,159,052
   Net change in unrealized depreciation on securities ..........      (572,102)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................       586,950
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................................   $   501,421
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                               Six Months Ended
                                                                                 June 30, 2004       Year Ended
                                                                                  (Unaudited)     December 31, 2003
                                                                               ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss .....................................................      $   (85,529)       $   (82,075)
   Net realized gain (loss) on investments .................................        1,159,052           (258,645)
   Net change in unrealized appreciation (depreciation) on investments .....         (572,102)         5,756,929
                                                                                  -----------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................          501,421          5,416,209
                                                                                  -----------        -----------
CAPITAL SHARES TRANSACTIONS:
   Class IB
   Capital shares sold [1,697,720 and 3,130,221 shares, respectively] ......       12,931,335         20,647,273
   Capital shares repurchased [(794,546) and (530,406)
      shares, respectively] ................................................       (6,033,145)        (3,401,739)
                                                                                  -----------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .......        6,898,190         17,245,534
                                                                                  -----------        -----------
TOTAL INCREASE IN NET ASSETS ...............................................        7,399,611         22,661,743
                                                                                  -----------        -----------
NET ASSETS:
   Beginning of period .....................................................       33,776,100         11,114,357
                                                                                  -----------        -----------
   End of period (a) .......................................................      $41,175,711        $33,776,100
                                                                                  ===========        ===========

----------
   (a) Includes accumulated overdistributed net investment income of .......      $   (85,651)       $      (122)
                                                                                  -----------        -----------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $516,943,147) ....................   $557,282,127
   Cash (Foreign Cash Payable $745,755) ........................      1,750,432
   Receivable for securities sold ..............................      1,407,937
   Receivable from Separate Accounts for Trust
      shares sold ..............................................      1,014,381
   Dividends, interest and other receivables ...................        549,113
   Unrealized appreciation of forward foreign
      currency contracts .......................................         32,011
   Other assets ................................................          2,857
                                                                   ------------
      Total assets .............................................    562,038,858
                                                                   ------------
LIABILITIES
   Collateral held for loaned securities .......................     56,007,674
   Payable for securities purchased ............................     11,407,579
   Investment management fees payable ..........................        313,632
   Unrealized depreciation of forward foreign
      currency contracts .......................................        187,984
   Payable to Separate Accounts for Trust
      shares redeemed ..........................................        113,961
   Distribution fees payable - Class IB ........................         93,405
   Administrative fees payable .................................         13,241
   Trustees' fees payable ......................................          3,737
   Accrued expenses ............................................         47,259
                                                                   ------------
      Total liabilities ........................................     68,188,472
                                                                   ------------
NET ASSETS .....................................................   $493,850,386
                                                                   ============
   Net assets were comprised of:
   Paid in capital .............................................   $473,792,280
   Accumulated undistributed net investment income .............      1,443,858
   Accumulated undistributed net realized loss .................    (21,572,092)
   Unrealized appreciation on investments ......................     40,186,340
                                                                   ------------
      Net assets ...............................................   $493,850,386
                                                                   ============
Class IA
   Net asset value, offering and redemption price per
      share, $26,615,982 / 2,719,099 shares outstanding
      (unlimited amount authorized: $0.01 par value) ...........   $       9.79
                                                                   ============
Class IB
   Net asset value, offering and redemption price per
      share, $467,234,404 / 47,766,780 shares outstanding
      (unlimited amount authorized: $0.01 par value) ...........   $       9.78
                                                                   ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $652,058 foreign withholding tax) .........   $  5,402,406
   Interest ....................................................         56,995
   Securities lending (net)  ...................................        117,409
                                                                    -----------
      Total income .............................................      5,576,810
                                                                    -----------
EXPENSES
   Investment management fees ..................................      1,798,356
   Distribution fees - Class IB ................................        519,670
   Custodian fees ..............................................        134,861
   Administrative fees .........................................         70,941
   Printing and mailing expenses ...............................         26,605
   Professional fees ...........................................         22,535
   Trustees' fees ..............................................          2,970
   Miscellaneous ...............................................          3,962
                                                                    -----------
      Gross expenses ...........................................      2,579,900
   Less: Waiver of investment manager fees .....................        (50,727)
         Fees paid indirectly ..................................       (138,047)
                                                                    -----------
      Net expenses .............................................      2,391,126
                                                                    -----------
NET INVESTMENT INCOME ..........................................      3,185,684
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ..................................................      7,218,607
   Foreign currency transactions ...............................       (148,676)
                                                                    -----------
      Net realized gain ........................................      7,069,931
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
   Securities ..................................................     (4,888,433)
   Foreign currency translations ...............................         18,382
                                                                    -----------
      Net change in unrealized depreciation ....................     (4,870,051)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ...............................      2,199,880
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................   $  5,385,564
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended
                                                                                            June 30, 2004       Year Ended
                                                                                             (Unaudited)     December 31, 2003
                                                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ..............................................................     $  3,185,684       $   1,388,547
   Net realized gain (loss) on investments and foreign currency transactions ..........        7,069,931          (3,493,614)
   Net change in unrealized appreciation (depreciation) on investments and
      foreign currency translations. . ................................................       (4,870,051)         74,146,611
                                                                                            ------------       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................        5,385,564          72,041,544
                                                                                            ------------       -------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ...........................................................................          (24,785)             (3,823)
   Class IB ...........................................................................         (496,663)         (3,302,733)
                                                                                            ------------       -------------
TOTAL DIVIDENDS .......................................................................         (521,448)         (3,306,556)
                                                                                            ------------       -------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [2,686,491 and 22,772 shares, respectively] ....................       26,114,169             177,301
   Capital shares issued in reinvestment of dividends
     [2,532 and 415 shares, respectively] .............................................           24,785               3,823
   Capital shares repurchased [(3,122) and (1,410) shares, respectively] ..............          (30,200)            (12,471)
                                                                                            ------------       -------------
   Total Class IA transactions ........................................................       26,108,754             168,653
                                                                                            ------------       -------------
   Class IB
   Capital shares sold [13,111,921 and 34,975,438 shares, respectively] ...............      128,787,706         277,894,965
   Capital shares issued in reinvestment of dividends
      [50,761 and 358,912 shares, respectively] .......................................          496,663           3,302,733
Capital shares repurchased [(2,434,429) and (15,367,053) shares,
      respectively] ...................................................................      (23,888,695)       (118,224,605)
                                                                                            ------------       -------------
   Total Class IB transactions ........................................................      105,395,674         162,973,093
                                                                                            ------------       -------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................      131,504,428         163,141,746
                                                                                            ------------       -------------
TOTAL INCREASE IN NET ASSETS ..........................................................      136,368,544         231,876,734
NET ASSETS:
   Beginning of period ................................................................      357,481,842         125,605,108
                                                                                            ------------       -------------
   End of period (a) ..................................................................     $493,850,386       $ 357,481,842
                                                                                            ============       =============

----------
   (a) Includes accumulated undistributed (overdistributed) net investment
      income of .......................................................................     $  1,443,858       $  (1,220,378)
                                                                                            ------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $857,873,366) .................   $ 1,023,910,708
   Receivable for securities sold ...........................         2,409,527
   Receivable from Separate Accounts for Trust
      shares sold ...........................................           659,539
   Dividends, interest and other receivables ................           657,524
   Other assets .............................................             7,921
                                                                ---------------
      Total assets ..........................................     1,027,645,219
                                                                ---------------
LIABILITIES
   Collateral held for loaned securities ....................        81,220,412
   Investment management fees payable .......................           492,225
   Payable to Separate Accounts for Trust shares redeemed ...           342,609
   Distribution fees payable - Class IB .....................           190,711
   Administrative fees payable ..............................            35,304
   Trustees' fees payable ...................................            26,456
   Payable for securities purchased .........................            17,415
   Accrued expenses .........................................           106,599
                                                                ---------------
      Total liabilities .....................................        82,431,731
                                                                ---------------
NET ASSETS ..................................................   $   945,213,488
                                                                ===============
   Net assets were comprised of:
   Paid in capital ..........................................   $ 1,104,374,572
   Accumulated undistributed net investment income ..........         1,589,193
   Accumulated undistributed net realized loss ..............      (326,787,619)
   Unrealized appreciation on investments ...................       166,037,342
                                                                ---------------
      Net assets ............................................   $   945,213,488
                                                                ===============
Class IA
   Net asset value, offering and redemption price per share,
      $238,974 / 21,275 shares outstanding (unlimited amount
      authorized: $0.01 par value) ..........................   $         11.23
                                                                ===============
Class IB
   Net asset value, offering and redemption price per share,
      $944,974,514 / 84,173,833 shares outstanding (unlimited
      amount authorized: $0.01 par value) ...................   $         11.23
                                                                ===============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $23,457 foreign withholding tax) .......   $     5,303,276
   Interest .................................................            48,632
   Securities lending (net) .................................            57,708
                                                                ---------------
      Total income ..........................................         5,409,616
                                                                ---------------
EXPENSES
   Investment management fees ...............................         2,975,831
   Distribution fees - Class IB .............................         1,144,267
   Administrative fees ......................................           141,164
   Printing and mailing expenses ............................            59,528
   Professional fees ........................................            24,500
   Custodian fees ...........................................            12,616
   Trustees' fees ...........................................             6,820
   Miscellaneous ............................................             7,375
                                                                ---------------
      Gross expenses ........................................         4,372,101
   Less: Waiver of investment management fees ...............           (22,211)
         Fees paid indirectly ...............................          (551,342)
                                                                ---------------
      Net expenses ..........................................         3,798,548
                                                                ---------------
NET INVESTMENT INCOME .......................................         1,611,068
                                                                ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ...............................................        13,465,014
   Foreign currency transactions ............................            (2,121)
                                                                ---------------
      Net realized gain .....................................        13,462,893
                                                                ---------------
   Change in unrealized appreciation (depreciation) on:
   Securities ...............................................        23,032,401
      Foreign currency translations .........................            (6,162)
                                                                ---------------
      Net change in unrealized appreciation .................        23,026,239
                                                                ---------------
NET REALIZED AND UNREALIZED GAIN ............................        36,489,132
                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........   $    38,100,200
                                                                ===============

STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six Months Ended
                                                                     June 30, 2004       Year Ended
                                                                      (Unaudited)     December 31, 2003
                                                                   ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income .......................................     $  1,611,068        $  2,728,908
   Net realized gain on investments and foreign
      currency transactions ....................................       13,462,893             537,542
   Net change in unrealized appreciation on investments
      and foreign currency translations ........................       23,026,239         191,576,315
                                                                     ------------        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........       38,100,200         194,842,765
                                                                     ------------        ------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ....................................................              (16)             (1,162)
   Class IB ....................................................          (67,001)         (3,199,743)
                                                                     ------------        ------------
TOTAL DIVIDENDS ................................................          (67,017)         (3,200,905)
                                                                     ------------        ------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [2,136 and 10,091 shares,
      respectively] ...........................................            23,780              89,581
   Capital shares issued in reinvestment of dividends
      [1 and 111 shares, respectively] ........................                16               1,162
   Capital shares repurchased [(345) and (630) shares,
      respectively] ............................................           (3,816)             (6,063)
                                                                     ------------        ------------
   Total Class IA transactions .................................           19,980              84,680
                                                                     ------------        ------------
   Class IB
   Capital shares sold [7,013,873 and 19,666,019 shares,
      respectively] ............................................       78,074,089         183,303,330
   Capital shares issued in reinvestment of dividends
      [6,044 and 308,250 shares, respectively] .................           67,001           3,199,743
   Capital shares repurchased [(4,372,230) and
      (7,012,811) shares, respectively] ........................      (48,593,916)        (64,094,090)
                                                                     ------------        ------------
   Total Class IB transactions .................................       29,547,174         122,408,983
                                                                     ------------        ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS ...................................................       29,567,154         122,493,663
                                                                     ------------        ------------
TOTAL INCREASE IN NET ASSETS ...................................       67,600,337         314,135,523
NET ASSETS:
   Beginning of period .........................................      877,613,151         563,477,628
                                                                     ------------        ------------
   End of period (a) ...........................................     $945,213,488        $877,613,151
                                                                     ============        ============
----------
(a) Includes accumulated undistributed net investment
   income of ...................................................     $  1,589,193        $     45,142
                                                                     ------------        ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $875,676,627) .................    $1,004,803,924
   Receivable from Separate Accounts for Trust
      shares sold ...........................................           761,567
   Dividends, interest and other receivables ................           576,331
   Receivable for securities sold ...........................            41,302
   Other assets .............................................             6,103
                                                                 --------------
      Total assets ..........................................     1,006,189,227
                                                                 --------------
LIABILITIES
   Collateral held for loaned securities ....................        96,057,611
   Investment management fees payable .......................           467,990
   Distribution fees payable - Class IB .....................           181,124
   Payable to Separate Accounts for Trust
      shares redeemed .......................................           178,775
   Payable for securities purchased .........................            73,860
   Administrative fees payable ..............................            23,127
   Trustees' fees payable ...................................             7,666
   Accrued expenses .........................................           107,217
                                                                 --------------
      Total liabilities .....................................        97,097,370
                                                                 --------------
NET ASSETS ..................................................    $  909,091,857
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ..........................................    $  796,418,521
   Accumulated undistributed net investment income ..........         1,305,485
   Accumulated undistributed net realized loss ..............       (17,759,446)
   Unrealized appreciation on investments ...................       129,127,297
                                                                 --------------
      Net assets ............................................    $  909,091,857
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per
      share, $2,677,897 / 245,517 shares outstanding
      (unlimited amount authorized: $0.01 par value) ........    $        10.91
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per
      share, $906,413,960 / 83,205,596 shares outstanding
      (unlimited amount authorized: $0.01 par value) ........    $        10.89
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $32,078 foreign withholding tax) .......    $    4,863,124
   Interest .................................................           165,063
   Securities lending (net) .................................            41,529
                                                                 --------------
      Total income ..........................................         5,069,716
                                                                 --------------
EXPENSES
   Investment management fees ...............................         2,722,557
   Distribution fees - Class IB .............................         1,044,620
   Administrative fees ......................................           126,856
   Printing and mailing expenses ............................            53,773
   Professional fees ........................................            24,039
   Custodian fees ...........................................            15,599
   Trustees' fees ...........................................             6,083
   Miscellaneous ............................................             6,866
                                                                 --------------
      Gross expenses ........................................         4,000,393
   Less: Waiver of investment management fees ...............           (24,112)
         Fees paid indirectly ...............................          (215,358)
                                                                 --------------
      Net expenses ..........................................         3,760,923
                                                                 --------------
NET INVESTMENT INCOME .......................................         1,308,793
                                                                 --------------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities ..............................         9,020,781
   Net change in unrealized appreciation on securities ......        12,849,456
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN ............................        21,870,237
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................................    $   23,179,030
                                                                 ==============

STATEMENT OF CHANGES IN NET ASSETS

                                                               Six Months Ended
                                                                 June 30, 2004        Year Ended
                                                                  (Unaudited)     December 31, 2003
                                                               ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...................................     $  1,308,793       $  1,734,685
   Net realized gain (loss) on investments .................        9,020,781         (9,412,613)
   Net change in unrealized appreciation on investments ....       12,849,456        160,585,690
                                                                 ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......       23,179,030        152,907,762
                                                                 ------------       ------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ................................................               --             (6,224)
   Class IB ................................................               --         (1,790,402)
                                                                 ------------       ------------
TOTAL DIVIDENDS ............................................               --         (1,796,626)
                                                                 ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [125,157 and 122,175 shares,
      respectively] ........................................        1,358,885          1,128,174
   Capital shares issued in reinvestment of dividends
      [0 and 604 shares, respectively] .....................               --              6,224
   Capital shares repurchased [(8,164) and (6,117) shares,
      respectively] ........................................          (87,258)           (57,110)
                                                                 ------------       ------------
   Total Class IA transactions .............................        1,271,627          1,077,288
                                                                 ------------       ------------
   Class IB
   Capital shares sold [14,823,756 and 39,414,522 shares,
      respectively] ........................................      160,871,356        357,491,582
   Capital shares issued in reinvestment of dividends
      [0 and 174,334 shares, respectively] .................               --          1,790,402
   Capital shares repurchased [(2,844,240) and (3,535,495)
      shares, respectively] ................................      (30,571,528)       (30,555,705)
                                                                 ------------       ------------
   Total Class IB transactions .............................      130,299,828        328,726,279
                                                                 ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ............................................      131,571,455        329,803,567
                                                                 ------------       ------------
TOTAL INCREASE IN NET ASSETS ...............................      154,750,485        480,914,703
NET ASSETS:
   Beginning of period .....................................      754,341,372        273,426,669
                                                                 ------------       ------------
   End of period (a) .......................................     $909,091,857       $754,341,372
                                                                 ============       ============
----------
(a) Includes accumulated undistributed (overdistributed) net
   investment income of ....................................     $  1,305,485       $     (3,308)
                                                                 ------------       ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $399,537,657) ....................   $438,132,812
   Cash (Foreign cash $404,450) ................................     14,972,182
   Receivable for securities sold ..............................      2,285,010
   Receivable from Separate Accounts for Trust shares sold .....      1,428,195
   Dividends, interest and other receivables ...................      1,193,460
   Other assets ................................................          2,812
                                                                   ------------
      Total assets .............................................    458,014,471
                                                                   ------------
LIABILITIES
   Collateral held for loaned securities .......................      8,765,050
   Payable for securities purchased ............................      2,525,547
   Investment management fees payable ..........................        407,573
   Payable to Separate Accounts for Trust shares redeemed ......        212,369
   Recoupment fees payable .....................................        146,349
   Distribution fees payable - Class IB ........................         88,587
   Administrative fees payable .................................         12,749
   Trustees' fees payable ......................................          6,438
   Accrued expenses ............................................         22,629
                                                                   ------------
      Total liabilities ........................................     12,187,291
                                                                   ------------
NET ASSETS .....................................................   $445,827,180
                                                                   ============
   Net assets were comprised of:
   Paid in capital .............................................   $470,472,165
   Accumulated undistributed net investment income .............      1,364,256
   Accumulated undistributed net realized loss .................    (64,604,795)
   Unrealized appreciation on investments ......................     38,595,554
                                                                   ------------
      Net assets ...............................................   $445,827,180
                                                                   ============
Class IA
   Net asset value, offering and redemption price per
      share, $2,245,101 / 281,620 shares outstanding
      (unlimited amount authorized: $0.01 par value) ...........   $       7.97
                                                                   ============
Class IB
   Net asset value, offering and redemption price per
      share, $443,582,079 / 55,717,463 shares outstanding
      (unlimited amount authorized: $0.01 par value) ...........   $       7.96
                                                                   ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $259,168 foreign withholding tax) .........   $  5,314,889
   Interest ....................................................         14,259
   Securities lending (net) ....................................         16,624
                                                                   ------------
      Total income .............................................      5,345,772
                                                                   ------------
EXPENSES
   Investment management fees ..................................      2,544,830
   Distribution fees - Class IB ................................        551,361
   Custodian fees ..............................................        413,311
   Recoupment fees .............................................        338,699
   Administrative fees .........................................         73,806
   Printing and mailing expenses ...............................         28,380
   Professional fees ...........................................         22,689
   Trustees' fees ..............................................          3,196
   Miscellaneous ...............................................        116,060
                                                                   ------------
      Gross expenses ...........................................      4,092,332
   Less: Fees paid indirectly ..................................       (188,331)
                                                                   ------------
      Net expenses .............................................      3,904,001
                                                                   ------------
NET INVESTMENT INCOME ..........................................      1,441,771
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ..................................................     41,845,218
   Foreign currency transactions ...............................       (114,981)
                                                                   ------------
      Net realized gain ........................................     41,730,237
                                                                   ------------
   Change in unrealized depreciation on:
   Securities ..................................................    (60,884,440)
   Foreign currency translations ...............................         (5,409)
                                                                   ------------
      Net change in unrealized depreciation ....................    (60,889,849)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ...............................    (19,159,612)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................   $(17,717,841)
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS

                                                               Six Months Ended
                                                                 June 30, 2004       Year Ended
                                                                  (Unaudited)     December 31, 2003
                                                               ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...................................     $  1,441,771       $   2,731,265
   Net realized gain on investments and foreign currency
      transactions .........................................       41,730,237          13,688,253
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency translations ........      (60,889,849)        102,382,612
                                                                 ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................      (17,717,841)        118,802,130
                                                                 ------------       -------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ................................................           (1,264)             (7,941)
   Class IB ................................................         (271,609)         (2,309,721)
                                                                 ------------       -------------
TOTAL DIVIDENDS ............................................         (272,873)         (2,317,662)
                                                                 ------------       -------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [166,269 and 115,123 shares,
      respectively] ........................................        1,411,855             761,392
   Capital shares issued in reinvestment of dividends
      [161 and 1,000 shares, respectively] .................            1,264               7,941
   Capital shares repurchased [(6,196) and (6,393) shares,
      respectively] ........................................          (50,571)            (40,518)
                                                                 ------------       -------------
   Total Class IA transactions .............................        1,362,548             728,815
                                                                 ------------       -------------
   Class IB
   Capital shares sold [18,607,156 and 35,023,487 shares,
      respectively] ........................................      158,152,611         220,079,531
   Capital shares issued in reinvestment of dividends
      [34,565 and 290,923 shares, respectively] ............          271,609           2,309,721
   Capital shares repurchased [(10,508,621) and
      (24,276,841) shares, respectively] ...................      (86,856,772)       (141,891,146)
                                                                 ------------       -------------
   Total Class IB transactions .............................       71,567,448          80,498,106
                                                                 ------------       -------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ............................................       72,929,996          81,226,921
                                                                 ------------       -------------
TOTAL INCREASE IN NET ASSETS ...............................       54,939,282         197,711,389
NET ASSETS:
   Beginning of period .....................................      390,887,898         193,176,509
                                                                 ------------       -------------
   End of period (a) .......................................     $445,827,180       $ 390,887,898
                                                                 ============       =============
----------
(a) Includes accumulated undistributed net investment
   income of ...............................................     $  1,364,256       $     195,358
                                                                 ------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $3,209,375,222) ................   $3,442,828,254
   Cash ......................................................            1,125
   Dividends, interest and other receivables .................        3,706,607
   Receivable from Separate Accounts for Trust shares sold ...        2,182,468
   Variation margin receivable on futures contracts ..........           37,975
   Other assets ..............................................           22,416
                                                                 --------------
      Total assets ...........................................    3,448,778,845
                                                                 --------------
LIABILITIES
   Collateral held for loaned securities .....................      109,955,611
   Payable for securities purchased ..........................        4,360,733
   Payable to Separate Accounts for Trust shares redeemed ....          725,185
   Investment management fees payable ........................          675,196
   Distribution fees payable - Class IB ......................          355,557
   Administrative fees payable ...............................          124,072
   Trustees' fees payable ....................................           93,065
   Accrued expenses ..........................................          299,423
                                                                 --------------
      Total liabilities ......................................      116,588,842
                                                                 --------------
NET ASSETS ...................................................   $3,332,190,003
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $3,128,368,909
   Accumulated undistributed net investment income ...........       19,446,276
   Accumulated undistributed net realized loss ...............      (49,104,864)
   Unrealized appreciation on investments ....................      233,479,682
                                                                 --------------
      Net assets .............................................   $3,332,190,003
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per share,
      $1,570,731,609 / 71,141,730 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        22.08
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per share,
      $1,761,458,394 / 80,261,944 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        21.95
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends ....................................................   $ 26,335,374
   Interest .....................................................        139,089
   Securities lending (net) .....................................         18,858
                                                                    ------------
      Total income ..............................................     26,493,321
                                                                    ------------
EXPENSES
   Investment management fees ...................................      4,035,542
   Distribution fees - Class IB .................................      2,089,352
   Administrative fees ..........................................        472,829
   Printing and mailing expenses ................................        209,714
   Custodian fees ...............................................         44,132
   Professional fees ............................................         38,454
   Trustees' fees ...............................................         25,371
   Miscellaneous ................................................         26,327
                                                                    ------------
      Total expenses ............................................      6,941,721
                                                                    ------------
NET INVESTMENT INCOME ...........................................     19,551,600
                                                                    ------------
REALIZED AND UNREALIZED GAIN
   Realized gain on:
   Securities ...................................................      1,328,685
   Futures ......................................................        428,911
                                                                    ------------
      Net realized gain .........................................      1,757,596
                                                                    ------------
   Change in unrealized appreciation on:
   Securities ...................................................     80,555,993
   Futures ......................................................          1,450
                                                                    ------------
      Net change in unrealized appreciation .....................     80,557,443
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ................................     82,315,039
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $101,866,639
                                                                    ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months Ended
                                                                                   June 30, 2004        Year Ended
                                                                                    (Unaudited)     December 31, 2003
                                                                                 ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income .....................................................    $   19,551,600     $   34,565,964
   Net realized gain on investments ..........................................         1,757,596          1,935,112
   Net change in unrealized appreciation on investments ......................        80,557,443        612,739,486
                                                                                  --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................       101,866,639        649,240,562
                                                                                  --------------     --------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ..................................................................           (85,458)       (21,055,994)
   Class IB ..................................................................           (95,499)       (17,092,908)
                                                                                  --------------     --------------
TOTAL DIVIDENDS ..............................................................          (180,957)       (38,148,902)
                                                                                  --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [3,094,319 and 6,089,788 shares, respectively] ........        67,371,299        113,575,924
   Capital shares issued in reinvestment of dividends [3,888 and 1,014,444
      shares, respectively] ..................................................            85,458         21,055,994
   Capital shares repurchased [(4,950,093) and (8,373,738) shares,
      respectively] ..........................................................      (107,793,184)      (153,707,941)
                                                                                  --------------     --------------
   Total Class IA transactions ...............................................       (40,336,427)       (19,076,023)
                                                                                  --------------     --------------
   Class IB
   Capital shares sold [10,317,532 and 29,087,055 shares, respectively] ......       223,472,735        540,132,998
   Capital shares issued in reinvestment of dividends [4,370 and 827,731
      shares, respectively] ..................................................            95,499         17,092,908
   Capital shares repurchased [(4,742,219) and (6,314,587) shares,
      respectively] ..........................................................      (102,345,374)      (116,331,177)
                                                                                  --------------     --------------
   Total Class IB transactions ...............................................       121,222,860        440,894,729
                                                                                  --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........        80,886,433        421,818,706
                                                                                  --------------     --------------
TOTAL INCREASE IN NET ASSETS .................................................       182,572,115      1,032,910,366
NET ASSETS:
   Beginning of period .......................................................     3,149,617,888      2,116,707,522
                                                                                  --------------     --------------
   End of period (a) .........................................................    $3,332,190,003     $3,149,617,888
                                                                                  ==============     ==============
----------
   (a) Includes accumulated undistributed net investment income of ...........    $   19,446,276     $       75,633
                                                                                  --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $164,189,519) .....................   $174,890,398
   Receivable for securities sold ...............................      3,698,999
   Receivable from Separate Accounts for Trust shares sold ......        711,307
   Dividends, interest and other receivables ....................         91,165
   Other assets .................................................            918
                                                                    ------------
      Total assets ..............................................    179,392,787
                                                                    ------------
LIABILITIES
   Collateral held for loaned securities ........................     16,771,673
   Payable for securities purchased .............................      5,849,588
   Investment management fees payable ...........................         72,542
   Distribution fees payable - Class IB .........................         30,829
   Administrative fees payable ..................................          7,783
   Payable to Separate Accounts for Trust shares redeemed .......          6,086
   Trustees' fees payable .......................................            946
   Accrued expenses .............................................         42,220
                                                                    ------------
      Total liabilities .........................................     22,781,667
                                                                    ------------
NET ASSETS ......................................................   $156,611,120
                                                                    ============
   Net assets were comprised of:
   Paid in capital ..............................................   $143,357,255
   Accumulated undistributed net investment income ..............         29,051
   Accumulated undistributed net realized gain ..................      2,523,935
   Unrealized appreciation on investments .......................     10,700,879
                                                                    ------------
      Net assets ................................................   $156,611,120
                                                                    ============
Class IA
   Net asset value, offering and redemption price per share,
      $84,367 / 9,790 shares outstanding (unlimited amount
      authorized: $0.01 par value) ..............................   $       8.62
                                                                    ============
Class IB
   Net asset value, offering and redemption price per share,
      $156,526,753 / 18,236,595 shares outstanding (unlimited
      amount authorized: $0.01 par value) .......................   $       8.58
                                                                    ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends ....................................................   $   341,289
   Interest .....................................................        13,991
   Securities lending (net) .....................................         4,351
                                                                    -----------
      Total income ..............................................       359,631
                                                                    -----------
EXPENSES
   Investment management fees ...................................       436,030
   Distribution fees - Class IB .................................       167,606
   Administrative fees ..........................................        31,872
   Professional fees ............................................        20,462
   Custodian fees ...............................................        14,338
   Printing and mailing expenses ................................         8,440
   Trustees' fees ...............................................           940
   Miscellaneous ................................................         2,290
                                                                    -----------
      Gross expenses ............................................       681,978
   Less: Waiver of investment management fees ...................       (45,112)
         Fees paid indirectly ...................................      (306,588)
                                                                    -----------
      Net expenses ..............................................       330,278
                                                                    -----------
NET INVESTMENT INCOME ...........................................        29,353
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on securities ..................................     4,113,932
   Net change in unrealized depreciation on securities ..........    (1,776,125)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................     2,337,807
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 2,367,160
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                Six Months Ended
                                                                                  June 30, 2004        Year Ended
                                                                                   (Unaudited)     December 31, 2003
                                                                                ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .............................................     $     29,353       $   (175,760)
   Net realized gain on investments .........................................        4,113,932          4,967,141
   Net change in unrealized appreciation (depreciation) on investments ......       (1,776,125)        12,883,354
                                                                                  ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................        2,367,160         17,674,735
                                                                                  ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [954 and 768 shares, respectively] ...................            8,119              5,414
   Capital shares repurchased [(27) and (120) shares, respectively] .........             (239)              (836)
                                                                                  ------------       ------------
   Total Class IA transactions ..............................................            7,880              4,578
                                                                                  ------------       ------------
   Class IB
   Capital shares sold [6,527,206 and 10,234,420 shares, respectively] ......       56,215,446         76,370,700
   Capital shares repurchased [(1,364,277) and (1,300,792) shares,
      respectively] .........................................................      (11,713,453)        (9,511,873)
                                                                                  ------------       ------------
   Total Class IB transactions ..............................................       44,501,993         66,858,827
                                                                                  ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ........       44,509,873         66,863,405
                                                                                  ------------       ------------
TOTAL INCREASE IN NET ASSETS ................................................       46,877,033         84,538,140
NET ASSETS:
   Beginning of period ......................................................      109,734,087         25,195,947
                                                                                  ------------       ------------
   End of period (a) ........................................................     $156,611,120       $109,734,087
                                                                                  ============       ============
----------
   (a) Includes accumulated undistributed (overdistributed) net investment
      income of .............................................................     $     29,051       $       (302)
                                                                                  ------------       ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,028,164,746) ................   $1,166,379,862
   Receivable for securities sold ............................        8,411,548
   Receivable from Separate Accounts for Trust shares sold ...        1,126,230
   Dividends, interest and other receivables .................          408,952
   Other assets ..............................................            6,340
                                                                 --------------
      Total assets ...........................................    1,176,332,932
                                                                 --------------
LIABILITIES
   Overdraft payable (Foreign cash receivable $42,011) .......          179,659
   Collateral held for loaned securities .....................      182,319,339
   Payable for securities purchased ..........................       15,439,894
   Payable to Separate Accounts for Trust shares redeemed ....          829,011
   Investment management fees payable ........................          527,845
   Distribution fees payable - Class IB ......................          193,004
   Administrative fees payable ...............................           25,090
   Trustees' fees payable ....................................            7,424
   Accrued expenses ..........................................          101,945
                                                                 --------------
      Total liabilities ......................................      199,623,211
                                                                 --------------
NET ASSETS ...................................................   $  976,709,721
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $  806,580,079
   Accumulated overdistributed net investment income .........       (1,086,726)
   Accumulated undistributed net realized gain ...............       33,015,426
   Unrealized appreciation on investments ....................      138,200,942
                                                                 --------------
      Net assets .............................................   $  976,709,721
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per share,
      $5,038,050 / 475,551 shares outstanding (unlimited
      amount authorized: $0.01 par value) ....................   $        10.59
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per share,
      $971,671,671 / 92,268,005 shares outstanding (unlimited
      amount authorized: $0.01 par value) ....................   $        10.53
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $6,301 foreign withholding tax) .........   $    3,263,244
   Interest ..................................................          100,787
   Securities lending (net) ..................................          158,248
                                                                 --------------
      Total income ...........................................        3,522,279
                                                                 --------------
EXPENSES
   Investment management fees ................................        3,086,115
   Distribution fees - Class IB ..............................        1,097,426
   Administrative fees .......................................          133,006
   Printing and mailing expenses .............................           56,363
   Custodian fees ............................................           48,571
   Professional fees .........................................           24,243
   Trustees' fees ............................................            6,380
   Miscellaneous .............................................           11,576
                                                                 --------------
      Gross expenses .........................................        4,463,680
   Less: Waiver of investment management fees ................          (55,562)
                                                                 --------------
      Net expenses ...........................................        4,408,118
                                                                 --------------
NET INVESTMENT LOSS ..........................................         (885,839)
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ................................................       36,401,416
   Foreign currency transactions .............................          (42,112)
                                                                 --------------
      Net realized gain ......................................       36,359,304
                                                                 --------------
   Change in unrealized appreciation (depreciation) on:
   Securities ................................................          519,713
   Foreign currency translations .............................          (14,900)
                                                                 --------------
      Net change in unrealized appreciation ..................          504,813
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN .............................       36,864,117
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $   35,978,278
                                                                 ==============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months Ended
                                                                                   June 30, 2004        Year Ended
                                                                                    (Unaudited)     December 31, 2003
                                                                                 ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss .......................................................     $   (885,839)      $   (435,080)
   Net realized gain on investments and foreign currency transactions ........       36,359,304         47,959,292
   Net change in unrealized appreciation on investments and foreign currency
      translations ...........................................................          504,813        142,964,387
                                                                                   ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................       35,978,278        190,488,599
                                                                                   ------------       ------------
DISTRIBUTIONS:
   Distributions from net realized capital gains
   Class IA ..................................................................          (15,917)                --
   Class IB ..................................................................       (3,241,919)                --
                                                                                   ------------       ------------
TOTAL DISTRIBUTIONS ..........................................................       (3,257,836)                --
                                                                                   ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [201,784 and 269,055 shares, respectively] ............        2,084,357          2,323,228
   Capital shares issued in reinvestment of distributions [1,536 and 0
      shares, respectively] ..................................................           15,917                 --
   Capital shares repurchased [(5,873) and (5,981) shares, respectively] .....          (60,539)           (49,077)
                                                                                   ------------       ------------
   Total Class IA transactions ...............................................        2,039,735          2,274,151
                                                                                   ------------       ------------
   Class IB
   Capital shares sold [17,548,184 and 43,706,692 shares, respectively] ......      181,081,153        364,744,569
   Capital shares issued in reinvestment of distributions [314,752 and 0
      shares, respectively] ..................................................        3,241,919                 --
   Capital shares repurchased [(3,651,167) and (5,266,171) shares,
      respectively] ..........................................................      (37,305,458)       (42,628,831)
                                                                                   ------------       ------------
   Total Class IB transactions ...............................................      147,017,614        322,115,738
                                                                                   ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........      149,057,349        324,389,889
                                                                                   ------------       ------------
TOTAL INCREASE IN NET ASSETS .................................................      181,777,791        514,878,488
NET ASSETS:
   Beginning of period .......................................................      794,931,930        280,053,442
                                                                                   ------------       ------------
   End of period (a) .........................................................     $976,709,721       $794,931,930
                                                                                   ============       ============
----------
   (a) Includes accumulated overdistributed net investment income of .........     $ (1,086,726)      $   (200,887)
                                                                                   ------------       ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,358,164,602) ................   $1,471,234,797
   Cash (Foreign cash $2) ....................................          335,104
   Receivable for securities sold ............................       13,728,124
   Receivable from Separate Accounts for Trust shares sold ...        1,314,785
   Dividends, interest and other receivables .................          679,776
   Other assets ..............................................            8,435
                                                                 --------------
      Total assets ...........................................    1,487,301,021
                                                                 --------------
LIABILITIES
   Collateral held for loaned securities .....................      209,780,775
   Payable for securities purchased ..........................       10,306,693
   Investment management fees payable ........................          741,055
   Payable to Separate Accounts for Trust shares redeemed ....          334,331
   Distribution fees payable - Class IB ......................          244,006
   Recoupment fees payable ...................................          113,531
   Administrative fees payable ...............................           35,026
   Trustees' fees payable ....................................           21,373
   Accrued expenses ..........................................          128,798
                                                                 --------------
      Total liabilities ......................................      221,705,588
                                                                 --------------
NET ASSETS ...................................................   $1,265,595,433
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $1,135,672,769
   Accumulated undistributed net investment income ...........          183,807
   Accumulated undistributed net realized gain ...............       16,668,659
   Unrealized appreciation on investments ....................      113,070,198
                                                                 --------------
      Net assets .............................................   $1,265,595,433
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per share,
      $30,666,287 / 2,369,836 shares outstanding (unlimited
      amount authorized: $0.01 par value) ....................   $        12.94
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per share,
      $1,234,929,146 / 95,673,063 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        12.91
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $33,540 foreign withholding tax) ........   $    5,117,728
   Interest ..................................................          259,837
   Securities lending (net) ..................................          138,462
                                                                 --------------
      Total income ...........................................        5,516,027
                                                                 --------------
EXPENSES
   Investment management fees ................................        4,394,382
   Distribution fees - Class IB ..............................        1,445,580
   Recoupment fees ...........................................          253,796
   Administrative fees .......................................          176,613
   Printing and mailing expenses .............................           76,629
   Custodian fees ............................................           47,492
   Professional fees .........................................           25,845
   Trustees' fees ............................................            8,779
   Miscellaneous .............................................          115,126
                                                                 --------------
      Total expenses .........................................        6,544,242
                                                                 --------------
NET INVESTMENT LOSS ..........................................       (1,028,215)
                                                                 --------------
REALIZED AND UNREALIZED GAIN
   Realized gain on:
   Securities ................................................       19,953,533
   Foreign currency transactions .............................            4,851
                                                                 --------------
      Net realized gain ......................................       19,958,384
                                                                 --------------
   Change in unrealized appreciation on:
   Securities ................................................       55,688,811
   Foreign currency translations .............................            7,079
                                                                 --------------
      Net change in unrealized appreciation ..................       55,695,890
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN .............................       75,654,274
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $   74,626,059
                                                                 ==============

STATEMENT OF CHANGES IN NET ASSETS Six Months Ended

                                                                               Six Months Ended
                                                                                 June 30, 2004        Year Ended
                                                                                  (Unaudited)     December 31, 2003
                                                                               ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ............................................    $   (1,028,215)    $    4,810,224
   Net realized gain on investments and foreign currency transactions ......        19,958,384        142,004,780
   Net change in unrealized appreciation on investments and foreign
      currency translations ................................................        55,695,890        116,637,549
                                                                                --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................        74,626,059        263,452,553
                                                                                --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class IA ................................................................                --           (133,233)
   Class IB ................................................................                --         (3,485,779)
                                                                                --------------     --------------
                                                                                            --         (3,619,012)
                                                                                --------------     --------------
   Distributions from net realized capital gains
   Class IA ................................................................        (2,132,002)                --
   Class IB ................................................................       (86,933,041)                --
                                                                                --------------     --------------
                                                                                   (89,065,043)                --
                                                                                --------------     --------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ..........................................       (89,065,043)        (3,619,012)
                                                                                --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [441,368 and 866,418 shares, respectively] ..........         5,923,124          9,542,028
   Capital shares issued in reinvestment of dividends and distributions
      [169,266 and 10,378 shares, respectively] ............................         2,132,002            133,233
   Capital shares repurchased [(266,856) and (757,472) shares,
      respectively] ........................................................        (3,586,858)        (8,179,501)
   Total Class IA transactions .............................................         4,468,268          1,495,760
   Class IB
   Capital shares sold [9,593,240 and 25,077,453 shares, respectively] .....       128,536,156        270,759,189
   Capital shares issued in reinvestment of dividends and
      distributions [6,918,276 and 271,794 shares, respectively] ...........        86,933,041          3,485,779
   Capital shares repurchased [(4,798,468) and
      (7,107,263) shares, respectively] ....................................       (64,317,768)       (76,896,594)
                                                                                --------------     --------------
   Total Class IB transactions .............................................       151,151,429        197,348,374
                                                                                --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .......       155,619,697        198,844,134
                                                                                --------------     --------------
TOTAL INCREASE IN NET ASSETS ...............................................       141,180,713        458,677,675
NET ASSETS:
   Beginning of period .....................................................     1,124,414,720        665,737,045
                                                                                --------------     --------------
   End of period (a) .......................................................    $1,265,595,433     $1,124,414,720
                                                                                ==============     ==============
----------
(a) Includes accumulated undistributed net investment income of ............    $      183,807     $    1,212,022
                                                                                --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $260,571,942) ....................   $291,821,026
   Receivable from Separate Accounts for Trust shares sold .....        418,542
   Dividends, interest and other receivables ...................        138,565
   Other assets ................................................          1,996
                                                                   ------------
      Total assets .............................................    292,380,129
                                                                   ------------
LIABILITIES
   Collateral held for loaned securities .......................      5,846,246
   Payable for securities purchased ............................        854,882
   Investment management fees payable ..........................        188,127
   Payable to Separate Accounts for Trust shares redeemed ......         78,861
   Distribution fees payable - Class IB ........................         57,250
   Administrative fees payable .................................         10,086
   Trustees' fees payable ......................................          3,195
   Accrued expenses ............................................         51,161
                                                                   ------------
      Total liabilities ........................................      7,089,808
                                                                   ------------
NET ASSETS .....................................................   $285,290,321
                                                                   ============
   Net assets were comprised of:
   Paid in capital .............................................   $313,995,627
   Accumulated overdistributed net investment income ...........       (399,638)
   Accumulated undistributed net realized loss .................    (59,554,752)
   Unrealized appreciation on investments ......................     31,249,084
                                                                   ------------
      Net assets ...............................................   $285,290,321
                                                                   ============
Class IA
   Net asset value, offering and redemption price per share,
      $175,305 / 29,438 shares outstanding (unlimited amount
      authorized: $0.01 par value) .............................   $       5.96
                                                                   ============
Class IB
   Net asset value, offering and redemption price per share,
      $285,115,016 / 48,147,009 shares outstanding (unlimited
      amount authorized: $0.01 par value) ......................   $       5.92
                                                                   ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $28,492 foreign withholding tax) ...........   $ 1,073,660
   Interest .....................................................        54,589
   Securities lending (net) .....................................        27,180
                                                                    -----------
      Total income ..............................................     1,155,429
                                                                    -----------
EXPENSES
   Investment management fees ...................................     1,215,639
   Distribution fees - Class IB .................................       337,472
   Administrative fees ..........................................        51,898
   Professional fees ............................................        21,177
   Printing and mailing expenses ................................        17,491
   Custodian fees ...............................................        12,110
   Trustees' fees ...............................................         2,010
   Miscellaneous ................................................         3,555
                                                                    -----------
      Gross expenses ............................................     1,661,352
   Less: Waiver of investment management fees ...................      (108,008)
                                                                    -----------
      Net expenses ..............................................     1,553,344
                                                                    -----------
NET INVESTMENT LOSS .............................................      (397,915)
                                                                    -----------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities ..................................     9,174,400
   Net change in unrealized appreciation on securities ..........     2,068,296
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    11,242,696
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $10,844,781
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                            Six Months Ended
                                                                              June 30, 2004        Year Ended
                                                                               (Unaudited)     December 31, 2003
                                                                            ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ..................................................     $   (397,915)      $   (466,033)
   Net realized gain (loss) on investments ..............................        9,174,400        (15,678,136)
   Net change in unrealized appreciation on investments .................        2,068,296         65,310,799
                                                                              ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................       10,844,781         49,166,630
                                                                              ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [3,710 and 15,363 shares, respectively] ..........           21,578             73,153
   Capital shares repurchased [(903) and (4,555) shares,
      respectively] .....................................................           (5,243)           (21,692)
                                                                              ------------       ------------
Total Class IA transactions .............................................           16,335             51,461
                                                                              ------------       ------------
   Class IB
   Capital shares sold [6,446,932 and 16,496,398 shares,
      respectively] .....................................................       37,460,714         81,747,676
   Capital shares repurchased [(4,054,421) and (6,480,625) shares,
      respectively] .....................................................      (23,513,644)       (32,121,953)
                                                                              ------------       ------------
   Total Class IB transactions ..........................................       13,947,070         49,625,723
                                                                              ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....       13,963,405         49,677,184
                                                                              ------------       ------------
TOTAL INCREASE IN NET ASSETS ............................................       24,808,186         98,843,814
                                                                              ------------       ------------
NET ASSETS:
   Beginning of period ..................................................      260,482,135        161,638,321
                                                                              ------------       ------------
   End of period (a) ....................................................     $285,290,321       $260,482,135
                                                                              ============       ============
----------
   (a) Includes accumulated overdistributed net investment income of ....     $   (399,638)      $     (1,723)
                                                                              ------------       ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,595,047,352) ................   $1,591,456,540
   Cash ......................................................          250,769
   Receivable for forward commitments ........................      212,149,062
   Dividends, interest and other receivables .................        6,710,535
   Receivable for securities sold ............................        4,778,829
   Receivable from Separate Accounts for Trust shares sold ...          789,650
   Variation margin receivable on futures contracts ..........          187,123
   Other assets ..............................................            8,502
                                                                 --------------
      Total assets ...........................................    1,816,331,010
                                                                 --------------
LIABILITIES
   Payable for forward commitments ...........................      583,741,179
   Collateral held for loaned securities .....................       86,958,262
   Payable for securities purchased ..........................       26,999,978
   Payable to Separate Accounts for Trust shares redeemed ....        1,147,110
   Variation margin payable on futures contracts .............          458,562
   Investment management fees payable ........................          401,432
   Distribution fees payable - Class IB ......................          226,392
   Administrative fees payable ...............................           38,531
   Trustees' fees payable ....................................           14,720
   Accrued expenses ..........................................          146,744
                                                                 --------------
      Total liabilities ......................................      700,132,910
                                                                 --------------
NET ASSETS ...................................................   $1,116,198,100
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $1,106,703,374
   Accumulated undistributed net investment income ...........       14,036,015
   Accumulated undistributed net realized loss ...............         (340,528)
   Unrealized depreciation on investments ....................       (4,200,761)
                                                                 --------------
      Net assets .............................................   $1,116,198,100
                                                                 ==============
Class IA
   Net asset value, offering and redemption price
      per share, $3,618,723 / 324,152 shares
      outstanding (unlimited amount authorized:
      $0.01 par value) .......................................   $        11.16
                                                                 ==============
Class IB
   Net asset value, offering and redemption price
      per share, $1,112,579,377 / 99,715,183 shares
      outstanding (unlimited amount authorized:
      $0.01 par value) .......................................   $        11.16
                                                                 ==============

STATEMENT OF OPERATIONS
For the Year Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Interest ....................................................   $ 18,078,630
   Securities lending (net) ....................................        127,919
                                                                   ------------
      Total income .............................................     18,206,549
                                                                   ------------
EXPENSES
   Investment management fees ..................................      2,440,593
   Distribution fees - Class IB ................................      1,377,298
   Administrative fees .........................................        170,108
   Printing and mailing expenses ...............................         72,355
   Custodian fees ..............................................         49,443
   Professional fees ...........................................         26,149
   Trustees' fees ..............................................          8,335
   Miscellaneous ...............................................         10,991
                                                                   ------------
      Total expenses ...........................................      4,155,272
                                                                   ------------
NET INVESTMENT INCOME ..........................................     14,051,277
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ..................................................      1,349,008
   Futures .....................................................      1,617,729
   Foreign currency transactions ...............................        (21,253)
                                                                   ------------
      Net realized gain ........................................      2,945,484
                                                                   ------------
   Change in unrealized depreciation on:
   Securities ..................................................    (17,446,765)
   Futures .....................................................       (516,665)
                                                                   ------------
      Net change in unrealized depreciation ....................    (17,963,430)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ...............................    (15,017,946)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $   (966,669)
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months Ended
                                                                                    June 30, 2004        Year Ended
                                                                                     (Unaudited)     December 31, 2003
                                                                                  ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ......................................................    $   14,051,277     $   27,050,582
   Net realized gain on investments and foreign currency transactions .........         2,945,484         12,074,528
   Net change in unrealized depreciation on investments .......................       (17,963,430)        (8,897,740)
                                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............          (966,669)        30,227,370
                                                                                   --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class IA ...................................................................              (336)           (57,909)
   Class IB ...................................................................          (109,444)       (29,592,757)
                                                                                   --------------     --------------
                                                                                         (109,780)       (29,650,666)
                                                                                   --------------     --------------
   Distributions from net realized capital gains
   Class IA ...................................................................            (7,017)           (10,851)
   Class IB ...................................................................        (2,288,382)        (6,644,195)
                                                                                   --------------     --------------
                                                                                       (2,295,399)        (6,655,046)
                                                                                   --------------     --------------
TOTAL DIVIDENDS AND DISTRIBUTIONS .............................................        (2,405,179)       (36,305,712)
                                                                                   --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [138,004 and 182,833 shares, respectively] .............         1,553,501          2,083,775
   Capital shares issued in reinvestment of dividends and  distributions
      [665 and 6,136 shares, respectively] ....................................             7,353             68,760
   Capital shares repurchased [(4,324) and (10,877) shares, respectively] .....           (48,797)          (124,095)
                                                                                   --------------     --------------
   Total Class IA transactions ................................................         1,512,057          2,028,440
                                                                                   --------------     --------------
   Class IB
   Capital shares sold [10,457,389 and 40,115,227 shares, respectively] .......       117,961,446        456,539,615
   Capital shares issued in reinvestment of dividends and
      distributions [217,010 and 3,227,921 shares, respectively] ..............         2,397,826         36,236,952
   Capital shares repurchased [(7,690,197) and (15,261,897) shares,
      respectively] ...........................................................       (86,382,007)      (173,237,744)
                                                                                   --------------     --------------
   Total Class IB transactions ................................................        33,977,265        319,538,823
                                                                                   --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        35,489,322        321,567,263
                                                                                   --------------     --------------
TOTAL INCREASE IN NET ASSETS ..................................................        32,117,474        315,488,921
NET ASSETS:
   Beginning of period ........................................................     1,084,080,626        768,591,705
                                                                                   --------------     --------------
   End of period (a) ..........................................................    $1,116,198,100     $1,084,080,626
                                                                                   ==============     ==============
----------
   (a) Includes accumulated undistributed net investment income of ............    $   14,036,015     $       94,518
                                                                                   --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,030,793,037) ................   $1,141,720,224
   Receivable for securities sold ............................        6,837,243
   Receivable from Separate Accounts for Trust shares sold ...        1,910,197
   Dividends, interest and other receivables .................          885,087
   Other assets ..............................................            7,097
                                                                 --------------
      Total assets ...........................................    1,151,359,848
                                                                 --------------
LIABILITIES
   Overdraft payable .........................................          328,290
   Collateral held for loaned securities .....................       80,913,425
   Payable for securities purchased ..........................       12,163,411
   Investment management fees payable ........................          622,084
   Distribution fees payable - Class IB ......................          164,889
   Administrative fees payable ...............................           23,881
   Payable to Separate Accounts for Trust shares redeemed ....           21,584
   Trustees' fees payable ....................................            9,019
   Accrued expenses ..........................................           94,358
                                                                 --------------
      Total liabilities ......................................       94,340,941
                                                                 --------------
NET ASSETS ...................................................   $1,057,018,907
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $  857,934,746
   Accumulated undistributed net investment income ...........        3,241,270
   Accumulated undistributed net realized gain ...............       84,915,704
   Unrealized appreciation on investments ....................      110,927,187
                                                                 --------------
      Net assets .............................................   $1,057,018,907
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per share,
      $215,857,172 / 15,379,426 shares outstanding (unlimited
      amount authorized: $0.01 par value) ....................   $        14.04
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per share,
      $841,161,735 / 59,972,310 shares outstanding (unlimited
      amount authorized: $0.01 par value) ....................   $        14.03
                                                                 ==============
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $2,490 foreign withholding tax) ...........   $  5,738,707
   Interest ....................................................        121,635
   Securities lending (net) ....................................        259,057
                                                                   ------------
      Total income .............................................      6,119,399
                                                                   ------------
EXPENSES
   Investment management fees ..................................      3,564,718
   Distribution fees - Class IB ................................        946,608
   Administrative fees .........................................        139,002
   Recoupment fees .............................................         70,811
   Printing and mailing expenses ...............................         60,933
   Professional fees ...........................................         24,604
   Custodian fees ..............................................         20,980
   Trustees' fees ..............................................          6,935
   Miscellaneous ...............................................          7,117
                                                                   ------------
      Gross expenses ...........................................      4,841,708
   Less: Fees paid indirectly ..................................     (1,303,992)
                                                                   ------------
      Net expenses .............................................      3,537,716
                                                                   ------------
NET INVESTMENT INCOME ..........................................      2,581,683
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on securities .................................     86,086,933
   Net change in unrealized depreciation on securities .........    (26,557,374)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ...............................     59,529,559
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................   $ 62,111,242
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six Months Ended
                                                                   June 30, 2004        Year Ended
                                                                    (Unaudited)     December 31, 2003
                                                                 ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .....................................    $    2,581,683      $  2,932,675
   Net realized gain on investments ..........................        86,086,933        25,253,256
   Net change in unrealized appreciation (depreciation)
      on investments .........................................       (26,557,374)      154,950,474
                                                                  --------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........        62,111,242       183,136,405
                                                                  --------------      ------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class IA ..................................................                --          (825,882)
   Class IB ..................................................                --        (2,061,759)
                                                                  --------------      ------------
                                                                              --        (2,887,641)
                                                                  --------------      ------------
   Distributions from net realized capital gains
   Class IA ..................................................        (2,407,228)       (1,083,231)
   Class IB ..................................................        (9,400,327)       (4,189,535)
                                                                  --------------      ------------
                                                                     (11,807,555)       (5,272,766)
                                                                  --------------      ------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ............................       (11,807,555)       (8,160,407)
                                                                  --------------      ------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [1,914,069 and 13,258,825 shares,
      respectively] ..........................................        26,200,842       153,466,842
   Capital shares issued in reinvestment of dividends
      and distributions [177,546 and 146,620 shares,
      respectively] ..........................................         2,407,228         1,909,113
   Capital shares repurchased [(83,289) and (40,215) shares,
      respectively] ..........................................        (1,153,816)         (481,798)
                                                                  --------------      ------------
   Total Class IA transactions ...............................        27,454,254       154,894,157
                                                                  --------------      ------------
   Class IB
   Capital shares sold [10,089,166 and 24,994,422 shares,
      respectively] ..........................................       138,917,944       277,353,044
   Capital shares issued in reinvestment of dividends and
      distributions [693,706 and 479,786 shares,
      respectively] ..........................................         9,400,327         6,251,294
   Capital shares repurchased [(2,659,198) and (4,119,642)
      shares, respectively] ..................................       (36,320,922)      (44,302,570)
                                                                  --------------      ------------
   Total Class IB transactions ...............................       111,997,349       239,301,768
                                                                  --------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..............................................       139,451,603       394,195,925
                                                                  --------------      ------------
TOTAL INCREASE IN NET ASSETS .................................       189,755,290       569,171,923
NET ASSETS:
   Beginning of period .......................................       867,263,617       298,091,694
                                                                  --------------      ------------
   End of period (a) .........................................    $1,057,018,907      $867,263,617
                                                                  ==============      ============
----------
   (a) Includes accumulated undistributed net investment
      income of ..............................................    $    3,241,270      $    659,587
                                                                  --------------      ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,302,329,053) ................   $1,446,740,434
   Receivable for securities sold ............................       24,127,035
   Receivable from Separate Accounts for Trust shares sold ...        2,050,311
   Dividends, interest and other receivables .................          769,577
   Other assets ..............................................           10,927
                                                                 --------------
      Total assets ...........................................    1,473,698,284
                                                                 --------------
LIABILITIES
   Overdraft payable (Foreign cash receivable $1,507) ........        2,049,398
   Collateral held for loaned securities .....................       10,851,724
   Payable for securities purchased ..........................        2,856,560
   Investment management fees payable ........................          987,017
   Payable to Separate Accounts for Trust shares redeemed ....          236,179
   Distribution fees payable - Class IB ......................          212,250
   Administrative fees payable ...............................           28,496
   Trustees' fees payable ....................................            9,422
   Accrued expenses ..........................................          110,754
                                                                 --------------
      Total liabilities ......................................       17,341,800
                                                                 --------------
NET ASSETS ...................................................   $1,456,356,484
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $1,302,598,586
   Accumulated overdistributed net investment income .........         (929,339)
   Accumulated undistributed net realized gain ...............       10,267,522
   Unrealized appreciation on investments ....................      144,419,715
                                                                 --------------
      Net assets .............................................   $1,456,356,484
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per share,
      $400,212,014 / 30,358,905 shares outstanding (unlimited
      amount authorized: $0.01 par value) ....................   $        13.18
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per share,
      $1,056,144,470 / 80,455,628 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        13.13
                                                                 ==============
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $640 foreign withholding tax) .............   $  5,641,989
   Interest ....................................................        375,781
   Securities lending (net) ....................................         12,313
                                                                   ------------
      Total income .............................................      6,030,083
                                                                   ------------
EXPENSES
   Investment management fees ..................................      5,969,553
   Distribution fees - Class IB ................................      1,233,126
   Administrative fees .........................................        191,751
   Printing and mailing expenses ...............................         86,666
   Professional fees ...........................................         26,473
   Custodian fees ..............................................         22,423
   Trustees' fees ..............................................          9,846
   Miscellaneous ...............................................         10,323
                                                                   ------------
      Gross expenses ...........................................      7,550,161
   Less: Waiver of investment management fees ..................       (260,128)
         Fees paid indirectly ..................................       (336,467)
                                                                   ------------
      Net expenses .............................................      6,953,566
                                                                   ------------
NET INVESTMENT LOSS ............................................       (923,483)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ..................................................     16,733,318
   Foreign currency transactions ...............................       (502,750)
                                                                   ------------
      Net realized gain ........................................     16,230,568
                                                                   ------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..................................................    (23,081,471)
   Foreign currency translations ...............................        541,814
                                                                   ------------
      Net change in unrealized depreciation ....................    (22,539,657)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ...............................     (6,309,089)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $ (7,232,572)
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six Months Ended
                                                                   June 30, 2004        Year Ended
                                                                    (Unaudited)     December 31, 2003
                                                                 ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss .......................................    $     (923,483)    $   (1,496,165)
   Net realized gain on investments and foreign currency
      transactions ...........................................        16,230,568            367,352
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency translations ..........       (22,539,657)       173,795,470
                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ................................................        (7,232,572)       172,666,657
                                                                  --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [4,862,793 and 25,658,994 shares,
      respectively] ..........................................        63,886,743        308,655,345
   Capital shares repurchased [(60,534) and (110,002) shares,
      respectively] ..........................................          (799,884)        (1,358,481)
                                                                  --------------     --------------
   Total Class IA transactions ...............................        63,086,859        307,296,864
                                                                  --------------     --------------
   Class IB
   Capital shares sold [15,277,597 and 51,277,357 shares,
      respectively] ..........................................       201,358,588        593,214,560
   Capital shares repurchased [(3,274,492) and (3,048,237)
      shares, respectively] ..................................       (42,816,376)       (34,891,238)
                                                                  --------------     --------------
   Total Class IB transactions ...............................       158,542,212        558,323,322
                                                                  --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..............................................       221,629,071        865,620,186
                                                                  --------------     --------------
TOTAL INCREASE IN NET ASSETS .................................       214,396,499      1,038,286,843
NET ASSETS:
   Beginning of period .......................................     1,241,959,985        203,673,142
                                                                  --------------     --------------
   End of period (a) .........................................    $1,456,356,484     $1,241,959,985
                                                                  ==============     ==============
----------
   (a) Includes accumulated overdistributed net investment
      income of ..............................................    $     (929,339)    $       (5,856)
                                                                  --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,650,877,669) ................   $1,865,235,751
   Receivable for securities sold ............................        3,358,038
   Receivable from Separate Accounts for Trust shares sold ...        2,677,164
   Dividends, interest and other receivables .................        1,680,848
   Other assets ..............................................           11,566
                                                                 --------------
      Total assets ...........................................    1,872,963,367
                                                                 --------------
LIABILITIES
   Collateral held for loaned securities .....................      112,979,599
   Investment management fees payable ........................          813,976
   Distribution fees payable - Class IB ......................          259,820
   Payable to Separate Accounts for Trust shares redeemed ....          232,327
   Administrative fees payable ...............................           46,149
   Trustees' fees payable ....................................           15,317
   Accrued expenses ..........................................          152,102
                                                                 --------------
      Total liabilities ......................................      114,499,290
                                                                 --------------
NET ASSETS ...................................................   $1,758,464,077
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $1,510,010,634
   Accumulated undistributed net investment income ...........        6,300,405
   Accumulated undistributed net realized gain ...............       27,794,956
   Unrealized appreciation on investments ....................      214,358,082
                                                                 --------------
      Net assets .............................................   $1,758,464,077
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per share,
      $461,837,200 / 29,896,556 shares outstanding (unlimited
      amount authorized: $0.01 par value) ....................   $        15.45
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per share,
      $1,296,626,877 / 83,901,946 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        15.45
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $68,356 foreign withholding tax) ...........   $12,232,649
   Interest .....................................................       324,250
   Securities lending (net) .....................................        90,595
                                                                    -----------
      Total income ..............................................    12,647,494
                                                                    -----------
EXPENSES
   Investment management fees ...................................     4,672,593
   Distribution fees - Class IB .................................     1,512,384
   Administrative fees ..........................................       230,929
   Printing and mailing expenses ................................       103,157
   Professional fees ............................................        27,930
   Custodian fees ...............................................        12,818
   Trustees' fees ...............................................        11,726
   Miscellaneous ................................................        12,521
                                                                    -----------
      Gross expenses ............................................     6,584,058
   Less: Fees paid indirectly ...................................      (253,621)
                                                                    -----------
      Net expenses ..............................................     6,330,437
                                                                    -----------
NET INVESTMENT INCOME ...........................................     6,317,057
                                                                    -----------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities ..................................    54,237,208
   Net change in unrealized appreciation on securities ..........    16,659,744
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    70,896,952
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $77,214,009
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six Months Ended
                                                                   June 30, 2004        Year Ended
                                                                    (Unaudited)     December 31, 2003
                                                                 ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income .....................................    $    6,317,057     $    7,845,247
   Net realized gain on investments ..........................        54,237,208          6,141,226
   Net change in unrealized appreciation on investments ......        16,659,744        284,121,898
                                                                  --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........        77,214,009        298,108,371
                                                                  --------------     --------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ..................................................           (92,735)        (2,430,210)
   Class IB ..................................................          (265,737)        (5,070,589)
                                                                  --------------     --------------
TOTAL DIVIDENDS ..............................................          (358,472)        (7,500,799)
                                                                  --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [5,767,621 and 24,075,977 shares,
      respectively] ..........................................        87,107,418        309,557,188
   Capital shares issued in reinvestment of dividends [6,077
      and 168,726 shares, respectively] ......................            92,735          2,430,210
   Capital shares repurchased [(48,034) and (80,077) shares,
      respectively] ..........................................          (725,081)        (1,062,820)
                                                                  --------------     --------------
   Total Class IA transactions ...............................        86,475,072        310,924,578
                                                                  --------------     --------------
   Class IB
   Capital shares sold [10,541,315 and 24,434,325 shares,
      respectively] ..........................................       159,800,594        303,356,646
   Capital shares issued in reinvestment of dividends [17,404
      and 351,433 shares, respectively] ......................           265,737          5,070,589
   Capital shares repurchased [(3,864,681) and (7,883,597)
      shares, respectively] ..................................       (58,383,767)       (97,138,171)
                                                                  --------------     --------------
   Total Class IB transactions ...............................       101,682,564        211,289,064
                                                                  --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ........................................       188,157,636        522,213,642
                                                                  --------------     --------------
TOTAL INCREASE IN NET ASSETS .................................       265,013,173        812,821,214
NET ASSETS:
   Beginning of period .......................................     1,493,450,904        680,629,690
                                                                  --------------     --------------
   End of period (a) .........................................    $1,758,464,077     $1,493,450,904
                                                                  ==============     ==============
----------
   (a) Includes accumulated undistributed net investment
      income of ..............................................    $    6,300,405     $      341,820
                                                                  --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $724,214,919)  ..................   $ 768,659,631
   Cash (Foreign cash $228,745)  ..............................      26,769,915
   Dividends, interest and other receivables ..................       2,358,469
   Receivable for securities sold .............................       2,292,447
   Receivable from Separate Accounts for Trust
      shares sold .............................................         736,467
   Other assets ...............................................           4,917
                                                                  -------------
      Total assets ............................................     800,821,846
                                                                  -------------
LIABILITIES
   Collateral held for loaned securities ......................      88,835,194
   Payable for securities purchased ...........................         514,656
   Investment management fees payable .........................         489,008
   Payable to Separate Accounts for Trust shares redeemed .....         248,509
   Distribution fees payable - Class IB .......................         142,918
   Trustees' fees payable .....................................          23,854
   Administrative fees payable ................................          23,442
   Recoupment fees payable ....................................           8,125
   Accrued expenses ...........................................         194,683
                                                                  -------------
      Total liabilities .......................................      90,480,389
                                                                  -------------
NET ASSETS ....................................................   $ 710,341,457
                                                                  =============
   Net assets were comprised of:
   Paid in capital ............................................   $ 769,593,278
   Accumulated undistributed net investment income ............       7,183,594
   Accumulated undistributed net realized loss ................    (110,975,240)
   Unrealized appreciation on investments .....................      44,539,825
                                                                  -------------
      Net assets ..............................................   $ 710,341,457
                                                                  =============
Class IA
   Net asset value, offering and redemption price per
      share, $3,290,334 / 288,625 shares outstanding
      (unlimited amount authorized: $0.01 par value)  .........   $       11.40
                                                                  =============
Class IB
   Net asset value, offering and redemption price per
      share, $707,051,123 / 62,098,677 shares
      outstanding (unlimited amount authorized: $0.01
      par value)  .............................................   $       11.39
                                                                  =============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $1,570,426 foreign withholding tax) ........   $11,410,096
   Interest .....................................................         2,959
   Securities lending (net)  ....................................       212,089
                                                                    -----------
      Total income ..............................................    11,625,144
                                                                    -----------
EXPENSES
   Investment management fees ...................................     2,905,087
   Distribution fees - Class IB .................................       850,875
   Custodian fees ...............................................       282,646
   Administrative fees ..........................................       109,950
   Printing and mailing expenses ................................        44,039
   Recoupment fees ..............................................        40,173
   Professional fees ............................................        23,923
   Trustees' fees ...............................................         4,943
   Miscellaneous ................................................         6,981
                                                                    -----------
      Gross expenses ............................................     4,268,617
   Less: Fees paid indirectly ...................................      (581,800)
                                                                    -----------
      Net expenses ..............................................     3,686,817
                                                                    -----------
NET INVESTMENT INCOME ...........................................     7,938,327
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ...................................................    28,370,783
   Foreign currency transactions ................................       (48,680)
                                                                    -----------
      Net realized gain .........................................    28,322,103
                                                                    -----------
   Change in unrealized depreciation on:
   Securities ...................................................    (3,783,233)
   Foreign currency translations ................................       (39,905)
                                                                    -----------
      Net change in unrealized depreciation .....................    (3,823,138)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    24,498,965
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $32,437,292
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended
                                                                                            June 30, 2004        Year Ended
                                                                                             (Unaudited)     December 31, 2003
                                                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ..............................................................     $  7,938,327       $   6,439,544
   Net realized gain on investments and foreign currency transactions .................       28,322,103          28,983,098
   Net change in unrealized appreciation (depreciation) on investments
      and foreign currency translations ...............................................       (3,823,138)        114,219,786
                                                                                            ------------       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................       32,437,292         149,642,428
                                                                                            ------------       -------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ...........................................................................             (466)            (43,551)
   Class IB ...........................................................................         (105,270)        (13,412,533)
                                                                                            ------------       -------------
TOTAL DIVIDENDS .......................................................................         (105,736)        (13,456,084)
                                                                                            ------------       -------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [94,692 and 188,076 shares, respectively] ......................        1,051,348           1,785,025
   Capital shares issued in reinvestment of dividends
      [41 and 4,098 shares, respectively] .............................................              466              43,551
   Capital shares repurchased [(5,191) and (5,544) shares, respectively] ..............          (57,649)            (53,594)
                                                                                            ------------       -------------
   Total Class IA transactions ........................................................          994,165           1,774,982
                                                                                            ------------       -------------
   Class IB
   Capital shares sold [5,892,138 and 34,466,584 shares, respectively] ................       65,470,517         311,338,570
   Capital shares issued in reinvestment of dividends
      [9,346 and 1,263,038 shares, respectively] ......................................          105,270          13,412,533
   Capital shares repurchased [(5,956,353) and (26,079,709) shares, respectively] .....      (65,969,308)       (240,146,220)
                                                                                            ------------       -------------
   Total Class IB transactions ........................................................         (393,521)         84,604,883
                                                                                            ------------       -------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................          600,644          86,379,865
                                                                                            ------------       -------------
TOTAL INCREASE IN NET ASSETS ..........................................................       32,932,200         222,566,209
NET ASSETS:
   Beginning of period ................................................................      677,409,257         454,843,048
                                                                                            ------------       -------------
   End of period (a) ..................................................................     $710,341,457       $ 677,409,257
                                                                                            ============       =============
----------
   (a) Includes accumulated undistributed (overdistributed) net investment income of ..     $  7,183,594       $    (648,997)
                                                                                            ------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,024,586,146) ...............   $ 1,151,465,467
   Receivable for securities sold ...........................         8,869,417
   Receivable from Separate Accounts for Trust shares sold ..           441,905
   Dividends, interest and other receivables ................           251,338
   Other assets .............................................             6,516
                                                                ---------------
      Total assets ..........................................     1,161,034,643
                                                                ---------------
LIABILITIES
   Overdraft payable (Foreign cash $62)  ....................         3,283,339
   Collateral held for loaned securities ....................       172,358,477
   Payable for securities purchased .........................         5,573,986
   Payable to Separate Accounts for Trust shares redeemed ...           674,193
   Investment management fees payable .......................           515,901
   Distribution fees payable - Class IB .....................           192,509
   Administrative fees payable ..............................            48,564
   Trustees' fees payable ...................................            35,131
   Accrued expenses .........................................           143,521
                                                                ---------------
      Total liabilities .....................................       182,825,621
                                                                ---------------
NET ASSETS ..................................................   $   978,209,022
                                                                ===============
   Net assets were comprised of:
   Paid in capital ..........................................   $ 1,895,266,049
   Accumulated overdistributed net investment income ........        (1,963,227)
   Accumulated undistributed net realized loss ..............    (1,041,975,773)
   Unrealized appreciation on investments ...................       126,881,973
                                                                ---------------
      Net assets ............................................   $   978,209,022
                                                                ===============
Class IA
   Net asset value, offering and redemption price per
      share, $29,036,051 / 2,338,633 shares outstanding
      (unlimited amount authorized: $0.01 par value)  .......   $         12.42
                                                                ===============
Class IB
   Net asset value, offering and redemption price per
      share, $949,172,971 / 77,630,580 shares outstanding
     (unlimited amount authorized: $0.01 par value)  ........   $         12.23
                                                                ===============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $79,939 foreign withholding tax) ...........   $ 2,238,990
   Interest .....................................................        78,989
   Securities lending (net)  ....................................       106,318
                                                                    -----------
      Total income ..............................................     2,424,297
                                                                    -----------
EXPENSES
   Investment management fees ...................................     3,164,863
   Distribution fees - Class IB .................................     1,180,980
   Administrative fees ..........................................       146,838
   Printing and mailing expenses ................................        63,364
   Custodian fees ...............................................        49,404
   Professional fees ............................................        24,807
   Trustees' fees ...............................................         7,349
   Miscellaneous ................................................         9,681
                                                                    -----------
      Gross expenses ............................................     4,647,286
   Less: Fees paid indirectly ...................................      (293,669)
                                                                    -----------
      Net expenses ..............................................     4,353,617
                                                                    -----------
NET INVESTMENT LOSS .............................................    (1,929,320)
                                                                    -----------
REALIZED AND UNREALIZED
   GAIN (LOSS)
   Realized gain (loss) on:
   Securities ...................................................    59,558,792
   Foreign currency transactions ................................       (37,376)
                                                                    -----------
      Net realized gain .........................................    59,521,416
                                                                    -----------
   Change in unrealized depreciation on:
   Securities ...................................................    (9,250,607)
   Foreign currency translations ................................          (662)
                                                                    -----------
      Net change in unrealized depreciation .....................    (9,251,269)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    50,270,147
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $48,340,827
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended
                                                                                            June 30, 2004        Year Ended
                                                                                             (Unaudited)     December 31, 2003
                                                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ................................................................     $ (1,929,320)      $  (2,863,212)
   Net realized gain on investments and foreign currency transactions .................       59,521,416           4,921,087
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency translations ...................................       (9,251,269)        218,864,427
                                                                                            ------------       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................       48,340,827         220,922,302
                                                                                            ------------       -------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [291,918 and 977,568 shares, respectively] .....................        3,588,855           9,962,740
   Capital shares repurchased [(325,360) and (1,089,096) shares, respectively] ........       (3,976,373)        (11,080,129)
                                                                                            ------------       -------------
   Total Class IA transactions ........................................................         (387,518)         (1,117,389)
                                                                                            ------------       -------------
   Class IB
   Capital shares sold [3,329,179 and 10,391,638 shares, respectively] ................       40,222,068         105,591,784
   Capital shares repurchased [(6,124,817) and (14,197,821) shares, respectively] .....      (73,881,864)       (142,125,129)
                                                                                            ------------       -------------
   Total Class IB transactions ........................................................      (33,659,796)        (36,533,345)
                                                                                            ------------       -------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................      (34,047,314)        (37,650,734)
                                                                                            ------------       -------------
TOTAL INCREASE IN NET ASSETS ..........................................................       14,293,513         183,271,568
NET ASSETS:
   Beginning of period ................................................................      963,915,509         780,643,941
                                                                                            ------------       -------------
   End of period (a) ..................................................................     $978,209,022       $ 963,915,509
                                                                                            ============       =============
----------
   (a) Includes accumulated overdistributed net investment income of ..................     $ (1,963,227)      $     (33,907)
                                                                                            ------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $310,902,110) ....................   $334,726,391
   Cash (Foreign cash $2,910) ..................................        633,278
   Receivable for securities sold ..............................      4,178,701
   Dividends, interest and other receivables ...................        274,030
   Receivable from Separate Accounts for Trust shares sold .....        124,469
   Other assets ................................................          2,224
                                                                   ------------
      Total assets .............................................    339,939,093
                                                                   ------------
LIABILITIES
   Collateral held for loaned securities .......................      7,794,965
   Payable for securities purchased ............................      6,122,138
   Investment management fees payable ..........................        158,531
   Payable to Separate Accounts for Trust shares redeemed ......        143,733
   Distribution fees payable - Class IB ........................         66,034
   Administrative fees payable .................................         11,547
   Recoupment fees payable .....................................          9,162
   Trustees' fees payable ......................................          4,654
   Accrued expenses ............................................         70,671
                                                                   ------------
      Total liabilities ........................................     14,381,435
                                                                   ------------
NET ASSETS .....................................................   $325,557,658
                                                                   ============
   Net assets were comprised of:
   Paid in capital .............................................   $360,127,254
   Accumulated undistributed net investment income .............        942,591
   Accumulated undistributed net realized loss .................    (59,337,858)
   Unrealized appreciation on investments ......................     23,825,671
                                                                   ------------
      Net assets ...............................................   $325,557,658
                                                                   ============
Class IA
   Net asset value, offering and redemption price
      per share, $102,041 / 11,670 shares outstanding
      (unlimited amount authorized: $0.01 par value) ...........   $       8.74
                                                                   ============
Class IB
   Net asset value, offering and redemption price per
      share, $325,455,617 / 37,232,534 shares outstanding
      (unlimited amount authorized: $0.01 par value) ...........   $       8.74
                                                                   ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $18,919 foreign withholding tax) ...........   $ 2,355,930
   Interest .....................................................        27,557
   Securities lending (net) .....................................         8,232
                                                                    -----------
      Total income ..............................................     2,391,719
                                                                    -----------
EXPENSES
   Investment management fees ...................................       954,207
   Distribution fees - Class IB .................................       397,463
   Administrative fees ..........................................        58,424
   Custodian fees ...............................................        35,631
   Professional fees ............................................        21,432
   Printing and mailing expenses ................................        20,696
   Recoupment fees ..............................................        17,082
   Trustees' fees ...............................................         2,380
   Miscellaneous ................................................         3,874
                                                                    -----------
      Gross expenses ............................................     1,511,189
   Less: Fees paid indirectly ...................................       (68,413)
                                                                    -----------
      Net expenses ..............................................     1,442,776
                                                                    -----------
NET INVESTMENT INCOME ...........................................       948,943
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ...................................................    12,806,040
   Foreign currency transactions ................................       (15,942)
                                                                    -----------
      Net realized gain .........................................    12,790,098
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
   Securities ...................................................    (6,666,937)
   Foreign currency translations ................................         2,691
                                                                    -----------
      Net change in unrealized depreciation .....................    (6,664,246)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................     6,125,852
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 7,074,795
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended
                                                                                          June 30, 2004         Year Ended
                                                                                           (Unaudited)      December 31, 2003
                                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................................................     $    948,943       $  1,688,019
   Net realized gain (loss) on investments and foreign currency transactions .........       12,790,098           (365,905)
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency translations ..................................       (6,664,246)        50,040,085
                                                                                           ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................        7,074,795         51,362,199
                                                                                           ------------       ------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ..........................................................................               (5)              (768)
   Class IB ..........................................................................          (14,904)        (1,679,906)
                                                                                           ------------       ------------
TOTAL DIVIDENDS ......................................................................          (14,909)        (1,680,674)
                                                                                           ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [257 and 190 shares, respectively] ............................            2,217              1,541
   Capital shares issued in reinvestment of dividends
      [1 and 92 shares, respectively] ................................................                5                768
   Capital shares repurchased [(43) and (24) shares, respectively] ...................             (368)              (198)
                                                                                           ------------       ------------
   Total Class IA transactions .......................................................            1,854              2,111
                                                                                           ------------       ------------
   Class IB
   Capital shares sold [3,190,376 and 11,336,873 shares, respectively] ...............       27,543,798         86,365,043
   Capital shares issued in reinvestment of dividends
      [1,720 and 200,211 shares, respectively] .......................................           14,904          1,679,906
   Capital shares repurchased [(2,456,673) and (3,597,946) shares, respectively] .....      (21,151,189)       (26,859,954)
                                                                                           ------------       ------------
   Total Class IB transactions .......................................................        6,407,513         61,184,995
                                                                                           ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .................        6,409,367         61,187,106
                                                                                           ------------       ------------
TOTAL INCREASE IN NET ASSETS .........................................................       13,469,253        110,868,631
NET ASSETS:
   Beginning of period ...............................................................      312,088,405        201,219,774
                                                                                           ------------       ------------
   End of period (a) .................................................................     $325,557,658       $312,088,405
                                                                                           ============       ============
----------
   (a) Includes accumulated undistributed net investment income of ...................     $    942,591       $      8,557
                                                                                           ------------       ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Amortized Cost $1,558,640,772) ......   $1,558,640,772
   Receivable from Separate Accounts for Trust shares sold ...        1,311,866
   Dividends, interest and other receivables .................          993,835
   Other assets ..............................................            9,774
                                                                 --------------
      Total assets ...........................................    1,560,956,247
                                                                 --------------
LIABILITIES
   Overdraft payable .........................................                3
   Payable to Separate Accounts for Trust shares redeemed ....       13,725,190
   Investment management fees payable ........................          434,021
   Distribution fees payable - Class IB ......................          183,627
   Administrative fees payable ...............................           71,842
   Trustees' fees payable ....................................           64,209
   Accrued expenses ..........................................          264,637
                                                                 --------------
      Total liabilities ......................................       14,743,526
                                                                 --------------
NET ASSETS ...................................................   $1,546,212,721
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $1,541,924,603
   Accumulated undistributed net investment income ...........        4,385,609
   Accumulated undistributed net realized loss ...............          (97,491)
                                                                 --------------
      Net assets .............................................   $1,546,212,721
                                                                 ==============
Class IA
   Net asset value, offering and redemption price per
      share, $672,687,677 / 64,664,675 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        10.40
                                                                 ==============
Class IB
   Net asset value, offering and redemption price per
      share, $873,525,044 / 84,522,618 shares outstanding
      (unlimited amount authorized: $0.01 par value) .........   $        10.33
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Interest .......................................................   $8,663,918
                                                                      ----------
EXPENSES
   Investment management fees .....................................    2,647,602
   Distribution fees - Class IB ...................................    1,126,440
   Administrative fees ............................................      248,864
   Printing and mailing expenses ..................................      104,355
   Professional fees ..............................................       28,374
   Custodian fees .................................................       27,596
   Trustees' fees .................................................       12,773
   Miscellaneous ..................................................       15,990
                                                                      ----------
      Total expenses ..............................................    4,211,994
                                                                      ----------
NET INVESTMENT INCOME .............................................    4,451,924
                                                                      ----------
REALIZED GAIN
   Net realized gain on securities ................................          668
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $4,452,592
                                                                      ==========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended
                                                                                             June 30, 2004        Year Ended
                                                                                              (Unaudited)     December 31, 2003
                                                                                           ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ...............................................................    $    4,451,924     $   12,819,041
   Net realized gain on investments ....................................................               668              8,075
                                                                                            --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................         4,452,592         12,827,116
                                                                                            --------------     --------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ............................................................................           (15,190)        (6,518,879)
   Class IB ............................................................................           (20,001)        (6,328,855)
                                                                                            --------------     --------------
TOTAL DIVIDENDS ........................................................................           (35,191)       (12,847,734)
                                                                                            --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [23,413,287 and 47,005,910 shares, respectively] ................       243,100,184        489,468,312
   Capital shares issued in reinvestment of dividends [1,461 and 629,008 shares,
      respectively] ....................................................................            15,190          6,518,879
   Capital shares repurchased [(26,842,777) and (59,988,790) shares, respectively] .....      (278,684,068)      (624,819,639)
                                                                                            --------------     --------------
   Total Class IA transactions .........................................................       (35,568,694)      (128,832,448)
                                                                                            --------------     --------------
   Class IB
   Capital shares sold [42,447,961 and 133,602,124 shares, respectively] ...............       438,212,010      1,382,453,650
   Capital shares issued in reinvestment of dividends [1,936 and 613,863 shares,
      respectively] ....................................................................            20,001          6,328,855
   Capital shares repurchased [(49,301,789) and (160,004,125) shares, respectively].....      (508,960,110)     1,655,970,678)
                                                                                            --------------     --------------
   Total Class IB transactions .........................................................       (70,728,099)      (267,188,173)
                                                                                            --------------     --------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................      (106,296,793)      (396,020,621)
                                                                                            --------------     --------------
TOTAL DECREASE IN NET ASSETS ...........................................................      (101,879,392)      (396,041,239)
NET ASSETS:
   Beginning of period .................................................................     1,648,092,113      2,044,133,352
                                                                                            --------------     --------------
   End of period (a) ...................................................................    $1,546,212,721     $1,648,092,113
                                                                                            ==============     ==============
----------
   (a) Includes accumulated undistributed (overdistributed) net investment income of ...    $    4,385,609     $      (31,124)
                                                                                            --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $566,639,956) ....................   $631,102,828
   Cash ........................................................              2
   Receivable for securities sold ..............................      3,567,815
   Dividends, interest and other receivables ...................        924,170
   Receivable from Separate Accounts for Trust shares sold .....        181,591
   Other assets ................................................          4,209
                                                                   ------------
      Total assets .............................................    635,780,615
                                                                   ------------
LIABILITIES
   Collateral held for loaned securities .......................     12,898,605
   Payable for securities purchased ............................      2,670,974
   Investment management fees payable ..........................        302,547
   Payable to Separate Accounts for Trust shares redeemed ......        197,304
   Distribution fees payable - Class IB ........................        126,038
   Recoupment fees payable .....................................         42,936
   Trustees' fees payable ......................................         24,061
   Administrative fees payable .................................         22,876
   Accrued expenses ............................................        103,508
                                                                   ------------
      Total liabilities ........................................     16,388,849
                                                                   ------------
NET ASSETS .....................................................   $619,391,766
                                                                   ============
   Net assets were comprised of:
   Paid in capital .............................................   $639,973,861
   Accumulated undistributed net investment income .............      3,772,570
   Accumulated undistributed net realized loss .................    (88,817,537)
   Unrealized appreciation on investments ......................     64,462,872
                                                                   ------------
      Net assets ...............................................   $619,391,766
                                                                   ============
Class IA
   Net asset value, offering and redemption price per
      share, $117,823 / 10,116 shares outstanding (unlimited
      amount authorized: $0.01 par value) ......................   $      11.65
                                                                   ============
Class IB
   Net asset value, offering and redemption price per
      share, $619,273,943 / 53,129,395 shares outstanding
      (unlimited amount authorized: $0.01 par value) ...........   $      11.66
                                                                   ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $1,280 foreign withholding tax) ............   $ 6,422,756
   Interest .....................................................        43,801
   Securities lending (net) .....................................         6,750
                                                                    -----------
      Total income ..............................................     6,473,307
                                                                    -----------
EXPENSES
   Investment management fees ...................................     1,843,159
   Distribution fees - Class IB .................................       767,846
   Administrative fees ..........................................       101,381
   Recoupment fees ..............................................        87,695
   Custodian fees ...............................................        44,200
   Printing and mailing expenses ................................        40,104
   Professional fees ............................................        22,966
   Trustees' fees ...............................................         4,477
   Miscellaneous ................................................         6,463
                                                                    -----------
      Gross expenses ............................................     2,918,291
   Less: Fees paid indirectly ...................................      (183,992)
                                                                    -----------
      Net expenses ..............................................     2,734,299
                                                                    -----------
NET INVESTMENT INCOME ...........................................     3,739,008
                                                                    -----------
REALIZED AND UNREALIZED GAIN
   Realized gain on:
   Securities ...................................................    15,469,819
   Options written ..............................................         5,290
                                                                    -----------
      Net realized gain .........................................    15,475,109
                                                                    -----------
   Net change in unrealized appreciation securities .............     2,295,292
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    17,770,401
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $21,509,409
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six Months Ended
                                                                                                 June 30, 2004        Year Ended
                                                                                                  (Unaudited)     December 31, 2003
                                                                                               ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...................................................................     $  3,739,008       $  7,544,975
   Net realized gain (loss) on investments .................................................       15,475,109        (36,707,947)
   Net change in unrealized appreciation on investments ....................................        2,295,292        159,055,502
                                                                                                 ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................       21,509,409        129,892,530
                                                                                                 ------------       ------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ................................................................................              (17)            (1,501)
   Class IB ................................................................................          (90,580)        (7,401,117)
                                                                                                 ------------       ------------
TOTAL DIVIDENDS ............................................................................          (90,597)        (7,402,618)
                                                                                                 ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [549 and 3,672 shares, respectively] ................................            6,275             31,096
   Capital shares issued in reinvestment of dividends [1 and 137 shares, respectively] .....               17              1,501
   Capital shares repurchased [(49) and (77) shares, respectively] .........................             (569)              (775)
                                                                                                 ------------       ------------
   Total Class IA transactions .............................................................            5,723             31,822
                                                                                                 ------------       ------------
Class IB
   Capital shares sold [2,506,136 and 10,193,401 shares, respectively] .....................       28,807,223         98,456,730
   Capital shares issued in reinvestment of dividends [7,820 and 673,013 shares,
      respectively] ........................................................................           90,580          7,401,117
   Capital shares repurchased [(3,910,592) and (8,722,354) shares, respectively] ...........      (44,814,228)       (85,347,981)
                                                                                                 ------------       ------------
   Total Class IB transactions .............................................................      (15,916,425)        20,509,866
                                                                                                 ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............      (15,910,702)        20,541,688
                                                                                                 ------------       ------------
TOTAL INCREASE IN NET ASSETS ...............................................................        5,508,110        143,031,600
NET ASSETS:
   Beginning of period .....................................................................      613,883,656        470,852,056
                                                                                                 ------------       ------------
   End of period (a) .......................................................................     $619,391,766       $613,883,656
                                                                                                 ============       ============
----------
   (a) Includes accumulated undistributed net investment income of .........................     $  3,772,570       $    124,159
                                                                                                 ------------       ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $237,923,787) ...................   $ 266,193,150
   Receivable for securities sold .............................       3,172,258
   Dividends, interest and other receivables ..................         157,952
   Receivable from Separate Accounts for Trust shares sold ....          34,194
   Other assets ...............................................           1,861
                                                                  -------------
      Total assets ............................................     269,559,415
                                                                  -------------
LIABILITIES
   Collateral held for loaned securities ......................       8,813,918
   Payable for securities purchased ...........................       3,009,226
   Payable to Separate Accounts for Trust shares redeemed .....         252,412
   Investment management fees payable .........................         131,425
   Distribution fees payable - Class IB .......................          52,651
   Administrative fees payable ................................          11,397
   Trustees' fees payable .....................................          11,192
   Accrued expenses ...........................................         105,159
                                                                  -------------
      Total liabilities .......................................      12,387,380
                                                                  -------------
NET ASSETS ....................................................   $ 257,172,035
                                                                  =============
   Net assets were comprised of:
   Paid in capital ............................................   $ 362,234,133
   Accumulated undistributed net investment income ............         109,719
   Accumulated undistributed net realized loss ................    (133,441,180)
   Unrealized appreciation on investments .....................      28,269,363
                                                                  -------------
      Net assets ..............................................   $ 257,172,035
                                                                  =============
Class IA
   Net asset value, offering and redemption price per
      share, $121,279 / 10,067 shares outstanding (unlimited
      amount authorized: $0.01 par value) .....................   $       12.05
                                                                  =============
Class IB
   Net asset value, offering and redemption price per
      share, $257,050,756 / 21,318,766 shares outstanding
      (unlimited amount authorized: $0.01 par value) ..........   $       12.06
                                                                  =============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $110 foreign withholding tax) ..............   $ 1,204,949
   Interest .....................................................         4,797
   Securities lending (net) .....................................         7,510
                                                                    -----------
      Total income ..............................................     1,217,256
                                                                    -----------
EXPENSES
   Investment management fees ...................................       844,892
   Distribution fees - Class IB .................................       324,808
   Administrative fees ..........................................        51,803
   Custodian fees ...............................................        44,776
   Professional fees ............................................        21,143
   Printing and mailing expenses ................................        17,022
   Trustees' fees ...............................................         1,979
   Miscellaneous ................................................         3,661
                                                                    -----------
      Gross expenses ............................................     1,310,084
   Less: Waiver of investment management fees ...................       (74,823)
         Fees paid indirectly ...................................      (136,945)
                                                                    -----------
      Net expenses ..............................................     1,098,316
                                                                    -----------
NET INVESTMENT INCOME ...........................................       118,940
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on securities ..................................     7,506,940
   Net change in unrealized depreciation on securities ..........    (3,406,147)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................     4,100,793
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 4,219,733
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six Months Ended
                                                                                                 June 30, 2004        Year Ended
                                                                                                  (Unaudited)     December 31, 2003
                                                                                               ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...................................................................     $    118,940       $    284,312
   Net realized gain (loss) on investments .................................................        7,506,940        (10,004,359)
   Net change in unrealized appreciation (depreciation) on investments .....................       (3,406,147)        59,896,494
                                                                                                 ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................        4,219,733         50,176,447
                                                                                                 ------------       ------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ................................................................................               --               (389)
   Class IB ................................................................................               --           (297,806)
                                                                                                 ------------       ------------
TOTAL DIVIDENDS ............................................................................               --           (298,195)
                                                                                                 ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [ 233 and 4,633 shares, respectively ] ..............................            2,850             41,141
   Capital shares issued in reinvestment of dividends [ 0 and 34 shares, respectively ] ....               --                389
   Capital shares repurchased [ (53) and (90) shares, respectively ] .......................             (630)              (963)
                                                                                                 ------------       ------------
   Total Class IA transactions .............................................................            2,220             40,567
                                                                                                 ------------       ------------
   Class IB
   Capital shares sold [ 844,556 and 5,756,849 shares, respectively ] ......................       10,127,267         60,401,481
   Capital shares issued in reinvestment of dividends [ 0 and 25,659 shares,
      respectively ] .......................................................................               --            297,806
   Capital shares repurchased [ (1,750,172) and (4,370,268) shares, respectively ] .........      (21,009,183)       (46,298,817)
                                                                                                 ------------       ------------
   Total Class IB transactions .............................................................      (10,881,916)        14,400,470
                                                                                                 ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............      (10,879,696)        14,441,037
                                                                                                 ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ....................................................       (6,659,963)        64,319,289
NET ASSETS:
   Beginning of period .....................................................................      263,831,998        199,512,709
                                                                                                 ------------       ------------
   End of period (a) .......................................................................     $257,172,035       $263,831,998
                                                                                                 ============       ============
----------
   (a) Includes accumulated undistributed (overdistributed) net investment income of .......     $    109,719       $     (9,221)
                                                                                                 ------------       ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $483,312,858) .....................   $540,876,346
   Cash .........................................................        181,898
   Receivable for securities sold ...............................     31,764,506
   Receivable from Separate Accounts for Trust shares sold ......      1,526,818
   Dividends, interest and other receivables ....................        356,980
   Variation margin receivable on futures contracts .............         56,325
   Other assets .................................................          2,714
                                                                    ------------
      Total assets ..............................................    574,765,587
                                                                    ------------
LIABILITIES
   Collateral held for loaned securities ........................    114,270,481
   Payable for securities purchased .............................     33,781,854
   Investment management fees payable ...........................         83,353
   Distribution fees payable - Class IB .........................         80,649
   Payable to Separate Accounts for Trust shares redeemed .......         14,182
   Administrative fees payable ..................................         12,538
   Trustees' fees payable .......................................          4,199
   Accrued expenses .............................................         99,562
                                                                    ------------
      Total liabilities .........................................    148,346,818
                                                                    ------------
NET ASSETS ......................................................   $426,418,769
                                                                    ============
   Net assets were comprised of:
   Paid in capital ..............................................   $358,367,707
   Accumulated undistributed net investment income ..............      1,147,427
   Accumulated undistributed net realized gain ..................      9,148,347
   Unrealized appreciation on investments .......................     57,755,288
                                                                    ------------
      Net assets ................................................   $426,418,769
                                                                    ============
Class IA
   Net asset value, offering and redemption price per
      share, $14,171,473 / 1,270,496 shares outstanding
      (unlimited amount authorized: $0.01 par value) ............   $      11.15
                                                                    ============
Class IB
   Net asset value, offering and redemption price per
      share, $412,247,296 / 37,010,425 shares outstanding
      (unlimited amount authorized: $0.01 par value) ............   $      11.14
                                                                    ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $470 foreign withholding tax) ..............   $ 2,098,632
   Interest .....................................................        28,872
   Securities lending (net) .....................................       114,709
                                                                    -----------
      Total income ..............................................     2,242,213
                                                                    -----------
EXPENSES
   Investment management fees ...................................       478,209
   Distribution fees - Class IB .................................       464,327
   Recoupment fees ..............................................       175,694
   Custodian fees ...............................................        67,591
   Administrative fees ..........................................        63,361
   Printing and mailing expenses ................................        24,428
   Professional fees ............................................        21,725
   Trustees' fees ...............................................         2,753
   Miscellaneous ................................................         3,852
                                                                    -----------
      Net expenses ..............................................     1,301,940
                                                                    -----------
NET INVESTMENT INCOME ...........................................       940,273
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ...................................................    11,701,775
   Futures ......................................................      (176,984)
   Foreign currency transactions ................................          (989)
                                                                    -----------
      Net realized gain .........................................    11,523,802
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
   Securities ...................................................     9,674,223
   Futures ......................................................       124,850
   Foreign currency translations ................................           (33)
                                                                    -----------
      Net change in unrealized appreciation .....................     9,799,040
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    21,322,842
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $22,263,115
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six Months Ended
                                                                                                 June 30, 2004        Year Ended
                                                                                                  (Unaudited)     December 31, 2003
                                                                                               ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ...................................................................     $    940,273       $    916,117
   Net realized gain on investments and foreign currency transactions ......................       11,523,802          1,622,140
   Net change in unrealized appreciation on investments and foreign currency
      translations .........................................................................        9,799,040         69,852,093
                                                                                                 ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................       22,263,115         72,390,350
                                                                                                 ------------       ------------
DIVIDENDS:
   Dividends from net investment income
   Class IA ................................................................................               --            (31,737)
   Class IB ................................................................................               --           (680,026)
                                                                                                 ------------       ------------
TOTAL DIVIDENDS ............................................................................               --           (711,763)
                                                                                                 ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class IA
   Capital shares sold [ 1,261,531 and 1,555,765 shares, respectively ] ....................       13,787,674         14,806,791
   Capital shares issued in reinvestment of dividends [ 0 and 3,085
      shares, respectively ] ...............................................................               --             31,737
   Capital shares repurchased [ (703,935) and (858,014) shares, respectively ] .............       (7,702,386)        (8,122,086)
                                                                                                 ------------       ------------
   Total Class IA transactions .............................................................        6,085,288          6,716,442
                                                                                                 ------------       ------------
   Class IB
   Capital shares sold [ 11,113,611 and 18,802,089 shares, respectively ] ..................      121,465,704        167,084,437
   Capital shares issued in reinvestment of dividends [ 0 and 66,100
      shares, respectively ] ...............................................................               --            680,026
   Capital shares repurchased [ (4,639,517) and (2,153,289) shares, respectively ] .........      (50,491,272)       (18,540,892)
                                                                                                 ------------       ------------
   Total Class IB transactions .............................................................       70,974,432        149,223,571
                                                                                                 ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .......................       77,059,720        155,940,013
                                                                                                 ------------       ------------
TOTAL INCREASE IN NET ASSETS ...............................................................       99,322,835        227,618,600
NET ASSETS:
   Beginning of period .....................................................................      327,095,934         99,477,334
                                                                                                 ------------       ------------
   End of period (a) .......................................................................     $426,418,769       $327,095,934
                                                                                                 ============       ============
----------
   (a) Includes accumulated undistributed net investment income of .........................     $  1,147,427       $    207,154
                                                                                                 ------------       ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO(d):
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                          Year Ended December 31,
                                               June 30, 2004  ---------------------------------------------------------------
Class IA                                        (Unaudited)      2003        2002        2001(e)      2000(e)        1999(e)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........   $    15.47    $    10.49  $    15.70   $    17.98   $     26.17   $     24.35
                                                ----------    ----------  ----------   ----------   -----------   -----------
   Income from investment operations:
   Net investment income.....................         0.08          0.12        0.12         0.12          0.15          0.17
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions...........................         0.89          5.09       (5.32)       (1.97)        (3.82)         5.84
                                                ----------    ----------  ----------   ----------   -----------   -----------
   Total from investment operations..........         0.97          5.21       (5.20)       (1.85)        (3.67)         6.01
                                                ----------    ----------  ----------   ----------   -----------   -----------
   Less distributions:
   Dividends from net investment income......           --#        (0.23)      (0.01)       (0.11)        (0.15)        (0.16)
   Distributions from realized gains.........           --            --          --        (0.32)        (4.37)        (4.03)
                                                ----------    ----------  ----------   ----------   -----------   -----------
   Total dividends and distributions.........           --#        (0.23)      (0.01)       (0.43)        (4.52)        (4.19)
                                                ----------    ----------  ----------   ----------   -----------   -----------
Net asset value, end of period...............   $    16.44    $    15.47  $    10.49   $    15.70   $     17.98   $     26.17
                                                ==========    ==========  ==========   ==========   ===========   ===========
Total return (b).............................         6.28%        49.89%     (33.15)%     (10.50)%      (14.03)%       25.19%
                                                ==========    ==========  ==========   ==========   ===========   ===========
Ratios/Supplemental Data:
Net assets, end of period (000's)............   $7,644,738    $7,472,301  $5,382,662   $9,577,763   $11,797,888   $14,951,495
Ratio of expenses to average net assets:
   After fees paid indirectly (a)............         0.39%         0.52%       0.49%         N/A           N/A           N/A
   Before fees paid indirectly (a)...........         0.52%         0.54%       0.54%        0.53%         0.47%         0.38%
Ratio of net investment income to average
   net assets:
   After fees paid indirectly (a)............         1.02%         0.93%       0.82%         N/A           N/A           N/A
   Before fees paid indirectly (a)...........         0.89%         0.91%       0.77%        0.67%         0.61%         0.65%
Portfolio turnover rate......................           26%           92%        136%          40%           43%           57%
------------------------------------------------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                          Year Ended December 31,
                                               June 30, 2004  ---------------------------------------------------------------
Class IB                                        (Unaudited)      2003        2002        2001(e)      2000(e)       1999(e)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........   $    15.38    $    10.40  $    15.61   $    17.88   $    26.05   $     24.30
                                                ----------    ----------  ----------   ----------   ----------   -----------
   Income from investment operations:
   Net investment income ....................         0.06          0.08        0.08         0.07         0.08          0.10
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................         0.89          5.06       (5.28)       (1.95)       (3.78)         5.82
                                                ----------    ----------  ----------   ----------   ----------   -----------
   Total from investment operations .........         0.95          5.14       (5.20)       (1.88)       (3.70)         5.92
                                                ----------    ----------  ----------   ----------   ----------   -----------
   Less distributions:
   Dividends from net investment income .....           --#        (0.16)      (0.01)       (0.07)       (0.10)        (0.14)
   Distributions from realized gains ........           --            --          --        (0.32)       (4.37)        (4.03)
                                                ----------    ----------  ----------   ----------   ----------   -----------
   Total dividends and distributions ........           --#        (0.16)      (0.01)       (0.39)       (4.47)        (4.17)
                                                ----------    ----------  ----------   ----------   ----------   -----------
Net asset value, end of period ..............   $    16.33    $    15.38  $    10.40   $    15.61   $    17.88   $     26.05
                                                ==========    ==========  ==========   ==========   ==========   ===========
Total return (b) ............................         6.18%        49.58%     (33.34)%     (10.73)%     (14.25)%       24.88%
                                                ==========    ==========  ==========   ==========   ==========   ===========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........   $2,109,915    $1,884,006  $1,124,684   $1,831,258   $1,918,284   $ 1,642,066
Ratio of expenses to average net assets:
   After fees paid indirectly (a) ...........         0.64%         0.77%       0.74%         N/A          N/A           N/A
   Before fees paid indirectly (a) ..........         0.77%         0.79%       0.79%        0.78%        0.72%         0.63%
Ratio of net investment income to average
   net assets:
   After fees paid indirectly (a) ...........         0.77%         0.68%       0.57%         N/A          N/A           N/A
   Before fees paid indirectly (a) ..........         0.64%         0.66%       0.52%        0.43%        0.35%         0.39%
Portfolio turnover rate .....................           26%           92%        136%          40%          43%           57%
----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                         Year Ended December 31,
                                               June 30, 2004  ------------------------------------------------------------
Class IA                                        (Unaudited)      2003        2002        2001(e)      2000(e)     1999(e)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........   $    16.62    $    12.87  $    16.56   $    17.70   $    18.24  $    16.99
                                                ----------    ----------  ----------   ----------   ----------  ----------
   Income from investment operations:
   Net investment income.....................         0.11          0.22        0.22         0.19         0.17        0.06
   Net realized and unrealized gain (loss)
      on investments.........................         0.51          3.73       (3.70)       (0.44)        1.35        3.05
                                                ----------    ----------  ----------   ----------   ----------  ----------
   Total from investment operations..........         0.62          3.95       (3.48)       (0.25)        1.52        3.11
                                                ----------    ----------  ----------   ----------   ----------  ----------
   Less distributions:
   Dividends from net investment income......        (0.01)        (0.20)      (0.21)       (0.17)       (0.16)      (0.05)
   Distributions from realized gains.........           --            --          --        (0.72)       (1.90)      (1.81)
                                                ----------    ----------  ----------   ----------   ----------  ----------
   Total dividends and distributions.........        (0.01)        (0.20)      (0.21)       (0.89)       (2.06)      (1.86)
                                                ----------    ----------  ----------   ----------   ----------  ----------
Net asset value, end of period...............   $    17.23    $    16.62  $    12.87   $    16.56   $    17.70  $    18.24
                                                ==========    ==========  ==========   ==========   ==========  ==========
Total return (b).............................         3.72%        30.72%     (21.03)%      (1.30)%       8.95%      18.66%
                                                ==========    ==========  ==========   ==========   ==========  ==========
Ratios/Supplemental Data:
Net assets, end of period (000's)............   $1,400,406    $1,382,192  $1,126,754   $1,568,312   $1,418,245  $1,241,619
Ratio of expenses to average net assets:
   After fees paid indirectly (a)............         0.50%         0.60%      0.60%          N/A          N/A         N/A
   Before fees paid indirectly (a)...........         0.61%         0.63%      0.64%         0.63%        0.61%       0.57%
Ratio of net investment income to average
   net assets:
   After fees paid indirectly (a)............         1.33%         1.48%      1.38%          N/A          N/A         N/A
   Before fees paid indirectly (a)...........         1.22%         1.45%      1.34%         1.08%        0.92%       0.33%
Portfolio turnover rate......................           25%           49%        75%           81%          57%         70%
--------------------------------------------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                     Year Ended December 31,
                                               June 30, 2004  -----------------------------------------------------
Class IB                                        (Unaudited)      2003       2002       2001(e)   2000(e)   1999(e)
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........   $    16.52    $    12.79  $  16.47   $  17.61   $  18.16  $  16.95
                                                ----------    ----------  --------   --------   --------  --------
   Income from investment operations:
   Net investment income.....................         0.09          0.15      0.16       0.13       0.13      0.01
   Net realized and unrealized gain (loss)
      on investments.........................         0.51          3.74     (3.66)     (0.42)      1.34      3.04
                                                ----------    ----------  --------   --------   --------  --------
      Total from investment operations.......         0.60          3.89     (3.50)     (0.29)      1.47      3.05
                                                ----------    ----------  --------   --------   --------  --------
      Less distributions:
      Dividends from net investment income...        (0.01)        (0.16)    (0.18)     (0.13)     (0.12)    (0.03)
      Distributions from realized gains......           --            --        --      (0.72)     (1.90)    (1.81)
                                                ----------    ----------  --------   --------   --------  --------
      Total dividends and distributions......        (0.01)        (0.16)    (0.18)     (0.85)     (2.02)    (1.84)
                                                ----------    ----------  --------   --------   --------  --------
Net asset value, end of period...............   $    17.11    $    16.52  $  12.79   $  16.47   $  17.61  $  18.16
                                                ==========    ==========  ========   ========   ========  ========
Total return (b).............................         3.63%        30.42%   (21.28)%    (1.52)%     8.68%    18.37%
                                                ==========    ==========  ========   ========   ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's)............   $1,254,954    $1,124,808  $653,809   $673,499   $464,600  $261,663
Ratio of expenses to average net assets:
      After fees paid indirectly (a).........         0.75%         0.85%     0.85%       N/A        N/A       N/A
      Before fees paid indirectly (a)........         0.86%         0.88%     0.89%      0.88%      0.86%     0.82%
Ratio of net investment income to average
   net assets:
      After fees paid indirectly (a).........         1.08%         1.23%     1.13%       N/A        N/A       N/A
      Before fees paid indirectly (a)........         0.97%         1.20%     1.09%      0.83%      0.71%     0.06%
Portfolio turnover rate......................           25%           49%       75%        81%        57%       70%
-------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                   Year Ended December 31,
                                               June 30, 2004  ------------------------------------------------
Class IA                                        (Unaudited)     2003      2002     2001(e)   2000(e)   1999(e)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........    $  10.11     $  10.30  $   9.88  $   9.46  $   9.18  $   9.67
                                                 --------     --------  --------  --------  --------  --------
   Income from investment operations:
   Net investment income.....................        0.16         0.26      0.27      0.37      0.55      0.50
   Net realized and unrealized gain (loss)
      on investments.........................       (0.18)       (0.02)     0.60      0.41      0.30     (0.49)
                                                 --------     --------  --------  --------  --------  --------
   Total from investment operations..........       (0.02)        0.24      0.87      0.78      0.85      0.01
                                                 --------     --------  --------  --------  --------  --------
   Less distributions:
   Dividends from net investment income......          --        (0.33)    (0.24)    (0.36)    (0.56)    (0.50)
   Distributions from realized gains.........       (0.01)       (0.10)    (0.21)       --     (0.01)       --
                                                 --------     --------  --------  --------  --------  --------
   Total dividends and distributions.........       (0.01)       (0.43)    (0.45)    (0.36)    (0.57)    (0.50)
                                                 --------     --------  --------  --------  --------  --------
Net asset value, end of period...............    $  10.08     $  10.11  $  10.30  $   9.88  $   9.46  $   9.18
                                                 ========     ========  ========  ========  ========  ========
Total return (b).............................       (0.31)%       2.45%     8.81%     8.23%     9.27%     0.02%
                                                 ========     ========  ========  ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's)............    $309,816     $344,547  $391,662  $241,071  $142,822  $156,864
Ratio of expenses to average net assets (a)..        0.56%        0.57%     0.59%     0.62%     0.58%     0.55%
Ratio of net investment income to average
   net assets (a)............................        2.97%        2.51%     3.20%     4.84%     5.83%     5.16%
Portfolio turnover rate......................         139%         477%      622%      463%      541%      408%
--------------------------------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                  Year Ended December 31,
                                               June 30, 2004  ----------------------------------------------
Class IB                                        (Unaudited)     2003      2002     2001(e)   2000(e) 1999(e)
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........    $  10.05     $  10.24  $   9.83  $   9.43  $  9.15  $  9.66
                                                 --------     --------  --------  --------  -------  -------
   Income from investment operations:
   Net investment income.....................        0.14         0.23      0.21      0.35     0.52     0.47
   Net realized and unrealized gain (loss)
      on investments.........................        0.17)       (0.02)     0.64      0.39     0.31    (0.49)
                                                 --------     --------  --------  --------  -------  -------
   Total from investment operations..........        0.03)        0.21      0.85      0.74     0.83    (0.02)
                                                 --------     --------  --------  --------  -------  -------
   Less distributions:
   Dividends from net investment income......          --        (0.30)    (0.23)    (0.34)   (0.54)   (0.49)
   Distributions from realized gains.........       (0.01)       (0.10)    (0.21)       --    (0.01)     --
                                                 --------     --------  --------  --------  -------  -------
   Total dividends and distributions.........       (0.01)       (0.40)    (0.44)    (0.34)   (0.55)   (0.49)
                                                 --------     --------  --------  --------  -------  -------
Net asset value, end of period...............    $  10.01     $  10.05  $  10.24  $   9.83  $  9.43  $  9.15
                                                 ========     ========  ========  ========  =======  =======
Total return (b).............................       (0.31)%       2.10%     8.58%     7.98%    8.99%   (0.23)%
                                                 ========     ========  ========  ========  =======  =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............    $604,671     $630,578  $545,598  $204,870  $71,267  $45,911
Ratio of expenses to average net assets (a)..        0.81%        0.82%     0.84%     0.87%    0.83%    0.80%
Ratio of net investment income to average
   net assets (a)............................        2.72%        2.26%     2.95%     4.59%    5.55%    4.91%
Portfolio turnover rate......................         139%         477%      622%      463%     541%     408%
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO(d)(h)(m):
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                        Year Ended December 31,
                                               June 30, 2004  ---------------------------------------------------------
Class IA                                        (Unaudited)      2003       2002        2001     2000(e)       1999(e)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........   $     9.62    $     7.24  $   8.03   $  10.62   $  15.03      $  11.13
                                                ----------    ----------  --------   --------   --------      --------
   Income (loss) from investment
      operations:
   Net investment income (loss) .............         0.10          0.11      0.01       0.02      (0.01)         0.08
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................         0.23          2.43     (0.80)     (2.42)     (3.33)         4.07
                                                ----------    ----------  --------   --------   --------      --------
   Total from investment operations .........         0.33          2.54     (0.79)     (2.40)     (3.34)         4.15
                                                ----------    ----------  --------   --------   --------      --------
   Less distributions:
   Dividends from net investment
      income ................................        (0.02)        (0.16)       --         --      (0.05)           --
   Distributions from realized
      gains .................................           --            --        --      (0.19)     (1.02)        (0.25)
                                                ----------    ----------  --------   --------   --------      --------
   Total dividends and distributions ........        (0.02)        (0.16)       --      (0.19)     (1.07)        (0.25)
                                                ----------    ----------  --------   --------   --------      --------
Net asset value, end of period ..............   $     9.93    $     9.62  $   7.24   $   8.03   $  10.62      $  15.03
                                                ==========    ==========  ========   ========   ========      ========
Total return (b) ............................         3.44%        35.28%    (9.84)%   (22.88)%   (22.77)%       37.31%
                                                ==========    ==========  ========   ========   ========      ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........   $1,091,138    $1,091,319  $876,907   $167,610   $228,325      $268,541
Ratio of expenses to average net assets:
   After waivers (a) ........................         0.85%         0.85%     1.02%       N/A        N/A           N/A
   After waivers and fees paid
      indirectly (a) ........................         0.83%         0.85%     1.00%       N/A        N/A           N/A
   Before waivers and fees paid
      indirectly (a) ........................         0.85%         0.87%     1.04%      1.10%      1.16%(c)      1.08%
Ratio of net investment income
   (loss) to average net assets:
   After waivers (a) ........................         2.01%         1.29%     0.60%       N/A        N/A           N/A
   After waivers and fees paid
      indirectly (a) ........................         2.03%         1.29%     0.62%       N/A        N/A           N/A
   Before waivers and fees paid
      indirectly (a) ........................         2.01%         1.27%     0.58%      0.17%     (0.03)%(c)     0.70%
Portfolio turnover rate .....................           32%           59%       47%        77%        80%          152%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income (loss) .........................   $       --    $       --#      N/A        N/A        N/A         N/A
-----------------------------------------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                        Year Ended December 31,
                                               June 30, 2004   ------------------------------------------------------
Class IB                                        (Unaudited)      2003       2002         2001    2000(e)     1999(e)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $   9.50      $   7.13   $   7.94    $ 10.55   $ 14.96      $ 11.11
                                                 --------      --------   --------    -------   -------      -------
   Income (loss) from investment
      operations:
   Net investment income (loss) .............        0.09          0.07       0.01        --#     (0.01)        0.04
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................        0.21          2.44      (0.82)     (2.42)    (3.33)        4.06
                                                 --------      --------   --------    -------   -------      -------
   Total from investment operations .........        0.30          2.51      (0.81)     (2.42)    (3.34)        4.10
                                                 --------      --------   --------    -------   -------      -------
   Less distributions:
   Dividends from net investment
      income ................................       (0.02)        (0.14)        --         --     (0.05)          --
   Distributions from realized gains ........          --            --         --      (0.19)    (1.02)       (0.25)
                                                 --------      --------   --------    -------   -------      -------
   Total dividends and distributions ........       (0.02)        (0.14)        --      (0.19)    (1.07)       (0.25)
                                                 --------      --------   --------    -------   -------      -------
Net asset value, end of period ..............    $   9.78      $   9.50   $   7.13    $  7.94   $ 10.55      $ 14.96
                                                 ========      ========   ========    =======   =======      =======
Total return (b) ............................        3.17%        35.27%    (10.20)%   (23.23)%  (22.86)%      36.90%
                                                 ========      ========   ========    =======   =======      =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........    $548,319      $488,571   $205,496    $36,054   $37,171      $18,977
Ratio of expenses to average net assets:
   After waivers (a) ........................        1.10%         1.10%      1.27%       N/A       N/A          N/A
   After waivers and fees paid
      indirectly (a) ........................        1.08%         1.10%      1.25%       N/A       N/A          N/A
   Before waivers and fees paid
      indirectly (a) ........................        1.10%         1.12%      1.29%      1.35%     1.41%(c)     1.33%
Ratio of net investment income
   (loss) to average net assets:
   After waivers (a) ........................        1.76%         1.04%      0.35%       N/A       N/A          N/A
   After waivers and fees paid
      indirectly (a) ........................        1.78%         1.04%      0.37%       N/A       N/A          N/A
   Before waivers and fees paid
      indirectly (a) ........................        1.76%         1.02%      0.33%     (0.08)%   (0.28)%(c)    0.36%
Portfolio turnover rate .....................          32%           59%        47%        77%       80%         152%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income (loss) .........................    $     --      $    --#        N/A        N/A       N/A          N/A
---------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                                                  May 1,
                                                   Ended                    Year Ended December 31,         1999* to
                                               June 30, 2004  ----------------------------------------    December 31,
Class IA                                        (Unaudited)      2003      2002       2001     2000(e)       1999
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $   6.27    $   5.07   $  7.35    $  9.65    $ 11.87       $ 10.00
                                                  --------    --------   -------    -------    -------       -------
   Income (loss) from investment operations:
   Net investment income (loss) .............        (0.01)         --#    (0.02)     (0.01)     (0.01)         0.02
   Net realized and unrealized gain (loss)
      on investments ........................         0.23        1.20     (2.26)     (2.29)     (2.14)         1.89
                                                  --------    --------   -------    -------    -------       -------
   Total from investment operations .........         0.22        1.20     (2.28)     (2.30)     (2.15)         1.91
                                                  --------    --------   -------    -------    -------       -------
   Less distributions:
   Dividends from net investment
      income ................................           --          --        --         --         --         (0.01)
   Distributions from realized gains ........           --          --        --        --#      (0.07)        (0.03)
                                                  --------    --------   -------    -------    -------       -------
   Total dividends and distributions ........           --          --        --        --#      (0.07)        (0.04)
                                                  --------    --------   -------    -------    -------       -------
Net asset value, end of period ..............     $   6.49    $   6.27   $  5.07    $  7.35    $  9.65       $ 11.87
                                                  ========    ========   =======    =======    =======       =======
Total return (b) ............................         3.51%      23.67%   (31.02)%   (23.83)%   (18.15)%       19.14%
                                                  ========    ========   =======    =======    =======       =======
Ratios/Supplemental Data:
Net assets, end of period (000's)  ..........     $407,247    $355,205   $21,361    $39,076    $49,284       $28,834
Ratio of expenses to average net assets:
   After waivers (a) ........................         0.90%       0.90%     0.90%      0.90%      0.90%         0.90%(c)
   After waivers and fees paid
      indirectly (a) ........................         0.83%       0.89%     0.89%       N/A        N/A           N/A
   Before waivers and fees paid
      indirectly (a) ........................         0.95%       0.95%     0.99%      0.96%      0.94%         1.12%(c)
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................        (0.27)%     (0.10)%   (0.24)%    (0.15)%    (0.12)%        0.45%(c)
   After waivers and fees paid
      indirectly (a) ........................        (0.20)%     (0.09)%   (0.23)%      N/A        N/A           N/A
   Before waivers and fees paid
      indirectly (a) ........................        (0.32)%     (0.15)%   (0.33)%    (0.21)%    (0.16)%        0.23%(c)
Portfolio turnover rate .....................           44%         77%       99%       140%       127%           29%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income (loss) .........................     $     --#   $      --# $  0.01    $    --#   $    --       $   0.01
------------------------------------------------------------------------------------------------------------------------

                                                 Six Months                                                     May 1,
                                                   Ended                    Year Ended December 31,            1999* to
                                               June 30, 2004  -------------------------------------------    December 31,
Class IB                                        (Unaudited)      2003      2002      2001        2000(e)       1999(e)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $   6.20     $   5.03   $   7.31   $   9.62   $    11.86      $  10.00
                                                 --------     --------   --------   --------   ----------      --------
   Income (loss) from investment operations:
   Net investment income (loss) .............       (0.01)       (0.02)     (0.03)     (0.03)       (0.03)         0.01
   Net realized and unrealized gain (loss)
      on investments ........................        0.22         1.19      (2.25)     (2.28)       (2.14)         1.89
                                                 --------     --------   --------   --------   ----------      --------
   Total from investment operations .........        0.21         1.17      (2.28)     (2.31)       (2.17)         1.90
                                                 --------     --------   --------   --------   ----------      --------
   Less distributions:
   Dividends from net investment
      income ................................          --           --         --         --           --         (0.01)
   Distributions from realized gains ........          --           --         --         --#       (0.07)        (0.03)
                                                 --------     --------   --------   --------   ----------      --------
   Total dividends and distributions ........          --           --         --         --#       (0.07)        (0.04)
                                                 --------     --------   --------   --------   ----------      --------
Net asset value, end of period ..............    $   6.41     $   6.20   $   5.03   $   7.31   $     9.62      $  11.86
                                                 ========     ========   ========   ========   ==========      ========
Total return (b) ............................        3.39 %      23.26%    (31.19)%   (24.01)%     (18.34)%       18.97%
                                                 ========     ========   ========   ========   ==========      ========
Ratios/Supplemental Data:
Net assets, end of period (000's)  ..........    $729,028     $725,650   $580,975   $924,331   $1,341,788      $451,323
Ratio of expenses to average net assets:
   After waivers (a) ........................        1.15%        1.15%      1.15%      1.15%        1.15%         1.15%(c)
   After waivers and fees paid
      indirectly (a) ........................        1.08%        1.14%      1.14%       N/A          N/A           N/A
   Before waivers and fees paid
      indirectly (a) ........................        1.20%        1.20%      1.24%      1.21%        1.19%         1.37%(c)
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................       (0.52)%      (0.35)%    (0.49)%    (0.40)%      (0.37)%        0.20%(c)
   After waivers and fees paid
      indirectly (a) ........................       (0.45)%      (0.34)%    (0.48)%      N/A          N/A           N/A
   Before waivers and fees paid
      indirectly (a) ........................       (0.57)%      (0.40)%    (0.58)%    (0.46)%      (0.40)%       (0.02)%(c)
Portfolio turnover rate .....................          44%          77%        99%       140%         127%           29%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income (loss) .........................    $     --#    $     --#  $   0.01   $     --#  $       --      $   0.01
----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO (d):
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                       Year Ended December 31,
                                               June 30, 2004  ----------------------------------------------------
Class IA                                        (Unaudited)     2003(e)    2002(e)   2001(e)   2000(e)   1999(e)
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........   $    10.25    $    10.17  $   9.81  $   9.55  $   9.11  $   9.84
                                                ----------    ----------  --------  --------  --------  --------
   Income from investment operations:
   Net investment income ....................         0.13          0.24      0.32      0.57      0.60      0.54
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................        (0.12)         0.12      0.45      0.22      0.44     (0.74)
                                                ----------    ----------  --------  --------  --------  --------
   Total from investment operations .........         0.01          0.36      0.77      0.79      1.04     (0.20)
                                                ----------    ----------  --------  --------  --------  --------
   Less distributions:
   Dividends from net investment income .....           --         (0.15)    (0.28)    (0.53)    (0.60)    (0.50)
   Distributions from realized gains ........        (0.03)        (0.13)    (0.13)       --        --     (0.03)
                                                ----------    ----------  --------  --------  --------  --------
   Total dividends and distributions ........        (0.03)        (0.28)    (0.41)    (0.53)    (0.60)    (0.53)
                                                ----------    ----------  --------  --------  --------  --------
Net asset value, end of period ..............   $    10.23    $    10.25  $  10.17  $   9.81  $   9.55  $   9.11
                                                ==========    ==========  ========  ========  ========  ========
Total return (b)  ...........................         0.11%         3.83%     7.91%     8.28%    11.48%    (2.00)%
                                                ==========    ==========  ========  ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's)  ..........   $1,492,379    $1,459,282  $341,209  $309,097  $553,109  $329,895
   Ratio of expenses to average net
      assets (a)  ...........................         0.56%         0.58%     0.62%     0.60%     0.59%     0.56%
   Ratio of net investment income to
      average net assets (a)  ...............         2.57%         2.35%     3.16%     5.31%     6.34%     5.64%
Portfolio turnover rate .....................          338%          697%      755%      301%      282%      147%
------------------------------------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                       Year Ended December 31,
                                               June 30, 2004  ----------------------------------------------
Class IB                                        (Unaudited)    2003(e)    2002(e)  2001(e)  2000(e)  1999(e)
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $  10.19     $  10.12   $   9.77  $  9.52  $ 9.09   $ 9.84
                                                 --------     --------   --------  -------  ------   ------
   Income from investment operations:
   Net investment income ....................        0.12         0.22       0.29     0.51    0.57     0.52
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................       (0.12)        0.11       0.46     0.25    0.45    (0.75)
                                                 --------     --------   --------  -------  ------   ------
   Total from investment operations .........          --         0.33       0.75     0.76    1.02    (0.23)
                                                 --------     --------   --------  -------  ------   ------
   Less distributions:
   Dividends from net investment income .....          --        (0.13)     (0.27)   (0.51)  (0.59)   (0.49)
   Distributions from realized gains ........       (0.03)       (0.13)     (0.13)      --      --    (0.03)
                                                 --------     --------   --------  -------  ------   ------
   Total dividends and distributions ........       (0.03)       (0.26)     (0.40)   (0.51)  (0.59)   (0.52)
                                                 --------     --------   --------  -------  ------   ------
Net asset value, end of period ..............    $  10.16     $  10.19   $  10.12  $  9.77  $ 9.52   $ 9.09
                                                 ========     ========   ========  =======  ======   ======
Total return (b)  ...........................       (0.03)%       3.56%      7.68%    8.04%  11.28%   (2.25)%
                                                 ========     ========   ========  =======  ======   ======
Ratios/Supplemental Data:
Net assets, end of period (000's)  ..........    $390,609     $367,273   $189,680  $46,843  $9,159   $1,094
   Ratio of expenses to average net
      assets (a)  ...........................        0.81%        0.83%      0.87%    0.85%   0.84%    0.81%
   Ratio of net investment income to
      average net assets (a)  ...............        2.32%        2.10%      2.91%    4.97%   5.98%    5.39%
Portfolio turnover rate .....................         338%         697%       755%     301%    282%     147%
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO(d)(k):
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                    Year Ended December  31,
                                               June 30, 2004  ----------------------------------------------------
Class IA                                        (Unaudited)     2003       2002      2001(e)    2000(e)    1999(e)
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $  12.75    $   9.02   $  12.90   $  15.06   $  15.11   $  11.82
                                                  --------    --------   --------   --------   --------   --------
   Income (loss) from investment
      operations:
   Net investment loss ......................        (0.03)      (0.02)     (0.06)     (0.06)     (0.07)     (0.05)
   Net realized and unrealized gain (loss)
      on investments ........................         0.66        3.75      (3.82)     (1.89)      1.99       3.34
                                                  --------    --------   --------   --------   --------   --------
      Total from investment operations ......         0.63        3.73      (3.88)     (1.95)      1.92       3.29
                                                  --------    --------   --------   --------   --------   --------
      Less distributions:
      Distributions from realized gains .....           --          --         --      (0.21)     (1.97)        --
                                                  --------    --------   --------   --------   --------   --------
Net asset value, end of period ..............     $  13.38    $  12.75   $   9.02   $  12.90   $  15.06   $  15.11
                                                  ========    ========   ========   ========   ========   ========
Total return (b) ............................         4.94%      41.35%    (30.08)%   (13.03)%    14.12%     27.75%
                                                  ========    ========   ========   ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $468,101    $451,408   $317,679   $461,312   $501,596   $241,000
Ratio of expenses to average net assets:
      After fees paid indirectly (a) ........         0.70%       0.78%      0.81%       N/A        N/A        N/A
      Before fees paid indirectly (a) .......         0.81%       0.82%      0.83%      0.81%      0.84%      0.95%
Ratio of net investment income (loss) to
   average net assets:
      After fees paid indirectly (a) ........        (0.47)%     (0.21)%    (0.55)%      N/A        N/A        N/A
      Before fees paid indirectly (a) .......        (0.58)%     (0.25)%    (0.57)%    (0.49)%    (0.37)%    (0.40)%
Portfolio turnover rate .....................           46%        114%       110%       110%       142%       221%
------------------------------------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                    Year Ended December  31,
                                               June 30, 2004  ----------------------------------------------------
Class IB                                        (Unaudited)     2003       2002      2001(e)    2000(e)    1999(e)
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $  12.54    $   8.90   $  12.75   $  14.92   $  15.03   $  11.79
                                                  --------    --------   --------   --------   --------   --------
   Income (loss) from investment
      operations:
   Net investment loss ......................        (0.05)      (0.04)     (0.08)     (0.08)     (0.11)     (0.08)
   Net realized and unrealized gain (loss)
      on investments ........................         0.66        3.68      (3.77)     (1.88)      1.97       3.32
                                                  --------    --------   --------   --------   --------   --------
      Total from investment operations ......         0.61        3.64      (3.85)     (1.96)      1.86       3.24
                                                  --------    --------   --------   --------   --------   --------
      Less distributions:
      Distributions from realized gains .....           --          --         --      (0.21)     (1.97)        --
                                                  --------    --------   --------   --------   --------   --------
Net asset value, end of period ..............     $  13.15    $  12.54   $   8.90   $  12.75   $  14.92   $  15.03
                                                  ========    ========   ========   ========   ========   ========
Total return (b) ............................         4.86%      40.90%    (30.20)%   (13.28)%    13.78%     27.46%
                                                  ========    ========   ========   ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $588,549    $552,216   $308,406   $387,833   $360,635   $162,331
Ratio of expenses to average net assets:
      After fees paid indirectly (a) ........         0.95%       1.03%      1.06%       N/A        N/A        N/A
      Before fees paid indirectly (a) .......         1.06%       1.07%      1.08%      1.06%      1.09%      1.20%
Ratio of net investment income (loss) to
   average net assets:
      After fees paid indirectly (a) ........        (0.72)%     (0.46)%    (0.80)%      N/A        N/A        N/A
      Before fees paid indirectly (a) .......        (0.83)%     (0.50)%    (0.82)%    (0.74)%    (0.62)%    (0.65)%
Portfolio turnover rate .....................           46%        114%       110%       110%       142%       221%
------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO(g):
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                               May 18,
                                                   Ended      Year Ended December 31,    2001* to
                                               June 30, 2004  -----------------------  December 31,
Class IA                                        (Unaudited)        2003     2002           2001
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $ 12.77        $ 10.03  $ 11.77         $ 12.26
                                                  -------        -------  -------         -------
   Income from investment operations:
   Net investment income ....................        0.09           0.18     0.18            0.11
   Net realized and unrealized gain (loss)
      on investments ........................        0.37           2.73    (1.76)          (0.26)
                                                  -------        -------  -------         -------
      Total from investment operations ......        0.46           2.91    (1.58)          (0.15)
                                                  -------        -------  -------         -------
      Less distributions:
      Dividends from net investment income ..          --#         (0.17)   (0.16)           0.13)
      Distributions from realized gains .....          --             --       --           (0.21)
                                                  -------        -------  -------         -------
      Total dividends and distributions .....          --#         (0.17)   (0.16)          (0.34)
                                                  -------        -------  -------         -------
Net asset value, end of period ..............     $ 13.23        $ 12.77  $ 10.03         $ 11.77
                                                  =======        =======  =======         =======
Total return (b) ............................        3.61%         29.07%  (13.42)%         (1.21)%
                                                  =======        =======  =======         =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $39,086        $32,274  $21,214         $18,000
Ratio of expenses to average net assets:
      After waivers (a) .....................        0.70%          0.70%    0.70%           0.70%
      After waivers and fees paid
         indirectly (a) .....................        0.70%          0.70%    0.69%            N/A
      Before waivers and fees paid
         indirectly (a) .....................        0.70%          0.70%    0.73%           0.73%
Ratio of net investment income to average
   net assets:
      After waivers (a) .....................        1.53%          1.82%    1.77%           1.69%
      After waivers and fees paid
         indirectly (a) .....................        1.53%          1.82%    1.78%            N/A
      Before waivers and fees paid
         indirectly (a) .....................        1.53%          1.82%    1.75%           1.66%
Portfolio turnover rate .....................          14%            21%      13%             90%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................     $    --        $    --# $    --#        $    --#
---------------------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                     Year Ended December 31,
                                               June 30, 2004  ----------------------------------------------------
Class IB                                        (Unaudited)      2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $    12.76   $    10.03  $  11.77   $  11.73  $  12.06   $  11.94
                                                 ----------   ----------  --------   --------  --------   --------
   Income from investment operations:
   Net investment income ....................          0.08         0.15      0.14       0.11      0.09       0.11
   Net realized and unrealized gain (loss)
      on investments ........................          0.36         2.73     (1.74)      0.25     (0.33)      0.31
                                                 ----------   ----------  --------   --------  --------   --------
      Total from investment operations ......          0.44         2.88     (1.60)      0.36     (0.24)      0.42
                                                 ----------   ----------  --------   --------  --------   --------
      Less distributions:
      Dividends from net investment income ..            --#       (0.15)    (0.14)     (0.11)    (0.09)     (0.11)
      Distributions from realized gains .....            --           --        --      (0.21)       --      (0.19)
                                                 ----------   ----------  --------   --------  --------   --------
      Total dividends and distributions .....            --#       (0.15)    (0.14)     (0.32)    (0.09)     (0.30)
                                                 ----------   ----------  --------   --------  --------   --------
Net asset value, end of period ..............    $    13.20   $    12.76  $  10.03   $  11.77  $  11.73   $  12.06
                                                 ==========   ==========  ========   ========  ========   ========
Total return (b) ............................          3.45%       28.73%   (13.61)%     3.09%    (1.94)%     3.55%
                                                 ==========   ==========  ========   ========  ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........    $1,714,822   $1,508,256  $800,212   $608,741  $176,049   $133,503
Ratio of expenses to average net assets:
      After waivers (a) .....................          0.95%        0.95%     0.95%      0.95%     0.95%      0.94%
      After waivers and fees paid
         indirectly (a) .....................          0.95%        0.95%     0.94%       N/A       N/A        N/A
      Before waivers and fees paid
         indirectly (a) .....................          0.95%        0.95%     0.98%      0.98%     0.95%      1.00%
Ratio of net investment income to average
   net assets:
      After waivers (a) .....................          1.28%        1.57%     1.52%      1.40%     0.91%      1.10%
      After waivers and fees paid
         indirectly (a) .....................          1.28%        1.57%     1.53%       N/A       N/A        N/A
      Before waivers and fees paid
         indirectly (a) .....................          1.28%        1.57%     1.50%      1.37%     0.91%      1.04%
Portfolio turnover rate .....................            14%          21%       13%        90%       33%        32%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................    $       --   $       --# $     --#  $     --# $     --   $   0.01
------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                  October 2,
                                                   Ended       Year Ended     2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)       2003          2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period ........      $ 7.55        $ 5.88        $ 5.64
                                                   ------        ------        ------
   Income (loss) from investment
      operations:
   Net investment income (loss) .............       (0.01)        (0.01)           --#
   Net realized and unrealized gain on
      investments ...........................        0.13          1.68          0.24
                                                   ------        ------        ------
      Total from investment operations ......        0.12          1.67          0.24
                                                   ------        ------        ------
Net asset value, end of period ..............      $ 7.67        $ 7.55        $ 5.88
                                                   ======        ======        ======
Total return (b) ............................        1.59%        28.40%         4.26%
                                                   ======        ======        ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........      $   66        $   65        $   51
Ratio of expenses to average net assets:
   After waivers (a) ........................        0.80%         0.80%         0.80%
   After waivers and fees paid
      indirectly (a) ........................        0.72%         0.75%         0.70%
   Before waivers and fees paid
      indirectly (a) ........................        0.95%         1.20%         1.82%
Ratio of net investment loss to average
   net assets:
   After waivers (a) ........................       (0.29)%       (0.20)%       (0.13)%
   After waivers and fees paid
      indirectly (a) ........................       (0.21)%       (0.15)%       (0.03)%
   Before waivers and fees paid
      indirectly (a) ........................       (0.44)%       (0.60)%       (1.15)%
Portfolio turnover rate .....................          22%           54%          130%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income (loss) .........................      $ 0.01        $ 0.03        $ 0.02
----------------------------------------------------------------------------------------

                                                 Six Months                                          September 1,
                                                   Ended             Year Ended December 31,           1999* to
                                               June 30, 2004  ------------------------------------   December 31,
Class IB                                        (Unaudited)     2003      2002      2001     2000        1999
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $  7.52     $  5.88   $  7.99   $  9.64   $10.76      $10.00
                                                  -------     -------   -------   -------   ------      ------
   Income (loss) from investment
      operations:
   Net investment loss ......................       (0.02)      (0.02)    (0.01)    (0.02)   (0.01)      (0.01)
   Net realized and unrealized gain (loss)
      on investments ........................        0.14        1.66     (2.10)    (1.37)   (0.34)       0.83
                                                  -------     -------   -------   -------   ------      ------
      Total from investment operations ......        0.12        1.64     (2.11)    (1.39)   (0.35)       0.82
                                                  -------     -------   -------   -------   ------      ------
      Less distributions:
      Distributions from realized gains .....          --          --        --     (0.26)   (0.77)      (0.06)
                                                  -------     -------   -------   -------   ------      ------
Net asset value, end of period ..............     $  7.64     $  7.52   $  5.88   $  7.99   $ 9.64      $10.76
                                                  =======     =======   =======   =======   ======      ======
Total return (b) ............................        1.60%      27.89%   (26.41)%  (14.74)%  (2.87)%      8.09%
                                                  =======     =======   =======   =======   ======      ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $41,109     $33,711   $11,064   $ 5,898   $3,922      $2,622
Ratio of expenses to average net assets:
      After waivers (a) .....................        1.05%       1.05%     1.05%     1.05%    1.05%       1.05%
      After waivers and fees paid
         indirectly (a) .....................        0.97%       1.00%     0.95%      N/A      N/A         N/A
      Before waivers and fees paid
         indirectly (a) .....................        1.20%       1.45%     2.07%     2.36%    2.37%       5.38%
Ratio of net investment loss to average
   net assets:
      After waivers (a) .....................       (0.54)%     (0.45)%   (0.38)%   (0.33)%  (0.11)%     (0.19)%
      After waivers and fees paid
         indirectly (a) .....................       (0.46)%     (0.40)%   (0.28)%     N/A      N/A         N/A
      Before waivers and fees paid
         indirectly (a) .....................       (0.69)%     (0.85)%   (1.40)%   (1.64)%  (1.43)%     (4.52)%
Portfolio turnover rate .....................          22%         54%      130%       46%      81%         45%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      loss ..................................     $  0.01     $  0.02   $  0.04   $  0.08   $ 0.10      $   --
---------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                  Six Months                    March 25,
                                                     Ended        Year Ended     2002* to
                                               June 30, 2004(e)  December 31,  December 31,
Class IA                                          (Unaudited)        2003          2002
-------------------------------------------------------------------------------------------
Net asset value, beginning of period ........       $  9.64         $ 7.35       $  8.77
                                                    -------         ------       -------
   Income from investment operations:
   Net investment income ....................          0.08           0.07          0.05
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................          0.08           2.34         (1.35)
                                                    -------         ------       -------
   Total from investment operations .........          0.16           2.41         (1.30)
                                                    -------         ------       -------
   Less distributions:
   Dividends from net investment income......         (0.01)         (0.12)        (0.12)
                                                    -------         ------       -------
Net asset value, end of period ..............       $  9.79         $ 9.64       $  7.35
                                                    =======         ======       =======
Total return (b) ............................          1.67%         33.05%       (14.81)%
                                                    =======         ======       =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............       $26,616         $  320       $    84
Ratio of expenses to average net assets:
   After waivers (a) ........................          0.95%          0.95%         0.95%
   After waivers and fees paid
   indirectly (a) ...........................          0.90%          0.93%         0.92%
   Before waivers and fees paid
      indirectly (a) ........................          0.98%          1.06%         1.14%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................          1.68%          0.90%         0.76%
   After waivers and fees paid
      indirectly (a) ........................          1.73%          0.92%         0.79%
   Before waivers and fees paid
      indirectly (a) ........................          1.65%          0.79%         0.57%
Portfolio turnover rate .....................            10%            12%           23%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................       $    --#        $ 0.01       $  0.01
-------------------------------------------------------------------------------------------

                                                  Six Months                                                   May 1,
                                                     Ended                Year Ended December 31,             1999* to
                                               June 30, 2004(e)  ----------------------------------------   December 31,
Class IB                                          (Unaudited)      2003      2002       2001       2000         1999
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........      $   9.64      $   7.35  $   8.77   $  11.28   $  14.10     $ 10.00
                                                   --------      --------  --------   --------   --------     -------
   Income from investment operations:
   Net investment income ....................          0.07          0.05      0.06       0.04       0.10          --
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................          0.08          2.34     (1.37)     (2.38)     (2.68)       4.10
                                                   --------      --------  --------   --------   --------     -------
   Total from investment operations .........          0.15          2.39     (1.31)     (2.34)     (2.58)       4.10
                                                   --------      --------  --------   --------   --------     -------
   Less distributions:
   Dividends from net investment income .....         (0.01)        (0.10)    (0.11)     (0.14)     (0.07)         --
   Distributions from realized gains ........            --            --        --      (0.03)     (0.17)         --
                                                   --------      --------  --------   --------   --------     -------
   Total dividends and distributions ........         (0.01)        (0.10)    (0.11)     (0.17)     (0.24)         --
                                                   --------      --------  --------   --------   --------     -------
Net asset value, end of period ..............      $   9.78      $   9.64  $   7.35   $   8.77   $  11.28     $ 14.10
                                                   ========      ========  ========   ========   ========     =======
Total return (b)  ...........................          1.56%        32.54%   (15.00)%   (20.89)%   (19.19)%     41.00%
                                                   ========      ========  ========   ========   ========     =======
Ratios/Supplemental Data:
Net assets, end of period (000's)  ..........      $467,234      $357,162  $125,521   $101,683   $110,486     $52,049
Ratio of expenses to average net assets:
   After waivers (a)  .......................          1.20%         1.20%     1.20%      1.20%      1.20%       1.20%
   After waivers and fees paid
      indirectly (a) ........................          1.15%         1.18%     1.17%       N/A        N/A         N/A
   Before waivers and fees paid
      indirectly (a)  .......................          1.23%         1.31%     1.39%      1.39%      1.28%       1.65%
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................          1.43%         0.65%     0.51%      0.39%      0.37%       0.02%
   After waivers and fees paid
      indirectly (a) ........................          1.48%         0.67%     0.54%       N/A        N/A         N/A
   Before waivers and fees paid
      indirectly (a)  .......................          1.40%         0.54%     0.32%      0.20%      0.29%      (0.43)%
Portfolio turnover rate .....................            10%           12%       23%        38%        26%         28%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................      $     --#     $   0.01  $   0.01   $   0.02   $   0.02     $  0.02
------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(i):
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                  March 25,
                                                   Ended       Year Ended    2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)       2003          2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period ........      $10.75        $ 8.22       $ 10.84
                                                   ------        ------       -------
   Income from investment operations:
   Net investment income ....................        0.03          0.05          0.11
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................        0.45          2.54         (2.71)
                                                   ------        ------       -------
   Total from investment operations .........        0.48          2.59         (2.60)
                                                   ------        ------       -------
   Less distributions:
   Dividends from net investment
      income ................................          --#        (0.06)        (0.02)
                                                   ------        ------       -------
Net asset value, end of period ..............      $11.23        $10.75       $  8.22
                                                   ======        ======       =======
Total return (b).............................        4.47%        31.55%       (23.94)%
                                                   ======        ======       =======
Ratios/Supplemental Data:
Net assets, end of period (000's)  ..........      $  239        $  210       $    82
Ratio of expenses to average net assets:
   After waivers (a)  .......................        0.70%         0.70%         0.70%
   After waivers and fees paid
      indirectly (a) ........................        0.58%         0.68%         0.18%
   Before waivers and fees paid
      indirectly (a)  .......................        0.71%         0.72%         0.81%
Ratio of net investment income to average
   net assets:
   After waivers (a)  .......................        0.48%         0.63%         0.75%
   After waivers and fees paid
      indirectly (a) ........................        0.60%         0.65%         1.27%
   Before waivers and fees paid
      indirectly (a)  .......................        0.47%         0.61%         0.64%
Portfolio turnover rate .....................          10%           24%          222%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................      $   --#       $   --#      $  0.01
----------------------------------------------------------------------------------------

                                                 Six Months                                               May 1,
                                                   Ended              Year Ended December 31,            1999* to
                                               June 30, 2004  ---------------------------------------  December 31,
Class IB                                        (Unaudited)     2003      2002       2001       2000       1999
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $  10.76    $   8.22  $  10.93   $  11.18   $ 10.69     $ 10.00
                                                  --------    --------  --------   --------   -------     -------
   Income from investment operations:
   Net investment income ....................         0.02        0.03      0.04       0.02      0.04        0.02
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................         0.45        2.55     (2.73)     (0.25)     0.59        0.69
                                                  --------    --------  --------   --------   -------     -------
   Total from investment operations .........         0.47        2.58     (2.69)     (0.23)     0.63        0.71
                                                  --------    --------  --------   --------   -------     -------
   Less distributions:
   Dividends from net investment income .....           --#      (0.04)    (0.02)     (0.02)    (0.04)      (0.02)
   Distributions from realized gains ........           --          --        --         --     (0.10)         --
                                                  --------    --------  --------   --------   -------     -------
   Total dividends and distributions ........           --#      (0.04)    (0.02)     (0.02)    (0.14)      (0.02)
                                                  --------    --------  --------   --------   -------     -------
Net asset value, end of period ..............     $  11.23    $  10.76  $   8.22   $  10.93   $ 11.18     $ 10.69
                                                  ========    ========  ========   ========   =======     =======
Total return (b)  ...........................         4.38%      31.41%   (24.62)%    (2.04)%    5.92%       7.10%
                                                  ========    ========  ========   ========   =======     =======
Ratios/Supplemental Data:
Net assets, end of period (000's)  ..........     $944,975    $877,404  $563,396   $111,944   $77,959     $33,903
Ratio of expenses to average net assets:
   After waivers (a)  .......................         0.95%       0.95%     0.95%      0.95%     0.95%       0.95%
   After waivers and fees paid
      indirectly (a) ........................         0.83%       0.93%     0.43%       N/A       N/A         N/A
   Before waivers and fees paid
      indirectly (a)  .......................         0.96%       0.97%     1.06%      1.05%     1.06%       1.35%
Ratio of net investment income (loss)
   to average net assets:
   After waivers (a) ........................         0.23%       0.38%     0.50%      0.26%     0.47%       0.37%
   After waivers and fees paid
      indirectly (a) ........................         0.35%       0.40%     1.02%       N/A       N/A         N/A
   Before waivers and fees paid
      indirectly (a) ........................         0.22%       0.36%     0.39%      0.16%     0.37%      (0.03)%
Portfolio turnover rate .....................           10%         24%      222%        30%       38%         36%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income .............................        $     --#   $     --# $     --#  $   0.01   $  0.01     $  0.02
-------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO(l):
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                   March 25,
                                                   Ended      Year Ended      2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)       2003          2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period ........      $10.57        $ 7.77        $ 10.12
                                                   ------        ------        -------
   Income from investment operations:
   Net investment income ....................        0.02          0.03           0.05
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................        0.32          2.82          (2.35)
                                                   ------        ------        -------
   Total from investment operations .........        0.34          2.85          (2.30)
                                                   ------        ------        -------
   Less distributions:
   Dividends from net investment income .....          --         (0.05)         (0.05)
                                                   ------        ------        -------
Net asset value, end of period ..............      $10.91        $10.57        $  7.77
                                                   ======        ======        =======
Total return (b).............................        3.22%        36.72%        (22.77)%
                                                   ======        ======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)  ..........      $2,678        $1,359        $    93
Ratio of expenses to average net assets:
   After waivers (a)  .......................        0.70%         0.70%          0.70%
   After waivers and fees paid
      indirectly (a) ........................        0.65%         0.68%          0.66%
   Before waivers and fees paid
      indirectly (a)  .......................        0.71%         0.72%          0.77%
Ratio of net investment income to average
      net assets:
   After waivers (a) ........................        0.51%         0.60%          0.68%
   After waivers and fees paid
      indirectly (a) ........................        0.56%         0.62%          0.72%
   Before waivers and fees paid
      indirectly (a)  .......................        0.50%         0.58%          0.61%
Portfolio turnover rate .....................           6%           15%            30%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................      $   --#       $   --#       $    --#
----------------------------------------------------------------------------------------

                                                 Six Months                                                 May 1,
                                                   Ended               Year Ended December 31,            1999* to
                                               June 30, 2004  ----------------------------------------  December 31,
Class IB                                        (Unaudited)     2003      2002       2001       2000        1999
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $  10.57    $   7.77  $  10.22   $  10.46   $  10.32    $ 10.00
                                                  --------    --------  --------   --------   --------    -------
   Income from investment operations:
   Net investment income ....................         0.02        0.02      0.03       0.03       0.05       0.02
   Net realized and unrealized gain (loss)
      on investments and
   foreign currency transactions ............         0.30        2.81     (2.45)     (0.24)      0.30       0.35
                                                  --------    --------  --------   --------   --------    -------
   Total from investment operations .........         0.32        2.83     (2.42)     (0.21)      0.35       0.37
                                                  --------    --------  --------   --------   --------    -------
   Less distributions:
   Dividends from net investment
      income ................................           --       (0.03)    (0.03)     (0.03)     (0.05)     (0.02)
   Distributions from realized gains ........           --          --        --         --#     (0.16)     (0.03)
                                                  --------    --------  --------   --------   --------    -------
   Total dividends and distributions ........           --       (0.03)    (0.03)     (0.03)     (0.21)     (0.05)
                                                  --------    --------  --------   --------   --------    -------
Net asset value, end of period ..............     $  10.89    $  10.57  $   7.77   $  10.22   $  10.46    $ 10.32
                                                  ========    ========  ========   ========   ========    =======
Total return (b)  ...........................         3.03%      36.38%   (23.68)%    (2.01)%     3.56%      3.76%
                                                  ========    ========  ========   ========   ========    =======
Ratios/Supplemental Data:
Net assets, end of period (000's)  ..........     $906,414    $752,983  $273,334   $198,364   $136,485    $67,472
Ratio of expenses to average net assets:
   After waivers (a)  .......................         0.95%       0.95%     0.95%      0.95%      0.95%      0.95%
   After waivers and fees paid
      indirectly (a) ........................         0.90%       0.93%     0.91%       N/A        N/A        N/A
   Before waivers and fees paid
      indirectly (a)  .......................         0.96%       0.97%     1.02%      1.01%      1.01%      1.23%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................         0.26%       0.35%     0.43%      0.32%      0.60%      0.63%
   After waivers and fees paid
      indirectly (a) ........................         0.31%       0.37%     0.47%       N/A        N/A        N/A
   Before waivers and fees paid
      indirectly (a)  .......................         0.25%       0.33%     0.36%      0.26%      0.54%      0.35%
Portfolio turnover rate .....................            6%         15%       30%        36%        43%        50%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................     $     --#   $     --# $     --#  $     --#  $   0.01    $  0.01
-------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                  Six Months                    October 2,
                                                     Ended        Year Ended     2002* to
                                               June 30, 2004(e)  December 31,  December 31,
Class IA                                          (Unaudited)        2003          2002
-------------------------------------------------------------------------------------------
Net asset value, beginning of period ........      $ 8.20           $ 5.29        $4.85
                                                   ------           ------        -----
   Income (loss) from investment operations:
   Net investment income (loss)..............        0.04             0.07           --#
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ..........................       (0.27)            2.91         0.44
                                                   ------           ------        -----
   Total from investment operations .........       (0.23)            2.98         0.44
                                                   ------           ------        -----
   Less distributions:
   Dividends from net investment income .....          --#           (0.07)          --
                                                   ------           ------        -----
Net asset value, end of period ..............      $ 7.97           $ 8.20        $5.29
                                                   ======           ======        =====
Total return (b).............................       (2.63)%          56.18%        9.07%
                                                   ======           ======        =====
Ratios/Supplemental Data:
Net assets, end of period (000's)............      $2.245           $  995        $  62
Ratio of expenses to average net assets:
   After waivers (a).........................        1.55%            1.55%        1.57%
   After waivers and fees paid
      indirectly (a).........................        1.46%            1.53%        1.56%
   Before waivers and fees paid
      indirectly (a).........................        1.55%            1.55%        1.62%
Ratio of net investment income to average net
   assets:
   After waivers (a).........................        0.86%            1.33%        0.13%
   After waivers and fees paid
      indirectly (a).........................        0.95%            1.35%        0.14%
   Before waivers and fees paid
      indirectly (a).........................        0.86%            1.33%        0.08%
Portfolio turnover rate .....................          32%              81%          78%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment income
      (loss).................................      $   --           $   --#       $  --#
-------------------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended                      Year Ended December 31,
                                               June 30, 2004(e)  ----------------------------------------------------
Class IB                                          (Unaudited)      2003       2002       2001       2000       1999
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $   8.19       $   5.28   $   5.61   $   5.93   $  11.22   $   5.79
                                                  --------       --------   --------   --------   --------   --------
   Income (loss) from investment operations:
   Net investment income (loss) .............         0.03           0.05      (0.01)      0.02      (0.08)     (0.01)
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ..........................        (0.26)          2.91      (0.32)     (0.33)     (4.37)      5.55
                                                  --------       --------   --------   --------   --------   --------
   Total from investment operations .........        (0.23)          2.96      (0.33)     (0.31)     (4.45)      5.54
                                                  --------       --------   --------   --------   --------   --------
   Less distributions:
   Dividends from net investment income .....           --#         (0.05)        --         --         --         --
   Distributions from realized gains ........           --             --         --      (0.01)     (0.84)     (0.11)
                                                  --------       --------   --------   --------   --------   --------
   Total dividends and distributions ........           --#         (0.05)        --      (0.01)     (0.84)     (0.11)
                                                  --------       --------   --------   --------   --------   --------
Net asset value, end of period...............     $   7.96       $   8.19   $   5.28   $   5.61   $   5.93   $  11.22
                                                  ========       ========   ========   ========   ========   ========
Total return (b).............................        (2.75)%        56.09%     (6.05)%    (5.09)%   (40.12)%    95.82%
                                                  ========       ========   ========   ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's)............     $443,582       $389,893   $193,115   $183,868   $198,044   $191,581
Ratio of expenses to average net assets:
   After waivers (a).........................         1.80%          1.80%      1.82%      1.78%      1.75%      1.75%
   After waivers and fees paid
      indirectly (a) ........................         1.71%          1.78%      1.81%       N/A        N/A        N/A
   Before waivers and fees paid
      indirectly (a).........................         1.80%          1.80%      1.87%      2.13%      1.92%      2.38%
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a).........................         0.61%          1.08%     (0.12)%     0.32%     (0.86)%    (0.18)%
   After waivers and fees paid
      indirectly (a).........................         0.70%          1.10%     (0.11)%      N/A        N/A        N/A
   Before waivers and fees paid
      indirectly (a).........................         0.61%          1.08%     (0.17)%    (0.03)%    (0.99)%    (0.82)%
Portfolio turnover rate .....................           32%            81%        78%       143%        95%       138%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment income
      (loss) ................................     $     --       $     --#  $     --#  $   0.02   $   0.01   $   0.02
---------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO(d)(f):
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                Six Months
                                                   Ended                            Year Ended December 31,
                                               June 30, 2004  ---------------------------------------------------------------
Class IA                                        (Unaudited)      2003          2002        2001(e)      2000(e)      1999(e)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........  $    21.38     $    16.92    $    22.05   $    25.34   $    29.57   $    25.00
                                               ----------     ----------    ----------   ----------   ----------   ----------
   Income from investment operations:
   Net investment income ....................        0.15           0.28          0.26         0.26         0.25         0.28
   Net realized and unrealized gain (loss)
      on investments ........................        0.55           4.47         (5.15)       (3.28)       (3.13)        4.78
                                               ----------     ----------    ----------   ----------   ----------   ----------
   Total from investment operations .........        0.70           4.75         (4.89)       (3.02)       (2.88)        5.06
                                               ----------     ----------    ----------   ----------   ----------   ----------
   Less distributions:
   Dividends from net investment income .....         --#          (0.29)        (0.22)       (0.25)       (0.19)       (0.27)
   Distributions from realized gains ........         --              --         (0.02)       (0.02)       (1.16)       (0.22)
                                               ----------     ----------    ----------   ----------   ----------   ----------
   Total dividends and distributions ........         --#          (0.29)        (0.24)       (0.27)       (1.35)       (0.49)
                                               ----------     ----------    ----------   ----------   ----------   ----------
Net asset value, end of period ..............  $    22.08     $    21.38    $    16.92   $    22.05   $    25.34   $    29.57
                                               ==========     ==========    ==========   ==========   ==========   ==========
Total return (b).............................        3.28%         28.14%       (22.19)%     (11.95)%      (9.58)%      20.38%
                                               ==========     ==========    ==========   ==========   ==========   ==========
Ratios/Supplemental Data:
Net assets, end of period (000's)............  $1,570,732     $1,560,563    $1,256,522   $1,775,556   $2,106,901   $2,618,539
   Ratio of expenses to average net
      assets (a).............................        0.30%          0.31%         0.32%        0.31%        0.32%        0.33%
   Ratio of net investment income to average
      net assets (a) ........................        1.34%          1.48%         1.30%        1.08%        0.87%        1.05%
Portfolio turnover rate .....................          --++%          --++%          8%           3%          17%           5%
-----------------------------------------------------------------------------------------------------------------------------

                                                Six Months
                                                  Ended                      Year Ended December  31,
                                               June 30, 2004  ------------------------------------------------------
Class IB                                        (Unaudited)      2003         2002      2001(e)    2000(e)   1999(e)
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........  $    21.28     $    16.84    $  21.95   $  25.22   $  29.50   $ 24.98
                                               ----------     ----------    --------   --------   --------   -------
   Income from investment operations:
   Net investment income ....................        0.11           0.19        0.18       0.20       0.16      0.21
   Net realized and unrealized gain (loss)
      on investments ........................        0.56           4.49       (5.09)     (3.26)     (3.11)     4.78
                                               ----------     ----------    --------   --------   --------   -------
   Total from investment operations .........        0.67           4.68       (4.91)     (3.06)     (2.95)     4.99
                                               ----------     ----------    --------   --------   --------   -------
   Less distributions:
   Dividends from net investment income .....          --#         (0.24)      (0.18)     (0.19)     (0.17)    (0.25)
   Distributions from realized gains ........          --             --       (0.02)     (0.02)     (1.16)    (0.22)
                                               ----------     ----------    --------   --------   --------   -------
   Total dividends and distributions ........          --#         (0.24)      (0.20)     (0.21)     (1.33)    (0.47)
                                               ----------     ----------    --------   --------   --------   -------
Net asset value, end of period ..............  $    21.95     $    21.28    $  16.84   $  21.95   $  25.22   $ 29.50
                                               ==========     ==========    ========   ========   ========   =======
Total return (b).............................        3.15%         27.83%     (22.39)%   (12.15)%    (9.81)%   20.08%
                                               ==========     ==========    ========   ========   ========   =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............  $1,761,458     $1,589,054    $860,185   $925,533   $928,578   $20,931
   Ratio of expenses to average net
      assets (a) ............................        0.55%          0.56%       0.57%      0.56%      0.57%     0.58%
   Ratio of net investment income to average
      net assets (a) ........................        1.09%          1.23%       1.05%      0.83%      0.58%     0.78%
Portfolio turnover rate .....................          --++%          --++%        8%         3%        17%        5%
--------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                  October 2,
                                                   Ended       Year Ended    2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)       2003          2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $ 8.41        $ 6.08        $ 5.98
                                                  ------        ------        ------
   Income (loss) from investment operations:
   Net investment income (loss) .............       0.01            --#         0.01
   Net realized and unrealized gain on
      investments ...........................       0.20          2.33          0.09
                                                  ------        ------        ------
   Total from investment operations .........       0.21          2.33          0.10
                                                  ------        ------        ------
   Less distributions:
Net asset value, end of period...............     $ 8.62        $ 8.41        $ 6.08
                                                  ======        ======        ======
Total return (b) ............................       2.50%        38.55%         1.51%
                                                  ======        ======        ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $   84        $   75        $   50
Ratio of expenses to average net assets:
   After waivers (a) ........................       0.70%         0.70%         0.70%
   After waivers and fees paid
      indirectly (a) ........................       0.24%         0.59%         0.51%
   Before waivers and fees paid
      indirectly (a) ........................       0.76%         0.90%         1.29%
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................      (0.16)%       (0.19)%       (0.04)%
   After waivers and fees paid
      indirectly (a) ........................       0.30%        (0.08)%        0.15%
   Before waivers and fees paid
      indirectly (a) ........................      (0.22)%       (0.39)%       (0.64)%
Portfolio turnover rate .....................         87%          161%          177%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment income
      (loss) ................................     $   --#       $ 0.01        $ 0.01
----------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                   Year Ended December 31,
                                               June 30, 2004  -----------------------------------------------
Class IB                                        (Unaudited)     2003       2002      2001      2000    1999**
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $   8.39     $   6.07   $  7.99   $  9.63   $ 10.93   $10.00
                                                 --------     --------   -------   -------   -------   ------
   Income (loss) from investment operations:
   Net investment income (loss) .............          --#       (0.01)       --#    (0.02)     0.02     0.04
   Net realized and unrealized gain (loss) on
      investments ...........................        0.19         2.33     (1.92)    (1.62)    (1.30)    0.93
                                                 --------     --------   -------   -------   -------   ------
   Total from investment operations .........        0.19         2.32     (1.92)    (1.64)    (1.28)    0.97
                                                 --------     --------   -------   -------   -------   ------
   Less distributions:
   Dividends from net investment income .....          --           --        --        --#    (0.02)   (0.04)
                                                 --------     --------   -------   -------   -------   ------
Net asset value, end of period ..............    $   8.58     $   8.39   $  6.07   $  7.99   $  9.63   $10.93
                                                 ========     ========   =======   =======   =======   ======
Total return (b) ............................        2.26%       38.22%   (24.03)%  (17.02)%  (11.66)%   9.70%
                                                 ========     ========   =======   =======   =======   ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........    $156,527     $109,660   $25,146   $13,506   $ 8,676   $4,818
Ratio of expenses to average net assets:
   After waivers (a) ........................        0.95%        0.95%     0.95%     0.95%     0.98%    1.05%
   After waivers and fees paid
      indirectly (a) ........................        0.49%        0.84%     0.76%      N/A       N/A      N/A
   Before waivers and fees paid
      indirectly (a) ........................        1.01%        1.15%     1.54%     1.89%     1.76%    2.86%
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................       (0.41)%      (0.44)%   (0.29)%   (0.29)%    0.31%    0.63%
   After waivers and fees paid
      indirectly (a) ........................        0.05%       (0.33)%   (0.10)%     N/A       N/A      N/A
   Before waivers and fees paid
      indirectly (a) ........................       (0.47)%      (0.64)%   (0.89)%   (1.23)%   (0.47)%  (1.18)%
Portfolio turnover rate .....................          87%         161%      177%      227%      115%     148%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment income
      (loss) ................................     $   --#     $   0.01   $  0.03   $  0.06   $  0.04   $ 0.11
-------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                   March 25,
                                                   Ended       Year Ended     2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)       2003          2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $10.20         $ 7.08       $  8.57
                                                  ------         ------       -------
   Income from investment operations:
   Net investment income ....................         --#          0.01          0.01
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................       0.43           3.11         (1.50)
                                                  ------         ------       -------
   Total from investment operations .........       0.43           3.12         (1.49)
                                                  ------         ------       -------
   Less distributions:
   Dividends from net investment income .....         --             --            --#
   Distributions from realized gains ........      (0.04)            --            --
                                                  ------         ------       -------
   Total dividends and distributions ........      (0.04)            --            --#
                                                  ------         ------       -------
Net asset value, end of period ..............     $10.59         $10.20       $  7.08
                                                  ======         ======       =======
Total return (b) ............................       4.18%         44.07%       (17.37)%
                                                  ======         ======       =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $5,038         $2,835       $   106
Ratio of expenses to average net assets:
   After waivers (a) ........................       0.75%          0.75%         0.75%
   After waivers and fees paid
      indirectly (a) ........................       0.75%          0.63%         0.66%
   Before waivers and fees paid
      indirectly (a) ........................       0.76%          0.78%         0.83%
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................       0.05%          0.04%         0.02%
   After waivers and fees paid
      indirectly (a) ........................       0.05%          0.16%         0.11%
   Before waivers and fees paid
      indirectly (a) ........................       0.04%          0.01%        (0.06)%
Portfolio turnover rate .....................         55%           159%          214%
Effect of voluntary expense limitation
   during  the period:
   Per share benefit to net investment
      income (loss) .........................     $   --#        $   --#      $    --#
----------------------------------------------------------------------------------------

                                                 Six Months                                    September 1,
                                                   Ended          Year Ended December 31,        2000* to
                                               June 30, 2004  ------------------------------   December 31,
Class IB                                        (Unaudited)      2003      2002       2001         2000
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $  10.15     $   7.07   $   8.67   $  10.02     $ 10.00
                                                 --------     --------   --------   --------     -------
   Income (loss) from investment operations:
   Net investment income (loss) .............       (0.01)       (0.01)        --#      0.01        0.01
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................        0.43         3.09      (1.60)     (1.35)       0.03
                                                 --------     --------   --------   --------     -------
   Total from investment operations .........        0.42         3.08      (1.60)     (1.34)       0.04
                                                 --------     --------   --------   --------     -------
   Less distributions:
   Dividends from net investment income .....          --           --         --#     (0.01)      (0.02)
   Distributions from realized gains ........       (0.04)          --         --         --          --
                                                 --------     --------   --------   --------     -------
   Total dividends and distributions ........       (0.04)          --         --#     (0.01)      (0.02)
                                                 --------     --------   --------   --------     -------
Net asset value, end of period ..............    $  10.53     $  10.15   $   7.07   $   8.67     $ 10.02
                                                 ========     ========   ========   ========     =======
Total return (b) ............................        4.10%       43.56%    (18.44)%   (13.42)%      0.46%
                                                 ========     ========   ========   ========     =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........    $971,672     $792,096   $279,947   $177,447     $45,790
Ratio of expenses to average net assets:
   After waivers (a) ........................        1.00%        1.00%      1.00%      1.00%       1.00%
   After waivers and fees paid
      indirectly (a) ........................        1.00%        0.88%      0.91%       N/A         N/A
   Before waivers and fees paid
      indirectly (a) ........................        1.01%        1.03%      1.08%      1.22%       1.23%
Ratio of net investment income (loss)
   to average net assets:
   After waivers (a) ........................       (0.20)%      (0.21)%    (0.23)%     0.26%       1.17%
   After waivers and fees paid
      indirectly (a) ........................       (0.20)%      (0.09)%    (0.14)%      N/A         N/A
   Before waivers and fees paid
      indirectly (a) ........................       (0.21)%      (0.24)%    (0.31)%     0.04%       0.94%
Portfolio turnover rate .....................          55%         159%       214%       231%         42%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income (loss) .........................    $     --#    $     --#  $     --#  $   0.01     $    --
--------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                   Year Ended December 31,
                                               June 30, 2004  ---------------------------------------------
Class IA                                        (Unaudited)     2003     2002      2001    2000       1999
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $ 13.09     $  9.85  $ 11.61   $ 11.21  $10.76     $10.59
                                                  -------     -------  -------   -------  ------     ------
   Income from investment operations:
   Net investment income ....................          --#       0.09     0.11      0.12    0.10       0.03
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................        0.84        3.22    (1.79)     0.36    0.48       0.19
                                                  -------     -------  -------   -------  ------     ------
   Total from investment operations .........        0.84        3.31    (1.68)     0.48    0.58       0.22
                                                  -------     -------  -------   -------  ------     ------
   Less distributions:
   Dividends from net investment income .....          --       (0.07)   (0.08)    (0.08)  (0.13)     (0.05)
   Distributions from realized gains ........       (0.99)         --       --        --      --         --
                                                  -------     -------  -------   -------  ------     ------
   Total dividends and distributions ........       (0.99)      (0.07)   (0.08)    (0.08)  (0.13)     (0.05)
                                                  -------     -------  -------   -------  ------     ------
Net asset value, end of period ..............     $ 12.94     $ 13.09  $  9.85   $ 11.61  $11.21     $10.76
                                                  =======     =======  =======   =======  ======     ======
Total return (b) ............................        6.60%      33.58%  (14.49)%    4.29%   5.48%      2.07%
                                                  =======     =======  =======   =======  ======     ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $30,666     $26,522  $18,779   $18,087  $7,269     $2,339
Ratio of expenses to average net assets:
   After waivers (a) ........................        0.85%       0.85%    0.85%     0.85%   0.82%(c)   0.75%(c)
   After waivers and fees paid
      indirectly (a) ........................        0.85%       0.79%    0.83%      N/A     N/A        N/A
   Before waivers and fees paid
      indirectly (a) ........................        0.85%       0.85%    0.85%     0.86%   0.87%(c)   0.84%(c)
Ratio of net investment income to
   average net assets:
   After waivers (a) ........................        0.08%       0.75%    1.00%     1.28%   1.42%(c)   0.40%(c)
   After waivers and fees paid
      indirectly (a) ........................        0.08%       0.81%    1.02%      N/A     N/A        N/A
   Before waivers and fees paid
      indirectly (a) ........................        0.08%       0.75%    1.00%     1.27%   1.37%(c)   0.32%(c)
Portfolio turnover rate .....................          36%        160%      98%      106%    196%       192%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................     $    --     $    --  $    --   $    --# $ 0.01     $ 0.01
-----------------------------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                      Year Ended December 31,
                                               June 30, 2004  ------------------------------------------------------
Class IA                                        (Unaudited)      2003       2002       2001      2000         1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........   $    13.08    $     9.84  $  11.61   $  11.22  $  10.78     $  10.61
                                                ----------    ----------  --------   --------  --------     --------
   Income from investment operations:
   Net investment income (loss) .............        (0.01)         0.06      0.07       0.06      0.12         0.02
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................         0.83          3.22     (1.78)      0.39      0.43            0
                                                ----------    ----------  --------   --------  --------     --------
   Total from investment operations .........         0.82          3.28     (1.71)      0.45      0.55         0.19
                                                ----------    ----------  --------   --------  --------     --------
   Less distributions:
   Dividends from net investment income .....           --         (0.04)    (0.06)     (0.06)    (0.11)       (0.02)
   Distributions from realized gains ........        (0.99)           --        --         --        --           --
                                                ----------    ----------  --------   --------  --------     --------
   Total dividends and distributions ........        (0.99)        (0.04)    (0.06)     (0.06)    (0.11)       (0.02)
                                                ----------    ----------  --------   --------  --------     --------
Net asset value, end of period ..............   $    12.91    $    13.08  $   9.84   $  11.61  $  11.22     $  10.78
                                                ==========    ==========  ========   ========  ========     ========
Total return (b) ............................         6.45%        33.36%   (14.77)%     4.04%     5.13%        1.80%
                                                ==========    ==========  ========   ========  ========     ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........   $1,234,929    $1,097,892  $646,958   $429,560  $153,232     $149,618
Ratio of expenses to average net assets:
   After waivers (a) ........................         1.10%         1.10%     1.10%      1.10%     1.07%(c)     1.00%(c)
   After waivers and fees paid
      indirectly (a) ........................         1.10%         1.04%     1.08%       N/A       N/A          N/A
   Before waivers and fees paid
      indirectly (a) ........................         1.10%         1.10%     1.10%      1.11%     1.12%(c)     1.09%(c)
Ratio of net investment income (loss)
   to average net assets:
   After waivers (a) ........................        (0.17)%        0.50%     0.75%      1.03%     1.17%(c)     0.21%(c)
   After waivers and fees paid
      indirectly (a)                                 (0.17)%        0.56%     0.77%       N/A       N/A          N/A
   Before waivers and fees paid
      indirectly (a)                                 (0.17)%        0.50%     0.75%      1.02%     1.12%(c)     0.12%(c)
Portfolio turnover rate .....................           36%          160%       98%       106%      196%         192%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................   $       --    $       --  $     --   $     --# $     --     $   0.02
--------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                   March 25,
                                                   Ended       Year Ended     2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)       2003          2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $ 5.71        $ 4.53        $  6.22
                                                  ------        ------        -------
   Income from investment operations:
   Net investment income ....................         --#           --#            --#
   Net realized and unrealized gain (loss)
      on investments ........................       0.25          1.18          (1.69)
                                                  ------        ------        -------
   Total from investment operations .........       0.25          1.18          (1.69)
                                                  ------        ------        -------
Net asset value, end of period ..............     $ 5.96        $ 5.71        $  4.53
                                                  ======        ======        =======
Total return (b) ............................       4.38%        26.05%        (27.17)%
                                                  ======        ======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $  175        $  152        $    72
Ratio of expenses to average net assets:
   After waivers (a) ........................       0.90%         0.90%           0.90%
   Before waivers (a) .......................       0.98%         0.99%           1.01%
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................      (0.05)%        0.03%          0.03%
    Before waivers (a) ......................      (0.13)%       (0.06)%        (0.08)%
Portfolio turnover rate .....................         35%           42%            45%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income (loss) .........................     $   --#       $   --#       $    --#
----------------------------------------------------------------------------------------

                                                 Six Months                                    September 1,
                                                   Ended          Year Ended December 31,        2000* to
                                               June 30, 2004  ------------------------------   December 31,
Class IB                                        (Unaudited)     2003       2002       2001         2000
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $   5.69     $   4.52   $   6.49   $   8.42     $ 10.00
                                                 --------     --------   --------   --------     -------
   Income (loss) from investment operations:
   Net investment income (loss) .............       (0.01)          --#     (0.01)     (0.01)         --
   Net realized and unrealized gain (loss)
      on investments ........................        0.24         1.17      (1.96)     (1.92)      (1.57)
                                                 --------     --------   --------   --------     -------
   Total from investment operations .........        0.23         1.17      (1.97)     (1.93)      (1.57)
                                                 --------     --------   --------   --------     -------
   Less distributions:
   Dividends from net investment income .....          --           --         --         --#      (0.01)
                                                 --------     --------   --------   --------     -------
Net asset value, end of period ..............    $   5.92     $   5.69   $   4.52   $   6.49     $  8.42
                                                 ========     ========   ========   ========     =======
Total return (b) ............................        4.04%       25.88%    (30.35)%   (22.91)%    (15.70)%
                                                 ========     ========   ========   ========     =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........    $285,115     $260,330   $161,566   $163,096     $55,402
Ratio of expenses to average net assets:
   After waivers (a) ........................        1.15%        1.15%      1.15%      1.15%       1.15%
   Before waivers (a) .......................        1.23%        1.24%      1.26%      1.29%       1.37%
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................       (0.30)%      (0.22)%    (0.22)%    (0.27)%      0.65%
   Before waivers (a) .......................       (0.38)%      (0.31)%    (0.33)%    (0.41)%      0.43%
Portfolio turnover rate .....................          35%          42%        45%        27%          0%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income (loss) .........................    $     --#    $     --#  $   0.01   $   0.01     $    --#
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                  Six Months                     March 25,
                                                    Ended         Year Ended     2002* to
                                               June 30, 2004(e)  December 31,  December 31,
Class IA                                         (Unaudited)        2003(e)        2002
-------------------------------------------------------------------------------------------
Net asset value, beginning of period ........       $11.18          $11.19        $10.77
                                                    ------          ------        ------
   Income from investment operations:
   Net investment income ....................         0.16            0.34          0.41
   Net realized and unrealized
      gain on investments and
      foreign currency transactions .........        (0.16)           0.06          0.61
                                                    ------          ------        ------
   Total from investment operations .........           --            0.40          1.02
                                                    ------          ------        ------
   Less distributions:
   Dividends from net investment income .....           --#          (0.34)        (0.43)
   Distributions from realized gains ........        (0.02)          (0.07)        (0.17)
                                                    ------          ------        ------
   Total dividends and distributions ........        (0.02)          (0.41)        (0.60)
                                                    ------          ------        ------
Net asset value, end of period ..............       $11.16          $11.18        $11.19
                                                    ======          ======        ======
Total return (b) ............................         0.04%           3.62%         9.53%
                                                    ======          ======        ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........       $3,619          $2,122        $  131
Ratio of expenses to average net assets:
   After waivers (a) ........................         0.50%           0.52%         0.55%
   Before waivers (a) .......................         0.50%           0.52%         0.55%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................         2.79%           2.98%         4.77%
   Before waivers (a) .......................         2.79%           2.98%         4.77%
Portfolio turnover rate .....................          289%            464%          166%
-------------------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended                     Year Ended December 31,
                                               June 30, 2004(e)  --------------------------------------------------
Class IB                                          (Unaudited)      2003(e)     2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $    11.19     $    11.19  $  10.76  $  10.51  $   9.92  $  10.57
                                                  ----------     ----------  --------  --------  --------  --------
   Income from investment operations:
   Net investment income ....................           0.14           0.31      0.40      0.46      0.54      0.49
   Net realized and unrealized gain
      (loss) on investments and
      foreign currency transactions .........          (0.15)          0.08      0.61      0.45      0.61     (0.66)
                                                  ----------     ----------  --------  --------  --------  --------
   Total from investment operations .........          (0.01)          0.39      1.01      0.91      1.15     (0.17)
                                                  ----------     ----------  --------  --------  --------  --------
   Less distributions:
   Dividends from net investment income .....            --#          (0.32)    (0.41)    (0.46)    (0.56)    (0.48)
   Distributions from realized gains ........          (0.02)         (0.07)    (0.17)    (0.20)       --        --
                                                  ----------     ----------  --------  --------  --------  --------
   Total dividends and distributions ........          (0.02)         (0.39)    (0.58)    (0.66)    (0.56)    (0.48)
                                                  ----------     ----------  --------  --------  --------  --------
Net asset value, end of period ..............     $    11.16     $    11.19  $  11.19  $  10.76  $  10.51  $   9.92
                                                  ==========     ==========  ========  ========  ========  ========
Total return (b) ............................           0.04%          3.38%     9.52%     7.95%    11.55%    (1.64)%
                                                  ==========     ==========  ========  ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $1,112,579     $1,081,959  $768,461  $429,056  $233,916  $156,581
Ratio of expenses to average net assets:
   After waivers (a) ........................           0.75%          0.77%     0.80%     0.80%     0.80%     0.80%
   Before waivers (a) .......................           0.75%          0.77%     0.80%     0.81%     0.81%     0.89%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................           2.54%          2.73%     4.52%     5.18%     5.92%     5.53%
   Before waivers (a) .......................           2.54%          2.73%     4.52%     5.17%     5.91%     5.44%
Portfolio turnover rate .....................            289%           464%      166%      211%      185%      233%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................     $       --     $       --  $     --  $     --# $     --  $   0.01
-------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                  October 2,
                                                   Ended       Year Ended     2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)      2003(e)        2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $  13.29      $   9.76       $ 9.25
                                                  --------      --------       ------
   Income from investment operations:
   Net investment income ....................         0.05          0.10         0.02
   Net realized and unrealized gain on
      investments ...........................         0.86          3.55         0.53
                                                  --------      --------       ------
   Total from investment operations .........         0.91          3.65         0.55
                                                  --------      --------       ------
   Less distributions:
   Dividends from net investment income .....           --         (0.06)       (0.04)
   Distributions from realized gains ........        (0.16)        (0.06)          --
                                                  --------      --------       ------
   Total dividends and distributions ........        (0.16)        (0.12)       (0.04)
                                                  --------      --------       ------
Net asset value, end of period ..............     $  14.04      $  13.29       $ 9.76
                                                  ========      ========       ======
Total return (b) ............................        6.83%         37.69%        5.97%
                                                  ========      ========       ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $215,857      $177,723       $   57
Ratio of expenses to average net assets:
   After waivers (a) ........................         0.82%         0.85%        0.85%
   After waivers and fees paid indirectly
      (a) ...................................         0.55%         0.75%        0.81%
   Before waivers and fees paid indirectly
      (a) ...................................         0.82%         0.85%        0.86%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................         0.47%         0.70%        0.64%
   After waivers and fees paid indirectly
      (a) ...................................         0.74%         0.80%        0.68%
   Before waivers and fees paid indirectly
      (a) ...................................         0.47%         0.70%        0.63%
Portfolio turnover rate .....................           47%           69%          86%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net
      investment income ....................      $     --      $     --        $  --#
----------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                   Year Ended December 31,
                                               June 30, 2004  ------------------------------------------------
Class IB                                        (Unaudited)    2003(e)     2002      2001      2000      1999
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $  13.30     $   9.77  $  11.52   $  10.76  $   9.32  $  9.27
                                                 --------     --------  --------   --------  --------  -------
   Income from investment operations:
   Net investment income ....................        0.03         0.06      0.03       0.05      0.03     0.04
   Net realized and unrealized gain (loss)
      on investments ........................        0.86         3.57     (1.61)      1.82      1.68     0.11
                                                 --------     --------  --------   --------  --------  -------
   Total from investment operations .........        0.89         3.63     (1.58)      1.87      1.71     0.15
                                                 --------     --------  --------   --------  --------  -------
   Less distributions:
   Dividends from net investment income .....          --        (0.04)    (0.02)     (0.04)    (0.02)   (0.04)
   Distributions from realized gains ........       (0.16)       (0.06)    (0.15)     (1.07)    (0.25)   (0.06)
                                                 --------     --------  --------   --------  --------  -------
   Total dividends and distributions ........       (0.16)       (0.10)    (0.17)     (1.11)    (0.27)   (0.10)
                                                 --------     --------  --------   --------  --------  -------
Net asset value, end of period ..............    $  14.03     $  13.30  $   9.77   $  11.52  $  10.76  $  9.32
                                                 ========     ========  ========   ========  ========  =======
Total return (b) ............................        6.75%       37.42%   (13.87)%    17.74%    18.56%    1.66%
                                                 ========     ========  ========   ========  ========  =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........    $841,162     $689,540  $298,035   $175,167  $107,433  $72,607
Ratio of expenses to average net assets:
   After waivers (a) ........................        1.07%        1.10%     1.10%      1.10%     1.12%    1.20%
   After waivers and fees paid
      indirectly (a) ........................        0.80%        1.00%     1.06%       N/A       N/A      N/A
   Before waivers and fees paid indirectly
      (a) ...................................        1.07%        1.10%     1.11%      1.13%     1.15%    1.30%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................        0.22%        0.45%     0.39%      0.54%     0.31%    0.48%
   After waivers and fees paid indirectly
      (a) ...................................        0.49%        0.55%     0.43%       N/A       N/A      N/A
   Before waivers and fees paid indirectly
      (a) ...................................        0.22%        0.45%     0.38%      0.51%     0.28%    0.39%
Portfolio turnover rate .....................          47%          69%       86%        91%       69%      48%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net
      investment income .....................    $     --     $     --  $     --#  $     --# $     --  $  0.01
--------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                  October 2,
                                                   Ended       Year Ended     2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)       2003          2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $  13.24       $  10.07      $10.43
                                                 --------       --------      ------
   Income from investment operations:
   Net investment income ....................          --#            --#         --#
   Net realized and unrealized gain
      (loss) on investments and foreign
      currency transactions .................       (0.06)          3.17       (0.36)
                                                 --------       --------      ------
   Total from investment operations .........       (0.06)          3.17       (0.36)
                                                 --------       --------      ------
Net asset value, end of period ..............    $  13.18       $  13.24      $10.07
                                                 ========       ========      ======
Total return (b) ............................       (0.45)%        31.48%      (3.45)%
                                                 ========       ========      ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........    $400,212       $338,365      $   77
Ratio of expenses to average net assets:
   After waivers (a) ........................        0.90%          0.90%       0.90%
   After waivers and fees paid indirectly
      (a) ...................................        0.85%          0.85%       0.85%
   Before waivers and fees paid indirectly
      (a) ...................................        0.94%          0.97%       1.08%
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................      --++++%         (0.07)%     (0.11)%
   After waivers and fees paid indirectly
      (a) ...................................        0.05%         (0.02)%     (0.06)%
   Before waivers and fees paid indirectly
      (a) ...................................       (0.04)%        (0.14)%     (0.29)%
Portfolio turnover rate .....................          56%            72%        140%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................    $     --#      $     --#     $   --#
----------------------------------------------------------------------------------------

                                                 Six Months                             August 31,
                                                   Ended      Year Ended December 31,    2001* to
                                               June 30, 2004  -----------------------  December 31,
Class IB                                        (Unaudited)       2003       2002          2001
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........   $    13.20     $  10.07   $  11.39       $10.00
                                                ----------     --------   --------       ------
   Income (loss) from investment operations:
      Net investment income (loss) ..........        (0.01)       (0.02)     (0.01)          --#
   Net realized and unrealized gain
      (loss) on investments and foreign
      currency transactions .................        (0.06)        3.15      (1.30)        1.39
                                                ----------     --------   --------       ------
   Total from investment operations .........        (0.07)        3.13      (1.31)        1.39
                                                ----------     --------   --------       ------
   Less distributions:
   Distributions from realized gains ........           --           --      (0.01)          --
                                                ----------     --------   --------       ------
Net asset value, end of period ..............   $    13.13     $  13.20   $  10.07       $11.39
                                                ==========     ========   ========       ======
Total return (b) ............................        (0.53)%      31.08%    (11.51)%      13.90%
                                                ==========     ========   ========       ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........   $1,056,144     $903,595   $203,596       $9,292
Ratio of expenses to average net assets:
   After waivers (a) ........................         1.15%        1.15%      1.15%        1.15%
   After waivers and fees paid indirectly
      (a) ...................................         1.10%        1.10%      1.10%         N/A
   Before waivers and fees paid indirectly
      (a) ...................................         1.19%        1.22%      1.33%        3.59%
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................        (0.25)%      (0.32)%    (0.36)%      (0.13)%
   After waivers and fees paid indirectly
      (a) ...................................        (0.20)%      (0.27)%    (0.31)%        N/A
   Before waivers and fees paid
      indirectly (a) ........................        (0.29)%      (0.39)%    (0.54)%      (2.57)%
Portfolio turnover rate .....................           56%          72%       140%          22%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income (loss) .........................   $       --#    $     --#  $   0.02       $   --
---------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                  October 2,
                                                   Ended       Year Ended     2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)     2003(e)        2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $  14.71       $  11.27       $10.10
                                                 --------       --------       ------
   Income from investment operations:
   Net investment income ....................        0.06           0.14         0.04
   Net realized and unrealized gain on
      investments ...........................        0.68           3.40         1.24
                                                 --------       --------       ------
   Total from investment operations .........        0.74           3.54         1.28
                                                 --------       --------       ------
   Less distributions:
   Dividends from net investment income .....          --#         (0.10)       (0.11)
                                                 --------       --------       ------
Net asset value, end of period ..............    $  15.45       $  14.71       $11.27
                                                 ========       ========       ======
Total return (b) ............................        5.05%         31.57%       12.54%
                                                 ========       ========       ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........    $461,837       $355,625       $   71
Ratio of expenses to average net assets:
   After waivers (a) ........................        0.63%          0.67%        0.70%
   After waivers and fees paid
      indirectly (a) ........................        0.60%          0.66%        0.69%
   Before waivers and fees paid
      indirectly (a) ........................        0.63%          0.67%        0.70%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................        0.94%          1.04%        0.97%
   After waivers and fees paid
      indirectly (a) ........................        0.97%          1.05%        0.98%
   Before waivers and fees paid
      indirectly (a) ........................        0.94%          1.04%        0.97%
Portfolio turnover rate .....................          26%            34%          39%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................    $     --       $     --       $   --
----------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                    Year Ended December 31,
                                               June 30, 2004  ---------------------------------------------------
Class IB                                        (Unaudited)     2003(e)     2002       2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........   $    14.74    $    11.29  $  13.77   $  13.85  $  13.76  $  12.36
                                                ----------    ----------  --------   --------  --------  --------
   Income from investment operations:
   Net investment income ....................         0.05          0.10      0.08       0.10      0.21      0.17
   Net realized and unrealized gain (loss)
      on investments ........................         0.66          3.42     (2.35)      0.65      1.33      2.15
                                                ----------    ----------  --------   --------  --------  --------
   Total from investment operations .........         0.71          3.52     (2.27)      0.75      1.54      2.32
                                                ----------    ----------  --------   --------  --------  --------
   Less distributions:
   Dividends from net investment income .....           --#        (0.07)    (0.08)     (0.10)    (0.21)    (0.18)
   Distributions from realized gains ........           --            --     (0.13)     (0.73)    (1.24)    (0.74)
                                                ----------    ----------  --------   --------  --------  --------
   Total dividends and distributions ........           --#        (0.07)    (0.21)     (0.83)    (1.45)    (0.92)
                                                ----------    ----------  --------   --------  --------  --------
Net asset value, end of period ..............   $    15.45    $    14.74  $  11.29   $  13.77  $  13.85  $  13.76
                                                ==========    ==========  ========   ========  ========  ========
Total return (b) ............................         4.84%        31.28%   (16.68)%     5.49%    11.81%    19.00%
                                                ==========    ==========  ========   ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........   $1,296,627    $1,137,826  $680,559   $613,150  $392,035  $300,467
Ratio of expenses to average net assets:
   After waivers (a) ........................         0.88%         0.92%     0.95%      0.95%     0.92%     0.85%
   After waivers and fees paid
      indirectly (a) ........................         0.85%         0.91%     0.94%       N/A       N/A       N/A
   Before waivers and fees paid
      indirectly (a) ........................         0.88%         0.92%     0.95%      0.95%     0.93%     0.96%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................         0.69%         0.79%     0.72%      0.85%     1.56%     1.42%
   After waivers and fees paid
      indirectly (a) ........................         0.72%         0.80%     0.73%       N/A       N/A       N/A
   Before waivers and fees paid
      indirectly (a) ........................         0.69%         0.79%     0.72%      0.85%     1.55%     1.31%
Portfolio turnover rate .....................           26%           34%       39%        64%       81%       71%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................   $       --    $       --  $     --   $     --# $     --  $   0.01
-----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO(j):
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                  Six Months                     March 25,
                                                    Ended         Year Ended     2002* to
                                               June 30, 2004(e)  December 31,  December 31,
Class IA                                         (Unaudited)        2003(e)        2002
-------------------------------------------------------------------------------------------
Net asset value, beginning of period ........       $10.86          $ 8.66       $ 10.52
                                                    ------          ------       -------
   Income from investment operations:
   Net investment income ....................         0.14            0.14          0.07
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................         0.40            2.30         (1.85)
                                                    ------          ------       -------
   Total from investment operations .........         0.54            2.44         (1.78)
                                                    ------          ------       -------
   Less distributions:
   Dividends from net investment income .....           --#          (0.24)        (0.08)
                                                    ------          ------       -------
Net asset value, end of period ..............       $11.40          $10.86       $  8.66
                                                    ======          ======       =======
Total return (b) ............................         4.99%          28.27%       (16.90)%
                                                    ======          ======       =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........       $3,290          $2,163       $   108
Ratio of expenses to average net assets:
   After waivers (a) ........................         1.00%           1.00%         1.00%
   After waivers and fees paid
      indirectly (a) ........................         0.84%           0.93%         0.99%
   Before waivers and fees paid
      indirectly (a) ........................         1.00%           1.01%         1.05%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................         2.40%           1.35%         1.00%
   After waivers and fees paid
      indirectly (a) ........................         2.56%           1.42%         1.01%
   Before waivers and fees paid
      indirectly (a) ........................         2.40%           1.34%         0.95%
Portfolio turnover rate .....................           38%            163%           55%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................       $   --          $   --       $    --#
-------------------------------------------------------------------------------------------

                                                  Six Months
                                                    Ended                       Year Ended December 31,
                                               June 30, 2004(e)  ---------------------------------------------------
Class IB                                         (Unaudited)      2003(e)    2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........      $  10.86      $   8.66  $  10.46   $  13.44   $  19.35   $  13.01
                                                   --------      --------  --------   --------   --------   --------
   Income from investment operations:
   Net investment income ....................          0.13          0.11      0.06       0.08       0.27       0.07
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................          0.40          2.31     (1.80)     (2.98)     (2.71)      7.69
                                                   --------      --------  --------   --------   --------   --------
   Total from investment operations .........          0.53          2.42     (1.74)     (2.90)     (2.44)      7.76
                                                   --------      --------  --------   --------   --------   --------
   Less distributions:
   Dividends from net investment income .....            --#        (0.22)    (0.06)     (0.06)     (0.19)     (0.35)
   Distributions from realized gains ........            --            --        --      (0.02)     (3.28)     (1.07)
                                                   --------      --------  --------   --------   --------   --------
   Total dividends and distributions ........            --#        (0.22)    (0.06)     (0.08)     (3.47)     (1.42)
                                                   --------      --------  --------   --------   --------   --------
Net asset value, end of period ..............      $  11.39      $  10.86  $   8.66   $  10.46   $  13.44   $  19.35
                                                   ========      ========  ========   ========   ========   ========
Total return (b) ............................          4.90%        28.01%   (16.61)%   (21.55)%   (12.33)%    60.24%
                                                   ========      ========  ========   ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........      $707,051      $675,246  $454,735   $299,090   $357,232   $299,159
Ratio of expenses to average net assets:
   After waivers (a) ........................          1.25%         1.25%     1.25%      1.25%      1.23%      1.20%
   After waivers and fees paid
      indirectly (a) ........................          1.09%         1.18%     1.24%       N/A        N/A        N/A
   Before waivers and fees paid
      indirectly (a) ........................          1.25%         1.26%     1.30%      1.39%      1.27%      1.26%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................          2.15%         1.10%     0.75%      0.66%      1.01%      0.54%
   After waivers and fees paid
      indirectly (a) ........................          2.31%         1.17%     0.76%       N/A        N/A        N/A
   Before waivers and fees paid
      indirectly (a) ........................          2.15%         1.09%     0.70%      0.52%      0.98%      0.48%
Portfolio turnover rate .....................            38%          163%       55%        76%       112%       119%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net
      investment income .....................      $     --      $     --  $     --#  $   0.02   $   0.01   $   0.01
--------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                  Year Ended December 31,
                                               June 30, 2004  -----------------------------------------------
Class IA                                        (Unaudited)     2003      2002      2001     2000      1999
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $ 11.80      $  9.10   $ 13.82   $ 20.91   $ 27.40   $ 16.04
                                                 -------      -------   -------   -------   -------   -------
   Income (loss) from investment operations:
   Net investment income (loss) .............      (0.01)       (0.01)    (0.02)     0.07      0.04      0.01
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................       0.63         2.71     (4.70)    (7.16)    (5.13)    11.83
                                                 -------      -------   -------   -------   -------   -------
   Total from investment operations .........       0.62         2.70     (4.72)    (7.09)    (5.09)    11.84
                                                 -------      -------   -------   -------   -------   -------
   Less distributions:
   Distributions from realized gains ........         --           --        --        --#    (1.40)    (0.48)
                                                 -------      -------   -------   -------   -------   -------
Net asset value, end of period ..............    $ 12.42      $ 11.80   $  9.10   $ 13.82   $ 20.91   $ 27.40
                                                 =======      =======   =======   =======   =======   =======
Total return (b) ............................       5.25%       29.67%   (34.15)%  (33.89)%  (18.56)%   74.43%
                                                 =======      =======   =======   =======   =======   =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........    $29,036      $27,996   $22,611   $43,918   $72,889   $46,248
Ratio of expenses to average net assets:
   After waivers (a) ........................        N/A          N/A       N/A       N/A      0.70%     0.60%(c)
   After waivers and fees paid
      indirectly (a) ........................       0.65%        0.71%     0.72%      N/A       N/A       N/A
   Before waivers and fees paid
      indirectly (a) ........................       0.71%        0.72%     0.73%     0.72%     0.70%     0.70%(c)
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................        N/A          N/A       N/A       N/A      0.15%     0.09%(c)
   After waivers and fees paid
      indirectly (a) ........................      (0.15)%      (0.09)%   (0.16)%     N/A       N/A       N/A
   Before waivers and fees paid
      indirectly (a) ........................      (0.21)%      (0.10)%   (0.17)%    0.02%     0.14%     0.01%(c)
Portfolio turnover rate .....................         60%         105%      110%      278%      203%      184%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income (loss) .........................    $    --      $    --   $    --   $   --    $    --   $  0.01
-------------------------------------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended                        Year Ended December 31,
                                                 June 30, 2004  ----------------------------------------------------------
Class IB                                          (Unaudited)     2003       2002        2001         2000          1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........    $  11.64     $   9.00   $  13.70   $    20.78   $    27.33   $    16.04
                                                   --------     --------   --------   ----------   ----------   ----------
   Income (loss) from investment operations:
   Net investment loss ........................       (0.02)       (0.04)     (0.05)       (0.04)       (0.02)       (0.02)
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ............................        0.61         2.68      (4.65)       (7.04)       (5.13)       11.79
                                                   --------     --------   --------   ----------   ----------   ----------
   Total from investment operations ...........        0.59         2.64      (4.70)       (7.08)       (5.15)       11.77
                                                   --------     --------   --------   ----------   ----------   ----------
   Less distributions:
   Distributions from realized gains ..........          --           --         --           --#       (1.40)       (0.48)
                                                   --------     --------   --------   ----------   ----------   ----------
Net asset value, end of period ................    $  12.23     $  11.64   $   9.00   $    13.70   $    20.78   $    27.33
                                                   ========     ========   ========   ==========   ==========   ==========
Total return (b) ..............................        5.07%       29.33%    (34.31)%     (34.06)%     (18.83)%      73.62%
                                                   ========     ========   ========   ==========   ==========   ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) .............    $949,173     $935,920   $758,033   $1,363,276   $2,142,512   $1,665,635
Ratio of expenses to average net assets:
   After waivers (a) ..........................         N/A          N/A        N/A          N/A         0.95%        0.85%(c)
   After waivers and fees paid
      indirectly (a) ..........................        0.90%        0.96%      0.97%         N/A          N/A          N/A
   Before waivers and fees paid
      indirectly (a) ..........................        0.96%        0.97%      0.98%        0.97%        0.95%        0.95%(c)
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ..........................         N/A          N/A        N/A          N/A        (0.11)%      (0.16)%(c)
   After waivers and fees paid
      indirectly (a) ..........................       (0.40)%      (0.34)%    (0.41)%        N/A          N/A          N/A
   Before waivers and fees paid
      indirectly (a) ..........................       (0.46)%      (0.35)%    (0.42)%      (0.23)%      (0.11)%      (0.26)%(c)
Portfolio turnover rate .......................          60%         105%       110%         278%         203%         184%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment loss ...    $    --      $     --   $     --   $       --   $       --   $     0.01
--------------------------------------------------------------------------------------------------------------------------

                        See Notes to Financial Statements

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                   March 25,
                                                   Ended       Year Ended     2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)       2003          2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period ........      $8.54         $ 7.04        $  8.89
                                                   -----         ------        -------
   Income from investment operations:
   Net investment income ....................       0.04           0.07           0.05
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................       0.16           1.50          (1.84)
                                                   -----         ------        -------
      Total from investment operations ......       0.20           1.57          (1.79)
                                                   -----         ------        -------
      Less distributions:
      Dividends from net investment income ..         --#         (0.07)         (0.06)
                                                   -----         ------        -------
Net asset value, end of period ..............      $8.74         $ 8.54        $  7.04
                                                   =====         ======        =======
Total return (b) ............................       2.35%         22.28%        (20.11)%
                                                   =====         ======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........      $ 102         $   98        $    79
Ratio of expenses to average net assets:
   After waivers (a) ........................       0.70%          0.70%          0.70%
   After waivers and fees paid
     indirectly (a) .........................       0.66%          0.69%          0.69%
   Before waivers and fees paid
      indirectly (a) ........................       0.70%          0.71%          0.71%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................       0.81%          0.93%          0.77%
   After waivers and fees paid
      indirectly (a) ........................       0.85%          0.94%          0.78%
   Before waivers and fees paid
      indirectly (a) ........................       0.81%          0.92%          0.76%
Portfolio turnover rate .....................         59%            88%            70%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................      $  --         $   --#       $    --#
----------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                    Year Ended December 31,
                                               June 30, 2004  ---------------------------------------------------
Class IB                                        (Unaudited)     2003      2002       2001       2000      1999**
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $   8.55    $   7.04  $   8.97   $  10.72   $  10.84   $  10.00
                                                  --------    --------  --------   --------   --------   --------
   Income from investment operations:
   Net investment income ....................         0.03        0.05      0.04       0.04       0.04       0.04
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................         0.16        1.51     (1.93)     (1.75)     (0.12)      0.84
                                                  --------    --------  --------   --------   --------   --------
      Total from investment operations ......         0.19        1.56     (1.89)     (1.71)     (0.08)      0.88
                                                  --------    --------  --------   --------   --------   --------
      Less distributions:
      Dividends from net investment income ..           --#      (0.05)    (0.04)     (0.04)     (0.04)     (0.04)
                                                  --------    --------  --------   --------   --------   --------
Net asset value, end of period ..............     $   8.74    $   8.55  $   7.04   $   8.97   $  10.72   $  10.84
                                                  ========    ========  ========   ========   ========   ========
Total return (b) ............................         2.23%      22.12%   (21.04)%   (15.97)%    (0.77)%     8.76%
                                                  ========    ========  ========   ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $325,456    $311,991  $201,141   $244,038   $223,078   $109,828
Ratio of expenses to average net assets:
   After waivers (a) ........................         0.95%       0.95%     0.95%      0.95%      0.93%      0.85%
   After waivers and fees paid
      indirectly (a) ........................         0.91%       0.94%     0.94%       N/A        N/A        N/A
   Before waivers and fees paid
      indirectly (a) ........................         0.95%       0.96%     0.96%      0.97%      0.96%      1.16%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................         0.56%       0.68%     0.52%      0.48%      0.45%      0.80%
   After waivers and fees paid
      indirectly (a) ........................         0.60%       0.69%     0.53%       N/A        N/A        N/A
   Before waivers and fees paid
      indirectly (a) ........................         0.56%       0.67%     0.51%      0.46%      0.42%      0.49%
Portfolio turnover rate .....................           59%         88%       70%        84%        65%        64%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................     $     --    $     --# $     --#  $     --#  $     --   $   0.01
-----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended                    Year Ended December 31,
                                               June 30, 2004  ------------------------------------------------
Class IA                                        (Unaudited)    2003(e)     2002    2001(e)   2000(e)   1999(e)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $  10.37    $  10.38  $  10.37  $  10.33  $  10.28  $  10.22
                                                  --------    --------  --------  --------  --------  --------
   Income from investment operations:
   Net investment income ....................         0.04        0.09      0.16      0.39      0.64      0.51
   Net realized and unrealized gain (loss)
      on investments ........................        (0.01)         --#       --#       --+       --        --
                                                  --------    --------  --------  --------  --------  --------
      Total from investment operations ......         0.03        0.09      0.16      0.39      0.64      0.51
                                                  --------    --------  --------  --------  --------  --------
      Less distributions:
      Dividends from net investment income ..           --#      (0.10)    (0.15)    (0.35)    (0.59)    (0.45)
                                                  --------    --------  --------  --------  --------  --------
Net asset value, end of period ..............     $  10.40    $  10.37  $  10.38  $  10.37  $  10.33  $  10.28
                                                  ========    ========  ========  ========  ========  ========
Total return (b) ............................         0.29%       0.82%     1.54%     3.82%     6.24%     4.96%
                                                  ========    ========  ========  ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $672,688    $705,877  $834,792  $860,719  $893,097  $883,988
Ratio of expenses to average net
   assets (a) ...............................         0.39%       0.39%     0.39%     0.40%     0.40%     0.37%
Ratio of net investment income to average
   net assets (a) ...........................         0.71%       0.82%     1.48%     3.80%     6.02%     4.91%
--------------------------------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                     Year Ended December 31,
                                               June 30, 2004  ----------------------------------------------------
Class IB                                        (Unaudited)    2003(e)     2002       2001(e)    2000(e)   1999(e)
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $  10.31    $  10.32  $    10.32  $    10.28  $  10.25  $  10.21
                                                  --------    --------  ----------  ----------  --------  --------
   Income from investment operations:
   Net investment income ....................         0.02        0.06        0.12        0.31      0.61      0.49
   Net realized and unrealized gain (loss)
      on investments ........................           --#         --#       0.01        0.06+    (0.01)    (0.01)
                                                  --------    --------  ----------  ----------  --------  --------
      Total from investment operations ......         0.02        0.06        0.13        0.37      0.60      0.48
                                                  --------    --------  ----------  ----------  --------  --------
      Less distributions:
      Dividends from net investment income ..           --#      (0.07)      (0.13)      (0.33)    (0.57)    (0.44)
                                                  --------    --------  ----------  ----------  --------  --------
Net asset value, end of period ..............     $  10.33    $  10.31  $    10.32  $    10.32  $  10.28  $  10.25
                                                  ========    ========  ==========  ==========  ========  ========
Total return (b) ............................         0.20%       0.57%       1.21%       3.63%     5.99%     4.71%
                                                  ========    ========  ==========  ==========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $873,525    $942,215  $1,209,341  $1,155,159  $677,333  $559,713
Ratio of expenses to average net
   assets (a) ...............................         0.64%       0.64%       0.64%       0.65%     0.65%     0.62%
Ratio of net investment income to average
   net assets (a) ...........................         0.46%       0.57%       1.23%       3.38%     5.78%     4.68%
------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                  Six Months                    October 2,
                                                    Ended         Year Ended     2002* to
                                               June 30, 2004(e)  December 31,  December 31,
Class IA                                          (Unaudited)        2003          2002
-------------------------------------------------------------------------------------------
Net asset value, beginning of period ........       $11.23          $ 8.97        $ 8.41
                                                    ------          ------        ------
   Income from investment operations:
   Net investment income ....................         0.08            0.15          0.04
   Net realized and unrealized gain on
      investments ...........................         0.34            2.27          0.68
                                                    ------          ------        ------
      Total from investment operations ......         0.42            2.42          0.72
                                                    ------          ------        ------
      Less distributions:
      Dividends from net investment income ..           --#          (0.16)        (0.16)
                                                    ------          ------        ------
Net asset value, end of period ..............       $11.65          $11.23        $ 8.97
                                                    ======          ======        ======
Total return (b) ............................         3.76%          27.04%         8.55%
                                                    ======          ======        ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........       $  118          $  108        $   53
Ratio of expenses to average net assets:
   After waivers (a) ........................         0.70%           0.70%         0.70%
   After waivers and fees paid
      indirectly (a) ........................         0.64%           0.68%         0.69%
   Before waivers and fees paid
      indirectly (a) ........................         0.70%           0.70%         0.70%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................         1.41%           1.67%         1.54%
   After waivers and fees paid
      indirectly (a) ........................         1.47%           1.69%         1.55%
   Before waivers and fees paid
      indirectly (a) ........................         1.41%           1.67%         1.54%
Portfolio turnover rate .....................           19%             43%           42%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................       $   --#         $   --        $   --
-------------------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended                     Year Ended December 31,
                                               June 30, 2004(e)  --------------------------------------------------
Class IB                                          (Unaudited)      2003      2002       2001       2000      1999
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........      $  11.26      $   8.99  $  11.28   $  12.22   $  11.56  $  12.77
                                                   --------      --------  --------   --------   --------  --------
   Income from investment operations:
   Net investment income ....................          0.07          0.14      0.13       0.11       0.12      0.16
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................          0.33          2.27     (2.28)     (0.94)      0.66     (0.34)
                                                   --------      --------  --------   --------   --------  --------
      Total from investment operations ......          0.40          2.41     (2.15)     (0.83)      0.78     (0.18)
                                                   --------      --------  --------   --------   --------  --------
      Less distributions:
      Dividends from net investment income ..            --#        (0.14)    (0.14)     (0.11)     (0.12)    (0.16)
      Distributions from realized gains .....            --            --        --         --         --     (0.87)
                                                   --------      --------  --------   --------   --------  --------
      Total dividends and distributions .....            --#        (0.14)    (0.14)     (0.11)     (0.12)    (1.03)
                                                   --------      --------  --------   --------   --------  --------
Net asset value, end of period ..............      $  11.66      $  11.26  $   8.99   $  11.28   $  12.22  $  11.56
                                                   ========      ========  ========   ========   ========  ========
Total return (b) ............................          3.57%        26.81%   (19.07)%    (6.73)%     6.69%    (1.27)%
                                                   ========      ========  ========   ========   ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........      $619,274      $613,776  $470,799   $589,382   $564,610  $544,271
Ratio of expenses to average net assets:
   After waivers (a) ........................          0.95%         0.95%     0.95%      0.95%      0.92%     0.85%
   After waivers and fees paid
      indirectly (a) ........................          0.89%         0.93%     0.94%       N/A        N/A       N/A
   Before waivers and fees paid
      indirectly (a) ........................          0.95%         0.95%     0.95%      0.95%      0.92%     0.95%
Ratio of net investment income to average
   net assets:
   After waivers (a) ........................          1.16%         1.42%     1.29%      1.01%      1.05%     1.29%
   After waivers and fees paid
      indirectly (a) ........................          1.22%         1.44%     1.30%       N/A        N/A       N/A
   Before waivers and fees paid
      indirectly (a) ........................          1.16%         1.42%     1.29%      1.01%      1.05%     1.19%
Portfolio turnover rate .....................            19%           43%       42%        89%        87%       77%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................      $     --#     $     --  $     --#  $     --#  $     --  $   0.01
-------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                  October 2,
                                                   Ended       Year Ended     2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)       2003          2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period.........     $11.84         $ 9.56        $ 9.28
                                                  ------         ------        ------
   Income from investment operations:
   Net investment income.....................       0.02           0.04          0.01
   Net realized and unrealized gain on
      investments............................       0.19           2.28          0.31
                                                  ------         ------        ------
   Total from investment operations..........       0.21           2.32          0.32
                                                  ------         ------        ------
   Less distributions:
   Dividends from net investment income......         --          (0.04)        (0.04)
                                                  ------         ------        ------
Net asset value, end of period...............     $12.05         $11.84        $ 9.56
                                                  ======         ======        ======
Total return (b).............................       1.77%         24.27%         3.46%
                                                  ======         ======        ======
Ratios/Supplemental Data:
Net assets, end of period (000's)............     $  121         $  117        $   51
Ratio of expenses to average net assets:
   After waivers (a).........................       0.70%          0.70%         0.70%
   After waivers and fees paid
      indirectly (a).........................       0.59%          0.68%         0.67%
   Before waivers and fees paid
      indirectly (a).........................       0.76%          0.78%         0.77%
Ratio of net investment income to average net
   assets:
   After waivers (a).........................       0.24%          0.35%         0.33%
   After waivers and fees paid
      indirectly (a).........................       0.35%          0.37%         0.36%
   Before waivers and fees paid
      indirectly (a).........................       0.18%          0.27%         0.26%
Portfolio turnover rate......................         32%            62%          147%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment
      income.................................     $   --#        $ 0.01        $   --#
----------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                      Year Ended December 31,
                                               June 30, 2004  ------------------------------------------------------
Class IB                                        (Unaudited)     2003      2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $  11.87     $   9.58  $  13.03    $  17.24    $  21.41    $  16.79
                                                 --------     --------  --------    --------    --------    --------
   Income (loss) from investment operations:
   Net investment income (loss) .............        0.01         0.01      0.01          --#      (0.04)      (0.03)
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ..........................        0.18         2.29     (3.45)      (4.21)      (3.70)       5.09
                                                 --------     --------  --------    --------    --------    --------
   Total from investment operations .........        0.19         2.30     (3.44)      (4.21)      (3.74)       5.06
                                                 --------     --------  --------    --------    --------    --------
   Less distributions:
   Dividends from net investment income .....          --        (0.01)    (0.01)         --          --          --
   Distributions from realized gains ........          --           --        --          --       (0.43)      (0.44)
                                                 --------     --------  --------    --------    --------    --------
   Total dividends and distributions ........          --        (0.01)    (0.01)         --       (0.43)      (0.44)
                                                 --------     --------  --------    --------    --------    --------
Net asset value, end of period ..............    $  12.06     $  11.87  $   9.58    $  13.03    $  17.24    $  21.41
                                                 ========     ========  ========    ========    ========    ========
Total return (b) ............................        1.60%       24.05%   (26.39)%    (24.42)%    (17.79)%     30.24%
                                                 ========     ========  ========    ========    ========    ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........    $257,051     $263,715  $199,462    $299,380    $397,968    $384,175
Ratio of expenses to average net assets:
   After waivers (a) ........................        0.95%        0.95%     0.95%       0.95%       0.95%       0.93%
   After waivers and fees paid
      indirectly (a) ........................        0.84%        0.93%     0.92%        N/A         N/A         N/A
   Before waivers and fees paid
      indirectly (a) ........................        1.01%        1.03%     1.02%       0.98%       0.97%       0.98%
Ratio of net investment income (loss) to
   average net assets:
   After waivers (a) ........................       (0.01)%       0.10%     0.08%      (0.02)%     (0.25)%     (0.20)%
   After waivers and fees paid
      indirectly (a) ........................        0.10%        0.12%     0.11%        N/A         N/A         N/A
   Before waivers and fees paid
      indirectly (a) ........................       (0.07)%       0.02%     0.01%      (0.05)%     (0.23)%     (0.25)%
Portfolio turnover rate .....................          32%          62%      147%         95%         81%         76%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment income
      (loss) ................................    $     --#    $   0.01  $   0.01    $   0.01    $     --    $   0.01
--------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                 Six Months                   March 25,
                                                   Ended       Year Ended     2002* to
                                               June 30, 2004  December 31,  December 31,
Class IA                                        (Unaudited)      2003(e)        2002
----------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $ 10.47        $ 7.19       $  9.32
                                                  -------        ------       -------
   Income from investment operations:
   Net investment income ....................        0.03          0.07          0.05
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ..........................        0.65          3.26         (2.12)
                                                  -------        ------       -------
   Total from investment operations .........        0.68          3.33         (2.07)
                                                  -------        ------       -------
   Less distributions:
   Dividends from net investment income .....          --         (0.05)        (0.06)
                                                  -------        ------       -------
Net asset value, end of period ..............     $ 11.15        $10.47       $  7.19
                                                  =======        ======       =======
Total return (b) ............................        6.49%        46.30%       (22.23)%
                                                  =======        ======       =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $14,171        $7,462       $    87
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) .....        0.43%         0.60%         0.60%
   Before waivers and reimbursements (a) ....        0.43%         0.60%         0.60%
Ratio of net investment income to average
   net assets:
   After waivers and reimbursements (a) .....        0.74%         0.75%         0.91%
   Before waivers and reimbursements (a) ....        0.74%         0.75%         0.91%
Portfolio turnover rate .....................          11%           32%           29%
Effect of voluntary expense limitation during
   the period:                                    $    --        $   --       $    --
----------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                      Year Ended December 31,
                                               June 30, 2004  ---------------------------------------------------
Class IB                                        (Unaudited)     2003(e)      2002       2001      2000      1999
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $  10.47      $   7.19    $  9.15    $  9.03   $ 10.85   $  9.56
                                                 --------      --------    -------    -------   -------   -------
   Income from investment operations:
   Net investment income ....................        0.02          0.04       0.04       0.06      0.09      0.09
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions ..........................        0.65          3.26      (1.96)      0.13     (0.55)     1.85
                                                 --------      --------    -------    -------   -------   -------
   Total from investment operations .........        0.67          3.30      (1.92)      0.19     (0.46)     1.94
                                                 --------      --------    -------    -------   -------   -------
   Less distributions:
   Dividends from net investment income .....          --         (0.02)     (0.04)     (0.05)    (0.08)    (0.09)
   Distributions from realized gains ........          --            --         --      (0.02)    (1.28)    (0.56)
                                                 --------      --------    -------    -------   -------   -------
   Total dividends and distributions ........          --         (0.02)     (0.04)     (0.07)    (1.36)    (0.65)
                                                 --------      --------    -------    -------   -------   -------
Net asset value, end of period ..............    $  11.14      $  10.47    $  7.19    $  9.15   $  9.03   $ 10.85
                                                 ========      ========    =======    =======   =======   =======
Total return (b) ............................        6.40%        45.94%    (20.96)%     2.12%    (3.43)%   20.68%
                                                 ========      ========    =======    =======   =======   =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........    $412,247      $319,634    $99,391    $82,203   $72,747   $59,931
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) .....        0.68%         0.85%      0.85%      0.82%     0.75%     0.71%
   Before waivers and reimbursements (a) ....        0.68%         0.85%      0.85%      0.82%     0.93%     1.20%
Ratio of net investment income to average net
   assets:
   After waivers and reimbursements (a) .....        0.49%         0.50%      0.66%      0.74%     0.73%     1.11%
   Before waivers and reimbursements (a) ....        0.49%         0.50%      0.66%      0.73%     0.55%     0.62%
Portfolio turnover rate .....................          11%           32%        29%        36%       59%       59%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment
       income ...............................    $     --      $     --    $    --    $    --#  $  0.02   $  0.04
-----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS -- (Concluded)

--------------------------------------------------------------------------------

----------
*    Commencement of Operations.
**   Commenced operations on January 1, 1999.
+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#    Per share amount is less than $0.01.
++   Amount is less than 1%.
++++ Amount is less than 0.01%.
(a)  Ratios for periods less than one year are annualized.
(b)  Total returns for periods less than one year are not annualized.
(c) Reflects overall fund ratios for investment income and non-class specific expense.
(d) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.
(e) Net investment income and capital changes per share are based on monthly average shares outstanding.
(f) On October 6, 2000, this Portfolio received, through a substitution transaction, the assets and liabilities of the BT Equity 500 Index Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2000 through August 31, 2000 is that of the predecessor Alliance Equity Index Portfolio. Information prior to the year ended December 31, 2000 includes the results of operations of the predecessor BT Equity 500 Index Portfolio.
(g) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Lazard Large Cap Value Portfolio.
(h) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.
(i) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(j) On April 26, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price International Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Mercury International Value Portfolio.
(k) On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.
(l) On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.
(m) On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Note 1 Organization and Significant Accounting Policies

     EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with twenty-six diversified portfolios and three non-diversified portfolios (each a "Portfolio"). The non-diversified Portfolios are: EQ/Lazard Small Cap Value Portfolio, EQ/Marsico Focus Portfolio and EQ/Emerging Markets Equity Portfolio.

     Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the six months ended June 30, 2004, the Trust had Class IA and Class IB shares outstanding for each Portfolio. The Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Alliance Premier Growth Portfolio, EQ/Bernstein Diversified Value Portfolio, EQ/FI Small/Mid Cap Value Portfolio and EQ/MFS Emerging Growth Companies Portfolio. Equitable is the primary shareholder of Class IA shares for EQ/Calvert Socially Responsible Portfolio, and EQ/Evergreen Omega Portfolio.

     The investment objectives of each Portfolio are as follows:

     EQ/Alliance Common Stock Portfolio (advised by Alliance Capital Management L.P. ("Alliance") (an affiliate of Equitable)) -- Seeks to achieve long-term growth of capital.

     EQ/Alliance Growth and Income Portfolio (advised by Alliance) -- Seeks to provide a high total return.

     EQ/Alliance Intermediate Government Securities Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with relative stability of principal.

     EQ/Alliance International Portfolio (advised by Alliance) -- Seeks long-term growth of capital.

     EQ/Alliance Premier Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital.

     EQ/Alliance Quality Bond Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with moderate risk to capital.

     EQ/Alliance Small Cap Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital.

     EQ/Bernstein Diversified Value Portfolio (advised by Alliance through its Bernstein Investment Research and Management unit) -- Seeks capital appreciation.

     EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Brown Capital Management, Inc.) -- Seeks long-term capital appreciation.

     EQ/Capital Guardian International Portfolio (advised by Capital Guardian Trust Company ("Capital Guardian") -- Seeks to achieve long-term growth of capital.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

     EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) -- Seeks long-term growth of capital.

     EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) -- Seeks long-term growth of capital.

     EQ/Emerging Markets Equity Portfolio (advised by Morgan Stanley Investment Management, Inc.) -- Seeks long-term capital appreciation.

     EQ/Equity 500 Index Portfolio (advised by Alliance) -- Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

     EQ/Evergreen Omega Portfolio (advised by Evergreen Investment Management Company LLC) -- Seeks long-term capital growth.

     EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company ("Fidelity")) -- Seeks long-term growth of capital.

     EQ/FI Small/Mid Cap Value Portfolio (advised by Fidelity) -- Seeks long-term capital appreciation.

     EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management,
LLC) -- Seeks long-term growth of capital.

     EQ/J.P. Morgan Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc.) -- Seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     EQ/Lazard Small Cap Value Portfolio (advised by Lazard Asset Management) -- Seeks capital appreciation.

     EQ/Marsico Focus Portfolio (advised by Marsico Capital Management LLC) -- Seeks long-term growth of capital.

     EQ/Mercury Basic Value Equity Portfolio (advised by Mercury Advisors) -- Seeks capital appreciation and, secondarily, income.

     EQ/Mercury International Value Portfolio (advised by Merrill Lynch Investment Managers International Limited) -- Seeks capital appreciation.

     EQ/MFS Emerging Growth Companies Portfolio (advised by MFS Investment Management ("MFS")) -- Seeks to provide long-term capital growth.

     EQ/MFS Investors Trust Portfolio (advised by MFS) -- Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

     EQ/Money Market Portfolio (advised by Alliance) -- Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

     EQ/Putnam Growth & Income Value Portfolio (advised by Putnam) -- Seeks capital growth. Current income is a secondary objective.

     EQ/Putnam Voyager Portfolio (advised by Putnam) -- Seeks long-term growth of capital and any increased income that results from this growth.

     EQ/Small Company Index Portfolio (advised by Alliance) -- Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

     Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days are valued at representative, quoted prices. The EQ/Money Market Portfolio values all short-term debt securities at amortized cost.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Board of Trustees.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

     Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

     Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods. All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities -- at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns and mergers. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year.

Fees Paid Indirectly:

     For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended June 30, 2004, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:                                                             Amount
-----------                                                           ----------
EQ/Alliance Common Stock ..........................................   $1,446,230
EQ/Alliance Growth and Income .....................................      728,679
EQ/Alliance International .........................................       78,097
EQ/Alliance Premier Growth ........................................      174,570
EQ/Alliance Small Cap Growth ......................................      137,934
EQ/Bernstein Diversified Value ....................................          273
EQ/Calvert Socially Responsible ...................................        7,588
EQ/Capital Guardian International .................................      114,680
EQ/Capital Guardian Research ......................................       99,024
EQ/Capital Guardian U.S. Equity ...................................      128,414
EQ/Emerging Markets Equity ........................................      105,628
EQ/Evergreen Omega ................................................      269,130
EQ/Lazard Small Cap Value .........................................    1,018,214
EQ/Marsico Focus ..................................................      198,117
EQ/Mercury Basic Value Equity .....................................      102,369
EQ/Mercury International Value ....................................      323,268
EQ/MFS Emerging Growth Companies ..................................       23,731
EQ/MFS Investors Trust ............................................       18,701
EQ/Putnam Growth & Income Value ...................................       86,867
EQ/Putnam Voyager .................................................       39,688

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

     In 2004, the Trust terminated its brokerage recognition payment program and amounts accrued and unpaid or previously paid for brokerage recognition purposes were credited to certain Portfolios of the Trust for expense reduction purposes. These voluntary, non-recurring credits are reflected on the Statements of Operations.

Portfolios:                                                             Amount
-----------                                                           ----------
EQ/Alliance Common Stock ..........................................   $4,909,640
EQ/Alliance Growth and Income .....................................      697,999
EQ/Alliance International .........................................      115,656
EQ/Alliance Premier Growth ........................................      180,501
EQ/Alliance Small Cap Growth ......................................      380,953
EQ/Bernstein Diversified Value ....................................       38,254
EQ/Calvert Socially Responsible ...................................        6,921
EQ/Capital Guardian International .................................       23,367
EQ/Capital Guardian Research ......................................      452,318
EQ/Capital Guardian U.S. Equity ...................................       86,944
EQ/Emerging Markets Equity ........................................       82,703
EQ/Evergreen Omega ................................................       37,458
EQ/Lazard Small Cap Value .........................................      285,778
EQ/Marsico Focus ..................................................      138,350
EQ/Mercury Basic Value Equity .....................................      151,252
EQ/Mercury International Value ....................................      258,532
EQ/MFS Emerging Growth Companies ..................................      269,938
EQ/MFS Investors Trust ............................................       49,712
EQ/Putnam Growth & Income Value ...................................       97,125
EQ/Putnam Voyager .................................................       97,257

Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank ("JPMorgan"), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2004, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

     Certain Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

     Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

     Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable (the "Manager"). The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment sub-advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2004, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Index Portfolios
-------------------------------------------------
EQ/Equity 500 Index..............................   0.250%
EQ/Small Company Index...........................   0.250%

                                                        First           Next         Next          Next
Debt Portfolios                                     $750 Million   $750 Million   $1 Billion   $2.5 Billion   Thereafter
-------------------------------------------------   ------------   ------------   ----------   ------------   ----------
EQ/Alliance Intermediate Government Securities...      0.500%         0.475%        0.450%        0.430%        0.420%
EQ/Alliance Quality Bond.........................      0.525%         0.500%        0.475%        0.455%        0.445%
EQ/J.P. Morgan Core Bond.........................      0.450%         0.425%        0.400%        0.380%        0.370%
EQ/Money Market..................................      0.350%         0.325%        0.300%        0.280%        0.270%

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

                                         First         Next         Next         Next
Equity Portfolios                      $1 Billion   $1 Billion   $3 Billion   $5 Billion   Thereafter
-----------------                      ----------   ----------   ----------   ----------   ----------
EQ/Alliance Common Stock ...........     0.550%       0.500%       0.475%       0.450%       0.425%
EQ/Alliance Growth and Income ......     0.600%       0.550%       0.525%       0.500%       0.475%
EQ/Alliance International ..........     0.750%       0.700%       0.675%       0.650%       0.625%
EQ/Alliance Premier Growth .........     0.900%       0.850%       0.825%       0.800%       0.775%
EQ/Alliance Small Cap Growth .......     0.750%       0.700%       0.675%       0.650%       0.625%
EQ/Bernstein Diversified Value .....     0.650%       0.600%       0.575%       0.550%       0.525%
EQ/Calvert Socially Responsible ....     0.650%       0.600%       0.575%       0.550%       0.525%
EQ/Capital Guardian International ..     0.850%       0.800%       0.775%       0.750%       0.725%
EQ/Capital Guardian Research .......     0.650%       0.600%       0.575%       0.550%       0.525%
EQ/Capital Guardian U.S. Equity ....     0.650%       0.600%       0.575%       0.550%       0.525%
EQ/Emerging Markets Equity .........     1.150%       1.100%       1.075%       1.050%       1.025%
EQ/Evergreen Omega .................     0.650%       0.600%       0.575%       0.550%       0.525%
EQ/FI Mid Cap ......................     0.700%       0.650%       0.625%       0.600%       0.575%
EQ/FI Small/Mid Cap Value ..........     0.750%       0.700%       0.675%       0.650%       0.625%
EQ/Janus Large Cap Growth ..........     0.900%       0.850%       0.825%       0.800%       0.775%
EQ/Lazard Small Cap Value ..........     0.750%       0.700%       0.675%       0.650%       0.625%
EQ/Marsico Focus ...................     0.900%       0.850%       0.825%       0.800%       0.775%
EQ/Mercury Basic Value Equity ......     0.600%       0.550%       0.525%       0.500%       0.475%
EQ/Mercury International Value .....     0.850%       0.800%       0.775%       0.750%       0.725%
EQ/MFS Emerging Growth Companies ...     0.650%       0.600%       0.575%       0.550%       0.525%
EQ/MFS Investors Trust .............     0.600%       0.550%       0.525%       0.500%       0.475%
EQ/Putnam Growth & Income Value ....     0.600%       0.550%       0.525%       0.500%       0.475%
EQ/Putnam Voyager ..................     0.650%       0.600%       0.575%       0.550%       0.525%

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

     Equitable serves as Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays Equitable an annual fee payable monthly per the following fee schedule:

Fixed Charge

$30,000 for each Portfolio and for each portion of the Portfolio for which separate administrative services are provided, (e.g., portions of a Portfolio allocated to separate Advisers).

Total Trust Average Net Asset Charge

0.0400 of 1% on the first $3.0 billion
0.0300 of 1% on the next $3.0 billion
0.0250 of 1% on the next $4.0 billion
0.0225 of 1% in excess of $10.0 billion

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

     Pursuant to a sub-administration arrangement with Equitable, J.P. Morgan Investors Services Co. ("Sub-administrator") provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

     The Trust has entered into a Custody Agreement with JPMorgan. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and to make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5 Distribution Plans

     The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class IB shares. The Trust's Class IA shares are not subject to such fees.

Note 6 Expense Limitation

     In the interest of limiting expenses of certain Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to such Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of such Portfolios are limited to:

     0.55% of average daily net assets of the
        EQ/J.P. Morgan Core Bond Portfolio
     0.60% of average daily net assets of the
        EQ/Small Company Index Portfolio
     0.70% of average daily net assets of the EQ/Bernstein Diversified Value Portfolio
        EQ/Capital Guardian Research Portfolio
        EQ/Capital Guardian U.S. Equity Portfolio
        EQ/Evergreen Omega Portfolio
        EQ/Mercury Basic Value Equity Portfolio
        EQ/MFS Investors Trust Portfolio
        EQ/Putnam Growth & Income Value Portfolio
        EQ/Putnam Voyager Portfolio
     0.75% of average daily net assets of the
        EQ/FI Mid Cap Portfolio
     0.80% of average daily net assets of the
        EQ/Calvert Socially Responsible Portfolio
     0.85% of average daily net assets of the

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

        EQ/Alliance International Portfolio
        EQ/FI Small/Mid Cap Value Portfolio
        EQ/Lazard Small Cap Value Portfolio
     0.90% of average daily net assets of the EQ/Alliance Premier Growth Portfolio
        EQ/Janus Large Cap Growth Portfolio
        EQ/Marsico Focus Portfolio
     0.95% of average daily net assets of the
        EQ/Capital Guardian International Portfolio
     1.00% of average daily net assets of the
        EQ/Mercury International Value Portfolio
     1.55% of average daily net assets of the EQ/Emerging Markets Equity Portfolio

     Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years (prior three fiscal years for certain Portfolios, as indicated by a "+" in the following chart), provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the six months ended June 30, 2004, the Manager received $1,327,853 in reimbursement. At June 30, 2004, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

                                                             Amount Eligible through                     Total Eligible
                                        --------------------------------------------------------------        for
Portfolios:                               2004       2005       2006       2007       2008      2009      Reimbursement
-----------                             --------   --------   --------   --------   --------   -------   --------------
EQ/Alliance International+ ..........   $     --   $     --   $263,157   $ 23,756   $     --   $    --     $  286,913
EQ/Alliance Premier Growth+ .........    618,904    644,621    483,298    271,885         --        --      2,018,708
EQ/Bernstein Diversified Value ......         --         --         --    120,520     84,687        --        205,207
EQ/Calvert Socially Responsible+ ....     60,338     81,850     78,504     29,438         --        --        250,130
EQ/Capital Guardian International+ ..    205,295    202,459    233,863     50,727         --        --        692,344
EQ/Capital Guardian Research+ .......     91,413    178,544    126,883     22,211         --        --        419,051
EQ/Capital Guardian U.S. Equity+ ....    103,039    152,523    118,339     24,112         --        --        398,013
EQ/Emerging Markets Equity ..........         --    298,628    573,560     90,578     61,308        --      1,024,074
EQ/Evergreen Omega ..................     47,864     57,964     94,038    104,124    106,256    45,112        455,358
EQ/FI Mid Cap+ ......................    222,392    171,926    176,252     55,562         --        --        626,132
EQ/Janus Large Cap Growth+ ..........    159,808    178,528    195,917    108,008         --        --        642,261
EQ/Marsico Focus+ ...................     37,991    135,620    447,154    260,128         --        --        880,893
EQ/Mercury International Value ......     60,583    114,903    473,595    203,799     95,780    13,274        961,934
EQ/MFS Investors Trust ..............     81,391     45,505     54,022     29,082     26,337        --        236,337
EQ/Putnam Growth & Income Value .....    474,726     27,696      8,070      2,938         --        --        513,430
EQ/Putnam Voyager ...................    140,687     87,262    118,237    168,223    184,296    74,823        773,528

Note 7 Trustees Deferred Compensation Plan

     A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
June 30, 2004 (Unaudited)

twenty year period elected by such Trustee. At June 30, 2004, the total amount deferred by the Trustees participating in the Plan was $913,745.

Note 8 Percentage of Ownership by Affiliated Portfolios

     Shares of some of the Portfolios are held by the AXA Allocation fund of funds of the AXA Premier VIP Trust, an entity also advised by Equitable. The following table represents the percentage of ownership that each AXA Allocation Portfolio has in the underlying investment companies net assets as of June 30, 2004.

                                                       AXA                        AXA
                                        AXA        Conservative      AXA        Moderate       AXA
                                    Conservative       Plus        Moderate       Plus      Aggressive
Portfolios:                          Allocation     Allocation    Allocation   Allocation   Allocation
-----------                         ------------   ------------   ----------   ----------   ----------
EQ/Alliance Premier Growth              0.13%          0.41%        31.04%        1.47%        0.81%
EQ/Alliance Quality Bond                0.41           0.59         62.92         0.81         0.14
EQ/Capital Guardian International         --             --            --         4.51         0.81
EQ/Lazard Small Cap Value               0.06           0.22         18.49         1.08         0.32
EQ/Marsico Focus                        0.12           0.40         24.06         1.59         0.87
EQ/Mercury Basic Value Equity             --           0.26         21.80         3.07         0.90

Note 9 Substitution and Reorganization Transactions

     After the close of business on May 2, 2003, EQ/Alliance International Portfolio acquired the net assets of the EQ/International Equity Index Portfolio, pursuant to a Plan of Reorganization and Termination (the "Plan"). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 408,865 Class IA shares and 12,213,646 Class IB shares of EQ/Alliance International Portfolio (valued at $3,057,994 and $90,046,488, respectively) for the 8,351 Class IA shares and 13,140,144 Class IB shares of EQ/International Equity Index Portfolio outstanding on May 2, 2003. EQ/International Equity Index Portfolio's net assets at that date ($93,104,482), including $4,004,524 of unrealized depreciation, were combined with those of EQ/Alliance International Portfolio. The aggregate net assets of EQ/Alliance International Portfolio and EQ/ International Equity Index Portfolio immediately before the substitutions were $1,092,895,733 and $93,104,482, respectively, resulting in combined net assets of $1,186,000,215.

Note 10 Subsequent Events

     After the close of business on July 9, 2004, 23 portfolios of the former MONY Series Fund, Inc. and Enterprise Accumulation Trust were reorganized into their respective corresponding newly-created portfolios of the EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial.

     On July 8, 2004, the Trustees approved a 0.10% reduction in the expense limitation in EQ/Alliance Premier Growth Portfolio. The new expense caps for this fund will be 0.80% for Class A and 1.05% for Class B.

MANAGEMENT OF THE TRUST (UNAUDITED)

     The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                            Term of                                       Portfolios
                                            Office**                                      in Complex
                         Position(s)       and Length                                      Overseen                Other
                          Held With            of              Principal Occupation(s)         by              Directorships
Name, Address and Age       Trust          Time Served            During Past 5 Years       Trustee           Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                         Interested Trustee
----------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris*          Trustee and   Chairman from         From May 1995 to present,        78        Director of Alliance
1290 Avenue of the       Chairman      December 2002 to      Executive Vice President                   Capital Management L.P.;
Americas,                              present; Trustee      and Chief Investment                       Director of AXA
New York, New York                     from March 1997 to    Officer of AXA Financial,                  Alternative Advisors Inc.
10036                                  present Independent   Inc.; from September 1999
(48)                                   Trustees              to present, Executive
                                                             Vice President and Chief
                                                             Executive Officer of AXA
                                                             Financial Services LLC;
                                                             and from November 1995 to
                                                             present, Executive Vice
                                                             President of AXA Advisors
                                                             LLC.
----------------------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
----------------------------------------------------------------------------------------------------------------------------------
Theodossios              Trustee       From March 2000       Retired                          52        From May 1994 to present,
Athanassiades                          to present                                                       Director, Atlantic Bank
c/o EQ Advisors Trust                                                                                   of New York
1290 Avenue of the
Americas
New York, New York
10036
(65)
----------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards        Trustee       From March 1997       Retired. From 1986 to            52        From 1997 to present,
Syrus Associates                       to present            2001, Partner and                          Director, The PBHG Funds,
880 Third Avenue                                             Consultant, Syrus                          Inc.
New York, New York                                           Associates (business and
10036                                                        marketing consulting
(58)                                                         firm)
----------------------------------------------------------------------------------------------------------------------------------
David W. Fox             Trustee       From May 2000         Retired. From 1989 to            52        From 1987 to present,
c/o EQ Advisors Trust                  to present            2000, Public Governor and                  Director of USG
1290 Avenue of the                                           from 1996-2000 chairman                    Corporation
Americas                                                     of the Chicago Stock
New York, New York                                           Exchange
10036
(73)
----------------------------------------------------------------------------------------------------------------------------------

* Affiliated with the Manager and Distributors.. Mr. Noris has resigned as a Trustee and Chairman, effective as of August 31, 2004.
** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                            Term of                                       Portfolios
                                            Office**                                      in Complex
                         Position(s)       and Length                                      Overseen                Other
                          Held With            of              Principal Occupation(s)        by               Directorships
Name, Address and Age       Trust          Time Served            During Past 5 Years       Trustee           Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                 Independent Trustees (Continued)
----------------------------------------------------------------------------------------------------------------------------------
William M. Kearns, Jr.   Trustee       From March 1997       From 1994 to present,            52        From 1975 to present,
c/o EQ Advisors Trust                  to present            President, W.M. Kearns &                   Director, Selective
1290 Avenue of the                                           Co., Inc. (private                         Insurance Group, Inc.;
Americas                                                     investment company); from                  from 1991 to present,
New York, New York                                           2002 to present, Chairman                  Director, Transistor
10036                                                        and from 1998 to present,                  Devices, Inc.; from 1999
(69)                                                         Vice Chairman, Keefe                       to present, Advisory
                                                             Managers, Inc.                             Director, Proudfoot PLC
                                                                                                        (N.A.) (consulting firm);
                                                                                                        from 2001 to present,
                                                                                                        Advisory Director,
                                                                                                        Gridley & Company LLC;
                                                                                                        from 2002 to present,
                                                                                                        Director, United States
                                                                                                        Shipping Corp.
----------------------------------------------------------------------------------------------------------------------------------
Christopher P.A.         Trustee       From March 1997       From 1998 to present,            52        None
Komisarjevsky                          to present            President and Chief
c/o EQ Advisors Trust                                        Executive Officer,
1290 Avenue of the                                           Burson-Marsteller
Americas                                                     worldwide (public
New York, New York                                           relations).
10036
(59)
----------------------------------------------------------------------------------------------------------------------------------
Harvey Rosenthal         Trustee       From March 1997       From 1997 to present,            52        From 1997 to present,
c/o EQ Advisors Trust                  to present            Consultant/Director.                       Director, LoJack
1290 Avenue of the                                                                                      Corporation
Americas
New York, New York
10036
(61)
----------------------------------------------------------------------------------------------------------------------------------
Gary S. Schpero          Trustee       From May 2000 to      Retired. Prior to January        52        None
c/o EQ Advisors Trust                  present               1, 2000, Partner of
1290 Avenue of the                                           Simpson Thacher &
Americas                                                     Bartlett (law firm) and
New York, New York                                           Managing Partner of
10036                                                        Investment Management and
(50)                                                         Investment Company
                                                             Practice Group.
----------------------------------------------------------------------------------------------------------------------------------

* Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and Chairman, effective as of August 31, 2004.
** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

----------------------------------------------------------------------------------------------------------------------------------

                                                      Term of
                                                      Office**
                             Position(s)             and Length
                              Held With                  of                             Principal Occupation(s)
Name, Address and Age           Trust                Time Served                          During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------
                                                             Officers
----------------------------------------------------------------------------------------------------------------------------------
Steven M. Joenk***       President and Chief   From December 2002 to   From July 1999 to present, Senior Vice President of AXA
1290 Avenue of the       Executive Officer     present                 Financial; from July 1999 to December 2002, Vice President
Americas,                                                              and Chief Financial Officer of the Trust; from 1996 to
New York, New York                                                     1999, Managing Director of MeesPierson.
(45)
----------------------------------------------------------------------------------------------------------------------------------
Patricia Louie           Vice President and    From July 1999 to       From May 2003 to present, Vice President and Associate
1290 Avenue of the       Secretary             present                 General Counsel of AXA Financial and Equitable; July 1999
Americas,                                                              to May 2003, Vice President and Counsel of AXA Financial
New York, New York                                                     and Equitable; from September 1994 to July 1999, Assistant
(48)                                                                   General Counsel of The Dreyfus Corporation.
----------------------------------------------------------------------------------------------------------------------------------
Kenneth T. Kozlowski     Chief Financial       From December 2002 to   From February 2001 to present, Vice President of AXA
1290 Avenue of the       Officer and           present                 Financial; from December 1999 to December 2002, Controller
Americas,                Treasurer                                     of the Trust; from October 1999 to February 2001,
New York, New York                                                     Assistant Vice President of AXA Financial; from October
(42)                                                                   1996 to October 1999, Director -- Fund Administration of
                                                                       Prudential Investments.
----------------------------------------------------------------------------------------------------------------------------------
Mary E. Cantwell         Vice President        From July 1999 to       From February 2001 to present, Vice President of AXA
1290 Avenue of the                             present                 Financial; from July 1999 to present, Vice President of
Americas,                                                              Equitable; from September 1997 to July 1999, Assistant
New York, New York                                                     Vice President, Office of the Chief Investment Officer of
(42)                                                                   Equitable.
----------------------------------------------------------------------------------------------------------------------------------
Kenneth B Beitler        Vice President        From March 2002 to      From February 2003 to present, Vice President of AXA
1290 Avenue of the                             present                 Financial; from February 2002 to February 2003, Assistant
Americas,                                                              Vice President of AXA Financial; from May 1999 to February
New York, New York                                                     2002, Senior Investment Analyst and Assistant Vice
(45)                                                                   President of AXA Financial; prior thereto, an Investment
                                                                       Systems Development Analyst with TIAA-CREF.
----------------------------------------------------------------------------------------------------------------------------------
Brian E. Walsh           Vice President and    From December 2002 to   From February 2003 to present, Vice President of
1290 Avenue of the       Controller            present                 Equitable; from January 2001 to February 2003, Assistant
Americas,                                                              Vice President of Equitable; from December 1999 to January
New York, New York                                                     2001, Senior Fund Administrator of Equitable; from January
(36)                                                                   1993 to December 1999, Manager of Prudential Investment
                                                                       Fund Management.
----------------------------------------------------------------------------------------------------------------------------------
Andrew S. Novak          Assistant Secretary   From September 2002     From May 2003 to present, Vice President and Counsel of
1290 Avenue of the                             to present              AXA Financial and Equitable; from May 2002 to May 2003,
Americas,                                                              Counsel of AXA Financial and Equitable; from May 2001 to
New York, New York                                                     April 2002, Associate General Counsel and Chief Compliance
(36)                                                                   Officer of Royce & Associates, Inc.; from August 1997 to
                                                                       August 2000, Vice President and Assistant General Counsel
                                                                       of Mitchell Hutchins Asset Management.
----------------------------------------------------------------------------------------------------------------------------------

* Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and Chairman, effective as of August 31, 2004.
** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
*** Mr. Joenk has been appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

                PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

     A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Item 2.         Code of Ethics.

Not required.

Item 3.         Audit Committee Financial Expert.

Not required.

Item 4.         Principal Accountant Fees and Services.

Not required.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.         Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.        Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b) The registrant's certifying officers are not aware of any changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.        Exhibits.

(a)(1)  The registrant's code of ethics required by Item 2 - not required.

(a)(2)  Certifications required by Item 10(a)(2) are filed herewith.

(a)(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 - not applicable.

(b)     Certifications required by Item 10(b) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/s/ Steven M. Joenk
--------------------------------------
Steven M. Joenk
President and Chief Executive Officer
August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
--------------------------------------
Steven M. Joenk
Chief Executive Officer
August 31, 2004

/s/ Kenneth T. Kozlowski
--------------------------------------
Kenneth T. Kozlowski
Chief Financial Officer
August 31, 2004